UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 1 Iron Street, Boston, MA 02210
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

(415) 670-2000

Registrant’s telephone number, including area code:

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.96%

ADVERTISING — 0.10%
Affinion Group Inc.
7.88%, 12/15/18 (Call 03/03/17)	$2,015	$1,813,500

		1,813,500
AEROSPACE & DEFENSE — 1.44%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (Call 03/03/17)[a,b]	2,425	2,059,734
Arconic Inc.
5.40%, 04/15/21 (Call 01/15/21)	5,350	5,697,750
5.72%, 02/23/19	2,900	3,043,405
6.15%, 08/15/20[a]	4,400	4,775,453
6.75%, 07/15/18	3,105	3,292,490
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 03/03/17)	2,007	1,947,041
Meccanica Holdings USA Inc.
6.25%, 07/15/19[b]	1,100	1,186,625
TransDigm Inc.
5.50%, 10/15/20 (Call 03/03/17)	2,897	2,920,858
Triumph Group Inc.
4.88%, 04/01/21 (Call 04/01/17)[a]	1,650	1,575,750

		26,499,106
AGRICULTURE — 0.33%
Alliance One International Inc.
9.88%, 07/15/21 (Call 07/15/17)[a]	3,191	2,729,635
Vector Group Ltd.
7.75%, 02/15/21 (Call 03/03/17)	3,250	3,385,037

		6,114,672
AIRLINES — 0.94%
Air Canada
7.75%, 04/15/21[a,b]	1,875	2,109,916
Allegiant Travel Co.
5.50%, 07/15/19	1,920	1,975,488
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	2,315	2,340,465
5.50%, 10/01/19[b]	3,400	3,524,312
6.13%, 06/01/18[a]	2,170	2,259,512
Continental Airlines Inc. Pass Through Trust Class C
6.13%, 04/29/18[a]	2,074	2,151,257

Security	Principal (000s)	Value
Virgin Australia Holdings Ltd.
7.88%, 10/15/21[b]	$1,400	$1,404,755
8.50%, 11/15/19[b]	1,525	1,576,271

		17,341,976
APPAREL — 0.10%
William Carter Co. (The)
5.25%, 08/15/21 (Call 08/15/17)[a]	1,750	1,810,256

		1,810,256
AUTO MANUFACTURERS — 0.97%
Fiat Chrysler Automobiles NV
4.50%, 04/15/20[a]	6,045	6,176,198
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[b]	1,350	1,358,690
4.13%, 12/15/18[b]	2,450	2,511,163
4.25%, 11/15/19[a,b]	1,925	1,984,408
Navistar International Corp.
8.25%, 11/01/21 (Call 03/03/17)	5,745	5,802,450

		17,832,909
AUTO PARTS & EQUIPMENT — 0.67%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/03/17)[a]	1,810	1,864,300
Dana Inc.
5.38%, 09/15/21 (Call 03/03/17)[a]	1,885	1,950,975
Schaeffler Finance BV
4.25%, 05/15/21 (Call 05/15/17)[b]	2,750	2,784,375
Titan International Inc.
6.88%, 10/01/20 (Call 03/03/17)	1,792	1,798,720
ZF North America Capital Inc.
4.00%, 04/29/20[a,b]	3,865	3,995,444

		12,393,814
BANKS — 0.31%
Provident Funding Associates LP/PFG Finance Corp.
6.75%, 06/15/21 (Call 03/03/17)[b]	1,510	1,528,875
Royal Bank of Scotland Group PLC
4.70%, 07/03/18[a]	1,745	1,776,600

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Royal Bank of Scotland NV (The)
4.65%, 06/04/18	$2,440	$2,488,234

		5,793,709
BEVERAGES — 0.23%
Cott Beverages Inc.
6.75%, 01/01/20 (Call 03/03/17)[a]	2,445	2,526,907
DS Services of America Inc.
10.00%, 09/01/21 (Call 09/01/17)[a,b]	1,531	1,670,704

		4,197,611
BUILDING MATERIALS — 0.49%
Euramax International Inc.
12.00%, 08/15/20 (Call 02/15/18)[a,b]	1,725	1,871,625
Masco Corp.
7.13%, 03/15/20	2,113	2,407,193
Standard Industries Inc./NJ
5.13%, 02/15/21 (Call 02/15/18)[a,b]	2,220	2,321,161
USG Corp.
8.25%, 01/15/18	2,325	2,458,688

		9,058,667
CHEMICALS — 2.58%
Ashland LLC
3.88%, 04/15/18 (Call 03/15/18)[a]	2,320	2,364,291
CF Industries Inc.
6.88%, 05/01/18	1,000	1,053,750
7.13%, 05/01/20	1,500	1,653,750
Chemtura Corp.
5.75%, 07/15/21 (Call 03/03/17)[a]	2,475	2,571,164
Hexion Inc.
6.63%, 04/15/20 (Call 03/03/17)[a]	6,695	6,192,115
8.88%, 02/01/18 (Call 03/03/17)	3,920	3,929,800
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 03/03/17)	2,350	1,937,444
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[a]	3,295	3,418,563

Security	Principal (000s)	Value
INEOS Group Holdings SA
5.88%, 02/15/19 (Call 03/01/17)[a,b]	$3,150	$3,200,164
Momentive Performance Materials Inc.
3.88%, 10/24/21 (Call 03/03/17)	4,450	4,327,625
MPM Escrow LLC
8.88%, 10/15/20[c]	3,650	—
Perstorp Holding AB
11.00%, 09/30/21 (Call 11/18/18)[a,b]	1,525	1,544,607
Platform Specialty Products Corp.
10.38%, 05/01/21 (Call 05/01/18)[b]	2,200	2,431,000
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (Call 03/03/17)[b]	1,850	1,845,375
8.25%, 01/15/21 (Call 03/03/17)[b]	1,000	1,012,708
TPC Group Inc.
8.75%, 12/15/20 (Call 03/03/17)[b]	3,420	3,078,000
Tronox Finance LLC
6.38%, 08/15/20 (Call 03/03/17)	4,069	3,911,326
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	3,042	3,190,298

		47,661,980
COAL — 0.24%
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[b]	4,375	3,177,344
Westmoreland Coal Co.
8.75%, 01/01/22 (Call 01/01/18)[b]	1,400	1,275,750

		4,453,094
COMMERCIAL SERVICES — 2.72%
ADT Corp. (The)
6.25%, 10/15/21	4,350	4,725,993
APX Group Inc.
6.38%, 12/01/19 (Call 03/03/17)	3,088	3,184,851
8.75%, 12/01/20 (Call 03/03/17)	4,080	4,233,000

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Brand Energy & Infrastructure Services Inc.
8.50%, 12/01/21 (Call 03/03/17)[b]	$2,150	$2,226,444
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[b]	2,455	2,185,973
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 03/03/17)[a,b]	1,835	1,899,225
Constellis Holdings LLC/Constellis Finance Corp.
9.75%, 05/15/20 (Call 05/15/17)[b]	2,096	2,228,707
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 03/03/17)[b]	2,300	1,730,750
Graham Holdings Co.
7.25%, 02/01/19[a]	1,625	1,767,187
Hertz Corp. (The)
5.88%, 10/15/20 (Call 03/03/17)[a]	3,250	3,071,875
6.75%, 04/15/19 (Call 03/03/17)[a]	2,020	2,007,627
7.38%, 01/15/21 (Call 03/03/17)	2,220	2,138,831
Jurassic Holdings III Inc.
6.88%, 02/15/21 (Call 03/03/17)[b]	2,260	1,879,836
Laureate Education Inc.
10.00%, 09/01/19 (Call 03/03/17)[a,b]	6,123	6,388,268
Monitronics International Inc.
9.13%, 04/01/20 (Call 03/03/17)	2,820	2,749,500
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 03/03/17)[a,b]	2,900	3,019,625
RR Donnelley & Sons Co.
7.63%, 06/15/20[a]	1,170	1,237,275
7.88%, 03/15/21[a]	1,755	1,872,836
Syniverse Foreign Holdings Corp.
9.13%, 01/15/22 (Call 01/15/19)[b]	1,428	1,374,450

Security	Principal (000s)	Value
Syniverse Holdings Inc.
9.13%, 01/15/19 (Call 03/03/17)	$247	$223,030

		50,145,283
COMPUTERS — 1.88%
Dell Inc.
4.63%, 04/01/21[a]	1,600	1,636,000
5.65%, 04/15/18	2,330	2,420,287
5.88%, 06/15/19	2,550	2,703,510
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.88%, 06/15/21 (Call 06/15/18)[b]	7,355	7,759,525
EMC Corp.
1.88%, 06/01/18	3,550	3,532,250
2.65%, 06/01/20	8,027	7,786,190
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/03/17)[b]	3,024	2,785,860
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	1,940	2,015,447
NCR Corp.
4.63%, 02/15/21 (Call 03/03/17)[a]	2,020	2,055,194
5.88%, 12/15/21 (Call 12/15/17)	2,000	2,087,500

		34,781,763
COSMETICS & PERSONAL CARE — 0.52%
Avon Products Inc.
6.50%, 03/01/19	385	404,693
6.60%, 03/15/20	1,870	1,908,958
Edgewell Personal Care Co.
4.70%, 05/19/21[a]	2,350	2,464,143
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 03/03/17)[b]	2,565	2,546,564
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 03/03/17)	2,292	2,293,563

		9,617,921

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
DISTRIBUTION & WHOLESALE — 0.39%
American Builders & Contractors Supply Co. Inc.
5.63%, 04/15/21 (Call 03/03/17)[b]	$2,400	$2,472,000
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[b]	4,500	4,735,204

		7,207,204
DIVERSIFIED FINANCIAL SERVICES — 10.81%
Aircastle Ltd.
4.63%, 12/15/18[a]	1,820	1,888,250
5.13%, 03/15/21[a]	2,265	2,379,420
6.25%, 12/01/19[a]	2,278	2,473,054
6.75%, 04/15/17[a]	2,125	2,141,475
Ally Financial Inc.
3.25%, 02/13/18	2,600	2,621,432
3.25%, 11/05/18[a]	3,060	3,084,750
3.50%, 01/27/19	3,525	3,564,656
3.60%, 05/21/18	4,370	4,435,550
3.75%, 11/18/19	3,390	3,427,064
4.13%, 03/30/20[a]	3,150	3,202,920
4.25%, 04/15/21[a]	2,750	2,774,139
4.75%, 09/10/18[a]	2,970	3,066,525
5.50%, 02/15/17	4,155	4,156,566
6.25%, 12/01/17[a]	4,440	4,586,847
7.50%, 09/15/20	2,070	2,337,591
8.00%, 12/31/18	2,010	2,195,925
8.00%, 03/15/20	4,409	5,002,848
CIT Group Inc.
3.88%, 02/19/19	4,240	4,330,100
4.25%, 08/15/17	7,130	7,216,986
5.00%, 05/15/18 (Call 05/15/17)[b]	4,020	4,070,170
5.25%, 03/15/18	6,087	6,275,874
5.38%, 05/15/20	3,095	3,292,306
5.50%, 02/15/19[b]	7,370	7,753,830
6.63%, 04/01/18[b]	2,795	2,931,023
Enova International Inc.
9.75%, 06/01/21 (Call 06/01/17)[a]	2,450	2,464,292

Security	Principal (000s)	Value
FBM Finance Inc.
8.25%, 08/15/21 (Call 08/15/18)[b]	$2,625	$2,805,469
Fly Leasing Ltd.
6.75%, 12/15/20 (Call 03/03/17)[a]	1,870	1,952,480
Hexion 2 US Finance Corp.
10.38%, 02/01/22 (Call 02/01/19)[b]	690	703,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/17/17)	3,485	3,478,553
4.88%, 03/15/19 (Call 03/03/17)[a]	5,360	5,429,293
6.00%, 08/01/20 (Call 03/03/17)	7,465	7,623,631
6.25%, 02/01/22 (Call 02/01/19)[b]	845	851,338
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[a,b]	664	419,980
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 04/01/20 (Call 03/03/17)[a,b]	2,425	2,443,187
7.50%, 04/15/21 (Call 10/15/17)[a,b]	1,050	1,057,875
KCG Holdings Inc.
6.88%, 03/15/20 (Call 03/15/17)[a,b]	2,100	2,097,375
Lincoln Finance Ltd.
7.38%, 04/15/21 (Call 04/15/18)[a,b]	1,065	1,132,761
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 03/03/17)	2,020	2,050,300
6.50%, 07/01/21 (Call 03/03/17)	2,775	2,825,543
7.88%, 10/01/20 (Call 03/03/17)	1,610	1,670,192
9.63%, 05/01/19 (Call 03/03/17)	750	780,938

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Navient Corp.
4.63%, 09/25/17	$2,218	$2,240,180
4.88%, 06/17/19	4,155	4,186,162
5.00%, 10/26/20[a]	2,370	2,349,855
5.50%, 01/15/19	5,070	5,184,075
5.88%, 03/25/21[a]	2,030	2,024,925
6.63%, 07/26/21[a]	3,360	3,410,400
7.25%, 01/25/22	3,000	3,090,000
8.00%, 03/25/20	6,283	6,738,517
8.45%, 06/15/18	7,585	8,078,025
NewStar Financial Inc.
7.25%, 05/01/20 (Call 05/01/17)	1,325	1,334,938
NFP Corp.
9.00%, 07/15/21 (Call 03/03/17)[b]	2,675	2,798,719
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 03/03/17)[b]	3,220	3,352,825
7.25%, 12/15/21 (Call 12/15/17)[a,b]	3,525	3,608,719
Speedy Cash Intermediate Holdings Corp.
10.75%, 05/15/18 (Call 03/03/17)[b]	1,950	1,947,562
Springleaf Finance Corp.
5.25%, 12/15/19	3,182	3,201,581
6.90%, 12/15/17	3,850	3,975,125
7.75%, 10/01/21[a]	2,725	2,840,812
8.25%, 12/15/20[a]	4,180	4,488,275
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 03/03/17)[a,b]	2,949	2,687,276
Transworld Systems Inc.
9.50%, 08/15/21 (Call 08/15/17)[b]	1,750	1,255,625
Walter Investment Management Corp.
7.88%, 12/15/21 (Call 03/03/17)	2,075	1,688,531

		199,478,435

Security	Principal (000s)	Value
ELECTRIC — 2.03%
AES Corp./VA
7.38%, 07/01/21 (Call 06/01/21)	$4,000	$4,520,000
8.00%, 06/01/20	2,030	2,326,888
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	3,175	3,306,762
Dynegy Inc.
6.75%, 11/01/19 (Call 05/01/17)	9,300	9,553,862
GenOn Energy Inc.
7.88%, 06/15/17	2,420	1,878,309
9.50%, 10/15/18	1,708	1,291,912
9.88%, 10/15/20 (Call 03/03/17)[a]	1,200	886,364
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)[a]	1,710	1,722,825
5.00%, 05/01/18 (Call 04/01/18)	1,800	1,858,500
NRG Energy Inc.
7.88%, 05/15/21 (Call 03/03/17)[a]	660	684,750
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[a]	2,550	2,071,875
4.63%, 07/15/19 (Call 03/03/17)[a,b]	5,772	5,598,840
6.50%, 05/01/18	1,660	1,720,552

		37,421,439
ELECTRICAL COMPONENTS & EQUIPMENT — 0.02%
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 03/03/17)	375	388,081

		388,081
ELECTRONICS — 0.17%
Kemet Corp.
10.50%, 05/01/18 (Call 03/03/17)	1,546	1,549,865
Sanmina Corp.
4.38%, 06/01/19[a,b]	1,530	1,562,513

		3,112,378

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
ENGINEERING & CONSTRUCTION — 0.08%
Michael Baker International LLC/CDL Acquisition Co. Inc.
8.25%, 10/15/18 (Call 03/03/17)[a,b]	$1,410	$1,420,928

		1,420,928
ENTERTAINMENT — 1.47%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.25%, 03/15/21 (Call 03/03/17)	2,350	2,415,294
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[a]	2,055	2,115,417
4.38%, 04/15/21	1,870	1,942,391
4.88%, 11/01/20 (Call 08/01/20)	4,510	4,735,500
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 03/15/19 (Call 03/03/17)[b]	1,825	1,914,254
International Game Technology
7.50%, 06/15/19[a]	2,650	2,929,919
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[b]	2,100	2,228,625
Isle of Capri Casinos Inc.
5.88%, 03/15/21 (Call 03/03/17)	1,950	2,014,642
8.88%, 06/15/20 (Call 03/03/17)	1,053	1,100,089
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%, 08/15/21 (Call 08/15/18)[a,b]	1,770	1,812,176
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[b]	500	535,625

Security	Principal (000s)	Value
Six Flags Entertainment Corp.
5.25%, 01/15/21 (Call 03/03/17)[b]	$3,220	$3,308,550

		27,052,482
ENVIRONMENTAL CONTROL — 0.73%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 03/03/17)	3,775	3,865,943
5.25%, 08/01/20 (Call 03/03/17)	3,488	3,560,304
Covanta Holding Corp.
7.25%, 12/01/20 (Call 03/03/17)[a]	1,805	1,853,735
GFL Environmental Inc.
9.88%, 02/01/21 (Call 02/01/18)[b]	2,675	2,916,493
Tervita Escrow Corp.
7.63%, 12/01/21 (Call 12/01/18)[a,b]	1,300	1,345,500

		13,541,975
FOOD — 1.07%
B&G Foods Inc.
4.63%, 06/01/21 (Call 03/03/17)[a]	3,081	3,150,322
BI-LO LLC/BI-LO Finance Corp.
9.25%, 02/15/19 (Call 03/03/17)[b]	1,973	1,632,657
Bumble Bee Holdings Inc.
9.00%, 12/15/17 (Call 03/03/17)[a,b]	2,229	2,226,214
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
4.88%, 05/01/21 (Call 03/03/17)	1,875	1,922,656
Post Holdings Inc.
6.75%, 12/01/21 (Call 12/01/17)[b]	1,200	1,268,000
Simmons Foods Inc.
7.88%, 10/01/21 (Call 10/01/17)[b]	2,050	2,140,420
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 02/21/17)[a,b]	843	852,189

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
5.88%, 08/01/21 (Call 02/21/17)[a,b]	$250	$260,978
7.75%, 07/01/17	1,383	1,417,990
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)[a]	1,795	1,785,726
Tesco PLC
5.50%, 11/15/17[b]	3,000	3,072,434

		19,729,586
FOOD SERVICE — 0.02%
Aramark Services Inc.
5.75%, 03/15/20 (Call 03/03/17)[a]	463	471,461

		471,461
FOREST PRODUCTS & PAPER — 0.09%
Tembec Industries Inc.
9.00%, 12/15/19 (Call 03/03/17)[b]	1,575	1,590,061

		1,590,061
GAS — 0.24%
China Oil & Gas Group Ltd.
5.25%, 04/25/18 (Call 03/03/17)[b]	1,005	1,018,216
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	1,750	1,752,734
6.88%, 10/15/21 (Call 03/03/17)	1,637	1,685,818

		4,456,768
HAND & MACHINE TOOLS — 0.24%
Apex Tool Group LLC
7.00%, 02/01/21 (Call 03/03/17)[a,b]	2,190	2,031,225
Milacron LLC/Mcron Finance Corp.
7.75%, 02/15/21 (Call 02/15/17)[b]	2,371	2,466,690

		4,497,915
HEALTH CARE — PRODUCTS — 1.43%
Alere Inc.
6.50%, 06/15/20 (Call 03/03/17)	1,785	1,771,613

Security	Principal (000s)	Value
7.25%, 07/01/18 (Call 03/03/17)[a]	$1,800	$1,819,128
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[b]	4,350	3,788,238
Immucor Inc.
11.13%, 08/15/19 (Call 03/03/17)[a]	1,810	1,705,359
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/18)[b]	1,650	1,784,063
9.63%, 10/01/21 (Call 10/01/18)[b]	6,975	7,477,828
12.50%, 11/01/21 (Call 05/01/19)[a,b]	1,836	2,042,350
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a,b]	3,188	3,156,120
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 03/03/17)[a]	2,920	2,894,742

		26,439,441
HEALTH CARE — SERVICES — 7.05%
Centene Corp.
5.63%, 02/15/21 (Call 02/15/18)	6,205	6,507,494
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 03/03/17)[a]	2,995	3,004,359
5.13%, 08/01/21 (Call 03/03/17)[a]	4,450	4,185,203
7.13%, 07/15/20 (Call 03/03/17)[a]	5,073	4,178,884
8.00%, 11/15/19 (Call 03/03/17)[a]	8,176	7,182,125
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[b]	1,975	2,022,523

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
5.63%, 07/31/19[a,b]	$3,360	$3,582,353
5.88%, 01/31/22[b]	2,700	2,915,143
6.50%, 09/15/18[b]	1,550	1,644,227
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a,b]	2,625	2,830,204
6.88%, 07/15/17	2,060	2,101,387
HCA Holdings Inc.
6.25%, 02/15/21[a]	4,130	4,429,425
HCA Inc.
3.75%, 03/15/19	6,385	6,501,678
4.25%, 10/15/19[a]	2,520	2,606,275
6.50%, 02/15/20	13,148	14,347,755
8.00%, 10/01/18	2,525	2,753,236
IASIS Healthcare LLC/IASIS Capital Corp.
8.38%, 05/15/19 (Call 03/03/17)	3,755	3,586,386
Kindred Healthcare Inc.
8.00%, 01/15/20[a]	3,420	3,369,687
LifePoint Health Inc.
5.50%, 12/01/21 (Call 03/03/17)[a]	4,900	5,024,492
Opal Acquisition Inc.
8.88%, 12/15/21 (Call 03/03/17)[a,b]	2,800	2,387,000
Select Medical Corp.
6.38%, 06/01/21 (Call 03/03/17)[a]	3,300	3,278,941
Surgery Center Holdings Inc.
8.88%, 04/15/21 (Call 04/15/18)[b]	1,350	1,454,625
Tenet Healthcare Corp.
4.38%, 10/01/21	4,269	4,270,728
4.50%, 04/01/21[a]	3,550	3,567,750
4.75%, 06/01/20[a]	2,335	2,364,188
5.00%, 03/01/19	4,835	4,742,329
5.50%, 03/01/19	2,090	2,073,864
6.00%, 10/01/20	7,715	8,128,717
6.25%, 11/01/18	4,370	4,604,887
7.50%, 01/01/22 (Call 01/01/19)[b]	2,915	3,119,547
8.00%, 08/01/20 (Call 03/03/17)[a]	3,453	3,474,091

Security	Principal (000s)	Value
WellCare Health Plans Inc.
5.75%, 11/15/20 (Call 03/03/17)[a]	$3,737	$3,847,034

		130,086,537
HOLDING COMPANIES — DIVERSIFIED — 0.50%
HRG Group Inc.
7.75%, 01/15/22 (Call 03/03/17)[a]	1,000	1,051,250
7.88%, 07/15/19 (Call 03/03/17)	3,720	3,915,486
Noble Group Ltd.
6.75%, 01/29/20[a,b]	4,850	4,279,640

		9,246,376
HOME BUILDERS — 2.48%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.88%, 02/15/21 (Call 03/03/17)[b]	1,520	1,491,500
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 03/03/17)[a,b]	2,720	2,796,345
CalAtlantic Group Inc.
8.38%, 05/15/18	2,746	2,946,844
8.38%, 01/15/21[a]	1,665	1,938,268
DR Horton Inc.
4.75%, 05/15/17[a]	199	200,244
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 03/03/17)[b]	2,609	2,523,686
KB Home
4.75%, 05/15/19 (Call 02/15/19)	1,960	2,003,011
7.00%, 12/15/21 (Call 09/15/21)[a]	1,750	1,877,969
8.00%, 03/15/20[a]	1,595	1,772,444
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	2,455	2,475,745

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
4.50%, 06/15/19 (Call 04/16/19)[a]	$1,805	$1,860,744
4.50%, 11/15/19 (Call 08/15/19)	2,795	2,889,331
4.75%, 12/15/17 (Call 09/15/17)[a]	1,578	1,601,107
4.75%, 04/01/21 (Call 02/01/21)[a]	2,100	2,176,562
12.25%, 06/01/17[a]	1,588	1,640,523
Mattamy Group Corp.
6.50%, 11/15/20 (Call 03/03/17)[a,b]	2,087	2,129,783
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)[a]	3,050	3,133,875
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 03/03/17)[a,b]	2,446	2,512,186
Toll Brothers Finance Corp.
4.00%, 12/31/18 (Call 11/30/18)[a]	1,890	1,940,203
8.91%, 10/15/17[a]	1,686	1,765,734
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	1,985	2,016,016
William Lyon Homes Inc.
8.50%, 11/15/20 (Call 03/03/17)	1,985	2,076,806

		45,768,926
HOUSEHOLD PRODUCTS & WARES — 0.02%
Prestige Brands Inc.
5.38%, 12/15/21 (Call 03/03/17)[a,b]	325	335,156

		335,156
INSURANCE — 1.21%
American Equity Investment Life Holding Co.
6.63%, 07/15/21 (Call 07/15/17)	1,880	1,959,900
Genworth Holdings Inc.
6.52%, 05/22/18[a]	2,710	2,652,081
7.20%, 02/15/21	1,695	1,563,638

Security	Principal (000s)	Value
7.63%, 09/24/21	$3,225	$2,979,925
7.70%, 06/15/20	1,725	1,659,354
HUB International Ltd.
7.88%, 10/01/21 (Call 03/03/17)[b]	5,450	5,688,437
Radian Group Inc.
5.25%, 06/15/20[a]	1,524	1,588,770
7.00%, 03/15/21	1,470	1,630,965
USI Inc./NY
7.75%, 01/15/21 (Call 03/03/17)[a,b]	2,549	2,601,042

		22,324,112
INTERNET — 0.40%
IAC/InterActiveCorp
4.88%, 11/30/18 (Call 03/03/17)	1,274	1,291,290
Netflix Inc.
5.38%, 02/01/21[a]	2,235	2,393,845
TIBCO Software Inc.
11.38%, 12/01/21 (Call 12/01/17)[b]	3,400	3,744,250

		7,429,385
IRON & STEEL — 2.24%
AK Steel Corp.
7.63%, 05/15/20 (Call 03/03/17)[a]	2,435	2,492,831
7.63%, 10/01/21 (Call 10/01/17)[a]	1,875	1,952,344
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	2,069	2,041,198
9.38%, 06/01/19[a]	1,465	1,606,617
ArcelorMittal
6.13%, 06/01/18	1,200	1,257,092
6.25%, 08/05/20	3,200	3,473,800
6.50%, 03/01/21	3,330	3,638,025
10.85%, 06/01/19	3,800	4,455,056
Baffinland Iron Mines Corp.
12.00%, 02/01/22 (Call 02/01/21)[b]	750	735,000
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC
6.50%, 05/15/21 (Call 05/15/18)[a,b]	2,200	2,331,083

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Cliffs Natural Resources Inc.
7.75%, 03/31/20 (Call 03/31/17)[b]	$1,900	$1,958,018
8.25%, 03/31/20 (Call 03/31/18)[b]	2,585	2,791,800
Commercial Metals Co.
7.35%, 08/15/18	1,150	1,225,648
Evraz Inc. N.A. Canada
7.50%, 11/15/19 (Call 05/15/17)[a,b]	1,120	1,140,300
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)	3,175	3,287,977
U.S. Steel Corp.
7.38%, 04/01/20[a]	1,926	2,069,154
8.38%, 07/01/21 (Call 07/01/18)[b]	4,415	4,894,128

		41,350,071
LEISURE TIME — 0.40%
Gibson Brands Inc.
8.88%, 08/01/18 (Call 03/03/17)[a,b]	1,550	1,403,719
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a,b]	2,745	2,806,076
4.75%, 12/15/21 (Call 12/15/18)[b]	3,100	3,120,432

		7,330,227
LODGING — 1.77%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 03/03/17)	3,500	3,631,250
11.00%, 10/01/21 (Call 03/03/17)[a]	3,850	4,167,625
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 02/16/17)	1,000	1,030,000
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[b]	3,325	3,408,125

Security	Principal (000s)	Value
MGM Resorts International
5.25%, 03/31/20[a]	$2,100	$2,207,007
6.63%, 12/15/21	4,700	5,225,789
6.75%, 10/01/20[a]	4,285	4,745,638
8.63%, 02/01/19	3,605	4,009,808
11.38%, 03/01/18	1,835	2,012,957
Playa Resorts Holding BV
8.00%, 08/15/20 (Call 03/03/17)[b]	850	896,750
Seminole Hard Rock Entertainment Inc./Seminole Hard Rock International LLC
5.88%, 05/15/21 (Call 03/03/17)[b]	1,325	1,341,563

		32,676,512
MACHINERY — 1.57%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 03/03/17)[b]	3,485	3,441,437
CNH Industrial Capital LLC
3.25%, 02/01/17	1,550	1,549,039
3.38%, 07/15/19	2,375	2,395,764
3.63%, 04/15/18[a]	2,610	2,644,800
3.88%, 07/16/18[a]	2,670	2,712,275
3.88%, 10/15/21	1,950	1,940,250
4.38%, 11/06/20	2,630	2,712,187
4.88%, 04/01/21	2,200	2,288,367
Gardner Denver Inc.
6.88%, 08/15/21 (Call 03/03/17)[a,b]	2,625	2,618,438
Joy Global Inc.
5.13%, 10/15/21	2,278	2,465,935
Terex Corp.
6.00%, 05/15/21 (Call 02/15/17)	2,500	2,577,260
Xerium Technologies Inc.
9.50%, 08/15/21 (Call 08/15/18)	1,550	1,553,875

		28,899,627
MANUFACTURING — 0.82%
Bombardier Inc.
4.75%, 04/15/19[b]	2,650	2,689,576
7.75%, 03/15/20[b]	3,930	4,166,619
8.75%, 12/01/21[a,b]	5,925	6,406,406

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
LSB Industries Inc.
8.50%, 08/01/19 (Call 03/03/17)[a,d]	$1,977	$1,903,568

		15,166,169
MEDIA — 6.29%
Altice Financing SA
6.50%, 01/15/22 (Call 03/03/17)[b]	2,000	2,087,500
Altice Finco SA
9.88%, 12/15/20 (Call 03/03/17)[b]	900	950,025
Cablevision Systems Corp.
7.75%, 04/15/18	3,745	3,922,887
8.00%, 04/15/20[a]	2,165	2,379,155
8.63%, 09/15/17[a]	3,788	3,927,701
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25%, 03/15/21 (Call 03/03/17)	1,950	2,010,694
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 03/03/17)[b]	4,750	4,815,313
6.38%, 09/15/20 (Call 03/03/17)[a,b]	6,360	6,544,617
Clear Channel Worldwide Holdings Inc. Series B
7.63%, 03/15/20 (Call 03/03/17)[a]	8,508	8,550,540
Cogeco Communications Inc.
4.88%, 05/01/20 (Call 03/03/17)[a,b]	2,020	2,079,223
CSC Holdings LLC
6.75%, 11/15/21	4,225	4,593,474
8.63%, 02/15/19[a]	2,217	2,456,326
DISH DBS Corp.
4.25%, 04/01/18[a]	5,120	5,228,800
4.63%, 07/15/17[a]	3,751	3,784,571
5.13%, 05/01/20	4,800	4,937,040
6.75%, 06/01/21	8,850	9,511,263
7.88%, 09/01/19	5,927	6,527,109
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 03/03/17)	5,614	4,712,251

Security	Principal (000s)	Value
9.00%, 03/01/21 (Call 03/03/17)	$6,850	$5,137,500
10.00%, 01/15/18 (Call 03/03/17)[a]	3,125	2,444,336
11.25%, 03/01/21 (Call 03/03/17)	1,750	1,373,750
Nexstar Broadcasting Inc.
6.88%, 11/15/20 (Call 02/27/17)	2,215	2,295,737
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 03/03/17)[a]	3,491	3,569,548
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 03/03/17)	2,900	2,967,970
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 03/03/17)[b]	2,160	2,192,063
5.75%, 08/01/21 (Call 03/03/17)[a,b]	2,975	3,105,156
TEGNA Inc.
4.88%, 09/15/21 (Call 09/15/17)[a,b]	1,475	1,508,523
5.13%, 10/15/19 (Call 03/03/17)	2,930	3,002,748
5.13%, 07/15/20 (Call 03/03/17)	2,655	2,746,450
Virgin Media Secured Finance PLC
5.25%, 01/15/21	1,100	1,169,098
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.13%, 09/01/20 (Call 03/03/17)[a,b]	1,835	1,904,099
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 03/03/17)[a]	3,545	3,731,112

		116,166,579
METAL FABRICATE & HARDWARE — 0.16%
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 03/03/17)[b]	2,895	2,993,546

		2,993,546

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
MINING — 3.36%
Aleris International Inc.
7.88%, 11/01/20 (Call 03/03/17)	$1,595	$1,628,694
9.50%, 04/01/21 (Call 04/01/18)[b]	1,750	1,903,854
Anglo American Capital PLC
2.63%, 04/03/17[b]	2,000	2,001,267
2.63%, 09/27/17[b]	2,650	2,650,331
3.63%, 05/14/20[b]	3,450	3,475,875
4.13%, 04/15/21[b]	2,000	2,027,077
4.45%, 09/27/20[b]	2,200	2,275,235
9.38%, 04/08/19[b]	2,500	2,837,083
Coeur Mining Inc.
7.88%, 02/01/21 (Call 03/03/17)[a]	683	703,490
Constellium NV
7.88%, 04/01/21 (Call 04/01/18)[a,b]	1,385	1,487,144
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 03/03/17)[a,b]	2,399	2,450,229
Freeport-McMoRan Inc.
2.15%, 03/01/17[a]	1,850	1,846,620
2.30%, 11/14/17	3,100	3,096,125
2.38%, 03/15/18	6,700	6,679,900
3.10%, 03/15/20[a]	4,181	4,139,190
4.00%, 11/14/21[a]	2,775	2,698,688
6.50%, 11/15/20 (Call 03/03/17)[b]	2,475	2,537,648
Hecla Mining Co.
6.88%, 05/01/21 (Call 03/03/17)[a]	2,170	2,241,610
IAMGOLD Corp.
6.75%, 10/01/20 (Call 03/03/17)[b]	2,260	2,265,177
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	2,200	2,287,959
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a,b]	2,520	2,671,200
Teck Resources Ltd.
4.50%, 01/15/21 (Call 10/15/20)	2,170	2,206,805

Security	Principal (000s)	Value
4.75%, 01/15/22 (Call 10/15/21)	$2,375	$2,434,375
8.00%, 06/01/21 (Call 06/01/18)[b]	3,123	3,443,108

		61,988,684
OIL & GAS — 9.26%
Antero Resources Corp.
5.38%, 11/01/21 (Call 03/03/17)	4,475	4,592,469
Atwood Oceanics Inc.
6.50%, 02/01/20 (Call 03/03/17)[a]	2,125	2,024,403
Baytex Energy Corp.
5.13%, 06/01/21 (Call 06/01/17)[b]	1,525	1,405,105
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)[a]	4,075	3,535,062
7.63%, 01/15/22 (Call 01/15/18)	1,500	1,278,750
11.50%, 01/15/21 (Call 04/15/18)[b]	1,750	2,021,068
Canbriam Energy Inc.
9.75%, 11/15/19 (Call 05/15/17)[a,b]	1,650	1,732,500
Carrizo Oil & Gas Inc.
7.50%, 09/15/20 (Call 03/03/17)	2,748	2,854,485
Cenovus Energy Inc.
5.70%, 10/15/19	5,395	5,829,146
Citgo Holding Inc.
10.75%, 02/15/20[b]	6,650	7,134,722
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 03/03/17)[a]	2,275	2,306,850
CrownRock LP/CrownRock Finance Inc.
7.13%, 04/15/21 (Call 03/03/17)[b]	2,075	2,159,676
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[a,b]	3,000	3,262,500
Diamond Offshore Drilling Inc.
5.88%, 05/01/19[a]	2,100	2,189,452

12

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Endeavor Energy Resources LP/EER Finance Inc.
7.00%, 08/15/21 (Call 03/03/17)[a,b]	$2,300	$2,402,339
Energen Corp.
4.63%, 09/01/21 (Call 06/01/21)[a]	1,950	1,940,738
Ensco PLC
8.00%, 01/31/24 (Call 10/31/23)[a,b]	2,343	2,431,050
EP Energy LLC/Everest Acquisition Finance Inc.
9.38%, 05/01/20 (Call 03/03/17)[a]	7,030	7,065,150
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp.
7.88%, 07/15/21 (Call 07/15/18)[b]	2,625	2,815,312
Halcon Resources Corp.
8.63%, 02/01/20 (Call 03/03/17)[a,b]	3,300	3,456,750
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 03/03/17)	1,900	1,928,500
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.63%, 12/01/21 (Call 06/01/17)	1,500	1,054,821
MEG Energy Corp.
6.50%, 03/15/21 (Call 03/15/17)[b]	3,300	3,386,164
Murphy Oil Corp.
3.50%, 12/01/17	2,625	2,644,688
Nabors Industries Inc.
4.63%, 09/15/21	3,450	3,510,375
5.00%, 09/15/20	2,975	3,082,844
6.15%, 02/15/18	3,475	3,606,553
Newfield Exploration Co.
5.75%, 01/30/22	3,000	3,183,324
Noble Holding International Ltd.
4.63%, 03/01/21[a]	1,525	1,456,375
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 03/03/17)	2,065	1,786,225

Security	Principal (000s)	Value
Northern Tier Energy LLC/Northern Tier Finance Corp.
7.13%, 11/15/20 (Call 03/03/17)	$1,449	$1,504,143
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 03/03/17)	1,850	1,892,559
PBF Holding Co. LLC/PBF Finance Corp.
8.25%, 02/15/20 (Call 03/03/17)[a]	2,845	2,909,833
Permian Resources LLC
13.00%, 11/30/20 (Call 11/30/18)[b]	2,400	2,836,200
Permian Resources LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 03/03/17)[b]	2,950	2,507,500
7.38%, 11/01/21 (Call 07/31/17)[b]	2,250	1,928,406
Precision Drilling Corp.
6.50%, 12/15/21 (Call 03/03/17)	675	695,250
6.63%, 11/15/20 (Call 03/03/17)	1,226	1,253,906
Pride International Inc.
6.88%, 08/15/20[a]	3,102	3,321,063
Puma International Financing SA
6.75%, 02/01/21 (Call 03/03/17)[b]	3,700	3,826,392
QEP Resources Inc.
6.88%, 03/01/21[a]	2,987	3,167,386
Range Resources Corp.
5.75%, 06/01/21 (Call 03/01/21)[b]	2,220	2,328,558
Resolute Energy Corp.
8.50%, 05/01/20 (Call 03/03/17)	1,950	1,995,094
Sanchez Energy Corp.
7.75%, 06/15/21 (Call 06/15/17)	2,825	2,877,969
Seven Generations Energy Ltd.
8.25%, 05/15/20 (Call 03/03/17)[b]	2,930	3,109,462

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Southwestern Energy Co.
5.80%, 01/23/20 (Call 12/23/19)[a]	$3,700	$3,824,875
7.50%, 02/01/18	738	769,365
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)	2,695	2,756,331
6.25%, 04/15/21 (Call 04/15/18)	3,625	3,714,864
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)[a]	2,180	2,206,786
Transocean Inc.
4.25%, 10/15/17	2,455	2,471,111
6.00%, 03/15/18[a]	3,470	3,536,095
6.50%, 11/15/20[a]	2,400	2,429,289
8.13%, 12/15/21[a]	2,625	2,713,751
Tullow Oil PLC
6.00%, 11/01/20 (Call 02/13/17)[a,b]	2,325	2,191,313
Unit Corp.
6.63%, 05/15/21 (Call 03/03/17)	2,855	2,821,908
Western Refining Inc.
6.25%, 04/01/21 (Call 04/01/17)	1,491	1,545,981
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	4,300	4,375,250
5.75%, 03/15/21 (Call 12/15/20)[a]	3,995	4,027,459
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	4,600	4,807,000
7.50%, 08/01/20 (Call 07/01/20)	2,345	2,544,325

		170,966,820
OIL & GAS SERVICES — 1.39%
Archrock Partners LP/Archrock Partners Finance Corp.
6.00%, 04/01/21 (Call 04/01/17)	1,477	1,455,583
Borets Finance DAC
7.63%, 09/26/18[b]	850	859,289
7.63%, 09/26/18[e]	200	202,186

Security	Principal (000s)	Value
Calfrac Holdings LP
7.50%, 12/01/20 (Call 03/03/17)[b]	$2,600	$2,414,750
Forum Energy Technologies Inc.
6.25%, 10/01/21 (Call 03/03/17)	1,100	1,111,000
Globe Luxembourg SCA
9.63%, 05/01/18 (Call 05/01/17)[b]	1,450	1,479,000
KCA Deutag UK Finance PLC
7.25%, 05/15/21 (Call 05/15/17)[b]	1,000	949,219
PHI Inc.
5.25%, 03/15/19 (Call 03/03/17)	2,350	2,261,875
SESI LLC
6.38%, 05/01/19 (Call 03/03/17)	2,375	2,379,037
7.13%, 12/15/21 (Call 03/03/17)	3,025	3,108,944
Trinidad Drilling Ltd.
7.88%, 01/15/19 (Call 03/03/17)[a,b]	2,090	2,100,450
Weatherford International Ltd.
5.13%, 09/15/20	1,710	1,635,472
7.75%, 06/15/21 (Call 05/15/21)[a]	3,280	3,380,963
9.63%, 03/01/19	2,145	2,304,088

		25,641,856
PACKAGING & CONTAINERS — 2.39%
Albea Beauty Holdings SA
8.38%, 11/01/19 (Call 03/03/17)[b]	1,711	1,779,707
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.00%, 06/30/21 (Call 06/30/17)[b]	1,750	1,801,042
6.25%, 01/31/19 (Call 03/03/17)[b]	1,600	1,629,148
6.75%, 01/31/21 (Call 03/03/17)[b]	1,850	1,919,375
Ball Corp.
4.38%, 12/15/20	4,532	4,755,377
BWAY Holding Co.
9.13%, 08/15/21 (Call 08/15/17)[a,b]	2,825	3,042,171

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Coveris Holdings SA
7.88%, 11/01/19 (Call 03/03/17)[a,b]	$2,125	$2,137,873
Graphic Packaging International Inc.
4.75%, 04/15/21 (Call 01/15/21)	2,200	2,313,208
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[b]	2,050	2,106,375
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 03/03/17)[b]	1,265	1,094,225
Plastipak Holdings Inc.
6.50%, 10/01/21 (Call 03/03/17)[a,b]	1,695	1,769,156
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 03/03/17)	12,495	12,864,602
6.88%, 02/15/21 (Call 03/03/17)[a]	1,685	1,728,755
8.25%, 02/15/21 (Call 02/15/17)	832	856,857
Sealed Air Corp.
6.50%, 12/01/20 (Call 09/01/20)[a,b]	1,839	2,069,881
Silgan Holdings Inc.
5.00%, 04/01/20 (Call 03/03/17)	2,203	2,227,784

		44,095,536
PHARMACEUTICALS — 2.45%
Endo Finance LLC
5.75%, 01/15/22 (Call 03/03/17)[b]	2,900	2,540,735
Endo Finance LLC/Endo Finco Inc.
7.25%, 01/15/22 (Call 03/03/17)[b]	1,600	1,463,875
Nature’s Bounty Co. (The)
7.63%, 05/15/21 (Call 05/15/18)[a,b]	4,740	4,985,295
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[b]	8,540	7,327,960

Security	Principal (000s)	Value
5.63%, 12/01/21 (Call 03/03/17)[b]	$2,900	$2,294,625
6.38%, 10/15/20 (Call 03/03/17)[b]	9,800	8,611,750
6.75%, 08/15/18 (Call 03/03/17)[a,b]	6,899	6,795,515
6.75%, 08/15/21 (Call 03/03/17)[b]	2,800	2,358,067
7.00%, 10/01/20 (Call 03/03/17)[b]	3,050	2,745,000
7.50%, 07/15/21 (Call 03/03/17)[b]	7,025	6,076,625

		45,199,447
PIPELINES — 2.97%
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)	2,273	2,262,953
4.75%, 09/30/21[a,b]	2,050	2,091,000
5.35%, 03/15/20[b]	2,370	2,480,600
9.75%, 03/15/19[a,b]	1,715	1,929,375
Energy Transfer Equity LP
7.50%, 10/15/20	5,180	5,814,550
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	1,775	1,781,762
Genesis Energy LP/Genesis Energy Finance Corp.
5.75%, 02/15/21 (Call 03/03/17)	1,485	1,521,282
Gibson Energy Inc.
6.75%, 07/15/21 (Call 03/03/17)[b]	2,476	2,562,660
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 03/03/17)[a]	1,630	1,631,881
NGPL PipeCo LLC
7.12%, 12/15/17 [b]	5,494	5,674,295
9.63%, 06/01/19 (Call 03/03/17)[b]	2,211	2,308,505
Niska Gas Storage Ltd./Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 03/03/17)	1,645	1,654,113

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
NuStar Logistics LP
4.80%, 09/01/20	$1,920	$1,947,733
8.15%, 04/15/18	1,468	1,561,815
Rockies Express Pipeline LLC
5.63%, 04/15/20[a,b]	3,120	3,303,300
6.00%, 01/15/19[a,b]	2,130	2,246,558
6.85%, 07/15/18[b]	2,359	2,497,591
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 03/03/17)	3,712	3,764,200
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)	2,390	2,539,375
5.88%, 10/01/20 (Call 03/03/17)	2,010	2,065,275
6.13%, 10/15/21 (Call 02/16/17)	3,000	3,132,604

		54,771,427
REAL ESTATE — 0.53%
Crescent Communities LLC/Crescent Ventures Inc.
8.88%, 10/15/21 (Call 10/15/18)[a,b]	1,830	1,898,625
Howard Hughes Corp. (The)
6.88%, 10/01/21 (Call 03/03/17)[b]	3,450	3,626,985
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[b]	1,795	1,851,094
5.25%, 12/01/21 (Call 12/01/17)[b]	1,050	1,082,812
Rialto Holdings LLC/Rialto Corp.
7.00%, 12/01/18 (Call 03/03/17)[a,b]	1,375	1,400,686

		9,860,202
REAL ESTATE INVESTMENT TRUSTS — 1.63%
DuPont Fabros Technology LP
5.88%, 09/15/21 (Call 03/03/17)	2,700	2,821,500

Security	Principal (000s)	Value
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[a]	$2,070	$2,133,135
5.38%, 01/01/22 (Call 01/01/18)	3,100	3,275,635
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/18)[b]	2,495	2,569,850
6.00%, 10/01/20 (Call 10/01/17)[b]	4,346	4,549,379
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)	2,625	2,632,292
5.00%, 07/01/19 (Call 03/03/17)	3,355	3,403,245
RHP Hotel Properties LP/RHP Finance Corp.
5.00%, 04/15/21 (Call 03/03/17)[a]	1,475	1,501,225
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 03/03/17)	2,310	2,385,075
Starwood Property Trust Inc.
5.00%, 12/15/21 (Call 09/15/21)[b]	2,830	2,875,987
Vereit Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	1,994	1,995,356

		30,142,679
RETAIL — 2.62%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[b]	2,375	2,435,273
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/03/17)	3,355	3,448,095
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp.
8.00%, 06/01/21 (Call 06/01/17)[b]	1,525	1,508,479
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 03/03/17)[a]	2,300	2,316,675

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
6.75%, 01/15/22 (Call 03/03/17)	$1,000	$1,007,500
GameStop Corp.
5.50%, 10/01/19 (Call 03/03/17)[a,b]	1,405	1,431,044
6.75%, 03/15/21 (Call 03/15/18)[a,b]	2,300	2,328,750
Guitar Center Inc.
6.50%, 04/15/19 (Call 03/03/17)[b]	2,733	2,451,817
Hot Topic Inc.
9.25%, 06/15/21 (Call 03/03/17)[a,b]	1,645	1,722,726
JC Penney Corp. Inc.
5.65%, 06/01/20	1,693	1,665,489
8.13%, 10/01/19	2,080	2,202,200
Jo-Ann Stores LLC
8.13%, 03/15/19 (Call 03/02/17)[b]	396	395,010
L Brands Inc.
6.63%, 04/01/21	4,625	5,078,828
7.00%, 05/01/20[a]	1,740	1,918,350
8.50%, 06/15/19	2,248	2,527,495
Michaels Stores Inc.
5.88%, 12/15/20 (Call 03/03/17)[b]	2,524	2,600,477
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 03/03/17)[a,b]	3,850	2,387,000
QVC Inc.
3.13%, 04/01/19	1,775	1,794,405
Rite Aid Corp.
6.75%, 06/15/21 (Call 03/03/17)	1,550	1,612,415
9.25%, 03/15/20 (Call 03/03/17)	2,153	2,231,046
TRU Taj LLC/TRU Taj Finance Inc.
12.00%, 08/15/21 (Call 02/15/18)[a,b]	2,442	2,119,720
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	1,700	1,722,216
3.88%, 11/01/20 (Call 08/01/20)	1,500	1,536,648

		48,441,658

Security	Principal (000s)	Value
SEMICONDUCTORS — 0.77%
Amkor Technology Inc.
6.63%, 06/01/21 (Call 03/03/17)	$1,799	$1,848,473
NXP BV/NXP Funding LLC
3.75%, 06/01/18[a,b]	2,400	2,441,454
4.13%, 06/15/20[b]	2,240	2,312,291
4.13%, 06/01/21[b]	5,025	5,187,810
5.75%, 02/15/21 (Call 03/03/17)[a,b]	1,200	1,237,269
STATS ChipPAC Pte Ltd.
8.50%, 11/24/20 (Call 11/24/18)[b]	1,150	1,213,566

		14,240,863
SHIPBUILDING — 0.07%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[b]	1,175	1,225,389

		1,225,389
SOFTWARE — 0.82%
Blackboard Inc.
9.75%, 10/15/21 (Call 04/15/18)[a,b]	1,434	1,484,190
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 03/03/17)[b]	7,000	6,755,000
Change Healthcare Holdings Inc.
11.00%, 12/31/19 (Call 03/01/17)[a]	845	871,802
First Data Corp.
6.75%, 11/01/20 (Call 02/03/17)[a,b]	1,309	1,352,683
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[b]	2,429	2,526,160
Nuance Communications Inc.
5.38%, 08/15/20 (Call 03/03/17)[b]	2,050	2,099,154

		15,088,989
STORAGE & WAREHOUSING — 0.31%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 03/03/17)[b]	3,950	3,713,000
10.75%, 10/15/19 (Call 03/03/17)[b]	2,625	1,995,505

		5,708,505

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 11.44%
Anixter Inc.
5.13%, 10/01/21	$1,804	$1,882,925
5.63%, 05/01/19[a]	1,820	1,913,450
Avanti Communications Group PLC
10.00%, 10/01/19[b]	1,445	866,700
Avaya Inc.
7.00%, 04/01/19 (Call 03/03/17)[a,b,c]	3,005	2,494,150
CenturyLink Inc.
6.00%, 04/01/17[a]	1,977	1,989,356
6.45%, 06/15/21	5,575	5,923,002
Series R
5.15%, 06/15/17[a]	1,844	1,860,135
Series V
5.63%, 04/01/20[a]	4,430	4,687,005
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[b]	2,625	2,694,281
5.00%, 06/15/21 (Call 06/15/17)[b]	2,900	2,984,504
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[a]	3,250	3,038,750
7.13%, 03/15/19[a]	1,960	2,087,866
8.13%, 10/01/18	2,475	2,671,465
8.25%, 04/15/17[a]	1,911	1,933,245
8.50%, 04/15/20[a]	4,488	4,773,437
8.88%, 09/15/20 (Call 06/15/20)	4,870	5,198,725
9.25%, 07/01/21	2,150	2,230,625
HC2 Holdings Inc.
11.00%, 12/01/19 (Call 03/03/17)[b]	1,475	1,482,375
Hughes Satellite Systems Corp.
6.50%, 06/15/19	4,473	4,831,735
7.63%, 06/15/21	4,075	4,470,234
Intelsat Jackson Holdings SA
7.25%, 04/01/19 (Call 03/03/17)[a]	6,373	5,451,861
7.25%, 10/15/20 (Call 03/03/17)	9,215	7,256,812
7.50%, 04/01/21 (Call 03/03/17)[a]	4,200	3,234,000

Security	Principal (000s)	Value
Level 3 Financing Inc.
6.13%, 01/15/21 (Call 03/03/17)	$2,420	$2,501,764
Nokia OYJ
5.38%, 05/15/19	4,430	4,667,332
SoftBank Group Corp.
4.50%, 04/15/20[b]	9,480	9,689,564
Sprint Communications Inc.
7.00%, 03/01/20[b]	4,240	4,605,700
7.00%, 08/15/20	6,490	6,960,414
8.38%, 08/15/17	5,030	5,191,903
9.00%, 11/15/18[b]	12,955	14,192,332
9.13%, 03/01/17	3,823	3,839,739
11.50%, 11/15/21	3,025	3,760,723
Sprint Corp.
7.25%, 09/15/21	10,425	11,182,801
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 02/13/17)	2,670	2,708,181
6.13%, 01/15/22 (Call 01/15/18)	2,000	2,115,000
6.25%, 04/01/21 (Call 04/01/17)	7,375	7,635,583
6.46%, 04/28/19 (Call 02/13/17)	3,115	3,163,282
6.54%, 04/28/20 (Call 02/13/17)	4,005	4,116,766
6.63%, 11/15/20 (Call 02/10/17)	3,655	3,746,375
6.63%, 04/28/21 (Call 04/28/17)	5,150	5,350,850
Telecom Italia Capital SA
7.00%, 06/04/18	2,385	2,532,684
7.18%, 06/18/19	3,025	3,335,365
ViaSat Inc.
6.88%, 06/15/20 (Call 03/03/17)	2,500	2,573,264
West Corp.
4.75%, 07/15/21 (Call 07/15/18)[a,b]	1,900	1,928,500
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 03/03/17)[b]	7,535	7,666,862
6.50%, 04/30/20 (Call 03/03/17)[b]	2,200	2,284,303

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal or Shares (000s)	Value
7.38%, 04/23/21 (Call 04/23/17)[b]	$11,900	$12,389,685
Windstream Services LLC
7.75%, 10/15/20 (Call 03/03/17)[a]	3,434	3,504,567
7.75%, 10/01/21 (Call 03/03/17)[a]	3,554	3,625,080

		211,225,257
TEXTILES — 0.14%
Springs Industries Inc.
6.25%, 06/01/21 (Call 03/03/17)[a]	2,450	2,533,368

		2,533,368
TRANSPORTATION — 0.59%
CEVA Group PLC
4.00%, 05/01/18 (Call 03/03/17)[a,b]	1,400	1,340,500
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 03/03/17)[b]	3,835	3,942,859
Hornbeck Offshore Services Inc.
5.00%, 03/01/21 (Call 03/03/17)[a]	1,600	1,122,000
5.88%, 04/01/20 (Call 03/03/17)[a]	1,650	1,229,250
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 03/03/17)[b]	2,600	1,797,250
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 03/03/17)[b]	1,810	1,552,075

		10,983,934

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,783,094,779)		1,808,212,252

SHORT-TERM INVESTMENTS — 17.50%

MONEY MARKET FUNDS — 17.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[f,g,h]	297,585	297,674,406

Security	Principal or Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[f,g]	$25,280	$25,280,099

		322,954,505

TOTAL SHORT-TERM INVESTMENTS
(Cost: $322,879,819)		322,954,505

TOTAL INVESTMENTS IN SECURITIES — 115.46%
(Cost: $2,105,974,598)[i]		2,131,166,757
Other Assets, Less Liabilities — (15.46)%		(285,313,318)

NET ASSETS — 100.00%		$1,845,853,439

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Issuer is in default of interest payments.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $2,106,436,672. Net unrealized appreciation was $24,730,085, of which $36,955,007 represented gross unrealized appreciation on securities and $12,224,922 represented gross unrealized depreciation on securities.

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Corporate bonds & notes	$—	$1,808,212,252	$0	[a]	$1,808,212,252
Money market funds	322,954,505	—	—		322,954,505

Total	$322,954,505	$1,808,212,252	$0	[a]	$2,131,166,757

[a]	Rounds to less than $1.

20

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.43%

ADVERTISING — 0.04%
Omnicom Group Inc.
6.25%, 07/15/19	$100	$110,110

		110,110
AEROSPACE & DEFENSE — 1.16%
Boeing Co. (The)
4.88%, 02/15/20	200	216,881
6.00%, 03/15/19	25	27,174
General Dynamics Corp.
1.00%, 11/15/17[a]	375	374,593
L-3 Communications Corp.
4.75%, 07/15/20	280	297,653
L3 Technologies Inc.
4.95%, 02/15/21 (Call 11/15/20)	100	108,130
5.20%, 10/15/19	50	53,698
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	550	554,254
Northrop Grumman Corp.
3.50%, 03/15/21	200	207,519
5.05%, 08/01/19	50	53,604
Raytheon Co.
3.13%, 10/15/20	100	103,327
United Technologies Corp.
1.80%, 06/01/17	125	125,169
4.50%, 04/15/20	735	794,694

		2,916,696
AGRICULTURE — 1.04%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	350	354,533
4.75%, 05/05/21[a]	525	570,708
9.70%, 11/10/18[a]	100	113,663
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	10	10,045
3.50%, 11/24/20 (Call 10/24/20)[a]	100	102,295
Philip Morris International Inc.
1.88%, 01/15/19	425	425,426
1.88%, 02/25/21 (Call 01/25/21)[a]	150	146,842
5.65%, 05/16/18	375	394,006
Reynolds American Inc.
2.30%, 06/12/18	85	85,461
3.25%, 06/12/20	300	306,877
6.88%, 05/01/20	75	84,996
8.13%, 06/23/19	25	28,442

		2,623,294

Security	Principal (000s)	Value
AUTO MANUFACTURERS — 4.09%
American Honda Finance Corp.
1.20%, 07/14/17	$200	$200,030
1.20%, 07/12/19	375	368,629
1.55%, 12/11/17	225	225,635
2.13%, 10/10/18	50	50,436
2.25%, 08/15/19	200	201,224
2.45%, 09/24/20	200	201,055
Ford Motor Credit Co. LLC
2.15%, 01/09/18	400	401,176
2.46%, 03/27/20	200	198,079
2.94%, 01/08/19	650	657,999
3.00%, 06/12/17	200	200,916
3.20%, 01/15/21	800	803,143
3.34%, 03/18/21	450	453,713
4.25%, 02/03/17	200	200,014
5.00%, 05/15/18	200	207,428
6.63%, 08/15/17	300	308,066
8.13%, 01/15/20	300	346,125
General Motors Co.
3.50%, 10/02/18[a]	250	255,276
General Motors Financial Co. Inc.
2.40%, 05/09/19	225	224,434
2.63%, 07/10/17	112	112,503
3.10%, 01/15/19	350	354,467
3.15%, 01/15/20 (Call 12/15/19)	175	176,511
3.20%, 07/13/20 (Call 06/13/20)	250	251,655
3.20%, 07/06/21 (Call 06/06/21)	150	149,153
3.25%, 05/15/18	100	101,241
3.45%, 01/14/22 (Call 12/14/21)	200	199,978
4.20%, 03/01/21 (Call 02/01/21)	575	595,581
PACCAR Financial Corp.
1.45%, 03/09/18	75	75,021
1.60%, 03/15/17	8	8,003
Toyota Motor Credit Corp.
1.25%, 10/05/17	155	155,108
1.38%, 01/10/18	75	75,010
1.40%, 05/20/19	250	249,423
1.45%, 01/12/18	250	250,163
1.55%, 07/13/18	425	424,797
1.70%, 02/19/19	200	199,787
1.75%, 05/22/17	35	35,071
1.90%, 04/08/21	725	711,868
2.00%, 10/24/18	200	201,397
2.13%, 07/18/19	135	135,632
2.15%, 03/12/20	200	200,200
2.60%, 01/11/22	100	99,998

		10,265,945

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
BANKS — 35.85%
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	$100	$100,061
1.50%, 01/16/18[a]	600	599,851
2.25%, 06/13/19	200	201,051
2.55%, 11/23/21	400	396,186
Bank of America Corp.
1.70%, 08/25/17	250	250,330
2.00%, 01/11/18	869	871,058
2.60%, 01/15/19	865	873,105
2.63%, 10/19/20	575	574,968
2.63%, 04/19/21[a]	390	387,182
2.65%, 04/01/19	675	681,887
3.88%, 03/22/17	100	100,415
5.49%, 03/15/19	100	105,889
5.63%, 07/01/20	600	659,304
5.65%, 05/01/18	750	784,062
5.75%, 12/01/17	400	413,219
6.40%, 08/28/17[a]	575	590,510
6.88%, 04/25/18	700	741,547
7.63%, 06/01/19	250	279,974
Series L
2.25%, 04/21/20	400	397,162
Bank of America N.A.
5.30%, 03/15/17	300	301,430
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)[a]	125	124,949
1.40%, 04/10/18	325	324,288
1.45%, 04/09/18 (Call 03/09/18)	250	249,602
1.50%, 07/18/19	300	296,404
1.90%, 08/27/21	200	194,125
2.38%, 01/25/19 (Call 12/25/18)	350	353,168
Bank of New York Mellon Corp. (The)
1.60%, 05/22/18 (Call 04/22/18)	300	300,272
1.97%, 06/20/17[b]	8	8,019
2.05%, 05/03/21 (Call 04/03/21)	250	245,179
2.10%, 08/01/18 (Call 07/02/18)	50	50,403
2.10%, 01/15/19 (Call 12/15/18)	200	201,242
2.20%, 05/15/19 (Call 04/15/19)	25	25,176
2.45%, 11/27/20 (Call 10/27/20)	350	350,967
5.45%, 05/15/19	100	107,789
Series G
2.15%, 02/24/20 (Call 01/24/20)	550	549,701

Security	Principal (000s)	Value
Bank of Nova Scotia (The)
1.25%, 04/11/17	$150	$150,063
1.30%, 07/21/17	50	50,019
1.45%, 04/25/18[a]	100	99,762
1.65%, 06/14/19	350	347,466
1.70%, 06/11/18 (Call 05/11/18)	100	100,027
2.05%, 10/30/18	275	276,353
2.35%, 10/21/20	425	425,417
2.45%, 03/22/21	100	99,528
Barclays PLC
2.00%, 03/16/18	400	399,616
2.88%, 06/08/20	700	696,559
3.20%, 08/10/21	200	198,659
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	150	150,079
2.05%, 06/19/18 (Call 05/15/18)	400	402,306
2.25%, 02/01/19 (Call 01/02/19)	100	100,739
2.63%, 06/29/20 (Call 05/29/20)	225	227,496
6.85%, 04/30/19	75	82,885
BNP Paribas SA
1.38%, 03/17/17	100	100,016
2.38%, 09/14/17	100	100,499
2.40%, 12/12/18	125	126,017
2.45%, 03/17/19	250	252,018
2.70%, 08/20/18	150	151,883
5.00%, 01/15/21	600	650,339
BPCE SA
2.25%, 01/27/20	250	248,430
2.50%, 07/15/19	250	251,252
2.75%, 12/02/21	300	298,100
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	750	742,898
2.63%, 01/15/22 (Call 12/15/21)	300	299,532
Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)	50	50,009
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	215	216,996
6.75%, 09/15/17	395	407,925
Capital One N.A./Mclean VA
1.65%, 02/05/18 (Call 01/05/18)	250	249,617
2.25%, 09/13/21 (Call 08/13/21)	300	293,492
2.35%, 01/31/20 (Call 12/31/19)	500	501,360
2.95%, 07/23/21 (Call 06/23/21)	300	302,597

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Citigroup Inc.
1.35%, 03/10/17	$115	$115,016
1.55%, 08/14/17	400	400,308
1.70%, 04/27/18	450	449,408
1.80%, 02/05/18	350	350,291
1.85%, 11/24/17	325	325,684
2.05%, 12/07/18	850	849,830
2.35%, 08/02/21[a]	200	195,588
2.40%, 02/18/20	400	399,665
2.50%, 09/26/18	100	100,839
2.50%, 07/29/19	350	351,990
2.55%, 04/08/19	500	503,951
2.65%, 10/26/20	275	275,190
2.70%, 03/30/21	275	273,388
2.90%, 12/08/21 (Call 11/08/21)	600	596,535
5.38%, 08/09/20	125	136,955
6.13%, 05/15/18	200	210,633
8.50%, 05/22/19	100	113,902
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	250	248,576
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	250	249,923
1.63%, 03/12/18	250	250,025
2.25%, 03/13/19	250	251,035
2.50%, 09/20/18	250	252,750
2.55%, 03/15/21	600	598,106
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	500	491,563
2.25%, 01/14/20[a]	250	249,963
2.50%, 01/19/21	300	299,552
2.75%, 01/10/22	250	249,184
Credit Suisse AG/New York NY
1.70%, 04/27/18	400	399,775
2.30%, 05/28/19	250	250,740
3.00%, 10/29/21	250	251,312
5.30%, 08/13/19	100	107,481
5.40%, 01/14/20	450	484,142
6.00%, 02/15/18	225	234,169
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	250	249,185
3.13%, 12/10/20	500	500,219

Security	Principal (000s)	Value
Deutsche Bank AG
2.85%, 05/10/19	$650	$650,966
2.95%, 08/20/20	100	99,361
3.38%, 05/12/21[a]	200	198,814
Deutsche Bank AG/London
1.35%, 05/30/17	200	199,788
1.40%, 02/13/17	107	106,988
1.88%, 02/13/18	225	224,342
2.50%, 02/13/19	125	124,651
6.00%, 09/01/17	110	112,415
Discover Bank/Greenwood DE
2.60%, 11/13/18 (Call 10/12/18)	250	252,108
3.10%, 06/04/20 (Call 05/04/20)	250	253,495
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	100	100,646
2.88%, 07/27/20 (Call 06/27/20)	350	355,263
4.50%, 06/01/18	100	103,403
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	310	306,462
2.30%, 03/15/19 (Call 02/15/19)	200	201,586
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)	150	149,713
2.30%, 12/13/19 (Call 11/13/19)	700	700,996
2.38%, 01/22/18	275	276,917
2.55%, 10/23/19	450	453,066
2.60%, 04/23/20 (Call 03/23/20)	600	602,710
2.63%, 01/31/19	525	531,073
2.63%, 04/25/21 (Call 03/25/21)	450	446,829
2.75%, 09/15/20 (Call 08/15/20)	450	452,714
2.88%, 02/25/21 (Call 01/25/21)	430	431,334
2.90%, 07/19/18	200	202,949
5.25%, 07/27/21	400	437,891
5.38%, 03/15/20	450	487,844
5.95%, 01/18/18	325	337,908
6.00%, 06/15/20	275	304,934
6.15%, 04/01/18	450	472,379
6.25%, 09/01/17[a]	200	205,382
7.50%, 02/15/19	465	514,124
HSBC Holdings PLC
2.95%, 05/25/21	200	199,780
3.40%, 03/08/21[a]	500	508,810
4.88%, 01/14/22	400	431,139
5.10%, 04/05/21	275	297,290

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
HSBC USA Inc.
1.30%, 06/23/17	$300	$299,858
1.70%, 03/05/18	675	675,242
2.00%, 08/07/18	100	100,138
2.35%, 03/05/20	100	99,617
2.75%, 08/07/20	350	352,476
Huntington Bancshares Inc./OH
3.15%, 03/14/21 (Call 02/14/21)	250	253,252
Huntington National Bank (The)
2.00%, 06/30/18	250	250,453
JPMorgan Chase & Co.
1.35%, 02/15/17	359	359,016
1.63%, 05/15/18	150	149,911
1.80%, 01/25/18	125	125,207
2.00%, 08/15/17	375	376,298
2.20%, 10/22/19[a]	325	326,220
2.25%, 01/23/20 (Call 12/23/19)	350	350,306
2.30%, 08/15/21 (Call 08/15/20)	100	98,258
2.35%, 01/28/19	100	100,943
2.40%, 06/07/21 (Call 05/07/21)[a]	350	345,499
2.55%, 10/29/20 (Call 09/29/20)[a]	350	350,809
2.55%, 03/01/21 (Call 02/01/21)	550	547,855
2.75%, 06/23/20 (Call 05/23/20)	500	505,823
4.25%, 10/15/20	400	424,186
4.50%, 01/24/22	300	322,185
4.95%, 03/25/20	225	242,674
6.00%, 01/15/18	1,250	1,301,207
6.30%, 04/23/19	483	527,153
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	500	514,557
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	300	300,120
2.35%, 03/08/19	750	755,891
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	350	352,284
2.90%, 09/15/20	75	76,065
Lloyds Bank PLC
4.20%, 03/28/17	200	200,922
Lloyds Banking Group PLC
3.10%, 07/06/21	400	403,961
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	250	249,577

Security	Principal (000s)	Value
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	$300	$291,200
2.95%, 03/01/21	400	401,603
Morgan Stanley
1.88%, 01/05/18[a]	275	275,676
2.13%, 04/25/18	250	251,180
2.38%, 07/23/19	175	175,751
2.45%, 02/01/19	500	503,717
2.50%, 01/24/19	407	410,239
2.50%, 04/21/21	575	567,467
2.63%, 11/17/21	575	566,480
2.65%, 01/27/20	575	578,832
2.80%, 06/16/20	400	403,394
4.75%, 03/22/17	190	190,958
5.50%, 01/26/20	100	108,533
5.50%, 07/24/20	650	710,683
5.50%, 07/28/21	300	332,436
5.63%, 09/23/19	350	379,257
5.75%, 01/25/21	250	277,282
5.95%, 12/28/17[a]	100	103,790
6.25%, 08/28/17	400	410,795
6.63%, 04/01/18	200	210,929
7.30%, 05/13/19	250	277,641
Series F
5.55%, 04/27/17	305	308,143
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	350	349,249
National Australia Bank Ltd./New York
1.88%, 07/12/21	250	241,455
2.00%, 01/14/19	250	250,134
2.63%, 01/14/21	250	250,106
2.80%, 01/10/22	250	250,886
National City Corp.
6.88%, 05/15/19	75	82,843
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[c]	250	249,918
1.60%, 06/01/18 (Call 05/02/18)[c]	300	299,969
1.70%, 12/07/18 (Call 11/07/18)[c]	300	299,704
1.80%, 11/05/18 (Call 10/06/18)[c]	250	250,302
1.95%, 03/04/19 (Call 02/02/19)[c]	250	250,526
2.15%, 04/29/21 (Call 03/30/21)[c]	250	246,521
2.30%, 06/01/20 (Call 05/02/20)[c]	100	100,208
2.45%, 11/05/20 (Call 10/06/20)[c]	250	250,837
2.55%, 12/09/21 (Call 11/09/21)[c]	250	249,095

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20[c]	$50	$54,091
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	250	250,984
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)[a]	25	25,429
Royal Bank of Canada
1.25%, 06/16/17	400	400,064
1.50%, 07/29/19	250	246,995
2.15%, 03/15/19	175	175,696
2.20%, 07/27/18	50	50,349
2.35%, 10/30/20	750	748,959
2.50%, 01/19/21	300	300,553
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	250	247,876
3.45%, 08/27/18 (Call 07/27/18)	25	25,405
Santander UK Group Holdings PLC
2.88%, 08/05/21[a]	200	197,428
3.13%, 01/08/21	250	251,059
Santander UK PLC
1.38%, 03/13/17	16	16,000
2.00%, 08/24/18	50	50,023
2.35%, 09/10/19	100	100,067
2.38%, 03/16/20	50	49,773
2.50%, 03/14/19	300	301,936
3.05%, 08/23/18	275	279,531
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	300	290,127
Societe Generale SA
2.75%, 10/12/17	375	378,230
State Street Corp.
1.95%, 05/19/21	400	391,595
2.55%, 08/18/20	275	277,978
4.96%, 03/15/18	25	25,801
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	250	250,042
1.50%, 01/18/18[a]	250	249,624
2.45%, 01/10/19	500	503,313
2.45%, 01/16/20	600	599,496
Sumitomo Mitsui Financial Group Inc.
2.85%, 01/11/22	200	199,434
2.93%, 03/09/21	400	401,592

Security	Principal (000s)	Value
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	$165	$165,538
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	300	302,454
2.50%, 05/01/19 (Call 04/01/19)	400	404,166
Svenska Handelsbanken AB
1.63%, 03/21/18	250	249,861
2.40%, 10/01/20	250	249,188
2.45%, 03/30/21	250	248,649
Toronto-Dominion Bank (The)
1.13%, 05/02/17	150	150,019
1.40%, 04/30/18	200	199,601
1.75%, 07/23/18	100	100,138
1.80%, 07/13/21	510	493,572
1.95%, 01/22/19	100	100,215
2.13%, 04/07/21	300	295,545
2.25%, 11/05/19	450	452,282
2.50%, 12/14/20	225	225,825
2.63%, 09/10/18	150	152,181
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	300	301,632
2.20%, 04/25/19 (Call 03/25/19)	350	353,099
2.35%, 01/29/21 (Call 12/29/20)	525	524,971
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	450	449,857
UBS AG/Stamford CT
1.38%, 06/01/17	250	250,077
2.35%, 03/26/20	500	498,617
2.38%, 08/14/19	200	201,139
5.75%, 04/25/18	200	209,803
5.88%, 12/20/17	450	466,951
Wachovia Corp.
5.75%, 06/15/17	115	116,796
5.75%, 02/01/18	805	838,625
Wells Fargo & Co.
1.40%, 09/08/17	200	199,803
1.50%, 01/16/18	250	249,610
2.10%, 07/26/21	650	631,407
2.13%, 04/22/19	525	527,557
2.15%, 01/15/19	150	150,762
2.50%, 03/04/21	350	347,411
2.55%, 12/07/20	300	299,953
2.60%, 07/22/20	350	351,826

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
3.00%, 01/22/21	$300	$305,137
5.63%, 12/11/17[a]	385	398,233
Series N
2.15%, 01/30/20	550	548,573
Wells Fargo Bank N.A.
1.65%, 01/22/18	500	500,597
Westpac Banking Corp.
1.20%, 05/19/17	600	599,685
1.60%, 01/12/18	225	225,248
1.60%, 08/19/19	100	99,113
2.00%, 08/19/21	150	145,595
2.10%, 05/13/21[a]	250	244,665
2.25%, 07/30/18	200	201,842
2.25%, 01/17/19	350	352,040
2.30%, 05/26/20	150	149,367
2.60%, 11/23/20	250	250,511
2.80%, 01/11/22	300	300,729
4.88%, 11/19/19	200	214,855

		90,073,844
BEVERAGES — 3.24%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	1,100	1,101,333
2.15%, 02/01/19	250	251,816
2.65%, 02/01/21 (Call 01/01/21)	1,370	1,378,280
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	135	135,142
5.38%, 01/15/20	700	763,035
7.75%, 01/15/19	350	388,392
Coca-Cola Co. (The)
0.88%, 10/27/17	250	249,098
1.15%, 04/01/18	330	329,443
1.55%, 09/01/21[a]	150	146,035
1.65%, 03/14/18	100	100,447
1.65%, 11/01/18	500	501,852
1.88%, 10/27/20	150	149,405
3.15%, 11/15/20	200	208,143
Diageo Capital PLC
1.13%, 04/29/18	75	74,641
1.50%, 05/11/17	125	125,138
5.75%, 10/23/17	275	283,457
Molson Coors Brewing Co.
1.45%, 07/15/19	150	147,852
2.10%, 07/15/21 (Call 06/15/21)	250	243,342

Security	Principal (000s)	Value
PepsiCo Inc.
0.95%, 02/22/17	$29	$29,002
1.25%, 08/13/17	100	99,995
1.50%, 02/22/19	140	139,874
1.85%, 04/30/20 (Call 03/30/20)	320	319,227
2.15%, 10/14/20 (Call 09/14/20)	200	200,859
2.25%, 01/07/19 (Call 12/07/18)	25	25,338
3.00%, 08/25/21	350	359,762
5.00%, 06/01/18	360	377,094

		8,128,002
BIOTECHNOLOGY — 1.37%
Amgen Inc.
1.25%, 05/22/17	100	100,012
2.13%, 05/15/17	150	150,273
2.13%, 05/01/20 (Call 04/01/20)	525	522,321
2.20%, 05/22/19 (Call 04/22/19)	250	251,730
3.88%, 11/15/21 (Call 08/15/21)	300	314,630
5.70%, 02/01/19	200	214,709
Biogen Inc.
2.90%, 09/15/20	250	253,713
Celgene Corp.
1.90%, 08/15/17	50	50,087
2.88%, 08/15/20	408	414,000
3.95%, 10/15/20	200	209,804
Gilead Sciences Inc.
2.05%, 04/01/19	100	100,238
2.55%, 09/01/20	525	529,857
4.50%, 04/01/21 (Call 01/01/21)	300	323,455

		3,434,829
BUILDING MATERIALS — 0.02%
CRH America Inc.
8.13%, 07/15/18	50	54,408

		54,408
CHEMICALS — 1.06%
Dow Chemical Co. (The)
4.25%, 11/15/20 (Call 08/15/20)	250	264,383
8.55%, 05/15/19	300	342,495
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	200	201,823
EI du Pont de Nemours & Co.
3.63%, 01/15/21	100	103,816
4.63%, 01/15/20	150	160,555
6.00%, 07/15/18	525	556,488

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	$400	$425,053
Monsanto Co.
1.15%, 06/30/17	200	199,874
2.13%, 07/15/19	100	99,946
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	100	108,865
Praxair Inc.
3.00%, 09/01/21	200	204,912

		2,668,210
COMMERCIAL SERVICES — 0.26%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	130	130,165
S&P Global Inc.
3.30%, 08/14/20 (Call 07/14/20)	50	51,140
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	400	412,208
Western Union Co. (The)
2.88%, 12/10/17	50	50,579

		644,092
COMPUTERS — 3.02%
Apple Inc.
0.90%, 05/12/17	100	99,959
1.00%, 05/03/18	450	448,495
1.05%, 05/05/17	427	427,270
1.55%, 02/07/20	100	98,975
2.00%, 05/06/20	100	100,084
2.10%, 05/06/19	250	252,365
2.25%, 02/23/21 (Call 01/23/21)	850	848,749
2.85%, 05/06/21	320	326,793
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[d]	750	764,852
4.42%, 06/15/21 (Call 05/15/21)[d]	625	650,529
Hewlett Packard Enterprise Co.
2.45%, 10/05/17	200	201,027
2.85%, 10/05/18	500	506,179
3.60%, 10/15/20 (Call 09/15/20)	300	307,424
HP Inc.
4.30%, 06/01/21	350	366,917
4.38%, 09/15/21	250	262,987
International Business Machines Corp.
1.25%, 02/08/18	100	99,991

Security	Principal (000s)	Value
1.63%, 05/15/20	$550	$543,095
1.80%, 05/17/19	450	451,034
1.95%, 02/12/19[a]	100	100,613
5.70%, 09/14/17	450	462,640
7.63%, 10/15/18	100	110,054
8.38%, 11/01/19	50	58,590
Seagate HDD Cayman
3.75%, 11/15/18[a]	100	103,250

		7,591,872
COSMETICS & PERSONAL CARE — 0.14%
Colgate-Palmolive Co.
1.75%, 03/15/19[a]	50	50,134
Procter & Gamble Co. (The)
1.70%, 11/03/21	300	294,330

		344,464
DIVERSIFIED FINANCIAL SERVICES — 4.20%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 05/15/21	250	260,463
4.63%, 10/30/20	200	210,334
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)	125	127,943
3.38%, 06/01/21 (Call 05/01/21)	275	278,957
5.63%, 04/01/17	92	92,551
American Express Co.
1.55%, 05/22/18	100	99,810
6.15%, 08/28/17	340	348,844
7.00%, 03/19/18	375	396,927
American Express Credit Corp.
1.13%, 06/05/17	200	199,910
1.80%, 07/31/18 (Call 06/30/18)	300	300,430
2.13%, 03/18/19	50	50,286
2.25%, 08/15/19	150	150,995
2.25%, 05/05/21 (Call 04/04/21)	325	320,772
2.38%, 03/24/17	69	69,104
2.38%, 05/26/20 (Call 04/25/20)	225	225,476
Series F
2.60%, 09/14/20 (Call 08/14/20)	625	630,770
Bear Stearns Companies LLC (The)
7.25%, 02/01/18	325	342,674
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	250	250,218
4.45%, 07/22/20	75	80,298

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	$950	$952,081
HSBC Finance Corp.
6.68%, 01/15/21	450	506,756
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	300	305,723
International Lease Finance Corp.
5.88%, 04/01/19	175	186,775
6.25%, 05/15/19	350	377,263
7.13%, 09/01/18[d]	300	322,710
8.75%, 03/15/17	100	100,890
Jefferies Group LLC
5.13%, 04/13/18	375	387,585
6.88%, 04/15/21	200	226,727
MasterCard Inc.
2.00%, 11/21/21 (Call 10/21/21)	350	347,611
Murray Street Investment Trust I
4.65%, 03/09/17[b]	59	59,206
Nasdaq Inc.
5.55%, 01/15/20	125	134,883
Nomura Holdings Inc.
2.75%, 03/19/19	450	454,371
6.70%, 03/04/20	110	122,469
NYSE Holdings LLC
2.00%, 10/05/17	200	200,966
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	425	430,098
3.75%, 08/15/21 (Call 06/15/21)	70	71,923
TD Ameritrade Holding Corp.
5.60%, 12/01/19	100	109,741
Visa Inc.
1.20%, 12/14/17	125	125,175
2.20%, 12/14/20 (Call 11/14/20)	700	701,967

		10,561,682
ELECTRIC — 2.43%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	300	300,273
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18	100	109,698
Dominion Resources Inc./VA
1.90%, 06/15/18	225	226,320
2.96%, 07/01/19[b]	250	253,237
6.40%, 06/15/18	75	79,466

Security	Principal (000s)	Value
Duke Energy Corp.
1.63%, 08/15/17	$250	$250,393
2.10%, 06/15/18 (Call 05/15/18)	450	451,817
Duke Energy Progress LLC
5.30%, 01/15/19	750	800,421
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	100	99,083
Entergy Texas Inc.
7.13%, 02/01/19	50	54,908
Exelon Corp.
1.55%, 06/09/17	75	74,965
2.85%, 06/15/20 (Call 05/15/20)	410	414,673
Exelon Generation Co. LLC
5.20%, 10/01/19	100	107,208
6.20%, 10/01/17	445	458,491
Georgia Power Co.
4.25%, 12/01/19	25	26,506
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	300	303,551
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	50	50,058
1.65%, 09/01/18	250	249,394
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	75	80,768
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	250	255,456
8.25%, 10/15/18	150	165,790
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	100	106,252
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)[a]	150	150,842
Southern Co. (The)
1.55%, 07/01/18	165	164,356
2.35%, 07/01/21 (Call 06/01/21)	500	491,857
2.45%, 09/01/18	125	126,084
Virginia Electric & Power Co.
5.40%, 04/30/18	50	52,283
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	200	212,728

		6,116,878
ELECTRONICS — 0.28%
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	710	694,371

		694,371

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.13%
Republic Services Inc.
3.80%, 05/15/18	$200	$205,154
5.00%, 03/01/20	50	53,980
5.50%, 09/15/19	50	54,319

		313,453
FOOD — 1.19%
General Mills Inc.
2.20%, 10/21/19	125	125,771
5.65%, 02/15/19	50	53,706
5.70%, 02/15/17	170	170,240
JM Smucker Co. (The)
1.75%, 03/15/18	175	175,384
Kellogg Co.
4.00%, 12/15/20	250	263,806
Kraft Heinz Foods Co.
2.00%, 07/02/18	250	250,300
2.25%, 06/05/17	100	100,320
2.80%, 07/02/20 (Call 06/02/20)	435	439,277
5.38%, 02/10/20	130	140,415
6.13%, 08/23/18	50	53,121
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	50	50,406
3.30%, 01/15/21 (Call 12/15/20)	350	358,658
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	250	251,754
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	200	202,642
Unilever Capital Corp.
0.85%, 08/02/17	150	149,890
2.10%, 07/30/20	200	200,073

		2,985,763
GAS — 0.31%
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	135	136,627
NiSource Finance Corp.
5.45%, 09/15/20 [a]	100	109,822
Sempra Energy
2.30%, 04/01/17	162	162,184
2.40%, 03/15/20 (Call 02/15/20)	150	150,935
9.80%, 02/15/19	200	230,601

		790,169

Security	Principal (000s)	Value
HEALTH CARE - PRODUCTS — 2.02%
Abbott Laboratories
2.00%, 03/15/20	$200	$197,645
2.35%, 11/22/19	575	576,515
2.90%, 11/30/21 (Call 10/30/21)	625	621,834
4.13%, 05/27/20	50	52,488
Becton Dickinson and Co.
1.80%, 12/15/17	213	213,564
2.68%, 12/15/19	275	279,447
Boston Scientific Corp.
2.65%, 10/01/18	125	126,376
Covidien International Finance SA
6.00%, 10/15/17	220	227,000
CR Bard Inc.
1.38%, 01/15/18	250	249,660
Medtronic Inc.
1.38%, 04/01/18	225	224,556
1.50%, 03/15/18	225	225,346
2.50%, 03/15/20	100	101,226
4.13%, 03/15/21 (Call 12/15/20)	300	319,753
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	75	75,349
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	600	602,178
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	100	100,419
2.40%, 02/01/19	400	403,743
3.60%, 08/15/21 (Call 05/15/21)	100	103,062
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	100	100,272
2.70%, 04/01/20 (Call 03/01/20)	275	276,429

		5,076,862
HEALTH CARE — SERVICES — 1.32%
Aetna Inc.
1.90%, 06/07/19	360	360,281
2.40%, 06/15/21 (Call 05/15/21)	725	727,906
Anthem Inc.
2.25%, 08/15/19	125	125,014
2.30%, 07/15/18	150	150,752
3.70%, 08/15/21 (Call 05/15/21)	300	310,491
4.35%, 08/15/20	100	105,650
5.88%, 06/15/17	100	101,528
Laboratory Corp. of America Holdings
2.63%, 02/01/20	100	100,311

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
UnitedHealth Group Inc.
1.40%, 10/15/17	$100	$100,044
1.63%, 03/15/19	50	49,809
1.70%, 02/15/19	80	79,801
1.90%, 07/16/18	425	426,698
2.13%, 03/15/21	150	148,448
2.30%, 12/15/19	50	50,382
2.70%, 07/15/20	75	76,171
6.00%, 02/15/18	375	391,983

		3,305,269
HOUSEHOLD PRODUCTS & WARES — 0.02%
Kimberly-Clark Corp.
7.50%, 11/01/18	50	55,131

		55,131
HOUSEWARES — 0.17%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	425	431,599

		431,599
INSURANCE — 1.76%
Aflac Inc.
2.40%, 03/16/20	25	25,155
2.65%, 02/15/17	135	135,054
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	275	276,383
3.30%, 03/01/21 (Call 02/01/21)	450	460,513
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	100	99,935
1.45%, 03/07/18	325	325,261
1.60%, 05/15/17	200	200,167
1.70%, 03/15/19	550	550,951
2.00%, 08/15/18	75	75,577
4.25%, 01/15/21	330	355,548
5.40%, 05/15/18	100	105,113
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	45	44,905
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	150	150,444
5.70%, 02/15/17	210	210,301
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	125	125,069
MetLife Inc.
4.75%, 02/08/21	350	379,391
7.72%, 02/15/19	150	167,192

Security	Principal (000s)	Value
Series A
6.82%, 08/15/18	$100	$107,511
Prudential Financial Inc.
5.38%, 06/21/20	75	82,076
7.38%, 06/15/19	150	168,420
Travelers Companies Inc. (The)
3.90%, 11/01/20	35	36,989
Voya Financial Inc.
2.90%, 02/15/18	327	330,775

		4,412,730
INTERNET — 0.59%
Alphabet Inc.
3.63%, 05/19/21[a]	200	212,455
Amazon.com Inc.
1.20%, 11/29/17	50	49,994
2.60%, 12/05/19 (Call 11/05/19)	575	585,854
eBay Inc.
1.35%, 07/15/17	50	49,966
2.20%, 08/01/19 (Call 07/01/19)	150	149,898
2.88%, 08/01/21 (Call 06/01/21)	300	299,239
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	75	75,214
4.20%, 09/15/20	50	51,248

		1,473,868
IRON & STEEL — 0.04%
Nucor Corp.
5.85%, 06/01/18	100	105,157

		105,157
LEISURE TIME — 0.02%
Carnival Corp.
3.95%, 10/15/20	50	52,674

		52,674
MACHINERY — 1.36%
Caterpillar Financial Services Corp.
1.00%, 03/03/17	5	5,001
1.35%, 05/18/19	300	296,685
1.63%, 06/01/17	75	75,084
1.93%, 10/01/21[d]	120	115,691
2.00%, 03/05/20[a]	475	471,065
2.25%, 12/01/19	150	151,317
7.15%, 02/15/19	150	165,585
Series G
1.25%, 11/06/17	50	49,928

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Caterpillar Inc.
1.50%, 06/26/17	$150	$150,099
Deere & Co.
4.38%, 10/16/19	250	265,582
John Deere Capital Corp.
1.13%, 06/12/17	100	99,935
1.40%, 03/15/17[a]	50	50,007
1.55%, 12/15/17	225	225,426
1.95%, 12/13/18	150	150,859
1.95%, 01/08/19[a]	50	50,213
2.05%, 03/10/20	100	99,436
2.25%, 04/17/19	100	101,308
2.55%, 01/08/21	400	402,319
Roper Technologies Inc.
2.05%, 10/01/18	325	327,985
3.00%, 12/15/20 (Call 11/15/20)	150	152,574

		3,406,099
MANUFACTURING — 1.43%
3M Co.
1.63%, 06/15/19	200	200,284
Eaton Corp.
1.50%, 11/02/17	125	125,041
General Electric Co.
1.63%, 04/02/18	200	200,618
2.20%, 01/09/20 (Call 12/09/19)	400	404,198
2.30%, 04/27/17	200	200,038
4.38%, 09/16/20	170	183,027
5.25%, 12/06/17[a]	915	945,366
5.40%, 02/15/17	100	99,982
5.50%, 01/08/20	255	280,497
5.63%, 05/01/18	350	368,187
6.00%, 08/07/19	50	55,140
Illinois Tool Works Inc.
0.90%, 02/25/17	99	98,967
1.95%, 03/01/19	325	327,995
6.25%, 04/01/19	40	43,740
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	50	53,833

		3,586,913
MEDIA — 2.56%
21st Century Fox America Inc.
6.90%, 03/01/19	50	54,777

Security	Principal (000s)	Value
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	$75	$75,347
5.75%, 04/15/20	75	82,481
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	350	358,515
Comcast Cable Communications LLC
8.88%, 05/01/17	100	101,826
Comcast Corp.
5.15%, 03/01/20	250	272,566
5.70%, 05/15/18	250	263,144
5.70%, 07/01/19	50	54,531
5.88%, 02/15/18	150	156,813
6.30%, 11/15/17	95	98,565
Discovery Communications LLC
4.38%, 06/15/21	100	105,287
5.05%, 06/01/20	125	134,584
NBCUniversal Media LLC
5.15%, 04/30/20	425	464,630
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	50	50,590
2.80%, 06/15/20 (Call 05/15/20)	100	100,819
Thomson Reuters Corp.
1.30%, 02/23/17	50	49,994
1.65%, 09/29/17	150	150,156
Time Warner Cable LLC
4.13%, 02/15/21 (Call 11/15/20)	200	207,474
5.00%, 02/01/20	375	397,125
5.85%, 05/01/17	90	90,901
6.75%, 07/01/18	200	212,918
8.25%, 04/01/19	550	616,250
8.75%, 02/14/19	100	112,180
Time Warner Inc.
2.10%, 06/01/19	150	149,925
4.75%, 03/29/21	250	267,536
4.88%, 03/15/20	350	373,996
Viacom Inc.
2.50%, 09/01/18	200	201,264
Walt Disney Co. (The)
1.10%, 12/01/17	75	74,913
1.13%, 02/15/17[a]	205	204,990
1.85%, 05/30/19	250	250,742
2.30%, 02/12/21[a]	550	551,974
5.50%, 03/15/19	125	134,801

		6,421,614

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
METAL FABRICATE & HARDWARE — 0.12%
Precision Castparts Corp.
1.25%, 01/15/18	$250	$249,963
2.25%, 06/15/20 (Call 05/15/20)	50	50,230

		300,193
MINING — 0.77%
Barrick North America Finance LLC
4.40%, 05/30/21	250	266,153
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	175	175,008
3.25%, 11/21/21	345	355,847
5.40%, 03/29/17	50	50,317
6.50%, 04/01/19	340	373,710
Newmont Mining Corp.
5.13%, 10/01/19	100	107,180
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20[a]	150	155,999
4.13%, 05/20/21	100	106,281
9.00%, 05/01/19	295	339,410

		1,929,905
OFFICE & BUSINESS EQUIPMENT — 0.31%
Xerox Corp.
2.75%, 03/15/19[a]	50	50,108
2.95%, 03/15/17	9	9,013
4.50%, 05/15/21	475	491,790
5.63%, 12/15/19	75	80,110
6.75%, 02/01/17	138	137,986

		769,007
OIL & GAS — 6.25%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)	100	107,271
8.70%, 03/15/19	225	255,547
BP Capital Markets PLC
1.38%, 11/06/17	225	224,857
1.38%, 05/10/18	175	174,431
2.24%, 09/26/18	50	50,375
2.24%, 05/10/19	350	351,897
2.32%, 02/13/20	150	150,548
2.52%, 01/15/20	250	252,408
3.56%, 11/01/21[a]	480	500,247
4.50%, 10/01/20	250	268,281
4.74%, 03/11/21	200	217,796

Security	Principal (000s)	Value
Canadian Natural Resources Ltd.
5.70%, 05/15/17[a]	$200	$202,353
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	125	124,812
1.35%, 11/15/17	250	250,024
1.37%, 03/02/18	200	199,884
1.56%, 05/16/19	450	448,630
1.72%, 06/24/18 (Call 05/24/18)	175	175,450
1.79%, 11/16/18	100	100,321
1.96%, 03/03/20 (Call 02/03/20)	300	299,825
2.10%, 05/16/21 (Call 04/15/21)[a]	325	321,606
2.42%, 11/17/20 (Call 10/17/20)	400	403,033
2.43%, 06/24/20 (Call 05/24/20)	100	100,955
4.95%, 03/03/19	100	106,623
ConocoPhillips
5.75%, 02/01/19	875	943,048
6.00%, 01/15/20	250	276,814
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	75	74,633
1.50%, 05/15/18	50	49,833
4.20%, 03/15/21 (Call 02/15/21)	150	158,680
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	150	153,238
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	75	75,144
4.10%, 02/01/21	200	210,663
5.63%, 06/01/19	50	53,894
EQT Corp.
8.13%, 06/01/19	25	28,068
Exxon Mobil Corp.
0.92%, 03/15/17	100	100,029
1.44%, 03/01/18	300	300,455
1.71%, 03/01/19	150	150,268
1.82%, 03/15/19 (Call 02/15/19)	50	50,186
1.91%, 03/06/20 (Call 02/06/20)	400	399,762
2.22%, 03/01/21 (Call 02/01/21)[a]	300	299,782
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	100	99,191
6.00%, 10/01/17	150	153,835
Marathon Petroleum Corp.
2.70%, 12/14/18	50	50,609
3.40%, 12/15/20 (Call 11/15/20)	300	306,492
Noble Energy Inc.
8.25%, 03/01/19	25	28,000

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	$100	$100,037
Series 1
4.10%, 02/01/21 (Call 11/01/20)	400	423,927
Petro-Canada
6.05%, 05/15/18	50	52,664
Phillips 66
2.95%, 05/01/17	275	276,010
Shell International Finance BV
1.25%, 11/10/17	550	550,078
1.38%, 05/10/19[a]	265	262,748
1.88%, 05/10/21	420	412,032
1.90%, 08/10/18	400	401,864
2.00%, 11/15/18	175	176,111
2.13%, 05/11/20	325	325,001
2.25%, 11/10/20	200	200,258
4.30%, 09/22/19	350	370,829
4.38%, 03/25/20	75	80,064
Statoil ASA
1.15%, 05/15/18	100	99,404
1.95%, 11/08/18	175	175,627
2.25%, 11/08/19	100	100,630
2.90%, 11/08/20	100	102,002
3.13%, 08/17/17	240	242,168
3.15%, 01/23/22	250	255,588
5.25%, 04/15/19	100	107,189
Total Capital Canada Ltd.
1.45%, 01/15/18[a]	150	150,132
Total Capital International SA
1.50%, 02/17/17	50	50,004
1.55%, 06/28/17[a]	100	100,087
2.10%, 06/19/19[a]	100	100,477
2.13%, 01/10/19	300	302,076
2.75%, 06/19/21	100	101,217
Total Capital SA
2.13%, 08/10/18	100	100,748
4.45%, 06/24/20	500	537,542
Valero Energy Corp.
6.13%, 02/01/20	250	276,785
9.38%, 03/15/19	25	28,697

		15,711,794
OIL & GAS SERVICES — 0.04%
Halliburton Co.
6.15%, 09/15/19	100	109,934

		109,934

Security	Principal (000s)	Value
PHARMACEUTICALS — 4.55%
AbbVie Inc.
1.80%, 05/14/18	$225	$225,372
2.00%, 11/06/18[a]	350	351,321
2.30%, 05/14/21 (Call 04/14/21)[a]	275	270,663
2.50%, 05/14/20 (Call 04/14/20)	625	627,410
Actavis Funding SCS
1.30%, 06/15/17	10	9,987
2.35%, 03/12/18	200	201,248
2.45%, 06/15/19	125	125,739
3.00%, 03/12/20 (Call 02/12/20)	950	964,466
Actavis Inc.
1.88%, 10/01/17	125	125,142
AstraZeneca PLC
1.95%, 09/18/19	100	99,908
2.38%, 11/16/20	400	399,144
5.90%, 09/15/17	290	297,859
Cardinal Health Inc.
1.95%, 06/15/18	275	276,218
Eli Lilly & Co.
1.95%, 03/15/19	125	125,657
5.20%, 03/15/17	10	10,049
Express Scripts Holding Co.
1.25%, 06/02/17	18	17,980
2.25%, 06/15/19	50	50,140
3.30%, 02/25/21 (Call 01/25/21)	175	178,278
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	400	420,825
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	180	180,205
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	300	295,347
1.88%, 12/05/19	75	75,296
5.15%, 07/15/18[a]	200	210,861
5.55%, 08/15/17[a]	250	255,963
McKesson Corp.
1.29%, 03/10/17	206	205,975
1.40%, 03/15/18	325	323,630
2.28%, 03/15/19	25	25,101
5.70%, 03/01/17	50	50,160
Mead Johnson Nutrition Co.
4.90%, 11/01/19	50	53,403
Medco Health Solutions Inc.
7.13%, 03/15/18	325	343,589

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Merck & Co. Inc.
1.10%, 01/31/18[a]	$200	$199,766
1.30%, 05/18/18	150	149,889
1.85%, 02/10/20	350	350,593
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	25	26,922
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)[d]	350	345,050
3.75%, 12/15/20 (Call 11/15/20)[d]	150	152,380
Novartis Capital Corp.
4.40%, 04/24/20	200	214,285
Novartis Securities Investment Ltd.
5.13%, 02/10/19	200	213,637
Pfizer Inc.
1.10%, 05/15/17	150	150,031
1.45%, 06/03/19	400	398,208
1.50%, 06/15/18	95	95,119
1.70%, 12/15/19	200	199,848
1.95%, 06/03/21	150	148,592
2.10%, 05/15/19	200	202,010
6.05%, 03/30/17	10	10,074
Sanofi
1.25%, 04/10/18	325	325,138
4.00%, 03/29/21	250	265,652
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	400	395,330
2.40%, 09/23/21 (Call 08/23/21)	655	635,094
Wyeth LLC
5.45%, 04/01/17	56	56,364
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	100	102,759

		11,433,677
PIPELINES — 1.81%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	75	76,367
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	100	104,434
5.20%, 03/15/20	40	42,958
9.88%, 03/01/19	50	57,532
Energy Transfer Partners LP
2.50%, 06/15/18	200	201,295
4.15%, 10/01/20 (Call 08/01/20)	200	209,037
4.65%, 06/01/21 (Call 03/01/21)	100	105,701

Security	Principal (000s)	Value
Enterprise Products Operating LLC
1.65%, 05/07/18	$50	$49,896
2.55%, 10/15/19 (Call 09/15/19)	200	202,225
2.85%, 04/15/21 (Call 03/15/21)	250	251,930
5.20%, 09/01/20	75	81,977
5.25%, 01/31/20	200	216,894
6.50%, 01/31/19	50	54,376
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	100	101,075
3.50%, 03/01/21 (Call 01/01/21)	100	101,946
5.30%, 09/15/20	75	81,506
5.95%, 02/15/18	250	260,358
6.00%, 02/01/17	24	23,998
6.50%, 04/01/20	125	139,542
Kinder Morgan Inc./DE
2.00%, 12/01/17[a]	150	150,296
3.05%, 12/01/19 (Call 11/01/19)	425	432,150
7.00%, 06/15/17	14	14,263
ONEOK Partners LP
8.63%, 03/01/19	100	112,782
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	175	175,090
6.50%, 05/01/18	70	73,778
Spectra Energy Capital LLC
6.20%, 04/15/18	50	52,366
8.00%, 10/01/19	100	113,046
TransCanada PipeLines Ltd.
1.63%, 11/09/17	365	365,006
3.80%, 10/01/20	125	130,706
7.13%, 01/15/19	100	109,630
Williams Partners LP
5.25%, 03/15/20	415	449,468
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	15	14,998

		4,556,626
REAL ESTATE INVESTMENT TRUSTS — 1.57%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	400	400,528
3.40%, 02/15/19	350	357,495
4.50%, 01/15/18	190	194,684
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)	550	565,098
5.88%, 10/15/19 (Call 07/17/19)	100	108,707

34

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Crown Castle International Corp.
3.40%, 02/15/21 (Call 01/15/21)	$385	$390,422
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	200	217,045
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)[a]	50	50,141
5.38%, 02/01/21 (Call 11/03/20)	450	490,621
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	75	75,280
5.65%, 02/01/20 (Call 11/01/19)	710	776,263
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	200	201,600
4.00%, 04/30/19 (Call 01/30/19)	50	51,756
Weyerhaeuser Co.
7.38%, 10/01/19	50	56,123

		3,935,763
RETAIL — 2.92%
Best Buy Co. Inc.
5.00%, 08/01/18	100	104,350
5.50%, 03/15/21 (Call 12/15/20)	83	89,931
Costco Wholesale Corp.
1.13%, 12/15/17	350	349,586
1.70%, 12/15/19	150	150,132
5.50%, 03/15/17	13	13,072
CVS Health Corp.
1.90%, 07/20/18	375	376,028
2.25%, 12/05/18 (Call 11/05/18)	150	151,170
2.25%, 08/12/19 (Call 07/12/19)	225	226,363
2.80%, 07/20/20 (Call 06/20/20)	650	658,683
4.13%, 05/15/21 (Call 02/15/21)	100	105,906
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[a]	225	237,453
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	550	554,690
2.00%, 04/01/21 (Call 03/01/21)	225	223,585
2.25%, 09/10/18 (Call 08/10/18)	125	126,490
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	158	158,110
4.63%, 04/15/20 (Call 10/15/19)	125	133,744
McDonald’s Corp.
2.10%, 12/07/18	100	100,679
2.75%, 12/09/20 (Call 11/09/20)	310	314,822

Security	Principal (000s)	Value
5.35%, 03/01/18	$165	$171,463
5.80%, 10/15/17	25	25,760
Nordstrom Inc.
4.75%, 05/01/20[a]	50	53,043
Target Corp.
2.30%, 06/26/19	100	101,400
3.88%, 07/15/20	25	26,487
6.00%, 01/15/18	500	521,982
Wal-Mart Stores Inc.
1.00%, 04/21/17	156	156,033
1.13%, 04/11/18	325	324,536
1.95%, 12/15/18	200	201,787
3.25%, 10/25/20	350	365,646
3.63%, 07/08/20	210	221,826
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	250	250,562
1.75%, 05/30/18	450	450,877
2.60%, 06/01/21 (Call 05/01/21)	350	349,134
2.70%, 11/18/19 (Call 10/18/19)	50	50,624

		7,345,954
SEMICONDUCTORS — 1.03%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[d]	200	199,638
3.00%, 01/15/22 (Call 12/15/21)[d]	400	397,923
Intel Corp.
1.35%, 12/15/17	500	500,547
2.45%, 07/29/20	415	420,687
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	100	99,945
QUALCOMM Inc.
1.40%, 05/18/18	300	299,696
2.25%, 05/20/20	205	204,865
Texas Instruments Inc.
1.00%, 05/01/18	175	174,095
1.65%, 08/03/19	100	99,658
Xilinx Inc.
3.00%, 03/15/21	200	201,856

		2,598,910
SOFTWARE — 2.02%
Adobe Systems Inc.
4.75%, 02/01/20	100	107,452
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)[a]	250	244,559
3.63%, 10/15/20 (Call 09/15/20)	150	155,210

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Microsoft Corp.
0.88%, 11/15/17	$125	$124,519
1.10%, 08/08/19	400	394,020
1.30%, 11/03/18	100	99,878
1.55%, 08/08/21 (Call 07/08/21)	325	314,669
1.63%, 12/06/18	150	150,636
1.85%, 02/12/20 (Call 01/12/20)	400	399,643
2.00%, 11/03/20 (Call 10/03/20)	645	644,283
4.20%, 06/01/19	25	26,477
Oracle Corp.
1.20%, 10/15/17	125	124,634
1.90%, 09/15/21 (Call 08/15/21)[a]	900	878,682
2.25%, 10/08/19	400	404,991
2.38%, 01/15/19	75	76,076
2.80%, 07/08/21	125	127,202
3.88%, 07/15/20	250	265,128
5.00%, 07/08/19	200	215,330
5.75%, 04/15/18	315	331,403

		5,084,792
TELECOMMUNICATIONS — 5.20%
AT&T Inc.
1.60%, 02/15/17	122	122,003
1.70%, 06/01/17	125	125,143
2.30%, 03/11/19	300	301,040
2.38%, 11/27/18	100	100,679
2.40%, 03/15/17	100	100,101
2.45%, 06/30/20 (Call 05/30/20)	600	594,469
2.80%, 02/17/21 (Call 01/17/21)	425	423,229
4.60%, 02/15/21 (Call 11/15/20)	280	296,411
5.20%, 03/15/20	400	430,716
5.50%, 02/01/18	350	362,927
5.80%, 02/15/19	360	385,215
5.88%, 10/01/19	600	654,861
British Telecommunications PLC
1.25%, 02/14/17	200	199,979
5.95%, 01/15/18	100	104,055
Cisco Systems Inc.
1.10%, 03/03/17	369	368,930
1.65%, 06/15/18	100	100,346
2.13%, 03/01/19	275	277,730
2.20%, 02/28/21	550	548,193
2.45%, 06/15/20	300	303,820
3.15%, 03/14/17	150	150,308
4.45%, 01/15/20	525	562,502
4.95%, 02/15/19	750	799,183

Security	Principal (000s)	Value
Deutsche Telekom International Finance BV
6.00%, 07/08/19	$100	$108,967
Orange SA
1.63%, 11/03/19	500	491,614
2.75%, 02/06/19	250	253,477
Rogers Communications Inc.
6.80%, 08/15/18	75	80,561
Telefonica Emisiones SAU
5.13%, 04/27/20	150	161,096
5.46%, 02/16/21	200	218,317
5.88%, 07/15/19	325	352,069
Verizon Communications Inc.
2.63%, 02/21/20	1,050	1,066,292
3.50%, 11/01/21	200	204,968
3.65%, 09/14/18	640	659,651
4.50%, 09/15/20	1,050	1,121,051
5.50%, 02/15/18	75	78,064
Vodafone Group PLC
1.50%, 02/19/18	570	569,130
1.63%, 03/20/17[a]	190	190,036
5.63%, 02/27/17	200	200,637

		13,067,770
TRANSPORTATION — 0.72%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	200	214,812
5.65%, 05/01/17	250	252,732
Canadian National Railway Co.
5.55%, 03/01/19	100	107,470
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	100	104,678
FedEx Corp.
8.00%, 01/15/19	125	139,480
Norfolk Southern Corp.
5.75%, 04/01/18	300	314,008
United Parcel Service Inc.
5.13%, 04/01/19	250	268,545
5.50%, 01/15/18[a]	400	415,570

		1,817,295

TOTAL CORPORATE BONDS & NOTES
Cost: $247,847,536)		247,307,618

36

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2017

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 7.03%

MONEY MARKET FUNDS — 7.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[e,f,g]	11,659	$11,662,894
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[e,f]	5,985	5,984,794

		17,647,688

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,645,074)		17,647,688

TOTAL INVESTMENTS IN SECURITIES — 105.46%
(Cost: $265,492,610)[h]		264,955,306
Other Assets, Less Liabilities — (5.46)%		(13,708,645)

NET ASSETS — 100.00%		$251,246,661

[a]	All or a portion of this security represents a security on loan.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Schedule 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $265,494,077. Net unrealized depreciation was $538,771, of which $451,284 represented gross unrealized appreciation on securities and $990,055 represented gross unrealized depreciation on securities.

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.50%, 02/23/18	$250	$—	$—	$250	$249,918	$942	$—
1.60%, 06/01/18	300	—	—	300	299,969	951	—
1.70%, 12/07/18	—	300	—	300	299,704	360	—
1.80%, 11/05/18	250	—	—	250	250,302	1,126	—
1.95%, 03/04/19	250	—	—	250	250,526	970	—
2.15%, 04/29/21	250	—	—	250	246,521	1,130	—
2.30%, 06/01/20	100	—	—	100	100,208	627	—
2.45%, 11/05/20	250	—	—	250	250,837	1,637	—
2.55%, 12/09/21	—	250	—	250	249,095	453	—
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20	50	—	—	50	54,091	288	—

					$2,251,171	$8,484	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$247,307,618	$—	$247,307,618
Money market funds	17,647,688	—	—	17,647,688

Total	$17,647,688	$247,307,618	$—	$264,955,306

38

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR TIPS BOND ETF

January 31, 2017

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.83%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/17	$55,075	$55,282,840
0.13%, 04/15/18	198,325	200,985,235
0.13%, 04/15/19	136,767	139,351,577
0.13%, 04/15/20	115,370	117,509,785
0.13%, 04/15/21	52,956	53,727,907
0.13%, 01/15/22	10,664	10,799,637
0.13%, 07/15/22	23,090	23,412,261
0.13%, 01/15/23	15,684	15,736,412
0.63%, 07/15/21	112,622	117,422,677
1.13%, 01/15/21	22,791	24,117,090
1.25%, 07/15/20	93,235	99,218,182
1.38%, 07/15/18	7,768	8,087,654
1.38%, 01/15/20	97,255	102,953,724
1.63%, 01/15/18	9,426	9,691,006
1.88%, 07/15/19	9,456	10,120,386
2.13%, 01/15/19	4,328	4,589,162
2.63%, 07/15/17	6,531	6,685,514

		999,691,049
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $993,845,960)		999,691,049

SHORT-TERM INVESTMENTS — 1.50%

MONEY MARKET FUNDS — 1.50%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[a,b]	15,042	15,042,438

		15,042,438

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,042,438)		15,042,438

TOTAL INVESTMENTS IN SECURITIES — 101.33%
(Cost: $1,008,888,398)[c]		1,014,733,487
Other Assets, Less Liabilities — (1.33)%		(13,366,590)

NET ASSETS — 100.00%		$1,001,366,897

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $1,009,460,865. Net unrealized appreciation was $5,272,622, of which $5,962,340 represented gross unrealized appreciation on securities and $689,718 represented gross unrealized depreciation on securities.

39

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR TIPS BOND ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$999,691,049	$—	$999,691,049
Money market funds	15,042,438	—	—	15,042,438

Total	$15,042,438	$999,691,049	$—	$1,014,733,487

40

Schedule of Investments (Unaudited)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

January 31, 2017

Security	Principal (000s)		Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.89%
AUSTRALIA — 4.17%
Australia Government Bond
2.75%, 10/21/19[a]	AUD	1,200	$932,506
3.25%, 10/21/18[a]	AUD	550	428,042
5.25%, 03/15/19[a]	AUD	2,215	1,801,897
5.50%, 01/21/18[a]	AUD	375	294,932

			3,457,377
AUSTRIA — 4.52%
Republic of Austria Government Bond
0.25%, 10/18/19[b]	EUR	250	275,904
1.15%, 10/19/18[b]	EUR	880	979,423
1.95%, 06/18/19[b]	EUR	654	749,192
4.35%, 03/15/19[b]	EUR	600	716,027
4.65%, 01/15/18[b]	EUR	912	1,034,647

			3,755,193
BELGIUM — 4.33%
Belgium Government Bond
3.00%, 09/28/19[a]	EUR	900	1,062,739
Kingdom of Belgium Government Bond
1.25%, 06/22/18[a]	EUR	780	864,513
4.00%, 03/28/18[b]	EUR	420	477,996
4.00%, 03/28/19	EUR	1,000	1,186,290

			3,591,538
CANADA — 4.50%
Canadian Government Bond
0.25%, 11/01/17	CAD	170	130,068
0.50%, 08/01/18	CAD	100	76,477
1.25%, 02/01/18	CAD	740	571,172
1.25%, 03/01/18	CAD	440	339,696
1.25%, 09/01/18	CAD	650	502,825
1.75%, 03/01/19	CAD	800	626,082
1.75%, 09/01/19	CAD	715	561,357
3.75%, 06/01/19	CAD	787	644,930
4.25%, 06/01/18	CAD	349	280,334

			3,732,941
DENMARK — 3.09%
Denmark Government Bond
0.25%, 11/15/18	DKK	9,047	1,334,443
4.00%, 11/15/19	DKK	7,500	1,227,420

			2,561,863

Security	Principal (000s)		Value
FINLAND — 2.84%
Finland Government Bond
1.13%, 09/15/18[b]	EUR	1,030	$1,144,706
4.38%, 07/04/19[b]	EUR	1,001	1,212,395

			2,357,101
FRANCE — 9.62%
France Government Bond OAT
0.00%, 02/25/19[a]	EUR	350	382,120
French Republic Government Bond OAT
0.00%, 02/25/18[a]	EUR	320	347,916
0.50%, 11/25/19[a]	EUR	480	531,531
1.00%, 05/25/18[a]	EUR	646	712,311
1.00%, 11/25/18[a]	EUR	826	917,416
1.00%, 05/25/19[a]	EUR	590	658,973
3.75%, 10/25/19[a]	EUR	930	1,119,326
4.00%, 04/25/18[a]	EUR	871	993,932
4.25%, 10/25/18[a]	EUR	1,104	1,292,281
4.25%, 04/25/19[a]	EUR	600	716,867
8.50%, 10/25/19[a]	EUR	230	309,248

			7,981,921
GERMANY — 7.17%
Bundesobligation
0.25%, 04/13/18[a]	EUR	476	520,429
0.50%, 02/23/18[a]	EUR	562	615,094
0.50%, 04/12/19[a]	EUR	700	776,916
1.00%, 02/22/19[a]	EUR	600	671,617
Bundesrepublik Deutschland
3.50%, 07/04/19[a]	EUR	580	691,342
3.75%, 01/04/19[a]	EUR	900	1,057,244
4.00%, 01/04/18[a]	EUR	224	252,629
4.25%, 07/04/18[a]	EUR	1,182	1,368,153

			5,953,424
IRELAND — 4.70%
Ireland Government Bond
4.40%, 06/18/19	EUR	1,100	1,325,271
4.50%, 10/18/18	EUR	1,649	1,934,763
5.50%, 10/18/17	EUR	100	112,685
5.90%, 10/18/19	EUR	420	530,470

			3,903,189

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

January 31, 2017

Security	Principal (000s)		Value
ITALY — 8.00%
Italy Buoni Poliennali Del Tesoro
0.05%, 10/15/19	EUR	150	$161,165
0.25%, 05/15/18	EUR	290	314,776
0.30%, 10/15/18	EUR	200	217,153
1.05%, 12/01/19	EUR	330	364,304
1.50%, 08/01/19	EUR	350	389,967
2.50%, 05/01/19	EUR	390	443,070
3.50%, 06/01/18	EUR	420	475,447
3.50%, 12/01/18	EUR	700	804,235
4.25%, 02/01/19[a]	EUR	900	1,053,125
4.25%, 09/01/19	EUR	560	666,966
4.50%, 02/01/18	EUR	150	169,662
4.50%, 08/01/18	EUR	600	692,438
4.50%, 03/01/19	EUR	750	883,429

			6,635,737
JAPAN — 22.61%
Japan Government Five Year Bond
0.10%, 12/20/17	JPY	11,800	105,185
0.10%, 06/20/19	JPY	62,750	561,063
0.10%, 09/20/19	JPY	130,000	1,162,869
0.10%, 12/20/19	JPY	205,000	1,834,429
0.20%, 09/20/17	JPY	22,800	203,163
0.20%, 12/20/17	JPY	90,000	802,961
0.20%, 09/20/18	JPY	173,950	1,555,931
0.20%, 12/20/18	JPY	222,000	1,987,637
0.20%, 03/20/19	JPY	257,250	2,304,156
0.20%, 06/20/19	JPY	67,500	604,967
0.20%, 09/20/19	JPY	140,000	1,255,604
0.30%, 03/20/18	JPY	120,000	1,073,055
0.30%, 06/20/18	JPY	108,000	966,719
0.30%, 09/20/18	JPY	80,000	716,798
0.40%, 03/20/18	JPY	202,450	1,812,366
0.40%, 06/20/18	JPY	198,900	1,782,812
Japan Government Ten Year Bond
1.30%, 12/20/18	JPY	3,500	31,979

			18,761,694
NETHERLANDS — 4.48%
Netherlands Government Bond
0.00%, 04/15/18[b]	EUR	255	277,731
0.25%, 01/15/20	EUR	450	498,133
1.25%, 01/15/19[b]	EUR	850	952,528
4.00%, 07/15/18[b]	EUR	850	980,825
4.00%, 07/15/19[b]	EUR	839	1,009,687

			3,718,904

Security	Principal (000s)		Value
NORWAY — 2.40%
Norway Government Bond
4.50%, 05/22/19[b]	NOK	15,050	$1,988,180

			1,988,180
PORTUGAL — 3.62%
Portugal Obrigacoes do Tesouro OT
4.45%, 06/15/18[b]	EUR	1,350	1,547,211
4.75%, 06/14/19[b]	EUR	1,232	1,457,089

			3,004,300
SPAIN — 4.38%
Spain Government Bond
0.25%, 04/30/18	EUR	350	380,738
0.25%, 01/31/19	EUR	200	217,826
2.75%, 04/30/19	EUR	200	230,094
3.75%, 10/31/18	EUR	550	636,307
4.10%, 07/30/18[b]	EUR	734	844,794
4.30%, 10/31/19[b]	EUR	450	543,557
4.50%, 01/31/18	EUR	265	300,030
4.60%, 07/30/19[b]	EUR	400	482,358

			3,635,704
SWEDEN — 1.18%
Sweden Government Bond
3.75%, 08/12/17	SEK	1,195	140,007
4.25%, 03/12/19	SEK	6,655	838,871

			978,878
SWITZERLAND — 2.00%
Swiss Confederation Government Bond
3.00%, 05/12/19[a]	CHF	1,500	1,657,815

			1,657,815
UNITED KINGDOM — 4.28%
United Kingdom Gilt
1.25%, 07/22/18[a]	GBP	740	946,252
1.75%, 07/22/19[a]	GBP	250	326,105
3.75%, 09/07/19[a]	GBP	850	1,166,885
4.50%, 03/07/19[a]	GBP	810	1,111,347

			3,550,589
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $81,794,279)			81,226,348

42

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

January 31, 2017

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	37	$37,343

		37,343

TOTAL SHORT-TERM INVESTMENTS (Cost: $37,343)		37,343

TOTAL INVESTMENTS IN SECURITIES — 97.93% (Cost: $81,831,622)[e]		81,263,691
Other Assets, Less Liabilities — 2.07%		1,717,662

NET ASSETS — 100.00%		$82,981,353

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $81,882,474. Net unrealized depreciation was $618,783, of which $1,077,046 represented gross unrealized appreciation on securities and $1,695,829 represented gross unrealized depreciation on securities.

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Foreign government obligations	$—	$81,226,348	$—	$81,226,348
Money market funds	37,343	—	—	37,343

Total	$37,343	$81,226,348	$—	$81,263,691

44

Schedule of Investments (Unaudited)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.40%

AEROSPACE & DEFENSE — 1.23%
Boeing Co. (The)
4.88%, 02/15/20	$134	$145,281
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	25	23,746
3.60%, 11/15/42 (Call 05/15/42)[a]	34	32,145
3.88%, 07/15/21 (Call 04/15/21)	79	83,901
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	134	133,254
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	100	98,183
3.10%, 06/01/22	350	359,355
3.75%, 11/01/46 (Call 05/01/46)	50	46,890
4.15%, 05/15/45 (Call 11/16/44)	24	24,006
4.50%, 06/01/42	300	317,172
5.70%, 04/15/40	50	60,732

		1,324,665
AGRICULTURE — 1.65%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	100	101,431
4.00%, 01/31/24	300	314,466
5.38%, 01/31/44	250	284,135
Archer-Daniels-Midland Co.
4.02%, 04/16/43	84	82,381
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	100	97,935
2.50%, 08/22/22	106	104,130
3.60%, 11/15/23	63	65,080
3.88%, 08/21/42	189	175,322
4.13%, 03/04/43	45	43,119
4.25%, 11/10/44	100	98,011
4.38%, 11/15/41	24	23,804
5.65%, 05/16/18	374	393,130

		1,782,944

Security	Principal (000s)	Value
AIRLINES — 0.35%
American Airlines Pass Through Trust
Series 2015-1, Class A 3.38%, 11/01/28	$83	$80,431
Series 2016-3, Class AA
3.00%, 04/15/30	150	142,917
Continental Airlines Inc. Pass Through Trust Series 2012-2, Class A
4.00%, 04/29/26	29	29,515
United Airlines Pass Through Trust Series 2014-2, Class A
3.75%, 03/03/28[a]	126	127,781

		380,644

APPAREL — 0.23%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	107	104,295
3.88%, 11/01/45 (Call 05/01/45)	100	96,992
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)[a]	50	52,128

		253,415

AUTO MANUFACTURERS — 1.45%
American Honda Finance Corp.
1.65%, 07/12/21	70	67,527
1.70%, 09/09/21[a]	50	48,210
2.13%, 10/10/18	112	113,035
2.25%, 08/15/19	89	89,533
2.30%, 09/09/26[a]	100	92,622
Daimler Finance North America LLC
8.50%, 01/18/31	98	147,216
Toyota Motor Credit Corp.
1.40%, 05/20/19	350	346,542
1.90%, 04/08/21	175	171,757
2.00%, 10/24/18	167	168,111
2.10%, 01/17/19	34	34,256
2.15%, 03/12/20	112	112,172
2.63%, 01/10/23[a]	100	99,072
3.30%, 01/12/22[a]	79	81,527

		1,571,580

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
BANKS — 29.49%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 09/23/19	$250	$249,228
2.25%, 06/13/19	39	39,146
2.70%, 11/16/20	242	243,401
Bank of America N.A.
1.65%, 03/26/18	234	234,159
Bank of Montreal
1.45%, 04/09/18 (Call 03/09/18)	67	66,910
1.50%, 07/18/19	225	222,412
1.80%, 07/31/18	112	112,151
1.90%, 08/27/21	100	97,125
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	67	66,916
2.10%, 08/01/18 (Call 07/02/18)	100	100,709
2.10%, 01/15/19 (Call 12/15/18)	79	79,512
2.30%, 09/11/19 (Call 08/11/19)	100	100,997
2.50%, 04/15/21 (Call 03/15/21)	120	119,860
2.60%, 08/17/20 (Call 07/17/20)	50	50,620
2.80%, 05/04/26 (Call 02/04/26)	100	95,900
3.40%, 05/15/24 (Call 04/15/24)	57	57,957
3.55%, 09/23/21 (Call 08/23/21)	79	82,288
3.65%, 02/04/24 (Call 01/05/24)	24	24,857
4.60%, 01/15/20	100	106,941
Series G
2.15%, 02/24/20 (Call 01/24/20)[a]	177	177,421
Bank of Nova Scotia (The)
1.45%, 04/25/18[a]	22	21,946
1.95%, 01/15/19	100	100,227
2.05%, 06/05/19	389	389,467

Security	Principal (000s)	Value
2.35%, 10/21/20	$97	$96,763
2.80%, 07/21/21	100	100,951
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	100	98,254
2.25%, 02/01/19 (Call 01/02/19)	164	165,219
BNP Paribas SA
2.40%, 12/12/18	322	325,069
2.45%, 03/17/19	95	95,724
5.00%, 01/15/21	134	145,524
BPCE SA
2.50%, 07/15/19	242	243,280
3.38%, 12/02/26[a]	250	245,352
Branch Banking & Trust Co.
2.85%, 04/01/21 (Call 03/01/21)	242	245,318
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	242	243,096
2.50%, 09/20/18	97	98,082
Cooperatieve Rabobank UA
3.75%, 07/21/26	250	243,467
3.88%, 02/08/22	112	117,554
3.95%, 11/09/22	242	247,939
4.38%, 08/04/25	242	247,493
5.25%, 05/24/41	67	77,724
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	250	249,737
Credit Suisse AG/New York NY
3.00%, 10/29/21	242	243,333
4.38%, 08/05/20	734	776,043
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	194	195,521
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)	150	149,568
2.30%, 12/13/19 (Call 11/13/19)	200	199,812
2.55%, 10/23/19	167	168,181
2.60%, 04/23/20 (Call 03/23/20)	550	552,211

46

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
2.63%, 01/31/19	$75	$75,784
2.63%, 04/25/21 (Call 03/25/21)	50	49,645
2.90%, 07/19/18	67	67,933
3.50%, 11/16/26 (Call 11/16/25)	100	97,259
3.63%, 01/22/23	156	158,844
3.75%, 05/22/25 (Call 02/22/25)	12	12,007
3.75%, 02/25/26 (Call 11/25/25)	200	199,872
3.85%, 07/08/24 (Call 04/08/24)	75	76,362
4.00%, 03/03/24	34	35,094
4.75%, 10/21/45 (Call 04/21/45)	100	104,116
5.25%, 07/27/21	145	158,713
5.38%, 03/15/20	112	121,392
5.75%, 01/24/22	250	280,448
6.13%, 02/15/33[a]	176	211,358
6.15%, 04/01/18	200	209,930
6.25%, 02/01/41	195	240,956
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	242	257,486
HSBC Holdings PLC
2.65%, 01/05/22[a]	200	195,870
3.90%, 05/25/26[a]	200	200,016
4.00%, 03/30/22	40	41,543
4.30%, 03/08/26[a]	400	412,508
4.88%, 01/14/22	174	187,654
5.10%, 04/05/21	256	277,076
5.25%, 03/14/44[a]	200	214,648
6.10%, 01/14/42	50	61,700
6.50%, 09/15/37	290	356,065
HSBC USA Inc.
1.70%, 03/05/18	339	338,939
2.25%, 06/23/19	97	97,178
2.63%, 09/24/18	150	151,471
JPMorgan Chase & Co.
1.63%, 05/15/18	174	173,857
2.25%, 01/23/20 (Call 12/23/19)	334	334,705
2.35%, 01/28/19	461	465,103

Security	Principal (000s)	Value
2.55%, 10/29/20 (Call 09/29/20)	$200	$200,646
2.70%, 05/18/23 (Call 03/18/23)	150	146,244
2.75%, 06/23/20 (Call 05/23/20)	24	24,291
2.95%, 10/01/26 (Call 07/01/26)	200	189,258
3.20%, 01/25/23	101	101,775
3.25%, 09/23/22	350	353,500
3.30%, 04/01/26 (Call 01/01/26)	100	97,658
3.90%, 07/15/25 (Call 04/15/25)	117	120,311
4.35%, 08/15/21	40	42,791
4.50%, 01/24/22	200	214,900
4.63%, 05/10/21	157	169,051
5.40%, 01/06/42	150	174,346
5.60%, 07/15/41	62	74,172
6.30%, 04/23/19	156	170,325
6.40%, 05/15/38	145	186,537
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	242	241,671
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	250	249,853
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	250	242,787
3.85%, 03/01/26	150	152,922
Mizuho Financial Group Inc.
2.84%, 09/13/26	200	187,844
Morgan Stanley
2.13%, 04/25/18	112	112,448
2.45%, 02/01/19	100	100,790
2.50%, 01/24/19	250	252,190
2.50%, 04/21/21	300	296,148
2.80%, 06/16/20	357	360,392
3.13%, 07/27/26	50	47,453
3.63%, 01/20/27	75	73,934
3.75%, 02/25/23	214	219,789
3.88%, 01/27/26	200	201,298
4.00%, 07/23/25	150	153,123
4.30%, 01/27/45	162	158,229

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
4.38%, 01/22/47	$100	$99,265
5.50%, 01/26/20[a]	97	105,470
5.50%, 07/28/21	234	259,480
5.63%, 09/23/19	194	210,236
6.38%, 07/24/42	118	149,167
6.63%, 04/01/18	189	199,367
Series F
3.88%, 04/29/24	177	180,855
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	24	23,055
National Australia Bank Ltd./New York
2.50%, 07/12/26	250	231,192
2.63%, 01/14/21	250	250,185
Northern Trust Corp.
2.38%, 08/02/22	73	72,115
PNC Bank N.A.
1.60%, 06/01/18 (Call 05/02/18)[b]	242	241,826
1.95%, 03/04/19 (Call 02/02/19)[b]	250	250,652
2.15%, 04/29/21 (Call 03/30/21)[a,b]	250	246,647
4.20%, 11/01/25 (Call 10/02/25)[b]	492	520,482
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20[b]	117	126,624
Royal Bank of Canada
1.63%, 04/15/19	200	198,564
1.80%, 07/30/18	250	250,385
2.15%, 03/15/19	112	112,487
2.50%, 01/19/21	200	200,584
4.65%, 01/27/26	100	105,824
Santander UK PLC
2.00%, 08/24/18	27	27,003
2.38%, 03/16/20[a]	57	56,754
2.50%, 03/14/19	100	100,594
4.00%, 03/13/24	67	69,311
State Street Corp.
1.95%, 05/19/21	100	97,887
3.10%, 05/15/23	117	117,807
3.30%, 12/16/24	200	201,996
3.70%, 11/20/23	50	52,363

Security	Principal (000s)	Value
Sumitomo Mitsui Banking Corp.
2.45%, 01/10/19	$242	$243,551
2.45%, 10/20/20	242	239,873
Sumitomo Mitsui Financial Group Inc.
2.93%, 03/09/21	400	401,832
3.01%, 10/19/26[a]	100	95,088
3.78%, 03/09/26	100	101,276
Svenska Handelsbanken AB
1.63%, 03/21/18	242	241,920
Toronto-Dominion Bank (The)
1.40%, 04/30/18	167	166,654
1.45%, 09/06/18	100	99,625
1.80%, 07/13/21	100	96,915
1.95%, 01/22/19	50	50,110
2.13%, 07/02/19	74	74,310
2.13%, 04/07/21	150	147,873
2.25%, 11/05/19	67	67,335
2.63%, 09/10/18	112	113,593
VRN, (5 year USD Swap + 2.205%)
3.63%, 09/15/31 (Call 09/15/26)	50	48,667
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	200	201,730
2.95%, 07/15/22 (Call 06/15/22)	351	353,945
3.00%, 03/15/22 (Call 02/15/22)	79	80,378
3.10%, 04/27/26 (Call 03/27/26)	100	97,537
3.70%, 01/30/24 (Call 12/29/23)	75	77,961
UBS AG/Stamford CT
1.80%, 03/26/18	242	242,283
2.35%, 03/26/20	250	249,310
Wells Fargo & Co.
2.10%, 07/26/21	100	97,165
2.15%, 01/15/19	300	301,542
2.50%, 03/04/21	100	99,326
3.00%, 01/22/21	145	147,139
3.00%, 04/22/26	150	142,917
3.30%, 09/09/24	100	99,102
3.50%, 03/08/22	217	222,863
3.90%, 05/01/45	89	83,832

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
4.10%, 06/03/26	$187	$189,201
4.13%, 08/15/23	24	25,008
4.30%, 07/22/27	587	601,241
4.48%, 01/16/24[a]	79	83,164
4.60%, 04/01/21	112	120,159
4.75%, 12/07/46	100	101,732
4.90%, 11/17/45	100	103,330
5.61%, 01/15/44	300	343,014
Series M
3.45%, 02/13/23	205	206,714
Series N
2.15%, 01/30/20	172	171,518
Westpac Banking Corp.
1.60%, 08/19/19	200	197,474
2.10%, 05/13/21	100	97,906
2.25%, 07/30/18	100	100,675
2.25%, 01/17/19	79	79,455
2.30%, 05/26/20	57	56,808
2.80%, 01/11/22	100	100,243
2.85%, 05/13/26	150	143,282
4.88%, 11/19/19	95	101,774

		31,860,100
BEVERAGES — 5.55%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19[a]	750	750,743
2.15%, 02/01/19[a]	200	201,508
2.65%, 02/01/21 (Call 01/01/21)	475	477,836
3.30%, 02/01/23 (Call 12/01/22)[a]	225	228,535
3.65%, 02/01/26 (Call 11/01/25)	350	351,561
3.70%, 02/01/24	45	46,333
4.63%, 02/01/44[a]	40	41,402
4.70%, 02/01/36 (Call 08/01/35)	300	315,891
4.90%, 02/01/46 (Call 08/01/45)	575	614,244
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	177	160,866
8.20%, 01/15/39[a]	57	86,188
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)	34	35,431

Security	Principal (000s)	Value
Coca-Cola Co. (The)
1.15%, 04/01/18	$67	$66,924
1.65%, 11/01/18	67	67,260
1.88%, 10/27/20	100	99,685
2.50%, 04/01/23	239	236,722
2.88%, 10/27/25	200	197,216
3.30%, 09/01/21	101	105,491
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	150	151,078
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	236	234,362
Diageo Investment Corp.
4.25%, 05/11/42	79	79,478
PepsiCo Inc.
1.35%, 10/04/19	100	99,360
2.15%, 10/14/20 (Call 09/14/20)	200	200,936
2.25%, 01/07/19 (Call 12/07/18)	156	158,026
2.75%, 03/05/22	100	101,080
2.75%, 03/01/23	145	145,474
2.75%, 04/30/25 (Call 01/30/25)	57	55,869
2.85%, 02/24/26 (Call 11/24/25)	100	98,007
3.13%, 11/01/20	200	207,352
3.45%, 10/06/46 (Call 04/06/46)	150	135,328
4.00%, 03/05/42	62	61,435
4.45%, 04/14/46 (Call 10/14/45)	125	132,931
4.60%, 07/17/45 (Call 01/17/45)	50	54,210

		5,998,762
BIOTECHNOLOGY — 1.30%
Gilead Sciences Inc.
2.35%, 02/01/20	272	273,659
2.55%, 09/01/20	112	113,002
2.95%, 03/01/27 (Call 12/01/26)[a]	125	119,100
3.50%, 02/01/25 (Call 11/01/24)	239	240,910

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
3.65%, 03/01/26 (Call 12/01/25)	$96	$97,458
4.15%, 03/01/47 (Call 09/01/46)	100	94,086
4.50%, 02/01/45 (Call 08/01/44)	300	297,546
4.60%, 09/01/35 (Call 03/01/35)	167	172,882

		1,408,643
CHEMICALS — 0.89%
EI du Pont de Nemours & Co.
4.15%, 02/15/43	84	81,657
6.00%, 07/15/18	337	357,324
Lubrizol Corp.
8.88%, 02/01/19	34	38,715
Monsanto Co.
3.95%, 04/15/45 (Call 10/15/44)	162	147,093
4.20%, 07/15/34 (Call 01/15/34)	156	153,431
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	34	33,226
2.45%, 02/15/22 (Call 11/15/21)	25	24,831
3.55%, 11/07/42 (Call 05/07/42)	30	27,614
4.50%, 08/15/19	89	94,627

		958,518
COMMERCIAL SERVICES — 0.19%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	35	35,259
3.38%, 09/15/25 (Call 06/15/25)[a]	17	17,373
Massachusetts Institute of Technology
5.60%, 07/01/11	50	60,203
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	50	45,033
Princeton University
5.70%, 03/01/39	24	31,300

Security	Principal (000s)	Value
Series A
4.95%, 03/01/19	$12	$12,761

		201,929
COMPUTERS — 3.72%
Apple Inc.
1.00%, 05/03/18	222	221,192
1.55%, 02/07/20	150	148,535
2.00%, 05/06/20	33	33,038
2.10%, 05/06/19	260	262,376
2.25%, 02/23/21 (Call 01/23/21)	150	149,756
2.40%, 05/03/23	300	293,073
2.70%, 05/13/22	112	112,484
2.85%, 05/06/21	267	272,754
2.85%, 02/23/23 (Call 12/23/22)	100	100,390
3.20%, 05/13/25	174	174,226
3.25%, 02/23/26 (Call 11/23/25)[a]	375	373,290
3.45%, 05/06/24	112	115,046
3.45%, 02/09/45	132	115,965
3.85%, 05/04/43	112	104,702
3.85%, 08/04/46 (Call 02/04/46)	100	92,708
4.38%, 05/13/45	113	113,953
4.45%, 05/06/44	57	58,086
4.65%, 02/23/46 (Call 08/23/45)	175	184,697
International Business Machines Corp.
1.63%, 05/15/20[a]	97	95,752
1.88%, 05/15/19	97	97,405
2.88%, 11/09/22	100	100,727
2.90%, 11/01/21[a]	100	102,113
3.30%, 01/27/27	200	199,460
3.45%, 02/19/26	100	101,069
3.63%, 02/12/24	150	155,263
4.00%, 06/20/42[a]	136	133,797
7.63%, 10/15/18	97	106,599

		4,018,456

50

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.48%
Colgate-Palmolive Co.
1.75%, 03/15/19	$34	$34,138
1.95%, 02/01/23[a]	79	76,424
Procter & Gamble Co. (The)
1.70%, 11/03/21	85	83,429
2.30%, 02/06/22	95	95,353
2.70%, 02/02/26	100	97,812
5.55%, 03/05/37	100	128,912

		516,068
DISTRIBUTION & WHOLESALE — 0.04%
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	45	48,237

		48,237
DIVERSIFIED FINANCIAL SERVICES — 3.83%
American Express Co.
2.65%, 12/02/22	100	98,422
4.05%, 12/03/42	76	73,481
7.00%, 03/19/18	189	200,004
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	100	100,115
2.13%, 07/27/18	134	134,689
2.13%, 03/18/19	112	112,521
2.25%, 08/15/19	45	45,296
2.25%, 05/05/21 (Call 04/04/21)	100	98,679
2.38%, 05/26/20 (Call 04/25/20)	100	100,228
Series F
2.60%, 09/14/20 (Call 08/14/20)	50	50,441
Ameriprise Financial Inc.
4.00%, 10/15/23	197	207,004
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	200	199,028
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	430	431,200
3.37%, 11/15/25	200	204,220
4.42%, 11/15/35	400	420,116

Security	Principal (000s)	Value
HSBC Finance Corp.
6.68%, 01/15/21	$137	$154,043
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	250	257,177
Invesco Finance PLC
3.75%, 01/15/26	97	98,456
MasterCard Inc.
2.00%, 04/01/19[a]	45	45,360
3.38%, 04/01/24	57	58,700
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	50	48,911
4.02%, 11/01/32 (Call 05/01/32)	50	51,910
10.38%, 11/01/18	67	76,800
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	45	45,490
5.60%, 12/01/19	57	62,432
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	200	200,774
2.80%, 12/14/22 (Call 10/14/22)	150	150,882
3.15%, 12/14/25 (Call 09/14/25)[a]	200	199,538
4.30%, 12/14/45 (Call 06/14/45)	200	206,960

		4,132,877
ELECTRIC — 3.96%
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	125	130,961
4.50%, 02/01/45 (Call 08/01/44)[a]	75	78,224
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)[a]	45	42,346
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	150	140,643
5.80%, 03/15/18	134	140,260

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	$150	$143,973
3.95%, 03/01/43 (Call 09/01/42)	62	60,712
4.45%, 03/15/44 (Call 09/15/43)	45	47,061
Series 08-B
6.75%, 04/01/38	79	106,469
Consumers Energy Co.
6.70%, 09/15/19	30	33,540
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	50	47,906
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	50	48,602
4.00%, 09/30/42 (Call 03/30/42)	125	124,343
5.30%, 02/15/40[a]	18	21,072
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	150	133,387
6.40%, 06/15/38	145	192,582
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	40	40,555
3.00%, 09/15/21 (Call 06/15/21)	100	102,373
4.15%, 12/01/44 (Call 06/01/44)	75	75,542
4.20%, 08/15/45 (Call 02/15/45)	45	45,878
5.30%, 01/15/19	12	12,813
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	24	24,066
3.13%, 12/01/25 (Call 06/01/25)	200	202,068
4.05%, 06/01/42 (Call 12/01/41)	100	101,894
Georgia Power Co.
4.30%, 03/15/42	134	136,999
5.40%, 06/01/40	50	57,290

Security	Principal (000s)	Value
Series 10-C
4.75%, 09/01/40	$24	$25,644
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	12	12,372
5.13%, 11/01/40 (Call 05/01/40)	34	39,401
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	50	59,241
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	201	208,467
4.30%, 03/15/45 (Call 09/15/44)[a]	75	77,117
5.80%, 03/01/37	29	35,433
6.05%, 03/01/34	256	322,248
PacifiCorp
6.00%, 01/15/39	240	305,225
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	29	27,159
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	24	23,443
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	100	95,225
4.50%, 08/15/40	25	26,769
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)[a]	67	66,933
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	79	83,402
4.65%, 10/01/43 (Call 04/01/43)	80	87,979
5.50%, 03/15/40	59	71,165
Series 08-A
5.95%, 02/01/38	12	15,119
Virginia Electric & Power Co.
4.00%, 11/15/46 (Call 05/15/46)	50	49,464

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
5.40%, 04/30/18	$106	$110,812
8.88%, 11/15/38	106	170,191
Series A
3.15%, 01/15/26 (Call 10/15/25)	50	49,667
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	24	23,958

		4,277,993
ELECTRICAL COMPONENTS & EQUIPMENT — 0.11%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	57	57,612
2.63%, 02/15/23 (Call 11/15/22)[a]	57	56,942

		114,554
ELECTRONICS — 0.30%
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)	50	47,161
4.25%, 03/01/21	167	180,158
5.38%, 03/01/41	84	101,723

		329,042
ENGINEERING & CONSTRUCTION — 0.20%
ABB Finance USA Inc.
2.88%, 05/08/22	147	148,070
4.38%, 05/08/42	67	70,429

		218,499
FOOD — 0.22%
Unilever Capital Corp.
2.10%, 07/30/20[a]	97	97,058
2.20%, 03/06/19[a]	97	98,029
5.90%, 11/15/32	34	44,078

		239,165
GAS — 0.07%
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	45	45,225
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	25	25,722

		70,947

Security	Principal (000s)	Value
HAND & MACHINE TOOLS — 0.04%
Stanley Black & Decker Inc.
2.90%, 11/01/22	$45	$45,286

		45,286
HEALTH CARE — PRODUCTS — 1.05%
Medtronic Inc.
1.38%, 04/01/18	12	11,987
2.50%, 03/15/20	150	151,878
3.15%, 03/15/22	150	153,363
3.50%, 03/15/25	350	358,057
4.38%, 03/15/35	294	307,703
4.63%, 03/15/44 (Call 09/15/43)	95	101,088
4.63%, 03/15/45	45	48,164

		1,132,240
HEALTH CARE — SERVICES — 2.24%
Aetna Inc.
2.40%, 06/15/21 (Call 05/15/21)	150	150,575
2.75%, 11/15/22 (Call 08/15/22)	67	66,774
3.20%, 06/15/26 (Call 03/15/26)[a]	350	350,640
4.38%, 06/15/46 (Call 12/15/45)	150	149,865
4.50%, 05/15/42 (Call 11/15/41)	122	124,104
Catholic Health Initiatives
2.95%, 11/01/22	100	97,215
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	34	37,660
Howard Hughes Medical Institute
3.50%, 09/01/23	57	59,409
Kaiser Foundation Hospitals
4.88%, 04/01/42	25	27,687
UnitedHealth Group Inc.
2.13%, 03/15/21	100	98,836
2.70%, 07/15/20	112	113,868
2.88%, 03/15/22 (Call 12/15/21)	101	102,086
2.88%, 03/15/23	79	79,033

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
3.38%, 11/15/21 (Call 08/15/21)	$100	$103,466
3.45%, 01/15/27	100	101,417
3.75%, 07/15/25[a]	200	207,716
4.63%, 07/15/35	7	7,573
4.75%, 07/15/45	300	328,173
6.00%, 02/15/18	12	12,549
6.88%, 02/15/38	145	197,271

		2,415,917
HOUSEHOLD PRODUCTS & WARES — 0.08%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	50	43,096
6.63%, 08/01/37	29	39,529

		82,625
INSURANCE — 3.10%
AEGON Funding Co. LLC
5.75%, 12/15/20[a]	30	33,163
Aflac Inc.
3.63%, 11/15/24	57	58,459
Allstate Corp. (The)
3.15%, 06/15/23	57	57,761
4.50%, 06/15/43	34	35,962
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	350	350,469
3.00%, 05/15/22	81	82,771
4.30%, 05/15/43[a]	73	74,891
4.40%, 05/15/42	170	177,174
5.75%, 01/15/4[a]	12	14,822
Berkshire Hathaway Inc.
1.55%, 02/09/18	24	24,043
2.20%, 03/15/21 (Call 02/15/21)	100	99,832
3.00%, 02/11/23	45	45,553
3.13%, 03/15/26 (Call 12/15/25)[a]	100	99,218
Chubb Corp. (The)
5.75%, 05/15/18	67	70,480
6.00%, 05/11/37	24	29,967
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	300	302,361

Security	Principal (000s)	Value
3.15%, 03/15/25	$57	$56,895
3.35%, 05/15/24	45	45,730
4.35%, 11/03/45 (Call 05/03/45)	50	52,322
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)[a]	207	201,897
4.13%, 05/15/43 (Call 11/15/42)	24	22,977
Manulife Financial Corp.
4.15%, 03/04/26	75	78,462
5.38%, 03/04/46	25	29,559
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	57	57,117
3.75%, 03/14/26 (Call 12/14/25)	50	50,855
MetLife Inc.
3.00%, 03/01/25	167	163,301
4.05%, 03/01/45	123	117,348
4.13%, 08/13/42[a]	136	131,109
4.88%, 11/13/43	50	53,943
7.72%, 02/15/19	89	99,174
Series D
4.37%, 09/15/23	100	107,396
Prudential Financial Inc.
3.50%, 05/15/24	100	101,676
4.60%, 05/15/44[a]	100	103,942
6.20%, 11/15/40	100	123,389
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	100	94,157
5.35%, 11/01/40	50	59,175
Travelers Property Casualty Corp.
6.38%, 03/15/33	34	43,125

		3,350,475
INTERNET — 0.75%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	200	201,050
3.60%, 11/28/24 (Call 08/28/24)	194	193,282

54

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Alphabet Inc.
3.38%, 02/25/24[a]	$107	$111,033
3.63%, 05/19/21	100	106,187
Baidu Inc.
3.50%, 11/28/22	194	195,503

		807,055
MACHINERY — 1.50%
Caterpillar Financial Services Corp.
1.50%, 02/23/18 [a]	50	49,984
2.10%, 06/09/19	267	268,418
2.25%, 12/01/19	45	45,251
2.85%, 06/01/22 [a]	45	45,347
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	100	99,558
3.80%, 08/15/42	148	143,297
3.90%, 05/27/21	89	94,050
5.20%, 05/27/41	45	52,190
7.90%, 12/15/18	57	63,331
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	67	69,880
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	101	100,880
3.90%, 06/09/42 (Call 12/09/41)	89	89,762
John Deere Capital Corp.
1.95%, 01/08/19	150	150,746
2.05%, 03/10/20	34	33,907
2.25%, 04/17/19	161	162,618
3.90%, 07/12/21[a]	140	148,422

		1,617,641
MANUFACTURING — 2.34%
3M Co.
2.00%, 06/26/22	150	147,248
3.00%, 08/07/25	232	233,824
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	150	151,684
2.70%, 10/09/22	150	150,658
3.10%, 01/09/23	125	127,875
4.50%, 03/11/44[a]	197	211,649

Security	Principal (000s)	Value
5.30%, 02/11/21	$150	$166,182
5.63%, 05/01/18	350	368,175
5.88%, 01/14/38	500	627,620
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	100	95,770
3.50%, 03/01/24 (Call 12/01/23)	57	59,027
3.90%, 09/01/42 (Call 03/01/42)	50	50,176
6.25%, 04/01/19	24	26,272
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	112	113,622

		2,529,782
MEDIA — 3.07%
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	150	148,021
2.85%, 01/15/23	101	100,439
3.13%, 07/15/22	250	254,485
3.15%, 03/01/26 (Call 12/01/25)	50	48,887
3.30%, 02/01/27 (Call 11/01/26)	75	74,032
3.40%, 07/15/46 (Call 01/15/46)[a]	100	84,460
3.60%, 03/01/24	45	46,124
4.25%, 01/15/33	350	359,195
4.40%, 08/15/35 (Call 02/15/35)	100	102,254
4.50%, 01/15/43	225	226,125
4.60%, 08/15/45 (Call 02/15/45)	212	217,785
4.65%, 07/15/42	100	102,801
4.75%, 03/01/44	57	59,458
5.70%, 05/15/18	57	59,993
6.45%, 03/15/37	24	30,342
6.55%, 07/01/39	15	19,414
6.95%, 08/15/37	101	134,890
NBCUniversal Media LLC
2.88%, 01/15/23	57	56,683
4.38%, 04/01/21	279	300,059

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
5.15%, 04/30/20	$145	$158,662
Walt Disney Co. (The)
2.30%, 02/12/21	175	175,833
2.35%, 12/01/22	139	137,367
3.00%, 02/13/26	250	247,287
5.50%, 03/15/19	75	80,934
Series E
4.13%, 12/01/41	89	89,692

		3,315,222
METAL FABRICATE & HARDWARE — 0.11%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	67	66,068
3.25%, 06/15/25 (Call 03/15/25)	57	57,416

		123,484
MINING — 1.07%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	15	15,185
3.25%, 11/21/21[a]	124	128,097
3.85%, 09/30/23[a]	174	184,405
5.00%, 09/30/43	125	138,725
6.50%, 04/01/19	125	137,401
Rio Tinto Finance USA Ltd.
4.13%, 05/20/21	150	159,611
5.20%, 11/02/40	25	28,051
7.13%, 07/15/28	57	74,204
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	167	168,015
4.13%, 08/21/42 (Call 02/21/42)	126	125,107

		1,158,801
OIL & GAS — 7.27%
BP Capital Markets PLC
1.38%, 05/10/18	250	249,250
2.24%, 09/26/18	67	67,536
2.24%, 05/10/19	45	45,255
2.50%, 11/06/22	150	146,620
2.52%, 01/15/20	200	202,194
2.75%, 05/10/23	200	197,172

Security	Principal (000s)	Value
3.22%, 11/28/23 (Call 09/28/23)[a]	$50	$50,185
3.51%, 03/17/25	125	125,970
3.56%, 11/01/21[a]	100	104,291
3.72%, 11/28/28 (Call 08/28/28)	50	50,417
4.50%, 10/01/20	67	72,038
4.74%, 03/11/21	12	13,086
Chevron Corp.
1.37%, 03/02/18	100	99,948
1.79%, 11/16/18	300	301,173
1.96%, 03/03/20 (Call 02/03/20)	145	144,898
2.10%, 05/16/21 (Call 04/15/21)	100	98,994
2.36%, 12/05/22 (Call 09/05/22)	100	98,049
2.95%, 05/16/26 (Call 02/16/26)	150	146,754
3.19%, 06/24/23 (Call 03/24/23)	75	76,801
3.33%, 11/17/25 (Call 08/17/25)	150	151,745
4.95%, 03/03/19	150	160,051
Conoco Funding Co.
7.25%, 10/15/31	89	116,378
ConocoPhillips
5.75%, 02/01/19	300	323,352
6.00%, 01/15/20	34	37,691
6.50%, 02/01/39[a]	175	220,113
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)[a]	17	16,947
3.35%, 11/15/24 (Call 08/15/24)[a]	100	99,918
4.20%, 03/15/21 (Call 02/15/21)	150	158,784
4.30%, 11/15/44 (Call 05/15/44)	45	44,334
4.95%, 03/15/26 (Call 12/15/25)	250	274,910
5.95%, 03/15/46 (Call 09/15/45)[a]	50	61,273

56

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Exxon Mobil Corp.
1.31%, 03/06/18	$100	$100,034
1.44%, 03/01/18	400	400,572
1.71%, 03/01/19	100	100,221
2.22%, 03/01/21 (Call 02/01/21)	100	100,107
2.71%, 03/06/25 (Call 12/06/24)	100	97,557
3.18%, 03/15/24 (Call 12/15/23)	101	102,657
3.57%, 03/06/45 (Call 09/06/44)	50	46,603
4.11%, 03/01/46 (Call 09/01/45)[a]	175	178,764
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	120	120,031
2.70%, 02/15/23 (Call 11/15/22)	63	62,401
3.40%, 04/15/26 (Call 01/15/26)	25	24,967
4.40%, 04/15/46 (Call 10/15/45)	50	50,761
4.63%, 06/15/45 (Call 12/15/44)	95	99,014
Shell International Finance BV
1.38%, 05/10/19	100	99,151
1.38%, 09/12/19	300	296,127
1.75%, 09/12/21[a]	250	242,842
1.88%, 05/10/21	250	245,097
1.90%, 08/10/18	24	24,132
2.13%, 05/11/20	50	50,024
2.25%, 01/06/23	25	24,248
2.38%, 08/21/22	50	49,083
3.25%, 05/11/25	155	154,453
3.75%, 09/12/46	50	46,340
4.00%, 05/10/46[a]	300	286,824
4.13%, 05/11/35	117	118,401
4.55%, 08/12/43	112	116,131
6.38%, 12/15/38	150	192,564
Total Capital Canada Ltd.
2.75%, 07/15/23	101	100,274
Total Capital International SA
2.13%, 01/10/19	24	24,166
2.70%, 01/25/23	75	74,672
3.75%, 04/10/24	100	104,486

Security	Principal (000s)	Value
Total Capital SA
4.45%, 06/24/20	$150	$161,520

		7,850,351

OIL & GAS SERVICES — 0.09%
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	95	100,003

		100,003

PHARMACEUTICALS — 4.96%
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	99,371
AstraZeneca PLC
1.95%, 09/18/19	350	349,338
2.38%, 11/16/20	100	99,942
3.38%, 11/16/25	100	99,233
4.00%, 09/18/42	50	47,751
4.38%, 11/16/45	147	148,389
Bristol-Myers Squibb Co.
2.00%, 08/01/22	100	97,352
4.50%, 03/01/44 (Call 09/01/43)	49	53,156
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	82	78,114
5.55%, 03/15/37	18	21,436
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	50	50,007
5.65%, 05/15/18	29	30,518
6.38%, 05/15/38	199	260,871
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	145	146,704
Johnson & Johnson
1.13%, 03/01/19	100	99,453
1.65%, 12/05/18	57	57,257
2.05%, 03/01/23 (Call 01/01/23)	150	145,597
2.45%, 03/01/26 (Call 12/01/25)[a]	100	95,599
3.70%, 03/01/46 (Call 09/01/45)	200	194,914
5.95%, 08/15/37	117	152,708

57

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Merck & Co. Inc.
1.30%, 05/18/18	$24	$23,985
2.40%, 09/15/22 (Call 06/15/22)	95	94,142
2.75%, 02/10/25 (Call 11/10/24)	200	196,978
3.70%, 02/10/45 (Call 08/10/44)	150	141,984
3.88%, 01/15/21 (Call 10/15/20)	150	159,153
4.15%, 05/18/43	101	103,041
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	79	85,119
Novartis Capital Corp.
2.40%, 09/21/22	139	137,696
3.00%, 11/20/25 (Call 08/20/25)	75	74,261
3.40%, 05/06/24	89	91,569
3.70%, 09/21/42	73	69,660
4.00%, 11/20/45 (Call 05/20/45)	75	75,437
4.40%, 05/06/44	50	53,420
Novartis Securities Investment Ltd.
5.13%, 02/10/19	161	171,995
Pfizer Inc.
1.70%, 12/15/19	75	74,967
2.10%, 05/15/19	125	126,299
2.20%, 12/15/21	200	199,324
3.00%, 06/15/23	167	170,844
3.00%, 12/15/26	50	49,164
4.40%, 05/15/44	100	104,446
7.20%, 03/15/39	347	500,260
Sanofi
4.00%, 03/29/21	222	236,068
Wyeth LLC
5.95%, 04/01/37	75	94,321

		5,361,843
PIPELINES — 0.73%
TransCanada PipeLines Ltd.
2.50%, 08/01/22	57	55,995
3.80%, 10/01/20	117	122,342
4.63%, 03/01/34 (Call 12/01/33)	100	106,003

Security	Principal (000s)	Value
4.88%, 01/15/26 (Call 10/15/25)[a]	$125	$138,977
6.10%, 06/01/40	112	138,524
6.50%, 08/15/18	24	25,632
7.63%, 01/15/39	140	200,493

		787,966
REAL ESTATE INVESTMENT TRUSTS — 0.76%
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	112	121,471
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	45	45,347
2.50%, 07/15/21 (Call 04/15/21)	150	149,862
3.30%, 01/15/26 (Call 10/15/25)[a]	100	99,053
3.38%, 03/15/22 (Call 12/15/21)	100	103,241
3.50%, 09/01/25 (Call 06/01/25)	153	154,372
4.25%, 11/30/46 (Call 05/30/46)	100	97,853
5.65%, 02/01/20 (Call 11/01/19)	50	54,684

		825,883
RETAIL — 4.02%
Costco Wholesale Corp.
1.70%, 12/15/19	112	112,152
1.75%, 02/15/20	57	56,743
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	57	57,467
2.25%, 09/10/18 (Call 08/10/18)	34	34,416
2.63%, 06/01/22 (Call 05/01/22)	200	201,470
2.70%, 04/01/23 (Call 01/01/23)[a]	50	49,867
3.00%, 04/01/26 (Call 01/01/26)[a]	50	49,530

58

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
3.50%, 09/15/56 (Call 03/15/56)	$50	$42,929
3.75%, 02/15/24 (Call 11/15/23)	100	105,254
4.20%, 04/01/43 (Call 10/01/42)	79	81,066
4.25%, 04/01/46 (Call 10/01/45)	245	252,668
4.88%, 02/15/44 (Call 08/15/43)	12	13,352
5.88%, 12/16/36	228	284,106
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)[a]	150	141,670
3.12%, 04/15/22 (Call 01/15/22)	57	58,382
3.70%, 04/15/46 (Call 10/15/45)	50	46,056
3.80%, 11/15/21 (Call 08/15/21)	18	19,103
4.65%, 04/15/42 (Call 10/15/41)	151	160,385
5.00%, 09/15/43 (Call 03/15/43)	24	26,707
6.65%, 09/15/37	51	67,253
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)	100	95,002
3.85%, 10/01/23 (Call 07/01/23)	45	48,120
Target Corp.
2.50%, 04/15/26[a]	300	282,450
2.90%, 01/15/22	70	71,511
3.63%, 04/15/46[a]	100	90,231
4.00%, 07/01/42	80	77,486
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	125	114,714
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	189	187,651
3.25%, 10/25/20	75	78,445
3.30%, 04/22/24 (Call 01/22/24)	139	142,629

Security	Principal (000s)	Value
4.30%, 04/22/44 (Call 10/22/43)[a]	$240	$247,759
4.75%, 10/02/43 (Call 04/02/43)[a]	87	95,361
5.63%, 04/15/41	200	244,316
5.80%, 02/15/18	356	372,775
6.20%, 04/15/38	50	64,688
6.50%, 08/15/37	200	265,918

		4,339,632
SEMICONDUCTORS — 1.67%
Applied Materials Inc.
4.30%, 06/15/21	100	107,455
5.85%, 06/15/41	34	41,325
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	50	47,949
3.30%, 10/01/21	400	416,224
3.70%, 07/29/25 (Call 04/29/25)	100	104,469
4.00%, 12/15/32	75	77,484
4.10%, 05/19/46 (Call 11/19/45)	100	98,813
4.25%, 12/15/42	40	40,488
4.90%, 07/29/45 (Call 01/29/45)	95	105,684
QUALCOMM Inc.
1.40%, 05/18/18	46	45,904
2.25%, 05/20/20	29	29,055
3.00%, 05/20/22	98	98,542
3.45%, 05/20/25 (Call 02/20/25)	267	267,326
4.80%, 05/20/45 (Call 11/20/44)[a]	113	115,847
Texas Instruments Inc.
1.65%, 08/03/19	145	144,764
Xilinx Inc.
2.13%, 03/15/19	67	67,142

		1,808,471
SOFTWARE — 4.83%
Microsoft Corp.
1.10%, 08/08/19[a]	100	98,569
1.55%, 08/08/21 (Call 07/08/21)	225	217,732

59

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
1.63%, 12/06/18	$24	$24,107
2.00%, 11/03/20 (Call 10/03/20)	300	299,679
2.00%, 08/08/23 (Call 06/08/23)	50	47,586
2.38%, 02/12/22 (Call 01/12/22)	300	299,673
2.40%, 08/08/26 (Call 05/08/26)	100	93,192
2.65%, 11/03/22 (Call 09/03/22)	100	100,095
3.00%, 10/01/20	189	195,430
3.45%, 08/08/36 (Call 02/08/36)	100	92,839
3.50%, 02/12/35 (Call 08/12/34)	400	377,240
3.70%, 08/08/46 (Call 02/08/46)	325	297,996
3.75%, 02/12/45 (Call 08/12/44)	50	46,611
3.95%, 08/08/56 (Call 02/08/56)	150	137,974
4.00%, 02/12/55 (Call 08/12/54)	25	23,137
4.20%, 11/03/35 (Call 05/03/35)	97	99,906
4.45%, 11/03/45 (Call 05/03/45)	150	155,691
4.75%, 11/03/55 (Call 05/03/55)	25	26,395
4.88%, 12/15/43 (Call 06/15/43)	45	49,480
5.30%, 02/08/41	62	72,173
Oracle Corp.
2.25%, 10/08/19[a]	222	224,753
2.38%, 01/15/19	184	186,789
2.50%, 05/15/22 (Call 03/15/22)	150	149,040
2.65%, 07/15/26 (Call 04/15/26)	550	517,874
3.25%, 05/15/30 (Call 02/15/30)[a]	150	144,619
3.40%, 07/08/24 (Call 04/08/24)	50	50,682

Security	Principal (000s)	Value
3.63%, 07/15/23	$112	$116,777
3.85%, 07/15/36 (Call 01/15/36)	200	193,028
3.90%, 05/15/35 (Call 11/15/34)	89	86,551
4.00%, 07/15/46 (Call 01/15/46)	50	47,113
4.13%, 05/15/45 (Call 11/15/44)	50	47,998
4.30%, 07/08/34 (Call 01/08/34)	167	171,340
4.38%, 05/15/55 (Call 11/15/54)	12	11,614
5.00%, 07/08/19	112	120,749
5.38%, 07/15/40	245	280,040
5.75%, 04/15/18[a]	104	109,435

		5,213,907
TELECOMMUNICATIONS — 1.64%
America Movil SAB de CV
4.38%, 07/16/42[a]	194	180,288
5.00%, 03/30/20	100	106,639
6.38%, 03/01/35[a]	50	58,068
Cisco Systems Inc.
1.40%, 02/28/18	250	250,400
1.85%, 09/20/21 (Call 08/20/21)	100	97,732
2.13%, 03/01/19	45	45,453
2.20%, 02/28/21	50	49,858
2.60%, 02/28/23	50	49,669
3.63%, 03/04/24	89	92,825
4.45%, 01/15/20	167	179,066
4.95%, 02/15/19	367	391,222
5.50%, 01/15/40	223	271,826

		1,773,046
TRANSPORTATION — 1.65%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	100	101,315
3.75%, 04/01/24 (Call 01/01/24)	150	157,447
3.85%, 09/01/23 (Call 06/01/23)	175	185,299
3.90%, 08/01/46 (Call 02/01/46)[a]	100	96,960

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2017

Security	Principal or Shares (000s)	Value
4.55%, 09/01/44 (Call 03/01/44)	90	$95,616
5.15%, 09/01/43 (Call 03/01/43)	225	257,911
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)[a]	100	87,625
5.55%, 03/01/19	57	61,212
Union Pacific Corp.
4.05%, 03/01/46 (Call 09/01/45)[a]	250	251,458
4.16%, 07/15/22 (Call 04/15/22)	63	67,693
United Parcel Service Inc.
2.45%, 10/01/22	122	121,660
3.13%, 01/15/21	12	12,394
4.88%, 11/15/40 (Call 05/15/40)	79	89,754
5.13%, 04/01/19	112	120,085
6.20%, 01/15/38	57	75,203

		1,781,632
WATER — 0.17%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	112	114,231
6.59%, 10/15/37	50	66,626

		180,857

TOTAL CORPORATE BONDS & NOTES (Cost: $107,987,131)		106,309,157

SHORT-TERM INVESTMENTS — 10.06%

MONEY MARKET FUNDS — 10.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	10,264	10,266,746
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	598	597,674

		10,864,420

Value
TOTAL SHORT-TERM INVESTMENTS (Cost: $10,861,968)	$10,864,420

TOTAL INVESTMENTS IN SECURITIES — 108.46% (Cost: $118,849,099)[f]	117,173,577
Other Assets, Less Liabilities — (8.46)%	(9,140,363)

NET ASSETS — 100.00%	$108,033,214

VRN	— Variable Rate Note

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $118,849,099. Net unrealized depreciation was $1,675,522, of which $352,411 represented gross unrealized appreciation on securities and $2,027,933 represented gross unrealized depreciation on securities.

61

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.60%, 06/01/18	$242	$—	$—	$242	$241,826	$1,007	$—
1.95%, 03/04/19	250	—	—	250	250,652	911	—
2.15%, 04/29/21	250	—	—	250	246,647	1,271	—
4.20%, 11/01/25	242	250	—	492	520,482	3,840	—
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20	117	—	—	117	126,624	655	—

					$1,386,231	$7,684	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$106,309,157	$—	$106,309,157
Money market funds	10,864,420	—	—	10,864,420

Total	$10,864,420	$106,309,157	$—	$117,173,577

62

Schedule of Investments (Unaudited)

iSHARES® CMBS ETF

January 31, 2017

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 59.80%

MORTGAGE-BACKED SECURITIES — 59.80%
CFCRE Commercial Mortgage Trust
Series 2011-C2, Class A2
3.06%, 12/15/47	$4	$3,581
Series 2016-C3, Class A3
3.87%, 01/10/48	500	523,405
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A4
3.02%, 09/10/45	300	307,074
Series 2013-GC11, Class A3
2.82%, 04/10/46	859	864,575
Series 2013-GC11, Class AS
3.42%, 04/10/46	100	102,292
Series 2013-GC15, Class A4
4.37%, 09/10/46[a]	750	817,515
Series 2014-GC19, Class A4
4.02%, 03/10/47	500	530,835
Series 2014-GC21, Class A5
3.86%, 05/10/47	500	525,170
Series 2014-GC23
2.85%, 07/10/47	241	245,134
Series 2014-GC23, Class A4
3.62%, 07/10/47	750	780,780
Series 2014-GC23, Class AS
3.86%, 07/10/47	250	258,078
Series 2014-GC23, Class C
4.45%, 07/10/47[a]	250	248,512
Series 2014-GC25, Class AS
4.02%, 10/10/47	750	780,795
Series 2014-GC25, Class B
4.35%, 10/10/47[a]	100	104,727
Series 2015-GC27
3.14%, 02/10/48	750	750,810
Series 2015-GC27, Class AS
3.57%, 02/10/48	250	251,518
Series 2015-GC29, Class A2
2.67%, 04/10/48	500	508,045
Series 2015-GC29, Class C
4.15%, 04/10/48[a]	250	243,060

Security	Principal (000s)	Value
Series 2015-GC31, Class A4
3.76%, 06/10/48	$750	$782,453
Series 2015-GC33, Class A4
3.78%, 09/10/58	500	521,575
Series 2015-GC35, Class AAB
3.61%, 11/10/48	500	522,670
Series 2015-P1
3.72%, 09/15/48	750	781,650
Series 2016-C1, Class A4
3.21%, 05/10/49	650	648,323
Series 2016-GC37, Class A4
3.31%, 04/10/49	1,000	1,004,860
Series 2016-P3, Class A2
2.74%, 04/15/49	750	762,788
Series 2016-P5
2.94%, 10/10/49	1,000	974,080
COMM Mortgage Trust
Series 2012-CR1, Class A3
3.39%, 05/15/45	250	260,790
Series 2012-CR5, Class A4
2.77%, 12/10/45	600	603,108
Series 2012-LC4, Class AM
4.06%, 12/10/44	125	132,400
Series 2012-LC4, Class C
5.63%, 12/10/44[a]	200	212,864
Series 2013-CR06, Class ASB
2.62%, 03/10/46	500	505,005
Series 2013-CR08, Class A2
2.37%, 06/10/46	500	504,320
Series 2013-CR08, Class A5
3.61%, 06/10/46[a]	500	522,385
Series 2013-CR09, Class A4
4.23%, 07/10/45[a]	700	758,450
Series 2013-CR10, Class A2
2.97%, 08/10/46	150	152,543
Series 2013-CR11, Class AM
4.72%, 10/10/46[a]	250	272,760
Series 2013-CR12, Class A2
2.90%, 10/10/46	750	763,635
Series 2013-CR12, Class A3
3.77%, 10/10/46	800	843,320
Series 2013-CR12, Class A4
4.05%, 10/10/46	800	855,016

63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2017

Security	Principal (000s)	Value
Series 2013-CR13, Class A2
3.04%, 12/10/18	$500	$510,915
Series 2013-LC6, Class AM
3.28%, 01/10/46	100	101,859
Series 2013-LC6, Class ASB
2.48%, 01/10/46	300	301,764
Series 2013-LC6, Class B
3.74%, 01/10/46	430	441,382
Series 2014-CR15, Class A2
2.93%, 02/10/47	785	801,069
Series 2014-CR15, Class A4
4.07%, 02/10/47[a]	400	425,892
Series 2014-CR16, Class A4
4.05%, 04/10/47	500	533,195
Series 2014-CR16, Class ASB
3.65%, 04/10/47	215	226,507
Series 2014-CR17, Class A5
3.98%, 05/10/47	450	477,576
Series 2014-CR17, Class B
4.38%, 05/10/47	292	306,720
Series 2014-CR18, Class AM
4.10%, 07/15/47	300	315,318
Series 2014-CR19, Class A5
3.80%, 08/10/47	438	459,455
Series 2014-CR19, Class B
4.70%, 08/10/47[a]	650	694,817
Series 2014-CR20, Class A1
1.32%, 11/10/47	631	627,152
Series 2014-CR20, Class AM
3.94%, 11/10/47	250	258,900
Series 2014-LC15, Class A4
4.01%, 04/10/47	500	529,830
Series 2014-LC17, Class A5
3.92%, 10/10/47	675	712,928
Series 2014-UBS2, Class A2
2.82%, 03/10/47	350	356,118
Series 2014-UBS2, Class A5
3.96%, 03/10/47	250	263,048
Series 2014-UBS3, Class A4
3.82%, 06/10/47	750	782,678
Series 2014-UBS3, Class C
4.78%, 06/10/47[a]	150	149,307
Series 2014-UBS4, Class A2
2.96%, 08/10/47	300	307,620

Security	Principal (000s)	Value
Series 2014-UBS4, Class A4
3.42%, 08/10/47	$250	$256,610
Series 2014-UBS4, Class A5
3.69%, 08/10/47	500	516,765
Series 2014-UBS4, Class AM
3.97%, 08/10/47	500	513,995
Series 2014-UBS4, Class B
4.35%, 08/10/47	250	259,140
Series 2014-UBS5, Class A1
1.37%, 09/10/47	79	78,664
Series 2014-UBS5, Class A4
3.84%, 09/10/47 (Call 09/06/24)	665	695,397
Series 2014-UBS6, Class A5
3.64%, 12/10/47	500	516,495
Series 2015-CR22, Class A5
3.31%, 03/10/48	500	505,740
Series 2015-CR22, Class AM
3.60%, 03/10/48[a]	200	202,100
Series 2015-CR22, Class C
4.13%, 03/10/48[a]	300	293,661
Series 2015-CR23, Class A4
3.50%, 05/10/48	500	512,385
Series 2015-CR24, Class B
4.37%, 08/10/48[a]	250	263,930
Series 2015-CR24, Class D
3.46%, 08/10/48[a]	200	156,208
Series 2015-CR25, Class A4
3.76%, 08/10/48	750	781,553
Series 2015-CR25, Class B
4.55%, 08/10/48[a]	300	319,800
Series 2015-CR26, Class A4
3.63%, 10/10/48	898	925,631
Series 2015-DC1, Class A5
3.35%, 02/10/48	750	757,852
Series 2015-DC1, Class ASB
3.14%, 02/10/48	400	412,084
Series 2015-DC1, Class B
4.04%, 02/10/48[a]	500	510,345
Series 2015-DC1, Class C
4.35%, 02/10/48[a]	250	248,705
Series 2015-LC21, Class A2
2.98%, 07/10/48	580	594,680
Series 2015-LC21, Class A4
3.71%, 07/10/48	500	518,930

64

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2017

Security	Principal (000s)	Value
Series 2015-PC1, Class A2
3.15%, 07/10/50	$155	$159,648
Series 2015-PC1, Class A5
3.90%, 07/10/50	850	889,831
Series 2016-DC2, Class A5
3.77%, 02/10/49	1,000	1,039,710
Series 2016-DC2, Class AM
4.24%, 02/10/49	750	787,455
Series 2016-DC2, Class C
4.64%, 02/10/49[a]	250	246,542
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class A3
2.82%, 10/15/45	150	151,701
Series 2014-CR14, Class A2
3.15%, 02/10/47	395	403,856
Series 2014-CR14, Class A4
4.24%, 02/10/47[a]	425	458,184
Series 2014-CR14, Class C
4.75%, 02/10/47[a]	200	207,742
Series 2016-CR28, Class A4
3.76%, 02/10/49	1,000	1,040,520
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4
3.51%, 04/15/50	500	516,035
Series 2015-C2, Class A4
3.50%, 06/15/57	500	512,125
Series 2015-C2, Class AS
3.85%, 06/15/57[a]	200	204,964
Series 2015-C3, Class A4
3.72%, 08/15/48	650	675,812
Series 2015-C4, Class D
3.59%, 11/15/48[a]	250	217,720
Series 2016-C5, Class C
4.54%, 11/15/48[a]	750	752,970
Series 2016-C6, Class C
1.00%, 01/15/49	350	364,865
DBJPM Mortgage Trust
Series 2016-C1, Class A1
1.68%, 05/10/49	285	283,326
Series 2016-C1, Class A4
3.28%, 05/10/49	1,000	1,004,170
Series 2016-C1, Class ASB
3.04%, 05/10/49	500	502,675

Security	Principal (000s)	Value
Series 2016-C1, Class B
4.20%, 05/10/49	$500	$525,185
Series 2016-C1, Class C
1.00%, 05/10/49	468	440,790
Series 2016-C3, Class A5
2.89%, 09/10/49	1,000	977,250
GS Mortgage Securities Corp. II
Series 2012-GC6, Class A3
3.48%, 01/10/45	996	1,040,600
Series 2012-GCJ7, Class A4
3.38%, 05/10/45	700	728,490
Series 2013-GC10, Class A5
2.94%, 02/10/46	400	404,412
Series 2015-GC30, Class AAB
3.12%, 05/10/50	462	474,816
GS Mortgage Securities Trust
Series 2012-GCJ9, Class AS
3.12%, 11/10/45	150	151,107
GS Mortgage Securities Trust
Series 2011-GC5, Class A3
3.82%, 08/10/44	100	103,402
Series 2012-GC6, Class AAB
3.31%, 01/10/45	148	151,510
Series 2012-GCJ7, Class AS
4.09%, 05/10/45	100	106,039
Series 2013-GC12, Class AS
3.38%, 06/10/46	300	303,996
Series 2013-GC12, Class B
3.78%, 06/10/46[a]	115	117,490
Series 2013-GC14, Class A5
4.24%, 08/10/46	550	595,336
Series 2013-GC16, Class A4
4.27%, 11/10/46	500	541,330
Series 2013-GC16, Class AS
4.65%, 11/10/46	150	163,236
Series 2013-GC16, Class C
5.32%, 11/10/46[a]	100	106,867
Series 2014-GC18, Class A4
4.07%, 01/10/47	300	319,872
Series 2014-GC20, Class A3
3.68%, 04/10/47	610	639,201
Series 2014-GC20, Class A5
4.00%, 04/10/47	400	424,552

65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2017

Security	Principal (000s)	Value
Series 2014-GC20, Class B
4.53%, 04/10/47[a]	$250	$258,205
Series 2014-GC20, Class C
4.87%, 04/10/47[a]	500	478,095
Series 2014-GC22, Class AS
4.11%, 06/10/47	250	262,702
Series 2014-GC24, Class AAB
3.65%, 09/10/47	600	632,208
Series 2014-GC26, Class A2
2.90%, 11/10/47	500	511,265
Series 2014-GC26, Class A5
3.63%, 11/10/47	750	777,563
Series 2015-GC30, Class AS
3.78%, 05/10/50 (Call 05/06/25)[a]	500	509,765
Series 2015-GC32, Class A2
3.06%, 07/10/48	750	771,817
Series 2015-GC32, Class A3
3.50%, 07/10/48	600	614,358
Series 2015-GG28, Class A5
3.40%, 02/10/48	1,000	1,018,080
Series 2015-GS1, Class D
3.27%, 11/10/48	415	323,607
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class AS
4.02%, 07/15/45[a]	500	528,160
Series 2013-C12, Class D
4.09%, 07/15/45[a]	50	44,882
Series 2013-C14
4.56%, 08/15/46[a]	500	538,610
Series 2013-C14, Class AS
4.41%, 08/15/46[a]	150	161,444
Series 2013-C15, Class A2
2.98%, 11/15/45	297	301,996
Series 2013-C15, Class A5
4.13%, 11/15/45	500	538,810
Series 2013-C15, Class B
4.93%, 11/15/45[a]	200	217,846
Series 2013-C15, Class C
5.05%, 11/15/45[a]	110	116,718
Series 2013-C17, Class A4
4.20%, 01/15/47	490	526,480
Series 2013-C17, Class C
4.89%, 01/15/47[a]	100	102,834

Security	Principal (000s)	Value
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	$400	$426,716
Series 2014-C18, Class AS
4.44%, 02/15/47 (Call 02/11/24)[a]	200	213,586
Series 2014-C18, Class ASB
3.57%, 02/15/47	500	523,755
Series 2014-C18, Class B
4.81%, 02/15/47 (Call 02/11/24)[a]	225	242,800
Series 2014-C19, Class A2
3.05%, 04/15/47	300	306,975
Series 2014-C19, Class C
4.67%, 04/15/47[a]	200	203,654
Series 2014-C21, Class A5
3.77%, 08/15/47	500	523,925
Series 2014-C21, Class ASB
3.43%, 08/15/47	400	417,320
Series 2014-C22, Class A4
3.80%, 09/15/47 (Call 07/15/24)	750	782,212
Series 2014-C22, Class C
4.56%, 09/15/47 (Call 08/15/24)[a]	200	202,840
Series 2014-C23, Class A5
3.93%, 09/15/47 (Call 09/15/24)	900	954,792
Series 2014-C23, Class ASB
3.66%, 09/15/47 (Call 07/15/24)	350	369,110
Series 2015-C27, Class A1
1.41%, 02/15/48 (Call 12/15/19)	350	347,921
Series 2015-C27, Class A2
2.73%, 02/15/48 (Call 01/15/20)	500	508,680
Series 2015-C27, Class AS
3.63%, 02/15/48	500	506,365
Series 2015-C28, Class A3
2.91%, 10/15/48	750	740,078
Series 2015-C28, Class A4
3.23%, 10/15/48	750	753,705
Series 2015-C28, Class ASB
3.04%, 10/15/48	500	508,230
Series 2015-C29, Class B
4.12%, 05/15/48 (Call 05/15/25)[a]	250	257,647
Series 2015-C31, Class A3
3.80%, 08/15/48	840	877,498
Series 2015-C32, Class A2
2.82%, 11/15/48	500	509,805
Series 2015-C32, Class ASB
3.36%, 11/15/48	750	774,172

66

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2017

Security	Principal (000s)	Value
Series 2016-C1, Class A5
3.58%, 03/15/49	$1,000	$1,031,740
Series 2016-C1, Class ASB
3.32%, 03/15/49	1,000	1,025,110
Series 2016-C1, Class B
4.75%, 03/15/49 [a]	450	488,929
JPMDB Commercial Mortgage Securities Trust
Series 16-C4, Class A3
3.14%, 12/15/49	1,500	1,491,945
JPMorgan Chase Commercial Mortgage Securities Trust
Series 16-JP4, Class A4
1.00%, 12/15/49’’,a	590	608,845
Series 2011-C5, Class A3
4.17%, 08/15/46	422	452,702
Series 2012-C6, Class A3
3.51%, 05/15/45	299	312,683
Series 2012-C8, Class A3
2.83%, 10/15/45	250	253,165
Series 2012-C8, Class ASB
2.38%, 10/15/45	275	276,320
Series 2012-LC9, Class A3
2.48%, 12/15/47	200	201,280
Series 2012-LC9, Class A5
2.84%, 12/15/47	500	503,215
Series 2013-C10, Class A5
3.14%, 12/15/47	600	611,796
Series 2013-C10, Class AS
3.37%, 12/15/47	100	101,846
Series 2013-C10, Class ASB
2.70%, 12/15/47	100	101,257
Series 2013-C10, Class B
3.67%, 12/15/47[a]	100	101,125
Series 2013-C10, Class C
4.15%, 12/15/47[a]	200	199,236
Series 2013-C13, Class A4
3.99%, 01/15/46[a]	250	267,490
Series 2013-LC11, Class A5
2.96%, 04/15/46	500	504,495
Series 2013-LC11, Class C
3.96%, 04/15/46[a]	100	96,957
Series 2014-C20, Class A5
3.80%, 07/15/47	500	523,690

Security	Principal (000s)	Value
Series 2014-C20, Class B
4.40%, 07/15/47 (Call 06/11/24)[a]	$100	$105,143
Series 2015-JP1, Class A2
3.14%, 01/15/49	600	618,846
Series 2015-JP1, Class A5
3.91%, 01/15/49	800	842,264
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A3
2.51%, 11/15/45	623	629,124
Series 2012-C6, Class A4
2.86%, 11/15/45	300	305,424
Series 2012-C6, Class AS
3.48%, 11/15/45	500	513,265
Series 2013-C07, Class AAB
2.47%, 02/15/46	150	151,040
Series 2013-C07, Class AS
3.21%, 02/15/46 (Call 01/11/23)	121	122,483
Series 2013-C07, Class B
3.77%, 02/15/46 (Call 01/11/23)	200	204,620
Series 2013-C09, Class A4
3.10%, 05/15/46	500	508,045
Series 2013-C09, Class AAB
2.66%, 05/15/46	300	303,219
Series 2013-C10, Class A4
4.08%, 07/15/46[a]	250	268,835
Series 2013-C10, Class ASB
3.91%, 07/15/46[a]	250	263,795
Series 2013-C11, Class A3
3.96%, 08/15/46	500	532,580
Series 2013-C13, Class A4
4.04%, 11/15/46	600	639,372
Series 2013-C13, Class ASB
3.56%, 11/15/46	800	838,824
Series 2013-C13, Class C
4.89%, 11/15/46[a]	230	241,870
Series 2013-C8, Class B
3.56%, 12/15/48[a]	200	203,604
Series 2014-C14, Class A3
3.67%, 02/15/47	250	261,400
Series 2014-C14, Class AS
4.38%, 02/15/47[a]	200	212,818
Series 2014-C14, Class B
4.64%, 02/15/47[a]	200	215,060

67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2017

Security	Principal (000s)	Value
Series 2014-C15, Class ASB
3.65%, 04/15/47	$250	$263,402
Series 2014-C16, Class A5
3.89%, 06/15/47	500	527,735
Series 2014-C17, Class A5
3.74%, 08/15/47 (Call 07/11/24)	750	783,015
Series 2014-C19, Class A2
3.10%, 12/15/47	715	735,528
Series 2014-C19, Class A4
3.53%, 12/15/47	500	516,325
Series 2015-C20, Class A4
3.25%, 02/15/48	800	806,544
Series 2015-C20, Class AS
3.61%, 02/15/48	500	504,170
Series 2015-C21, Class A4
3.34%, 03/15/48	800	810,616
Series 2015-C22, Class C
4.24%, 04/15/48[a]	250	244,037
Series 2015-C23, Class A3
3.45%, 07/15/50	750	766,028
Series 2015-C24, Class A3
3.48%, 05/15/48	375	383,895
Series 2015-C24, Class A4
3.73%, 05/15/48	950	991,496
Series 2015-C25, Class A5
3.64%, 10/15/48	750	776,707
Series 2015-C25, Class ASB
3.38%, 10/15/48	500	516,725
Series 2015-C27, Class A1
1.98%, 12/15/47	1,076	1,078,050
Series 2016-C29, Class A4
3.33%, 05/15/49	1,000	1,010,250
Series 2016-C30, Class A5
2.86%, 09/15/49	500	483,880
Morgan Stanley Capital I Trust
Series 16-BNK2, Class A4
3.05%, 11/15/49	1,250	1,239,487
Series 2011-C3, Class A4
4.12%, 07/15/49	715	765,929
Series 2012-C4, Class A4
3.24%, 03/15/45	700	724,549
Series 2015-MS1, Class A4
3.78%, 05/15/48[a]	500	520,465

Security	Principal (000s)	Value
Series 2015-UBS8, Class A
4.11%, 12/15/48	$250	$261,443
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class A4
3.06%, 10/10/48	1,000	980,340
UBS Commercial Mortgage Trust
Series 2012-C1, Class B
4.82%, 05/10/45	150	164,136
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/63	1,000	1,046,880
Series 2012-C3, Class A4
3.09%, 08/10/49	650	665,145
Series 2012-C4, Class A5
2.85%, 12/10/45	250	252,292
Series 2012-C4, Class AAB
2.46%, 12/10/45	326	328,165
Series 2013-C5, Class A4
3.18%, 03/10/46	890	909,651
Series 2013-C6, Class A4
3.24%, 04/10/46	677	693,796
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class A3
3.60%, 01/10/45	405	424,404
Series 2011-C1, Class AAB
3.19%, 01/10/45	236	241,935
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A3
2.92%, 10/15/45	1,260	1,281,987
Series 2012-LC5, Class AS
3.54%, 10/15/45	200	204,986
Series 2012-LC5, Class B
4.14%, 10/15/45	300	312,468
Series 2013-LC12, Class A4
4.22%, 07/15/46[a]	650	702,370
Series 2013-LC12, Class AS
4.30%, 07/15/46[a]	473	506,101
Series 2013-LC12, Class C
4.30%, 07/15/46[a]	100	98,550
Series 2014-LC16, Class A2
2.82%, 08/15/50	250	254,965

68

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2017

Security	Principal (000s)	Value
Series 2015-C26, Class A4
3.17%, 02/15/48	$900	$900,306
Series 2015-C27, Class B
4.14%, 02/15/48[a]	330	340,431
Series 2015-C28, Class A4
3.54%, 05/15/48	500	512,945
Series 2015-C28, Class AS
3.87%, 05/15/48[a]	250	255,915
Series 2015-C30, Class A4
3.66%, 09/15/58	817	847,838
Series 2015-C31, Class A4
3.70%, 11/15/48	500	515,735
Series 2015-C31, Class C
4.61%, 11/15/48 (Call 11/11/25)[a]	450	456,313
Series 2015-NXS2, Class A5
3.77%, 07/15/58[a]	750	782,190
Series 2015-SG1, Class D
4.62%, 12/15/47[a]	200	166,740
Series 2016-C34, Class A4
3.10%, 06/15/49	1,000	987,740
Series 2016-C34, Class AS
3.48%, 06/15/49	850	845,495
WFRBS Commercial Mortgage Trust
Series 2012-C06, Class AS
3.84%, 04/15/45	145	152,066
Series 2012-C07, Class A2
3.43%, 06/15/45	500	521,650
Series 2012-C08, Class A3
3.00%, 08/15/45	360	367,776
Series 2012-C09, Class A3
2.87%, 11/15/45	200	202,816
Series 2012-C09, Class C
4.54%, 11/15/45[a]	150	152,199
Series 2012-C10, Class A3
2.88%, 12/15/45	200	202,298
Series 2012-C8, Class ASB
2.56%, 08/15/45	400	403,928
Series 2013-C11, Class A4
3.04%, 03/15/45	825	841,814
Series 2013-C13, Class C
3.91%, 05/15/45	110	107,191
Series 2013-C18, Class A3
3.65%, 12/15/46	500	525,060

Security	Principal (000s)	Value
Series 2013-C18, Class A4
3.90%, 12/15/46	$600	$635,622
Series 2013-UBS1, Class A4
4.08%, 03/15/46[a]	800	854,776
Series 2014-C19, Class A4
3.83%, 03/15/47	300	316,656
Series 2014-C19, Class B
4.72%, 03/15/47 (Call 03/01/24)[a]	300	320,550
Series 2014-C20 Class A5
4.00%, 05/15/47	200	212,948
Series 2014-C20, Class ASB
3.64%, 05/15/47	375	394,695
Series 2014-C22, Class A3
3.53%, 09/15/57	150	155,447
Series 2014-C22, Class A4
3.49%, 09/15/57	900	924,894
Series 2014-C22, Class A5
3.75%, 09/15/57	400	417,700
Series 2014-C22, Class AS
4.07%, 09/15/57[a]	200	209,556
Series 2014-C24, Class A2
2.86%, 11/15/47	500	510,535
Series 2014-C24, Class A5
3.61%, 11/15/47	100	103,548
Series 2014-C24, Class C
4.29%, 11/15/47[a]	100	96,164
Series 2014-LC14, Class ASB
3.52%, 03/15/47	150	157,041

		134,890,666

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $134,925,364)		134,890,666

U.S. GOVERNMENT AGENCY OBLIGATIONS — 39.22%

MORTGAGE-BACKED SECURITIES — 39.22%
Federal National Mortgage Association
2.10%, 07/25/28	998	965,944
Series 2010-M1, Class A2
4.45%, 09/25/19	185	196,132

69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2017

Security	Principal (000s)	Value
Series 2010-M3, Class A3
4.33%, 03/25/20[a]	$320	$340,006
Series 2010-M4, Class A3
3.82%, 06/25/20	211	221,873
Series 2011-M1, Class A3
3.76%, 06/25/21	845	894,247
Series 2011-M4, Class A2
3.73%, 06/25/21	1,500	1,585,455
Series 2011-M5, Class A2
2.94%, 07/25/21	400	410,864
Series 2011-M7, Class A2
2.58%, 09/25/18	342	344,052
Series 2012-M01, Class A2
2.73%, 10/25/21	1,000	1,008,590
Series 2012-M02, Class A2
2.72%, 02/25/22	500	506,650
Series 2012-M05, Class A2
2.72%, 02/25/22	375	381,300
Series 2012-M08, Class A2
2.35%, 05/25/22	400	397,192
Series 2012-M17, Class A2
2.18%, 11/25/22	400	391,568
Series 2012-M9, Class A2
2.48%, 04/25/22	1,000	1,000,400
Series 2013-M06, Class 1AC
3.97%, 02/25/43[a]	300	309,247
Series 2013-M07, Class A2
2.28%, 12/27/22	907	895,771
Series 2013-M12, Class APT
2.39%, 03/25/23[a]	801	801,582
Series 2013-M14, Class A2
3.33%, 10/25/23[a]	1,500	1,563,375
Series 2013-M14, Class APT
2.51%, 04/25/23[a]	461	461,490
Series 2013-M4, Class ATS2
2.61%, 03/25/22[a]	247	248,331
Series 2013-M6, Class 1A2
3.50%, 02/25/43[a]	300	303,729
Series 2014-M03, Class A2
3.47%, 01/25/24[a]	250	261,970
Series 2014-M06, Class A2
2.68%, 05/25/21[a]	1,000	1,013,190
Series 2014-M09, Class A2
3.10%, 07/25/24[a]	500	509,535

Security	Principal (000s)	Value
Series 2014-M10, Class ASQ2
2.17%, 09/25/19[a]	$750	$757,635
Series 2014-M11, Class 1A
3.12%, 08/25/24[a]	984	1,011,385
Series 2014-M11, Class 2A
3.31%, 08/25/26[a]	727	748,418
Series 2014-M13, Class A2
3.02%, 08/25/24[a]	200	202,428
Series 2014-M4, Class A2
3.35%, 03/25/24[a]	700	725,067
Series 2015-M01, Class A2
2.53%, 09/25/24	750	736,658
Series 2015-M02, Class A
2.62%, 12/25/24	478	472,678
Series 2015-M04, Class AV2
2.51%, 07/25/22[a]	1,000	1,004,610
Series 2015-M07, Class A2
2.59%, 12/25/24	500	492,375
Series 2015-M08, Class A2
2.90%, 01/25/25[a]	1,250	1,257,187
Series 2015-M11, Class A1
2.10%, 04/25/25	188	186,360
Series 2015-M11, Class A2
2.83%, 04/25/25[a]	800	802,104
Series 2015-M3, Class A1
2.30%, 10/25/24	131	131,063
Series 2016-M1, Class A1
2.43%, 01/25/26	243	242,642
Series 2016-M3, Class ASQ2
2.26%, 02/25/23	376	372,229
Series 2016-M9, Class A2
2.29%, 06/25/26	2,000	1,894,960
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5
5.09%, 03/25/19	1,064	1,125,297
Series K006, Class A2
4.25%, 01/25/20	586	623,914
Series K007, Class A2
4.22%, 03/25/20	950	1,012,225
Series K008, Class A2
3.53%, 06/25/20	510	534,763
Series K009, Class A2
3.81%, 08/25/20	1,520	1,605,029

70

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2017

Security	Principal (000s)	Value
Series K010, Class A2
4.33%, 10/25/20[a]	$1,000	$1,078,080
Series K011, Class A1
2.92%, 08/25/20	98	99,564
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[a]	1,000	1,066,950
Series K014, Class A1
2.79%, 10/25/20	131	132,570
Series K015, Class A2
3.23%, 07/25/21	1,000	1,040,050
Series K017, Class A1
1.89%, 12/25/20	540	540,710
Series K017, Class A2
2.87%, 12/25/21	1,025	1,052,081
Series K018, Class A2
2.79%, 01/25/22	405	414,364
Series K019, Class A1
1.46%, 09/25/21	142	140,671
Series K019, Class A2
2.27%, 03/25/22	1,000	997,290
Series K020, Class A2
2.37%, 05/25/22	500	501,220
Series K022, Class A2
2.36%, 07/25/22	700	699,153
Series K023, Class A2
2.31%, 08/25/22	1,000	996,550
Series K025, Class A2
2.68%, 10/25/22	1,175	1,192,743
Series K026, Class A2
2.51%, 11/25/22	1,000	1,005,130
Series K027, Class A2
2.64%, 01/25/23	1,110	1,122,621
Series K028, Class A2
3.11%, 02/25/23	210	217,680
Series K029, Class A2
3.32%, 02/25/23[a]	1,000	1,047,490
Series K030, Class A1
2.78%, 09/25/22	637	650,579
Series K030, Class A2
3.25%, 04/25/23[a]	1,000	1,043,600
Series K031, Class A1
2.78%, 09/25/22	747	762,949
Series K032, Class A1
3.02%, 02/25/23	571	587,643

Security	Principal (000s)	Value
Series K032, Class A2
3.31%, 05/25/23[a]	$180	$188,552
Series K033, Class A2
3.06%, 07/25/23[a]	1,250	1,290,475
Series K034, Class A2
3.53%, 07/25/23[a]	1,000	1,058,490
Series K035, Class A2
3.46%, 08/25/23[a]	500	527,245
Series K036, Class A2
3.53%, 10/25/23[a]	1,650	1,742,812
Series K037, Class A2
3.49%, 01/25/24	1,150	1,212,203
Series K038, Class A1
2.60%, 10/25/23	842	855,697
Series K038, Class A2
3.39%, 03/25/24	1,000	1,046,300
Series K044, Class A2
2.81%, 01/25/25	1,250	1,253,487
Series K045, Class A2
3.02%, 01/25/25	1,000	1,017,030
Series K046, Class A2
3.21%, 03/25/25	1,000	1,028,540
Series K049, Class A2
3.01%, 07/25/25	1,000	1,012,550
Series K050, Class A2
3.33%, 08/25/25[a]	1,050	1,087,905
Series K051, Class A2
3.31%, 09/25/25	1,000	1,033,690
Series K052, Class A1
2.60%, 01/25/25	473	479,635
Series K052, Class A2
3.15%, 11/25/25	2,000	2,042,780
Series K054, Class A2
2.75%, 01/25/26	1,700	1,681,130
Series K055, Class A2
2.67%, 03/25/26	1,250	1,228,175
Series K056, Class A2
2.53%, 05/25/26	1,000	969,000
Series K058, Class A1
2.34%, 09/25/49	1,495	1,475,842
Series K059, Class A2
1.00%, 09/25/26[a]	2,000	2,028,860
Series K152, Class A2
3.08%, 01/25/31	250	245,250

71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2017

Security	Principal (000s)	Value
Series K503, Class A1
1.38%, 01/25/19	$353	$351,096
Series K503, Class A2
2.46%, 08/25/19	250	253,880
Series K504, Class A2
2.57%, 09/25/20[a]	1,200	1,223,160
Series K704, Class A2
2.41%, 08/25/18	984	992,153
Series K705, Class A2
2.30%, 09/25/18	900	909,261
Series K706, Class A2
2.32%, 10/25/18	199	201,280
Series K707, Class A2
2.22%, 12/25/18	315	318,109
Series K708, Class A2
2.13%, 01/25/19	173	175,147
Series K709, Class A2
2.09%, 03/25/19	600	605,100
Series K710, Class A2
1.88%, 05/25/19	2,691	2,702,485
Series K712, Class A2
1.87%, 11/25/19	1,000	1,003,880
Series K714, Class A2
3.03%, 10/25/20[a]	1,200	1,242,060
Series K715, Class A2
2.86%, 01/25/21	1,500	1,545,120
Series K717, Class A2
2.99%, 09/25/21	750	774,630
Series K720, Class A1
2.32%, 11/25/21	959	971,853
Series K720, Class A2
2.72%, 06/25/22	800	813,384
Series K721, Class A1
2.61%, 01/25/22	473	481,639
Series K721, Class A2
3.09%, 08/25/22[a]	1,000	1,033,400
Series KS03, Class A4
3.16%, 05/25/25[a]	1,000	1,014,180

		88,458,673

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost: $89,367,480)		88,458,673

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.33%

MONEY MARKET FUNDS — 0.33%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[b,c]	744	$743,555

		743,555

TOTAL SHORT-TERM INVESTMENTS
(Cost: $743,555)		743,555

TOTAL INVESTMENTS IN SECURITIES — 99.35%
(Cost: $225,036,399)[d]		224,092,894
Other Assets, Less Liabilities — 0.65%		1,471,224

NET ASSETS — 100.00%		$225,564,118

[a]	Variable rate note.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $225,040,505. Net unrealized depreciation was $947,611, of which $1,281,595 represented gross unrealized appreciation on securities and $2,229,206 represented gross unrealized depreciation on securities.

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Collateralized mortgage obligations	$—	$134,890,666	$—	$134,890,666
U.S. government agency obligations	—	88,458,673	—	88,458,673
Money market funds	743,555	—	—	743,555

Total	$743,555	$223,349,339	$—	$224,092,894

73

Schedule of Investments (Unaudited)

iSHARES® CONVERTIBLE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
CONVERTIBLE BONDS — 99.04%

AEROSPACE & DEFENSE — 0.16%
Aerojet Rocketdyne Holdings Inc.
2.25%, 12/15/23[a]	$25	$24,798

		24,798
AGRICULTURE — 0.19%
Vector Group Ltd.
1.75%, 04/15/20[b]	25	28,625

		28,625
APPAREL — 0.32%
Iconix Brand Group Inc.
1.50%, 03/15/18	50	47,815

		47,815
AUTO MANUFACTURERS — 2.22%
Navistar International Corp.
4.75%, 04/15/19	50	48,750
Tesla Inc.
0.25%, 03/01/19	50	48,345
1.25%, 03/01/21	250	236,250

		333,345
BIOTECHNOLOGY — 5.83%
Acorda Therapeutics Inc.
1.75%, 06/15/21	75	58,598
Aegerion Pharmaceuticals Inc.
2.00%, 08/15/19	50	39,000
BioMarin Pharmaceutical Inc.
1.50%, 10/15/20	75	90,562
Emergent BioSolutions Inc.
2.88%, 01/15/21	25	30,595
Illumina Inc.
0.00%, 06/15/19	75	74,625
0.50%, 06/15/21	75	76,687
Incyte Corp.
0.38%, 11/15/18	50	118,375
1.25%, 11/15/20	25	60,095
Innoviva Inc.
2.13%, 01/15/23	25	20,783
Intercept Pharmaceuticals Inc.
3.25%, 07/01/23	50	45,875
Ionis Pharmaceuticals Inc.
1.00%, 11/15/21	100	100,250

Security	Principal (000s)	Value
Medicines Co. (The)
2.50%, 01/15/22	$50	$62,750
2.75%, 07/15/23[a]	75	75,607
Novavax Inc.
3.75%, 02/01/23[a]	50	21,940

		875,742
BUILDING MATERIALS — 1.19%
Cemex SAB de CV
3.75%, 03/15/18	150	179,250

		179,250
COMMERCIAL SERVICES — 2.15%
Cardtronics Inc.
1.00%, 12/01/20	50	59,125
Euronet Worldwide Inc.
1.50%, 10/01/44 (Call 10/05/20)	50	57,065
Huron Consulting Group Inc.
1.25%, 10/01/19	50	47,500
Live Nation Entertainment Inc.
2.50%, 05/15/19	50	54,030
Macquarie Infrastructure Corp.
2.00%, 10/01/23	50	48,970
2.88%, 07/15/19	50	55,625

		322,315
COMPUTERS — 1.29%
Brocade Communications Systems Inc.
1.38%, 01/01/20	75	75,600
Electronics For Imaging Inc.
0.75%, 09/01/19	50	52,625
Mentor Graphics Corp.
4.00%, 04/01/31 (Call 03/03/17)	35	64,925

		193,150
DIVERSIFIED FINANCIAL SERVICES — 0.67%
Blackhawk Network Holdings Inc.
1.50%, 01/15/22[a]	50	50,095
Jefferies Group LLC
3.88%, 11/01/29 (Call 11/01/17)	50	50,500

		100,595
ELECTRIC — 0.50%
NRG Yield Inc.
3.25%, 06/01/20[a]	25	24,313
3.50%, 02/01/19[a]	50	50,315

		74,628

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.95%
General Cable Corp.
4.50%, 11/15/29[c]	$75	$61,875
SunPower Corp.
0.75%, 06/01/18	50	44,750
4.00%, 01/15/23	50	36,190

		142,815
ELECTRONICS — 0.71%
TTM Technologies Inc.
1.75%, 12/15/20	25	40,750
Vishay Intertechnology Inc.
2.25%, 11/15/40	50	65,315

		106,065
ENERGY — ALTERNATE SOURCES — 0.43%
SolarCity Corp.
1.63%, 11/01/19	75	64,598

		64,598
ENGINEERING & CONSTRUCTION — 0.36%
Dycom Industries Inc.
0.75%, 09/15/21	50	54,565

		54,565
HEALTH CARE — PRODUCTS — 3.10%
Hologic Inc.
1.00%, 12/15/43 (Call 12/15/17)[c]	50	61,375
Series 2012
2.00%, 03/01/42 (Call 03/06/18)[c]	50	68,315
Insulet Corp.
1.25%, 09/15/21[a]	50	49,190
NuVasive Inc.
2.25%, 03/15/21[a]	100	131,750
Wright Medical Group Inc.
2.00%, 02/15/20	50	54,190
Wright Medical Group NV
2.25%, 11/15/21[a]	75	99,938

		464,758
HEALTH CARE — SERVICES — 2.56%
Anthem Inc.
2.75%, 10/15/42	65	138,047
Brookdale Senior Living Inc.
2.75%, 06/15/18	50	49,345
HealthSouth Corp.
2.00%, 12/01/43 (Call 12/01/18)	50	56,815

Security	Principal (000s)	Value
Molina Healthcare Inc.
1.13%, 01/15/20	$55	$81,884
1.63%, 08/15/44 (Call 08/19/18)	50	58,095

		384,186
HOLDING COMPANIES — DIVERSIFIED — 1.17%
Ares Capital Corp.
3.75%, 02/01/22[a]	50	49,250
4.38%, 01/15/19	75	76,875
Prospect Capital Corp.
4.75%, 04/15/20	50	48,815

		174,940
HOME BUILDERS — 0.81%
CalAtlantic Group Inc.
0.25%, 06/01/19	50	46,500
1.25%, 08/01/32 (Call 08/05/17)	25	25,658
Toll Brothers Finance Corp.
0.50%, 09/15/32 (Call 09/15/17)	50	49,250

		121,408
INSURANCE — 0.59%
Old Republic International Corp.
3.75%, 03/15/18	65	87,997

		87,997
INTERNET — 15.15%
Ctrip.com International Ltd.
1.00%, 07/01/20	100	105,440
1.25%, 10/15/18	75	90,847
1.25%, 09/15/22[a]	125	122,812
1.99%, 07/01/25	50	53,905
FireEye Inc.
Series B
1.63%, 06/01/35 (Call 06/01/22)	100	89,130
MercadoLibre Inc.
2.25%, 07/01/19	50	78,190
Pandora Media Inc.
1.75%, 12/01/20	50	51,415
Priceline Group Inc. (The)
0.35%, 06/15/20	100	133,500
0.90%, 09/15/21	150	161,820
1.00%, 03/15/18	125	210,000
Shutterfly Inc.
0.25%, 05/15/18	50	50,625
Twitter Inc.
1.00%, 09/15/21	260	238,056

75

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
VeriSign Inc.
4.49%, 08/15/37	$150	$350,445
Vipshop Holdings Ltd.
1.50%, 03/15/19	75	74,580
WebMD Health Corp.
1.50%, 12/01/20	25	28,283
2.50%, 01/31/18	50	51,345
2.63%, 06/15/23[a]	50	47,250
Yahoo! Inc.
0.00%, 12/01/18	185	188,478
Yandex NV
1.13%, 12/15/18	50	48,125
YY Inc.
2.25%, 04/01/19	50	49,625
Zillow Group Inc.
2.00%, 12/01/21[a]	50	50,190

		2,274,061
IRON & STEEL — 0.28%
Allegheny Technologies Inc.
4.75%, 07/01/22	25	42,595

		42,595
MANUFACTURING — 0.42%
Trinity Industries Inc.
3.88%, 06/01/36 (Call 06/01/18)	50	63,125

		63,125
MEDIA — 5.42%
DISH Network Corp.
3.38%, 08/15/26[a]	375	436,163
Liberty Interactive LLC
1.75%, 09/30/46 (Call 10/05/23)[a]	100	112,190
3.50%, 01/15/31 (Call 03/16/17)	50	26,595
Liberty Media Corp-Liberty Formula One
1.00%, 01/30/23[a]	50	50,781
Liberty Media Corp.
1.38%, 10/15/23	125	135,000
2.25%, 09/30/46 (Call 10/05/21)[a]	50	53,405

		814,134
METAL FABRICATE & HARDWARE — 0.36%
RTI International Metals Inc.
1.63%, 10/15/19	50	54,500

		54,500

Security	Principal (000s)	Value
MINING — 1.92%
B2Gold Corp.
3.25%, 10/01/18	$50	$53,440
Newmont Mining Corp.
Series B
1.63%, 07/15/17	75	76,920
Royal Gold Inc.
2.88%, 06/15/19	40	43,700
Silver Standard Resources Inc.
2.88%, 02/01/33 (Call 02/01/20)	50	48,750
Stillwater Mining Co.
Series SWC
1.75%, 10/15/32 (Call 10/20/19)	50	65,625

		288,435
OIL & GAS — 4.40%
Cheniere Energy Inc.
4.25%, 03/15/45 (Call 03/15/20)	100	66,380
Chesapeake Energy Corp.
5.50%, 09/15/26[a]	150	159,660
Cobalt International Energy Inc.
2.63%, 12/01/19	200	80,260
3.13%, 05/15/24	150	36,750
Ensco Jersey Finance Ltd.
3.00%, 01/31/24[a]	100	109,250
Nabors Industries Inc.
0.75%, 01/15/24[a]	75	75,656
Oasis Petroleum Inc.
2.63%, 09/15/23	50	66,565
Whiting Petroleum Corp.
1.25%, 04/01/20	75	66,563

		661,084
OIL & GAS SERVICES — 1.11%
Weatherford International Ltd.
5.88%, 07/01/21	150	167,340

		167,340
PHARMACEUTICALS — 3.32%
Amicus Therapeutics Inc.
3.00%, 12/15/23[a]	35	38,808
Clovis Oncology Inc.
2.50%, 09/15/21	50	65,065
Depomed Inc.
2.50%, 09/01/21	50	57,220

76

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Herbalife Ltd.
2.00%, 08/15/19	$150	$144,285
Impax Laboratories Inc.
2.00%, 06/15/22	75	59,955
Ironwood Pharmaceuticals Inc.
2.25%, 06/15/22	50	55,625
Sucampo Pharmaceuticals Inc.
3.25%, 12/15/21[a]	25	24,407
Teva Pharmaceutical Finance Co. LLC
Series C
0.25%, 02/01/26 (Call 02/21/17)	50	52,940

		498,305
REAL ESTATE INVESTMENT TRUSTS — 6.09%
Apollo Commercial Real Estate Finance Inc.
5.50%, 03/15/19	25	26,625
Colony NorthStar Inc.
3.88%, 01/15/21	50	50,500
Colony Starwood Homes
3.50%, 01/15/22[a]	35	35,416
Empire State Realty OP LP
2.63%, 08/15/19[a]	25	28,407
Extra Space Storage LP
3.13%, 10/01/35 (Call 10/05/20)[a]	75	77,295
IAS Operating Partnership LP
5.00%, 03/15/18[a]	50	50,125
PennyMac Corp.
5.38%, 05/01/20[d]	50	48,500
Redwood Trust Inc.
4.63%, 04/15/18	50	50,125
SL Green Operating Partnership LP
3.00%, 10/15/17[a]	50	70,565
Spirit Realty Capital Inc.
2.88%, 05/15/19	100	102,310
Starwood Property Trust Inc.
4.55%, 03/01/18	175	189,875
Two Harbors Investment Corp.
6.25%, 01/15/22	35	34,803
VEREIT Inc.
3.00%, 08/01/18	100	99,500
3.75%, 12/15/20	50	49,655

		913,701

Security	Principal (000s)	Value
RETAIL — 0.75%
GNC Holdings Inc.
1.50%, 08/15/20[a]	$50	$31,125
RH
0.00%, 06/15/19[a]	50	42,190
0.00%, 07/15/20[a]	50	38,690

		112,005
SEMICONDUCTORS — 22.26%
Advanced Micro Devices Inc.
2.13%, 09/01/26	100	148,500
Cypress Semiconductor Corp.
4.50%, 01/15/22[a]	50	57,250
Inphi Corp.
0.75%, 09/01/21[a]	25	26,908
Integrated Device Technology Inc.
0.88%, 11/15/22	50	52,905
Intel Corp.
3.25%, 08/01/39	250	445,325
3.48%, 12/15/35	200	273,120
Lam Research Corp.
1.25%, 05/15/18	50	94,595
Microchip Technology Inc.
1.63%, 02/15/25	225	305,167
2.13%, 12/15/37	75	211,597
Micron Technology Inc.
Series F
2.13%, 02/15/33 (Call 02/20/20)	50	113,940
Series G
3.00%, 11/15/43 (Call 11/20/18)	100	103,060
Novellus Systems Inc.
2.63%, 05/15/41	90	304,371
NVIDIA Corp.
1.00%, 12/01/18	105	568,165
NXP Semiconductors NV
1.00%, 12/01/19	200	227,380
ON Semiconductor Corp.
1.00%, 12/01/20	100	104,000
Rovi Corp.
0.50%, 03/01/20	50	49,125
Teradyne Inc.
1.25%, 12/15/23[a]	50	56,375
Veeco Instruments Inc.
2.70%, 01/15/23	50	48,875

77

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Xilinx Inc.
2.63%, 06/15/17	$75	$151,358

		3,342,016
SOFTWARE — 8.83%
Akamai Technologies Inc.
0.00%, 02/15/19	75	78,608
Allscripts Healthcare Solutions Inc.
1.25%, 07/01/20	50	48,845
Citrix Systems Inc.
0.50%, 04/15/19	175	203,332
Cornerstone OnDemand Inc.
1.50%, 07/01/18	50	51,690
Medidata Solutions Inc.
1.00%, 08/01/18	35	37,625
Nice Systems Inc.
1.25%, 01/15/24[a]	35	37,319
Nuance Communications Inc.
1.00%, 12/15/35 (Call 12/20/22)	75	69,705
1.50%, 11/01/35 (Call 11/05/21)	50	49,690
2.75%, 11/01/31 (Call 11/06/17)	50	50,155
Red Hat Inc.
0.25%, 10/01/19	100	121,310
salesforce.com Inc.
0.25%, 04/01/18	155	195,687
ServiceNow Inc.
0.00%, 11/01/18	75	99,517
Take-Two Interactive Software Inc.
1.00%, 07/01/18	50	124,470
Verint Systems Inc.
1.50%, 06/01/21	75	71,063
Workday Inc.
0.75%, 07/15/18	75	86,205

		1,325,221
TELECOMMUNICATIONS — 3.02%
Ciena Corp.
3.75%, 10/15/18[a]	50	67,315
Finisar Corp.
0.50%, 12/15/33 (Call 12/22/18)	50	58,220
0.50%, 12/15/36 (Call 12/22/21)[a]	50	50,190
Gogo Inc.
3.75%, 03/01/20	50	37,125
InterDigital Inc./PA
1.50%, 03/01/20	50	69,000

Security	Principal or Shares (000s)	Value
Palo Alto Networks Inc.
0.00%, 07/01/19	$65	$92,787
Viavi Solutions Inc.
0.63%, 08/15/33 (Call 08/20/18)	75	79,313

		453,950
TRANSPORTATION — 0.51%
Hornbeck Offshore Services Inc.
1.50%, 09/01/19	50	36,065
Scorpio Tankers Inc.
2.38%, 07/01/19[a]	50	40,940

		77,005

TOTAL CONVERTIBLE BONDS (Cost: $14,188,777)		14,869,072

SHORT-TERM INVESTMENTS — 2.56%
MONEY MARKET FUNDS — 2.56%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[e,f]	384	384,207

		384,207

TOTAL SHORT-TERM INVESTMENTS (Cost: $384,207)		384,207

TOTAL INVESTMENTS IN SECURITIES — 101.60% (Cost: $14,572,984)[g]		15,253,279
Other Assets, Less Liabilities — (1.60)%		(240,742)

NET ASSETS — 100.00%		$15,012,537

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate note.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Affiliated issuer. See Schedule 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	The cost of investments for federal income tax purposes was $14,797,725. Net unrealized appreciation was $455,554, of which $1,426,181 represented gross unrealized appreciation on securities and $970,627 represented gross unrealized depreciation on securities.

78

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

January 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PennyMac Corp. 5.38%, 05/01/20	$50	$—	$—	$50	$48,500	$791	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible bonds	$—	$14,869,072	$—	$14,869,072
Money market funds	384,207	—	—	384,207

Total	$384,207	$14,869,072	$—	$15,253,279

79

Schedule of Investments (Unaudited)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal or Shares (000s)	Value
COMMON STOCKS — 0.01%

OIL & GAS SERVICES — 0.01%
Basic Energy Services Inc.[a]	$1	$26,974

TOTAL COMMON STOCKS (Cost: $8,000)		26,974

ASSET-BACKED SECURITIES — 0.71%
Citibank Credit Card Issuance Trust
Series 2014-A6, Class A6
2.15%, 07/15/21	500	504,628
Discover Card Execution Note Trust
Series 2014-A4, Class A4
2.12%, 12/15/21	500	504,349
Series 2012-A6, Class A6
1.67%, 01/18/22	250	249,507
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A3
1.32%, 01/15/21 (Call 06/15/20)	800	795,374
Synchrony Credit Card Master Note Trust
Series 2015-1, Class A
2.37%, 03/15/23	800	806,446
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1
1.75%, 11/19/21	1,000	997,616
Series 2014-A2, Class A2
1.02%, 02/22/19	550	550,000
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 07/15/22	500	505,553

TOTAL ASSET-BACKED SECURITIES
(Cost: $4,930,585)		4,913,473

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.22%
MORTGAGE-BACKED SECURITIES — 0.22%
COMM Mortgage Trust
Series 2012-CR1, Class A3
3.39%, 05/15/45	800	834,528

Security	Principal (000s)	Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	$225	$240,027
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class A3
5.42%, 01/15/49	55	54,701
Series 2014-C20, Class A5
3.80%, 07/15/47	150	157,107
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4
3.31%, 04/15/48	250	252,965

		1,539,328

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $1,548,055)		1,539,328

CORPORATE BONDS & NOTES — 36.38%

ADVERTISING — 0.05%
Affinion Group Inc.
7.88%, 12/15/18 (Call 03/03/17)	25	22,500
Omnicom Group Inc.
4.45%, 08/15/20	275	292,817

		315,317
AEROSPACE & DEFENSE — 0.39%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (Call 03/03/17)[b]	150	127,500
Arconic Inc.
5.40%, 04/15/21 (Call 01/15/21)	125	133,125
5.72%, 02/23/19	100	105,385
6.15%, 08/15/20	50	54,267
6.75%, 07/15/18	65	69,063
BAE Systems Holdings Inc.
6.38%, 06/01/19[b]	175	191,705
Boeing Co. (The)
0.95%, 05/15/18	250	248,595
4.88%, 02/15/20	200	216,838

80

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Harris Corp.
2.00%, 04/27/18	$25	$25,022
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 03/03/17)	36	35,010
L-3 Communications Corp.
4.75%, 07/15/20	225	239,440
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	225	226,773
3.35%, 09/15/21	25	25,776
Northrop Grumman Corp.
1.75%, 06/01/18	25	25,053
3.50%, 03/15/21	250	259,407
Raytheon Co.
3.13%, 10/15/20	100	103,325
TransDigm Inc.
5.50%, 10/15/20 (Call 03/03/17)	50	50,375
Triumph Group Inc.
4.88%, 04/01/21 (Call 04/01/17)	25	23,813
United Technologies Corp.
1.50%, 11/01/19	100	99,325
1.95%, 11/01/21 (Call 10/01/21)	325	319,095
4.50%, 04/15/20	150	161,583

		2,740,475
AGRICULTURE — 0.34%
Alliance One International Inc.
8.50%, 04/15/21 (Call 10/15/18)[b]	30	30,788
9.88%, 07/15/21 (Call 07/15/17)	75	64,031
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	250	253,577
4.75%, 05/05/21	50	54,364
9.25%, 08/06/19	50	58,825
BAT International Finance PLC
2.75%, 06/15/20[b,c]	133	133,761
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)	160	163,198
Imperial Brands Finance PLC
2.95%, 07/21/20[b]	200	201,973
Philip Morris International Inc.
1.38%, 02/25/19	55	54,518
1.88%, 01/15/19	300	300,585

Security	Principal (000s)	Value
2.90%, 11/15/21	$195	$197,127
4.50%, 03/26/20	50	53,475
Reynolds American Inc.
2.30%, 06/12/18	350	352,135
3.25%, 06/12/20	125	128,164
Vector Group Ltd.
7.75%, 02/15/21 (Call 03/03/17)	50	52,100
Viterra Inc.
5.95%, 08/01/20[b]	250	273,725

		2,372,346
AIRLINES — 0.09%
Air Canada
7.75%, 04/15/21[b,c]	55	61,875
Allegiant Travel Co.
5.50%, 07/15/19	40	41,100
American Airlines Group Inc.
4.63%, 03/01/20[b]	50	50,440
5.50%, 10/01/19[b]	75	77,765
6.13%, 06/01/18	50	52,250
Continental Airlines Inc. Pass Through Trust
Class C
6.13%, 04/29/18	50	52,075
Series 2009-2, Class A
7.25%, 05/10/21	34	37,238
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	50	50,344
2.75%, 11/06/19 (Call 10/06/19)	50	50,828
United Continental Holdings Inc.
6.00%, 12/01/20	15	15,975
6.38%, 06/01/18	20	20,975
Virgin Australia Holdings Ltd.
7.88%, 10/15/21[b]	50	50,125
8.50%, 11/15/19[b]	50	51,500

		612,490
APPAREL — 0.02%
Nine West Holdings Inc.
8.25%, 03/15/19[b]	25	6,875
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	100	100,853
William Carter Co. (The)
5.25%, 08/15/21 (Call 08/15/17)	50	51,750

		159,478

81

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
AUTO MANUFACTURERS — 1.32%
American Honda Finance Corp.
1.50%, 03/13/18	$250	$250,130
1.50%, 11/19/18	50	49,873
1.65%, 07/12/21	70	67,527
1.70%, 02/22/19	150	149,742
1.70%, 09/09/21	125	120,524
2.25%, 08/15/19	300	301,797
2.45%, 09/24/20	50	50,337
BMW U.S. Capital LLC
1.50%, 04/11/19[b]	250	248,080
1.85%, 09/15/21 (Call 08/15/21)[b]	100	96,683
2.00%, 04/11/21 (Call 03/11/21)[b]	130	127,709
Daimler Finance North America LLC
2.00%, 08/03/18[b]	175	175,359
2.38%, 08/01/18[b]	150	151,169
2.45%, 05/18/20[b]	300	300,643
2.85%, 01/06/22[b]	250	250,248
Fiat Chrysler Automobiles NV
4.50%, 04/15/20	320	327,232
Ford Motor Credit Co. LLC
2.02%, 05/03/19	200	198,178
2.24%, 06/15/18	400	400,908
2.46%, 03/27/20	200	198,392
2.60%, 11/04/19	200	200,118
3.20%, 01/15/21	250	251,310
3.34%, 03/18/21	200	201,822
5.88%, 08/02/21	250	277,950
General Motors Co.
3.50%, 10/02/18	200	204,310
General Motors Financial Co. Inc.
2.35%, 10/04/19	200	198,180
3.10%, 01/15/19	340	344,444
3.15%, 01/15/20 (Call 12/15/19)	25	25,230
3.20%, 07/13/20 (Call 06/13/20)	150	150,864
3.45%, 01/14/22 (Call 12/14/21)	200	200,406
3.70%, 11/24/20 (Call 10/24/20)	200	204,336
4.38%, 09/25/21	250	260,955
Harley-Davidson Financial Services Inc.
2.85%, 01/15/21 (Call 12/15/20)[b]	100	100,546

Security	Principal (000s)	Value
Hyundai Capital America
2.45%, 06/15/21[d]	$200	$194,927
2.60%, 03/19/20[c,d]	300	299,017
Navistar International Corp.
8.25%, 11/01/21 (Call 03/03/17)	100	101,000
Nissan Motor Acceptance Corp.
1.55%, 09/13/19[b]	135	132,830
2.00%, 03/08/19[b]	100	99,815
PACCAR Financial Corp.
1.40%, 05/18/18	150	149,902
1.45%, 03/09/18	65	65,018
2.50%, 08/14/20	100	100,704
Toyota Motor Credit Corp.
1.20%, 04/06/18	25	24,933
1.55%, 07/13/18	380	379,745
1.70%, 02/19/19	50	49,972
1.90%, 04/08/21	155	152,128
2.10%, 01/17/19	125	125,942
2.13%, 07/18/19	405	407,155
2.15%, 03/12/20	160	160,246
2.60%, 01/11/22	250	250,322
Volkswagen Group of America Finance LLC
2.13%, 05/23/19[b]	200	198,913
2.40%, 05/22/20[b]	200	198,506

		9,176,077
AUTO PARTS & EQUIPMENT — 0.07%
American Axle & Manufacturing Inc.
5.13%, 02/15/19 (Call 03/03/17)	25	25,188
6.25%, 03/15/21 (Call 03/03/17)	50	51,500
Goodyear Tire & Rubber Co. (The)
8.75%, 08/15/20	15	17,831
IHO Verwaltungs GmbH 4.13% (4.88% PIK)
4.13%, 09/15/21 (Call 09/15/18)[b,e]	200	201,290
International Automotive Components Group SA
9.13%, 06/01/18 (Call 03/03/17)[b]	20	20,050
Titan International Inc.
6.88%, 10/01/20 (Call 03/03/17)	25	25,000
ZF North America Capital Inc.
4.00%, 04/29/20[b]	150	156,300

		497,159

82

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
BANKS — 10.95%
ABN AMRO Bank NV
2.50%, 10/30/18[b]	$500	$504,235
ADCB Finance Cayman Ltd.
2.50%, 03/06/18[d]	400	401,072
Agence Francaise de Developpement
1.63%, 01/21/20[d]	250	247,270
Agricultural Bank of China Ltd./New York
2.00%, 05/21/18	250	249,657
Akbank TAS
4.00%, 01/24/20[d]	200	194,963
Alfa Bank AO Via Alfa Bond Issuance PLC
7.75%, 04/28/21[d]	200	226,301
ANZ New Zealand Int’l Ltd./London
1.75%, 03/29/18[b]	250	249,996
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	200	200,036
2.25%, 06/13/19	200	200,750
2.55%, 11/23/21	250	247,710
Axis Bank Ltd./Dubai
2.88%, 06/01/21[d]	200	196,274
Banco Bradesco SA/Cayman Islands
5.90%, 01/16/21[d]	100	106,650
6.75%, 09/29/19[d]	100	108,502
Banco del Estado de Chile
4.13%, 10/07/20[b]	200	210,000
Banco do Brasil SA/Cayman Islands
8.50%, 10/29/49[d,f]	100	108,250
Banco Votorantim SA
7.38%, 01/21/20[d]	100	107,000
Bancolombia SA
6.13%, 07/26/20	100	108,075
Bangkok Bank PCL/Hong Kong
3.30%, 10/03/18[d]	200	203,877
Bank Nederlandse Gemeenten NV
1.00%, 02/12/18[b]	500	498,354
1.38%, 01/28/19[b]	250	248,855
1.75%, 03/24/20[b]	550	546,909
1.88%, 06/11/19[b]	100	100,363

Security	Principal (000s)	Value
Bank of America Corp.
2.63%, 10/19/20	$300	$300,516
2.63%, 04/19/21	220	218,440
2.65%, 04/01/19	700	707,679
5.00%, 05/13/21	60	65,032
5.63%, 07/01/20	250	274,613
5.70%, 01/24/22	250	280,093
6.88%, 04/25/18	300	317,940
7.63%, 06/01/19	750	839,963
Series L
2.25%, 04/21/20	250	248,325
Bank of America N.A.
1.65%, 03/26/18	500	500,340
Bank of China Hong Kong Ltd.
5.55%, 02/11/20[b,c]	200	215,010
Bank of China Ltd./Hong Kong
2.13%, 06/30/18[d]	200	200,135
Bank of China Ltd./Luxembourg
2.25%, 07/12/21[d]	200	193,904
Bank of India/Jersey
3.13%, 05/06/20[d]	200	197,920
Bank of Montreal
1.35%, 08/28/18	100	99,436
1.40%, 04/10/18	100	99,790
1.45%, 04/09/18 (Call 03/09/18)	300	299,598
1.90%, 08/27/21	100	97,125
Bank of New York Mellon Corp. (The)
1.60%, 05/22/18 (Call 04/22/18)	100	100,077
2.10%, 08/01/18 (Call 07/02/18)	25	25,177
2.10%, 01/15/19 (Call 12/15/18)	50	50,324
2.20%, 03/04/19 (Call 02/02/19)	50	50,358
2.20%, 05/15/19 (Call 04/15/19)	100	100,711
2.30%, 09/11/19 (Call 08/11/19)	100	100,997
2.45%, 11/27/20 (Call 10/27/20)	190	190,623
2.60%, 08/17/20 (Call 07/17/20)	300	303,717
Series G
2.15%, 02/24/20 (Call 01/24/20)	50	50,119
Bank of Nova Scotia (The)
1.65%, 06/14/19	100	99,253
1.70%, 06/11/18 (Call 05/11/18)	200	200,036
2.05%, 10/30/18	200	201,006
2.05%, 06/05/19	250	250,300
2.35%, 10/21/20	200	199,512

83

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
2.30%, 03/05/20[b]	$200	$198,578
2.70%, 09/09/18[b]	200	202,067
Bank Otkritie Financial Corp. OJSC via OFCB Capital PLC
10.00%, 04/26/19[d]	200	216,164
Banque Federative du Credit Mutuel SA
2.50%, 04/13/21[b]	200	197,728
Barclays PLC
2.75%, 11/08/19	200	200,520
3.20%, 08/10/21	400	397,600
3.25%, 01/12/21	450	450,918
BB&T Corp.
2.05%, 06/19/18 (Call 05/15/18)	100	100,487
2.05%, 05/10/21 (Call 04/09/21)	250	245,635
2.25%, 02/01/19 (Call 01/02/19)	160	161,189
2.45%, 01/15/20 (Call 12/15/19)	150	151,347
BBVA Banco Continental SA
3.25%, 04/08/18[d]	100	101,690
BBVA Bancomer SA/Texas
6.50%, 03/10/21[d]	150	160,452
7.25%, 04/22/20[d]	100	108,750
BNP Paribas SA
2.38%, 05/21/20	250	249,317
2.40%, 12/12/18	25	25,238
2.70%, 08/20/18	175	177,259
5.00%, 01/15/21	200	217,200
BPCE SA
2.25%, 01/27/20	250	248,622
2.75%, 12/02/21	250	248,730
Caixa Economica Federal
4.50%, 10/03/18[d]	150	152,625
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	100	99,044
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	400	403,236
4.75%, 07/15/21	75	81,115
Capital One N.A./Mclean VA
2.25%, 09/13/21 (Call 08/13/21)	250	244,440
2.35%, 01/31/20 (Call 12/31/19)	250	250,680

Security	Principal (000s)	Value
CBQ Finance Ltd.
3.25%, 06/13/21[d]	$200	$198,737
China CITIC Bank International Ltd.
6.88%, 06/24/20[d]	205	226,391
China Construction Bank Asia Corp. Ltd.
VRN, (5 year CMT + 2.750%)
4.25%, 08/20/24 (Call 08/20/19)[d]	200	204,349
China Construction Bank Corp.
VRN, (5 year CMT + 2.425%)
3.88%, 05/13/25 (Call 05/13/20)[d]	200	202,132
China Development Bank Corp.
2.50%, 10/09/20[d]	200	199,499
China Development Bank Corp./Hong Kong
1.88%, 11/03/21[d]	200	192,872
CITIC Ltd.
6.38%, 04/10/20[d]	200	220,178
Citigroup Inc.
1.70%, 04/27/18	200	199,674
1.75%, 05/01/18	375	374,482
1.80%, 02/05/18	100	100,045
2.05%, 12/07/18	300	300,183
2.35%, 08/02/21	100	97,934
2.40%, 02/18/20	130	129,944
2.45%, 01/10/20 (Call 12/10/19)	175	175,560
2.50%, 07/29/19	250	251,700
2.55%, 04/08/19	350	353,034
2.65%, 10/26/20	200	200,372
2.70%, 03/30/21	350	348,295
2.90%, 12/08/21 (Call 11/08/21)	450	448,267
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	500	497,555
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	25	24,542
Commonwealth Bank of Australia/New York NY
1.75%, 11/02/18	250	249,645
2.30%, 03/12/20	250	249,500
2.50%, 09/20/18	400	404,460
Cooperatieve Rabobank UA
4.50%, 01/11/21	25	26,830

84

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
VRN, (3 mo. LIBOR US + 10.868%)
11.00%, 12/29/49 (Call 06/30/19)[b]	$100	$117,000
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	250	250,035
2.50%, 01/19/21	500	499,475
2.75%, 01/10/22	250	250,005
Credit Agricole SA/London
2.50%, 04/15/19[b]	250	251,673
Credit Bank of Moscow Via CBOM Finance PLC
5.88%, 11/07/21[d]	200	199,650
Credit Suisse AG/New York NY
2.30%, 05/28/19	250	250,930
5.40%, 01/14/20	400	429,884
6.00%, 02/15/18	250	259,937
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	100	99,631
3.13%, 12/10/20	300	300,102
Deutsche Bank AG
3.13%, 01/13/21	600	594,450
3.38%, 05/12/21	500	497,905
4.25%, 10/14/21[b]	250	251,449
Deutsche Bank AG/London
1.88%, 02/13/18	250	249,162
Discover Bank/Greenwood DE
2.60%, 11/13/18 (Call 10/12/18)	250	252,037
3.10%, 06/04/20 (Call 05/04/20)	250	253,547
DNB Bank ASA
2.38%, 06/02/21[b]	200	198,012
EI Sukuk Co. Ltd.
3.54%, 05/31/21[d]	200	201,283
Emirates NBD PJSC
3.25%, 11/19/19[d]	200	202,928
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	150	150,966
2.88%, 07/27/20 (Call 06/27/20)	100	101,640
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	200	197,608
2.15%, 08/20/18 (Call 07/20/18)	200	201,020

Security	Principal (000s)	Value
First Gulf Bank PJSC
3.25%, 01/14/19[d]	$200	$202,874
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	250	251,768
2.60%, 04/23/20 (Call 03/23/20)	275	276,105
2.63%, 01/31/19	180	181,881
2.63%, 04/25/21 (Call 03/25/21)	500	496,450
2.75%, 09/15/20 (Call 08/15/20)	170	171,057
2.90%, 07/19/18	250	253,482
3.00%, 04/26/22 (Call 04/26/21)	570	567,771
5.25%, 07/27/21	250	273,642
5.38%, 03/15/20	50	54,193
6.15%, 04/01/18	625	656,031
7.50%, 02/15/19	250	276,375
HBOS PLC
6.75%, 05/21/18[b]	200	210,706
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	250	265,998
HSBC Holdings PLC
2.95%, 05/25/21	250	250,037
3.40%, 03/08/21	350	356,521
5.10%, 04/05/21	250	270,583
HSBC USA Inc.
1.70%, 03/05/18	200	199,964
2.25%, 06/23/19	100	100,183
2.38%, 11/13/19	100	100,271
2.75%, 08/07/20	200	200,966
Huntington Bancshares Inc./OH
2.60%, 08/02/18 (Call 07/02/18)	100	100,834
Huntington National Bank (The)
2.88%, 08/20/20 (Call 07/20/20)	250	253,220
ICICI Bank Ltd./Dubai
3.13%, 08/12/20[d]	200	200,854
4.80%, 05/22/19[d]	200	210,395
IDBI Bank Ltd./DIFC Dubai
4.38%, 03/26/18[d]	200	203,446
Industrial & Commercial Bank of China Ltd.
2.50%, 06/16/21[d]	200	196,046
Industrial & Commercial Bank of China Ltd./Singapore
1.88%, 08/11/19[d]	200	198,080
2.50%, 11/21/17[d]	400	401,593

85

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
ING Bank NV
2.00%, 11/26/18[b]	$200	$199,727
2.45%, 03/16/20[b]	400	399,954
Intesa Sanpaolo SpA
6.50%, 02/24/21[b]	100	109,967
Itau Unibanco Holding SA/Cayman Islands
2.85%, 05/26/18[d]	200	200,900
6.20%, 12/21/21[d]	200	214,000
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)	355	354,411
2.20%, 10/22/19	300	300,843
2.25%, 01/23/20 (Call 12/23/19)	100	100,211
2.30%, 08/15/21 (Call 08/15/20)	200	196,502
2.35%, 01/28/19	25	25,223
2.55%, 10/29/20 (Call 09/29/20)	200	200,646
2.55%, 03/01/21 (Call 02/01/21)	400	398,664
2.75%, 06/23/20 (Call 05/23/20)	250	253,033
4.25%, 10/15/20	55	58,450
4.40%, 07/22/20	100	106,452
4.63%, 05/10/21	125	134,595
6.30%, 04/23/19	550	600,506
Series H
1.70%, 03/01/18 (Call 02/01/18)	110	110,068
KEB Hana Bank
2.50%, 06/12/19[d]	200	202,165
KeyBank N.A./Cleveland OH
2.35%, 03/08/19	250	251,693
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	250	251,327
2.90%, 09/15/20	75	76,103
KfW
0.88%, 04/19/18	75	74,643
1.00%, 06/11/18	200	199,184
1.00%, 07/15/19	200	197,030
1.13%, 08/06/18	153	152,492
1.25%, 09/30/19	400	395,628
1.50%, 02/06/19	145	144,981
1.50%, 04/20/20	120	118,754
1.50%, 06/15/21	220	214,476
1.63%, 03/15/21[c]	750	737,265
1.88%, 04/01/19	120	120,875

Security	Principal (000s)	Value
1.88%, 06/30/20	$1,150	$1,149,827
2.75%, 09/08/20	250	257,162
4.88%, 06/17/19	950	1,021,487
Series G
4.38%, 03/15/18	680	703,616
Korea Development Bank (The)
2.25%, 05/18/20	200	198,868
3.00%, 03/17/19	200	204,206
Krung Thai Bank PCL/Cayman Islands
VRN, (5 year CMT + 3.535%)
5.20%, 12/26/24 (Call 12/26/19)[d]	200	207,618
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	125	124,598
1.63%, 08/18/20[d]	200	198,186
1.75%, 04/15/19	300	301,170
Lloyds Bank PLC
2.70%, 08/17/20	250	251,507
Lloyds Banking Group PLC
3.00%, 01/11/22	225	224,752
Macquarie Bank Ltd.
2.85%, 07/29/20[b]	250	251,569
Malayan Banking Bhd
VRN, (5 year USD Swap + 2.542%)
3.91%, 10/29/26 (Call 10/29/21)[d]	200	199,288
Manufacturers & Traders Trust Co.
2.30%, 01/30/19 (Call 12/30/18)	250	252,150
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	250	242,787
2.95%, 03/01/21	250	251,150
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/20[b]	250	249,892
Mizuho Bank Ltd.
2.45%, 04/16/19[b]	400	401,750
2.70%, 10/20/20[b]	250	250,783
Mizuho Financial Group Inc.
2.27%, 09/13/21	200	194,402
Morgan Stanley
2.13%, 04/25/18	200	200,800
2.38%, 07/23/19	500	502,385
2.45%, 02/01/19	215	216,699
2.50%, 01/24/19	500	504,380

86

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
2.50%, 04/21/21	$920	$908,187
2.63%, 11/17/21	100	98,649
2.65%, 01/27/20	400	403,120
2.80%, 06/16/20	490	494,655
6.63%, 04/01/18	200	210,970
7.30%, 05/13/19	200	222,196
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	250	247,645
National Australia Bank Ltd./New York
1.88%, 07/12/21	250	241,655
2.63%, 07/23/20	350	352,152
2.80%, 01/10/22	250	250,735
National Bank of Abu Dhabi PJSC
VRN, (5 year USD Swap + 3.350%)
5.25%, 12/29/49 (Call 06/17/20)[d]	200	202,500
National Savings Bank
8.88%, 09/18/18[d]	200	213,100
Nederlandse Waterschapsbank NV
1.63%, 03/04/20[b]	200	198,304
1.88%, 03/13/19[b]	200	200,891
Nordea Bank AB
1.63%, 05/15/18[b]	200	199,646
2.25%, 05/27/21[b]	200	197,306
2.50%, 09/17/20[b]	200	199,799
NRW Bank
1.25%, 07/29/19[d]	250	246,688
1.38%, 08/20/18[d]	200	199,652
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	325	323,947
1.38%, 02/10/20	150	147,890
1.50%, 10/21/20	325	319,377
1.88%, 01/20/21	250	247,650
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[g]	250	246,647
2.25%, 07/02/19 (Call 06/02/19)[g]	250	251,735
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20[g]	400	432,904
6.70%, 06/10/19[g]	75	82,942
Provident Funding Associates LP/PFG Finance Corp.
6.75%, 06/15/21 (Call 03/03/17)[b]	50	50,500

Security	Principal (000s)	Value
QNB Finance Ltd.
2.13%, 02/14/18[d]	$200	$200,012
2.75%, 10/31/18[d]	200	201,300
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	500	501,940
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)	100	101,730
Royal Bank of Canada
1.50%, 07/29/19	250	247,010
2.00%, 12/10/18	400	401,484
2.35%, 10/30/20	250	249,573
2.50%, 01/19/21	100	100,292
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	250	272,187
Royal Bank of Scotland NV (The)
4.65%, 06/04/18	100	102,227
Santander Holdings USA Inc.
2.70%, 05/24/19 (Call 04/24/19)	200	199,882
3.45%, 08/27/18 (Call 07/27/18)	325	330,203
Santander UK Group Holdings PLC
2.88%, 08/05/21	200	197,438
3.13%, 01/08/21	290	290,998
Santander UK PLC
2.38%, 03/16/20	300	298,704
2.50%, 03/14/19	100	100,594
3.05%, 08/23/18	100	101,596
SIB Sukuk Co. III Ltd.
3.08%, 09/08/21[d]	250	247,156
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20[b]	500	501,256
Societe Generale SA
2.50%, 04/08/21[b]	200	198,084
5.20%, 04/15/21[b]	250	273,203
Standard Chartered PLC
1.70%, 04/17/18[b]	250	248,550
3.05%, 01/15/21[b]	200	200,028
State Bank of India/London
3.62%, 04/17/19[d]	200	205,571
State Street Corp.
1.35%, 05/15/18	50	49,910
2.55%, 08/18/20	95	96,145
4.38%, 03/07/21	50	53,668

87

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	$250	$249,958
2.65%, 07/23/20	250	250,335
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	300	290,466
2.44%, 10/19/21	250	245,298
2.85%, 01/11/22	245	244,547
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	50	50,476
2.90%, 03/03/21 (Call 02/03/21)	250	252,858
Svenska Handelsbanken AB
1.88%, 09/07/21	250	241,850
2.40%, 10/01/20	500	499,040
Swedbank AB
2.65%, 03/10/21[b]	250	250,334
Synovus Financial Corp.
7.88%, 02/15/19	27	29,835
Toronto-Dominion Bank (The)
1.45%, 09/06/18	300	298,875
1.63%, 03/13/18	150	150,183
1.75%, 07/23/18	100	100,120
1.80%, 07/13/21	250	242,287
1.95%, 01/22/19	150	150,330
2.13%, 07/02/19	150	150,629
2.13%, 04/07/21	200	197,164
2.50%, 12/14/20	50	50,217
2.63%, 09/10/18	100	101,422
Turkiye Garanti Bankasi AS
4.75%, 10/17/19[d]	200	199,376
Turkiye Halk Bankasi AS
5.00%, 07/13/21[d]	200	187,503
Turkiye Is Bankasi
5.00%, 04/30/20[d]	200	195,802
Turkiye Vakiflar Bankasi TAO
VRN, (5 year USD Swap + 5.439%)
6.88%, 02/03/25 (Call 02/03/20)[d]	200	191,925
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	290	291,444
2.20%, 04/25/19 (Call 03/25/19)	100	100,865
2.35%, 01/29/21 (Call 12/29/20)	100	99,985
UBS AG/Stamford CT
1.80%, 03/26/18	250	250,292
2.38%, 08/14/19	250	251,373

Security	Principal (000s)	Value
UBS Group Funding Jersey Ltd.
3.00%, 04/15/21[b]	$250	$249,504
UniCredit Luxembourg Finance SA
6.00%, 10/31/17[b]	100	102,182
United Overseas Bank Ltd.
2.50%, 03/18/20[d]	200	200,392
VRN, (5 year USD Swap + 1.995%)
3.75%, 09/19/24 (Call 09/19/19)[d]	200	203,542
Wells Fargo & Co.
2.10%, 07/26/21	150	145,748
2.13%, 04/22/19	200	200,804
2.15%, 01/15/19	650	653,341
2.50%, 03/04/21	100	99,326
2.55%, 12/07/20	500	499,620
2.60%, 07/22/20	200	201,102
Westpac Banking Corp.
1.60%, 08/19/19	250	246,842
1.65%, 05/13/19	150	148,631
2.00%, 08/19/21	250	242,655
2.10%, 05/13/21	250	244,765
2.25%, 01/17/19	50	50,288
2.60%, 11/23/20	300	301,023
2.80%, 01/11/22	100	100,243
4.88%, 11/19/19	50	53,565
Woori Bank
2.63%, 07/22/20[d]	200	200,321

		76,134,300
BEVERAGES — 0.55%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	300	300,297
2.15%, 02/01/19	100	100,754
2.65%, 02/01/21 (Call 01/01/21)	815	819,866
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	50	54,538
6.50%, 07/15/18	150	160,338
7.75%, 01/15/19	50	55,606
Beverages & More Inc.
10.00%, 11/15/18 (Call 03/03/17)[b]	9	8,865
Coca-Cola Co. (The)
1.15%, 04/01/18	175	174,800
1.55%, 09/01/21	250	243,465

88

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
1.65%, 11/01/18	$225	$225,873
1.88%, 10/27/20	200	199,370
Constellation Brands Inc.
3.88%, 11/15/19	50	52,177
Cott Beverages Inc.
6.75%, 01/01/20 (Call 03/03/17)	50	51,825
Dr Pepper Snapple Group Inc.
2.53%, 11/15/21 (Call 10/15/21)	85	84,452
2.60%, 01/15/19	100	101,368
DS Services of America Inc.
10.00%, 09/01/21 (Call 09/01/17)[b]	50	54,562
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	45	43,816
PepsiCo Inc.
1.25%, 04/30/18	50	49,937
1.35%, 10/04/19	230	228,528
1.85%, 04/30/20 (Call 03/30/20)	50	49,875
2.15%, 10/14/20 (Call 09/14/20)	200	200,936
3.00%, 08/25/21	100	102,824
3.13%, 11/01/20	50	51,838
4.50%, 01/15/20	150	161,178
Pernod Ricard SA
4.45%, 01/15/22[b]	250	265,879

		3,842,967
BIOTECHNOLOGY — 0.27%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	85	81,926
2.20%, 05/22/19 (Call 04/22/19)	305	307,150
3.45%, 10/01/20	50	51,812
5.70%, 02/01/19	200	214,648
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	65	65,387
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	175	186,608
Biogen Inc.
2.90%, 09/15/20	200	202,932
Celgene Corp.
2.13%, 08/15/18	275	276,372
2.88%, 08/15/20	175	177,695
Gilead Sciences Inc.
1.85%, 09/04/18	100	100,363
2.55%, 09/01/20	189	190,692

		1,855,585

Security	Principal (000s)	Value
BUILDING MATERIALS — 0.08%
Airxcel Inc.
8.50%, 02/15/22 (Call 02/15/19)[b]	$50	$51,000
Cemex SAB de CV
7.25%, 01/15/21 (Call 01/15/18)[d]	200	213,750
CRH America Inc.
8.13%, 07/15/18	100	108,767
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	40	40,800
7.13%, 03/15/20	25	28,500
Norbord Inc.
5.38%, 12/01/20[b]	15	15,600
Standard Industries Inc./NJ
5.13%, 02/15/21 (Call 02/15/18)[b]	50	52,250
USG Corp.
8.25%, 01/15/18	50	52,875

		563,542
CHEMICALS — 0.68%
Air Products & Chemicals Inc.
3.00%, 11/03/21	250	256,763
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	50	50,077
3.05%, 08/01/20 (Call 07/01/20)	70	71,737
Bluestar Finance Holdings Ltd.
4.38%, 06/11/20[d]	200	205,895
Braskem Finance Ltd.
5.75%, 04/15/21[d]	200	211,000
CF Industries Inc.
7.13%, 05/01/20	100	110,250
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
1.70%, 05/01/18[b]	144	143,986
Consolidated Energy Finance SA
6.75%, 10/15/19 (Call 03/03/17)[b]	200	200,500
Dow Chemical Co. (The)
4.13%, 11/15/21 (Call 08/15/21)	100	105,744
4.25%, 11/15/20 (Call 08/15/20)	150	158,781
5.70%, 05/15/18	150	157,326
8.55%, 05/15/19	150	171,311
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	225	227,509

89

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
EI du Pont de Nemours & Co.
3.63%, 01/15/21	$50	$51,916
4.63%, 01/15/20	250	267,357
6.00%, 07/15/18	125	132,539
Hexion Inc.
6.63%, 04/15/20 (Call 03/03/17)	100	93,250
8.88%, 02/01/18 (Call 03/03/17)	100	100,250
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 03/03/17)	50	41,500
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	75	77,437
INVISTA Finance LLC
4.25%, 10/15/19[b]	50	50,262
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	200	211,552
Momentive Performance Materials Inc.
3.88%, 10/24/21 (Call 03/03/17)	100	97,250
Monsanto Co.
2.13%, 07/15/19	100	99,994
MPM Escrow LLC
8.88%, 10/15/20[i]	100	0
Perstorp Holding AB
8.50%, 06/30/21 (Call 11/18/18)[b]	200	203,250
Platform Specialty Products Corp.
10.38%, 05/01/21 (Call 05/01/18)[b]	25	27,750
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	100	108,953
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	150	151,933
Praxair Inc.
1.25%, 11/07/18	75	74,658
4.50%, 08/15/19	150	159,483
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (Call 03/03/17)[b]	50	49,875
SABIC Capital II BV
2.63%, 10/03/18[d]	200	201,284
Sinochem Offshore Capital Co. Ltd.
3.25%, 04/29/19[d]	200	203,330

Security	Principal (000s)	Value
TPC Group Inc.
8.75%, 12/15/20 (Call 03/03/17)[b]	$50	$45,000
Tronox Finance LLC
6.38%, 08/15/20 (Call 03/03/17)	50	48,063
Unifrax I LLC/Unifrax Holding Co.
7.50%, 02/15/19 (Call 03/03/17)[b]	27	27,000
Westlake Chemical Corp.
4.63%, 02/15/21 (Call 02/15/18)[b]	50	51,920
WR Grace & Co.-Conn
5.13%, 10/01/21[b]	100	104,875

		4,751,560
COAL — 0.03%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
12.00%, 11/01/21 (Call 11/01/18)	21	22,313
Korea Resources Corp.
2.25%, 04/19/21[d]	200	194,884

		217,197
COMMERCIAL SERVICES — 0.30%
ADT Corp. (The)
5.25%, 03/15/20	50	52,625
6.25%, 10/15/21	125	135,937
APX Group Inc.
6.38%, 12/01/19 (Call 03/03/17)	50	51,625
8.75%, 12/01/20 (Call 03/03/17)	65	67,437
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	90	90,665
BakerCorp International Inc.
8.25%, 06/01/19 (Call 03/03/17)	9	8,235
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	100	102,487
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[b]	50	44,500
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 03/03/17)[b]	50	52,000
Constellis Holdings LLC/Constellis Finance Corp.
9.75%, 05/15/20 (Call 05/15/17)[b]	35	37,275
DP World Ltd.
3.25%, 05/18/20[d]	200	202,708
Ecolab Inc.
2.00%, 01/14/19	100	100,173
2.25%, 01/12/20	210	209,843

90

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	$55	$54,098
ERAC USA Finance LLC
2.35%, 10/15/19[b]	100	99,925
4.50%, 08/16/21[b]	45	48,022
Graham Holdings Co.
7.25%, 02/01/19	25	27,250
Hertz Corp. (The)
5.88%, 10/15/20 (Call 03/03/17)	70	66,150
6.75%, 04/15/19 (Call 03/03/17)	36	35,820
7.38%, 01/15/21 (Call 03/03/17)	75	72,562
iPayment Inc.
9.50%, 12/15/19 (Call 03/03/17)[b]	17	18,311
Laureate Education Inc.
10.00%, 09/01/19 (Call 03/03/17)[b]	100	104,375
Monitronics International Inc.
9.13%, 04/01/20 (Call 03/03/17)	50	48,625
Moody’s Corp.
5.50%, 09/01/20	100	109,622
NES Rentals Holdings Inc.
7.88%, 05/01/18 (Call 03/03/17)[b]	35	35,262
RR Donnelley & Sons Co.
7.63%, 06/15/20	50	53,000
7.88%, 03/15/21	25	26,813
S&P Global Inc.
3.30%, 08/14/20 (Call 07/14/20)	35	35,758
Service Corp. International/U.S.
4.50%, 11/15/20 (Call 03/03/17)	15	15,338
7.63%, 10/01/18	25	27,000
Syniverse Foreign Holdings Corp.
9.13%, 01/15/22 (Call 01/15/19)[b]	21	20,213
Syniverse Holdings Inc.
9.13%, 01/15/19 (Call 03/03/17)	4	3,640
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	25	25,783

		2,083,077
COMPUTERS — 0.72%
Apple Inc.
1.00%, 05/03/18	350	348,726
1.55%, 02/07/20	200	198,046
1.55%, 08/04/21 (Call 07/04/21)	55	53,131
1.70%, 02/22/19	105	105,253
2.00%, 05/06/20	250	250,290

Security	Principal (000s)	Value
2.10%, 05/06/19	$125	$126,143
2.25%, 02/23/21 (Call 01/23/21)	345	344,438
2.85%, 05/06/21	325	332,004
Dell Inc.
4.63%, 04/01/21	50	51,375
5.88%, 06/15/19	50	53,260
Dell Technologies Inc.
2.65%, 06/01/20	150	145,450
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[b]	275	280,552
4.42%, 06/15/21 (Call 05/15/21)[b]	550	573,040
5.88%, 06/15/21 (Call 06/15/18)[b]	150	158,229
DynCorp International Inc. 10.38% (11.88% PIK)
11.88%, 11/30/20 (Call 07/01/17)[e]	45	42,428
EMC Corp.
1.88%, 06/01/18	175	174,107
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/03/17)[b]	100	91,875
9.75%, 08/01/18 (Call 02/24/17)[b]	31	31,869
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	50	50,634
3.60%, 10/15/20 (Call 09/15/20)	304	312,223
HP Inc.
4.38%, 09/15/21	250	263,692
International Business Machines Corp.
1.25%, 02/08/18	200	199,932
2.25%, 02/19/21	100	99,979
2.50%, 01/27/22	100	100,342
7.63%, 10/15/18	200	219,792
Lenovo Group Ltd.
4.70%, 05/08/19[d]	200	208,691
NCR Corp.
4.63%, 02/15/21 (Call 03/03/17)	100	102,000
Seagate HDD Cayman
3.75%, 11/15/18	100	103,122

		5,020,623
COSMETICS & PERSONAL CARE — 0.11%
Avon Products Inc.
6.50%, 03/01/19	50	52,557
6.60%, 03/15/20	75	76,684

91

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Colgate-Palmolive Co.
1.50%, 11/01/18	$25	$25,074
1.75%, 03/15/19	25	25,102
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	190	185,529
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 03/03/17)[b]	50	49,812
Procter & Gamble Co. (The)
1.70%, 11/03/21	30	29,446
1.90%, 11/01/19	250	251,995
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 03/03/17)	50	50,000

		746,199
DISTRIBUTION & WHOLESALE — 0.04%
American Builders & Contractors Supply Co. Inc.
5.63%, 04/15/21 (Call 03/03/17)[b]	50	51,437
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[b]	100	105,375
Rexel SA
5.25%, 06/15/20 (Call 03/03/17)[b]	132	136,125

		292,937
DIVERSIFIED FINANCIAL SERVICES — 2.07%
ABCL Glory Capital Ltd.
2.50%, 06/21/21[d]	200	196,376
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19	150	153,375
4.25%, 07/01/20	250	259,062
4.50%, 05/15/21	150	156,187
Air Lease Corp.
2.13%, 01/15/20	45	44,457
2.63%, 09/04/18 (Call 08/04/18)	125	126,149
3.38%, 01/15/19 (Call 12/15/18)[c]	300	306,168
Aircastle Ltd.
5.13%, 03/15/21	50	52,562
6.25%, 12/01/19	50	54,250
Airvessel Finance Holding Ltd.
3.25%, 08/11/19[d]	200	203,961
Alliance Data Systems Corp.
5.25%, 12/01/17[b]	50	50,813
5.88%, 11/01/21 (Call 11/01/18)[b]	75	77,437

Security	Principal (000s)	Value
Ally Financial Inc.
3.25%, 02/13/18	$100	$101,125
3.60%, 05/21/18	100	101,500
3.75%, 11/18/19	150	152,437
4.13%, 03/30/20	25	25,406
4.25%, 04/15/21	100	101,000
4.75%, 09/10/18	50	51,625
8.00%, 12/31/18	50	54,625
8.00%, 03/15/20	108	122,817
American Express Co.
1.55%, 05/22/18	200	199,642
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	100	99,149
1.80%, 07/31/18 (Call 06/30/18)	100	100,115
1.88%, 11/05/18 (Call 10/05/18)	35	35,073
2.13%, 03/18/19	100	100,465
2.25%, 05/05/21 (Call 04/04/21)	50	49,340
2.38%, 05/26/20 (Call 04/25/20)	325	325,741
Series F
2.60%, 09/14/20 (Call 08/14/20)	200	201,766
Ameriprise Financial Inc.
5.30%, 03/15/20	205	222,429
Azure Nova International Finance Ltd.
2.63%, 11/01/21[d]	200	194,477
Azure Orbit II International Finance Ltd.
3.38%, 04/25/19[d]	400	409,761
BOC Aviation Ltd.
2.38%, 09/15/21 (Call 08/15/21)[d]	200	192,631
3.00%, 03/30/20[d]	200	200,199
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.
7.75%, 02/15/18 (Call 02/15/17)[b]	25	25,000
CCBL Cayman 1 Corp. Ltd.
2.75%, 05/31/21[d]	200	196,159
CDP Financial Inc.
4.40%, 11/25/19[b]	250	266,884
Charles Schwab Corp. (The)
4.45%, 07/22/20	250	267,390
Charming Light Investments Ltd.
2.38%, 08/30/21[d]	200	192,679
China Cinda Finance 2015 I Ltd.
3.13%, 04/23/20[d]	200	200,036

92

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
China Great Wall International Holdings III Ltd.
2.63%, 10/27/21[d]	$200	$192,554
CIT Group Inc.
3.88%, 02/19/19	125	127,656
4.25%, 08/15/17	150	151,500
5.25%, 03/15/18	125	129,187
5.38%, 05/15/20	60	63,825
5.50%, 02/15/19[b]	100	105,208
CITIC Securities Finance MTN Co. Ltd.
3.50%, 10/30/19[d]	200	204,492
Creditcorp
12.00%, 07/15/18 (Call 03/03/17)[b]	50	40,000
Enova International Inc.
9.75%, 06/01/21 (Call 06/01/17)	50	50,625
FBM Finance Inc.
8.25%, 08/15/21 (Call 08/15/18)[b]	50	53,375
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	400	401,116
Haitong International Finance Holdings 2015 Ltd.
3.50%, 04/21/20[d]	200	200,918
Hexion 2 US Finance Corp.
10.38%, 02/01/22 (Call 02/01/19)[b]	25	25,500
HSBC Finance Corp.
6.68%, 01/15/21	200	224,880
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 03/03/17)	150	151,687
6.00%, 08/01/20 (Call 03/03/17)	125	128,062
6.25%, 02/01/22 (Call 02/01/19)[b]	25	25,188
ICBCIL Finance Co. Ltd.
2.13%, 09/29/19[d]	200	197,862
3.20%, 11/10/20[d]	200	200,868
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[b]	39	24,668
Intercontinental Exchange Inc.
2.50%, 10/15/18	300	303,822
2.75%, 12/01/20 (Call 11/01/20)	40	40,663

Security	Principal (000s)	Value
International Lease Finance Corp.
3.88%, 04/15/18	$75	$76,313
4.63%, 04/15/21	500	522,500
6.25%, 05/15/19	200	215,500
7.13%, 09/01/18[b]	75	80,664
8.25%, 12/15/20	100	118,000
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.50%, 04/15/21 (Call 10/15/17)[b]	200	201,500
Jefferies Group LLC
5.13%, 04/13/18	125	129,095
6.88%, 04/15/21	100	113,507
KCG Holdings Inc.
6.88%, 03/15/20 (Call 03/15/17)[b]	100	99,750
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.38%, 10/01/17 (Call 04/01/17)	25	25,094
Lazard Group LLC
4.25%, 11/14/20	50	52,516
LeasePlan Corp. NV
2.88%, 01/22/19[b]	200	200,620
Macquarie Group Ltd.
3.00%, 12/03/18[b]	200	202,748
MasterCard Inc.
2.00%, 04/01/19	75	75,600
2.00%, 11/21/21 (Call 10/21/21)	125	123,959
Nasdaq Inc.
5.55%, 01/15/20	150	162,019
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	100	99,014
2.15%, 02/01/19 (Call 01/01/19)	100	100,658
2.30%, 11/01/20 (Call 10/01/20)	100	99,592
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 03/03/17)	50	50,750
6.50%, 07/01/21 (Call 03/03/17)	25	25,469
7.88%, 10/01/20 (Call 03/03/17)	50	52,000
9.63%, 05/01/19 (Call 03/03/17)	35	36,444
Navient Corp.
4.88%, 06/17/19[c]	100	100,688
5.00%, 10/26/20	50	49,625

93

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
5.50%, 01/15/19	$75	$76,695
5.88%, 03/25/21	10	10,038
6.63%, 07/26/21	75	76,312
7.25%, 01/25/22	50	51,437
8.00%, 03/25/20	100	107,500
8.45%, 06/15/18	150	159,690
Series A
5.00%, 06/15/18 (Call 06/15/17)	16	16,000
NewStar Financial Inc.
7.25%, 05/01/20 (Call 05/01/17)	25	25,188
Nomura Holdings Inc.
2.75%, 03/19/19	125	126,222
6.70%, 03/04/20	100	111,729
Ocwen Loan Servicing LLC
8.38%, 11/15/22 (Call 11/15/18)[b]	25	25,375
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 03/03/17)[b]	50	51,875
7.25%, 12/15/21 (Call 12/15/17)[b]	50	51,063
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[d]	200	222,250
Protective Life Global Funding
2.00%, 09/14/21[b]	250	242,249
Speedy Cash Intermediate Holdings Corp.
10.75%, 05/15/18 (Call 03/03/17)[b]	50	51,125
Springleaf Finance Corp.
6.90%, 12/15/17	200	206,000
7.75%, 10/01/21[c]	100	104,250
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	70	70,379
3.00%, 08/15/19 (Call 07/15/19)	250	253,320
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 03/03/17)[b]	15	13,763
USAA Capital Corp.
2.00%, 06/01/21[b]	150	147,283
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	245	245,948
Walter Investment Management Corp.
7.88%, 12/15/21 (Call 03/03/17)	25	20,500

		14,393,740

Security	Principal (000s)	Value
ELECTRIC — 1.72%
Abu Dhabi National Energy Co. PJSC
2.50%, 01/12/18[b]	$200	$200,815
AES Corp./VA
7.38%, 07/01/21 (Call 06/01/21)	50	56,250
8.00%, 06/01/20	50	57,563
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	100	100,659
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	100	99,970
8.75%, 03/01/19	50	56,703
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	100	100,468
5.75%, 04/01/18	25	26,209
Black Hills Corp.
2.50%, 01/11/19	100	100,582
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	150	146,852
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[d]	200	201,440
6.88%, 07/30/19[d]	100	106,500
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	100	100,790
5.80%, 03/15/18	100	104,672
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	750	733,575
Consumers Energy Co.
6.13%, 03/15/19	250	272,085
DEWA Sukuk 2013 Ltd.
3.00%, 03/05/18[d]	200	201,524
Dominion Resources Inc./VA
1.90%, 06/15/18	118	117,980
2.75%, 01/15/22 (Call 12/15/21)	250	250,513
2.96%, 07/01/19[h]	105	106,349
Series B
1.60%, 08/15/19	75	73,981
DPL Inc.
6.75%, 10/01/19 (Call 09/01/19)	15	15,300
7.25%, 10/15/21 (Call 07/15/21)	110	114,565
DTE Energy Co.
1.50%, 10/01/19	175	171,999

94

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	$50	$48,153
5.05%, 09/15/19	75	80,457
Duke Energy Florida LLC
1.85%, 01/15/20	585	586,585
Dynegy Inc.
6.75%, 11/01/19 (Call 05/01/17)	205	210,381
E.ON International Finance BV
5.80%, 04/30/18[b]	100	104,551
EDP Finance BV
4.90%, 10/01/19[b]	100	105,047
Electricite de France SA
2.15%, 01/22/19[b]	300	300,403
2.35%, 10/13/20 (Call 09/13/20)[b]	100	99,251
6.50%, 01/26/19[b]	75	81,417
Emera U.S. Finance LP
2.15%, 06/15/19	25	24,958
Entergy Texas Inc.
7.13%, 02/01/19	150	164,882
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[d]	200	199,258
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	200	198,348
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	100	98,722
2.85%, 06/15/20 (Call 05/15/20)	375	379,864
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	376	380,869
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)[b]	190	183,690
GenOn Energy Inc.
9.50%, 10/15/18	50	38,000
Georgia Power Co.
1.95%, 12/01/18	100	100,458
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	140	148,833
Israel Electric Corp. Ltd.
9.38%, 01/28/20[d]	200	235,876
Jersey Central Power & Light Co.
7.35%, 02/01/19	100	108,982
Korea East-West Power Co. Ltd.
2.63%, 11/27/18[d]	200	201,979

Security	Principal (000s)	Value
LG&E & KU Energy LLC
4.38%, 10/01/21 (Call 07/01/21)	$250	$265,177
Majapahit Holding BV
7.75%, 01/20/20[d]	200	224,400
MidAmerican Energy Co.
5.30%, 03/15/18	50	52,076
Nevada Power Co.
6.50%, 08/01/18	100	107,086
7.13%, 03/15/19	30	33,247
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	45	44,901
2.30%, 04/01/19	115	115,745
Northern States Power Co./MN
2.20%, 08/15/20 (Call 07/15/20)	30	30,020
NRG Energy Inc.
7.88%, 05/15/21 (Call 03/03/17)[c]	23	23,863
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	200	207,430
8.25%, 10/15/18	100	110,455
Perusahaan Listrik Negara PT
5.50%, 11/22/21[d]	200	215,576
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	75	75,511
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	75	74,957
Progress Energy Inc.
7.05%, 03/15/19	400	440,852
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	175	175,791
Public Service Electric & Gas Co.
2.30%, 09/15/18 (Call 08/15/18)	100	101,148
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	150	145,214
Southern Co. (The)
1.55%, 07/01/18	150	149,392
1.85%, 07/01/19	50	49,784
2.35%, 07/01/21 (Call 06/01/21)	220	216,383
2.45%, 09/01/18	100	100,869
2.75%, 06/15/20 (Call 05/15/20)	150	151,351
Southern Power Co.
2.50%, 12/15/21 (Call 11/15/21)	250	245,312

95

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Southwestern Public Service Co.
Series G
8.75%, 12/01/18	$150	$167,673
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/19[d]	400	405,345
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	50	40,625
4.63%, 07/15/19 (Call 03/03/17)[b,c]	100	96,750
6.50%, 05/01/18	50	51,875
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	45	45,123
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	25	25,048
Wisconsin Public Service Corp.
1.65%, 12/04/18	150	150,036

		11,937,323
ELECTRICAL COMPONENTS & EQUIPMENT — 0.00%
Artesyn Embedded Technologies Inc.
9.75%, 10/15/20 (Call 03/03/17)[b]	20	18,800
GrafTech International Ltd.
6.38%, 11/15/20 (Call 03/03/17)	9	7,403

		26,203
ELECTRONICS — 0.13%
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	75	76,138
Corning Inc.
1.50%, 05/08/18	40	39,941
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)[b]	165	162,771
Honeywell International Inc.
1.40%, 10/30/19	200	198,506
1.85%, 11/01/21 (Call 10/01/21)	100	97,918
Jabil Circuit Inc.
8.25%, 03/15/18	125	133,594
Kemet Corp.
10.50%, 05/01/18 (Call 03/03/17)	25	25,062
Sanmina Corp.
4.38%, 06/01/19[b]	27	27,810

Security	Principal (000s)	Value
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	$55	$55,062
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)	60	60,505

		877,307
ENERGY — ALTERNATE SOURCES — 0.01%
Enviva Partners LP/Enviva Partners Finance Corp.
8.50%, 11/01/21 (Call 11/01/18)[b]	50	53,625

		53,625
ENGINEERING & CONSTRUCTION — 0.04%
CSCEC Finance Cayman II Ltd.
2.70%, 06/14/21[d]	200	196,583
Michael Baker International LLC/CDL Acquisition Co. Inc.
8.25%, 10/15/18 (Call 03/03/17)[b]	50	50,500
Tutor Perini Corp.
7.63%, 11/01/18 (Call 03/03/17)	36	36,270

		283,353
ENTERTAINMENT — 0.10%
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[c]	100	103,500
4.88%, 11/01/20 (Call 08/01/20)	50	52,500
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 03/15/19 (Call 03/03/17)[b]	50	52,375
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[b]	200	211,500
Mood Media Corp.
9.25%, 10/15/20 (Call 03/03/17)[b]	25	15,875
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%, 08/15/21 (Call 08/15/18)[b]	25	25,688
Scientific Games Corp.
8.13%, 09/15/18 (Call 03/03/17)	100	100,500
Scientific Games International Inc.
6.25%, 09/01/20 (Call 03/03/17)	9	8,370
7.00%, 01/01/22 (Call 01/01/18)[b]	50	53,437
Six Flags Entertainment Corp.
5.25%, 01/15/21 (Call 03/03/17)[b]	50	51,375

		675,120

96

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.08%
Clean Harbors Inc.
5.25%, 08/01/20 (Call 03/03/17)	$50	$51,288
Covanta Holding Corp.
7.25%, 12/01/20 (Call 03/03/17)	50	51,475
GFL Environmental Inc.
9.88%, 02/01/21 (Call 02/01/18)[b]	50	54,375
Republic Services Inc.
5.50%, 09/15/19	150	162,964
Tervita Escrow Corp.
7.63%, 12/01/21 (Call 12/01/18)[b]	50	51,875
Waste Management Inc.
4.75%, 06/30/20	100	107,925
6.10%, 03/15/18	100	105,033

		584,935
FOOD — 0.49%
BI-LO LLC/BI-LO Finance Corp.
9.25%, 02/15/19 (Call 03/03/17)[b]	76	62,685
Bumble Bee Holdings Inc.
9.00%, 12/15/17 (Call 03/03/17)[b]	25	24,937
Dole Food Co. Inc.
7.25%, 05/01/19 (Call 03/03/17)[b]	25	25,515
General Mills Inc.
2.20%, 10/21/19	225	226,321
JBS Investments GmbH
7.75%, 10/28/20 (Call 10/28/17)[d]	200	211,500
JBS USA LUX SA/JBS USA Finance Inc.
7.25%, 06/01/21 (Call 03/03/17)[b]	150	154,950
8.25%, 02/01/20 (Call 03/03/17)[b]	50	51,250
JM Smucker Co. (The)
2.50%, 03/15/20	100	100,832
Kellogg Co.
3.25%, 05/21/18	50	50,986
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	275	278,152
5.38%, 02/10/20	50	54,047
Kroger Co. (The)
1.50%, 09/30/19	100	98,546
2.30%, 01/15/19 (Call 12/15/18)	50	50,398
2.60%, 02/01/21 (Call 01/01/21)	350	348,960
Marfrig Holdings Europe BV
6.88%, 06/24/19 (Call 06/24/17)[d]	200	208,900

Security	Principal (000s)	Value
Mondelez International Holdings Netherlands BV
2.00%, 10/28/21 (Call 09/28/21)[b]	$250	$240,469
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
4.88%, 05/01/21 (Call 03/03/17)	25	25,656
Safeway Inc.
5.00%, 08/15/19	18	18,180
Shearer’s Foods LLC/Chip Finance Corp.
9.00%, 11/01/19 (Call 03/03/17)[b]	25	26,230
Simmons Foods Inc.
7.88%, 10/01/21 (Call 10/01/17)[b]	50	52,375
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)	50	49,875
Sysco Corp.
1.90%, 04/01/19	35	34,956
2.60%, 10/01/20 (Call 09/01/20)	300	302,295
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	150	151,875
Unilever Capital Corp.
1.38%, 07/28/21	100	96,070
2.10%, 07/30/20	100	100,060
2.20%, 03/06/19	100	101,061
Wells Enterprises Inc.
6.75%, 02/01/20 (Call 03/03/17)[b]	6	6,210
Wm Wrigley Jr Co.
3.38%, 10/21/20 (Call 09/21/20)[b]	100	103,101
Woolworths Ltd.
4.00%, 09/22/20[b]	150	155,455

		3,411,847
FOOD SERVICE — 0.00%
Aramark Services Inc.
5.75%, 03/15/20 (Call 03/03/17)	3	3,055

		3,055
FOREST PRODUCTS & PAPER — 0.03%
Georgia-Pacific LLC
2.54%, 11/15/19 (Call 10/15/19)[b]	100	101,290
International Paper Co.
7.95%, 06/15/18	74	79,931
PH Glatfelter Co.
5.38%, 10/15/20 (Call 03/03/17)	12	12,210

97

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Tembec Industries Inc.
9.00%, 12/15/19 (Call 03/03/17)[b]	$25	$25,313

		218,744
GAS — 0.09%
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	50	50,579
2.80%, 11/15/20 (Call 10/15/20)	70	70,963
Korea Gas Corp.
1.88%, 07/18/21[d]	200	192,042
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	25	25,000
6.88%, 10/15/21 (Call 03/03/17)	50	51,500
NiSource Finance Corp.
6.40%, 03/15/18	10	10,482
Sempra Energy
1.63%, 10/07/19	65	64,304
2.40%, 03/15/20 (Call 02/15/20)	100	99,887
6.15%, 06/15/18	25	26,403
9.80%, 02/15/19	50	57,706

		648,866
HAND & MACHINE TOOLS — 0.03%
Apex Tool Group LLC
7.00%, 02/01/21 (Call 03/03/17)[b]	25	23,125
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	150	149,278
Milacron LLC/Mcron Finance Corp.
7.75%, 02/15/21 (Call 02/15/17)[b]	25	26,032

		198,435
HEALTH CARE — PRODUCTS — 0.55%
Abbott Laboratories
2.00%, 03/15/20	165	163,098
2.90%, 11/30/21 (Call 10/30/21)	275	274,120
Alere Inc.
6.50%, 06/15/20 (Call 03/03/17)	50	49,895
7.25%, 07/01/18 (Call 03/03/17)	50	50,563
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	125	120,315
Becton Dickinson and Co.
1.80%, 12/15/17	348	348,892
2.68%, 12/15/19	50	50,788

Security	Principal (000s)	Value
Boston Scientific Corp.
2.65%, 10/01/18	$50	$50,600
2.85%, 05/15/20	150	151,807
6.00%, 01/15/20	175	192,250
Danaher Corp.
1.65%, 09/15/18	375	375,195
DJO Finance LLC/DJO Finance Corp.
10.75%, 04/15/20 (Call 02/16/17)	50	42,000
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[b]	50	43,250
Edwards Lifesciences Corp.
2.88%, 10/15/18	50	50,702
Kinetic Concepts Inc./KCI USA Inc.
9.63%, 10/01/21 (Call 10/01/18)[b]	100	107,200
12.50%, 11/01/21 (Call 05/01/19)[b]	100	111,500
Life Technologies Corp.
6.00%, 03/01/20	50	54,643
Mallinckrodt International Finance SA
3.50%, 04/15/18	25	24,875
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[b,c]	50	49,250
Medtronic Inc.
1.38%, 04/01/18	50	49,946
1.50%, 03/15/18	300	299,910
2.50%, 03/15/20	250	253,130
St. Jude Medical Inc.
2.00%, 09/15/18	100	100,097
2.80%, 09/15/20 (Call 08/15/20)	50	50,201
Stryker Corp.
2.00%, 03/08/19	100	100,181
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	250	252,488
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 03/03/17)	50	49,625
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	135	135,275
2.70%, 04/01/20 (Call 03/01/20)	200	201,208

		3,803,004
HEALTH CARE — SERVICES — 0.61%
Aetna Inc.
1.70%, 06/07/18	25	25,004
1.90%, 06/07/19	125	125,311

98

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
2.20%, 03/15/19 (Call 02/15/19)	$50	$50,282
2.40%, 06/15/21 (Call 05/15/21)	250	250,958
Anthem Inc.
2.25%, 08/15/19	100	100,059
2.30%, 07/15/18	50	50,278
4.35%, 08/15/20	100	105,694
Centene Corp.
5.63%, 02/15/21 (Call 02/15/18)	95	99,731
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 03/03/17)[c]	11	11,034
5.13%, 08/01/21 (Call 03/03/17)[c]	75	70,687
7.13%, 07/15/20 (Call 03/03/17)	100	82,000
8.00%, 11/15/19 (Call 03/03/17)[c]	150	133,500
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[b]	50	51,250
5.63%, 07/31/19[b]	45	47,981
6.50%, 09/15/18[b]	50	53,000
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[b]	100	108,000
HCA Holdings Inc.
6.25%, 02/15/21	100	107,250
HCA Inc.
3.75%, 03/15/19	150	152,625
4.25%, 10/15/19	50	51,750
6.50%, 02/15/20	176	192,280
8.00%, 10/01/18	50	54,500
Humana Inc.
6.30%, 08/01/18	25	26,595
IASIS Healthcare LLC/IASIS Capital Corp.
8.38%, 05/15/19 (Call 03/03/17)	50	47,625
Kindred Healthcare Inc.
8.00%, 01/15/20	50	49,250
Laboratory Corp. of America Holdings
2.63%, 02/01/20	100	100,393
LifePoint Health Inc.
5.50%, 12/01/21 (Call 03/03/17)	50	51,250
Opal Acquisition Inc.
8.88%, 12/15/21 (Call 03/03/17)[b]	50	42,875
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	100	100,104
2.70%, 04/01/19	125	126,499

Security	Principal (000s)	Value
Roche Holdings Inc.
2.25%, 09/30/19 (Call 08/30/19)[b]	$200	$202,119
Select Medical Corp.
6.38%, 06/01/21 (Call 03/03/17)	50	49,500
Surgery Center Holdings Inc.
8.88%, 04/15/21 (Call 04/15/18)[b]	50	54,125
Tenet Healthcare Corp.
4.38%, 10/01/21	100	100,563
5.00%, 03/01/19	50	49,188
5.50%, 03/01/19	200	198,874
6.00%, 10/01/20	150	158,250
6.75%, 02/01/20	29	28,783
7.50%, 01/01/22 (Call 01/01/19)[b]	50	53,625
8.00%, 08/01/20 (Call 03/03/17)	75	75,469
UnitedHealth Group Inc.
2.13%, 03/15/21	75	74,127
2.30%, 12/15/19	25	25,226
2.70%, 07/15/20	500	508,340
6.00%, 02/15/18	95	99,348
Universal Health Services Inc.
3.75%, 08/01/19[b]	25	25,500
WellCare Health Plans Inc.
5.75%, 11/15/20 (Call 03/03/17)	50	51,562

		4,222,364
HOLDING COMPANIES — DIVERSIFIED — 0.20%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	100	101,803
HRG Group Inc.
7.75%, 01/15/22 (Call 03/03/17)	100	105,125
7.88%, 07/15/19 (Call 03/03/17)	50	52,250
Huarong Finance II Co. Ltd.
4.50%, 01/16/20[d]	400	411,861
Hutchison Whampoa International 09/19 Ltd.
5.75%, 09/11/19[b]	200	218,350
Noble Group Ltd.
6.75%, 01/29/20[b]	100	88,990
State Elite Global Ltd.
2.25%, 10/20/21[d]	200	193,543
Wharf Finance Ltd.
3.50%, 01/23/19[d]	200	205,278

		1,377,200

99

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
HOME BUILDERS — 0.17%
Beazer Homes USA Inc.
5.75%, 06/15/19 (Call 03/15/19)	$50	$52,000
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 03/03/17)[b]	50	51,500
CalAtlantic Group Inc.
6.63%, 05/01/20	15	16,463
8.38%, 05/15/18	50	53,625
8.38%, 01/15/21	50	58,250
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	50	51,306
4.00%, 02/15/20	25	25,931
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 03/03/17)[b]	50	48,365
9.13%, 11/15/20 (Call 03/03/17)[b]	15	12,225
KB Home
4.75%, 05/15/19 (Call 02/15/19)	100	102,125
7.00%, 12/15/21 (Call 09/15/21)	25	26,938
9.10%, 09/15/17	17	17,680
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	85	85,718
4.50%, 06/15/19 (Call 04/16/19)	100	103,700
4.50%, 11/15/19 (Call 08/15/19)	25	25,938
4.75%, 04/01/21 (Call 02/01/21)	45	46,688
6.95%, 06/01/18	25	26,508
Mattamy Group Corp.
6.50%, 11/15/20 (Call 03/03/17)[b]	50	51,125
Meritage Homes Corp.
7.15%, 04/15/20	25	27,375
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	50	51,375
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 03/03/17)[b]	50	51,359
Toll Brothers Finance Corp.
8.91%, 10/15/17	50	52,312
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	108	109,890
William Lyon Homes Inc.
8.50%, 11/15/20 (Call 03/03/17)	50	52,312

		1,200,708

Security	Principal (000s)	Value
HOUSEHOLD PRODUCTS & WARES — 0.03%
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	$50	$50,344
Kimberly-Clark Corp.
1.40%, 02/15/19	55	54,674
2.15%, 08/15/20	85	85,392

		190,410
HOUSEWARES — 0.05%
Newell Brands Inc.
2.15%, 10/15/18	75	75,355
2.60%, 03/29/19	250	252,920
3.15%, 04/01/21 (Call 03/01/21)	30	30,479

		358,754
INSURANCE — 0.82%
Aflac Inc.
2.40%, 03/16/20	100	100,608
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	250	251,370
3.30%, 03/01/21 (Call 02/01/21)	350	358,743
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	600	600,804
2.90%, 10/15/20	250	257,785
5.40%, 05/15/18	200	209,850
Berkshire Hathaway Inc.
1.55%, 02/09/18	50	50,090
China Life Insurance Co. Ltd.
VRN, (5 year CMT + 2.294%)
4.00%, 07/03/75 (Call 07/03/20)[d]	200	197,269
CNA Financial Corp.
5.88%, 08/15/20	150	165,834
CNO Financial Group Inc.
4.50%, 05/30/20	50	51,375
Genworth Holdings Inc.
6.52%, 05/22/18	50	49,000
7.20%, 02/15/21	25	23,125
7.63%, 09/24/21	100	92,250
7.70%, 06/15/20	25	24,000
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	100	109,203
6.00%, 01/15/19	100	107,537

100

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Hub Holdings LLC/Hub Holdings Finance Inc. 8.13% (8.88% PIK)
8.13%, 07/15/19 (Call 03/03/17)[b,e]	$50	$50,250
HUB International Ltd.
7.88%, 10/01/21 (Call 03/03/17)[b]	75	78,562
Jackson National Life Global Funding
2.60%, 12/09/20[b]	200	200,943
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	200	200,944
MassMutual Global Funding II
2.45%, 11/23/20[b]	250	249,780
Metropolitan Life Global Funding I
1.88%, 06/22/18[b]	250	250,989
1.95%, 12/03/18[b]	150	150,381
1.95%, 09/15/21[b]	250	242,783
2.50%, 12/03/20[b]	150	150,332
New York Life Global Funding
1.55%, 11/02/18[b]	194	193,578
2.15%, 06/18/19[b]	150	150,842
Pricoa Global Funding I
1.90%, 09/21/18[b]	300	300,725
Principal Life Global Funding II
2.63%, 11/19/20[b]	100	100,917
Prudential Financial Inc.
4.50%, 11/16/21	210	226,544
Radian Group Inc.
5.25%, 06/15/20	50	52,250
Reliance Standard Life Global Funding II
2.38%, 05/04/20[b]	100	98,993
Travelers Companies Inc. (The)
5.80%, 05/15/18	50	52,582
USI Inc./NY
7.75%, 01/15/21 (Call 03/03/17)[b]	50	51,063
Voya Financial Inc.
2.90%, 02/15/18	77	77,873
WR Berkley Corp.
7.38%, 09/15/19	100	111,315
XLIT Ltd.
2.30%, 12/15/18	25	25,145

		5,665,634

Security	Principal (000s)	Value
INTERNET — 0.23%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	$200	$201,050
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	75	76,503
Baidu Inc.
3.00%, 06/30/20	200	201,726
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	250	250,657
2.88%, 08/01/21 (Call 06/01/21)	250	249,810
IAC/InterActiveCorp
4.88%, 11/30/18 (Call 03/03/17)	42	42,630
Netflix Inc.
5.38%, 02/01/21	25	26,844
Symantec Corp.
4.20%, 09/15/20	245	252,370
Tencent Holdings Ltd.
3.38%, 05/02/19[d]	200	204,493
TIBCO Software Inc.
11.38%, 12/01/21 (Call 12/01/17)[b]	100	110,000

		1,616,083
IRON & STEEL — 0.37%
AK Steel Corp.
7.63%, 05/15/20 (Call 03/03/17)[c]	75	76,500
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	75	73,875
ArcelorMittal
6.25%, 08/05/20	75	81,187
6.50%, 03/01/21	100	109,250
10.85%, 06/01/19	75	88,031
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC
6.50%, 05/15/21 (Call 05/15/18)[b]	50	52,937
CITIC Ltd.
VRN, (5 year CMT + 7.816%)
8.63%, 05/29/49 (Call 11/22/18)[d]	200	218,454
Cliffs Natural Resources Inc.
7.75%, 03/31/20 (Call 03/31/17)[b]	25	25,766
8.00%, 09/30/20 (Call 09/30/17)[b]	50	52,000
8.25%, 03/31/20 (Call 03/31/18)[b]	100	108,250
Commercial Metals Co.
7.35%, 08/15/18	25	26,812

101

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
CSN Islands XI Corp.
6.88%, 09/21/19[d]	$100	$87,950
Evraz Group SA
6.50%, 04/22/20[d]	200	212,250
Evraz Inc. N.A. Canada
7.50%, 11/15/19 (Call 05/15/17)[b]	25	25,375
Gerdau Trade Inc.
5.75%, 01/30/21[d]	200	209,500
Metalloinvest Finance DAC
5.63%, 04/17/20[d]	200	209,500
Severstal OAO Via Steel Capital SA
4.45%, 03/19/18[d]	200	203,985
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)	75	77,625
U.S. Steel Corp.
6.88%, 04/01/21 (Call 04/01/17)	41	41,769
7.38%, 04/01/20[c]	75	80,344
8.38%, 07/01/21 (Call 07/01/18)[b]	50	55,500
Vale Overseas Ltd.
4.63%, 09/15/20	200	207,750
5.88%, 06/10/21	250	267,500

		2,592,110
LEISURE TIME — 0.04%
Carnival Corp.
3.95%, 10/15/20	100	105,345
Gibson Brands Inc.
8.88%, 08/01/18 (Call 03/03/17)[b]	25	22,750
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[b]	50	51,125
4.75%, 12/15/21 (Call 12/15/18)[b]	75	75,622

		254,842
LODGING — 0.17%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 03/03/17)	50	52,188
11.00%, 10/01/21 (Call 03/03/17)	100	108,875
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[b]	75	76,687
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	80	80,472
3.00%, 03/01/19 (Call 12/01/18)	100	101,776

Security	Principal (000s)	Value
MCE Finance Ltd.
5.00%, 02/15/21 (Call 03/03/17)[b]	$200	$201,000
MGM Resorts International
5.25%, 03/31/20[c]	75	78,844
6.75%, 10/01/20	125	138,437
8.63%, 02/01/19	100	111,000
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	25	25,153
Wynn Macau Ltd.
5.25%, 10/15/21 (Call 03/03/17)[b]	200	204,126

		1,178,558
MACHINERY — 0.44%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 03/03/17)[b]	50	49,375
Briggs & Stratton Corp.
6.88%, 12/15/20	14	15,260
Caterpillar Financial Services Corp.
1.35%, 05/18/19	150	148,371
1.50%, 02/23/18	50	49,984
2.10%, 06/09/19	100	100,531
2.10%, 01/10/20	100	100,240
2.50%, 11/13/20	250	250,790
7.05%, 10/01/18	75	81,466
7.15%, 02/15/19	200	220,856
Caterpillar Inc.
7.90%, 12/15/18	75	83,330
Cleaver-Brooks Inc.
8.75%, 12/15/19 (Call 03/03/17)[b]	15	15,694
CNH Industrial Capital LLC
3.38%, 07/15/19	100	101,000
3.63%, 04/15/18	100	101,500
3.88%, 07/16/18	100	101,750
3.88%, 10/15/21	100	99,370
4.88%, 04/01/21	50	52,062
Gardner Denver Inc.
6.88%, 08/15/21 (Call 03/03/17)[b]	100	99,750
John Deere Capital Corp.
1.25%, 10/09/19	100	98,413
1.30%, 03/12/18	150	149,760
1.70%, 01/15/20	50	49,553
1.95%, 12/13/18	300	301,470
2.05%, 03/10/20	100	99,727
2.38%, 07/14/20	80	80,420

102

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
2.65%, 01/06/22	$55	$55,273
5.75%, 09/10/18	25	26,612
Series 0014
2.45%, 09/11/20	100	100,602
Joy Global Inc.
5.13%, 10/15/21	50	54,312
Roper Technologies Inc.
2.05%, 10/01/18	300	301,176
Terex Corp.
6.00%, 05/15/21 (Call 02/15/17)	50	51,395
6.50%, 04/01/20 (Call 04/03/17)	15	15,354
Xerium Technologies Inc.
9.50%, 08/15/21 (Call 08/15/18)	25	25,188

		3,080,584
MANUFACTURING — 0.35%
3M Co.
1.38%, 08/07/18	50	49,999
1.63%, 06/15/19	150	150,431
2.00%, 08/07/20	100	100,523
Bombardier Inc.
4.75%, 04/15/19[b]	50	50,875
7.75%, 03/15/20[b]	50	53,187
8.75%, 12/01/21[b]	125	135,156
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	200	202,246
4.38%, 09/16/20	150	161,187
4.63%, 01/07/21	50	54,321
4.65%, 10/17/21	325	356,827
5.50%, 01/08/20	100	109,913
5.63%, 05/01/18	375	394,474
LSB Industries Inc.
8.50%, 08/01/19 (Call 03/03/17)[h]	22	21,175
Pentair Finance SA
3.63%, 09/15/20 (Call 08/15/20)	100	102,322
Siemens Financieringsmaatschappij NV
1.45%, 05/25/18[b]	250	249,751
1.70%, 09/15/21[b]	250	240,529
Techniplas LLC
10.00%, 05/01/20 (Call 11/01/17)[b]	31	29,140

		2,462,056

Security	Principal (000s)	Value
MEDIA — 1.00%
21st Century Fox America Inc.
6.90%, 03/01/19	$200	$219,216
Cablevision Systems Corp.
7.75%, 04/15/18	50	52,625
8.00%, 04/15/20[c]	50	55,260
8.63%, 09/15/17[c]	50	51,844
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	100	100,290
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 03/03/17)[b]	100	101,250
6.38%, 09/15/20 (Call 03/03/17)[b]	100	102,750
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	100	102,500
Clear Channel Worldwide Holdings Inc.
Series B
7.63%, 03/15/20 (Call 03/03/17)	175	175,437
Comcast Corp.
5.70%, 05/15/18	425	447,312
5.70%, 07/01/19	100	109,031
Cox Communications Inc.
9.38%, 01/15/19[b]	50	56,305
CSC Holdings LLC
6.75%, 11/15/21	100	108,600
7.63%, 07/15/18	50	53,625
Discovery Communications LLC
5.05%, 06/01/20	200	215,586
DISH DBS Corp.
4.25%, 04/01/18	50	51,000
5.13%, 05/01/20	75	77,062
6.75%, 06/01/21	150	161,157
7.88%, 09/01/19	125	137,656
Historic TW Inc.
6.88%, 06/15/18	25	26,704
iHeartCommunications Inc.
6.88%, 06/15/18	20	14,600
9.00%, 12/15/19 (Call 03/03/17)	100	83,687
9.00%, 03/01/21 (Call 03/03/17)	150	112,125

103

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
10.00%, 01/15/18 (Call 03/03/17)	$50	$39,125
11.25%, 03/01/21 (Call 03/03/17)	25	19,563
MHGE Parent LLC/MHGE Parent Finance Inc.
8.50%, 08/01/19 (Call 03/03/17)[b]	30	28,500
Myriad International Holdings BV
6.00%, 07/18/20[d]	200	216,168
NBCUniversal Enterprise Inc.
1.97%, 04/15/19[b]	250	250,464
NBCUniversal Media LLC
4.38%, 04/01/21	250	268,870
5.15%, 04/30/20	150	164,133
Nexstar Broadcasting Inc.
6.88%, 11/15/20 (Call 02/27/17)	50	51,855
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 03/03/17)	75	76,688
Radio One Inc.
9.25%, 02/15/20 (Call 03/03/17)[b]	25	23,375
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	210	212,927
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 03/03/17)	50	51,375
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 03/03/17)[b]	100	101,500
Spanish Broadcasting System Inc.
12.50%, 04/15/17 (Call 03/03/17)[b]	25	24,844
TEGNA Inc.
4.88%, 09/15/21 (Call 09/15/17)[b]	50	51,250
5.13%, 10/15/19 (Call 03/03/17)	25	25,625
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	200	206,250
5.00%, 02/01/20	250	265,625
8.25%, 04/01/19	200	224,000
8.75%, 02/14/19	50	56,125
Time Warner Inc.
2.10%, 06/01/19	300	300,252
4.88%, 03/15/20	100	106,915
Viacom Inc.
2.20%, 04/01/19	250	248,803
2.50%, 09/01/18	50	50,344
2.75%, 12/15/19 (Call 11/15/19)	25	25,050
3.88%, 12/15/21	100	101,888

Security	Principal (000s)	Value
Virgin Media Secured Finance PLC
5.25%, 01/15/21	$200	$212,750
Walt Disney Co. (The)
1.65%, 01/08/19	250	250,578
1.85%, 05/30/19	100	100,429
2.15%, 09/17/20	250	251,173
2.30%, 02/12/21	250	251,190
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.13%, 09/01/20 (Call 03/03/17)[b]	37	38,480
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 03/03/17)	50	52,719

		6,964,455
METAL FABRICATE & HARDWARE — 0.06%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	150	150,714
TMK OAO Via TMK Capital SA
6.75%, 04/03/20[d]	200	208,750
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 03/03/17)[b]	40	41,362

		400,826
MINING — 0.68%
Aleris International Inc.
7.88%, 11/01/20 (Call 03/03/17)	25	25,528
9.50%, 04/01/21 (Call 04/01/18)[b]	30	32,625
ALROSA Finance SA
7.75%, 11/03/20[d]	200	226,500
Anglo American Capital PLC
3.63%, 05/14/20[b]	200	201,500
AngloGold Ashanti Holdings PLC
5.38%, 04/15/20	73	76,431
Barminco Finance Pty Ltd.
9.00%, 06/01/18[b]	25	26,063
Barrick North America Finance LLC
4.40%, 05/30/21	375	399,311
BHP Billiton Finance USA Ltd.
2.05%, 09/30/18	100	100,499
6.50%, 04/01/19	325	357,243

104

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Century Aluminum Co.
7.50%, 06/01/21 (Call 03/03/17)[b]	$50	$50,375
Chinalco Capital Holdings Ltd.
4.00%, 08/25/21[d]	200	196,994
Coeur Mining Inc.
7.88%, 02/01/21 (Call 03/03/17)	12	12,360
Constellium NV
7.88%, 04/01/21 (Call 04/01/18)[b]	250	268,437
Corp. Nacional del Cobre de Chile
3.75%, 11/04/20[b]	100	103,771
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 03/03/17)[b]	50	51,125
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 03/03/17)[b]	100	102,563
7.00%, 02/15/21 (Call 02/15/18)[b]	50	51,250
Freeport-McMoRan Inc.
2.30%, 11/14/17	25	24,969
2.38%, 03/15/18	100	99,700
3.10%, 03/15/20	75	74,438
4.00%, 11/14/21	50	48,750
6.50%, 11/15/20 (Call 03/03/17)[b]	75	76,875
Glencore Funding LLC
2.88%, 04/16/20[b]	100	99,875
Hecla Mining Co.
6.88%, 05/01/21 (Call 03/03/17)	50	51,750
IAMGOLD Corp.
6.75%, 10/01/20 (Call 03/03/17)[b]	50	50,375
International Wire Group Inc.
10.75%, 08/01/21 (Call 08/01/19)[b]	25	24,000
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	50	52,000
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[b]	75	79,532
MMC Norilsk Nickel OJSC via MMC Finance DAC
5.55%, 10/28/20[d]	200	212,850
New Gold Inc.
7.00%, 04/15/20 (Call 03/03/17)[b]	50	50,500
Real Alloy Holding Inc.
10.00%, 01/15/19 (Call 01/15/18)[b]	27	27,405
Rio Tinto Finance USA Ltd.
4.13%, 05/20/21	350	372,424
9.00%, 05/01/19	300	345,225

Security	Principal (000s)	Value
Teck Resources Ltd.
3.00%, 03/01/19	$36	$36,180
4.50%, 01/15/21 (Call 10/15/20)	100	101,750
4.75%, 01/15/22 (Call 10/15/21)	25	25,625
8.00%, 06/01/21 (Call 06/01/18)[b]	80	88,200
Vedanta Resources PLC
6.00%, 01/31/19[d]	200	204,750
8.25%, 06/07/21[d]	300	325,950

		4,755,698
OFFICE & BUSINESS EQUIPMENT — 0.04%
Xerox Corp.
2.75%, 03/15/19	50	50,118
2.75%, 09/01/20	100	98,815
3.50%, 08/20/20	100	101,028
5.63%, 12/15/19	50	53,746

		303,707
OIL & GAS — 2.99%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)	100	107,275
8.70%, 03/15/19	50	56,790
Antero Resources Corp.
5.38%, 11/01/21 (Call 03/03/17)	150	153,937
Atwood Oceanics Inc.
6.50%, 02/01/20 (Call 03/03/17)	25	23,844
Baytex Energy Corp.
5.13%, 06/01/21 (Call 06/01/17)[b]	50	46,250
BG Energy Capital PLC
4.00%, 10/15/21[b]	200	212,255
BP Capital Markets PLC
1.38%, 05/10/18	50	49,850
2.11%, 09/16/21 (Call 08/16/21)	80	78,467
2.24%, 05/10/19	200	201,132
2.32%, 02/13/20	300	301,095
4.50%, 10/01/20	100	107,520
4.75%, 03/10/19	200	211,574
British Transco Finance Inc.
6.63%, 06/01/18	250	265,587
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)	50	43,250
7.63%, 01/15/22 (Call 01/15/18)	25	21,500
11.50%, 01/15/21 (Call 04/15/18)[b]	100	115,750

105

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Canadian Natural Resources Ltd.
5.90%, 02/01/18	$125	$129,704
Canbriam Energy Inc.
9.75%, 11/15/19 (Call 05/15/17)[b]	50	52,563
Carrizo Oil & Gas Inc.
7.50%, 09/15/20 (Call 03/03/17)	50	51,875
Cenovus Energy Inc.
5.70%, 10/15/19	100	108,026
Chesapeake Energy Corp.
5.38%, 06/15/21 (Call 03/03/17)	50	48,000
6.13%, 02/15/21	100	98,719
6.63%, 08/15/20	25	25,125
Chevron Corp.
1.37%, 03/02/18	125	124,935
1.72%, 06/24/18 (Call 05/24/18)	350	351,148
1.96%, 03/03/20 (Call 02/03/20)	200	199,860
2.10%, 05/16/21 (Call 04/15/21)	350	346,479
2.42%, 11/17/20 (Call 10/17/20)	525	530,644
4.95%, 03/03/19	100	106,701
Citgo Holding Inc.
10.75%, 02/15/20[d]	100	106,830
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 03/03/17)	50	50,700
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	200	199,080
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	200	199,392
CNPC General Capital Ltd.
1.95%, 04/16/18[d]	200	199,211
Comstock Resources Inc. 10.00% (12.25% PIK)
10.00%, 03/15/20 (Call 03/03/17)[e]	60	63,075
ConocoPhillips
5.75%, 02/01/19	200	215,568
6.00%, 01/15/20	25	27,714
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)[c]	100	99,688
4.20%, 03/15/21 (Call 02/15/21)	50	52,928
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[b]	75	81,937
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	50	52,000

Security	Principal (000s)	Value
Dolphin Energy Ltd.
5.50%, 12/15/21[b]	$200	$220,512
Ecopetrol SA
7.63%, 07/23/19	300	336,027
Encana Corp.
6.50%, 05/15/19	50	54,250
Endeavor Energy Resources LP/EER Finance Inc.
7.00%, 08/15/21 (Call 03/03/17)[b]	50	52,375
Energen Corp.
4.63%, 09/01/21 (Call 06/01/21)	50	49,688
Ensco PLC
8.00%, 01/31/24 (Call 10/31/23)[b,c]	64	66,405
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	100	100,193
4.10%, 02/01/21	100	105,428
6.88%, 10/01/18	75	80,986
EP Energy LLC/Everest Acquisition Finance Inc.
9.38%, 05/01/20 (Call 03/03/17)	125	125,000
EQT Corp.
8.13%, 06/01/19	50	56,167
EV Energy Partners LP/EV Energy Finance Corp.
8.00%, 04/15/19 (Call 03/03/17)	100	78,500
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp.
7.88%, 07/15/21 (Call 07/15/18)[b]	50	53,500
Exxon Mobil Corp.
1.31%, 03/06/18	125	125,042
1.44%, 03/01/18	65	65,093
1.71%, 03/01/19	450	450,994
1.82%, 03/15/19 (Call 02/15/19)	9	9,041
1.91%, 03/06/20 (Call 02/06/20)	250	250,028
Gazprom OAO Via Gaz Capital SA
3.85%, 02/06/20[d]	200	203,820
9.25%, 04/23/19[d]	300	340,326
Great Western Petroleum LLC/Great Western Finance Corp.
9.00%, 09/30/21 (Call 03/31/19)[b]	50	53,000
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[d]	100	108,400

106

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
KazMunayGas National Co. JSC
6.38%, 04/09/21[d]	$200	$217,884
7.00%, 05/05/20[d]	100	109,859
Korea National Oil Corp.
2.75%, 01/23/19[d]	200	202,250
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 03/03/17)	50	50,750
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.63%, 12/01/21 (Call 06/01/17)	25	17,688
8.00%, 12/01/20 (Call 03/03/17)	15	11,250
Lukoil International Finance BV
3.42%, 04/24/18[d]	200	202,300
7.25%, 11/05/19[d]	100	110,670
Marathon Oil Corp.
5.90%, 03/15/18	275	286,000
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	100	102,287
MEG Energy Corp.
6.50%, 03/15/21 (Call 03/15/17)[b]	50	51,335
Nabors Industries Inc.
4.63%, 09/15/21	250	255,937
6.15%, 02/15/18	25	26,063
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	500	523,835
8.25%, 03/01/19	100	112,026
Noble Holding International Ltd.
4.63%, 03/01/21	50	47,750
5.25%, 03/16/18	40	40,300
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 03/03/17)	25	22,000
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 03/03/17)	50	51,125
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	400	400,104
Series 1
4.10%, 02/01/21 (Call 11/01/20)	50	53,014
Parker Drilling Co.
7.50%, 08/01/20 (Call 03/03/17)	15	13,575
PBF Holding Co. LLC/PBF Finance Corp.
8.25%, 02/15/20 (Call 03/03/17)	50	51,188

Security	Principal (000s)	Value
Permian Resources LLC
13.00%, 11/30/20 (Call 11/30/18)[b]	$50	$59,312
Permian Resources LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 03/03/17)[b]	75	63,375
7.38%, 11/01/21 (Call 07/31/17)[b]	25	21,250
8.00%, 06/15/20 (Call 06/15/17)[b]	25	25,000
Petrobras Global Finance BV
4.88%, 03/17/20	95	96,805
5.38%, 01/27/21	300	301,965
5.75%, 01/20/20	275	286,412
8.38%, 05/23/21	500	557,500
Petroleos de Venezuela SA
8.50%, 10/27/20[d]	200	155,000
9.00%, 11/17/21[d]	250	142,500
Petroleos Mexicanos
3.50%, 07/18/18	150	151,737
3.50%, 07/23/20	300	297,540
5.50%, 02/04/19	100	104,760
5.50%, 01/21/21	500	519,635
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[b]	170	179,350
Petronas Capital Ltd.
5.25%, 08/12/19[b]	100	107,224
Petronas Global Sukuk Ltd.
2.71%, 03/18/20[d]	200	201,828
Pioneer Natural Resources Co.
7.50%, 01/15/20	50	56,924
Precision Drilling Corp.
6.50%, 12/15/21 (Call 03/03/17)	30	30,825
6.63%, 11/15/20 (Call 03/03/17)	30	30,568
Puma International Financing SA
6.75%, 02/01/21 (Call 03/03/17)[b]	200	206,742
QEP Resources Inc.
6.88%, 03/01/21[c]	50	52,875
Range Resources Corp.
5.75%, 06/01/21 (Call 03/01/21)[b]	50	52,375
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.75%, 09/30/19[b]	250	277,487
Resolute Energy Corp.
8.50%, 05/01/20 (Call 03/03/17)	25	25,500

107

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Sanchez Energy Corp.
7.75%, 06/15/21 (Call 06/15/17)	$100	$102,000
Seven Generations Energy Ltd.
8.25%, 05/15/20 (Call 03/03/17)[b]	50	53,063
Shell International Finance BV
1.38%, 05/10/19	175	173,514
1.63%, 11/10/18	350	349,961
1.75%, 09/12/21	250	242,842
1.88%, 05/10/21	500	490,195
2.00%, 11/15/18	300	301,929
2.25%, 11/10/20	150	150,330
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[d]	400	397,573
Sinopec Group Overseas Development 2016 Ltd.
2.13%, 05/03/19[d]	200	199,692
2.75%, 05/03/21[d]	200	198,119
Southwestern Energy Co.
5.80%, 01/23/20 (Call 12/23/19)	100	103,250
Statoil ASA
1.95%, 11/08/18	75	75,277
2.25%, 11/08/19	200	201,432
2.75%, 11/10/21	250	252,132
5.25%, 04/15/19	100	107,179
Suncor Energy Inc.
6.10%, 06/01/18	125	131,964
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)	50	51,125
6.25%, 04/15/21 (Call 04/15/18)	100	102,531
Total Capital International SA
2.10%, 06/19/19	200	201,188
2.13%, 01/10/19	150	151,035
Total Capital SA
4.13%, 01/28/21	100	106,499
4.45%, 06/24/20	25	26,920
Transocean Inc.
4.25%, 10/15/17	25	25,219
6.00%, 03/15/18	175	178,719
6.50%, 11/15/20[c]	50	50,750
Unit Corp.
6.63%, 05/15/21 (Call 03/03/17)	100	99,250

Security	Principal (000s)	Value
Valero Energy Corp.
6.13%, 02/01/20	$120	$132,860
9.38%, 03/15/19	50	57,412
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 03/03/17)	25	19,500
Western Refining Inc.
6.25%, 04/01/21 (Call 04/01/17)	50	51,938
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	50	50,875
5.75%, 03/15/21 (Call 12/15/20)	150	151,500
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	25	26,000
7.50%, 08/01/20 (Call 07/01/20)	100	108,500
YPF SA
8.50%, 03/23/21[d]	150	162,562
8.88%, 12/19/18[d]	50	54,890

		20,806,157
OIL & GAS SERVICES — 0.16%
Forum Energy Technologies Inc.
6.25%, 10/01/21 (Call 03/03/17)	50	50,500
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	100	100,270
6.15%, 09/15/19	100	109,976
KCA Deutag UK Finance PLC
7.25%, 05/15/21 (Call 05/15/17)[b]	200	190,500
McDermott International Inc.
8.00%, 05/01/21 (Call 05/01/17)[b]	50	51,250
PHI Inc.
5.25%, 03/15/19 (Call 03/03/17)	25	24,063
Schlumberger Holdings Corp.
2.35%, 12/21/18[b]	200	201,809
3.00%, 12/21/20 (Call 11/21/20)[b]	70	71,523
SEACOR Holdings Inc.
7.38%, 10/01/19	21	21,315
SESI LLC
6.38%, 05/01/19 (Call 03/03/17)	50	50,188
7.13%, 12/15/21 (Call 03/03/17)	50	51,312
Weatherford International Ltd.
5.13%, 09/15/20	25	23,875
7.75%, 06/15/21 (Call 05/15/21)[c]	70	72,275
9.63%, 03/01/19	50	53,750

		1,072,606

108

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
PACKAGING & CONTAINERS — 0.15%
AEP Industries Inc.
8.25%, 04/15/19 (Call 02/19/17)	$15	$15,345
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.25%, 01/31/19 (Call 03/03/17)[b]	200	203,700
Ball Corp.
4.38%, 12/15/20	100	105,062
BWAY Holding Co.
9.13%, 08/15/21 (Call 08/15/17)[b]	50	53,750
Greif Inc.
7.75%, 08/01/19	33	36,589
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[b]	50	51,688
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 03/03/17)[b]	30	25,872
Plastipak Holdings Inc.
6.50%, 10/01/21 (Call 03/03/17)[b]	50	52,188
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 03/03/17)	150	154,437
8.25%, 02/15/21 (Call 02/15/17)	35	35,702
Sealed Air Corp.
6.50%, 12/01/20 (Call 09/01/20)[b]	25	28,156
WestRock RKT Co.
4.45%, 03/01/19	250	259,562

		1,022,051
PHARMACEUTICALS — 1.11%
AbbVie Inc.
1.80%, 05/14/18	250	250,443
2.00%, 11/06/18	150	150,487
2.30%, 05/14/21 (Call 04/14/21)	180	177,224
2.50%, 05/14/20 (Call 04/14/20)	150	150,756
Actavis Funding SCS
2.35%, 03/12/18	100	100,632
3.00%, 03/12/20 (Call 02/12/20)	465	472,375
AstraZeneca PLC
2.38%, 11/16/20	100	99,942
Bayer U.S. Finance LLC
2.38%, 10/08/19[b]	200	200,653

Security	Principal (000s)	Value
BioScrip Inc.
8.88%, 02/15/21 (Call 03/03/17)	$27	$21,195
Capsugel SA 7.00% (7.75% PIK)
7.00%, 05/15/19 (Call 02/16/17)[b,e]	39	39,195
Cardinal Health Inc.
1.70%, 03/15/18	25	24,994
1.95%, 06/15/18	35	35,092
Eli Lilly & Co.
1.25%, 03/01/18	125	124,930
1.95%, 03/15/19	25	25,156
EMD Finance LLC
2.40%, 03/19/20 (Call 02/19/20)[b]	100	99,776
Express Scripts Holding Co.
2.25%, 06/15/19	200	200,590
3.30%, 02/25/21 (Call 01/25/21)	25	25,464
4.75%, 11/15/21	250	267,965
Forest Laboratories LLC
5.00%, 12/15/21 (Call 09/16/21)[b]	250	270,446
Forest Laboratories LLC
4.38%, 02/01/19 (Call 11/03/18)[b]	100	103,842
Johnson & Johnson
1.65%, 12/05/18	150	150,676
1.65%, 03/01/21 (Call 02/01/21)	230	226,465
McKesson Corp.
1.40%, 03/15/18	200	199,000
Mead Johnson Nutrition Co.
3.00%, 11/15/20	30	30,353
4.90%, 11/01/19	50	53,575
Merck & Co. Inc.
1.30%, 05/18/18	250	249,840
1.85%, 02/10/20	100	100,198
3.88%, 01/15/21 (Call 10/15/20)	100	106,102
Mylan NV
2.50%,06/07/19[b]	102	101,749
3.00%, 12/15/18[b]	100	100,838
3.15%, 06/15/21 (Call 05/15/21)[b]	200	197,356
Nature’s Bounty Co. (The)
7.63%, 05/15/21 (Call 05/15/18)[b,c]	115	120,462
Novartis Securities Investment Ltd.
5.13%, 02/10/19	350	373,902

109

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Pfizer Inc.
1.45%, 06/03/19	$200	$199,068
1.70%, 12/15/19	25	24,989
1.95%, 06/03/21	100	99,175
2.10%, 05/15/19	300	303,117
2.20%, 12/15/21	100	99,662
Sanofi
4.00%, 03/29/21	275	292,427
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	480	466,296
Teva Pharmaceutical Finance Co. BV Series 2
3.65%, 11/10/21	250	252,852
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	175	171,867
2.20%, 07/21/21	155	147,574
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[b]	150	129,000
5.63%, 12/01/21 (Call 03/03/17)[b]	50	39,500
6.38%, 10/15/20 (Call 03/03/17)[b]	150	131,437
6.75%, 08/15/18 (Call 03/03/17)[b,c]	125	123,281
6.75%, 08/15/21 (Call 03/03/17)[b]	50	42,250
7.00%, 10/01/20 (Call 03/03/17)[b]	100	90,500
7.50%, 07/15/21 (Call 03/03/17)[b]	100	86,875
Zoetis Inc.
1.88%, 02/01/18	75	74,970
3.45%, 11/13/20 (Call 10/13/20)	100	102,798

		7,729,311
PIPELINES — 0.74%
American Midstream Partners LP/American Midstream Finance Corp.
8.50%, 12/15/21 (Call 12/15/18)[b]	50	50,500
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	25	25,236
Columbia Pipeline Group Inc.
2.45%, 06/01/18	150	150,829
3.30%, 06/01/20 (Call 05/01/20)	250	254,153
DCP Midstream Operating LP
2.70%, 04/01/19 (Call 03/01/19)	100	98,750

Security	Principal (000s)	Value
4.75%, 09/30/21[b,c]	$75	$76,500
5.35%, 03/15/20[b]	105	110,250
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	100	99,000
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	100	105,667
5.20%, 03/15/20	50	53,602
Energy Transfer Equity LP
7.50%, 10/15/20	100	112,250
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	100	104,536
4.65%, 06/01/21 (Call 03/01/21)	100	105,730
6.70%, 07/01/18	100	106,425
9.70%, 03/15/19	100	114,535
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	100	101,156
2.85%, 04/15/21 (Call 03/15/21)	450	453,667
6.50%, 01/31/19	100	108,788
Genesis Energy LP/Genesis Energy Finance Corp.
5.75%, 02/15/21 (Call 03/03/17)	50	51,313
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	100	101,999
5.00%, 10/01/21 (Call 07/01/21)	250	269,330
5.30%, 09/15/20	25	27,202
5.95%, 02/15/18	200	208,278
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	300	305,328
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 03/03/17)	25	25,250
NGPL PipeCo LLC
9.63%, 06/01/19 (Call 03/03/17)[b]	50	52,188
Niska Gas Storage Ltd./Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 03/03/17)	50	50,277
NuStar Logistics LP
4.80%, 09/01/20	50	50,875
8.15%, 04/15/18	50	53,250
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	50	50,994
8.63%, 03/01/19	50	56,194

110

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	$75	$75,056
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	50,100
5.00%, 02/01/21 (Call 11/01/20)[c]	100	107,475
5.75%, 01/15/20	75	81,555
6.50%, 05/01/18	125	131,877
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	100	106,000
6.85%, 07/15/18[b]	50	53,125
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	100	108,000
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	150	159,247
Spectra Energy Capital LLC
6.20%, 04/15/18	100	104,594
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)	50	53,062
5.88%, 10/01/20 (Call 03/03/17)	50	51,563
TransCanada PipeLines Ltd.
3.13%, 01/15/19	150	153,123
7.13%, 01/15/19	100	109,445
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	25	25,094
Williams Partners LP
5.25%, 03/15/20	200	216,656

		5,120,024
REAL ESTATE — 0.35%
Agile Group Holdings Ltd.
8.38%, 02/18/19 (Call 03/02/17)[d]	200	208,499
China Overseas Finance Cayman VI Ltd.
4.25%, 05/08/19[d]	200	208,218
China Resources Land Ltd.
4.38%, 02/27/19[d]	200	208,852
Country Garden Holdings Co. Ltd.
7.50%, 03/09/20 (Call 03/09/18)[d]	200	212,520
Crescent Communities LLC/Crescent Ventures Inc.
8.88%, 10/15/21 (Call 10/15/18)[b]	40	41,500

Security	Principal (000s)	Value
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 03/02/17)[d]	$200	$206,440
Franshion Brilliant Ltd.
5.75%, 03/19/19[d]	200	210,500
Greentown China Holdings Ltd.
5.88%, 08/11/20 (Call 08/11/18)[d]	200	209,677
KWG Property Holding Ltd.
8.98%, 01/14/19 (Call 03/02/17)[d]	200	208,975
Prologis LP
2.75%, 02/15/19 (Call 01/15/19)	100	101,607
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[b]	50	51,625
Shimao Property Holdings Ltd.
6.63%, 01/14/20 (Call 02/06/17)[d]	225	232,155
Shui On Development Holding Ltd.
8.70%, 05/19/18[d]	150	157,797
Sun Hung Kai Properties Capital Market Ltd.
VRN, (6 mo. LIBOR US + 1.932%)
3.38%, 02/25/24 (Call 02/25/19)[d]	200	204,340

		2,462,705
REAL ESTATE INVESTMENT TRUSTS — 0.50%
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)	135	136,544
3.40%, 02/15/19	150	153,259
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)	50	51,403
5.88%, 10/15/19 (Call 07/17/19)	75	81,685
CoreCivic Inc.
4.13%, 04/01/20 (Call 01/01/20)	50	50,750
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	275	266,101
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	150	152,692
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)	50	51,375
5.38%, 01/01/22 (Call 01/01/18)	50	52,875
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	100	100,970
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	233	233,552
3.75%, 02/01/19 (Call 11/01/18)	50	51,452
5.38%, 02/01/21 (Call 11/03/20)	150	163,545

111

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/18)[b]	$50	$51,500
6.00%, 10/01/20 (Call 10/01/17)[b]	100	104,750
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)	75	75,375
4.88%, 07/01/18 (Call 03/03/17)	62	62,620
5.00%, 07/01/19 (Call 03/03/17)	75	76,078
7.13%, 02/15/18	25	25,875
Scentre Group Trust 1/Scentre Group Trust 2
2.38%, 11/05/19 (Call 10/06/19)[b]	100	100,160
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	100	100,143
3.60%, 02/01/20 (Call 01/01/20)	75	75,156
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	150	151,155
2.50%, 07/15/21 (Call 04/15/21)	150	149,862
5.65%, 02/01/20 (Call 11/01/19)	175	191,394
Starwood Property Trust Inc.
5.00%, 12/15/21 (Call 09/15/21)[b]	75	76,219
UDR Inc.
4.25%, 06/01/18	100	103,083
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	175	175,394
Vereit Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	100	100,125
VEREIT Operating Partnership LP
4.13%, 06/01/21 (Call 05/01/21)	85	86,488
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	200	207,378

		3,458,958
RETAIL — 0.85%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[b]	25	25,656
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	45	45,393
6.75%, 04/15/18	125	131,647
Best Buy Co. Inc.
5.00%, 08/01/18	50	52,194
Brinker International Inc.
2.60%, 05/15/18	25	24,938

Security	Principal (000s)	Value
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/03/17)[b]	$100	$48,000
Costco Wholesale Corp.
1.70%, 12/15/19	350	350,476
CVS Health Corp.
1.90%, 07/20/18	100	100,303
2.13%, 06/01/21 (Call 05/01/21)	200	195,894
2.25%, 12/05/18 (Call 11/05/18)	100	100,802
2.25%, 08/12/19 (Call 07/12/19)	50	50,309
2.80%, 07/20/20 (Call 06/20/20)	300	304,236
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/03/17)	75	77,062
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp.
8.00%, 06/01/21 (Call 06/01/17)[b]	50	49,375
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 03/03/17)[c]	50	50,375
6.75%, 01/15/22 (Call 03/03/17)	50	50,250
GameStop Corp.
5.50%, 10/01/19 (Call 03/03/17)[b]	50	50,875
6.75%, 03/15/21 (Call 03/15/18)[b]	25	25,438
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[c]	150	158,269
Guitar Center Inc.
6.50%, 04/15/19 (Call 03/03/17)[b]	100	89,750
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	100	100,819
2.00%, 04/01/21 (Call 03/01/21)	200	198,690
2.25%, 09/10/18 (Call 08/10/18)	50	50,612
Hot Topic Inc.
9.25%, 06/15/21 (Call 03/03/17)[b]	50	52,500
JC Penney Corp. Inc.
8.13%, 10/01/19	100	105,875
Jo-Ann Stores Holdings Inc. 9.75% (10.50% PIK)
9.75%, 10/15/19 (Call 03/03/17)[b,e]	50	47,438
Jo-Ann Stores LLC
8.13%, 03/15/19 (Call 03/02/17)[b]	10	9,975
L Brands Inc.
6.63%, 04/01/21	125	137,187
7.00%, 05/01/20	25	27,563
8.50%, 06/15/19	25	28,149

112

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Lowe’s Companies Inc.
1.15%, 04/15/19	$100	$98,820
4.63%, 04/15/20 (Call 10/15/19)	100	107,027
McDonald’s Corp.
2.10%, 12/07/18	250	251,735
2.20%, 05/26/20 (Call 04/26/20)	50	50,126
2.75%, 12/09/20 (Call 11/09/20)	100	101,494
3.63%, 05/20/21	100	104,204
5.35%, 03/01/18	50	51,993
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 03/03/17)[b,c]	100	61,750
Nordstrom Inc.
4.75%, 05/01/20	100	106,450
PF Chang’s China Bistro Inc.
10.25%, 06/30/20 (Call 03/03/17)[b]	15	14,925
QVC Inc.
3.13%, 04/01/19	100	101,125
Rite Aid Corp.
9.25%, 03/15/20 (Call 03/03/17)	50	51,690
Ruby Tuesday Inc.
7.63%, 05/15/20 (Call 03/03/17)	25	24,000
Sears Holdings Corp.
6.63%, 10/15/18	25	23,188
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	75	75,740
2.10%, 02/04/21 (Call 01/04/21)	175	174,435
Target Corp.
2.30%, 06/26/19	225	228,366
3.88%, 07/15/20	156	165,475
TJX Companies Inc. (The)
2.75%, 06/15/21 (Call 04/15/21)	75	76,156
TRU Taj LLC/TRU Taj Finance Inc.
12.00%, 08/15/21 (Call 02/15/18)[b]	50	43,500
Wal-Mart Stores Inc.
1.13%, 04/11/18	150	149,761
1.95%, 12/15/18	125	126,071
3.63%, 07/08/20	125	132,070
5.80%, 02/15/18	250	261,780
Walgreen Co.
5.25%, 01/15/19	12	12,708

Security	Principal (000s)	Value
Walgreens Boots Alliance Inc.
1.75%, 05/30/18	$75	$75,162
2.60%, 06/01/21 (Call 05/01/21)	250	249,302
2.70%, 11/18/19 (Call 10/18/19)	75	75,993
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	50	50,750
6.25%, 03/15/18	100	104,250

		5,890,096
SEMICONDUCTORS — 0.30%
Altera Corp.
2.50%, 11/15/18	200	203,332
Amkor Technology Inc.
6.63%, 06/01/21 (Call 03/03/17)	50	51,035
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	50	50,510
4.30%, 06/15/21	100	107,455
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (Call 12/15/21)[b]	250	249,237
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	95	92,880
2.45%, 07/29/20	200	202,988
3.30%, 10/01/21	225	234,126
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	50	50,158
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	105	102,527
NXP BV/NXP Funding LLC
3.75%, 06/01/18[b]	200	203,500
4.13%, 06/01/21[b]	200	206,480
QUALCOMM Inc.
2.25%, 05/20/20	200	200,382
Texas Instruments Inc.
1.65%, 08/03/19	150	149,755

		2,104,365
SOFTWARE — 0.48%
ACI Worldwide Inc.
6.38%, 08/15/20 (Call 03/03/17)[b]	25	25,755
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 03/03/17)[b]	100	96,500
BMC Software Inc.
7.25%, 06/01/18	50	50,500

113

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Boxer Parent Co. Inc. 9.00% (9.75% PIK)
9.00%, 10/15/19 (Call 03/03/17)[b,e]	$50	$48,500
Fidelity National Information Services Inc.
3.63%, 10/15/20 (Call 09/15/20)	150	155,078
First Data Corp.
6.75%, 11/01/20 (Call 02/03/17)[b]	28	28,945
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	150	151,357
Infor Software Parent LLC/Infor Software Parent Inc. 7.125% (7.875% PIK)
7.13%, 05/01/21 (Call 05/01/17)[b,e]	75	77,062
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[b]	50	52,000
Interface Security Systems Holdings Inc./Interface Security Systems LLC
9.25%, 01/15/18 (Call 03/03/17)	50	49,750
j2 Cloud Services Inc.
8.00%, 08/01/20 (Call 03/03/17)	25	26,063
Microsoft Corp.
1.10%, 08/08/19	300	295,707
1.30%, 11/03/18	183	182,826
1.55%, 08/08/21 (Call 07/08/21)	250	241,925
1.63%, 12/06/18	150	150,669
1.85%, 02/12/20 (Call 01/12/20)	205	204,848
2.00%, 11/03/20 (Call 10/03/20)	250	249,732
2.40%, 02/06/22	100	100,053
3.00%, 10/01/20	25	25,851
Nuance Communications Inc.
5.38%, 08/15/20 (Call 03/03/17)[b]	46	47,150
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	100	97,649
2.25%, 10/08/19	500	506,200
2.80%, 07/08/21	50	50,998
5.00%, 07/08/19	150	161,718
5.75%, 04/15/18	250	263,065

		3,339,901

Security	Principal (000s)	Value
SOVEREIGN DEBT SECURITIES — 0.03%
Export-Import Bank of India
2.75%, 04/01/20[d]	$200	$199,353

		199,353
STORAGE & WAREHOUSING — 0.03%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 03/03/17)[b]	200	188,000

		188,000
TELECOMMUNICATIONS — 1.60%
America Movil SAB de CV
5.00%, 03/30/20	200	213,278
AT&T Inc.
2.30%, 03/11/19	200	200,818
3.88%, 08/15/21	200	206,828
5.00%, 03/01/21	200	215,472
5.20%, 03/15/20	200	215,628
5.50%, 02/01/18	325	337,113
5.60%, 05/15/18	250	261,877
5.80%, 02/15/19	25	26,787
5.88%, 10/01/19	350	381,640
Avaya Inc.
7.00%, 04/01/19 (Call 03/03/17)[b,c,i]	50	41,375
British Telecommunications PLC
2.35%, 02/14/19	200	201,152
CenturyLink Inc.
6.15%, 09/15/19	50	53,625
6.45%, 06/15/21	100	106,250
Series V
5.63%, 04/01/20	100	105,500
Cisco Systems Inc.
1.40%, 09/20/19	250	247,577
2.20%, 02/28/21	230	229,347
2.45%, 06/15/20	250	253,245
4.45%, 01/15/20	200	214,450
4.95%, 02/15/19	250	266,500
Colombia Telecomunicaciones SA ESP
8.50%, 12/29/49[f]	100	90,689

114

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[b]	$50	$51,375
5.00%, 06/15/21 (Call 06/15/17)[b]	50	51,313
Deutsche Telekom International Finance BV
6.00%, 07/08/19	100	109,077
Digicel Group Ltd.
8.25%, 09/30/20 (Call 03/02/17)[d]	200	177,250
EarthLink Holdings Corp.
8.88%, 05/15/19 (Call 03/03/17)	11	11,248
FairPoint Communications Inc.
8.75%, 08/15/19 (Call 03/03/17)[b]	25	26,063
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[c]	50	46,750
7.13%, 03/15/19	75	79,875
8.13%, 10/01/18	50	53,969
8.50%, 04/15/20[c]	100	106,560
8.88%, 09/15/20 (Call 06/15/20)	50	53,250
9.25%, 07/01/21	50	52,187
GTH Finance BV
6.25%, 04/26/20 (Call 01/26/20)[d]	200	211,240
HC2 Holdings Inc.
11.00%, 12/01/19 (Call 03/03/17)[b]	25	25,125
Hughes Satellite Systems Corp.
6.50%, 06/15/19	140	150,500
7.63%, 06/15/21	75	82,555
Intelsat Jackson Holdings SA
7.25%, 04/01/19 (Call 03/03/17)	125	107,422
7.25%, 10/15/20 (Call 03/03/17)	100	78,500
7.50%, 04/01/21 (Call 03/03/17)	125	96,875
Juniper Networks Inc.
3.13%, 02/26/19	50	50,826
Level 3 Financing Inc.
6.13%, 01/15/21 (Call 03/03/17)	50	51,687
Nokia OYJ
5.38%, 05/15/19	95	99,512
Ooredoo Tamweel Ltd.
3.04%, 12/03/18[d]	200	203,000
Orange SA
1.63%, 11/03/19	215	211,601
2.75%, 02/06/19	25	25,355
4.13%, 09/14/21	75	79,237
5.38%, 07/08/19	50	53,867

Security	Principal (000s)	Value
Rogers Communications Inc.
6.80%, 08/15/18	$50	$53,753
Sprint Capital Corp.
6.90%, 05/01/19	134	143,045
Sprint Communications Inc.
7.00%, 03/01/20[b]	100	108,625
7.00%, 08/15/20	150	160,500
8.38%, 08/15/17	108	111,375
9.00%, 11/15/18[b]	150	164,250
Sprint Corp.
7.25%, 09/15/21	360	385,740
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 03/20/23[b]	250	250,312
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 02/13/17)	100	101,430
6.13%, 01/15/22 (Call 01/15/18)	100	105,750
6.25%, 04/01/21 (Call 04/01/17)	150	155,430
6.46%, 04/28/19 (Call 02/13/17)	50	50,775
6.63%, 11/15/20 (Call 02/10/17)	100	102,500
Telecom Italia Capital SA
7.00%, 06/04/18	50	53,125
7.18%, 06/18/19	50	55,277
Telefonica Emisiones SAU
5.46%, 02/16/21	250	272,585
5.88%, 07/15/19	250	270,783
Verizon Communications Inc.
1.38%, 08/15/19	40	39,572
1.75%, 08/15/21 (Call 07/15/21)	200	190,326
2.63%, 02/21/20	550	558,597
3.00%, 11/01/21 (Call 09/01/21)	250	250,405
3.45%, 03/15/21	50	51,356
3.65%, 09/14/18	200	206,158
4.50%, 09/15/20	200	213,502
ViaSat Inc.
6.88%, 06/15/20 (Call 03/03/17)	50	51,375
Vodafone Group PLC
1.50%, 02/19/18	250	249,322
4.63%, 07/15/18	150	155,502
5.45%, 06/10/19	100	107,475
Wind Acquisition Finance SA
7.38%, 04/23/21 (Call 04/23/17)[b]	200	207,980

115

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Windstream Services LLC
7.75%, 10/15/20 (Call 03/03/17)	$50	$51,063
7.75%, 10/01/21 (Call 03/03/17)[c]	50	51,011

		11,144,269
TEXTILES — 0.01%
Springs Industries Inc.
6.25%, 06/01/21 (Call 03/03/17)	50	51,750

		51,750
TOYS, GAMES & HOBBIES — 0.01%
Mattel Inc.
2.35%, 05/06/19	50	50,151

		50,151
TRANSPORTATION — 0.40%
AP Moller - Maersk A/S
2.88%, 09/28/20[b]	100	99,327
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	150	156,969
Canadian National Railway Co.
5.55%, 05/15/18	100	104,936
5.55%, 03/01/19	100	107,390
Canadian Pacific Railway Co.
7.25%, 05/15/19	100	111,397
CEVA Group PLC
7.00%, 03/01/21 (Call 03/01/17)[b]	100	86,500
Eastern Creation Investment Holdings Ltd.
3.63%, 03/20/19[d]	200	205,206
FedEx Corp.
2.30%, 02/01/20	100	100,385
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 03/03/17)[b]	75	77,062
Hornbeck Offshore Services Inc.
5.00%, 03/01/21 (Call 03/03/17)	50	34,875
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 03/03/17)[b]	50	34,281
8.13%, 02/15/19 (Call 03/03/17)	25	19,406
Network Rail Infrastructure Finance PLC
1.75%, 01/24/19[b]	200	200,478
Norfolk Southern Corp.
5.75%, 04/01/18	150	157,045

Security	Principal (000s)	Value
Norfolk Southern Railway Co.
9.75%, 06/15/20	$100	$122,652
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	75	73,229
2.45%, 11/15/18 (Call 10/15/18)	50	50,421
2.45%, 09/03/19 (Call 08/03/19)	140	140,783
2.50%, 03/01/18 (Call 02/01/18)	250	251,693
2.55%, 06/01/19 (Call 05/01/19)	75	75,605
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 03/03/17)[b]	50	43,000
Teekay Corp.
8.50%, 01/15/20	100	98,500
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	100	100,400
United Parcel Service Inc.
3.13%, 01/15/21	50	51,642
5.13%, 04/01/19	175	187,633
United Parcel Service of America Inc.
8.38%, 04/01/20	50	59,224

		2,750,039
TRUCKING & LEASING — 0.06%
Aviation Capital Group Corp.
2.88%, 09/17/18 (Call 08/17/18)[b]	200	202,500
GATX Corp.
2.50%, 03/15/19	50	50,394
2.60%, 03/30/20 (Call 02/28/20)[c]	50	49,945
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.50%, 06/15/19 (Call 05/15/19)[b]	100	100,535
TRAC Intermodal LLC/TRAC Intermodal Corp.
11.00%, 08/15/19 (Call 03/03/17)	2	2,115

		405,489

TOTAL CORPORATE BONDS & NOTES
(Cost: $252,047,759)		252,916,100

FOREIGN GOVERNMENT OBLIGATIONS[j] — 7.25%

ARGENTINA — 0.14%
Argentine Republic Government International Bond
6.25%, 04/22/19[d]	150	158,475
6.88%, 04/22/21[d]	600	638,100

116

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Provincia de Buenos Aires/Argentina
9.95%, 06/09/21[d]	$150	$168,375

		964,950
BAHRAIN — 0.03%
Bahrain Government International Bond
5.50%, 03/31/20[b]	200	209,332

		209,332
BELGIUM — 0.06%
Belgium Government International Bond
1.50%, 06/22/18[d]	200	200,189
Kingdom of Belgium Government International Bond
1.13%, 03/05/18[d]	250	249,324

		449,513
BRAZIL — 0.09%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19[d]	200	202,630
Brazilian Government International Bond
4.88%, 01/22/21	200	208,200
5.88%, 01/15/19	200	214,500

		625,330
CANADA — 0.72%
Canada Government International Bond
1.13%, 03/19/18	705	705,056
1.63%, 02/27/19	380	382,003
Export Development Canada
1.00%, 11/01/18	175	173,926
1.00%, 09/13/19	85	83,726
1.50%, 10/03/18	100	100,243
1.50%, 05/26/21	250	244,460
1.63%, 01/17/20	75	74,877
1.75%, 07/21/20	425	424,354
Province of Manitoba Canada
1.75%, 05/30/19	540	540,848
2.05%, 11/30/20	250	250,787

Security	Principal (000s)	Value
Province of Ontario Canada
1.20%, 02/14/18	$260	$259,566
1.65%, 09/27/19	350	348,085
2.00%, 09/27/18	250	251,920
2.00%, 01/30/19	650	654,257
4.00%, 10/07/19	200	211,104
Province of Quebec Canada
3.50%, 07/29/20	300	315,069

		5,020,281
CAYMAN ISLANDS — 0.04%
IPIC GMTN Ltd.
5.00%, 11/15/20[b]	250	269,688

		269,688
CHINA — 0.03%
Export-Import Bank of China (The)
2.00%, 04/26/21[d]	200	193,940

		193,940
COLOMBIA — 0.08%
Colombia Government International Bond
7.38%, 03/18/19	200	221,552
11.75%, 02/25/20	265	335,580

		557,132
CROATIA — 0.05%
Croatia Government International Bond
6.63%, 07/14/20[d]	200	218,734
6.75%, 11/05/19[d]	100	108,850

		327,584
DENMARK — 0.03%
Kommunekredit
1.13%, 03/15/18[d]	200	199,551

		199,551
DOMINICAN REPUBLIC — 0.03%
Dominican Republic International Bond
7.50%, 05/06/21[d]	200	220,000

		220,000

117

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
ECUADOR — 0.03%
Ecuador Government International Bond
10.50%, 03/24/20[d]	$200	$218,500

		218,500
EGYPT — 0.03%
Egypt Government International Bond
5.75%, 04/29/20[d]	200	204,000

		204,000
FINLAND — 0.06%
Finland Government International Bond
1.75%, 09/10/19[b]	200	200,770
Municipality Finance PLC
1.13%, 04/17/18[b]	200	199,441

		400,211
FRANCE — 0.16%
Caisse d’Amortissement de la Dette Sociale
1.25%, 03/12/18b	600	599,288
2.00%, 03/22/21[b]	500	496,417

		1,095,705
GERMANY — 0.16%
FMS Wertmanagement AoeR
1.00%, 08/16/19	200	196,690
1.63%, 11/20/18	200	200,662
1.75%, 03/17/20	200	199,772
State of North Rhine-Westphalia
1.88%, 06/17/19[d]	500	500,995

		1,098,119
HUNGARY — 0.18%
Hungary Government International Bond
4.00%, 03/25/19	370	382,488
6.25%, 01/29/20	400	439,000
6.38%, 03/29/21	200	224,000
Magyar Export-Import Bank Zrt
5.50%, 02/12/18[d]	200	206,675

		1,252,163

Security	Principal (000s)	Value
INDONESIA — 0.15%
Indonesia Government International Bond
4.88%, 05/05/21[d]	$200	$212,862
5.88%, 03/13/20[d]	150	164,243
11.63%, 03/04/19[d]	370	442,385
Perusahaan Penerbit SBSN Indonesia III
6.13%, 03/15/19[d]	200	215,500

		1,034,990
ISRAEL — 0.01%
Israel Government International Bond
5.13%, 03/26/19	100	107,176

		107,176
JAPAN — 0.27%
Development Bank of Japan Inc.
1.63%, 09/01/21[b]	250	240,594
Japan Bank for International Cooperation/Japan
1.50%, 07/21/21	500	478,930
1.75%, 07/31/18	250	250,180
1.75%, 11/13/18	200	199,762
1.88%, 04/20/21	300	292,965
Japan Finance Organization for Municipalities
2.13%, 03/06/19[b]	200	200,606
2.50%, 09/12/18[b]	200	201,665

		1,864,702
JERSEY — 0.03%
IDB Trust Services Ltd.
Series 019
2.11%, 09/25/19	200	200,250

		200,250
LEBANON — 0.09%
Lebanon Government International Bond
5.45%, 11/28/19[d]	89	88,523
5.50%, 04/23/19	100	100,520
5.80%, 04/14/20[d]	300	298,242
8.25%, 04/12/21[d]	100	108,056

		595,341

118

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
LITHUANIA — 0.05%
Lithuania Government International Bond
6.13%, 03/09/21[d]	$200	$224,000
7.38%, 02/11/20[d]	100	113,900

		337,900
MEXICO — 0.10%
Mexico Government International Bond
3.50%, 01/21/21	150	153,165
5.13%, 01/15/20	400	430,744
5.95%, 03/19/19	120	130,058

		713,967
MONGOLIA — 0.03%
Mongolia Government International Bond
4.13%, 01/05/18[d]	200	193,764

		193,764
NIGERIA — 0.03%
Nigeria Government International Bond
6.75%, 01/28/21[d]	200	203,160

		203,160
NORWAY — 0.10%
Kommunalbanken AS
1.63%, 02/10/21[b]	500	490,668
2.13%, 03/15/19[b]	200	201,826

		692,494
PAKISTAN — 0.07%
Pakistan Government International Bond
6.75%, 12/03/19[d]	490	523,982

		523,982
PANAMA — 0.03%
Panama Government International Bond
5.20%, 01/30/20	200	215,754

		215,754

Security	Principal (000s)	Value
PERU — 0.05%
Peruvian Government International Bond
7.13%, 03/30/19	$300	$332,973

		332,973
PHILIPPINES — 0.05%
Philippine Government International Bond
8.38%, 06/17/19	325	375,499

		375,499
POLAND — 0.09%
Republic of Poland Government International Bond
5.13%, 04/21/21	200	218,000
6.38%, 07/15/19	400	442,500

		660,500
QATAR — 0.09%
Qatar Government International Bond
2.38%, 06/02/21[d]	200	197,468
5.25%, 01/20/20[b]	200	216,584
SoQ Sukuk A QSC
2.10%, 01/18/18[d]	200	200,541

		614,593
RUSSIA — 0.09%
Russian Foreign Bond-Eurobond
3.50%, 01/16/19[d]	200	204,300
11.00%, 07/24/18[d]	400	453,612

		657,912
SAUDI ARABIA — 0.06%
Saudi Government International Bond
2.38%, 10/26/21[d]	400	389,600

		389,600
SERBIA — 0.06%
Serbia International Bond
4.88%, 02/25/20[d]	200	205,250
5.88%, 12/03/18[d]	200	209,750

		415,000

119

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
SOUTH AFRICA — 0.05%
Republic of South Africa Government International Bond
5.50%, 03/09/20	$200	$213,000
6.88%, 05/27/19	100	108,875

		321,875
SOUTH KOREA — 0.13%
Export-Import Bank of Korea
1.88%, 10/21/21	200	192,762
2.25%, 01/21/20	200	200,062
2.38%, 08/12/19	200	201,718
2.88%, 09/17/18	200	203,172
Korea International Bond
7.13%, 04/16/19	100	111,555

		909,269
SRI LANKA — 0.04%
Sri Lanka Government International Bond
5.13%, 04/11/19[d]	200	202,986
6.25%, 10/04/20[d]	100	102,849

		305,835
SUPRANATIONAL — 2.94%
African Development Bank
0.88%, 03/15/18	100	99,572
1.00%, 05/15/19	350	345,418
1.13%, 03/04/19	455	451,324
1.13%, 09/20/19	200	197,270
1.63%, 10/02/18	100	100,374
Asian Development Bank
0.88%, 04/26/18	175	174,253
1.00%, 08/16/19	100	98,550
1.13%, 06/05/18	200	199,646
1.38%, 01/15/19	250	249,627
1.38%, 03/23/20	250	247,277
1.50%, 09/28/18	425	426,075
1.50%, 01/22/20	210	209,007
1.63%, 08/26/20	400	397,476
1.88%, 04/12/19	475	478,843
Corp. Andina de Fomento
2.13%, 09/27/21	250	243,860

Security	Principal (000s)	Value
Council of Europe Development Bank
1.00%, 03/07/18	$100	$99,684
1.13%, 05/31/18	230	229,326
1.75%, 11/14/19	375	375,191
European Bank for Reconstruction & Development
1.63%, 11/15/18	555	557,320
1.75%, 06/14/19	550	551,749
European Investment Bank
1.00%, 03/15/18	125	124,644
1.00%, 06/15/18	725	721,774
1.13%, 08/15/18	100	99,631
1.25%, 05/15/18	100	99,947
1.25%, 05/15/19	605	600,208
1.38%, 06/15/20	500	491,470
1.38%, 09/15/21	300	289,233
1.63%, 03/16/20	600	596,160
1.63%, 12/15/20	600	590,982
1.75%, 06/17/19	350	350,997
1.88%, 03/15/19	500	503,360
2.00%, 03/15/21	800	795,992
Inter-American Development Bank
0.88%, 03/15/18	100	99,606
1.00%, 05/13/19[c]	250	247,272
1.13%, 08/28/18	125	124,614
1.25%, 09/14/21	250	240,858
1.50%, 09/25/18	75	75,188
1.75%, 08/24/18	100	100,666
1.75%, 10/15/19	175	175,530
1.88%, 06/16/20	500	501,350
1.88%, 03/15/21	500	497,855
2.13%, 11/09/20	250	252,057
4.25%, 09/10/18	75	78,448
International Bank for Reconstruction & Development
0.88%, 07/19/18	500	497,070
1.13%, 11/27/19	200	197,264
1.25%, 07/26/19	750	744,630
1.38%, 04/10/18	225	225,419
1.38%, 05/24/21	500	487,160
1.38%, 09/20/21	100	96,942
1.88%, 03/15/19	1,125	1,134,180

120

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
1.88%, 10/07/19	$450	$453,222
2.13%, 11/01/20	250	252,330
2.25%, 06/24/21	250	252,325
International Finance Corp.
0.88%, 06/15/18	100	99,486
1.13%, 07/20/21	250	240,103
1.25%, 11/27/18	150	149,700
1.63%, 07/16/20	200	199,044
1.75%, 09/04/18	300	301,968
1.75%, 09/16/19	650	652,600
Nordic Investment Bank
1.13%, 03/19/18	700	699,111
1.13%, 02/25/19	203	201,331
1.50%, 09/29/20	200	197,622

		20,471,191
SWEDEN — 0.32%
Kommuninvest I Sverige AB
1.13%, 10/09/18[b]	500	497,394
Svensk Exportkredit AB
1.13%, 04/05/18	200	199,428
1.75%, 08/28/20	200	198,410
1.88%, 06/17/19	250	250,770
Sweden Government International Bond
1.00%, 02/27/18[b]	600	598,384
1.13%, 03/15/19[b,c]	500	496,407

		2,240,793
TURKEY — 0.21%
Export Credit Bank of Turkey
5.38%, 02/08/21[d]	200	198,500
Hazine Mustesarligi Varlik Kiralama AS
2.80%, 03/26/18[d]	400	397,032
Turkey Government International Bond
5.63%, 03/30/21	100	102,920
7.00%, 03/11/19	100	106,199
7.00%, 06/05/20	200	215,600
7.50%, 11/07/19	400	434,000

		1,454,251

Security	Principal (000s)	Value
UKRAINE — 0.08%
Ukraine Government International Bond
7.75%, 09/01/19[d]	$100	$99,450
7.75%, 09/01/20[d]	350	342,342
7.75%, 09/01/21[d]	100	96,650

		538,442
UNITED ARAB EMIRATES — 0.03%
Abu Dhabi Government International Bond
2.13%, 05/03/21[d]	200	198,200

		198,200
UNITED KINGDOM — 0.04%
Bank of England Euro Note
1.25%, 03/16/18[b]	250	249,797

		249,797
VENEZUELA — 0.04%
Venezuela Government International Bond
6.00%, 12/09/20[d]	200	105,000
7.00%, 12/01/18[d]	100	73,270
7.75%, 10/13/19[d]	125	75,313
13.63%, 08/15/18	50	43,000

		296,583

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $50,529,206)		50,421,792

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 54.45%

MORTGAGE-BACKED SECURITIES — 7.59%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	1,420	1,424,182
2.50%, 02/16/32[k]	8,820	8,818,622
3.00%, 05/01/29	609	626,400
3.00%, 05/01/30	1,301	1,336,686
3.00%, 06/01/30	104	107,444
3.00%, 07/01/30	722	742,766
3.00%, 12/01/30	1,287	1,322,830
3.00%, 05/01/31	524	538,147
3.00%, 06/01/31	346	355,456

121

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
3.00%, 02/16/32[k]	$1,987	$2,038,848
3.50%, 02/16/32[k]	2,770	2,886,859
4.00%, 02/16/32[k]	575	589,285
4.50%, 02/16/32[k]	355	363,098
FRN, (12 mo. LIBOR US + 1.621%)
2.52%, 02/01/45	152	155,043
Federal National Mortgage Association
2.50%, 03/01/30	237	237,126
2.50%, 07/01/30	288	289,117
2.50%, 08/01/30	803	805,252
2.50%, 12/01/30	131	131,333
2.50%, 01/01/31	112	112,549
2.50%, 10/01/31	666	666,611
2.50%, 02/16/32[k]	10,512	10,510,358
3.00%, 10/01/27	157	161,402
3.00%, 07/01/30	179	184,383
3.00%, 08/01/30	621	637,396
3.00%, 09/01/30	1,313	1,348,023
3.00%, 10/01/30	627	643,761
3.00%, 11/01/30	159	162,855
3.00%, 02/01/31	645	662,984
3.00%, 10/01/31	174	178,972
3.00%, 01/01/32	135	138,672
3.00%, 02/16/32[k]	3,250	3,334,297
3.50%, 01/01/27	41	42,769
3.50%, 12/01/29	60	62,266
3.50%, 07/01/30	676	705,929
3.50%, 11/01/30	59	61,763
3.50%, 03/01/31	182	189,916
3.50%, 06/01/31	553	578,148
3.50%, 01/01/32	241	252,520
3.50%, 02/16/32[k]	2,199	2,290,052
4.00%, 02/16/32[k]	1,595	1,634,875
4.50%, 02/16/32[k]	507	519,517
5.00%, 02/16/32[k]	178	181,977
FRN, (12 mo. LIBOR US + 1.576%)
2.53%, 12/01/44	133	136,697
Series 2014-M13, Class A2
3.02%, 08/25/24[f]	100	101,214
FHLMC Multifamily Structured Pass Through Certificates
Series K004, Class A1
3.41%, 05/25/19	35	35,845

Security	Principal (000s)	Value
Series K010, Class A2
4.33%, 10/25/20[f]	$1,000	$1,078,080
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[f]	50	53,348
Series K017, Class A2
2.87%, 12/25/21	750	769,815
Series K020, Class A2
2.37%, 05/25/22	100	100,244
Series K034, Class A2
3.53%, 07/25/23[f]	1,250	1,323,113
Series K036, Class A2
3.53%, 10/25/23[f]	500	528,125
Series K038, Class A1
2.60%, 10/25/23	84	85,570
Series K703, Class A2
2.70%, 05/25/18	493	497,045

		52,739,585
U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.23%
Federal Home Loan Banks
0.88%, 06/29/18	500	498,650
0.88%, 10/01/18	1,500	1,492,560
1.00%, 12/19/17	500	500,692
1.13%, 04/25/18	390	390,421
1.13%, 06/21/19	225	223,796
1.13%, 07/14/21	180	174,355
1.25%, 06/08/18	700	701,652
1.25%, 01/16/19	350	349,832
1.88%, 12/11/20	180	180,610
1.88%, 11/29/21	1,150	1,141,709
4.13%, 03/13/20	850	915,102
Federal Home Loan Mortgage Corp.
0.75%, 04/09/18	200	199,402
0.88%, 03/07/18	5,100	5,094,288
0.88%, 10/12/18	1,450	1,443,156
1.00%, 12/15/17	1,000	1,001,472
1.13%, 08/12/21	350	337,561
1.25%, 10/02/19	500	497,095
1.38%, 05/01/20	3,000	2,978,070
Federal National Mortgage Association
0.88%, 02/08/18	250	249,910
0.88%, 05/21/18	370	369,153
1.13%, 07/20/18	500	500,200

122

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
1.25%, 08/17/21	$450	$436,262
1.38%, 10/07/21	175	170,315
1.50%, 06/22/20	100	99,639
1.63%, 01/21/20	1,125	1,128,116
1.75%, 06/20/19	1,000	1,008,600
1.75%, 09/12/19	2,200	2,217,996
1.88%, 09/18/18	300	303,471
1.88%, 02/19/19	300	303,492
2.50%, 07/01/28	1,789	1,808,860
3.00%, 10/01/28	683	702,019
3.00%, 11/01/28	657	675,191
3.00%, 04/01/30	282	289,391
3.00%, 12/01/30	524	538,721
3.50%, 10/01/30	105	109,799
FRN, (12 mo. LIBOR US + 1.590%)
2.50%, 04/01/44	364	376,780

		29,408,338
U.S. GOVERNMENT OBLIGATIONS — 42.63%
U.S. Treasury Note/Bond
0.63%, 04/30/18	850	846,532
0.75%, 12/31/17	4,500	4,496,265
0.75%, 02/28/18	2,660	2,655,877
0.75%, 03/31/18	225	224,534
0.75%, 04/15/18	2,500	2,494,375
0.75%, 07/31/18	1,000	995,860
0.75%, 02/15/19	5,000	4,951,500
0.75%, 08/15/19	2,200	2,166,560
0.88%, 01/15/18	2,400	2,400,384
0.88%, 07/15/18	6,500	6,487,325
0.88%, 10/15/18	4,500	4,481,775
0.88%, 04/15/19	1,000	991,080
0.88%, 07/31/19	700	691,859
1.00%, 12/15/17	5,200	5,207,748
1.00%, 12/31/17	5,000	5,006,700
1.00%, 05/31/18	1,100	1,100,363
1.00%, 08/15/18	2,500	2,498,425
1.00%, 09/15/18	1,200	1,198,308
1.00%, 03/15/19	4,000	3,977,840
1.00%, 06/30/19	1,500	1,488,135
1.00%, 08/31/19	1,000	990,620
1.00%, 09/30/19	1,600	1,583,648
1.00%, 11/15/19	3,000	2,965,650
1.00%, 11/30/19	1,200	1,185,852

Security	Principal (000s)	Value
1.13%, 01/15/19	$5,700	$5,692,020
1.13%, 05/31/19	1,000	995,580
1.13%, 12/31/19	1,200	1,188,696
1.13%, 03/31/20	3,000	2,963,700
1.13%, 06/30/21	2,500	2,425,000
1.13%, 07/31/21	4,700	4,552,890
1.13%, 08/31/21	7,000	6,775,860
1.25%, 10/31/18	520	520,967
1.25%, 11/30/18	2,000	2,002,860
1.25%, 12/15/18	2,800	2,803,584
1.25%, 01/31/19	3,600	3,602,160
1.25%, 04/30/19	1,000	998,980
1.25%, 10/31/19	600	597,534
1.25%, 01/31/20	3,000	2,979,840
1.25%, 02/29/20	3,500	3,473,190
1.25%, 03/31/21	2,000	1,956,880
1.25%, 10/31/21	8,900	8,641,633
1.38%, 06/30/18	1,000	1,005,300
1.38%, 07/31/18	500	502,545
1.38%, 11/30/18	2,300	2,308,763
1.38%, 12/31/18	2,000	2,006,840
1.38%, 02/28/19	730	732,022
1.38%, 01/31/20	2,300	2,293,721
1.38%, 02/29/20	3,400	3,385,618
1.38%, 03/31/20	2,800	2,786,448
1.38%, 08/31/20	2,600	2,576,444
1.38%, 09/30/20	4,000	3,959,600
1.38%, 01/31/21	2,800	2,760,184
1.38%, 04/30/21	3,500	3,438,365
1.50%, 08/31/18	4,680	4,710,654
1.50%, 12/31/18	7,000	7,040,320
1.50%, 01/31/19	2,800	2,815,540
1.50%, 02/28/19	1,600	1,608,256
1.50%, 03/31/19	4,500	4,521,464
1.50%, 05/31/19	500	502,085
1.50%, 10/31/19	4,000	4,008,720
1.50%, 11/30/19	5,800	5,809,744
1.50%, 05/31/20	1,500	1,495,905
1.63%, 04/30/19	90	90,644
1.63%, 06/30/19	1,000	1,006,570
1.63%, 07/31/19	6,250	6,289,563
1.63%, 12/31/19	5,560	5,586,689
1.63%, 07/31/20	3,400	3,400,272

123

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
1.63%, 11/30/20	$2,100	$2,093,574
1.75%, 10/31/18	1,100	1,111,638
1.75%, 09/30/19	2,000	2,018,160
1.75%, 10/31/20	800	802,216
1.75%, 12/31/20	3,000	3,002,460
1.75%, 11/30/21	3,300	3,279,342
1.88%, 10/31/17	700	705,719
1.88%, 06/30/20	5,500	5,553,185
1.88%, 11/30/21	1,500	1,497,930
2.00%, 07/31/20	1,500	1,519,800
2.00%, 09/30/20	2,000	2,024,620
2.00%, 11/30/20	3,300	3,335,904
2.00%, 05/31/21	1,800	1,813,266
2.00%, 10/31/21	1,500	1,506,465
2.00%, 11/15/21	3,700	3,714,430
2.00%, 12/31/21	6,000	6,026,460
2.13%, 08/31/20	5,000	5,084,300
2.13%, 01/31/21	1,500	1,521,675
2.13%, 06/30/21	5,000	5,060,750
2.13%, 12/31/21	2,000	2,019,440
2.25%, 11/30/17	400	404,752
2.25%, 07/31/18	1,000	1,018,100
2.25%, 03/31/21	2,000	2,037,240
2.25%, 07/31/21	2,000	2,033,840
2.38%, 05/31/18	1,800	1,832,940
2.38%, 06/30/18	4,550	4,636,951
2.38%, 12/31/20	4,000	4,098,800
2.63%, 08/15/20	6,190	6,401,760
2.75%, 12/31/17	3,000	3,051,780
2.75%, 02/28/18	3,965	4,043,150
2.75%, 02/15/19	3,500	3,606,680
3.13%, 05/15/19	130	135,264
3.13%, 05/15/21	1,000	1,053,870
3.63%, 08/15/19	1,000	1,056,250
3.63%, 02/15/20	1,800	1,913,634
3.63%, 02/15/21	4,500	4,831,830
4.00%, 08/15/18	1,200	1,254,684
7.88%, 02/15/21	2,000	2,475,500
8.00%, 11/15/21	1,000	1,278,800
8.50%, 02/15/20	800	966,768
8.75%, 05/15/20	1,700	2,090,048
8.88%, 02/15/19	2,000	2,312,680
9.13%, 05/15/18	250	275,925

		296,403,445

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $380,286,986)		378,551,368

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 6.52%

MONEY MARKET FUNDS — 6.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[l,m,n]	41,392	$41,404,217
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[l,m],n	3,940	3,940,015

		45,344,232

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,336,161)		45,344,232

TOTAL INVESTMENTS IN SECURITIES — 105.54%
(Cost: $734,686,752)[o]		733,713,267
Other Assets, Less Liabilities — (5.54)%		(38,487,004)

NET ASSETS — 100.00%		$695,226,263

CMT – Constant Maturity Treasury

FRN – Floating Rate Note

VRN – Variable Rate Note

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[f]	Variable rate note.
[g]	Affiliated issuer. See Schedule 1.
[h]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[i]	Issuer is in default of interest payments.
[j]	Investments are denominated in U.S. dollars.
[k]	To-be-announced (TBA).
[l]	Affiliated money market fund.
[m]	The rate quoted is the annualized seven-day yield of the fund at period end.
[n]	All or a portion of this security represents an investment of securities lending collateral.
[o]	The cost of investments for federal income tax purposes was $734,686,020. Net unrealized depreciation was $972,753, of which $2,785,019 represented gross unrealized appreciation on securities and $3,757,772 represented gross unrealized depreciation on securities.

124

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.15%, 04/29/21	$250	$—	$—	$250	$246,647	$1,287	$—
2.25%, 07/02/19	250	—	—	250	251,735	915	—
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20	400	—	—	400	432,904	2,372	—
6.70%, 06/10/19	75	—	—	75	82,942	464	—

					$1,014,228	$5,038	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$26,974	$—	$—		$26,974
Asset-backed securities	—	4,913,473	—		4,913,473
Collateralized mortgage obligations	—	1,539,328	—		1,539,328
Corporate bonds & notes	—	252,916,100	0	[a]	252,916,100
Foreign government obligations	—	50,421,792	—		50,421,792
U.S. government & agency obligations	—	378,551,368	—		378,551,368
Money market funds	45,344,232	—	—		45,344,232

Total	$45,371,206	$688,342,061	$0	[a]	$733,713,267

[a]	Rounds to less than $1.

125

Schedule of Investments (Unaudited)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value

CORPORATE BONDS & NOTES — 22.38%

AUSTRALIA — 0.76%
APT Pipelines Ltd.
2.00%, 03/22/27[a]	EUR	100	$106,358
Asciano Finance Ltd.
5.25%, 05/19/25	AUD	50	37,886
Aurizon Network Pty Ltd.
2.00%, 09/18/24[a]	EUR	100	109,464
Australia & New Zealand Banking Group Ltd.
0.38%, 11/19/19[a]	EUR	100	109,545
0.45%, 11/22/23[a]	EUR	100	107,279
BHP Billiton Finance Ltd.
Series 9
2.25%, 09/25/20	EUR	100	115,990
Series 11
3.25%, 09/25/24	GBP	100	136,706
Commonwealth Bank of Australia
1.38%, 01/22/19[a]	EUR	100	111,404
2.75%, 11/17/21[a]	AUD	200	149,307
3.75%, 10/18/19	AUD	200	155,476
National Australia Bank Ltd.
2.25%, 06/06/25[a]	EUR	100	121,280
4.25%, 05/20/19[a]	AUD	100	78,451
VRN, (3 mo. Euribor + 2.850%)
6.75%, 06/26/23 (Call 06/26/18)	EUR	50	58,717
Origin Energy Finance Ltd.
2.88%, 10/11/19[a]	EUR	100	115,114
Telstra Corp. Ltd.
4.00%, 09/16/22[a]	AUD	50	39,183
Wesfarmers Ltd.
3.66%, 11/18/20[a]	AUD	100	76,715
Westpac Banking Corp.
1.50%, 03/24/21[a]	EUR	100	114,195
3.25%, 01/22/20	AUD	100	76,654

			1,819,724

AUSTRIA — 0.34%
Autobahnen- und Schnellstrassen-Finanzierungs-AG
0.63%, 09/15/22[a]	EUR	100	110,754
4.38%, 07/08/19[a]	EUR	50	60,222
Erste Group Bank AG
3.50%, 02/08/22	EUR	100	126,126

Security	Principal (000s)		Value
Hypo Tirol Bank AG
0.50%, 02/11/21[a]	EUR	100	$109,239
Novomatic AG
1.63%, 09/20/23	EUR	25	27,431
OeBB Infrastruktur AG
1.00%, 11/18/24[a]	EUR	50	56,250
3.38%, 05/18/32	EUR	50	69,339
OMV AG
4.25%, 10/12/21[a]	EUR	50	63,728
VRN, (5 year EUR Swap + 4.942%)
5.25%, 12/29/49 (Call 12/09/21)[a]	EUR	50	59,287
UniCredit Bank Austria AG
4.13%, 02/24/21	EUR	100	125,819

			808,195

BELGIUM — 0.37%
Anheuser-Busch InBev SA/NV
0.80%, 04/20/23[a]	EUR	50	54,408
0.88%, 03/17/22[a]	EUR	100	110,278
2.00%, 03/17/28[a]	EUR	50	55,956
2.75%, 03/17/36[a]	EUR	100	113,867
Belfius Bank SA/NV
1.38%, 06/05/20[a]	EUR	100	113,251
Dexia Credit Local SA
0.75%, 01/25/23[a]	EUR	100	109,408
Eandis System Operator SCRL
1.75%, 12/04/26[a]	EUR	100	114,616
KBC Bank NV
0.45%, 01/22/22[a]	EUR	100	109,729
KBC Group NV
0.75%, 10/18/23[a]	EUR	100	105,040

			886,553

CANADA — 1.65%
407 International Inc.
2.43%, 05/04/27 (Call 02/04/27)	CAD	200	148,872
3.98%, 09/11/52 (Call 06/11/52)	CAD	25	19,419
AltaLink LP
3.72%, 12/03/46 (Call 06/03/46)	CAD	50	37,347
Bank of Montreal
0.75%, 09/21/22[a]	EUR	150	166,107
2.70%, 12/09/26	CAD	50	38,144
2.84%, 06/04/20	CAD	100	79,627

126

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
VRN, (3 mo. CDOR + 1.080%)
3.12%, 09/19/24 (Call 09/19/19)[a]	CAD	50	$39,037
Bank of Nova Scotia (The)
0.38%, 03/10/23[a]	EUR	150	161,996
1.90%, 12/02/21	CAD	100	76,451
2.27%, 01/13/20	CAD	100	78,047
VRN, (3 mo. CDOR + 2.190%)
3.37%, 12/08/25 (Call 12/08/20)[a]	CAD	100	78,623
Bell Canada Inc.
3.00%, 10/03/22 (Call 09/03/22)	CAD	50	39,397
Series M-26
3.35%, 03/22/23 (Call 12/22/22)	CAD	100	79,888
Brookfield Asset Management Inc.
4.54%, 03/31/23	CAD	150	124,740
Canadian Imperial Bank of Commerce
1.70%, 10/09/18	CAD	50	38,591
Canadian Imperial Bank of Commerce
2.35%, 10/18/17	CAD	200	154,761
CU Inc.
3.96%, 07/27/45 (Call 01/27/45)	CAD	25	19,537
Enbridge Gas Distribution Inc.
4.00%, 08/22/44 (Call 02/22/44)[a]	CAD	50	39,032
Enbridge Pipelines Inc.
5.33%, 04/06/40	CAD	50	44,026
Fairfax Financial Holdings Ltd.
4.50%, 03/22/23	CAD	100	80,664
Fortis Inc./Canada
2.85%, 12/12/23 (Call 10/12/23)	CAD	50	38,691
Granite REIT Holdings LP
Series 3
3.87%, 11/30/23 (Call 09/30/23)	CAD	50	38,957
Greater Toronto Airports Authority
1.51%, 02/16/21	CAD	100	76,043
Hydro One Inc.
3.72%, 11/18/47 (Call 05/18/47)	CAD	50	37,433
6.93%, 06/01/32	CAD	70	73,733
Hydro-Quebec
5.00%, 02/15/50	CAD	50	50,906
6.50%, 02/15/35	CAD	100	109,737
9.63%, 07/15/22	CAD	320	342,323
Inter Pipeline Ltd.
3.48%, 12/16/26 (Call 09/16/26)	CAD	100	77,406

Security	Principal (000s)		Value
Manufacturers life Insurance Co. (The) VRN, (3 mo. CDOR + 1.570%)
3.18%, 11/22/27 (Call 11/22/22)[a]	CAD	50	$39,648
National Bank of Canada
0.01%, 09/29/23[a]	EUR	100	104,687
North West Redwater Partnership/NWR Financing Co. Ltd.
Series G
4.75%, 06/01/37 (Call 12/01/36)[a]	CAD	50	42,735
Pembina Pipeline Corp.
4.81%, 03/25/44 (Call 09/25/43)[a]	CAD	25	19,108
Rogers Communications Inc.
6.11%, 08/25/40 (Call 02/25/40)	CAD	25	23,223
Royal Bank of Canada
1.40%, 04/26/19	CAD	300	230,354
1.92%, 07/17/20	CAD	200	153,979
2.77%, 12/11/18	CAD	100	78,700
Saputo Inc.
2.83%, 11/21/23 (Call 09/21/23)	CAD	100	77,038
Shaw Communications Inc.
6.75%, 11/09/39	CAD	50	46,148
Sun Life Financial Inc.
VRN, (3 mo. CDOR + 1.850%)
3.05%, 09/19/28 (Call 09/19/23)	CAD	50	38,685
Suncor Energy Inc.
5.80%, 05/22/18	CAD	100	81,085
TD Capital Trust III
VRN, (6 mo. CDOR + 4.300%)
7.24%, 12/29/49 (Call 12/31/18)[a]	CAD	150	126,707
TELUS Corp.
2.35%, 03/28/22 (Call 02/28/22)	CAD	100	76,408
3.35%, 04/01/24 (Call 01/02/24)	CAD	100	78,764
Toronto-Dominion Bank (The)
0.63%, 07/29/19[a]	EUR	100	110,174
1.91%, 07/18/23	CAD	100	75,074
VRN, (3 mo. CDOR + 1.830%)
2.98%, 09/30/25 (Call 09/30/20)	CAD	25	19,418
TransCanada PipeLines Ltd.
4.35%, 06/06/46 (Call 12/06/45)	CAD	50	38,885
Union Gas Ltd.
4.88%, 06/21/41 (Call 12/21/40)	CAD	50	44,199
Wells Fargo Canada Corp.
3.04%, 01/29/21	CAD	50	39,922

			3,934,476

127

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value

DENMARK — 0.30%
AP Moller - Maersk A/S
1.50%, 11/24/22[a]	EUR	100	$109,639
BRFkredit A/S
0.50%, 10/01/26[a]	EUR	100	103,890
Danske Bank A/S
0.75%, 05/04/20[a]	EUR	100	110,183
4.13%, 11/26/19	EUR	50	60,508
DONG Energy A/S
4.88%, 12/16/21[a]	EUR	50	65,784
Nordea Kredit Realkreditaktieselskab
Series C2
3.00%, 10/01/44	DKK	589	88,758
Nykredit Realkredit A/S
Series 01E
2.00%, 10/01/47	DKK	1,185	164,916

			703,678

FINLAND — 0.18%
Nordea Mortgage Bank PLC
0.25%, 11/21/23[a]	EUR	200	214,252
OP Mortgage Bank
0.25%, 11/23/20[a]	EUR	100	109,374
Sampo OYJ
1.00%, 09/18/23[a]	EUR	100	106,563

			430,189

FRANCE — 3.95%
Air Liquide Finance SA
1.88%, 06/05/24[a]	EUR	100	116,143
Airbus Group Finance BV
0.88%, 05/13/26 (Call 02/13/26)[a]	EUR	100	106,153
APRR SA
1.25%, 01/06/27 (Call 10/06/26)[a]	EUR	100	106,658
Arkea Home Loans SFH
2.38%, 07/11/23[a]	EUR	100	122,082
Autoroutes du Sud de la France SA
5.63%, 07/04/22	EUR	100	137,130
AXA SA
VRN, (3 mo. Euribor + 3.050%)
5.25%, 04/16/40 (Call 04/16/20)[a]	EUR	50	60,030

Security	Principal (000s)		Value
VRN, (3 mo. LIBOR GBP + 2.750%)
6.69%, 07/29/49 (Call 07/06/26)	GBP	50	$68,852
Banque Federative du Credit Mutuel SA
1.63%, 01/11/18	EUR	100	109,794
1.63%, 01/19/26[a]	EUR	100	111,820
4.00%, 10/22/20[a]	EUR	100	121,667
BNP Paribas Home Loan SFH SA
3.75%, 01/11/21[a]	EUR	100	124,404
BNP Paribas SA
1.13%, 10/10/23[a]	EUR	100	106,207
2.00%, 01/28/19	EUR	100	112,317
2.38%, 05/20/24[a]	EUR	50	59,176
VRN, (5 year EUR Swap + 1.830%)
2.63%, 10/14/27 (Call 10/14/22)[a]	EUR	100	109,877
VRN, (5 year EUR Swap + 1.650%)
2.88%, 03/20/26 (Call 03/20/21)[a]	EUR	100	112,006
Bouygues SA
4.00%, 02/12/18[a]	EUR	50	56,221
BPCE SA
2.00%, 04/24/18[a]	EUR	100	110,752
VRN, (5 year EUR Swap + 2.370%)
2.75%, 11/30/27 (Call 11/30/22)[a]	EUR	100	110,393
BPCE SFH SA
0.38%, 02/10/23[a]	EUR	200	216,879
Caisse Centrale du Credit Immobilier de France SA
1.13%, 04/22/19	EUR	100	111,215
Capgemini SA
0.50%, 11/09/21 (Call 08/09/21)[a]	EUR	100	107,443
Carrefour SA
4.00%, 04/09/20[a]	EUR	50	60,453
Cie. de Financement Foncier SA
0.38%, 09/17/19	EUR	100	109,680
2.25%, 10/13/21	CHF	400	454,287
Cie. de Saint-Gobain
4.50%, 09/30/19[a]	EUR	100	120,690
CNP Assurances VRN, (5 year EUR Swap + 4.100%)
4.00%, 11/29/49 (Call 11/18/24)[a]	EUR	100	110,015

128

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Credit Agricole Assurances SA VRN, (5 year EUR Swap + 4.500%)
4.25%, 01/29/49 (Call 01/13/25)[a]	EUR	100	$106,325
Credit Agricole Cariparma SpA
0.25%, 09/30/24[a]	EUR	100	101,600
Credit Agricole Home Loan SFH SA
0.13%, 08/28/20[a]	EUR	200	218,017
Credit Agricole SA
2.63%, 03/17/27[a]	EUR	100	108,564
3.90%, 04/19/21[a]	EUR	50	61,312
Credit Agricole SA/London
2.38%, 11/27/20[a]	EUR	100	116,999
Credit Mutuel-CIC Home Loan SFH SA
1.13%, 02/06/19[a]	EUR	100	111,172
1.75%, 06/19/24[a]	EUR	100	118,277
Danone SA
0.71%, 11/03/24 (Call 08/03/24)[a]	EUR	100	105,553
1.25%, 05/30/24 (Call 02/29/24)[a]	EUR	100	110,388
Dexia Credit Local SA
0.04%, 12/11/19[a]	EUR	50	54,112
0.25%, 03/19/20[a]	EUR	50	54,349
2.13%, 02/12/25[a]	GBP	100	127,267
Electricite de France SA
2.75%, 03/10/23[a]	EUR	100	119,339
VRN, (7 year EUR Swap + 3.021%)
4.25%, 12/29/49 (Call 01/29/20)[a]	EUR	100	109,978
4.50%, 11/12/40[a]	EUR	50	67,675
5.50%, 10/17/41[a]	GBP	100	155,875
Engie SA
1.50%, 03/13/35 (Call 12/13/34)[a]	EUR	100	101,550
7.00%, 10/30/28	GBP	50	92,051
Eni SpA
2.63%, 11/22/21[a]	EUR	100	118,206
Gatwick Funding Ltd.
6.13%, 03/02/28[a]	GBP	100	161,137
Kering
2.50%, 07/15/20[a]	EUR	100	116,405
La Banque Postale Home Loan SFH
0.50%, 01/18/23[a]	EUR	50	54,807

Security	Principal (000s)		Value
La Banque Postale SA
4.38%, 11/30/20	EUR	100	$123,430
La Poste SA
1.13%, 06/04/25[a]	EUR	100	107,649
Orange SA
3.88%, 01/14/21[a]	EUR	100	123,260
VRN, (5 year EUR Swap + 3.361%)
4.00%, 10/29/49 (Call 10/01/21)[a]	EUR	100	113,857
8.13%, 11/20/28[a]	GBP	50	95,737
Pernod Ricard SA
1.88%, 09/28/23 (Call 06/28/23)[a]	EUR	100	114,593
Priceline Group Inc. (The)
2.15%, 11/25/22 (Call 08/25/22)	EUR	100	114,512
RCI Banque SA
0.50%, 09/15/23 (Call 06/15/23)[a]	EUR	100	102,880
Regie Autonome des Transports Parisiens
2.88%, 09/09/22	EUR	50	61,502
RTE Reseau de Transport d’Electricite SA
1.63%, 11/27/25 (Call 08/27/25)[a]	EUR	100	112,329
Sanofi
1.75%, 09/10/26 (Call 06/10/26)[a]	EUR	100	113,483
Schneider Electric SE
1.50%, 09/08/23 (Call 06/08/23)[a]	EUR	100	113,337
Skandinaviska Enskilda Banken AB
0.15%, 02/11/21[a]	EUR	100	108,653
SNCF Mobilites Group
4.63%, 02/02/24	EUR	50	68,677
SNCF Reseau
1.00%, 11/09/31[a]	EUR	100	97,986
4.25%, 10/07/26[a]	EUR	100	138,313
4.50%, 01/30/24[a]	EUR	150	204,819
5.25%, 12/07/28[a]	GBP	50	81,612
Societe Generale SA
1.00%, 04/01/22[a]	EUR	100	107,539
VRN, (5 year EUR Swap + 1.830%)
2.50%, 09/16/26 (Call 09/16/21)[a]	EUR	100	109,703
Societe Generale SCF SA
4.13%, 02/15/22	EUR	100	129,867

129

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Societe Generale SFH SA
2.88%, 03/14/19	EUR	100	$115,281
Suez
1.25%, 05/19/28 (Call 02/19/28)[a]	EUR	100	106,330
Total Capital Canada Ltd.
1.13%, 03/18/22[a]	EUR	100	111,897
Total Capital International SA
0.75%, 07/12/28[a]	EUR	100	101,515
TOTAL SA
VRN, (5 year EUR Swap + 1.861%)
2.25%, 12/29/49 (Call 02/26/21)[a]	EUR	100	106,897
VRN, (5 year EUR Swap + 2.750%)
2.71%, 12/29/49 (Call 05/05/23)[a]	EUR	100	105,774
Unibail-Rodamco SE
3.88%, 11/05/20[a]	EUR	100	123,243
UniCredit SpA
5.00%, 10/31/21[a]	EUR	200	263,946
Veolia Environnement SA
4.38%, 12/11/20	EUR	100	125,082
6.13%, 11/25/33	EUR	25	42,418
Vivendi SA
1.13%, 11/24/23 (Call 08/24/23)[a]	EUR	100	107,839

			9,397,262
GERMANY — 3.21%
Aareal Bank AG
1.00%, 06/28/18	EUR	50	55,000
Allianz SE
VRN, (5 year CHF Swap (vs 6 month LIBOR) + 2.573%)
3.25%, 02/28/49 (Call 07/04/19)	CHF	50	53,152
VRN, (10 mo. EURIBOR ICE Swap + 3.200%)
3.38%, 09/29/49 (Call 09/18/24)[a]	EUR	100	110,089
BASF SE
0.88%, 10/06/31 (Call 07/06/31)[a]	EUR	100	98,652
Bayer AG VRN, (5 year EUR Swap + 2.007%)
2.38%, 04/02/75 (Call 10/02/22)[a]	EUR	100	103,017
Bayerische Landesbank
0.75%, 01/20/26[a]	EUR	100	109,794
Bayerische Landesbodenkreditanstalt
0.63%, 11/23/26	EUR	100	107,114

Security	Principal (000s)		Value
Berlin Hyp AG
1.38%, 05/30/17	EUR	50	$54,331
Bertelsmann SE & Co. KGaA
1.75%, 10/14/24 (Call 07/14/24)[a]	EUR	100	114,835
BMW Finance NV
0.13%, 04/15/20[a]	EUR	200	216,222
1.00%, 01/21/25[a]	EUR	50	54,116
Brenntag Finance BV
5.50%, 07/19/18[a]	EUR	50	58,185
Commerzbank AG
0.05%, 07/11/24[a]	EUR	100	105,080
0.13%, 02/23/23[a]	EUR	100	107,237
1.00%, 02/05/19[a]	EUR	50	55,386
4.00%, 03/23/26[a]	EUR	25	27,233
Continental Rubber of America Corp.
0.50%, 02/19/19	EUR	100	108,956
Daimler AG
0.63%, 03/05/20[a]	EUR	200	219,192
Daimler Canada Finance Inc.
1.78%, 08/19/19[a]	CAD	50	38,474
Deutsche Bank AG
0.63%, 12/19/23	CHF	100	99,389
1.13%, 03/17/25[a]	EUR	100	100,758
Deutsche Genossenschafts-Hypothekenbank AG
0.05%, 12/06/24	EUR	100	104,621
Deutsche Hypothekenbank AG
0.25%, 05/17/24	EUR	100	106,974
Deutsche Pfandbriefbank AG
0.50%, 01/19/23[a]	EUR	100	109,579
Deutsche Post AG
0.38%, 04/01/21 (Call 01/01/21)[a]	EUR	25	27,201
Deutsche Telekom International Finance BV
0.63%, 04/03/23[a]	EUR	100	107,091
1.50%, 04/03/28[a]	EUR	75	79,868
2.00%, 10/30/19	EUR	50	56,996
DVB Bank SE
0.88%, 04/09/21	EUR	100	108,451
E.ON International Finance BV
6.38%, 06/07/32	GBP	50	86,594
EnBW International Finance BV
6.13%, 07/07/39	EUR	30	50,430

130

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
HeidelbergCement AG
1.50%, 02/07/25 (Call 11/07/24)[a]	EUR	150	$162,124
HSH Nordbank AG
0.38%, 04/27/23[a]	EUR	75	80,276
innogy Finance BV
6.25%, 06/03/30	GBP	50	83,115
6.50%, 08/10/21	EUR	100	137,627
KfW
0.01%, 09/15/23	EUR	200	213,869
0.05%, 05/30/24	EUR	50	53,307
0.13%, 06/01/20	EUR	50	54,966
0.38%, 03/09/26	EUR	100	106,718
0.63%, 07/04/22	EUR	200	223,979
0.88%, 03/15/22[a]	GBP	200	249,918
1.13%, 01/15/20	EUR	240	271,573
1.25%, 10/17/19	EUR	50	56,576
1.25%, 07/04/36[a]	EUR	110	118,790
1.38%, 02/01/21[a]	GBP	120	153,920
1.75%, 10/29/19	CAD	50	38,740
2.13%, 08/15/23	EUR	50	61,326
2.75%, 04/16/20[a]	AUD	100	76,594
3.38%, 01/18/21	EUR	50	62,032
3.88%, 01/21/19	EUR	50	58,804
5.00%, 03/19/24	AUD	70	59,591
6.00%, 08/20/20	AUD	50	42,380
6.00%, 12/07/28	GBP	50	90,576
Landesbank Baden-Wuerttemberg
0.05%, 11/11/21	EUR	100	108,051
0.38%, 01/29/19[a]	EUR	300	326,168
Landesbank Hessen-Thueringen Girozentrale
1.00%, 02/25/19[a]	EUR	100	110,926
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.38%, 04/13/26[a]	EUR	30	31,876
Landwirtschaftliche Rentenbank
0.38%, 01/22/24[a]	EUR	100	109,112
1.25%, 05/20/22[a]	EUR	50	57,825
1.50%, 12/23/19[a]	GBP	50	64,468
2.70%, 01/20/20	AUD	50	38,292
2.70%, 09/05/22[a]	AUD	70	52,487
Linde AG Series 10
2.00%, 04/18/23[a]	EUR	50	58,814

Security	Principal (000s)		Value
Merck KGaA VRN, (5 year EUR Swap + 2.184%)
2.63%, 12/12/74 (Call 06/12/21)[a]	EUR	25	$27,887
METRO AG
1.38%, 10/28/21[a]	EUR	100	110,369
Muenchener Hypothekenbank eG
2.50%, 07/04/28	EUR	100	126,127
Norddeutsche Landesbank Girozentrale
0.03%, 01/31/19[a]	EUR	50	54,333
NRW Bank
0.38%, 11/17/26[a]	EUR	100	105,449
0.50%, 05/11/26[a]	EUR	50	53,613
1.25%, 10/22/18[a]	EUR	50	55,524
SAP SE
2.13%, 11/13/19[a]	EUR	100	114,830
Siemens Financieringsmaatschappij NV
2.88%, 03/10/28[a]	EUR	50	64,810
UniCredit Bank AG
0.13%, 03/01/22	EUR	150	162,349
Volkswagen Financial Services NV
1.75%, 04/17/20[a]	GBP	25	31,666
Volkswagen International Finance NV
2.00%, 03/26/21[a]	EUR	100	114,509
VRN, (7 year EUR Swap + 2.200%)
2.50%, 12/29/49 (Call 03/20/22)[a]	EUR	25	26,161
VRN, (12 year EUR Swap + 2.967%)
4.63%, 03/29/49 (Call 03/24/26)[a]	EUR	50	55,861
Vonovia Finance BV
1.50%, 06/10/26[a]	EUR	100	106,044
VW Credit Canada Inc.
2.80%, 08/20/18	CAD	100	78,066
WL BANK AG Westfaelische Landschaft Bodenkreditbank
0.75%, 02/02/26[a]	EUR	100	109,565

			7,646,000
HONG KONG — 0.05%
Hutchison Whampoa Finance 14 Ltd.
1.38%, 10/31/21[a]	EUR	100	111,076

			111,076

131

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
INDIA — 0.05%
Bharti Airtel International Netherlands BV
3.38%, 05/20/21[a]	EUR	100	$116,506

			116,506
IRELAND — 0.10%
Bank of Ireland
3.25%, 01/15/19[a]	EUR	100	114,695
CRH Finance Germany GmbH
1.75%, 07/16/21 (Call 04/16/21)[a]	EUR	100	113,556

			228,251
ISRAEL — 0.04%
Teva Pharmaceutical Finance Netherlands II BV
1.25%, 03/31/23 (Call 12/31/22)[a]	EUR	100	105,815

			105,815
ITALY — 0.74%
Assicurazioni Generali SpA VRN, (3 mo. Euribor + 7.113%)
7.75%, 12/12/42 (Call 12/12/22)[a]	EUR	100	127,173
Autostrade per l’Italia SpA
1.13%, 11/04/21[a]	EUR	100	110,750
Banca Monte dei Paschi di Siena SpA
2.88%, 04/16/59[a]	EUR	100	115,428
Enel Finance International NV
5.00%, 09/14/22[a]	EUR	100	133,943
5.63%, 08/14/24[a]	GBP	100	151,010
Eni SpA
1.75%, 01/18/24[a]	EUR	100	112,691
FCA Capital Ireland PLC
1.25%, 09/23/20[a]	EUR	100	109,502
Intesa Sanpaolo SpA
0.63%, 01/20/22[a]	EUR	100	109,371
1.38%, 12/18/25[a]	EUR	100	110,854
4.38%, 10/15/19[a]	EUR	100	119,038
Snam SpA
0.88%, 10/25/26[a]	EUR	100	100,262
Terna Rete Elettrica Nazionale SpA
0.88%, 02/02/22[a]	EUR	100	109,058
UniCredit SpA
3.25%, 01/14/21[a]	EUR	150	175,271

Security	Principal (000s)		Value
Unione di Banche Italiane SpA
1.00%, 01/27/23[a]	EUR	150	$166,163

			1,750,514
JAPAN — 0.17%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
0.88%, 03/11/22[a]	EUR	100	109,491
East Japan Railway Co.
4.50%, 01/25/36	GBP	50	78,977
Nomura Europe Finance NV
1.50%, 05/12/21[a]	EUR	100	111,704
Sumitomo Mitsui Financial Group Inc.
1.55%, 06/15/26[a]	EUR	100	109,243

			409,415
LIECHTENSTEIN — 0.05%
LGT Bank AG
1.88%, 02/08/23	CHF	100	112,508

			112,508
MEXICO — 0.15%
America Movil SAB de CV
3.00%, 07/12/21	EUR	100	118,326
4.75%, 06/28/22	EUR	50	64,882
5.75%, 06/28/30	GBP	50	78,006
Petroleos Mexicanos
2.75%, 04/21/27[a]	EUR	100	90,932

			352,146
NETHERLANDS — 1.49%
ABN AMRO Bank NV
0.88%, 01/14/26[a]	EUR	100	110,279
1.88%, 07/31/19[a]	EUR	100	113,734
VRN, (5 year EUR Swap + 2.350%)
2.88%, 06/30/25 (Call 06/30/20)[a]	EUR	100	113,117
4.75%, 01/11/19[a]	EUR	100	118,048
Aegon Bank NV
0.25%, 05/25/55[a]	EUR	100	106,826
Aegon NV
6.13%, 12/15/31	GBP	50	85,826
Akzo Nobel NV
1.13%, 04/08/26 (Call 01/08/26)[a]	EUR	100	107,360
ASML Holding NV
1.38%, 07/07/26 (Call 04/07/26)[a]	EUR	100	106,445

132

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Bank Nederlandse Gemeenten NV
0.38%, 01/14/22[a]	EUR	50	$54,921
1.00%, 01/12/26[a]	EUR	100	111,461
1.38%, 10/21/30[a]	EUR	50	55,574
1.88%, 06/06/19[a]	EUR	50	56,856
2.25%, 07/17/23[a]	EUR	80	97,464
BMW Finance NV
0.88%, 11/17/20[a]	EUR	150	166,039
Citycon Treasury BV
2.38%, 09/16/22 (Call 06/16/22)[a]	EUR	100	115,531
Cooperatieve Rabobank UA
1.38%, 02/03/27[a]	EUR	50	54,663
3.88%, 07/25/23[a]	EUR	100	123,003
Series 2541
4.00%, 09/19/22	GBP	50	70,434
4.13%, 01/14/20	EUR	150	181,427
VRN, (6 mo. LIBOR CHF + 2.800%)
5.50%, 06/29/49 (Call 06/27/18)	CHF	200	215,082
Heineken NV
2.13%, 08/04/20[a]	EUR	100	115,286
ING Bank NV
0.70%, 04/16/20[a]	EUR	100	110,003
0.75%, 02/22/21[a]	EUR	100	109,960
4.00%, 01/17/20	EUR	200	242,846
Koninklijke KPN NV
5.63%, 09/30/24[a]	EUR	50	72,073
Nederlandse Gasunie NV
0.01%, 11/18/19 (Call 10/18/19)[a]	EUR	100	107,970
Nederlandse Waterschapsbank NV
0.50%, 01/19/23[a]	EUR	100	109,986
0.50%, 04/29/30[a]	EUR	100	99,834
NN Group NV
1.00%, 03/18/22[a]	EUR	100	109,239
Shell International Finance BV
0.88%, 08/21/28	CHF	75	79,402
1.25%, 03/15/22[a]	EUR	100	112,631
TenneT Holding BV
1.00%, 06/13/26 (Call 03/13/26)[a]	EUR	100	106,410

			3,539,730

NEW ZEALAND — 0.16%
ANZ New Zealand Int’l Ltd./London
0.13%, 09/22/23[a]	EUR	100	105,006

Security	Principal (000s)		Value
BNZ International Funding Ltd./London
0.13%, 06/17/21[a]	EUR	150	$161,274
Westpac Securities NZ Ltd./London
0.13%, 06/16/21[a]	EUR	100	107,542

			373,822

NORWAY — 0.31%
DNB Bank ASA
4.38%, 02/24/21[a]	EUR	100	125,819
DNB Boligkreditt AS
0.38%, 01/14/21[a]	EUR	100	109,572
1.88%, 06/18/19[a]	EUR	100	113,393
SpareBank 1 Boligkreditt AS
1.50%, 01/20/20[a]	EUR	100	113,255
SpareBank 1 SR-Bank ASA
0.38%, 02/10/22[a]	EUR	100	106,457
Statoil ASA
1.25%, 02/17/27 (Call 11/17/26)[a]	EUR	100	107,601
5.63%, 03/11/21[a]	EUR	50	65,889

			741,986

PORTUGAL — 0.11%
Caixa Geral de Depositos SA
1.00%, 01/27/22[a]	EUR	100	108,782
EDP Finance BV
1.13%, 02/12/24[a]	EUR	100	101,451
4.13%, 06/29/20	EUR	50	60,046

			270,279

SPAIN — 1.35%
Abertis Infraestructuras SA
1.00%, 02/27/27[a]	EUR	100	101,515
Adif - Alta Velocidad
1.88%, 09/22/22[a]	EUR	100	114,198
Ayt Cedulas Cajas Global
4.25%, 06/14/18	EUR	100	114,474
AyT Cedulas Cajas X Fondo de Titulizacion de Activos
Series X
3.75%, 06/30/25	EUR	100	130,819
Banco Bilbao Vizcaya Argentaria SA
0.63%, 05/17/21[a]	EUR	200	220,296
Banco de Sabadell SA
0.13%, 10/20/23[a]	EUR	100	103,826

133

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Banco Popular Espanol SA
2.13%, 10/08/19[a]	EUR	100	$113,965
Banco Santander SA
1.13%, 11/27/24[a]	EUR	100	111,222
Bankia SA
1.00%, 03/14/23[a]	EUR	200	220,595
CaixaBank SA
0.63%, 11/12/20[a]	EUR	200	219,679
1.25%, 01/11/27[a]	EUR	100	108,382
Cedulas TDA 6 Fond de Titulizacion de Activos
3.88%, 05/23/25	EUR	100	132,009
Deutsche Bank SA Espanola
0.63%, 12/15/21[a]	EUR	100	109,512
1.13%, 01/20/23[a]	EUR	100	111,217
Enagas Financiaciones SAU
1.00%, 03/25/23[a]	EUR	100	109,314
Gas Natural Fenosa Finance BV
1.25%, 04/19/26 (Call 01/19/26)[a]	EUR	100	105,542
Iberdrola Finanzas SA
4.13%, 03/23/20	EUR	50	60,646
Iberdrola International BV
1.13%, 01/27/23[a]	EUR	100	109,755
Merlin Properties SOCIMI SA
1.88%, 11/02/26 (Call 08/02/26)[a]	EUR	100	102,666
Programa Cedulas TDA Fondo de Titulizacion de Activos Series A4
4.13%, 04/10/21	EUR	100	125,072
Repsol International Finance BV
4.88%, 02/19/19[a]	EUR	100	118,506
Santander Consumer Finance SA
1.00%, 05/26/21[a]	EUR	100	108,833
Santander International Debt SAU
4.13%, 10/04/17[a]	EUR	50	55,563
Santander Issuances SAU
2.50%, 03/18/25[a]	EUR	100	105,196
Telefonica Emisiones SAU
1.48%, 09/14/21[a]	EUR	100	111,372
4.69%, 11/11/19[a]	EUR	100	121,218
5.29%, 12/09/22[a]	GBP	50	72,750

			3,218,142

Security	Principal (000s)		Value

SWEDEN — 1.07%
Lansforsakringar Hypotek AB
0.25%, 04/12/23[a]	EUR	100	$106,919
Nordea Bank AB
1.38%, 04/12/18[a]	EUR	100	109,942
4.00%, 07/11/19[a]	EUR	100	118,607
Nordea Hypotek AB
Series 5531
1.00%, 04/08/22	SEK	2,500	286,924
Skandinaviska Enskilda Banken AB
1.88%, 11/14/19[a]	EUR	100	113,549
3.00%, 06/19/19	SEK	2,000	245,141
Stadshypotek AB
1.50%, 12/15/21[a]	SEK	2,000	236,048
1.63%, 10/30/20[a]	EUR	100	114,848
Series 1581
3.00%, 12/19/18	SEK	1,000	121,211
Svenska Handelsbanken AB
2.25%, 08/27/20[a]	EUR	100	116,099
Sveriges Sakerstallda Obligationer AB
0.38%, 10/05/20[a]	EUR	100	109,678
1.00%, 03/17/21	SEK	1,000	116,131
Swedbank Hypotek AB
0.38%, 03/11/22[a]	EUR	100	109,312
Series 187
3.75%, 09/19/18	SEK	2,000	243,739
Series 180
5.70%, 05/12/20	SEK	1,000	134,581
Telia Co. AB
4.00%, 03/22/22[a]	EUR	100	126,403
TeliaSonera AB
4.75%, 11/16/21	EUR	50	65,107
Vattenfall AB
6.25%, 03/17/21[a]	EUR	60	80,538

			2,554,777

SWITZERLAND — 0.58%
Cloverie PLC for Zurich Insurance Co. Ltd. VRN, (3 mo. Euribor + 5.850%)
7.50%, 07/24/39 (Call 07/24/19)	EUR	50	62,343

134

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Credit Suisse AG/London
1.38%, 11/29/19[a]	EUR	200	$223,582
4.75%, 08/05/19	EUR	50	60,315
Credit Suisse Group Funding Guernsey Ltd.
1.25%, 04/14/22[a]	EUR	100	108,382
Glencore Canada Financial Corp.
7.38%, 05/27/20	GBP	50	73,231
Glencore Finance Europe SA
2.63%, 12/03/18[a]	CHF	150	158,575
Holcim Finance Luxembourg SA
1.38%, 05/26/23 (Call 02/26/23)[a]	EUR	100	109,877
LafargeHolcim Ltd.
3.00%, 11/22/22[a]	CHF	100	115,891
Nestle Finance International Ltd.
0.75%, 11/08/21[a]	EUR	100	111,244
Novartis Finance SA
0.63%, 09/20/28[a]	EUR	100	102,046
Roche Holdings Inc.
6.50%, 03/04/21[a]	EUR	100	136,737
UBS AG/London
1.25%, 09/03/21[a]	EUR	100	112,523

			1,374,746

UNITED KINGDOM — 2.90%
AA Bond Co. Ltd.
2.88%, 07/31/43 (Call 10/31/21)[a]	GBP	100	125,893
Aviva PLC VRN, (5 year EUR Swap + 3.480%)
3.88%, 07/03/44 (Call 07/03/24)[a]	EUR	100	110,745
VRN, (6 mo. LIBOR GBP + 1.880%)
5.90%, 11/29/49 (Call 07/27/20)	GBP	25	33,153
Bank of Scotland PLC
4.88%, 12/20/24	GBP	125	191,999
Barclays Bank PLC
4.25%, 01/12/22[a]	GBP	100	143,664
10.00%, 05/21/21[a]	GBP	100	160,269
Barclays PLC
1.88%, 03/23/21[a]	EUR	100	111,256
BAT International Finance PLC
0.88%, 10/13/23 (Call 07/13/23)[a]	EUR	100	106,564
6.00%, 11/24/34	GBP	50	85,951
7.25%, 03/12/24	GBP	50	82,799

Security	Principal (000s)		Value
BG Energy Capital PLC
1.25%, 11/21/22 (Call 08/21/22)[a]	EUR	100	$111,706
BP Capital Markets PLC
1.12%, 01/25/24 (Call 10/25/23)[a]	EUR	100	108,943
1.95%, 03/03/25[a]	EUR	150	171,144
British Telecommunications PLC
1.13%, 03/10/23[a]	EUR	100	108,267
Centrica PLC
7.00%, 09/19/33[a]	GBP	50	95,371
Coventry Building Society
4.63%, 04/19/18[a]	GBP	100	131,936
Eastern Power Networks PLC
5.75%, 03/08/24[a]	GBP	50	77,692
FCE Bank PLC
1.88%, 06/24/21[a]	EUR	100	112,599
GlaxoSmithKline Capital PLC
6.38%, 03/09/39	GBP	50	98,363
Hammerson PLC
7.25%, 04/21/28	GBP	25	43,827
Heathrow Funding Ltd.
5.23%, 02/15/23[a]	GBP	50	74,059
6.45%, 12/10/31[a]	GBP	50	89,446
HSBC Bank PLC
6.50%, 07/07/23[a]	GBP	50	77,170
HSBC Holdings PLC
0.88%, 09/06/24[a]	EUR	150	156,981
3.20%, 12/05/23	CAD	50	38,471
VRN, (5 year EUR Swap + 1.950%)
3.38%, 01/10/24 (Call 01/10/19)[a]	EUR	100	113,221
6.50%, 05/20/24[a]	GBP	50	79,785
6.75%, 09/11/28[a]	GBP	50	76,449
Imperial Brands Finance PLC
5.00%, 12/02/19[a]	EUR	100	122,700
Land Securities Capital Markets PLC
VRN, (3 mo. LIBOR GBP + 1.128%)
5.39%, 03/31/27 (Call 03/31/25)	GBP	50	79,313
Legal & General Finance PLC
5.88%, 04/05/33	GBP	25	42,900
Legal & General Group PLC
VRN, (5 year UK Government Bond + 4.580%)
5.38%, 10/27/45 (Call 10/27/25)[a]	GBP	100	130,173

135

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Lloyds Bank PLC
0.38%, 01/18/21[a]	EUR	100	$109,307
6.50%, 03/24/20[a]	EUR	50	63,268
7.50%, 04/15/24[a]	GBP	100	170,362
Lloyds Banking Group PLC
0.75%, 11/09/21[a]	EUR	100	107,138
Nationwide Building Society
0.75%, 06/25/19[a]	EUR	100	110,359
1.13%, 06/03/22[a]	EUR	100	110,473
Network Rail Infrastructure Finance PLC
4.63%, 07/21/20	GBP	200	285,304
4.75%, 01/22/24	GBP	50	76,993
4.75%, 11/29/35	GBP	50	87,062
NGG Finance PLC
VRN, (7 year EUR Swap + 2.880%)
4.25%, 06/18/76 (Call 06/18/20)[a]	EUR	100	116,059
Northumbrian Water Finance PLC
1.63%, 10/11/26[a]	GBP	100	118,222
Orbit Capital PLC
3.50%, 03/24/45[a]	GBP	100	130,818
Prudential PLC
6.13%, 12/19/31[a]	GBP	50	76,913
RL Finance Bonds No. 2 PLC
VRN, (5 year UK Government Bond + 4.321%)
6.13%, 11/30/43 (Call 11/30/23)[a]	GBP	100	133,301
Royal Bank of Scotland Group PLC
2.50%, 03/22/23[a]	EUR	100	109,029
Royal Bank of Scotland PLC (The)
5.50%, 03/23/20	EUR	50	62,497
RSA Insurance Group PLC
VRN, (5 year UK Government Bond + 8.475%)
9.38%, 05/20/39 (Call 05/20/19)	GBP	50	72,777
Santander UK Group Holdings PLC
1.13%, 09/08/23[a]	EUR	100	106,166
Santander UK PLC
0.25%, 08/09/21	EUR	100	108,393
1.63%, 11/26/20[a]	EUR	100	114,499
Sky PLC
1.50%, 09/15/21[a]	EUR	100	111,522

Security	Principal (000s)		Value
Southern Gas Networks PLC
Series A7
4.88%, 03/21/29	GBP	50	$78,319
Southern Water Services Finance Ltd.
6.19%, 03/31/29[a]	GBP	25	43,512
SSE PLC
VRN, (5 year GBP Swap + 2.342%)
3.88%, 12/29/49 (Call 09/10/20)[a]	GBP	100	125,905
Standard Chartered PLC
3.63%, 11/23/22[a]	EUR	100	115,102
Standard Life PLC
VRN, (5 year UK Government Bond + 2.850%)
6.75%, 07/29/49 (Call 07/12/27)	GBP	25	35,345
Thames Water Utilities Cayman Finance Ltd. VRN, (3 mo. LIBOR GBP + 7.970%)
5.75%, 09/13/30 (Call 09/13/22)	GBP	50	72,802
Vodafone Group PLC
0.38%, 12/03/24	CHF	100	101,865
0.50%, 01/30/24[a]	EUR	100	103,229
5.90%, 11/26/32	GBP	50	80,235
Wellcome Trust Ltd. (The)
1.13%, 01/21/27 (Call 10/21/26)[a]	EUR	100	108,886
Western Power Distribution West Midlands PLC
3.88%, 10/17/24 (Call 07/17/24)[a]	GBP	100	140,569
WPP Finance SA
2.25%, 09/22/26[a]	EUR	100	116,310
Yorkshire Building Society
1.25%, 03/17/22[a]	EUR	100	107,628

			6,902,978

UNITED STATES — 2.30%
3M Co.
0.38%, 02/15/22 (Call 11/15/21)	EUR	100	108,270
AbbVie Inc.
0.38%, 11/18/19 (Call 10/18/19)	EUR	100	108,555
Amgen Inc.
0.41%, 03/08/23	CHF	100	102,744
Apple Inc.
3.05%, 07/31/29	GBP	100	133,060

136

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
AT&T Inc.
1.30%, 09/05/23	EUR	100	$108,547
1.45%, 06/01/22 (Call 03/01/22)	EUR	100	111,082
7.00%, 04/30/40	GBP	50	90,555
Bank of America Corp.
2.38%, 06/19/24[a]	EUR	100	116,100
6.13%, 09/15/21[a]	GBP	100	149,508
Berkshire Hathaway Inc.
1.13%, 03/16/27 (Call 12/16/26)	EUR	100	104,779
Citigroup Inc.
0.75%, 10/26/23 (Call 07/26/23)[a]	EUR	100	104,990
5.15%, 05/21/26	GBP	100	151,007
Coca-Cola Co. (The)
0.25%, 12/22/22[a]	CHF	50	51,566
1.63%, 03/09/35 (Call 12/09/34)	EUR	100	104,532
Eli Lilly & Co.
1.63%, 06/02/26 (Call 03/02/26)	EUR	100	112,879
GE Capital European Funding Unlimited Co.
5.38%, 01/23/20	EUR	150	187,683
GE Capital UK Funding
6.25%, 05/05/38	GBP	50	97,936
General Electric Co.
1.25%, 05/26/23 (Call 02/26/23)	EUR	100	112,114
Goldman Sachs Group Inc. (The)
1.63%, 07/27/26[a]	EUR	100	105,300
2.63%, 08/19/20[a]	EUR	100	116,302
2.88%, 06/03/26[a]	EUR	50	58,992
Honeywell International Inc.
0.65%, 02/21/20	EUR	100	109,472
International Business Machines Corp.
1.13%, 09/06/24	EUR	100	110,214
Johnson & Johnson
4.75%, 11/06/19	EUR	100	122,242
JPMorgan Chase & Co.
0.50%, 12/04/23[a]	CHF	50	51,660
0.63%, 01/25/24 (Call 11/25/23)[a]	EUR	100	104,400
1.50%, 01/27/25[a]	EUR	150	164,916
Kraft Heinz Foods Co.
1.50%, 05/24/24 (Call 02/24/24)[a]	EUR	100	108,076
MasterCard Inc.
1.10%, 12/01/22 (Call 09/01/22)	EUR	100	110,706

Security	Principal (000s)		Value
McDonald’s Corp.
0.17%, 10/04/24	CHF	100	$100,649
5.88%, 04/23/32	GBP	25	41,634
Merck & Co. Inc.
0.50%, 11/02/24 (Call 08/02/24)	EUR	100	105,477
Metropolitan Life Global Funding I
0.88%, 01/20/22[a]	EUR	150	164,291
Microsoft Corp.
2.13%, 12/06/21 (Call 09/06/21)	EUR	100	117,494
Mondelez International Inc.
0.63%, 12/30/21 (Call 11/30/21)[a]	CHF	50	51,708
Morgan Stanley
1.75%, 03/11/24	EUR	100	111,158
2.38%, 03/31/21	EUR	50	58,000
5.38%, 08/10/20	EUR	50	63,456
Mylan NV
2.25%, 11/22/24 (Call 09/22/24)[a]	EUR	100	108,494
Pfizer Inc.
6.50%, 06/03/38[a]	GBP	50	98,671
Philip Morris International Inc.
1.88%, 03/03/21	EUR	100	114,772
Procter & Gamble Co. (The)
2.00%, 08/16/22[a]	EUR	100	117,399
Prologis LP
1.38%, 05/13/21 (Call 02/13/21)	EUR	100	111,370
Time Warner Cable LLC
5.75%, 06/02/31	GBP	50	74,349
Toyota Motor Credit Corp.
1.00%, 03/09/21[a]	EUR	50	55,636
Verizon Communications Inc.
4.07%, 06/18/24[a]	GBP	100	139,544
Wal-Mart Stores Inc.
5.63%, 03/27/34	GBP	50	88,390
5.75%, 12/19/30	GBP	25	43,527
Walgreens Boots Alliance Inc.
2.13%, 11/20/26 (Call 08/20/26)	EUR	100	109,672
Wells Fargo & Co.
1.00%, 02/02/27[a]	EUR	100	101,313
2.25%, 09/03/20[a]	EUR	100	115,315
3.50%, 09/12/29[a]	GBP	100	134,059
3.87%, 05/21/25	CAD	25	19,799

			5,464,364
TOTAL CORPORATE BONDS & NOTES
(Cost: $53,834,432)			53,253,132

137

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value

FOREIGN GOVERNMENT OBLIGATIONS — 77.35%

AUSTRALIA — 2.59%
Australia Government Bond
2.25%, 05/21/28[a]	AUD	110	$78,820
2.25%, 05/21/28[a]	AUD	120	85,985
2.75%, 10/21/19[a]	AUD	600	466,295
2.75%, 04/21/24[a]	AUD	150	115,800
2.75%, 11/21/27[a]	AUD	200	151,296
2.75%, 06/21/35[a]	AUD	120	83,290
3.00%, 03/21/47[a]	AUD	80	52,165
3.25%, 10/21/18[a]	AUD	150	116,756
3.25%, 04/21/25[a]	AUD	550	437,827
3.25%, 04/21/29[a]	AUD	190	149,156
3.25%, 06/21/39[a]	AUD	80	57,680
3.75%, 04/21/37[a]	AUD	200	158,042
4.25%, 04/21/26[a]	AUD	700	600,208
4.50%, 04/21/33[a]	AUD	60	53,143
5.25%, 03/15/19[a]	AUD	700	569,507
5.50%, 01/21/18[a]	AUD	100	78,662
5.50%, 04/21/23[a]	AUD	300	269,015
5.75%, 05/15/21[a]	AUD	550	480,461
5.75%, 07/15/22[a]	AUD	100	89,618
Australian Capital Territory
2.50%, 05/21/26[a]	AUD	60	43,495
New South Wales Treasury Corp.
3.00%, 03/20/28	AUD	40	29,921
5.00%, 08/20/24	AUD	150	131,564
6.00%, 02/01/18	AUD	50	39,518
6.00%, 05/01/20	AUD	50	42,551
6.00%, 03/01/22	AUD	300	266,998
Queensland Treasury Corp.
2.75%, 08/20/27[b]	AUD	100	72,313
3.25%, 07/21/28[b]	AUD	200	150,473
4.00%, 06/21/19[b]	AUD	200	158,682
4.25%, 07/21/23[b]	AUD	150	123,991
4.75%, 07/21/25[b]	AUD	50	42,863
6.00%, 02/21/18[a]	AUD	50	39,578
6.00%, 07/21/22[a]	AUD	170	151,661
6.25%, 02/21/20[a]	AUD	50	42,499
South Australian Government Financing Authority
1.50%, 09/22/22[a]	AUD	100	71,335
5.00%, 05/20/21	AUD	80	67,156

Security	Principal (000s)		Value
Tasmanian Public Finance Corp.
4.00%, 06/11/24[a]	AUD	40	$32,492
Treasury Corp. of Victoria
5.50%, 11/15/18	AUD	50	40,333
5.50%, 12/17/24	AUD	200	181,175
6.00%, 10/17/22	AUD	80	72,117
Western Australian Treasury Corp.
2.50%, 07/22/20[a]	AUD	150	114,561
2.50%, 07/23/24	AUD	100	73,030
3.00%, 10/21/27	AUD	40	29,121
5.00%, 07/23/25[a]	AUD	50	43,189

			6,154,342

AUSTRIA — 1.62%
KAF Karntner Ausgleichszahlungs-Fonds
0.01%, 01/14/32[a]	EUR	150	137,174
Republic of Austria Government Bond
0.75%, 10/20/26[b]	EUR	150	163,045
1.20%, 10/20/25[b]	EUR	200	228,769
1.50%, 11/02/86[b]	EUR	40	35,776
1.65%, 10/21/24[b]	EUR	50	59,471
1.75%, 10/20/23[b]	EUR	100	119,850
2.40%, 05/23/34[b]	EUR	90	116,399
3.15%, 06/20/44[b]	EUR	120	179,532
3.65%, 04/20/22[b]	EUR	350	452,668
3.80%, 01/26/62[b]	EUR	35	62,368
3.90%, 07/15/20[b]	EUR	300	372,706
4.15%, 03/15/37[b]	EUR	180	294,675
4.35%, 03/15/19[b]	EUR	100	119,304
4.65%, 01/15/18[b]	EUR	1,000	1,134,037
4.85%, 03/15/26[b]	EUR	250	373,566

			3,849,340

BELGIUM — 2.03%
Belgium Government Bond
3.00%, 09/28/19[a]	EUR	180	212,481
Kingdom of Belgium Government Bond
0.80%, 06/22/25[b]	EUR	340	372,209
1.00%, 06/22/31[b]	EUR	100	103,182
1.25%, 06/22/18[a]	EUR	700	775,687
1.60%, 06/22/47[b]	EUR	75	74,759
1.90%, 06/22/38[b]	EUR	120	135,853

138

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
2.15%, 06/22/66[b]	EUR	40	$41,530
2.25%, 06/22/23[a]	EUR	100	122,391
2.60%, 06/22/24[b]	EUR	100	125,066
3.00%, 06/22/34[b]	EUR	70	93,680
3.75%, 09/28/20[b]	EUR	300	372,911
3.75%, 06/22/45[a]	EUR	115	176,508
4.00%, 03/28/32[a]	EUR	150	221,511
4.25%, 09/28/21[b]	EUR	210	273,912
4.25%, 09/28/22[a]	EUR	200	267,803
4.25%, 03/28/41[b]	EUR	190	309,581
4.50%, 03/28/26[b]	EUR	250	360,792
5.00%, 03/28/35[b]	EUR	210	356,883
5.50%, 03/28/28	EUR	275	440,499

			4,837,238

BULGARIA — 0.05%
Bulgaria Government International Bond
3.00%, 03/21/28[a]	EUR	100	114,387

			114,387

CANADA — 4.48%
Canada Government International Bond
2.75%, 12/01/64	CAD	40	33,779
Canada Housing Trust
1.70%, 12/15/17[b]	CAD	100	77,384
2.00%, 12/15/19[b]	CAD	100	78,555
2.35%, 12/15/18[b]	CAD	50	39,384
2.90%, 06/15/24[b]	CAD	50	40,760
Canada Housing Trust No. 1
1.15%, 12/15/21	CAD	200	150,389
1.20%, 06/15/20[b]	CAD	100	76,562
1.25%, 06/15/21[b]	CAD	400	303,883
1.50%, 12/15/21[b]	CAD	200	152,893
1.90%, 09/15/26[b]	CAD	160	118,690
1.95%, 06/15/19[b]	CAD	300	235,117
2.25%, 12/15/25[b]	CAD	100	77,026
Canadian Government Bond
0.50%, 03/01/22	CAD	100	74,100
1.00%, 06/01/27	CAD	60	42,259
1.25%, 02/01/18	CAD	200	154,367
1.50%, 03/01/20	CAD	300	234,114
1.50%, 06/01/26	CAD	30	22,493
1.75%, 03/01/19	CAD	2,400	1,877,881
2.25%, 06/01/25	CAD	220	176,457

Security	Principal (000s)		Value
2.50%, 06/01/24	CAD	100	$81,790
2.75%, 06/01/22	CAD	120	99,135
2.75%, 12/01/48	CAD	200	164,832
3.50%, 12/01/45	CAD	220	205,358
3.75%, 06/01/19	CAD	100	81,919
4.00%, 06/01/41	CAD	385	379,289
5.00%, 06/01/37	CAD	110	119,738
5.75%, 06/01/33	CAD	150	169,566
City of Montreal Canada
3.50%, 09/01/23	CAD	60	48,939
City of Toronto Canada
2.95%, 04/28/35	CAD	50	34,957
Financement-Quebec
2.45%, 12/01/19	CAD	200	158,190
Municipal Finance Authority of British Columbia
4.88%, 06/03/19	CAD	130	107,706
Province of Alberta Canada
2.20%, 06/01/26	CAD	100	74,067
2.35%, 06/01/25	CAD	50	37,964
2.55%, 12/15/22	CAD	200	158,113
3.30%, 12/01/46	CAD	40	29,909
3.45%, 12/01/43	CAD	25	19,181
Province of British Columbia Canada
2.85%, 06/18/25	CAD	50	39,875
3.20%, 06/18/44	CAD	50	37,729
3.25%, 12/18/21	CAD	150	123,465
4.95%, 06/18/40	CAD	100	97,500
5.00%, 06/18/31	CAD	120	113,517
6.35%, 06/18/31	CAD	40	42,731
Province of Manitoba Canada
1.15%, 11/21/19	CAD	150	114,620
2.45%, 06/02/25	CAD	50	38,222
2.85%, 09/05/46	CAD	40	27,075
4.15%, 06/03/20	CAD	50	41,751
4.60%, 03/05/38	CAD	70	62,592
Province of New Brunswick Canada
2.85%, 06/02/23	CAD	50	39,909
3.55%, 06/03/43	CAD	10	7,588
4.50%, 06/02/20	CAD	40	33,679
4.55%, 03/26/37	CAD	60	52,580
Province of Newfoundland and Labrador Canada
3.00%, 06/02/26	CAD	130	100,783
3.70%, 10/17/48	CAD	20	14,953

139

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Province of Nova Scotia Canada
2.10%, 06/01/27	CAD	110	$79,293
3.50%, 06/02/62	CAD	30	23,140
4.40%, 06/01/42	CAD	20	17,643
Province of Ontario Canada
1.35%, 03/08/22	CAD	400	299,984
1.95%, 01/27/23	CAD	150	114,677
2.60%, 06/02/25	CAD	250	193,983
2.80%, 06/02/48	CAD	260	178,844
2.85%, 06/02/23	CAD	50	40,083
2.90%, 12/02/46	CAD	50	35,075
3.00%, 09/28/20	EUR	50	60,149
3.45%, 06/02/45	CAD	190	148,109
3.50%, 06/02/24	CAD	50	41,467
3.50%, 06/02/43	CAD	290	227,716
4.00%, 06/02/21	CAD	200	168,347
4.20%, 06/02/20	CAD	50	41,798
4.60%, 06/02/39	CAD	130	119,384
4.70%, 06/02/37	CAD	150	138,607
5.60%, 06/02/35	CAD	100	101,273
5.85%, 03/08/33	CAD	60	61,595
6.20%, 06/02/31	CAD	80	83,687
6.50%, 03/08/29	CAD	50	52,385
Province of Quebec Canada
0.88%, 01/15/25[a]	EUR	100	110,103
2.50%, 09/01/26	CAD	100	76,166
2.75%, 09/01/25	CAD	250	196,033
3.00%, 09/01/23	CAD	50	40,437
3.50%, 12/01/45	CAD	150	117,468
3.50%, 12/01/48	CAD	80	63,113
3.75%, 09/01/24	CAD	100	84,387
4.25%, 12/01/21	CAD	200	171,097
4.25%, 12/01/43	CAD	160	141,187
4.50%, 12/01/20	CAD	50	42,556
5.00%, 12/01/38	CAD	40	38,422
5.00%, 12/01/41	CAD	100	97,325
5.75%, 12/01/36	CAD	50	51,811
6.25%, 06/01/32	CAD	110	116,259
Province of Saskatchewan Canada
2.75%, 12/02/46	CAD	10	6,680
3.20%, 06/03/24	CAD	20	16,279
4.75%, 06/01/40	CAD	100	92,528

Security	Principal (000s)		Value
Regional Municipality of York
2.60%, 12/15/25	CAD	50	$37,928

			10,652,333

CHILE — 0.05%
Chile Government International Bond
1.75%, 01/20/26	EUR	100	113,582

			113,582

CZECH REPUBLIC — 0.24%
Czech Republic Government Bond
0.85%, 03/17/18[a]	CZK	500	20,399
0.95%, 05/15/30[a]	CZK	1,500	61,029
1.50%, 10/29/19[a]	CZK	3,000	125,979
2.50%, 08/25/28[a]	CZK	2,000	95,904
3.75%, 09/12/20[a]	CZK	750	34,348
3.85%, 09/29/21[a]	CZK	600	28,506
4.70%, 09/12/22[a]	CZK	2,000	101,321
5.70%, 05/25/24[a]	CZK	750	42,054
Czech Republic International
3.63%, 04/14/21[a]	EUR	50	62,204

			571,744

DENMARK — 0.58%
Denmark Government Bond
0.25%, 11/15/18	DKK	1,200	177,055
1.50%, 11/15/23	DKK	650	103,241
1.75%, 11/15/25	DKK	700	112,989
3.00%, 11/15/21	DKK	1,600	267,540
4.00%, 11/15/19	DKK	1,750	285,775
4.50%, 11/15/39	DKK	1,360	329,666
7.00%, 11/10/24	DKK	500	110,752

			1,387,018

FINLAND — 0.52%
Finland Government Bond
0.01%, 09/15/23[b]	EUR	160	171,056
0.38%, 09/15/20[b]	EUR	300	333,015
0.50%, 04/15/26[b]	EUR	100	106,957
1.63%, 09/15/22[b]	EUR	50	59,150
2.00%, 04/15/24[b]	EUR	150	182,365
2.63%, 07/04/42[b]	EUR	80	111,495
2.75%, 07/04/28[b]	EUR	165	217,008
3.38%, 04/15/20[b]	EUR	50	60,690

			1,241,736

140

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
FRANCE — 9.53%
Agence Francaise de Developpement
0.50%, 10/25/22[a]	EUR	200	$217,843
3.63%, 04/21/20[a]	EUR	50	60,581
Bpifrance Financement SA
0.13%, 11/25/20[a]	EUR	100	108,508
0.75%, 10/25/21[a]	EUR	100	111,053
Caisse d’Amortissement de la Dette Sociale
0.05%, 11/25/20[a]	EUR	200	217,343
1.13%, 05/25/19[a]	EUR	100	111,588
1.38%, 11/25/24[a]	EUR	50	56,871
2.50%, 10/25/22	EUR	50	60,827
4.00%, 12/15/25[a]	EUR	300	409,752
Caisse de Refinancement de l’Habitat SA
2.38%, 03/05/24	CHF	150	175,983
4.00%, 04/25/18	EUR	100	113,806
4.00%, 06/17/22	EUR	150	195,863
Caisse des Depots et Consignations
4.13%, 02/20/19	EUR	50	58,958
Caisse Francaise de Financement Local
0.75%, 01/11/27[a]	EUR	100	106,749
5.38%, 07/08/24	EUR	100	146,671
Caisse Francaise de Financement Local SADIR
0.20%, 04/27/23[a]	EUR	100	107,334
France Government Bond OAT
0.01%, 02/25/19[a]	EUR	300	327,452
French Republic Government Bond OAT
0.01%, 05/25/22[a]	EUR	500	536,189
0.25%, 11/25/26[a]	EUR	150	150,190
0.50%, 11/25/19[a]	EUR	1,100	1,217,603
1.00%, 05/25/18[a]	EUR	500	551,185
1.00%, 05/25/19[a]	EUR	2,000	2,233,505
1.00%, 11/25/25[a]	EUR	600	655,990
1.25%, 05/25/36[b]	EUR	240	238,808
1.50%, 05/25/31[a]	EUR	670	728,060
1.75%, 05/25/23[a]	EUR	800	942,137
1.75%, 11/25/24[a]	EUR	150	176,062
1.75%, 05/25/66[b]	EUR	85	77,444
2.25%, 10/25/22[a]	EUR	550	664,225
2.25%, 05/25/24[a]	EUR	500	607,833
2.50%, 10/25/20[a]	EUR	1,300	1,548,211
2.50%, 05/25/30[a]	EUR	550	676,775
3.25%, 10/25/21[a]	EUR	700	873,687

Security	Principal (000s)		Value
3.25%, 05/25/45[a]	EUR	270	$369,370
3.50%, 04/25/20[a]	EUR	800	971,160
3.50%, 04/25/26[a]	EUR	900	1,194,954
3.75%, 10/25/19[a]	EUR	600	721,970
3.75%, 04/25/21[a]	EUR	130	163,597
4.00%, 04/25/18[a]	EUR	200	228,202
4.00%, 10/25/38[a]	EUR	500	757,223
4.00%, 04/25/55[a]	EUR	260	417,399
4.00%, 04/25/60[a]	EUR	140	227,804
4.25%, 10/25/18[a]	EUR	150	175,546
4.25%, 04/25/19[a]	EUR	150	179,175
4.50%, 04/25/41[a]	EUR	280	457,108
4.75%, 04/25/35[a]	EUR	300	484,720
5.50%, 04/25/29[a]	EUR	450	722,217
5.75%, 10/25/32[a]	EUR	250	432,396
6.00%, 10/25/25[a]	EUR	150	234,081
Province of Ontario Canada
2.40%, 06/02/26	CAD	200	151,281
UNEDIC
0.30%, 11/04/21[a]	EUR	100	109,120
0.63%, 02/17/25[a]	EUR	100	106,831
UNEDIC ASSEO
0.63%, 03/03/26[a]	EUR	100	104,950

			22,674,190

GERMANY — 7.40%
Bundesobligation
0.00%, 04/17/20[a]	EUR	150	165,388
0.25%, 04/13/18[a]	EUR	200	218,654
0.25%, 10/11/19[a]	EUR	500	554,145
0.25%, 10/16/20[a]	EUR	400	445,279
1.00%, 10/12/18[a]	EUR	150	166,845
1.00%, 02/22/19[a]	EUR	600	671,608
Bundesrepublik Deutschland
0.01%, 08/15/26[a]	EUR	100	104,356
0.50%, 02/15/26[a]	EUR	620	683,519
1.00%, 08/15/24[a]	EUR	150	173,874
1.00%, 08/15/25[a]	EUR	150	173,247
1.50%, 02/15/23[a]	EUR	500	595,284
1.50%, 05/15/24[a]	EUR	200	239,754
1.75%, 02/15/24[a]	EUR	350	426,066
2.00%, 01/04/22[a]	EUR	1,360	1,640,905
2.25%, 09/04/20[a]	EUR	1,000	1,191,666
2.25%, 09/04/21[a]	EUR	100	121,438

141

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
2.50%, 01/04/21[a]	EUR	550	$665,503
2.50%, 07/04/44[a]	EUR	360	514,805
2.50%, 08/15/46[a]	EUR	170	245,085
3.25%, 07/04/42[a]	EUR	300	479,721
4.00%, 01/04/37[a]	EUR	500	843,826
4.75%, 07/04/28[a]	EUR	300	476,704
4.75%, 07/04/34[a]	EUR	285	505,377
4.75%, 07/04/40[a]	EUR	150	288,420
5.50%, 01/04/31[a]	EUR	300	532,971
6.25%, 01/04/30[a]	EUR	125	230,254
Bundesschatzanweisungen
0.01%, 06/15/18[a]	EUR	2,000	2,182,772
Deutsche Bahn Finance BV
0.63%, 09/26/28[a]	EUR	50	51,264
0.88%, 07/11/31[a]	EUR	20	19,898
Erste Abwicklungsanstalt
0.01%, 12/07/18[a]	EUR	100	108,680
FMS Wertmanagement AoeR
0.01%, 10/20/20[a]	EUR	200	218,148
0.13%, 04/16/20[a]	EUR	100	109,515
1.25%, 03/08/19[a]	GBP	100	127,515
1.88%, 05/09/19[a]	EUR	100	113,708
Gemeinsame Deutsche Bundeslaender
0.25%, 10/01/20	EUR	175	192,092
HSH Finanzfonds AoeR
0.13%, 09/20/24	EUR	100	105,043
Land Hessen
0.38%, 07/04/22[a]	EUR	50	54,974
Land Niedersachsen
0.40%, 07/10/20	EUR	50	55,099
Land Nordrhein-Westfalen
0.88%, 12/04/17[a]	EUR	50	54,627
1.88%, 09/15/22[a]	EUR	50	59,439
Land Thueringen
0.20%, 10/26/26[a]	EUR	60	62,346
State of Baden-Wurttemberg
0.63%, 01/27/26[a]	EUR	100	108,973
State of Berlin
0.63%, 03/20/26[a]	EUR	100	108,652
0.75%, 11/11/22[a]	EUR	50	56,029
1.50%, 08/28/20[a]	EUR	150	171,932
3.13%, 08/17/21[a]	EUR	30	37,123

Security	Principal (000s)		Value
State of Bremen
0.50%, 10/07/22[a]	EUR	100	$110,386
State of Hesse
0.01%, 09/15/21[a]	EUR	200	216,398
1.75%, 01/20/23[a]	EUR	50	59,218
State of Lower Saxony
0.01%, 08/02/24[a]	EUR	100	105,303
State of North Rhine-Westphalia
0.01%, 02/16/21[a]	EUR	150	163,046
0.20%, 02/16/24[a]	EUR	160	171,666
0.75%, 08/16/41[a]	EUR	50	45,296
1.63%, 10/24/30[a]	EUR	50	57,405
1.75%, 05/17/19[a]	EUR	200	226,530
State of Rhineland-Palatinate
0.75%, 01/19/26[a]	EUR	100	109,976

			17,617,747

INDONESIA — 0.05%
Indonesia Government International Bond
3.75%, 06/14/28[a]	EUR	100	113,386

			113,386

IRELAND — 0.66%
Ireland Government Bond
1.00%, 05/15/26[a]	EUR	130	138,342
2.00%, 02/18/45[a]	EUR	50	51,519
2.40%, 05/15/30[a]	EUR	200	236,389
3.40%, 03/18/24[a]	EUR	110	140,866
3.90%, 03/20/23[a]	EUR	150	196,107
4.40%, 06/18/19	EUR	300	361,223
5.00%, 10/18/20	EUR	225	290,188
5.40%, 03/13/25	EUR	110	159,939

			1,574,573

ISRAEL — 0.21%
Israel Government Bond - Fixed
3.75%, 03/31/24	ILS	450	135,450
4.00%, 01/31/18	ILS	100	27,558
5.00%, 01/31/20	ILS	100	29,967
5.50%, 01/31/22	ILS	100	32,125
5.50%, 01/31/42	ILS	350	126,263
6.00%, 02/28/19	ILS	100	29,658
6.25%, 10/30/26	ILS	350	125,844

			506,865

142

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
ITALY — 7.90%
Italy Buoni Poliennali Del Tesoro
0.05%, 10/15/19	EUR	300	$322,304
0.10%, 04/15/19	EUR	860	927,931
0.25%, 05/15/18	EUR	1,250	1,356,660
0.35%, 11/01/21	EUR	170	178,745
0.45%, 06/01/21	EUR	260	277,449
0.65%, 11/01/20	EUR	250	271,444
0.65%, 10/15/23	EUR	170	173,366
0.70%, 05/01/20	EUR	200	218,189
0.95%, 03/15/23	EUR	750	790,176
1.05%, 12/01/19	EUR	400	441,516
1.25%, 12/01/26	EUR	230	226,903
1.35%, 04/15/22	EUR	200	218,604
1.50%, 06/01/25	EUR	300	311,648
1.60%, 06/01/26	EUR	400	410,887
1.65%, 03/01/32[b]	EUR	350	333,841
2.00%, 12/01/25	EUR	300	321,046
2.15%, 12/15/21	EUR	150	171,202
2.25%, 09/01/36[b]	EUR	120	117,636
2.50%, 05/01/19	EUR	210	238,557
2.50%, 12/01/24	EUR	300	338,281
2.70%, 03/01/47[b]	EUR	150	143,487
2.80%, 03/01/67[b]	EUR	110	97,817
3.25%, 09/01/46[b]	EUR	175	186,952
3.50%, 12/01/18	EUR	150	172,311
3.50%, 03/01/30[b]	EUR	470	558,104
3.75%, 03/01/21	EUR	350	425,417
3.75%, 08/01/21[a]	EUR	350	427,195
3.75%, 09/01/24	EUR	400	489,944
4.00%, 09/01/20	EUR	80	97,169
4.00%, 02/01/37[a]	EUR	380	471,680
4.25%, 02/01/19[a]	EUR	400	467,986
4.25%, 09/01/19	EUR	200	238,186
4.25%, 03/01/20	EUR	200	241,612
4.50%, 02/01/18	EUR	120	135,721
4.50%, 08/01/18	EUR	500	576,938
4.50%, 02/01/20[a]	EUR	500	606,792
4.50%, 05/01/23	EUR	280	357,717
4.50%, 03/01/26[a]	EUR	100	128,385
4.75%, 09/01/21	EUR	250	317,219
4.75%, 08/01/23[b]	EUR	100	130,051
4.75%, 09/01/28[b]	EUR	380	502,071

Security	Principal (000s)		Value
4.75%, 09/01/44[b]	EUR	200	$270,820
5.00%, 03/01/25[b]	EUR	350	464,309
5.00%, 08/01/34[a]	EUR	250	348,497
5.00%, 09/01/40[a]	EUR	400	555,890
5.25%, 11/01/29	EUR	100	139,092
5.50%, 09/01/22	EUR	100	132,874
5.50%, 11/01/22	EUR	500	665,626
5.75%, 02/01/33	EUR	240	357,214
6.00%, 05/01/31	EUR	400	601,564
6.50%, 11/01/27	EUR	400	600,224
9.00%, 11/01/23	EUR	160	255,045

			18,810,294

JAPAN — 13.59%
Japan Government Five Year Bond
0.10%, 03/20/18	JPY	20,000	178,427
0.10%, 06/20/19	JPY	60,000	536,410
0.10%, 09/20/19	JPY	35,000	313,049
0.10%, 12/20/19	JPY	50,000	447,404
0.10%, 03/20/20	JPY	25,000	223,809
0.10%, 06/20/20	JPY	80,000	716,443
0.10%, 09/20/20	JPY	5,000	44,792
0.10%, 12/20/20	JPY	50,000	447,937
0.10%, 03/20/21	JPY	40,000	358,467
0.20%, 09/20/18	JPY	10,000	89,433
0.20%, 12/20/18	JPY	100,000	895,163
0.20%, 03/20/19	JPY	28,000	250,770
0.20%, 06/20/19	JPY	20,000	179,228
0.20%, 09/20/19	JPY	20,000	179,352
0.30%, 06/20/18	JPY	147,500	1,320,182
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	9,000	66,554
1.40%, 03/20/55	JPY	7,500	77,288
1.70%, 03/20/54	JPY	10,000	111,433
1.90%, 03/20/53	JPY	9,000	105,011
2.20%, 03/20/49	JPY	5,000	61,185
2.20%, 03/20/50	JPY	3,750	46,130
2.20%, 03/20/51	JPY	5,000	61,850
Japan Government Ten Year Bond
0.30%, 12/20/25	JPY	50,000	453,586
0.40%, 03/20/25	JPY	25,000	228,599
0.40%, 06/20/25	JPY	35,000	320,131
0.40%, 09/20/25	JPY	7,500	68,576
0.50%, 09/20/24	JPY	70,000	644,137

143

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
0.60%, 03/20/23	JPY	70,000	$646,786
0.60%, 09/20/23	JPY	35,000	324,080
0.60%, 12/20/23	JPY	40,000	370,562
0.60%, 03/20/24	JPY	140,000	1,296,295
0.60%, 06/20/24	JPY	20,000	185,368
0.70%, 12/20/22	JPY	50,000	463,980
0.80%, 09/20/22	JPY	70,000	652,189
0.80%, 12/20/22	JPY	70,000	653,234
0.80%, 06/20/23	JPY	90,000	842,878
0.90%, 03/20/22	JPY	80,000	746,517
0.90%, 06/20/22	JPY	20,000	186,990
1.00%, 09/20/20	JPY	60,000	554,761
1.00%, 09/20/21	JPY	20,000	186,619
1.00%, 12/20/21	JPY	25,000	233,844
1.00%, 03/20/22	JPY	20,000	187,553
1.20%, 12/20/20	JPY	25,000	233,433
1.20%, 06/20/21	JPY	20,000	187,805
1.30%, 12/20/19	JPY	20,000	185,133
1.40%, 09/20/19	JPY	50,000	462,434
1.40%, 03/20/20	JPY	130,000	1,210,954
1.50%, 09/20/18	JPY	20,000	182,630
1.50%, 06/20/19	JPY	32,000	295,597
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	15,000	115,750
0.50%, 09/20/46	JPY	35,000	286,041
1.40%, 12/20/45	JPY	25,000	256,169
1.50%, 12/20/44	JPY	12,500	130,636
1.50%, 03/20/45	JPY	7,000	73,186
1.70%, 06/20/44	JPY	10,000	108,793
1.70%, 09/20/44	JPY	7,000	76,193
1.80%, 03/20/43	JPY	15,000	165,880
1.90%, 06/20/43	JPY	10,000	112,670
2.00%, 09/20/40	JPY	20,000	226,333
2.00%, 09/20/41	JPY	14,000	159,369
2.00%, 03/20/42	JPY	12,250	139,766
2.20%, 09/20/39	JPY	15,000	174,236
2.20%, 03/20/41	JPY	10,000	117,329
2.30%, 06/20/35	JPY	15,000	173,298
2.30%, 03/20/39	JPY	8,000	94,059
2.30%, 03/20/40	JPY	10,000	118,301
2.40%, 09/20/38	JPY	12,000	142,680
2.50%, 09/20/37	JPY	49,000	586,568

Security	Principal (000s)		Value
Japan Government Twenty Year Bond
0.50%, 09/20/36	JPY	34,000	$294,041
1.00%, 12/20/35	JPY	25,000	237,873
1.20%, 12/20/34	JPY	10,000	98,843
1.20%, 03/20/35	JPY	17,000	167,831
1.20%, 09/20/35	JPY	5,000	49,220
1.30%, 06/20/35	JPY	22,500	225,232
1.40%, 09/20/34	JPY	10,000	101,885
1.50%, 06/20/34	JPY	10,000	103,416
1.60%, 03/20/32	JPY	15,000	157,266
1.60%, 12/20/33	JPY	15,000	157,362
1.70%, 12/20/31	JPY	10,000	106,078
1.70%, 03/20/32	JPY	15,000	159,181
1.70%, 09/20/32	JPY	11,000	116,797
1.70%, 12/20/32	JPY	25,000	265,823
1.70%, 06/20/33	JPY	10,000	106,338
1.70%, 09/20/33	JPY	22,000	233,989
1.80%, 06/20/31	JPY	11,000	117,983
1.80%, 09/20/31	JPY	12,500	134,045
1.80%, 12/20/31	JPY	10,000	107,337
1.90%, 12/20/28	JPY	10,000	106,664
1.90%, 09/20/30	JPY	45,000	486,168
2.00%, 06/20/30	JPY	20,000	218,109
Series 49
2.10%, 03/22/21	JPY	36,000	348,987
2.10%, 12/20/26	JPY	107,000	1,137,798
2.10%, 03/20/27	JPY	50,000	533,311
2.10%, 09/20/27	JPY	30,000	321,777
2.10%, 12/20/27	JPY	10,000	107,559
2.10%, 06/20/29	JPY	40,000	437,298
2.10%, 09/20/29	JPY	10,000	109,597
2.10%, 03/20/30	JPY	10,000	110,011
2.10%, 12/20/30	JPY	36,000	398,192
2.20%, 03/20/28	JPY	5,000	54,440
2.20%, 12/20/29	JPY	18,000	199,625
2.20%, 03/20/30	JPY	15,000	166,716
2.30%, 06/20/27	JPY	8,000	87,052
2.40%, 03/20/20	JPY	30,000	287,723
Japan Government Two Year Bond
0.10%, 07/15/18	JPY	260,000	2,320,865

			32,344,677

144

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value

LUXEMBOURG — 0.08%
Luxembourg Government Bond
2.13%, 07/10/23[a]	EUR	100	$122,225
2.25%, 03/19/28[a]	EUR	50	63,046

			185,271

MALAYSIA — 0.45%
Malaysia Government Bond
3.48%, 03/15/23	MYR	1,000	220,447
3.58%, 09/28/18	MYR	200	45,406
3.66%, 10/15/20	MYR	600	135,866
3.89%, 07/31/20	MYR	1,000	228,214
3.90%, 11/30/26	MYR	350	77,369
4.38%, 11/29/19	MYR	600	138,941
4.50%, 04/15/30	MYR	850	191,368
Malaysia Government Investment Issue
3.99%, 10/15/25	MYR	150	33,298

			1,070,909

MEXICO — 0.69%
Mexican Bonos
4.75%, 06/14/18	MXN	1,000	46,976
5.75%, 03/05/26	MXN	2,000	85,726
6.50%, 06/10/21	MXN	4,500	211,955
7.75%, 05/29/31	MXN	3,000	143,270
7.75%, 11/13/42	MXN	2,000	93,720
8.00%, 06/11/20	MXN	6,000	297,867
8.50%, 12/13/18	MXN	5,000	248,065
8.50%, 11/18/38	MXN	3,500	176,733
10.00%, 12/05/24	MXN	4,500	250,731
Mexico Government International Bond
3.00%, 03/06/45	EUR	100	90,509

			1,645,552

NETHERLANDS — 1.94%
Netherlands Government Bond
0.00%, 04/15/18[b]	EUR	450	489,836
0.01%, 01/15/22[b]	EUR	300	327,295
0.50%, 07/15/26[b]	EUR	500	536,562
1.25%, 01/15/18[b]	EUR	500	550,041
1.25%, 01/15/19[b]	EUR	50	56,023
1.75%, 07/15/23[b]	EUR	240	287,803
2.00%, 07/15/24[b]	EUR	400	488,626
2.25%, 07/15/22[b]	EUR	100	122,301

Security	Principal (000s)		Value
2.50%, 01/15/33[b]	EUR	210	$279,493
2.75%, 01/15/47[b]	EUR	130	192,205
3.25%, 07/15/21[b]	EUR	270	338,876
3.50%, 07/15/20[b]	EUR	100	123,115
3.75%, 01/15/42[b]	EUR	210	354,468
4.00%, 07/15/18[b]	EUR	150	173,097
4.00%, 01/15/37[b]	EUR	185	307,428

			4,627,169

NEW ZEALAND — 0.32%
New Zealand Government Bond
2.75%, 04/15/25[a]	NZD	100	70,494
3.00%, 04/15/20	NZD	300	218,810
3.50%, 04/14/33[a]	NZD	70	49,988
5.00%, 03/15/19[a]	NZD	200	154,633
5.50%, 04/15/23[a]	NZD	100	83,569
6.00%, 05/15/21[a]	NZD	220	182,530

			760,024

NORWAY — 0.26%
Norway Government Bond
1.50%, 02/19/26[b]	NOK	650	77,600
2.00%, 05/24/23[b]	NOK	1,000	126,061
3.00%, 03/14/24[b]	NOK	250	33,491
3.75%, 05/25/21[b]	NOK	1,700	229,808
4.50%, 05/22/19[b]	NOK	1,200	158,484

			625,444

PERU — 0.05%
Peruvian Government International Bond
2.75%, 01/30/26	EUR	100	116,716

			116,716

POLAND — 0.72%
Republic of Poland Government International Bond
0.88%, 10/14/21[a]	EUR	270	298,448
0.88%, 05/10/27[a]	EUR	100	103,166
1.50%, 09/09/25[a]	EUR	100	111,712
1.50%, 01/19/26[a]	EUR	170	190,149
1.63%, 01/15/19[a]	EUR	300	334,669
3.00%, 01/15/24[a]	EUR	50	61,528
4.00%, 03/23/21	EUR	200	248,935
5.25%, 01/20/25	EUR	100	141,912
5.63%, 06/20/18	EUR	200	233,489

			1,724,008

145

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value

ROMANIA — 0.08%
Romanian Government International Bond
2.75%, 10/29/25[a]	EUR	60	$67,698
2.88%, 05/26/28[a]	EUR	50	54,719
3.63%, 04/24/24[a]	EUR	50	60,384

			182,801

RUSSIA — 0.18%
Russian Federal Bond - OFZ
6.70%, 05/15/19	RUB	10,000	161,722
7.00%, 08/16/23	RUB	2,000	31,716
7.05%, 01/19/28	RUB	11,455	176,104
7.50%, 03/15/18	RUB	3,000	49,501

			419,043

SINGAPORE — 0.40%
Singapore Government Bond
1.25%, 10/01/21	SGD	150	104,123
2.25%, 06/01/21	SGD	180	130,515
2.50%, 06/01/19	SGD	250	182,325
2.75%, 04/01/42	SGD	100	71,834
2.75%, 03/01/46	SGD	40	28,649
2.88%, 09/01/30	SGD	50	36,581
3.00%, 09/01/24	SGD	250	187,482
3.25%, 09/01/20	SGD	100	75,135
3.38%, 09/01/33	SGD	50	38,827
3.50%, 03/01/27	SGD	130	101,367

			956,838

SLOVAKIA — 0.16%
Slovakia Government Bond
1.38%, 01/21/27[a]	EUR	100	110,679
3.00%, 02/28/23[a]	EUR	150	191,382
4.35%, 10/14/25[a]	EUR	50	71,884

			373,945

SLOVENIA — 0.10%
Slovenia Government Bond
2.13%, 07/28/25[a]	EUR	100	116,716
2.25%, 03/03/32[a]	EUR	60	67,222
3.00%, 04/08/21[a]	EUR	50	60,453

			244,391

Security	Principal (000s)		Value

SOUTH AFRICA — 0.46%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	3,000	$159,807
6.50%, 02/28/41	ZAR	750	39,822
6.75%, 03/31/21	ZAR	1,000	70,599
7.00%, 02/28/31	ZAR	1,000	61,211
7.75%, 02/28/23	ZAR	2,100	150,754
8.00%, 12/21/18	ZAR	500	37,200
8.75%, 01/31/44	ZAR	1,200	81,792
8.75%, 02/28/48	ZAR	2,000	136,052
10.50%, 12/21/26	ZAR	4,450	366,102

			1,103,339

SOUTH KOREA — 2.75%
Korea Treasury Bond
1.63%, 06/10/18	KRW	500,000	430,565
1.75%, 12/10/18	KRW	1,000,000	862,235
1.88%, 06/10/26	KRW	300,000	252,112
2.00%, 12/10/17	KRW	200,000	172,833
2.00%, 03/10/20	KRW	400,000	346,840
2.00%, 09/10/20	KRW	200,000	173,387
2.00%, 03/10/21	KRW	270,000	233,867
2.00%, 03/10/46	KRW	120,000	98,556
2.25%, 06/10/25	KRW	300,000	260,240
2.25%, 12/10/25	KRW	150,000	130,114
2.63%, 09/10/35	KRW	100,000	91,440
2.75%, 09/10/19	KRW	80,000	70,672
2.75%, 12/10/44	KRW	360,000	344,849
3.00%, 03/10/23	KRW	250,000	227,674
3.00%, 09/10/24	KRW	120,000	109,793
3.00%, 12/10/42	KRW	160,000	158,971
3.38%, 09/10/23	KRW	130,000	120,986
3.50%, 03/10/24	KRW	225,000	211,726
3.75%, 12/10/33	KRW	450,000	469,618
4.00%, 12/10/31	KRW	200,000	211,211
4.25%, 06/10/21	KRW	900,000	852,016
4.75%, 12/10/30	KRW	160,000	179,896
5.00%, 06/10/20	KRW	150,000	142,631
5.50%, 03/10/28	KRW	200,000	228,561
5.50%, 12/10/29	KRW	150,000	177,006

			6,557,799

146

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value

SPAIN — 4.69%
Autonomous Community of Madrid Spain
1.00%, 09/30/24[a]	EUR	50	$51,845
1.19%, 05/08/22[a]	EUR	70	76,810
1.83%, 04/30/25[a]	EUR	50	54,512
FADE - Fondo de Amortizacion del Deficit Electrico
0.85%, 09/17/19[a]	EUR	100	110,119
Instituto de Credito Oficial
0.50%, 12/15/17[a]	EUR	200	217,309
4.38%, 05/20/19[a]	EUR	50	59,416
Spain Government Bond
0.25%, 04/30/18	EUR	250	271,918
0.25%, 01/31/19	EUR	1,000	1,088,957
0.75%, 07/30/21	EUR	210	230,958
1.15%, 07/30/20	EUR	400	447,776
1.30%, 10/31/26[b]	EUR	400	420,299
1.40%, 01/31/20	EUR	400	449,857
1.60%, 04/30/25[b]	EUR	300	330,119
1.95%, 04/30/26[b]	EUR	400	447,113
1.95%, 07/30/30[b]	EUR	450	479,473
2.15%, 10/31/25[b]	EUR	350	399,067
2.75%, 10/31/24[b]	EUR	240	287,769
2.90%, 10/31/46[b]	EUR	160	172,895
3.45%, 07/30/66[b]	EUR	50	55,741
3.75%, 10/31/18	EUR	400	462,671
3.80%, 04/30/24[b]	EUR	300	383,771
4.00%, 04/30/20[b]	EUR	200	243,395
4.20%, 01/31/37[b]	EUR	240	327,123
4.40%, 10/31/23[b]	EUR	130	172,017
4.50%, 01/31/18	EUR	100	113,204
4.60%, 07/30/19[b]	EUR	60	72,338
4.65%, 07/30/25[b]	EUR	100	135,876
4.70%, 07/30/41[b]	EUR	250	366,083
4.80%, 01/31/24[b]	EUR	150	203,100
4.85%, 10/31/20[b]	EUR	850	1,077,943
4.90%, 07/30/40[b]	EUR	200	299,030
5.15%, 10/31/28[b]	EUR	250	363,931
5.40%, 01/31/23[b]	EUR	250	343,773
5.50%, 04/30/21[b]	EUR	300	395,495
5.75%, 07/30/32	EUR	250	397,435
6.00%, 01/31/29	EUR	100	155,661

			11,164,799

Security	Principal (000s)		Value

SUPRANATIONAL — 3.03%
African Development Bank
0.13%, 10/07/26	EUR	50	$50,844
Asian Development Bank
2.60%, 01/16/20[a]	AUD	50	38,241
Council of Europe Development Bank
0.75%, 06/09/25[a]	EUR	50	55,380
European Financial Stability Facility
0.10%, 01/19/21[a]	EUR	200	218,867
0.50%, 01/20/23[a]	EUR	100	110,762
0.88%, 04/16/18[a]	EUR	250	274,678
1.25%, 01/22/19[a]	EUR	250	279,445
1.38%, 05/31/47[a]	EUR	120	118,329
1.50%, 01/22/20[a]	EUR	100	114,124
1.75%, 06/27/24[a]	EUR	100	119,713
2.13%, 02/19/24[a]	EUR	50	61,188
2.35%, 07/29/44[a]	EUR	50	62,757
2.75%, 12/03/29[a]	EUR	80	105,472
3.00%, 09/04/34[a]	EUR	50	70,226
3.38%, 07/05/21[a]	EUR	50	62,596
3.38%, 04/03/37[a]	EUR	80	120,467
European Investment Bank
0.01%, 10/16/23	EUR	200	213,147
0.01%, 03/15/24	EUR	250	264,853
0.01%, 03/13/26	EUR	60	61,320
0.13%, 04/15/25	EUR	50	52,743
0.38%, 04/14/26[a]	EUR	350	370,587
0.63%, 01/17/20[a]	GBP	200	250,634
1.00%, 07/13/18	EUR	200	220,945
1.00%, 09/21/26[a]	GBP	40	46,567
1.00%, 04/14/32[a]	EUR	90	95,271
1.13%, 02/18/20	CAD	50	37,990
1.13%, 09/07/21[a]	GBP	70	88,255
1.13%, 09/15/36[a]	EUR	100	104,345
Series 2000
1.50%, 07/15/20	EUR	100	115,063
1.75%, 09/15/45[a]	EUR	60	67,919
2.13%, 02/04/19[a]	CAD	180	140,410
2.25%, 03/07/20[a]	GBP	50	65,720
2.25%, 10/14/22[a]	EUR	200	243,824
2.75%, 09/15/21	EUR	300	368,065
3.50%, 04/15/27[a]	EUR	50	69,448

147

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
4.00%, 04/15/30	EUR	100	$149,850
4.00%, 10/15/37	EUR	50	81,435
4.25%, 04/15/19	EUR	50	59,699
4.63%, 04/15/20	EUR	50	62,753
5.00%, 04/15/39	GBP	40	74,041
5.63%, 06/07/32	GBP	100	183,424
6.00%, 08/06/20	AUD	50	42,181
6.50%, 08/07/19	AUD	100	83,366
European Stability Mechanism
0.01%, 10/18/22[a]	EUR	100	107,698
0.50%, 03/02/26[a]	EUR	50	53,557
Series 43
0.88%, 10/15/19[a]	EUR	20	22,390
0.88%, 07/18/42[a]	EUR	80	73,294
1.00%, 09/23/25[a]	EUR	100	112,474
1.25%, 10/15/18[a]	EUR	50	55,668
1.38%, 03/04/21[a]	EUR	50	57,655
1.63%, 11/17/36[a]	EUR	50	56,291
1.85%, 12/01/55[a]	EUR	50	54,099
European Union
1.50%, 10/04/35[a]	EUR	60	68,633
1.88%, 04/04/24[a]	EUR	270	328,231
Series EMT
2.50%, 11/04/27[a]	EUR	50	64,383
2.75%, 09/21/21[a]	EUR	50	61,349
3.38%, 04/04/32[a]	EUR	50	72,121
3.75%, 04/04/42[a]	EUR	80	129,354
Inter-American Development Bank
3.25%, 02/07/20	AUD	50	38,931
International Bank for Reconstruction & Development
0.63%, 01/12/33	EUR	60	59,897
1.13%, 03/11/20	CAD	50	38,093
1.38%, 12/15/20	GBP	100	128,896
2.50%, 03/12/20	AUD	50	38,097
3.75%, 02/10/20	NZD	50	37,284
International Finance Corp.
2.70%, 02/05/21	AUD	100	76,221

			7,211,560

SWEDEN — 0.48%
Kommuninvest I Sverige AB
1.00%, 09/15/21[a]	SEK	700	81,776

Security	Principal (000s)		Value
Sweden Government Bond
1.00%, 11/12/26	SEK	500	$58,523
1.50%, 11/13/23	SEK	1,450	178,866
2.50%, 05/12/25	SEK	800	106,113
3.50%, 03/30/39	SEK	650	98,507
4.25%, 03/12/19	SEK	1,800	226,874
5.00%, 12/01/20	SEK	2,800	384,522

			1,135,181

THAILAND — 0.53%
Thailand Government Bond
2.88%, 06/17/46	THB	5,000	124,838
3.40%, 06/17/36	THB	1,400	39,684
3.63%, 06/16/23	THB	5,500	167,336
3.65%, 12/17/21	THB	6,000	181,893
3.85%, 12/12/25	THB	5,000	154,401
3.88%, 06/13/19	THB	6,500	193,893
4.26%, 12/12/37[a]	THB	4,800	151,430
4.85%, 06/17/61	THB	2,000	72,294
4.88%, 06/22/29	THB	5,000	167,795

			1,253,564

UNITED KINGDOM — 8.48%
LCR Finance PLC
4.50%, 12/07/28[a]	GBP	50	79,280
Transport for London
2.13%, 04/24/25[a]	GBP	100	129,100
United Kingdom Gilt
1.25%, 07/22/18[a]	GBP	1,100	1,406,615
1.50%, 07/22/26[a]	GBP	450	570,306
1.50%, 07/22/47[a]	GBP	70	78,393
1.75%, 07/22/19[a]	GBP	250	326,095
2.00%, 07/22/20[a]	GBP	620	821,147
2.00%, 09/07/25[a]	GBP	115	153,231
2.25%, 09/07/23[a]	GBP	350	476,443
2.50%, 07/22/65[a]	GBP	170	257,609
2.75%, 09/07/24[a]	GBP	220	309,484
3.25%, 01/22/44[a]	GBP	400	628,531
3.50%, 01/22/45[a]	GBP	360	592,364
3.50%, 07/22/68[a]	GBP	260	504,234
3.75%, 09/07/19[a]	GBP	170	233,370
3.75%, 09/07/20[a]	GBP	400	563,110
3.75%, 09/07/21[a]	GBP	590	847,532

148

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Security	Principal or Sheres (000s)		Value
3.75%, 07/22/52[a]	GBP	295	$544,636
4.00%, 03/07/22[a]	GBP	840	1,231,651
4.00%, 01/22/60[a]	GBP	330	677,384
4.25%, 12/07/27[a]	GBP	390	624,297
4.25%, 06/07/32[a]	GBP	250	417,913
4.25%, 03/07/36[a]	GBP	575	989,042
4.25%, 09/07/39[a]	GBP	230	406,483
4.25%, 12/07/40[a]	GBP	315	562,903
4.25%, 12/07/46[a]	GBP	325	612,619
4.25%, 12/07/49[a]	GBP	280	546,720
4.25%, 12/07/55[a]	GBP	375	777,963
4.50%, 03/07/19[a]	GBP	565	775,157
4.50%, 09/07/34[a]	GBP	420	734,660
4.50%, 12/07/42[a]	GBP	405	763,899
4.75%, 03/07/20[a]	GBP	450	643,023
4.75%, 12/07/30[a]	GBP	325	561,985
4.75%, 12/07/38[a]	GBP	350	655,859
6.00%, 12/07/28[a]	GBP	280	521,542
8.00%, 06/07/21[a]	GBP	100	166,060

			20,190,640
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $186,688,445)			184,112,445

SHORT-TERM INVESTMENTS — 1.18%

MONEY MARKET FUNDS — 1.18%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%,c,d		2,810	2,810,220

			2,810,220

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,810,220)			2,810,220

TOTAL INVESTMENTS IN SECURITIES — 100.91%
(Cost: $243,333,097)[e]			240,175,797
Other Assets, Less Liabilities — (0.91)%			(2,162,964)

NET ASSETS — 100.00%			$238,012,833

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc

CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
RUB	— New Russian Ruble
SGD	— Singapore Dollar
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand
VRN	— Variable Rate Note

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $243,485,492. Net unrealized depreciation was $3,303,043, of which $3,666,461 represented gross unrealized appreciation on securities and $6,969,504 represented gross unrealized depreciation on securities.

149

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Schedule X — Forward Currency Contracts

Forward currency contracts outstanding as of January 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	230,000	USD	173,562	HSBC	02/03/2017	$1,038
AUD	600,000	USD	453,206	RBS	02/03/2017	2,273
AUD	9,805,000	USD	7,424,934	BBP	02/03/2017	18,348
CAD	420,000	USD	315,063	HSBC	02/03/2017	7,089
CAD	3,905,000	USD	2,993,943	CITI	02/03/2017	1,302
CAD	3,905,000	USD	2,994,643	BBP	02/03/2017	602
CAD	3,905,000	USD	2,993,966	UBS	02/03/2017	1,280
CAD	3,905,000	USD	2,994,891	RBS	02/03/2017	354
CAD	3,895,000	USD	2,983,988	TDB	02/03/2017	3,587
CHF	1,960,000	USD	1,975,707	UBS	02/03/2017	11,006
CZK	14,080,000	USD	560,621	CITI	02/03/2017	2,515
DKK	11,780,000	USD	1,703,920	UBS	02/03/2017	7,899
EUR	134,430,000	USD	143,808,037	JPM	02/03/2017	1,475,484
EUR	3,900,000	USD	4,219,168	DB	03/03/2017	130
GBP	520,000	USD	640,851	HSBC	02/03/2017	13,371
GBP	800,000	USD	1,003,984	RBS	02/03/2017	2,511
GBP	23,295,000	USD	29,198,163	JPM	02/03/2017	109,723
GBP	480,000	USD	604,196	JPM	03/03/2017	9
ILS	2,900,000	USD	769,517	CITI	02/06/2017	386
JPY	78,810,000	USD	685,183	HSBC	02/03/2017	14,899
JPY	737,200,000	USD	6,507,768	CITI	02/03/2017	40,899
JPY	737,200,000	USD	6,505,069	BBP	02/03/2017	43,598
JPY	737,200,000	USD	6,503,118	UBS	02/03/2017	45,549
JPY	802,450,000	USD	7,074,108	RBS	02/03/2017	54,185
JPY	737,200,000	USD	6,506,620	TDB	02/03/2017	42,047
KRW	183,000,000	USD	156,163	NSI	03/13/2017	1,369
NOK	5,520,000	USD	668,443	CITI	02/03/2017	2,463
NZD	1,160,000	USD	848,656	CITI	02/03/2017	1,830
SEK	22,985,000	USD	2,615,662	UBS	02/03/2017	13,828
SGD	1,380,000	USD	976,715	CITI	02/03/2017	2,853
USD	1,594,231	MXN	33,160,000	TDB	03/03/2017	3,516
USD	1,267,413	THB	44,580,000	SCB	03/03/2017	1,649
USD	1,131,051	ZAR	15,290,000	SCB	03/03/2017	2,530

						1,930,122

EUR	2,170,000	USD	2,347,693	JPM	03/03/2017	(32)
JPY	18,940,000	USD	168,381	JPM	03/03/2017	(1)
MXN	33,160,000	USD	1,600,502	TDB	02/03/2017	(3,480)
THB	44,580,000	USD	1,268,098	SCB	02/03/2017	(1,994)
USD	7,158,630	AUD	9,915,000	CITI	02/03/2017	(368,157)
USD	528,619	AUD	720,000	UBS	02/03/2017	(17,956)
USD	7,420,032	AUD	9,805,000	BBP	03/03/2017	(18,257)
USD	2,994,770	CAD	3,905,000	UBS	03/03/2017	(1,306)
USD	2,995,693	CAD	3,905,000	RBS	03/03/2017	(383)
USD	2,984,789	CAD	3,895,000	TDB	03/03/2017	(3,615)
USD	2,678,674	CAD	3,605,000	SOC	02/03/2017	(86,463)
USD	2,682,595	CAD	3,610,000	DB	02/03/2017	(86,377)
USD	2,684,414	CAD	3,610,000	CITI	02/03/2017	(84,558)
USD	2,683,366	CAD	3,610,000	BNP	02/03/2017	(85,606)
USD	742,989	CAD	1,000,000	BBP	02/03/2017	(24,039)
USD	223,747	CAD	300,000	SSB	02/03/2017	(6,362)

150

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	3,129,105	CAD	4,200,000	UBS	02/03/2017	$(92,414)
USD	2,994,781	CAD	3,905,000	CITI	03/03/2017	(1,295)
USD	2,995,452	CAD	3,905,000	BBP	03/03/2017	(624)
USD	1,642,634	CHF	1,670,000	BBP	02/03/2017	(50,127)
USD	283,015	CHF	290,000	UBS	02/03/2017	(10,938)
USD	1,978,443	CHF	1,960,000	UBS	03/03/2017	(11,057)
USD	451,113	CZK	11,530,000	BNP	02/03/2017	(10,034)
USD	99,720	CZK	2,550,000	UBS	02/03/2017	(2,268)
USD	561,404	CZK	14,080,000	CITI	03/03/2017	(2,523)
USD	1,545,367	DKK	10,880,000	BBP	02/03/2017	(35,668)
USD	125,888	DKK	900,000	SSB	02/03/2017	(4,896)
USD	1,705,783	DKK	11,780,000	UBS	03/03/2017	(7,945)
USD	140,866,633	EUR	134,430,000	JPM	02/03/2017	(4,416,887)
USD	139,886,183	EUR	130,620,000	JPM	03/03/2017	(1,427,853)
USD	5,396,186	GBP	4,375,000	DB	02/03/2017	(108,085)
USD	7,264,763	GBP	5,885,000	CITI	02/03/2017	(139,268)
USD	5,391,488	GBP	4,375,000	BNP	02/03/2017	(112,784)
USD	6,010,607	GBP	4,875,000	BBP	02/03/2017	(122,724)
USD	244,973	GBP	200,000	SSB	02/03/2017	(6,651)
USD	6,037,055	GBP	4,905,000	UBS	02/03/2017	(134,019)
USD	29,213,002	GBP	23,295,000	JPM	03/03/2017	(109,789)
USD	532,068	ILS	2,040,000	CITI	02/06/2017	(9,519)
USD	223,860	ILS	860,000	UBS	02/06/2017	(4,456)
USD	769,966	ILS	2,900,000	CITI	03/06/2017	(460)
USD	6,511,907	JPY	737,200,000	RBS	03/03/2017	(41,905)
USD	6,511,620	JPY	737,200,000	TDB	03/03/2017	(42,193)
USD	5,812,509	JPY	679,090,000	SOC	02/03/2017	(219,957)
USD	5,812,542	JPY	679,085,000	DB	02/03/2017	(219,880)
USD	7,144,867	JPY	834,085,000	CITI	02/03/2017	(264,445)
USD	5,813,188	JPY	679,085,000	SSB	02/03/2017	(219,234)
USD	1,249,540	JPY	146,000,000	BBP	02/03/2017	(47,402)
USD	6,959,391	JPY	812,715,000	UBS	02/03/2017	(260,088)
USD	6,512,655	JPY	737,200,000	CITI	03/03/2017	(41,157)
USD	6,510,125	JPY	737,200,000	BBP	03/03/2017	(43,688)
USD	6,508,113	JPY	737,200,000	UBS	03/03/2017	(45,699)
USD	1,384,119	KRW	1,639,720,000	SSB	03/16/2017	(27,436)
USD	5,329,863	KRW	6,245,800,000	NSI	03/13/2017	(46,734)
USD	1,415,269	MXN	29,410,000	TDB	02/03/2017	(1,149)
USD	175,154	MXN	3,750,000	UBS	02/03/2017	(5,450)
USD	1,113,987	MYR	4,950,000	GS	02/22/2017	(2,365)
USD	641,637	NOK	5,520,000	CITI	02/03/2017	(29,269)
USD	668,590	NOK	5,520,000	CITI	03/03/2017	(2,460)
USD	806,548	NZD	1,160,000	TDB	02/03/2017	(43,938)
USD	847,902	NZD	1,160,000	CITI	03/03/2017	(1,830)
USD	369,387	RUB	24,000,000	JPM	03/13/2017	(26,187)
USD	2,436,209	SEK	22,055,000	SCB	02/03/2017	(86,889)
USD	101,804	SEK	930,000	UBS	02/03/2017	(4,588)
USD	2,618,747	SEK	22,985,000	UBS	03/03/2017	(13,926)
USD	885,764	SGD	1,280,000	SCB	02/03/2017	(22,821)
USD	68,872	SGD	100,000	SSB	02/03/2017	(2,111)
USD	976,887	SGD	1,380,000	CITI	03/03/2017	(2,935)
USD	1,120,637	THB	40,130,000	CITI	02/03/2017	(19,085)
USD	124,723	THB	4,450,000	UBS	02/03/2017	(1,660)
USD	1,110,175	ZAR	15,290,000	CITI	02/03/2017	(23,909)
ZAR	15,290,000	USD	1,136,592	SCB	02/03/2017	(2,507)

						(9,423,767)

				Net unrealized depreciation		$(7,493,645)

151

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2017

Counterparties:

BNP — BNP Paribas SA

BBP — Barclays Bank PLC Wholesale

CITI — Citibank N.A. London

DB — Deutsche Bank AG

DB — Deutsche Bank AG London

GS — Goldman Sachs International

HSBC — HSBC Bank PLC

JPM — JPMorgan Chase Bank N.A.

NSI — Nomura Securities International Inc.

RBS — Royal Bank of Scotland

SOC — Societe Generale

SCB — Standard Chartered Bank

SSB — State Street Bank London

TDB — Toronto Dominion Bank

UBS — UBS AG London

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$53,155,146	$97,986	$53,253,132
Foreign government obligations	—	184,112,445	—	184,112,445
Money market funds	2,810,220	—	—	2,810,220

Total	$2,810,220	$237,267,591	$97,986	$240,175,797

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$1,930,122	$—	$1,930,122
Liabilities:
Forward currency contracts	—	(9,423,767)	—	(9,423,767)

Total	$—	$(7,493,645)	$—	$(7,493,645)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

152

Schedule of Investments (Unaudited)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 0.30%
Chase Issuance Trust
Series 2016-A2, Class A
1.37%, 06/15/21	$600	$594,690
Citibank Credit Card Issuance Trust
Series 2014-A8, Class A8
1.73%, 04/09/20	500	501,892
Series 2014-A1, Class A1
2.88%, 01/23/23	500	513,608
Series 2016-A1, Class A1
1.75%, 11/19/21	700	698,332

TOTAL ASSET-BACKED SECURITIES
(Cost: $2,318,991)		2,308,522

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.06%

MORTGAGE-BACKED SECURITIES — 1.06%
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4
3.31%, 04/10/49	1,000	1,004,860
COMM Mortgage Trust
Series 2012-CR1, Class A3
3.39%, 05/15/45	1,000	1,043,160
Series 2013-CR12, Class A4
4.05%, 10/10/46	200	213,754
Series 2014-UBS4, Class AM
3.97%, 08/10/47	750	770,993
Series 2015-CR25, Class A4
3.76%, 08/10/48	650	677,345
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4
4.13%, 08/15/46[a]	1,020	1,097,132
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	1,000	1,066,790
Series 2015-C29, Class A2
2.92%, 05/15/48 (Call 06/15/20)	500	511,385
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4
3.31%, 04/15/48	500	505,930
Series 2015-C23, Class A4
3.72%, 07/15/50	500	520,685

Security	Principal (000s)	Value
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A2
3.43%, 06/15/45	$200	$208,660
Series 2012-C10, Class A3
2.88%, 12/15/45	100	101,149
Series 2014-C21, Class A2
2.92%, 08/15/47	425	434,316

		8,156,159

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $8,166,011)		8,156,159

CORPORATE BONDS & NOTES — 35.04%

ADVERTISING — 0.11%
Acosta Inc.
7.75%, 10/01/22 (Call 10/01/17)[b]	25	21,938
CDP Financial Inc.
3.15%, 07/24/24[b]	250	253,593
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	50	50,330
Lamar Media Corp.
5.38%, 01/15/24 (Call 01/15/19)	50	52,125
MDC Partners Inc.
6.50%, 05/01/24 (Call 05/01/19)[b]	25	21,750
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	25	24,787
3.63%, 05/01/22	210	215,960
4.45%, 08/15/20	100	106,479
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 03/03/17)	15	15,525
5.88%, 03/15/25 (Call 09/15/19)	50	52,250

		814,737

AEROSPACE & DEFENSE — 0.41%
ADS Tactical Inc.
11.00%, 04/01/18 (Call 03/03/17)[b]	15	15,000
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)[c]	50	51,868
5.40%, 04/15/21 (Call 01/15/21)	50	53,250
5.72%, 02/23/19	100	105,385
5.90%, 02/01/27	50	53,260

153

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
6.15%, 08/15/20	$25	$27,133
6.75%, 07/15/18	50	53,125
BAE Systems Holdings Inc.
3.80%, 10/07/24[b]	100	102,656
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	25	23,421
5.88%, 02/15/40	100	125,538
6.00%, 03/15/19	50	54,351
Embraer Netherlands Finance BV
5.05%, 06/15/25	200	201,470
Embraer Overseas Ltd.
5.70%, 09/16/23[b]	25	26,518
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	200	189,964
2.13%, 08/15/26 (Call 05/15/26)	55	50,748
2.25%, 11/15/22 (Call 08/15/22)	75	73,896
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	100	101,851
4.40%, 12/15/20	100	106,263
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[b]	50	52,375
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 03/03/17)	36	35,010
LMI Aerospace Inc.
7.38%, 07/15/19 (Call 03/03/17)	30	30,600
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	50	48,723
3.35%, 09/15/21	200	206,210
3.80%, 03/01/45 (Call 09/01/44)	100	93,243
4.70%, 05/15/46 (Call 11/15/45)	150	161,062
Northrop Grumman Corp.
3.25%, 08/01/23	25	25,591
4.75%, 06/01/43	75	81,010
Orbital ATK Inc.
5.50%, 10/01/23 (Call 10/01/18)	25	26,000
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	75	74,582
3.13%, 10/15/20	175	180,819
Rockwell Collins Inc.
3.70%, 12/15/23 (Call 09/15/23)	25	25,777
TransDigm Inc.
5.50%, 10/15/20 (Call 03/03/17)	15	15,113
6.00%, 07/15/22 (Call 07/15/17)	100	100,750

Security	Principal (000s)	Value
6.38%, 06/15/26 (Call 06/15/21)[b]	$25	$24,625
6.50%, 05/15/25 (Call 05/15/20)	25	25,125
Triumph Group Inc.
4.88%, 04/01/21 (Call 04/01/17)	25	23,813
United Technologies Corp.
3.10%, 06/01/22	225	231,014
4.50%, 06/01/42	275	290,741

		3,167,880

AGRICULTURE — 0.38%
Alliance One International Inc.
8.50%, 04/15/21 (Call 10/15/18)[b]	30	30,787
9.88%, 07/15/21 (Call 07/15/17)[c]	10	8,538
Altria Group Inc.
2.85%, 08/09/22	25	24,965
4.00%, 01/31/24	50	52,411
4.75%, 05/05/21	175	190,274
5.38%, 01/31/44	100	113,654
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	100	94,480
4.54%, 03/26/42	50	52,714
BAT International Finance PLC
3.95%, 06/15/25[b]	150	153,082
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)	240	244,798
Cargill Inc.
4.10%, 11/01/42[b]	50	48,432
4.31%, 05/14/21[b]	100	107,104
Imperial Brands Finance PLC
3.75%, 07/21/22 (Call 05/21/22)[b]	200	205,720
Philip Morris International Inc.
3.25%, 11/10/24	25	25,026
4.25%, 11/10/44	225	220,525
4.50%, 03/26/20	300	320,847
5.65%, 05/16/18	225	236,509
Reynolds American Inc.
2.30%, 06/12/18	150	150,915
4.00%, 06/12/22	305	318,627
4.45%, 06/12/25 (Call 03/12/25)	60	62,917
5.70%, 08/15/35 (Call 02/15/35)	50	56,922
5.85%, 08/15/45 (Call 02/15/45)	100	116,161
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/20)[b]	35	35,962
7.75%, 02/15/21 (Call 03/03/17)	50	52,100

		2,923,470

154

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value

AIRLINES — 0.12%
Air Canada
7.75%, 04/15/21[b]	$25	$28,125
Air Canada Pass Through Trust
Series 2015-1, Class A
3.60%, 09/15/28[b]	96	95,064
Allegiant Travel Co.
5.50%, 07/15/19	73	75,008
American Airlines Group Inc.
5.50%, 10/01/19[b]	50	51,844
American Airlines Pass Through Trust
Series 2013-2, Class A
4.95%, 07/15/24	152	162,118
Delta Air Lines Inc. Pass Through Trust
Series 2015-1, Class AA
3.63%, 01/30/29	70	71,162
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	105	105,722
U.S. Airways Pass Through Trust
Series 2013-1
3.95%, 05/15/27	21	21,330
United Airlines Pass Through Trust
Series 2013-1A, Class A
4.30%, 02/15/27	45	46,537
Series 2015-1, Class AA
3.45%, 06/01/29	146	144,467
United Continental Holdings Inc.
5.00%, 02/01/24	100	99,375
Virgin Australia Holdings Ltd.
7.88%, 10/15/21[b]	25	25,063
8.50%, 11/15/19[b]	25	25,750

		951,565

APPAREL — 0.07%
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)[b]	125	123,125
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)	75	75,328
6.88%, 05/01/22 (Call 05/01/17)	25	26,088
NIKE Inc.
3.88%, 11/01/45 (Call 05/01/45)	70	67,894
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	175	176,493

Security	Principal (000s)	Value
William Carter Co. (The)
5.25%, 08/15/21 (Call 08/15/17)	$50	$51,750
Wolverine World Wide Inc.
5.00%, 09/01/26 (Call 09/01/21)[b]	25	23,750

		544,428

AUTO MANUFACTURERS — 0.68%
American Honda Finance Corp.
1.70%, 02/22/19	25	24,957
1.70%, 09/09/21	25	24,105
2.13%, 10/10/18	200	201,848
2.30%, 09/09/26	60	55,573
2.45%, 09/24/20	100	100,673
BCD Acquisition Inc.
9.63%, 09/15/23 (Call 09/15/19)[b]	25	26,750
Daimler Finance North America LLC
1.65%, 05/18/18[b]	150	149,732
2.45%, 05/18/20[b]	150	150,322
3.25%, 08/01/24[b]	150	149,995
8.50%, 01/18/31	148	222,326
Fiat Chrysler Automobiles NV
5.25%, 04/15/23	200	205,000
Ford Motor Co.
4.75%, 01/15/43	186	174,016
7.45%, 07/16/31	25	31,203
Ford Motor Credit Co. LLC
3.10%, 05/04/23	250	242,423
3.20%, 01/15/21	300	301,572
5.00%, 05/15/18	400	414,992
8.13%, 01/15/20	200	230,312
General Motors Co.
3.50%, 10/02/18	100	102,155
4.88%, 10/02/23	25	26,490
5.00%, 04/01/35	100	98,759
5.20%, 04/01/45	92	90,527
6.60%, 04/01/36 (Call 10/01/35)	25	28,831
General Motors Financial Co. Inc.
3.10%, 01/15/19	140	141,830
3.45%, 04/10/22 (Call 02/10/22)	100	99,813
3.50%, 07/10/19	350	356,877
3.70%, 11/24/20 (Call 10/24/20)	135	137,927
4.00%, 01/15/25 (Call 10/15/24)	200	197,304
4.30%, 07/13/25 (Call 04/13/25)	100	99,937

155

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Hyundai Capital America
2.50%, 03/18/19[d]	$200	$200,424
2.60%, 03/19/20[d]	100	99,672
Navistar International Corp.
8.25%, 11/01/21 (Call 03/03/17)	50	50,500
PACCAR Financial Corp.
1.40%, 05/18/18	100	99,935
1.65%, 08/11/21	50	48,128
Toyota Motor Credit Corp.
1.70%, 02/19/19	215	214,880
2.10%, 01/17/19	350	352,639
3.20%, 01/11/27	100	99,841

		5,252,268

AUTO PARTS & EQUIPMENT — 0.11%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 10/01/19)[b]	25	25,187
American Axle & Manufacturing Inc.
7.75%, 11/15/19	27	29,835
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	30	29,704
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 11/15/21)[b]	35	35,197
Dana Inc.
5.38%, 09/15/21 (Call 03/03/17)[c]	50	51,875
Delphi Automotive PLC
4.25%, 01/15/26 (Call 10/15/25)	100	103,062
Goodyear Tire & Rubber Co. (The)
7.00%, 05/15/22 (Call 05/15/17)	40	41,868
IHO Verwaltungs GmbH 4.50% (5.25% PIK)
4.50%, 09/15/23 (Call 09/15/19)[b,e]	200	198,000
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	50	52,954
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	50	52,364
MPG Holdco I Inc.
7.38%, 10/15/22 (Call 10/15/17)	50	53,750
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/21)	50	49,935
ZF North America Capital Inc.
4.50%, 04/29/22[b]	150	153,937

		877,668

Security	Principal (000s)	Value

BANKS — 6.98%
ABN AMRO Bank NV
4.75%, 07/28/25[b]	$200	$203,653
ADCB Finance Cayman Ltd.
3.00%, 03/04/19[d]	200	201,587
Agricultural Bank of China Ltd./New York
2.75%, 05/21/20	250	250,300
Alfa Bank AO Via Alfa Bond Issuance PLC
7.50%, 09/26/19[d]	200	217,500
Amber Circle Funding Ltd.
3.25%, 12/04/22[d]	200	201,492
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	275	276,031
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22[d]	200	211,264
Banco de Credito del Peru
4.25%, 04/01/23[d]	200	206,600
Banco do Brasil SA/Cayman Islands
5.88%, 01/26/22[d]	200	205,800
Bancolombia SA
5.13%, 09/11/22	200	208,000
Bangkok Bank PCL/Hong Kong
3.30%, 10/03/18[d]	200	203,877
Bank Nederlandse Gemeenten NV
1.13%, 05/25/18[b]	250	249,128
2.38%, 03/16/26[b]	250	241,082
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)	95	91,837
2.63%, 10/19/20	100	100,172
2.63%, 04/19/21	300	297,873
3.25%, 10/21/27 (Call 10/21/26)	75	70,809
3.30%, 01/11/23	100	100,162
3.50%, 04/19/26	250	245,435
3.88%, 08/01/25	200	202,170
4.00%, 04/01/24	75	76,990
4.00%, 01/22/25	325	324,158
4.10%, 07/24/23	75	77,963
4.13%, 01/22/24	100	103,589
4.88%, 04/01/44	250	265,485
5.00%, 01/21/44	50	54,312

156

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
5.63%, 07/01/20	$25	$27,461
6.11%, 01/29/37	100	116,483
7.75%, 05/14/38	150	207,621
Bank of America N.A.
2.05%, 12/07/18	400	401,768
Bank of China Ltd./Hong Kong
3.13%, 01/23/19[d]	200	203,420
Bank of China Ltd./Luxembourg
2.25%, 07/12/21[d]	200	193,904
Bank of Communications Co. Ltd.
VRN, (5 year CMT + 2.850%)
4.50%, 10/03/24 (Call 10/03/19)[d]	200	205,626
Bank of Montreal
1.90%, 08/27/21	175	169,969
2.38%, 01/25/19 (Call 12/25/18)	200	201,834
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	100	98,070
2.20%, 03/04/19 (Call 02/02/19)	250	251,787
2.20%, 05/15/19 (Call 04/15/19)	25	25,178
2.45%, 08/17/26 (Call 05/17/26)	200	186,406
2.60%, 08/17/20 (Call 07/17/20)	130	131,611
3.00%, 10/30/28 (Call 07/30/28)	50	47,516
3.65%, 02/04/24 (Call 01/05/24)	25	25,893
Series G
2.15%, 02/24/20 (Call 01/24/20)	25	25,060
Bank of Nova Scotia (The)
1.70%, 06/11/18 (Call 05/11/18)	100	100,018
2.35%, 10/21/20	200	199,512
2.45%, 03/22/21	25	24,903
4.50%, 12/16/25	100	103,320
Barclays PLC
2.88%, 06/08/20	400	398,360
3.20%, 08/10/21	200	198,800
4.38%, 01/12/26	200	201,120
5.20%, 05/12/26	200	202,910
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	225	226,672
2.63%, 06/29/20 (Call 05/29/20)	400	404,560
BBVA Bancomer SA/Texas
6.50%, 03/10/21[d]	150	160,452
BNP Paribas SA
2.40%, 12/12/18	100	100,953
2.70%, 08/20/18	200	202,582

Security	Principal (000s)	Value
VRN, (3 mo. LIBOR US + 1.290%)
7.20%, 12/31/49 (Call 06/25/37)[b]	$100	$108,375
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	25	25,240
BPCE SA
3.38%, 12/02/26	250	245,352
4.00%, 04/15/24	250	259,175
4.50%, 03/15/25[b]	250	244,258
Caixa Economica Federal
4.50%, 10/03/18[d]	150	152,625
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	55	53,298
3.50%, 06/15/23	25	25,335
3.75%, 07/28/26 (Call 06/28/26)	75	72,473
4.20%, 10/29/25 (Call 09/29/25)	35	35,211
Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/05/19)	300	301,077
CBQ Finance Ltd.
3.25%, 06/13/21[d]	200	198,737
China Construction Bank Asia Corp. Ltd.
VRN, (5 year CMT + 2.750%)
4.25%, 08/20/24 (Call 08/20/19)[d]	200	204,349
China Development Bank Corp.
2.50%, 10/09/20[d]	200	199,499
CITIC Ltd.
6.80%, 01/17/23[d]	200	233,398
Citigroup Inc.
1.70%, 04/27/18	200	199,674
2.05%, 12/07/18	250	250,152
2.05%, 06/07/19	350	348,803
2.40%, 02/18/20	100	99,957
2.65%, 10/26/20	100	100,186
3.88%, 03/26/25	100	98,623
4.00%, 08/05/24	200	200,886
4.45%, 09/29/27	100	101,135
4.60%, 03/09/26	250	256,612
4.65%, 07/30/45	120	125,112
5.30%, 05/06/44	200	214,232
6.13%, 05/15/18	200	210,572
6.63%, 06/15/32	250	302,965
Citizens Financial Group Inc.
4.35%, 08/01/25 (Call 07/01/25)	100	101,434

157

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Commonwealth Bank of Australia
2.00%, 09/06/21[b]	$100	$97,167
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	250	251,133
Cooperatieve Rabobank UA
3.88%, 02/08/22	300	314,877
4.38%, 08/04/25	250	255,675
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	250	250,035
2.75%, 01/10/22	250	250,005
Credit Agricole SA
VRN, (3 mo. LIBOR US + 6.982%)
8.38%, 10/29/49 (Call 10/13/19)[b]	100	110,078
Credit Agricole SA/London
2.63%, 10/03/18[b]	250	252,662
Credit Suisse AG/New York NY
1.70%, 04/27/18	250	249,787
3.63%, 09/09/24	250	251,238
Credit Suisse Group AG
4.28%, 01/09/28 (Call 01/09/27)[b]	250	248,744
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	250	250,085
3.80%, 09/15/22	250	252,158
Deutsche Bank AG
4.25%, 10/14/21[b]	250	251,449
VRN, (5 year USD Swap + 2.248%)
4.30%, 05/24/28 (Call 05/24/23)	200	185,937
Deutsche Bank AG/London
2.50%, 02/13/19	375	374,985
3.70%, 05/30/24	105	100,845
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[d]	200	194,992
Emirates NBD PJSC
3.25%, 11/19/19[d]	200	202,928
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	25	25,869
Fifth Third Bank/Cincinnati OH
3.85%, 03/15/26 (Call 02/15/26)	200	200,880
First Horizon National Corp.
3.50%, 12/15/20 (Call 11/15/20)	100	101,785

Security	Principal (000s)	Value
Goldman Sachs Capital I
6.35%, 02/15/34	$250	$292,947
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	200	194,620
2.55%, 10/23/19	150	151,061
2.63%, 01/31/19	250	252,612
2.63%, 04/25/21 (Call 03/25/21)	50	49,645
2.75%, 09/15/20 (Call 08/15/20)	80	80,498
3.63%, 01/22/23	100	101,823
3.75%, 02/25/26 (Call 11/25/25)	105	104,933
4.00%, 03/03/24	200	206,436
4.80%, 07/08/44 (Call 01/08/44)	250	261,240
5.15%, 05/22/45	200	207,018
5.95%, 01/15/27	41	46,740
6.15%, 04/01/18	528	554,215
6.25%, 02/01/41	50	61,784
6.75%, 10/01/37	100	123,092
7.50%, 02/15/19	100	110,550
HSBC Holdings PLC
4.25%, 08/18/25	200	200,586
4.30%, 03/08/26	400	412,508
5.10%, 04/05/21	375	405,874
6.10%, 01/14/42	150	185,100
6.50%, 05/02/36	100	121,385
6.50%, 09/15/37	100	122,781
6.80%, 06/01/38	112	141,947
HSBC USA Inc.
2.25%, 06/23/19	100	100,183
3.50%, 06/23/24	100	100,637
Huntington National Bank (The)
2.88%, 08/20/20 (Call 07/20/20)	250	253,220
ICICI Bank Ltd./Dubai
3.50%, 03/18/20[d]	200	202,981
Industrial & Commercial Bank of China Ltd./Dubai
2.63%, 05/26/20[d]	200	198,356
Industrial & Commercial Bank of China Ltd./Singapore
2.00%, 05/10/19[d]	200	199,574
ING Bank NV
2.00%, 11/26/18[b]	200	199,727
2.50%, 10/01/19[b]	250	251,545

158

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Itau Unibanco Holding SA/Cayman Islands
6.20%, 12/21/21[d]	$200	$214,000
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)	150	150,316
2.55%, 03/01/21 (Call 02/01/21)	350	348,831
2.70%, 05/18/23 (Call 03/18/23)	350	341,236
3.13%, 01/23/25 (Call 10/23/24)	500	488,880
3.25%, 09/23/22	200	202,000
3.30%, 04/01/26 (Call 01/01/26)	250	244,145
3.88%, 09/10/24	100	100,694
3.90%, 07/15/25 (Call 04/15/25)	100	102,830
4.13%, 12/15/26	25	25,335
4.25%, 10/15/20	400	425,088
4.25%, 10/01/27	25	25,487
4.85%, 02/01/44	50	55,368
4.95%, 06/01/45	50	52,534
5.63%, 08/16/43	100	114,398
6.40%, 05/15/38	250	321,615
Kazkommertsbank JSC
5.50%, 12/21/22 (Call 03/02/17)[d]	100	86,762
KEB Hana Bank
2.50%, 01/27/21[d]	200	196,857
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	250	246,942
KfW
0.00%, 04/18/36	150	80,468
0.00%, 06/29/37	100	51,598
1.00%, 06/11/18	750	746,940
1.00%, 07/15/19	150	147,772
1.13%, 11/16/18	150	149,223
1.50%, 04/20/20	950	940,139
1.50%, 06/15/21	150	146,233
1.75%, 10/15/19	100	100,227
1.88%, 04/01/19	50	50,365
2.00%, 10/04/22	100	98,212
2.00%, 05/02/25	150	143,224
2.13%, 01/17/23	500	493,255
2.75%, 10/01/20	250	257,127
Series G
4.38%, 03/15/18	150	155,209
Korea Development Bank (The)
3.00%, 09/14/22	200	201,972

Security	Principal (000s)	Value
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	$100	$92,166
2.38%, 03/24/21[d]	220	222,534
2.38%, 06/10/25	150	147,474
Lloyds Bank PLC
2.70%, 08/17/20	250	251,507
Lloyds Banking Group PLC
4.50%, 11/04/24	200	203,396
4.58%, 12/10/25	200	200,726
Macquarie Bank Ltd.
2.60%, 06/24/19[b]	350	352,473
Mitsubishi UFJ Financial Group Inc.
3.85%, 03/01/26	400	407,792
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/20[b]	250	249,892
Mizuho Financial Group Inc.
2.63%, 04/12/21[b]	200	198,048
4.35%, 10/20/25[b]	250	257,940
Morgan Stanley
2.13%, 04/25/18	100	100,400
2.38%, 07/23/19	250	251,192
2.50%, 01/24/19	100	100,876
2.50%, 04/21/21	50	49,358
2.65%, 01/27/20	525	529,095
2.80%, 06/16/20	95	95,903
3.75%, 02/25/23	205	210,545
4.30%, 01/27/45	200	195,344
4.35%, 09/08/26	75	76,064
4.88%, 11/01/22	520	557,742
5.50%, 01/26/20	300	326,196
6.38%, 07/24/42	115	145,375
7.25%, 04/01/32	125	168,692
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	100	96,062
National Australia Bank Ltd./New York
2.63%, 07/23/20	400	402,460
National Bank of Canada
2.10%, 12/14/18	500	501,960
Nederlandse Waterschapsbank NV
2.38%, 03/24/26[b]	200	192,827
Nordea Bank AB
1.63%, 05/15/18[b]	400	399,292

159

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	$100	$99,676
2.38%, 10/01/21	250	251,255
PNC Bank N.A.
2.20%, 01/28/19 (Call 12/29/18)[f]	500	503,280
2.45%, 11/05/20 (Call 10/06/20)[f]	300	300,990
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[f,g]	25	24,891
QNB Finance Ltd.
2.75%, 10/31/18[d]	200	201,300
RBC USA Holdco Corp.
5.25%, 09/15/20	25	27,256
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	250	250,970
Royal Bank of Canada
2.00%, 12/10/18	150	150,556
2.35%, 10/30/20	400	399,316
2.50%, 01/19/21	100	100,292
Royal Bank of Scotland Group PLC
4.70%, 07/03/18	9	9,193
4.80%, 04/05/26	250	249,687
6.00%, 12/19/23	50	52,575
6.10%, 06/10/23	50	52,860
6.13%, 12/15/22	25	26,372
VRN, (3 mo. LIBOR US + 2.500%)
7.65%, 12/31/49 (Call 09/30/31)	65	75,124
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	100	99,261
2.70%, 05/24/19 (Call 04/24/19)	100	99,941
4.50%, 07/17/25 (Call 04/17/25)	100	101,200
Santander UK Group Holdings PLC
2.88%, 10/16/20	25	25,022
Santander UK PLC
4.00%, 03/13/24	300	310,347
5.00%, 11/07/23[b]	200	206,787
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[d]	200	203,975
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20[b]	250	250,628
Societe Generale SA
2.63%, 09/16/20[b]	250	251,261
4.75%, 11/24/25[b]	200	201,522

Security	Principal (000s)	Value
Standard Chartered PLC
3.05%, 01/15/21[b]	$400	$400,057
4.05%, 04/12/26[b]	400	398,278
VRN, (3 mo. LIBOR US + 1.460%)
7.01%, 07/29/49 (Call 07/30/37)[b]	100	105,375
State Bank of India/London
3.62%, 04/17/19[d]	200	205,571
State Street Corp.
1.35%, 05/15/18	25	24,955
2.55%, 08/18/20	100	101,205
2.65%, 05/19/26	50	47,384
3.55%, 08/18/25	60	61,312
3.70%, 11/20/23	147	153,946
Sumitomo Mitsui Banking Corp.
3.65%, 07/23/25	250	254,410
Sumitomo Mitsui Financial Group Inc.
2.93%, 03/09/21	250	251,145
3.01%, 10/19/26	100	95,088
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	85	85,809
2.70%, 01/27/22 (Call 12/27/21)	100	99,663
Svenska Handelsbanken AB
2.40%, 10/01/20	500	499,040
Swedbank AB
2.20%, 03/04/20[b,c]	200	198,577
Syndicate Bank/London
4.13%, 04/12/18[d]	200	202,583
Toronto-Dominion Bank (The)
1.63%, 03/13/18	300	300,366
1.80%, 07/13/21	234	226,781
2.25%, 11/05/19	25	25,125
2.50%, 12/14/20	50	50,217
Turkiye Is Bankasi
5.00%, 04/30/20[d]	200	195,802
Turkiye Vakiflar Bankasi TAO
VRN, (5 year USD Swap + 5.439%)
6.88%, 02/03/25 (Call 02/03/20)[d]	200	191,925
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	325	326,618
2.20%, 04/25/19 (Call 03/25/19)	25	25,216
3.00%, 03/15/22 (Call 02/15/22)	50	50,872
3.70%, 01/30/24 (Call 12/29/23)	50	51,974
Series V
2.38%, 07/22/26 (Call 06/22/26)	125	115,975

160

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
UBS AG/Stamford CT
2.38%, 08/14/19	$250	$251,373
UBS Group Funding Jersey Ltd.
2.95%, 09/24/20[b]	220	220,152
4.13%, 04/15/26[b]	200	202,132
Vnesheconombank Via VEB Finance PLC
4.22%, 11/21/18[d]	200	203,000
VTB Bank OJSC Via VTB Capital SA
6.32%, 02/22/18[d]	200	207,268
Wachovia Corp.
6.55%, 10/15/35	200	243,846
Wells Fargo & Co.
2.10%, 07/26/21	100	97,165
2.50%, 03/04/21	50	49,663
2.55%, 12/07/20	100	99,924
3.00%, 02/19/25	133	127,810
3.00%, 04/22/26	100	95,278
3.00%, 10/23/26	40	37,943
3.30%, 09/09/24	480	475,690
3.50%, 03/08/22	200	205,404
3.55%, 09/29/25	125	124,492
4.10%, 06/03/26	25	25,294
4.65%, 11/04/44	25	25,072
4.90%, 11/17/45	200	206,660
5.38%, 11/02/43	50	55,372
5.61%, 01/15/44	225	257,260
Series N
2.15%, 01/30/20	300	299,160
Westpac Banking Corp.
2.30%, 05/26/20	100	99,663
2.60%, 11/23/20	200	200,682
2.70%, 08/19/26	200	188,240
2.80%, 01/11/22	100	100,243
Woori Bank
2.63%, 07/20/21[d]	200	197,549
Yapi ve Kredi Bankasi AS
5.13%, 10/22/19[d]	200	198,000

		53,722,469

BEVERAGES — 0.70%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	350	350,347
2.63%, 01/17/23	100	98,340

Security	Principal (000s)	Value
2.65%, 02/01/21 (Call 01/01/21)	$450	$452,686
3.65%, 02/01/26 (Call 11/01/25)	200	200,892
3.70%, 02/01/24	150	154,443
4.00%, 01/17/43	400	377,304
4.63%, 02/01/44	200	207,010
4.70%, 02/01/36 (Call 08/01/35)	100	105,297
4.90%, 02/01/46 (Call 08/01/45)	375	400,594
Anheuser-Busch InBev Worldwide Inc.
3.75%, 01/15/22	200	209,618
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)[b]	100	93,751
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	50	50,113
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)	25	24,971
Coca-Cola Co. (The)
1.38%, 05/30/19	25	24,904
1.55%, 09/01/21	100	97,386
1.65%, 11/01/18	220	220,854
1.88%, 10/27/20	25	24,921
2.25%, 09/01/26	35	32,611
2.88%, 10/27/25	100	98,608
3.20%, 11/01/23	100	103,507
Constellation Brands Inc.
4.25%, 05/01/23	100	104,837
Cott Beverages Inc.
6.75%, 01/01/20 (Call 03/03/17)	50	51,825
Diageo Capital PLC
1.13%, 04/29/18	50	49,696
2.63%, 04/29/23 (Call 01/29/23)	200	198,612
Diageo Investment Corp.
4.25%, 05/11/42	150	150,907
Dr Pepper Snapple Group Inc.
3.20%, 11/15/21 (Call 08/15/21)	50	51,077
3.40%, 11/15/25 (Call 08/15/25)	35	34,848
3.43%, 06/15/27 (Call 03/15/27)	50	49,605
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	125	121,710
3.00%, 07/15/26 (Call 04/15/26)	40	37,680
4.20%, 07/15/46 (Call 01/15/46)	75	69,680
PepsiCo Inc.
2.15%, 10/14/20 (Call 09/14/20)	550	552,574
2.25%, 01/07/19 (Call 12/07/18)	50	50,650

161

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
2.38%, 10/06/26 (Call 07/06/26)	$100	$94,095
3.10%, 07/17/22 (Call 05/17/22)	50	51,275
3.60%, 03/01/24 (Call 12/01/23)	50	52,251
4.45%, 04/14/46 (Call 10/14/45)	50	53,172
5.50%, 01/15/40	100	120,663
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)[b]	150	144,219

		5,367,533

BIOTECHNOLOGY — 0.28%
AMAG Pharmaceuticals Inc.
7.88%, 09/01/23 (Call 09/01/18)[b]	25	24,188
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)	100	94,791
2.60%, 08/19/26 (Call 05/19/26)	50	45,896
3.13%, 05/01/25 (Call 02/01/25)	100	97,245
3.63%, 05/15/22 (Call 02/15/22)	50	51,684
4.40%, 05/01/45 (Call 11/01/44)	100	94,993
4.66%, 06/15/51 (Call 12/15/50)	173	168,066
4.95%, 10/01/41	25	25,769
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	50	50,298
4.00%, 06/23/25 (Call 03/23/25)	40	40,095
5.25%, 06/23/45 (Call 12/23/44)	100	106,038
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	140	143,800
Celgene Corp.
2.88%, 08/15/20	200	203,080
3.88%, 08/15/25 (Call 05/15/25)	250	252,615
4.63%, 05/15/44 (Call 11/15/43)	75	73,396
5.00%, 08/15/45 (Call 02/15/45)	25	26,003
Concordia International Corp.
7.00%, 04/15/23 (Call 04/15/18)[b]	25	9,172
9.50%, 10/21/22 (Call 12/15/18)[b]	25	10,625
Gilead Sciences Inc.
2.55%, 09/01/20	75	75,671
3.50%, 02/01/25 (Call 11/01/24)	100	100,799
4.15%, 03/01/47 (Call 09/01/46)	190	178,763
4.50%, 02/01/45 (Call 08/01/44)	275	272,750

		2,145,737

BUILDING MATERIALS — 0.27%
Airxcel Inc.
8.50%, 02/15/22 (Call 02/15/19)[b]	50	51,000

Security	Principal (000s)	Value
BMC East LLC
5.50%, 10/01/24 (Call 10/01/19)[b]	$25	$25,555
Boise Cascade Co.
5.63%, 09/01/24 (Call 09/01/19)[b]	25	25,438
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)[b]	25	25,688
10.75%, 08/15/23 (Call 08/15/18)[b]	25	28,969
Cemex Finance LLC
9.38%, 10/12/22 (Call 10/12/17)[d]	200	217,740
Cemex SAB de CV
6.50%, 12/10/19 (Call 12/10/17)[d]	200	211,500
Griffon Corp.
5.25%, 03/01/22 (Call 03/03/17)	25	25,250
Holcim U.S. Finance Sarl & Cie. SCS
6.00%, 12/30/19[b]	100	109,847
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)[g]	50	50,983
3.90%, 02/14/26 (Call 11/14/25)	40	40,911
6.00%, 01/15/36	50	58,911
Lennox International Inc.
3.00%, 11/15/23 (Call 09/15/23)	75	73,537
Louisiana-Pacific Corp.
4.88%, 09/15/24 (Call 09/15/19)	40	39,900
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	50	51,000
4.45%, 04/01/25 (Call 01/01/25)	75	77,156
7.13%, 03/15/20	25	28,500
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	100	103,804
7.00%, 12/01/36	75	90,424
Ply Gem Industries Inc.
6.50%, 02/01/22 (Call 03/03/17)	25	26,063
RSI Home Products Inc.
6.50%, 03/15/23 (Call 03/15/18)[b]	15	15,638
Standard Industries Inc./NJ
5.38%, 11/15/24 (Call 11/15/19)[b]	50	51,562
6.00%, 10/15/25 (Call 10/15/20)[b]	75	79,125
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23 (Call 07/15/18)	50	51,625
U.S. Concrete Inc.
6.38%, 06/01/24 (Call 06/01/19)[b]	80	84,500

162

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
USG Corp.
8.25%, 01/15/18	$50	$52,875
Votorantim Cimentos SA
7.25%, 04/05/41[d]	200	194,980
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	50	52,554
7.50%, 06/15/21	100	117,716

		2,062,751

CHEMICALS — 0.69%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	175	174,051
5.25%, 01/15/45 (Call 07/15/44)	100	106,320
Air Liquide Finance SA
2.25%, 09/27/23 (Call 07/27/23)[b]	200	191,273
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	50	51,125
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[c]	50	59,375
Bluestar Finance Holdings Ltd.
4.38%, 06/11/20[d]	200	205,895
Braskem Finance Ltd.
5.75%, 04/15/21[d]	200	211,000
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	25	23,751
Celanese U.S. Holdings LLC
5.88%, 06/15/21	50	55,461
CF Industries Inc.
3.45%, 06/01/23[c]	25	23,438
4.95%, 06/01/43	25	21,438
5.15%, 03/15/34	20	18,350
5.38%, 03/15/44	25	21,875
6.88%, 05/01/18	100	105,375
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)	50	49,750
7.00%, 05/15/25 (Call 05/15/20)	25	24,913
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	175	175,338
3.50%, 10/01/24 (Call 07/01/24)	25	25,123
4.25%, 11/15/20 (Call 08/15/20)	50	52,927
4.38%, 11/15/42 (Call 05/15/42)	25	24,544
5.25%, 11/15/41 (Call 05/15/41)	65	71,121
9.40%, 05/15/39	50	78,696

Security	Principal (000s)	Value
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	$272	$275,033
3.60%, 08/15/22 (Call 05/15/22)	13	13,334
3.80%, 03/15/25 (Call 12/15/24)	76	77,097
4.80%, 09/01/42 (Call 03/01/42)	56	56,618
EI du Pont de Nemours & Co.
4.15%, 02/15/43	75	72,908
4.63%, 01/15/20	250	267,357
6.00%, 07/15/18	125	132,539
Hexion Inc.
6.63%, 04/15/20 (Call 03/03/17)	50	46,625
8.88%, 02/01/18 (Call 03/03/17)	50	50,125
Huntsman International LLC
5.13%, 11/15/22 (Call 08/15/22)	50	51,656
INEOS Group Holdings SA
5.63%, 08/01/24 (Call 08/01/19)[b]	200	199,500
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA
8.38%, 12/01/22 (Call 06/01/19)[b]	25	25,937
LYB International Finance BV
4.00%, 07/15/23	100	104,749
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	100	94,091
Methanex Corp.
5.65%, 12/01/44 (Call 06/01/44)	50	46,375
Mexichem SAB de CV
5.88%, 09/17/44[d]	200	180,496
Monsanto Co.
3.95%, 04/15/45 (Call 10/15/44)	25	22,700
4.20%, 07/15/34 (Call 01/15/34)	150	147,529
4.40%, 07/15/44 (Call 01/15/44)	29	28,394
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[c]	185	190,062
5.63%, 11/15/43 (Call 05/15/43)	25	24,938
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[b]	25	25,062
Perstorp Holding AB
8.50%, 06/30/21 (Call 11/18/18)[b]	200	203,250
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[b]	25	25,500
10.38%, 05/01/21 (Call 05/01/18)[b]	50	55,500

163

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
PolyOne Corp.
5.25%, 03/15/23	$25	$25,625
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	100	94,516
5.63%, 12/01/40	30	32,835
PPG Industries Inc.
3.60%, 11/15/20	25	26,160
PQ Corp.
6.75%, 11/15/22 (Call 05/15/19)[b]	25	27,062
Praxair Inc.
2.65%, 02/05/25 (Call 11/05/24)	250	243,600
3.55%, 11/07/42 (Call 05/07/42)	25	23,012
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 06/01/19)[b]	50	47,000
Syngenta Finance NV
3.13%, 03/28/22	175	174,055
TPC Group Inc.
8.75%, 12/15/20 (Call 03/03/17)[b]	25	22,500
Tronox Finance LLC
7.50%, 03/15/22 (Call 03/15/18)[b]	50	48,750
Valspar Corp. (The)
4.40%, 02/01/45 (Call 08/01/44)	61	56,320
Versum Materials Inc.
5.50%, 09/30/24 (Call 09/30/21)[b]	25	26,000
Westlake Chemical Corp.
4.63%, 02/15/21 (Call 02/15/18)[b]	250	259,603

		5,295,552

COAL — 0.04%
China Shenhua Overseas Capital Co. Ltd.
3.88%, 01/20/25[d]	200	201,115
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
12.00%, 11/01/21 (Call 11/01/18)	21	22,312
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)	50	48,375

		271,802

COMMERCIAL SERVICES — 0.42%
ADT Corp. (The)
3.50%, 07/15/22	50	47,250
4.13%, 06/15/23	25	23,844
4.88%, 07/15/32[b]	25	20,125
6.25%, 10/15/21	25	27,188

Security	Principal (000s)	Value
Ahern Rentals Inc.
7.38%, 05/15/23 (Call 05/15/18)[b]	$25	$23,375
APX Group Inc.
6.38%, 12/01/19 (Call 03/03/17)	50	51,625
7.88%, 12/01/22 (Call 12/01/18)[b]	100	108,500
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	390	392,882
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[b,c]	25	24,313
5.25%, 03/15/25 (Call 03/15/20)[b]	25	22,875
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)	50	51,865
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[b]	25	22,250
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 03/03/17)[b]	25	26,000
DP World Ltd.
6.85%, 07/02/37[b]	100	110,304
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	25	23,878
3.25%, 01/14/23 (Call 11/14/22)	200	203,266
ERAC USA Finance LLC
3.80%, 11/01/25 (Call 08/01/25)[b]	50	50,317
5.63%, 03/15/42[b]	150	165,321
7.00%, 10/15/37[b]	100	126,848
Flexi-Van Leasing Inc.
7.88%, 08/15/18 (Call 03/03/17)[b]	44	38,720
Great Lakes Dredge & Dock Corp.
7.38%, 02/01/19 (Call 03/03/17)	27	27,068
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)[b]	50	54,000
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)[b]	25	21,000
5.88%, 10/15/20 (Call 03/03/17)	25	23,625
6.75%, 04/15/19 (Call 03/03/17)	36	35,820
7.38%, 01/15/21 (Call 03/03/17)	50	48,375
IHS Markit Ltd.
5.00%, 11/01/22 (Call 08/01/22)[b]	25	25,906
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[b]	50	53,000

164

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Johns Hopkins University
Series 2013
4.08%, 07/01/53	$25	$25,108
Laureate Education Inc.
9.25%, 09/01/19 (Call 03/03/17)[b]	50	52,187
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 11/01/19)[b]	50	50,000
LSC Communications Inc.
8.75%, 10/15/23 (Call 10/15/19)[b]	25	26,188
Massachusetts Institute of Technology
4.68%, 07/01/14	160	161,387
Metropolitan Museum of Art (The)
Series 2015
3.40%, 07/01/45	50	45,082
Monitronics International Inc.
9.13%, 04/01/20 (Call 03/03/17)	25	24,313
Moody’s Corp.
5.25%, 07/15/44	50	55,473
NES Rentals Holdings Inc.
7.88%, 05/01/18 (Call 03/03/17)[b]	25	25,188
Nielsen Co. Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 02/01/20)[b]	50	49,687
5.50%, 10/01/21 (Call 03/03/17)[b]	25	25,938
Northwestern University
3.87%, 12/01/48	25	25,174
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	75	67,549
3.62%, 10/01/37	15	14,814
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[b]	105	113,794
RR Donnelley & Sons Co.
7.88%, 03/15/21	50	53,625
S&P Global Inc.
4.40%, 02/15/26 (Call 11/15/25)	100	105,018
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)	75	78,000
5.38%, 05/15/24 (Call 05/15/19)	25	26,188
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[b]	50	50,625

Security	Principal (000s)	Value
Team Health Inc.
7.25%, 12/15/23 (Call 02/06/17)[b]	$25	$28,625
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)	50	51,062
5.50%, 05/15/27 (Call 05/15/22)	30	30,262
5.75%, 11/15/24 (Call 05/15/19)	50	52,812
5.88%, 09/15/26 (Call 09/15/21)	50	51,937
7.63%, 04/15/22 (Call 04/15/17)	18	18,855
University of Notre Dame du Lac
Series 2015
3.44%, 02/15/45	20	18,940
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	50	50,412

		3,227,783

COMPUTERS — 0.77%
Apple Inc.
1.00%, 05/03/18	10	9,964
1.10%, 08/02/19	150	147,838
1.30%, 02/23/18	125	125,204
2.00%, 05/06/20	140	140,162
2.10%, 05/06/19	250	252,285
2.25%, 02/23/21 (Call 01/23/21)	500	499,185
2.50%, 02/09/25	100	95,671
2.85%, 05/06/21	150	153,232
3.45%, 02/09/45	250	219,630
3.85%, 05/04/43	25	23,371
4.50%, 02/23/36 (Call 08/23/35)	100	105,577
4.65%, 02/23/46 (Call 08/23/45)	150	158,311
Computer Sciences Corp.
4.45%, 09/15/22	150	155,964
Conduent Finance Inc./Xerox Business Services LLC
10.50%, 12/15/24 (Call 12/15/20)[b]	50	56,312
Dell Inc.
5.65%, 04/15/18	50	51,812
5.88%, 06/15/19	100	106,520
7.10%, 04/15/28	25	26,125
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[b]	100	102,019
4.42%, 06/15/21 (Call 05/15/21)[b]	275	286,520
5.88%, 06/15/21 (Call 06/15/18)[b]	25	26,372

165

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
6.02%, 06/15/26 (Call 03/15/26)[b]	$195	$210,690
7.13%, 06/15/24 (Call 06/15/19)[b]	50	54,744
8.35%, 07/15/46 (Call 01/15/46)[b]	125	156,605
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/19)	45	49,162
EMC Corp.
1.88%, 06/01/18	50	49,745
3.38%, 06/01/23 (Call 03/01/23)	100	93,809
Harland Clarke Holdings Corp.
6.88%, 03/01/20 (Call 03/03/17)[b]	25	24,813
9.25%, 03/01/21 (Call 03/03/17)[b]	25	22,969
9.75%, 08/01/18 (Call 02/24/17)[b]	25	25,701
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	150	151,901
4.40%, 10/15/22 (Call 08/15/22)	100	105,225
4.90%, 10/15/25 (Call 07/15/25)	25	26,067
6.35%, 10/15/45 (Call 04/15/45)	115	121,579
HP Inc.
4.30%, 06/01/21	100	105,053
4.38%, 09/15/21	150	158,215
6.00%, 09/15/41	50	50,230
International Business Machines Corp.
1.63%, 05/15/20	200	197,426
1.80%, 05/17/19	400	401,028
1.95%, 02/12/19	200	201,242
2.25%, 02/19/21	100	99,979
3.38%, 08/01/23	100	102,774
4.00%, 06/20/42	100	98,380
8.38%, 11/01/19	25	29,306
Leidos Holdings Inc.
Series 1
5.95%, 12/01/40 (Call 06/04/40)	25	23,632
Leidos Inc.
5.50%, 07/01/33	25	22,633
NCR Corp.
5.00%, 07/15/22 (Call 07/15/17)	40	40,950
6.38%, 12/15/23 (Call 12/15/18)	25	26,563
NetApp Inc.
3.25%, 12/15/22 (Call 09/15/22)	150	148,257
Seagate HDD Cayman
4.75%, 06/01/23	100	100,171
4.88%, 06/01/27 (Call 03/01/27)	50	46,870

Security	Principal (000s)	Value
Western Digital Corp.
7.38%, 04/01/23 (Call 04/01/19)[b]	$100	$110,000
10.50%, 04/01/24 (Call 04/01/19)[b]	100	117,750

		5,915,543

COSMETICS & PERSONAL CARE — 0.08%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[b]	25	26,633
Avon Products Inc.
6.50%, 03/01/19	50	52,557
7.00%, 03/15/23	25	24,000
Colgate-Palmolive Co.
0.90%, 05/01/18	50	49,778
4.00%, 08/15/45	50	51,496
Estee Lauder Companies Inc. (The)
4.38%, 06/15/45 (Call 12/15/44)	50	51,386
Procter & Gamble Co. (The)
2.30%, 02/06/22	75	75,278
2.45%, 11/03/26	100	95,529
3.10%, 08/15/23	60	61,654
5.55%, 03/05/37	50	64,456
Revlon Consumer Products Corp.
6.25%, 08/01/24 (Call 08/01/19)	50	51,750

		604,517

DISTRIBUTION & WHOLESALE — 0.03%
American Builders & Contractors Supply Co. Inc.
5.75%, 12/15/23 (Call 12/15/18)[b]	25	26,000
American Tire Distributors Inc.
10.25%, 03/01/22 (Call 03/01/18)[b]	25	24,313
Global Partners LP/GLP Finance Corp.
7.00%, 06/15/23 (Call 06/15/18)	25	24,562
H&E Equipment Services Inc.
7.00%, 09/01/22 (Call 09/01/17)	15	15,806
HD Supply Inc.
5.75%, 04/15/24 (Call 04/15/19)[b]	25	26,312
LKQ Corp.
4.75%, 05/15/23 (Call 05/15/18)	50	50,075
Univar USA Inc.
6.75%, 07/15/23 (Call 07/15/18)[b]	25	26,000

166

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	$25	$23,156

		216,224

DIVERSIFIED FINANCIAL SERVICES — 1.21%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 05/15/21	150	156,187
4.63%, 07/01/22	150	157,125
Air Lease Corp.
2.63%, 09/04/18 (Call 08/04/18)	150	151,378
3.00%, 09/15/23 (Call 07/15/23)	225	218,295
Aircastle Ltd.
5.00%, 04/01/23	50	50,754
5.13%, 03/15/21[c]	40	42,050
6.25%, 12/01/19	50	54,250
Alliance Data Systems Corp.
5.88%, 11/01/21 (Call 11/01/18)[b]	100	103,250
Ally Financial Inc.
3.25%, 02/13/18	50	50,563
3.75%, 11/18/19	50	50,812
4.13%, 03/30/20	50	50,812
4.13%, 02/13/22	50	49,938
4.25%, 04/15/21	25	25,250
4.63%, 05/19/22	25	25,375
4.75%, 09/10/18	50	51,625
5.13%, 09/30/24	100	102,720
5.75%, 11/20/25 (Call 10/20/25)[c]	25	25,375
8.00%, 03/15/20	25	28,430
8.00%, 11/01/31	40	47,500
American Express Co.
2.65%, 12/02/22	25	24,606
3.63%, 12/05/24 (Call 11/04/24)	100	100,962
4.05%, 12/03/42	50	48,343
7.00%, 03/19/18	195	206,353
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	300	296,037
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	75	71,416
3.70%, 10/15/24	150	153,739
4.00%, 10/15/23	200	210,156
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/45[b]	25	23,130
5.00%, 06/15/44[b]	25	25,227

Security	Principal (000s)	Value
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	$25	$24,788
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	25	24,464
3.45%, 02/13/26 (Call 11/13/25)	40	40,589
China Cinda Finance 2015 I Ltd.
4.25%, 04/23/25[d]	200	197,578
CIT Group Inc.
3.88%, 02/19/19	50	51,062
5.00%, 08/15/22	50	52,375
5.00%, 08/01/23	25	26,063
5.25%, 03/15/18	50	51,675
5.50%, 02/15/19[b]	50	52,604
CME Group Inc.
3.00%, 09/15/22	175	179,315
5.30%, 09/15/43 (Call 03/15/43)	75	87,796
Discover Financial Services
3.95%, 11/06/24 (Call 08/06/24)	200	198,500
FBM Finance Inc.
8.25%, 08/15/21 (Call 08/15/18)[b]	25	26,688
Franklin Resources Inc.
2.85%, 03/30/25	100	96,842
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	381	382,063
3.37%, 11/15/25	264	269,570
4.42%, 11/15/35	200	210,058
Hexion 2 US Finance Corp.
10.38%, 02/01/22 (Call 02/01/19)[b]	50	51,000
HSBC Finance Corp.
6.68%, 01/15/21	125	140,550
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 03/03/17)	50	50,563
5.88%, 02/01/22 (Call 08/01/17)	50	50,063
6.00%, 08/01/20 (Call 03/03/17)	75	76,837
6.75%, 02/01/24 (Call 02/01/20)[b]	50	49,825
ICBCIL Finance Co. Ltd.
2.75%, 05/19/21[d]	200	195,874
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[b]	27	17,078

167

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	$50	$51,435
4.00%, 10/15/23	50	52,870
International Lease Finance Corp.
5.88%, 04/01/19	200	213,000
5.88%, 08/15/22	25	27,656
8.63%, 01/15/22	50	60,937
Invesco Finance PLC
3.13%, 11/30/22	25	25,148
4.00%, 01/30/24	150	156,576
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	50	52,243
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 04/01/20 (Call 03/03/17)[b]	200	202,000
Jefferies Group LLC
4.85%, 01/15/27	100	99,968
5.13%, 04/13/18	100	103,276
6.25%, 01/15/36	25	25,652
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	50	48,130
Lincoln Finance Ltd.
7.38%, 04/15/21 (Call 04/15/18)[b]	200	212,025
MasterCard Inc.
2.00%, 04/01/19	100	100,800
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	100	99,604
5.55%, 01/15/20	100	108,013
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/01/25 (Call 08/01/25)	100	100,049
4.02%, 11/01/32 (Call 05/01/32)	75	77,865
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 03/03/17)	50	50,937
9.63%, 05/01/19 (Call 03/03/17)	25	26,031
Navient Corp.
4.88%, 06/17/19	50	50,344
5.50%, 01/15/19	50	51,130
5.50%, 01/25/23	25	23,594
5.63%, 08/01/33	25	19,813
6.13%, 03/25/24	50	47,313
7.25%, 09/25/23	25	25,188
8.00%, 03/25/20	50	53,750
8.45%, 06/15/18	100	106,460

Security	Principal (000s)	Value
NewStar Financial Inc.
7.25%, 05/01/20 (Call 05/01/17)	$50	$50,375
NFP Corp.
9.00%, 07/15/21 (Call 03/03/17)[b]	25	26,219
Nomura Holdings Inc.
2.75%, 03/19/19	150	151,467
6.70%, 03/04/20	50	55,864
Ocwen Loan Servicing LLC
8.38%, 11/15/22 (Call 11/15/18)[b]	25	25,375
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 03/03/17)[b]	25	25,938
7.25%, 12/15/21 (Call 12/15/17)[b]	50	51,062
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[d]	100	127,215
Protective Life Global Funding
2.00%, 09/14/21[b]	250	242,249
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[b,c]	50	48,125
Raymond James Financial Inc.
3.63%, 09/15/26	50	48,885
Springleaf Finance Corp.
8.25%, 12/15/20	36	38,655
Stifel Financial Corp.
4.25%, 07/18/24	125	125,858
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	45	45,243
3.00%, 08/15/19 (Call 07/15/19)	230	233,054
4.50%, 07/23/25 (Call 04/24/25)	175	180,560
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	50	50,294
3.15%, 12/14/25 (Call 09/14/25)	300	299,307
4.30%, 12/14/45 (Call 06/14/45)	25	25,870

		9,328,900

ELECTRIC — 2.43%
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/24[d]	200	201,740
6.25%, 09/16/19[b]	100	109,972
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)	50	49,750
5.50%, 03/15/24 (Call 03/15/19)	25	25,313
5.50%, 04/15/25 (Call 04/15/20)	25	25,313

168

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
7.38%, 07/01/21 (Call 06/01/21)	$50	$56,250
8.00%, 06/01/20	34	39,143
Alabama Power Co.
4.15%, 08/15/44 (Call 02/15/44)	35	35,529
4.30%, 01/02/46 (Call 07/02/45)	50	51,820
Ameren Corp.
3.65%, 02/15/26 (Call 11/15/25)	85	85,126
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	50	50,390
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	150	150,642
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	75	75,974
Arizona Public Service Co.
2.55%, 09/15/26 (Call 06/15/26)	110	103,278
4.35%, 11/15/45 (Call 05/15/45)	50	50,552
8.75%, 03/01/19	50	56,702
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	150	156,449
5.15%, 11/15/43 (Call 05/15/43)	75	84,530
6.13%, 04/01/36	25	31,356
6.50%, 09/15/37	25	32,599
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)	50	49,250
5.75%, 01/15/25 (Call 10/15/19)[c]	75	73,312
5.88%, 01/15/24 (Call 11/01/18)[b]	75	78,562
7.88%, 01/15/23 (Call 03/03/17)[b]	10	10,425
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/44 (Call 10/01/43)	50	54,337
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[d]	200	201,440
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)[b]	50	49,398
CLP Power Hong Kong Financing Ltd.
3.38%, 10/26/27[d]	200	193,920
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	150	150,724
Comision Federal de Electricidad
4.88%, 01/15/24[d]	200	201,200
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	50	50,395
3.70%, 03/01/45 (Call 09/01/44)	25	23,457
5.80%, 03/15/18	75	78,504

Security	Principal (000s)	Value
Connecticut Light & Power Co. (The)
6.35%, 06/01/36	$15	$18,940
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	100	100,908
3.85%, 06/15/46 (Call 12/15/45)	50	47,991
4.45%, 03/15/44 (Call 09/15/43)	175	183,015
Consumers Energy Co.
4.35%, 08/31/64 (Call 02/28/64)	50	49,052
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	225	227,907
2.75%, 01/15/22 (Call 12/15/21)	100	100,205
7.00%, 06/15/38	30	38,510
Series B
5.95%, 06/15/35	30	34,762
Series D
2.85%, 08/15/26 (Call 05/15/26)	200	187,314
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	25	26,038
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	50	47,906
4.30%, 07/01/44 (Call 01/01/44)	50	52,543
5.70%, 10/01/37	40	48,856
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	50	46,528
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	200	230,332
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	225	223,816
5.30%, 02/15/40	25	29,267
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	150	144,459
2.10%, 06/15/18 (Call 05/15/18)	150	150,589
2.65%, 09/01/26 (Call 06/01/26)	25	23,342
3.75%, 04/15/24 (Call 01/15/24)	150	154,572
4.80%, 12/15/45 (Call 06/15/45)	100	106,256
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	250	251,580
6.40%, 06/15/38	25	33,204
Duke Energy Progress LLC
4.20%, 08/15/45 (Call 02/15/45)	25	25,488
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	50	45,500
6.75%, 11/01/19 (Call 05/01/17)	50	51,312

169

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
7.38%, 11/01/22 (Call 11/01/18)	$50	$49,375
7.63%, 11/01/24 (Call 11/01/19)	50	47,625
EDP Finance BV
4.90%, 10/01/19[b]	100	105,047
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)[b]	50	50,092
4.88%, 01/22/44[b]	10	10,141
4.95%, 10/13/45 (Call 04/13/45)[b]	50	51,152
5.25%, 10/13/55 (Call 04/13/55)[b]	300	307,284
6.50%, 01/26/19[b]	175	189,972
VRN, (10 year USD Swap + 3.709%)
5.25%, 01/29/49 (Call 01/29/23)[b]	100	95,375
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	50	49,500
4.75%, 06/15/46 (Call 12/15/45)	50	50,878
Enel Finance International NV
6.00%, 10/07/39[b]	150	170,950
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	150	152,671
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	75	78,138
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	100	93,807
Eskom Holdings SOC Ltd.
6.75%, 08/06/23[d]	200	202,048
Eversource Energy
3.35%, 03/15/26 (Call 12/15/25)	315	309,730
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	25	25,324
3.95%, 06/15/25 (Call 03/15/25)	625	638,637
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	500	506,475
5.60%, 06/15/42 (Call 12/15/41)	55	50,941
6.25%, 10/01/39	100	100,744
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	200	201,250
Series B
4.25%, 03/15/23 (Call 12/15/22)	400	417,500
Series C
7.38%, 11/15/31	175	228,156
FirstEnergy Solutions Corp.
6.80%, 08/15/39	175	66,937

Security	Principal (000s)	Value
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	$55	$56,042
4.05%, 10/01/44 (Call 04/01/44)	55	56,094
5.95%, 02/01/38	100	127,391
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)[b]	65	62,841
3.06%, 10/04/26 (Call 07/04/26)[b]	125	116,912
GenOn Energy Inc.
9.50%, 10/15/18	50	38,000
Georgia Power Co.
4.30%, 03/15/42	100	102,238
5.40%, 06/01/40	165	189,055
Hongkong Electric Finance Ltd.
2.88%, 05/03/26[d]	200	187,826
Hydro-Quebec
9.38%, 04/15/30	75	115,246
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	100	100,149
Israel Electric Corp. Ltd.
5.63%, 06/21/18[d]	200	208,176
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	100	100,343
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	50	57,942
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22[b]	200	200,926
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	25	26,257
Series 25
3.30%, 10/01/25 (Call 07/01/25)	25	25,123
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	200	202,144
4.25%, 05/01/46 (Call 11/01/45)	175	181,534
5.75%, 11/01/35	25	30,507
Monongahela Power Co.
5.40%, 12/15/43 (Call 06/15/43)[b]	25	29,477
NextEra Energy Capital Holdings Inc.
3.63%, 06/15/23 (Call 03/15/23)	75	76,683
Niagara Mohawk Power Corp.
4.28%, 10/01/34 (Call 04/01/34)[b]	100	101,764
Northern States Power Co./MN
4.13%, 05/15/44 (Call 11/15/43)	50	50,882

170

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	$25	$25,750
6.25%, 05/01/24 (Call 05/01/19)	25	25,438
6.63%, 03/15/23 (Call 09/15/17)	29	29,870
6.63%, 01/15/27 (Call 07/15/21)[b]	50	49,625
7.25%, 05/15/26 (Call 05/15/21)[b,c]	25	26,156
7.88%, 05/15/21 (Call 03/03/17)[c]	7	7,263
NRG Yield Operating LLC
5.00%, 09/15/26 (Call 09/15/21)[b]	100	97,500
NSTAR Electric Co.
2.70%, 06/01/26 (Call 03/01/26)	100	95,221
3.25%, 11/15/25 (Call 08/15/25)	125	124,899
Oglethorpe Power Corp.
4.20%, 12/01/42	75	71,212
4.25%, 04/01/46 (Call 10/01/45)	100	95,074
6.10%, 03/15/19	50	54,069
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	125	148,102
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	100	97,773
3.50%, 10/01/20 (Call 07/01/20)	50	51,857
4.25%, 03/15/46 (Call 09/15/45)	125	126,567
4.75%, 02/15/44 (Call 08/15/43)	25	27,382
6.05%, 03/01/34	200	251,756
PECO Energy Co.
5.95%, 10/01/36	25	30,877
Perusahaan Listrik Negara PT
5.50%, 11/22/21[d]	200	215,576
Portland General Electric Co.
6.10%, 04/15/19	25	27,191
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	50	50,606
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	25	25,211
3.95%, 03/15/24 (Call 12/15/23)	75	77,254
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	50	51,334
4.15%, 10/01/45 (Call 04/01/45)	25	25,217
PPL WEM Ltd./Western Power Distribution Ltd.
5.38%, 05/01/21 (Call 02/01/21)[b]	125	135,570
PSEG Power LLC
8.63%, 04/15/31	120	146,304

Security	Principal (000s)	Value
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	$100	$98,247
3.55%, 06/15/46 (Call 12/15/45)	100	91,080
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)	25	25,111
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	60	58,979
3.05%, 11/15/24 (Call 08/15/24)	100	99,635
4.05%, 05/01/45 (Call 11/01/44)	50	50,170
4.15%, 11/01/45 (Call 05/01/45)	50	51,160
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	200	196,758
Puget Sound Energy Inc.
5.76%, 10/01/39	81	96,485
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	100	95,225
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24[d]	200	206,712
Sierra Pacific Power Co.
Series T
3.38%, 08/15/23 (Call 05/15/23)	200	204,922
South Carolina Electric & Gas Co.
6.05%, 01/15/38	50	61,874
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	125	131,965
4.65%, 10/01/43 (Call 04/01/43)	100	109,974
6.00%, 01/15/34	42	51,875
Series 06-E
5.55%, 01/15/37	100	119,369
Series C
3.60%, 02/01/45 (Call 08/01/44)	50	47,190
Southern Co. (The)
1.85%, 07/01/19	50	49,784
2.15%, 09/01/19 (Call 08/01/19)	200	199,914
2.95%, 07/01/23 (Call 05/01/23)	171	168,237
3.25%, 07/01/26 (Call 04/01/26)	100	96,943
4.40%, 07/01/46 (Call 01/01/46)	50	49,443
Southern Power Co.
2.38%, 06/01/20 (Call 05/01/20)	50	49,875
4.15%, 12/01/25 (Call 09/01/25)	25	25,875
5.15%, 09/15/41	225	226,766
Southwestern Electric Power Co.
Series K
2.75%, 10/01/26 (Call 07/01/26)	100	94,270

171

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[d]	$200	$199,630
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[c]	25	20,313
4.63%, 07/15/19 (Call 03/03/17)[b,c]	40	38,700
6.50%, 05/01/18	25	25,938
6.50%, 06/01/25 (Call 06/01/20)[c]	50	40,375
Tampa Electric Co.
6.55%, 05/15/36	90	113,658
TECO Finance Inc.
5.15%, 03/15/20	150	160,327
Terraform Global Operating LLC
9.75%, 08/15/22 (Call 08/15/18)[b]	25	27,563
TransAlta Corp.
6.50%, 03/15/40	111	102,120
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)	100	96,539
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	120	118,910
Virginia Electric & Power Co.
4.20%, 05/15/45 (Call 11/15/44)	80	81,641
4.45%, 02/15/44 (Call 08/15/43)	50	52,434
Series A
3.15%, 01/15/26 (Call 10/15/25)	50	49,667
WEC Energy Group Inc.
3.55%, 06/15/25 (Call 03/15/25)	100	101,380
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	50	49,347
4.25%, 12/01/45 (Call 06/01/45)	20	20,220
4.63%, 09/01/43 (Call 03/01/43)	25	26,593
Wisconsin Electric Power Co.
3.10%, 06/01/25 (Call 03/01/25)	50	49,497
4.30%, 12/15/45 (Call 06/15/45)	40	40,864
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	50	50,017
4.70%, 05/15/20 (Call 11/15/19)	200	213,090

		18,688,160

ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Belden Inc.
5.50%, 09/01/22 (Call 09/01/17)[b]	50	51,625

Security	Principal (000s)	Value
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	$100	$101,120
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[b]	50	50,875
General Cable Corp.
5.75%, 10/01/22 (Call 10/01/17)	50	49,625
WESCO Distribution Inc.
5.38%, 06/15/24 (Call 06/15/19)	25	25,714
		278,959

ELECTRONICS — 0.19%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	150	150,627
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	25	25,380
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	150	153,819
Avnet Inc.
4.88%, 12/01/22	25	26,315
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	145	145,267
4.75%, 03/15/42	50	49,737
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	50	52,649
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)[b]	125	122,921
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)	25	23,581
4.25%, 03/01/21	200	215,758
5.38%, 03/01/41	150	181,648
Ingram Micro Inc.
5.45%, 12/15/24 (Call 09/15/24)	75	74,420
Jabil Circuit Inc.
4.70%, 09/15/22	25	25,813
8.25%, 03/15/18	100	106,875
Koninklijke Philips NV
3.75%, 03/15/22	100	103,930

		1,458,740

ENERGY — ALTERNATE SOURCES — 0.02%
Enviva Partners LP/Enviva Partners Finance Corp.
8.50%, 11/01/21 (Call 11/01/18)[b]	25	26,813

172

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Pattern Energy Group Inc.
5.88%, 02/01/24 (Call 02/01/20)[b]	$65	$66,300
TerraForm Power Operating LLC
6.38%, 02/01/23 (Call 02/01/18)[b,g]	50	51,375

		144,488

ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
2.88%, 05/08/22	75	75,546
AECOM
5.75%, 10/15/22 (Call 10/15/17)	50	52,687
5.88%, 10/15/24 (Call 07/15/24)	25	26,938
Engility Corp.
8.88%, 09/01/24 (Call 09/01/19)[b]	25	26,750
MasTec Inc.
4.88%, 03/15/23 (Call 03/15/18)	25	24,719
Tutor Perini Corp.
7.63%, 11/01/18 (Call 03/03/17)	50	50,375

		257,015

ENTERTAINMENT — 0.13%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)	50	51,625
5.88%, 11/15/26 (Call 11/15/21)[b]	35	35,700
CCM Merger Inc.
9.13%, 05/01/19 (Call 03/03/17)[b]	19	19,668
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.38%, 06/01/24 (Call 06/01/19)	50	51,500
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	50	50,370
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[c]	50	51,750
4.88%, 11/01/20 (Call 08/01/20)	50	52,500
5.38%, 04/15/26	25	26,063
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)[b]	200	213,124
Jacobs Entertainment Inc.
7.88%, 02/01/24 (Call 02/01/20)[b]	30	30,863
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 08/01/18 (Call 03/03/17)[b]	44	44,385

Security	Principal (000s)	Value
Penn National Gaming Inc.
5.63%, 01/15/27 (Call 01/15/22)[b]	$50	$50,063
Pinnacle Entertainment Inc.
5.63%, 05/01/24 (Call 05/01/19)[b]	25	25,361
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)	50	52,000
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[b,c]	50	53,437
10.00%, 12/01/22 (Call 12/01/18)	100	102,462
WMG Acquisition Corp.
4.88%, 11/01/24 (Call 11/01/19)[b]	25	24,830
6.75%, 04/15/22 (Call 04/15/17)[b]	50	52,625

		988,326

ENVIRONMENTAL CONTROL — 0.09%
Advanced Disposal Services Inc.
5.63%, 11/15/24 (Call 11/15/19)[b]	25	25,438
Clean Harbors Inc.
5.13%, 06/01/21 (Call 03/03/17)	50	51,260
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[c]	25	24,875
7.25%, 12/01/20 (Call 03/03/17)	25	25,738
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	75	72,025
3.20%, 03/15/25 (Call 12/15/24)	150	148,824
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)	100	99,332
4.60%, 03/01/21 (Call 12/01/20)	200	215,954
4.75%, 06/30/20	25	26,981

		690,427

FOOD — 0.64%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)[b]	25	24,844
6.63%, 06/15/24 (Call 06/15/19)[b]	65	67,743
Bumble Bee Holdings Inc.
9.00%, 12/15/17 (Call 03/03/17)[b]	50	49,875
C&S Group Enterprises LLC
5.38%, 07/15/22 (Call 07/15/17)[b]	50	49,000
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	100	100,349

173

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	$290	$290,046
Dean Foods Co.
6.50%, 03/15/23 (Call 03/15/18)[b]	50	52,250
Dole Food Co. Inc.
7.25%, 05/01/19 (Call 03/03/17)[b]	25	25,515
Fresh Market Inc. (The)
9.75%, 05/01/23 (Call 05/01/19)[b]	25	22,250
General Mills Inc.
2.20%, 10/21/19	200	201,174
Hershey Co. (The)
4.13%, 12/01/20	150	160,740
Ingles Markets Inc.
5.75%, 06/15/23 (Call 06/15/18)	50	51,250
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)[b]	100	102,650
7.25%, 06/01/21 (Call 03/03/17)[b]	200	206,600
JM Smucker Co. (The)
3.50%, 03/15/25	230	231,964
Kellogg Co.
4.00%, 12/15/20	100	105,677
4.50%, 04/01/46	25	24,419
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	50	50,573
3.00%, 06/01/26 (Call 03/01/26)	150	140,461
3.50%, 07/15/22 (Call 05/15/22)	25	25,435
3.95%, 07/15/25 (Call 04/15/25)	175	176,997
4.38%, 06/01/46 (Call 12/01/45)	75	70,224
4.88%, 02/15/25 (Call 02/15/20)[b]	85	90,966
5.00%, 06/04/42	25	25,450
5.20%, 07/15/45 (Call 01/15/45)	150	157,926
5.38%, 02/10/20	50	54,047
7.13%, 08/01/39[b]	125	162,301
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	100	99,703
2.65%, 10/15/26 (Call 07/15/26)	100	92,105
3.85%, 08/01/23 (Call 05/01/23)	100	103,619
5.15%, 08/01/43 (Call 02/01/43)	200	214,940
Lamb Weston Holdings Inc.
4.88%, 11/01/26 (Call 11/01/21)[b]	100	100,125
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	25	24,744

Security	Principal (000s)	Value
Mondelez International Holdings Netherlands BV
2.00%, 10/28/21 (Call 09/28/21)[b]	$200	$192,375
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[b]	25	25,172
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)[b]	60	58,012
6.75%, 12/01/21 (Call 12/01/17)[b]	50	53,000
7.75%, 03/15/24 (Call 09/15/18)[b]	25	27,672
8.00%, 07/15/25 (Call 07/15/20)[b]	25	28,125
Safeway Inc.
7.25%, 02/01/31	25	24,563
Shearer’s Foods LLC/Chip Finance Corp.
9.00%, 11/01/19 (Call 03/03/17)[b]	25	26,230
Smithfield Foods Inc.
5.88%, 08/01/21 (Call 02/21/17)[b]	50	52,195
6.63%, 08/15/22 (Call 02/21/17)	200	211,858
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)	50	49,875
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	100	100,765
3.30%, 07/15/26 (Call 04/15/26)	100	98,004
3.75%, 10/01/25 (Call 07/01/25)	50	50,779
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 03/15/17)	25	25,750
6.00%, 02/15/24 (Call 02/15/19)[b]	25	26,219
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	25	26,594
4.88%, 08/15/34 (Call 02/15/34)	165	168,712
U.S. Foods Inc.
5.88%, 06/15/24 (Call 06/15/19)[b]	25	26,125
Unilever Capital Corp.
2.00%, 07/28/26	100	91,282
2.20%, 03/06/19	200	202,122
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)	25	26,492

		4,947,883

FOOD SERVICE — 0.00%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)[b]	25	24,900

		24,900

174

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value

FOREST PRODUCTS & PAPER — 0.11%
Cascades Inc.
5.75%, 07/15/23 (Call 07/15/18)[b]	$50	$50,562
Clearwater Paper Corp.
5.38%, 02/01/25[b,c]	50	49,688
Georgia-Pacific LLC
3.73%, 07/15/23 (Call 04/15/23)[b]	200	207,528
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	100	93,939
3.65%, 06/15/24 (Call 03/15/24)	100	101,602
4.80%, 06/15/44 (Call 12/15/43)	100	101,301
Inversiones CMPC SA
4.38%, 05/15/23[d]	200	201,528
PH Glatfelter Co.
5.38%, 10/15/20 (Call 03/03/17)	26	26,455
Resolute Forest Products Inc.
5.88%, 05/15/23 (Call 05/15/17)	50	43,625

		876,228

GAS — 0.21%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	50	51,250
5.63%, 05/20/24 (Call 03/20/24)	50	51,875
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	25	25,125
4.15%, 01/15/43 (Call 07/15/42)	25	25,030
5.50%, 06/15/41 (Call 12/15/40)	15	17,523
Boston Gas Co.
4.49%, 02/15/42[b]	100	103,710
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	25	25,344
4.60%, 12/15/44 (Call 06/15/44)	25	25,083
KeySpan Corp.
8.00%, 11/15/30	10	13,193
Korea Gas Corp.
3.88%, 02/12/24[d]	200	207,946
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	50	52,243
NGL Energy Partners LP/NGL Energy Finance Corp.
6.88%, 10/15/21 (Call 03/03/17)	25	25,750

Security	Principal (000s)	Value
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	$20	$21,290
5.65%, 02/01/45 (Call 08/01/44)	50	59,022
5.95%, 06/15/41 (Call 12/15/40)	25	29,487
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/24[d]	200	207,701
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	50	50,604
3.75%, 11/15/25 (Call 08/15/25)	100	101,447
6.00%, 10/15/39	50	59,321
Southern California Gas Co.
1.55%, 06/15/18	55	54,985
2.60%, 06/15/26 (Call 03/15/26)	150	143,892
Southern Co. Gas Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	25	25,701
Transportadora de Gas del Peru SA
4.25%, 04/30/28[d]	200	199,500
Washington Gas Light Co.
Series K
3.80%, 09/15/46 (Call 03/15/46)	25	23,410

		1,600,432

HAND & MACHINE TOOLS — 0.02%
Apex Tool Group LLC
7.00%, 02/01/21 (Call 03/03/17)[b]	25	23,125
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	25	24,880
Stanley Black & Decker Inc.
VRN, (3 mo. LIBOR US + 4.304%)
5.75%, 12/15/53 (Call 12/15/18)[c]	100	105,434

		153,439

HEALTH CARE — PRODUCTS — 0.48%
Abbott Laboratories
3.40%, 11/30/23 (Call 09/30/23)	250	249,170
3.75%, 11/30/26 (Call 08/30/26)	50	49,416
4.75%, 11/30/36 (Call 05/30/36)	200	201,560
5.30%, 05/27/40	100	105,358
Alere Inc.
6.50%, 06/15/20 (Call 03/03/17)	25	24,948
7.25%, 07/01/18 (Call 03/03/17)	50	50,562
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	95	88,050

175

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Becton Dickinson and Co.
3.13%, 11/08/21	$91	$92,942
3.73%, 12/15/24 (Call 09/15/24)	50	51,276
4.69%, 12/15/44 (Call 06/15/44)	50	51,908
4.88%, 05/15/44 (Call 11/15/43)	100	105,197
Boston Scientific Corp.
2.65%, 10/01/18	150	151,801
3.85%, 05/15/25	100	100,922
7.00%, 11/15/35	50	61,283
Danaher Corp.
4.38%, 09/15/45 (Call 03/15/45)	50	52,353
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[b]	25	21,625
Fresenius U.S. Finance II Inc.
4.25%, 02/01/21[b]	25	26,031
Greatbatch Ltd.
9.13%, 11/01/23 (Call 11/01/18)[b]	25	26,094
Hill-Rom Holdings Inc.
5.75%, 09/01/23 (Call 09/01/18)[b]	25	25,938
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[b]	50	52,125
Kinetic Concepts Inc./KCI USA Inc.
9.63%, 10/01/21 (Call 10/01/18)[b]	100	107,200
Mallinckrodt International Finance SA
4.75%, 04/15/23[c]	50	41,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[b,c]	40	39,400
5.63%, 10/15/23 (Call 10/15/18)[b]	25	22,156
5.75%, 08/01/22 (Call 08/01/17)[b,c]	25	23,188
Medtronic Inc.
2.50%, 03/15/20	200	202,504
3.50%, 03/15/25	100	102,302
3.63%, 03/15/24 (Call 12/15/23)	25	25,949
4.38%, 03/15/35	234	244,907
4.50%, 03/15/42 (Call 09/15/41)	25	26,134
4.63%, 03/15/45	50	53,515
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 05/15/17)[b]	25	22,625

Security	Principal (000s)	Value
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	$50	$50,201
3.88%, 09/15/25 (Call 06/15/25)	150	150,335
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	50	50,203
3.38%, 05/15/24 (Call 02/15/24)	50	50,252
3.38%, 11/01/25 (Call 08/01/25)	35	34,840
4.63%, 03/15/46 (Call 09/15/45)	75	76,690
Teleflex Inc.
4.88%, 06/01/26 (Call 06/01/21)	50	49,750
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	25	23,639
3.00%, 04/15/23 (Call 02/15/23)	50	49,403
3.15%, 01/15/23 (Call 10/15/22)	100	99,900
3.65%, 12/15/25 (Call 09/15/25)	35	35,165
4.50%, 03/01/21	100	106,642
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	275	276,661
3.55%, 04/01/25 (Call 01/01/25)	50	48,822
4.25%, 08/15/35 (Call 02/15/35)	12	11,186
5.75%, 11/30/39	50	54,451

		3,667,829

HEALTH CARE — SERVICES — 0.73%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/18)	28	28,420
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	125	124,579
2.80%, 06/15/23 (Call 04/15/23)	250	247,625
3.20%, 06/15/26 (Call 03/15/26)	55	55,101
3.50%, 11/15/24 (Call 08/15/24)	25	25,317
4.38%, 06/15/46 (Call 12/15/45)	25	24,978
4.75%, 03/15/44 (Call 09/15/43)	100	105,712
Air Medical Group Holdings Inc.
6.38%, 05/15/23 (Call 05/15/18)[b]	25	24,000
Anthem Inc.
2.25%, 08/15/19	125	125,074
3.30%, 01/15/23	201	201,004
4.63%, 05/15/42	25	25,043
4.65%, 08/15/44 (Call 02/15/44)	50	50,212
6.38%, 06/15/37	75	90,156
Ascension Health
4.85%, 11/15/53	25	26,808

176

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	$25	$25,375
4.75%, 01/15/25 (Call 01/15/20)	45	44,409
5.63%, 02/15/21 (Call 02/15/18)	55	57,739
6.13%, 02/15/24 (Call 02/15/19)	50	53,125
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 03/03/17)[c]	11	11,034
5.13%, 08/01/21 (Call 03/03/17)[c]	50	47,125
6.88%, 02/01/22 (Call 02/01/18)	100	72,750
7.13%, 07/15/20 (Call 03/03/17)	25	20,500
8.00%, 11/15/19 (Call 03/03/17)[c]	50	44,500
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	175	172,193
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	100	97,600
5.13%, 07/15/24 (Call 07/15/19)	50	49,375
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 07/01/17)[b]	20	20,350
5.63%, 07/15/22 (Call 07/15/17)	50	51,500
6.25%, 12/01/24 (Call 12/01/19)[b]	45	47,363
Fresenius Medical Care U.S. Finance II Inc.
5.63%, 07/31/19[b]	25	26,656
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[b]	100	108,000
HCA Inc.
3.75%, 03/15/19	50	50,875
4.50%, 02/15/27 (Call 08/15/26)	50	49,313
4.75%, 05/01/23	25	25,906
5.00%, 03/15/24	50	52,062
5.25%, 04/15/25	50	52,625
5.25%, 06/15/26 (Call 12/15/25)	100	104,250
5.38%, 02/01/25	150	153,000
5.88%, 02/15/26 (Call 08/15/25)	50	52,000
6.50%, 02/15/20	85	92,862
7.50%, 02/15/22	150	170,625
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	50	50,812
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	50	49,635
4.95%, 10/01/44 (Call 04/01/44)	100	104,725
IASIS Healthcare LLC/IASIS Capital Corp.
8.38%, 05/15/19 (Call 03/03/17)	25	23,813

Security	Principal (000s)	Value
Kindred Healthcare Inc.
8.00%, 01/15/20	$25	$24,625
8.75%, 01/15/23 (Call 01/15/18)	25	22,750
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	100	98,989
4.70%, 02/01/45 (Call 08/01/44)	25	24,899
LifePoint Health Inc.
5.88%, 12/01/23 (Call 12/01/18)[c]	40	39,800
Mayo Clinic
Series 2013
4.00%, 11/15/47	25	24,145
MEDNAX Inc.
5.25%, 12/01/23 (Call 12/01/18)[b]	25	25,813
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[b]	80	84,900
Opal Acquisition Inc.
8.88%, 12/15/21 (Call 03/03/17)[b]	35	30,013
Premier Health Partners
Series G
2.91%, 11/15/26 (Call 05/15/26)	150	138,144
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	75	74,073
Quorum Health Corp.
11.63%, 04/15/23 (Call 04/15/19)[b]	25	23,500
RegionalCare Hospital Partners Holdings Inc.
8.25%, 05/01/23 (Call 05/01/19)[b]	25	25,813
Roche Holdings Inc.
2.63%, 05/15/26 (Call 02/15/26)[b]	400	385,332
Select Medical Corp.
6.38%, 06/01/21 (Call 03/03/17)	25	24,750
Tenet Healthcare Corp.
4.38%, 10/01/21	25	25,141
4.50%, 04/01/21	25	25,125
5.00%, 03/01/19	50	49,188
5.50%, 03/01/19	50	49,718
6.00%, 10/01/20	50	52,750
6.75%, 06/15/23[c]	50	47,250
7.50%, 01/01/22 (Call 01/01/19)[b]	75	80,437
8.00%, 08/01/20 (Call 03/03/17)	25	25,156
8.13%, 04/01/22	75	75,750

177

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
UnitedHealth Group Inc.
2.70%, 07/15/20	$250	$254,170
2.88%, 12/15/21	200	203,080
2.88%, 03/15/22 (Call 12/15/21)	50	50,537
3.75%, 07/15/25	25	25,965
4.25%, 03/15/43 (Call 09/15/42)	100	101,110
4.63%, 07/15/35	205	221,771
6.88%, 02/15/38	25	34,012
Universal Health Services Inc.
5.00%, 06/01/26 (Call 06/01/21)[b]	25	24,875
WellCare Health Plans Inc.
5.75%, 11/15/20 (Call 03/03/17)	50	51,562

		5,581,269

HOLDING COMPANIES — DIVERSIFIED — 0.18%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	25	25,451
FS Investment Corp.
4.00%, 07/15/19	25	25,229
HRG Group Inc.
7.75%, 01/15/22 (Call 03/03/17)	50	52,562
Huarong Finance II Co. Ltd.
2.75%, 06/03/19[d]	200	199,304
4.50%, 01/16/20[d]	200	205,930
Hutchison Whampoa International 09 Ltd.
7.63%, 04/09/19[b]	200	223,389
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/22[b]	200	202,246
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	55	58,231
Noble Group Ltd.
6.75%, 01/29/20[b]	100	88,990
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	100	105,329
State Elite Global Ltd.
3.13%, 01/20/20[d]	200	201,723

		1,388,384

HOME BUILDERS — 0.21%
Beazer Homes USA Inc.
5.75%, 06/15/19 (Call 03/15/19)	50	52,000
8.75%, 03/15/22 (Call 03/15/19)[b]	35	38,062

Security	Principal (000s)	Value
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 03/03/17)[b]	$25	$25,750
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[b]	50	50,750
CalAtlantic Group Inc.
8.38%, 05/15/18	50	53,625
8.38%, 01/15/21	50	58,250
Century Communities Inc.
6.88%, 05/15/22 (Call 05/15/17)[b]	100	103,250
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	150	153,919
4.00%, 02/15/20	25	25,931
5.75%, 08/15/23 (Call 05/15/23)	30	33,423
K. Hovnanian Enterprises Inc.
9.13%, 11/15/20 (Call 03/03/17)[b]	22	17,930
KB Home
4.75%, 05/15/19 (Call 02/15/19)	25	25,531
7.00%, 12/15/21 (Call 09/15/21)[c]	50	53,875
7.25%, 06/15/18	15	15,900
Lennar Corp.
4.13%, 12/01/18 (Call 10/01/18)	36	36,878
4.13%, 01/15/22 (Call 10/15/21)	85	85,718
4.50%, 06/15/19 (Call 04/16/19)	25	25,925
4.50%, 11/15/19 (Call 08/15/19)	25	25,938
4.88%, 12/15/23 (Call 09/15/23)	50	50,875
M/I Homes Inc.
6.75%, 01/15/21 (Call 01/15/18)	25	26,158
Mattamy Group Corp.
6.88%, 12/15/23 (Call 12/15/19)[b]	160	164,800
Meritage Homes Corp.
6.00%, 06/01/25 (Call 03/01/25)	25	25,625
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	50	51,375
5.00%, 01/15/27 (Call 10/15/26)	50	49,187
5.50%, 03/01/26 (Call 12/01/25)	50	51,125
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 04/01/18)[b]	45	45,000
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 03/03/17)[b]	25	25,680
5.63%, 03/01/24 (Call 12/01/23)[b]	25	25,500

178

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	$50	$54,375
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	25	25,438
5.88%, 06/15/24	25	25,875
William Lyon Homes Inc.
5.88%, 01/31/25 (Call 01/31/22)[b]	50	49,687
8.50%, 11/15/20 (Call 03/03/17)	39	40,804

		1,594,159

HOME FURNISHINGS — 0.01%
Tempur Sealy International Inc.
5.63%, 10/15/23 (Call 10/15/18)	50	50,375

		50,375

HOUSEHOLD PRODUCTS & WARES — 0.06%
ACCO Brands Corp.
5.25%, 12/15/24 (Call 12/15/19)[b]	80	80,508
Kimberly-Clark Corp.
1.40%, 02/15/19	50	49,704
2.65%, 03/01/25	150	145,248
6.63%, 08/01/37	25	34,077
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (Call 08/15/18)[b]	50	50,500
Prestige Brands Inc.
5.38%, 12/15/21 (Call 03/03/17)[b]	50	51,500
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	25	26,125
6.63%, 11/15/22 (Call 11/15/17)	50	53,000

		490,662

HOUSEWARES — 0.09%
Newell Brands Inc.
2.15%, 10/15/18	25	25,119
2.60%, 03/29/19	250	252,920
3.15%, 04/01/21 (Call 03/01/21)	50	50,797
4.20%, 04/01/26 (Call 01/01/26)	100	103,555
5.50%, 04/01/46 (Call 10/01/45)	160	181,253
Radio Systems Corp.
8.38%, 11/01/19 (Call 03/03/17)[b]	27	28,181
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	25	26,863

		668,688

Security	Principal (000s)	Value

INSURANCE — 1.04%
Aflac Inc.
3.63%, 11/15/24	$250	$256,400
Alliant Holdings Intermediate LLC
8.25%, 08/01/23 (Call 08/01/18)[b]	25	26,406
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	50	49,509
Allstate Corp. (The)
4.50%, 06/15/43	155	163,947
5.55%, 05/09/35	32	37,765
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	200	200,514
4.13%, 02/15/24	150	155,720
4.38%, 01/15/55 (Call 07/15/54)	125	112,979
4.88%, 06/01/22	305	332,529
Aon Corp.
5.00%, 09/30/20	200	216,076
Aon PLC
4.75%, 05/15/45 (Call 11/15/44)	25	25,349
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	30	31,735
AXA SA
8.60%, 12/15/30	100	136,883
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	125	127,734
4.25%, 01/15/21	50	53,840
Berkshire Hathaway Inc.
1.55%, 02/09/18	100	100,179
2.10%, 08/14/19	250	252,138
2.75%, 03/15/23 (Call 01/15/23)	77	76,910
4.50%, 02/11/43	100	106,097
Chubb Corp. (The)
5.75%, 05/15/18	100	105,194
Chubb INA Holdings Inc.
3.15%, 03/15/25	75	74,862
3.35%, 05/15/24	100	101,622
3.35%, 05/03/26 (Call 02/03/26)[c]	100	100,882
4.35%, 11/03/45 (Call 05/03/45)	35	36,625
CNA Financial Corp.
4.50%, 03/01/26 (Call 12/01/25)	25	26,021
5.88%, 08/15/20	75	82,917
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	25	25,165

179

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Genworth Holdings Inc.
4.80%, 02/15/24	$25	$20,250
4.90%, 08/15/23	50	41,000
6.52%, 05/22/18	25	24,500
7.20%, 02/15/21	25	23,125
7.63%, 09/24/21	25	23,063
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	100	110,836
5.50%, 03/30/20	150	163,804
HUB International Ltd.
7.88%, 10/01/21 (Call 03/03/17)[b]	50	52,375
Jackson National Life Global Funding
2.60%, 12/09/20[b]	100	100,472
Liberty Mutual Group Inc.
4.85%, 08/01/44[b]	50	49,384
5.00%, 06/01/21[b]	200	217,119
7.80%, 03/07/87[b]	25	28,563
Lincoln National Corp.
7.00%, 06/15/40	100	127,761
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	25	23,934
Manulife Financial Corp.
4.15%, 03/04/26	25	26,154
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)	150	152,565
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39[b]	75	115,214
MassMutual Global Funding II
2.10%, 08/02/18[b]	200	201,682
MetLife Capital Trust X
9.25%, 04/08/68 (Call 04/08/33)[b]	100	138,500
MetLife Inc.
3.60%, 04/10/24	50	51,279
4.60%, 05/13/46 (Call 11/13/45)	150	156,622
4.72%, 12/15/44	125	131,641
5.88%, 02/06/41	100	121,374
6.40%, 12/15/66 (Call 12/15/31)	25	27,104
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[b]	50	77,437
New York Life Global Funding
2.15%, 06/18/19[b]	250	251,403
2.35%, 07/14/26[b]	100	93,426

Security	Principal (000s)	Value
Nippon Life Insurance Co.
VRN, (3 mo. LIBOR US + 4.240%)
5.00%, 10/18/42 (Call 10/18/22)[b]	$200	$208,130
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40[b]	100	124,200
Pacific Life Insurance Co.
9.25%, 06/15/39[b]	60	90,580
Pacific LifeCorp
5.13%, 01/30/43[b]	50	52,229
Principal Financial Group Inc.
VRN, (3 mo. LIBOR US + 3.044%)
4.70%, 05/15/55 (Call 05/15/20)	200	199,174
Progressive Corp. (The)
3.70%, 01/26/45	100	94,205
Prudential Financial Inc.
5.38%, 06/21/20	350	381,878
5.70%, 12/14/36	175	203,387
VRN, (3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)	100	105,375
Series D
6.63%, 12/01/37	25	31,994
Sunshine Life Insurance Corp. Ltd.
3.15%, 04/20/21[d]	200	194,982
Swiss Re Treasury U.S. Corp.
4.25%, 12/06/42[b]	50	48,702
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[b]	100	130,526
Travelers Companies Inc. (The)
4.30%, 08/25/45 (Call 02/25/45)	50	51,148
5.35%, 11/01/40	100	118,350
5.90%, 06/02/19	50	54,452
Unum Group
5.75%, 08/15/42	25	27,191
USI Inc./NY
7.75%, 01/15/21 (Call 03/03/17)[b]	25	25,531
Voya Financial Inc.
5.70%, 07/15/43	50	55,045
VRN, (3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)	50	50,250
WR Berkley Corp.
7.38%, 09/15/19	100	111,315

180

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
XLIT Ltd.
5.50%, 03/31/45	$50	$48,982

		7,974,211

INTERNET — 0.28%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	200	201,050
3.60%, 11/28/24 (Call 08/28/24)	200	199,260
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	100	91,528
3.63%, 05/19/21	225	238,921
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	25	24,787
4.80%, 12/05/34 (Call 06/05/34)	150	165,994
Baidu Inc.
2.75%, 06/09/19	200	201,740
Cogent Communications Group Inc.
5.38%, 03/01/22 (Call 12/01/21)[b]	55	57,131
eBay Inc.
2.88%, 08/01/21 (Call 06/01/21)	125	124,905
4.00%, 07/15/42 (Call 01/15/42)	25	20,964
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)	75	78,365
5.95%, 08/15/20	180	197,870
Netflix Inc.
4.38%, 11/15/26[b]	90	88,313
5.75%, 03/01/24	25	26,906
5.88%, 02/15/25	45	48,825
Tencent Holdings Ltd.
2.88%, 02/11/20[d]	200	201,115
TIBCO Software Inc.
11.38%, 12/01/21 (Call 12/01/17)[b]	25	27,500
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	25	25,273
5.25%, 04/01/25 (Call 01/01/25)	50	51,652
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)	45	47,025
6.38%, 05/15/25 (Call 05/15/20)	50	52,907

		2,172,031

IRON & STEEL — 0.25%
ABJA Investment Co. Pte Ltd.
5.95%, 07/31/24[d]	200	204,500

Security	Principal (000s)	Value
AK Steel Corp.
7.50%, 07/15/23 (Call 07/15/19)	$40	$43,815
7.63%, 05/15/20 (Call 03/03/17)	50	51,000
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	25	24,625
7.88%, 08/15/23 (Call 05/15/23)	25	25,250
9.38%, 06/01/19	25	27,562
ArcelorMittal
6.25%, 08/05/20	25	27,063
6.50%, 03/01/21	25	27,313
7.75%, 03/01/41	50	54,375
8.00%, 10/15/39	50	55,625
10.60%, 06/01/19	25	29,344
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC
6.50%, 05/15/21 (Call 05/15/18)[b]	50	52,937
Cliffs Natural Resources Inc.
7.75%, 03/31/20 (Call 03/31/17)[b]	41	42,255
8.25%, 03/31/20 (Call 03/31/18)[b]	25	27,063
Commercial Metals Co.
7.35%, 08/15/18	50	53,625
Evraz Inc. N.A. Canada
7.50%, 11/15/19 (Call 05/15/17)[b]	25	25,375
Gerdau Holdings Inc.
7.00%, 01/20/20[d]	100	108,750
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	160	168,648
6.40%, 12/01/37	25	31,620
Signode Industrial Group Lux SA/Signode Industrial Group U.S. Inc.
6.38%, 05/01/22 (Call 05/01/17)[b]	10	10,150
Steel Dynamics Inc.
6.38%, 08/15/22 (Call 08/15/17)	50	52,312
U.S. Steel Corp.
6.88%, 04/01/21 (Call 04/01/17)	41	41,769
7.38%, 04/01/20[c]	12	12,855
7.50%, 03/15/22 (Call 03/15/17)	25	25,813
8.38%, 07/01/21 (Call 07/01/18)[b]	25	27,750
Vale Overseas Ltd.
4.38%, 01/11/22	400	404,500
6.88%, 11/21/36	125	129,687
6.88%, 11/10/39	25	25,688
8.25%, 01/17/34	125	144,844

		1,956,113

181

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value

LEISURE TIME — 0.04%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	$50	$50,051
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[b]	50	51,125
4.75%, 12/15/21 (Call 12/15/18)[b]	50	50,415
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[c]	75	81,000
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[b]	50	50,625
Viking Cruises Ltd.
8.50%, 10/15/22 (Call 10/15/17)[b]	25	26,281

		309,497

LODGING — 0.14%
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)[b]	50	53,625
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 03/03/17)	50	52,187
11.00%, 10/01/21 (Call 03/03/17)	50	54,437
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc.
9.38%, 05/01/22 (Call 05/01/17)	25	27,000
Choice Hotels International Inc.
5.75%, 07/01/22	50	53,750
Diamond Resorts International Inc.
10.75%, 09/01/24 (Call 09/01/19)[b]	50	50,000
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)[b]	25	24,531
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc.
6.13%, 12/01/24 (Call 12/01/21)[b]	25	26,125
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 02/16/17)	40	41,243
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	25	24,909
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[b]	50	51,125

Security	Principal (000s)	Value
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	$50	$50,888
3.13%, 02/15/23 (Call 11/15/22)	25	24,635
3.75%, 10/01/25 (Call 07/01/25)	25	24,999
MGM Resorts International
6.00%, 03/15/23	100	107,500
6.63%, 12/15/21	50	55,750
7.75%, 03/15/22	50	58,235
8.63%, 02/01/19	25	27,750
Wyndham Worldwide Corp.
5.10%, 10/01/25 (Call 07/01/25)	75	79,131
5.63%, 03/01/21	25	27,282
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 03/15/22 (Call 03/15/17)	100	102,250
5.50%, 03/01/25 (Call 12/01/24)[b]	50	50,125

		1,067,477

MACHINERY — 0.27%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 03/03/17)[b]	50	49,375
Briggs & Stratton Corp.
6.88%, 12/15/20	30	32,700
Caterpillar Financial Services Corp.
1.70%, 06/16/18	50	50,018
1.70%, 08/09/21	50	48,202
2.50%, 11/13/20	50	50,158
7.15%, 02/15/19	50	55,214
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	350	359,131
3.80%, 08/15/42	75	72,616
4.75%, 05/15/64 (Call 11/15/63)	100	108,168
Cloud Crane LLC
10.13%, 08/01/24 (Call 08/01/19)[b]	25	27,500
CNH Industrial Capital LLC
3.38%, 07/15/19	50	50,500
3.88%, 10/15/21	50	49,685
4.88%, 04/01/21	50	52,062
CNH Industrial NV
4.50%, 08/15/23	50	50,030
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	20	20,860
4.88%, 10/01/43 (Call 04/01/43)	50	55,006

182

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	$100	$100,856
Gardner Denver Inc.
6.88%, 08/15/21 (Call 03/03/17)[b]	25	24,938
John Deere Capital Corp.
1.60%, 07/13/18	45	45,009
1.95%, 12/13/18	150	150,735
2.65%, 01/06/22	55	55,273
2.80%, 03/04/21	50	50,686
2.80%, 03/06/23	50	50,111
3.90%, 07/12/21	50	53,008
Joy Global Inc.
5.13%, 10/15/21	25	27,156
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	75	76,336
3.85%, 12/15/25 (Call 09/15/25)	50	50,416
SPX FLOW Inc.
5.88%, 08/15/26 (Call 08/15/21)[b]	25	25,625
Terex Corp.
6.00%, 05/15/21 (Call 02/15/17)	25	25,698
6.50%, 04/01/20 (Call 04/03/17)	30	30,708
Vertiv Group Corp.
9.25%, 10/15/24 (Call 10/15/19)[b]	35	36,990
Wabtec Corp./DE
3.45%, 11/15/26 (Call 08/15/26)[b]	100	96,000
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[c]	50	53,875

		2,084,645

MANUFACTURING — 0.45%
3M Co.
1.63%, 06/15/19	25	25,072
2.00%, 06/26/22	50	49,082
3.88%, 06/15/44	100	99,704
Amsted Industries Inc.
5.00%, 03/15/22 (Call 03/15/18)[b]	50	50,125
Bombardier Inc.
4.75%, 04/15/19[b]	25	25,438
6.00%, 10/15/22 (Call 04/15/17)[b]	75	73,312
6.13%, 01/15/23[b]	50	48,875
7.50%, 03/15/25 (Call 03/15/20)[b]	50	50,125
8.75%, 12/01/21[b]	50	54,062
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	25	25,120

Security	Principal (000s)	Value
CTP Transportation Products LLC/CTP Finance Inc.
8.25%, 12/15/19 (Call 03/03/17)[b]	$27	$24,570
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	100	100,512
5.38%, 03/01/41 (Call 12/01/40)	25	29,147
Eaton Corp.
2.75%, 11/02/22	100	99,662
4.00%, 11/02/32	55	55,050
4.15%, 11/02/42	50	49,261
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[b]	50	49,312
General Electric Co.
2.30%, 01/14/19	50	50,643
2.70%, 10/09/22	100	100,439
3.15%, 09/07/22	25	25,601
3.45%, 05/15/24 (Call 02/13/24)	101	104,015
4.13%, 10/09/42	275	278,325
4.38%, 09/16/20	25	26,865
4.50%, 03/11/44	200	214,872
4.65%, 10/17/21	100	109,793
6.88%, 01/10/39	100	140,952
Series A
5.55%, 05/04/20	201	222,951
Illinois Tool Works Inc.
3.50%, 03/01/24 (Call 12/01/23)	21	21,747
3.90%, 09/01/42 (Call 03/01/42)	100	100,352
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	200	215,360
Pall Corp.
5.00%, 06/15/20	100	108,545
Pentair Finance SA
3.63%, 09/15/20 (Call 08/15/20)	100	102,322
Siemens Financieringsmaatschappij NV
2.90%, 05/27/22[b]	250	252,287
3.25%, 05/27/25[b]	250	249,978
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	200	199,500

		3,432,976

183

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value

MEDIA — 1.47%
21st Century Fox America Inc.
3.00%, 09/15/22	$100	$99,865
3.38%, 11/15/26 (Call 08/15/26)[b]	100	97,347
4.00%, 10/01/23	125	129,915
4.75%, 11/15/46 (Call 05/15/46)[b]	100	98,946
6.15%, 03/01/37	150	175,333
6.15%, 02/15/41	75	88,337
Altice Financing SA
7.50%, 05/15/26 (Call 05/15/21)[b]	200	211,000
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[b]	200	208,250
AMC Networks Inc.
5.00%, 04/01/24 (Call 04/01/20)	50	51,000
Cablevision Systems Corp.
5.88%, 09/15/22	29	29,145
8.00%, 04/15/20[c]	50	55,260
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	50	50,145
2.90%, 01/15/27 (Call 10/15/26)	100	91,878
3.38%, 03/01/22 (Call 12/01/21)	125	127,084
3.50%, 01/15/25 (Call 10/15/24)	25	24,548
4.00%, 01/15/26 (Call 10/15/25)	80	81,100
4.85%, 07/01/42 (Call 01/01/42)	25	24,754
7.88%, 07/30/30	25	33,545
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)	80	83,000
5.13%, 05/01/23 (Call 05/01/18)[b]	50	51,875
5.13%, 05/01/27 (Call 05/01/22)[b]	50	50,937
5.25%, 09/30/22 (Call 09/30/17)	50	51,761
5.50%, 05/01/26 (Call 05/01/21)[b]	50	52,375
5.75%, 02/15/26 (Call 02/15/21)[b]	75	79,477
5.88%, 04/01/24 (Call 04/01/19)[b]	75	80,485
5.88%, 05/01/27 (Call 05/01/21)[b]	40	42,438
Cengage Learning Inc.
9.50%, 06/15/24 (Call 06/15/19)[b]	25	21,250
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 03/03/17)[b]	75	76,031
6.38%, 09/15/20 (Call 03/03/17)[b]	50	51,375

Security	Principal (000s)	Value
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	$25	$25,625
4.91%, 07/23/25 (Call 04/23/25)	300	315,375
6.38%, 10/23/35 (Call 04/23/35)	150	169,312
6.48%, 10/23/45 (Call 04/23/45)	30	34,013
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	100	104,400
Series B
7.63%, 03/15/20 (Call 03/03/17)	75	75,187
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	50	47,641
2.85%, 01/15/23	100	99,445
3.13%, 07/15/22	25	25,449
3.20%, 07/15/36 (Call 01/15/36)	35	30,665
3.38%, 08/15/25 (Call 05/15/25)	150	149,439
4.20%, 08/15/34 (Call 02/15/34)	100	100,311
4.65%, 07/15/42	50	51,400
4.75%, 03/01/44	175	182,546
6.50%, 11/15/35	25	31,608
Cox Communications Inc.
3.25%, 12/15/22[b]	250	243,723
4.70%, 12/15/42[b]	100	86,285
CSC Holdings LLC
6.75%, 11/15/21	50	54,300
7.88%, 02/15/18	35	36,925
10.13%, 01/15/23 (Call 01/15/19)[b]	200	231,876
Discovery Communications LLC
3.30%, 05/15/22	150	149,209
4.88%, 04/01/43	75	67,948
DISH DBS Corp.
4.25%, 04/01/18	75	76,500
5.00%, 03/15/23	50	49,188
5.13%, 05/01/20	100	102,750
5.88%, 07/15/22	100	103,950
5.88%, 11/15/24	100	101,125
7.75%, 07/01/26	50	55,969
7.88%, 09/01/19	25	27,531
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[b]	50	49,125

184

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	$200	$170,656
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 03/03/17)	50	41,844
9.00%, 03/01/21 (Call 03/03/17)	50	37,375
9.00%, 09/15/22 (Call 09/15/17)	50	37,500
10.63%, 03/15/23 (Call 03/15/18)	25	19,688
LBI Media Inc.
10.00%, 04/15/19 (Call 03/08/17)[b]	33	32,423
Liberty Interactive LLC
8.25%, 02/01/30	25	26,250
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	25	26,625
NBCUniversal Enterprise Inc.
1.66%, 04/15/18[b]	200	200,439
NBCUniversal Media LLC
2.88%, 01/15/23	50	49,722
4.38%, 04/01/21	25	26,887
4.45%, 01/15/43	50	50,179
5.15%, 04/30/20	100	109,422
6.40%, 04/30/40	200	253,432
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)[b]	80	79,900
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 03/03/17)	50	51,125
5.00%, 04/15/22 (Call 04/15/17)[b,c]	50	51,062
Quebecor Media Inc.
5.75%, 01/15/23	50	52,375
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	50	50,427
SFR Group SA
6.00%, 05/15/22 (Call 05/15/17)[b]	200	205,750
7.38%, 05/01/26 (Call 05/01/21)[b]	200	205,250
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)[b]	75	70,641
5.63%, 08/01/24 (Call 08/01/19)[b]	25	25,438
6.13%, 10/01/22 (Call 10/01/17)[c]	50	52,281
Sirius XM Radio Inc.
4.63%, 05/15/23 (Call 05/15/18)[b]	25	25,203
5.38%, 07/15/26 (Call 07/15/21)[b]	75	76,219
6.00%, 07/15/24 (Call 07/15/19)[b]	98	104,309

Security	Principal (000s)	Value
TEGNA Inc.
5.13%, 10/15/19 (Call 03/03/17)	$25	$25,625
6.38%, 10/15/23 (Call 10/15/18)	100	105,750
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	25	24,375
4.30%, 11/23/23 (Call 08/23/23)	120	126,244
Time Inc.
5.75%, 04/15/22 (Call 04/15/17)[b]	50	51,375
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	75	77,344
4.50%, 09/15/42 (Call 03/15/42)	178	159,755
5.00%, 02/01/20	25	26,563
5.88%, 11/15/40 (Call 05/15/40)	121	128,562
6.75%, 07/01/18	150	159,562
6.75%, 06/15/39	100	116,625
8.25%, 04/01/19	188	210,560
8.75%, 02/14/19	100	112,250
Time Warner Inc.
3.40%, 06/15/22	25	25,212
3.55%, 06/01/24 (Call 03/01/24)	125	124,016
3.80%, 02/15/27 (Call 11/15/26)	25	24,460
3.88%, 01/15/26 (Call 10/15/25)	100	99,125
4.65%, 06/01/44 (Call 12/01/43)	100	96,433
4.75%, 03/29/21	125	133,727
4.85%, 07/15/45 (Call 01/15/45)	125	122,480
4.88%, 03/15/20	100	106,915
6.25%, 03/29/41	100	116,980
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)	40	40,400
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/20)[b]	100	95,438
6.75%, 09/15/22 (Call 09/15/17)[b]	50	52,437
Viacom Inc.
2.20%, 04/01/19	100	99,521
2.25%, 02/04/22 (Call 01/04/22)	250	235,923
4.38%, 03/15/43	100	82,162
4.85%, 12/15/34 (Call 06/15/34)	100	90,843
5.25%, 04/01/44 (Call 10/01/43)	25	22,972
Videotron Ltd.
5.00%, 07/15/22	25	26,000
Virgin Media Finance PLC
6.00%, 10/15/24 (Call 10/15/19)[b]	200	208,376
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[d]	200	210,000

185

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Walt Disney Co. (The)
1.85%, 05/30/19	$25	$25,107
1.85%, 07/30/26[c]	50	44,736
2.15%, 09/17/20	100	100,469
2.75%, 08/16/21	50	50,979
4.13%, 06/01/44	125	126,654
4.38%, 08/16/41	45	46,995
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.13%, 09/01/20 (Call 03/03/17)[b]	25	26,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 03/03/17)	50	52,719
Ziggo Secured Finance BV
5.50%, 01/15/27 (Call 01/15/22)[b]	150	149,437

		11,290,804

METAL FABRICATE & HARDWARE — 0.05%
Grinding Media Inc./MC Grinding Media Canada Inc.
7.38%, 12/15/23 (Call 12/15/19)[b]	25	26,406
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[b]	50	50,750
6.25%, 08/15/24 (Call 08/15/19)[b]	50	52,625
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	75	73,957
3.25%, 06/15/25 (Call 03/15/25)	100	100,729
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	80	73,291
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 03/03/17)[b]	25	25,851

		403,609

MINING — 0.54%
Aleris International Inc.
7.88%, 11/01/20 (Call 03/03/17)	25	25,528
Anglo American Capital PLC
4.13%, 09/27/22[b]	200	201,780
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	150	155,212
Barrick Gold Corp.
3.85%, 04/01/22	50	51,579
4.10%, 05/01/23	9	9,450

Security	Principal (000s)	Value
Barrick North America Finance LLC
4.40%, 05/30/21	$25	$26,621
5.75%, 05/01/43	125	140,222
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	121	122,490
3.25%, 11/21/21	75	77,478
3.85%, 09/30/23[c]	75	79,485
5.00%, 09/30/43	125	138,725
Chinalco Capital Holdings Ltd.
4.00%, 08/25/21[d]	200	196,994
Corp. Nacional del Cobre Chile
5.63%, 10/18/43[d]	200	221,360
Corp. Nacional del Cobre de Chile
4.50%, 09/16/25[d]	200	206,306
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 03/03/17)[b]	25	25,563
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 03/03/17)[b]	25	25,641
7.00%, 02/15/21 (Call 02/15/18)[b]	75	76,875
FMG Resources August 2006 Pty Ltd.
6.88%, 04/01/22 (Call 04/01/17)[b,c]	75	77,719
9.75%, 03/01/22 (Call 03/01/18)[b]	100	116,000
Freeport-McMoRan Inc.
2.38%, 03/15/18	50	49,850
3.10%, 03/15/20	50	49,625
3.55%, 03/01/22 (Call 12/01/21)	50	46,750
3.88%, 03/15/23 (Call 12/15/22)	55	50,738
4.55%, 11/14/24 (Call 08/14/24)	25	23,438
5.40%, 11/14/34 (Call 05/14/34)	100	87,344
5.45%, 03/15/43 (Call 09/15/42)	25	21,500
6.50%, 11/15/20 (Call 03/03/17)[b]	50	51,250
6.88%, 02/15/23 (Call 02/15/20)[b]	25	26,063
Glencore Finance Canada Ltd.
5.55%, 10/25/42[b]	50	49,339
Glencore Funding LLC
4.00%, 04/16/25[b]	100	99,518
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	150	151,858
Hecla Mining Co.
6.88%, 05/01/21 (Call 03/03/17)	25	25,875
Hudbay Minerals Inc.
7.63%, 01/15/25 (Call 01/15/20)[b]	30	32,100

186

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
International Wire Group Inc.
10.75%, 08/01/21 (Call 08/01/19)[b]	$25	$24,000
Joseph T Ryerson & Son Inc.
11.00%, 05/15/22 (Call 05/15/19)[b]	25	27,860
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)	50	52,463
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[b]	75	79,531
MMC Norilsk Nickel OJSC via MMC Finance DAC
5.55%, 10/28/20[d]	200	212,850
New Gold Inc.
7.00%, 04/15/20 (Call 03/03/17)[b]	50	50,500
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	50	51,210
4.88%, 03/15/42 (Call 09/15/41)	100	98,712
Rio Tinto Alcan Inc.
5.75%, 06/01/35	50	53,825
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	50	51,709
5.20%, 11/02/40	50	56,101
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	31	31,188
4.13%, 08/21/42 (Call 02/21/42)	100	99,291
Southern Copper Corp.
5.25%, 11/08/42	50	47,909
5.88%, 04/23/45	100	102,873
6.75%, 04/16/40	50	55,159
Teck Resources Ltd.
3.00%, 03/01/19	50	50,250
4.75%, 01/15/22 (Call 10/15/21)	25	25,625
5.40%, 02/01/43 (Call 08/01/42)	50	47,000
6.25%, 07/15/41 (Call 01/15/41)	25	25,688
8.00%, 06/01/21 (Call 06/01/18)[b]	30	33,075
8.50%, 06/01/24 (Call 06/01/19)[b]	25	29,094
Vedanta Resources PLC
9.50%, 07/18/18[d]	100	107,967

		4,154,156

OFFICE & BUSINESS EQUIPMENT — 0.07%
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (Call 06/01/24)	25	26,031
6.00%, 08/15/22 (Call 08/15/17)	50	52,750

Security	Principal (000s)	Value
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	$70	$70,239
Xerox Corp.
4.50%, 05/15/21	100	103,809
6.35%, 05/15/18	250	262,395
6.75%, 12/15/39	50	50,530

		565,754

OIL & GAS — 2.92%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.88%, 12/15/24 (Call 12/15/19)[b]	30	32,250
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	150	147,828
4.85%, 03/15/21 (Call 02/15/21)	100	107,275
5.55%, 03/15/26 (Call 12/15/25)[c]	100	112,438
6.20%, 03/15/40	25	29,039
6.45%, 09/15/36	250	300,952
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)[b]	25	24,438
5.13%, 12/01/22 (Call 06/01/17)	50	50,375
5.63%, 06/01/23 (Call 06/01/18)	100	102,000
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	125	127,451
4.25%, 01/15/44 (Call 07/15/43)	50	48,179
4.75%, 04/15/43 (Call 10/15/42)	75	77,053
6.00%, 01/15/37	100	115,601
Baytex Energy Corp.
5.13%, 06/01/21 (Call 06/01/17)[b]	25	23,125
BG Energy Capital PLC
4.00%, 10/15/21[b]	200	212,255
Bill Barrett Corp.
7.63%, 10/01/19 (Call 03/03/17)	25	24,875
BP Capital Markets PLC
1.38%, 05/10/18	50	49,850
2.11%, 09/16/21 (Call 08/16/21)	25	24,521
2.24%, 05/10/19	50	50,283
3.06%, 03/17/22	85	86,071
3.51%, 03/17/25	125	125,970
3.54%, 11/04/24	225	228,544
3.56%, 11/01/21	50	52,145
4.50%, 10/01/20	50	53,760
British Transco Finance Inc.
6.63%, 06/01/18	50	53,117

187

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[b]	$61	$54,290
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)	25	21,625
Canadian Natural Resources Ltd.
6.75%, 02/01/39	100	119,323
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)	25	25,656
7.50%, 09/15/20 (Call 03/03/17)	25	25,938
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	50	44,640
5.70%, 10/15/19	95	102,624
6.75%, 11/15/39	50	56,170
Chesapeake Energy Corp.
6.13%, 02/15/21	50	49,359
8.00%, 12/15/22 (Call 12/15/18)[b]	89	95,007
8.00%, 01/15/25 (Call 01/15/20)[b]	60	61,462
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	200	196,098
2.42%, 11/17/20 (Call 10/17/20)	50	50,537
2.43%, 06/24/20 (Call 05/24/20)	100	101,186
3.33%, 11/17/25 (Call 08/17/25)	50	50,582
4.95%, 03/03/19	250	266,752
Cimarex Energy Co.
5.88%, 05/01/22 (Call 05/01/17)	50	51,917
Citgo Holding Inc.
10.75%, 02/15/20[d]	100	106,830
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 03/03/17)[c]	25	25,350
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	200	199,080
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	200	206,098
CNPC General Capital Ltd.
3.95%, 04/19/22[b]	200	206,860
Comstock Resources Inc.
10.00% (12.25% PIK)
10.00%, 03/15/20 (Call 03/03/17)[e]	50	52,562
Concho Resources Inc.
4.38%, 01/15/25 (Call 01/15/20)	50	51,125
5.50%, 10/01/22 (Call 10/01/17)	50	51,937
5.50%, 04/01/23 (Call 10/01/17)	25	25,938

Security	Principal (000s)	Value
ConocoPhillips
5.75%, 02/01/19	$50	$53,892
6.00%, 01/15/20	100	110,857
6.50%, 02/01/39	100	125,779
ConocoPhillips Co.
1.50%, 05/15/18	25	24,927
2.40%, 12/15/22 (Call 09/15/22)	25	24,305
3.35%, 11/15/24 (Call 08/15/24)	50	49,959
3.35%, 05/15/25 (Call 02/15/25)[c]	100	99,655
4.15%, 11/15/34 (Call 05/15/34)	100	98,063
4.30%, 11/15/44 (Call 05/15/44)	100	98,521
ConocoPhillips Holding Co.
6.95%, 04/15/29	100	127,392
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	75	70,031
4.50%, 04/15/23 (Call 01/15/23)	50	49,375
5.00%, 09/15/22 (Call 03/15/17)	75	76,500
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	50	39,938
5.50%, 05/01/22 (Call 05/01/17)	25	21,438
9.00%, 05/15/21 (Call 12/15/18)[b]	25	27,313
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	255	255,638
4.75%, 05/15/42 (Call 11/15/41)	100	97,000
5.00%, 06/15/45 (Call 12/15/44)	30	30,338
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	50	36,875
5.70%, 10/15/39	50	40,625
Diamondback Energy Inc.
5.38%, 05/31/25 (Call 05/31/20)[b]	35	36,138
Dolphin Energy Ltd.
5.50%, 12/15/21[b]	200	220,512
Eclipse Resources Corp.
8.88%, 07/15/23 (Call 07/15/18)	15	15,450
Ecopetrol SA
5.88%, 09/18/23	200	213,632
5.88%, 05/28/45	200	176,790
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	131	133,947
6.50%, 08/15/34	100	112,000
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	150	134,250
8.00%, 01/31/24 (Call 10/31/23)[b]	12	12,451

188

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	$100	$100,193
3.15%, 04/01/25 (Call 01/01/25)	50	48,874
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	25	21,750
9.38%, 05/01/20 (Call 03/03/17)	50	50,000
EQT Corp.
4.88%, 11/15/21	125	133,575
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp.
7.88%, 07/15/21 (Call 07/15/18)[b]	25	26,750
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	25	25,003
2.40%, 03/06/22 (Call 01/06/22)	50	49,822
2.71%, 03/06/25 (Call 12/06/24)	350	341,449
3.57%, 03/06/45 (Call 09/06/44)	125	116,506
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22[d]	200	205,881
8.15%, 04/11/18[d]	100	106,541
8.63%, 04/28/34[d]	100	128,750
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)[b]	50	50,937
6.38%, 05/15/25 (Call 05/15/20)[b]	60	61,500
Hess Corp.
5.60%, 02/15/41	125	129,531
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[b]	50	49,250
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[b]	50	44,250
Korea National Oil Corp.
4.00%, 01/23/24[d]	200	209,316
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 03/03/17)[c]	50	50,750
Lukoil International Finance BV
3.42%, 04/24/18[d]	200	202,300
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	250	241,250
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	50	51,143
3.63%, 09/15/24 (Call 06/15/24)	50	49,057
5.85%, 12/15/45 (Call 06/15/45)	100	98,640

Security	Principal (000s)	Value
Matador Resources Co.
6.88%, 04/15/23 (Call 04/15/18)	$25	$26,375
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	25	23,250
6.50%, 03/15/21 (Call 03/15/17)[b]	10	10,267
7.00%, 03/31/24 (Call 09/30/18)[b]	25	23,500
Murphy Oil Corp.
4.70%, 12/01/22 (Call 09/01/22)	50	49,094
6.13%, 12/01/42 (Call 06/01/42)	25	23,750
Nabors Industries Inc.
5.00%, 09/15/20	100	104,125
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	25	25,875
5.63%, 07/01/24	25	26,313
5.75%, 01/30/22	50	53,250
Nexen Energy ULC
6.40%, 05/15/37	100	121,008
7.50%, 07/30/39	50	68,179
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	250	261,917
5.25%, 11/15/43 (Call 05/15/43)	100	104,460
Noble Holding International Ltd.
4.90%, 08/01/20[c]	6	5,993
7.20%, 04/01/25 (Call 01/01/25)[c]	75	74,250
7.75%, 01/15/24 (Call 10/15/23)	30	29,813
8.20%, 04/01/45 (Call 10/01/44)	50	46,312
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 03/03/17)	25	22,000
Northern Tier Energy LLC/Northern Tier Finance Corp.
7.13%, 11/15/20 (Call 03/03/17)	26	27,008
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)	50	51,250
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	100	99,049
3.13%, 02/15/22 (Call 11/15/21)	100	102,129
4.63%, 06/15/45 (Call 12/15/44)	60	62,535
Parker Drilling Co.
7.50%, 08/01/20 (Call 03/03/17)	25	22,625
Parsley Energy LLC/Parsley Finance Corp.
5.38%, 01/15/25 (Call 01/15/20)[b]	25	25,625
6.25%, 06/01/24 (Call 06/01/19)[b]	25	26,875

189

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)	$25	$25,438
8.25%, 02/15/20 (Call 03/03/17)	25	25,594
PDC Energy Inc.
6.13%, 09/15/24 (Call 09/15/19)[b]	50	52,250
Permian Resources LLC
13.00%, 11/30/20 (Call 11/30/18)[b]	25	29,656
Permian Resources LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 03/03/17)[b]	50	42,250
Pertamina Persero PT
4.88%, 05/03/22[d]	200	206,940
6.50%, 05/27/41[d]	200	210,024
Petro-Canada
6.80%, 05/15/38	100	130,725
Petrobras Global Finance BV
4.38%, 05/20/23	205	189,112
5.38%, 01/27/21	170	171,113
5.63%, 05/20/43	100	78,000
5.75%, 01/20/20	200	208,300
6.75%, 01/27/41	125	111,287
6.85%, 06/05/49	100	84,030
7.25%, 03/17/44	50	46,900
8.38%, 05/23/21	100	111,500
8.75%, 05/23/26	100	112,640
Petroleos de Venezuela SA
5.38%, 04/12/27[d]	100	37,750
6.00%, 05/16/24[d]	100	40,350
6.00%, 11/15/26[d]	200	75,930
9.00%, 11/17/21[d]	125	71,250
9.75%, 05/17/35[d]	150	75,720
12.75%, 02/17/22[d]	100	66,250
Petroleos Mexicanos
3.50%, 07/23/20	100	99,180
4.88%, 01/18/24	200	193,816
5.63%, 01/23/46	100	83,020
6.00%, 03/05/20	100	106,050
6.38%, 02/04/21	300	320,751
6.38%, 01/23/45	150	135,428
6.50%, 06/02/41	100	92,976
6.63%, 06/15/38	200	192,636
6.75%, 09/21/47	100	94,370

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 3.650%)
4.61%, 03/11/22[b]	$400	$415,500
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[b]	100	105,500
Petronas Capital Ltd.
3.50%, 03/18/25[d]	200	201,281
5.25%, 08/12/19[b]	200	214,449
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	150	156,706
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	25	25,579
3.95%, 07/15/22 (Call 04/15/22)	50	51,885
Precision Drilling Corp.
6.50%, 12/15/21 (Call 03/03/17)	50	51,375
6.63%, 11/15/20 (Call 03/03/17)	15	15,284
7.75%, 12/15/23 (Call 12/15/19)[b]	25	27,000
PTT PCL
4.50%, 10/25/42[d]	200	188,465
Puma International Financing SA
6.75%, 02/01/21 (Call 03/03/17)[b]	200	206,742
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	25	24,875
5.38%, 10/01/22 (Call 07/01/22)	25	25,250
6.88%, 03/01/21[c]	25	26,438
Range Resources Corp.
5.00%, 08/15/22 (Call 05/15/22)[b]	25	25,150
5.00%, 03/15/23 (Call 12/15/22)[b,c]	50	49,625
5.88%, 07/01/22 (Call 04/01/22)[b]	25	26,188
Reliance Holdings USA Inc.
5.40%, 02/14/22[d]	250	271,202
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	50	47,562
5.85%, 01/15/44 (Call 07/15/43)	25	20,625
7.38%, 06/15/25 (Call 03/15/25)	50	52,250
RSP Permian Inc.
5.25%, 01/15/25 (Call 01/15/20)[b]	25	25,563
6.63%, 10/01/22 (Call 10/01/17)	15	15,844
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)	50	48,000
7.75%, 06/15/21 (Call 06/15/17)	15	15,300

190

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[b]	$25	$26,750
6.88%, 06/30/23 (Call 06/30/18)[b]	25	26,750
8.25%, 05/15/20 (Call 03/03/17)[b]	10	10,613
Shell International Finance BV
1.63%, 11/10/18	50	49,994
2.00%, 11/15/18	250	251,608
2.25%, 11/10/20	100	100,220
2.25%, 01/06/23	25	24,248
2.50%, 09/12/26	100	92,968
3.25%, 05/11/25	25	24,912
3.75%, 09/12/46	25	23,170
4.30%, 09/22/19	275	291,725
4.38%, 03/25/20	120	128,105
4.38%, 05/11/45	300	305,361
5.50%, 03/25/40	100	116,666
6.38%, 12/15/38	25	32,094
Sinopec Capital 2013 Ltd.
3.13%, 04/24/23[d]	200	196,416
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/22[b]	200	206,509
Sinopec Group Overseas Development 2014 Ltd.
4.38%, 04/10/24[d]	200	208,416
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[d]	200	198,786
Sinopec Group Overseas Development 2016 Ltd.
3.50%, 05/03/26[d]	200	194,345
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	25	23,813
6.13%, 11/15/22 (Call 11/15/18)[c]	25	25,813
6.50%, 01/01/23 (Call 07/01/17)	25	25,750
6.75%, 09/15/26 (Call 09/15/21)	50	52,000
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[c]	25	23,188
6.70%, 01/23/25 (Call 10/23/24)	50	50,250
Statoil ASA
1.15%, 05/15/18	500	497,065
2.45%, 01/17/23	62	60,725
2.65%, 01/15/24	200	195,760
3.70%, 03/01/24	100	104,294
3.95%, 05/15/43	75	72,898

Security	Principal (000s)	Value
Suncor Energy Inc.
6.10%, 06/01/18	$25	$26,393
6.85%, 06/01/39	50	66,038
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)	25	25,563
6.25%, 04/15/21 (Call 04/15/18)	50	51,265
6.38%, 04/01/23 (Call 04/01/18)	25	25,663
Tesoro Corp.
4.75%, 12/15/23 (Call 10/15/23)[b]	60	61,650
5.13%, 12/15/26 (Call 09/15/26)[b]	25	26,063
5.38%, 10/01/22 (Call 10/01/17)	50	51,812
Total Capital International SA
2.10%, 06/19/19	150	150,891
2.88%, 02/17/22	75	76,096
3.75%, 04/10/24	25	26,122
Total Capital SA
4.45%, 06/24/20	100	107,680
Transocean Inc.
8.13%, 12/15/21	150	155,250
9.00%, 07/15/23 (Call 07/15/20)[b]	50	53,219
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	90	86,333
4.90%, 03/15/45	50	49,252
6.63%, 06/15/37	25	29,549
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 03/03/17)	50	39,000
Western Refining Inc.
6.25%, 04/01/21 (Call 04/01/17)	25	25,969
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)	75	75,750
WildHorse Resource Development Corp.
6.88%, 02/01/25 (Call 02/01/20)[b]	70	69,737
Woodside Finance Ltd.
3.70%, 09/15/26 (Call 06/15/26)[b]	100	97,464
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	50	49,234
6.00%, 01/15/22 (Call 10/15/21)	50	52,000
YPF SA
8.75%, 04/04/24[d]	200	216,040

		22,471,896

191

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.20%
Baker Hughes Inc.
5.13%, 09/15/40	$100	$110,371
Calfrac Holdings LP
7.50%, 12/01/20 (Call 03/03/17)[b]	25	23,250
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	50	50,918
3.80%, 11/15/25 (Call 08/15/25)	100	101,841
4.75%, 08/01/43 (Call 02/01/43)	25	25,694
5.00%, 11/15/45 (Call 05/15/45)	200	214,486
6.70%, 09/15/38	100	124,375
McDermott International Inc.
8.00%, 05/01/21 (Call 05/01/17)[b]	50	51,250
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	200	187,706
3.95%, 12/01/42 (Call 06/01/42)	15	11,697
Schlumberger Holdings Corp.
3.00%, 12/21/20 (Call 11/21/20)[b]	70	71,523
4.00%, 12/21/25 (Call 09/21/25)[b]	95	99,310
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)[b]	125	128,937
SESI LLC
6.38%, 05/01/19 (Call 03/03/17)	25	25,094
Transocean Proteus Ltd.
6.25%, 12/01/24 (Call 12/01/20)[b]	50	51,813
Trinidad Drilling Ltd.
6.63%, 02/15/25 (Call 02/15/20)[b]	30	30,675
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[c]	200	178,000
5.95%, 04/15/42 (Call 10/17/41)	25	19,555
8.25%, 06/15/23 (Call 03/15/23)	45	45,900

		1,552,395

PACKAGING & CONTAINERS — 0.18%
ARD Finance SA 7.13% (7.88% PIK)
7.13%, 09/15/23 (Call 09/15/19)[b,e]	200	203,250
Ball Corp.
4.38%, 12/15/20	50	52,531
5.00%, 03/15/22	50	52,500
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	25	23,894

Security	Principal (000s)	Value
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)	$25	$25,580
5.50%, 05/15/22 (Call 05/15/17)	50	52,000
BWAY Holding Co.
9.13%, 08/15/21 (Call 08/15/17)[b]	25	26,875
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	75	76,594
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (Call 03/31/26)[b]	25	23,906
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/20)[b]	25	25,416
Graphic Packaging International Inc.
4.13%, 08/15/24 (Call 05/15/24)	25	24,313
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[b]	50	51,687
Owens-Illinois Inc.
7.80%, 05/15/18	36	38,250
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	100	106,307
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 03/03/17)[b]	25	21,560
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.13%, 07/15/23 (Call 07/15/19)[b]	140	143,178
5.75%, 10/15/20 (Call 03/03/17)	100	102,958
Sealed Air Corp.
5.25%, 04/01/23 (Call 01/01/23)[b]	100	104,250
5.50%, 09/15/25 (Call 06/15/25)[b]	25	26,375
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	25	27,939
WestRock MWV LLC
8.20%, 01/15/30	75	100,331
WestRock RKT Co.
4.90%, 03/01/22	50	54,187

		1,363,881

PHARMACEUTICALS — 1.26%
AbbVie Inc.
1.80%, 05/14/18	250	250,443
2.90%, 11/06/22	200	197,496
3.20%, 11/06/22 (Call 09/06/22)	100	100,360

192

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
3.20%, 05/14/26 (Call 02/14/26)	$100	$94,812
3.60%, 05/14/25 (Call 02/14/25)	60	59,371
4.40%, 11/06/42	125	116,800
4.45%, 05/14/46 (Call 11/14/45)	25	23,439
4.50%, 05/14/35 (Call 11/14/34)	50	49,206
4.70%, 05/14/45 (Call 11/14/44)	250	243,482
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	100	101,586
3.45%, 03/15/22 (Call 01/15/22)	350	354,792
3.80%, 03/15/25 (Call 12/15/24)	122	121,866
4.85%, 06/15/44 (Call 12/15/43)	100	99,666
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	150	145,125
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	99,371
AstraZeneca PLC
1.95%, 09/18/19	25	24,953
3.38%, 11/16/25	50	49,617
4.00%, 09/18/42	100	95,502
4.38%, 11/16/45	25	25,236
6.45%, 09/15/37	50	64,955
Bristol-Myers Squibb Co.
2.00%, 08/01/22	100	97,352
4.50%, 03/01/44 (Call 09/01/43)	100	108,481
Capsugel SA 7.00% (7.75% PIK)
7.00%, 05/15/19 (Call 02/16/17)[b,e]	25	25,125
Cardinal Health Inc.
3.75%, 09/15/25 (Call 06/15/25)	100	102,489
Eli Lilly & Co.
1.95%, 03/15/19	175	176,090
2.75%, 06/01/25 (Call 03/01/25)	50	49,067
3.70%, 03/01/45 (Call 09/01/44)	50	47,631
EMD Finance LLC
3.25%, 03/19/25 (Call 12/19/24)[b]	75	73,408
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[b]	100	83,750
7.25%, 01/15/22 (Call 03/03/17)[b]	50	45,250
Express Scripts Holding Co.
2.25%, 06/15/19	250	250,737
3.90%, 02/15/22	250	258,657
4.50%, 02/25/26 (Call 11/27/25)	50	51,017
4.80%, 07/15/46 (Call 01/15/46)[c]	75	70,473

Security	Principal (000s)	Value
Forest Laboratories LLC
4.38%, 02/01/19 (Call 11/03/18)[b]	$100	$103,842
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	25	25,003
6.38%, 05/15/38	100	131,091
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	100	101,175
inVentiv Group Holdings Inc./inVentiv Health Inc./inVentiv Health Clinical Inc.
7.50%, 10/01/24 (Call 10/01/19)[b]	50	52,375
Johnson & Johnson
1.13%, 03/01/19	250	248,633
1.65%, 03/01/21 (Call 02/01/21)	50	49,232
3.38%, 12/05/23	150	157,363
3.55%, 03/01/36 (Call 09/01/35)	125	124,001
3.70%, 03/01/46 (Call 09/01/45)	30	29,237
4.38%, 12/05/33 (Call 06/05/33)	20	21,825
5.95%, 08/15/37	50	65,260
McKesson Corp.
2.28%, 03/15/19	50	50,192
4.88%, 03/15/44 (Call 09/15/43)	100	101,656
Mead Johnson Nutrition Co.
3.00%, 11/15/20	30	30,353
4.13%, 11/15/25 (Call 08/15/25)	200	204,540
Merck & Co. Inc.
2.35%, 02/10/22	40	39,768
2.40%, 09/15/22 (Call 06/15/22)	75	74,323
2.75%, 02/10/25 (Call 11/10/24)	250	246,222
2.80%, 05/18/23	100	100,576
3.70%, 02/10/45 (Call 08/10/44)	25	23,664
4.15%, 05/18/43	100	102,021
Mylan NV
2.50%, 06/07/19[b]	250	249,385
3.00%, 12/15/18[b]	50	50,419
3.15%, 06/15/21 (Call 05/15/21)[b]	25	24,670
5.25%, 06/15/46 (Call 12/15/45)[b]	100	93,174
Nature’s Bounty Co. (The)
7.63%, 05/15/21 (Call 05/15/18)[b,c]	50	52,375
Novartis Capital Corp.
2.40%, 09/21/22	100	99,062
3.00%, 11/20/25 (Call 08/20/25)	100	99,014

193

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
4.00%, 11/20/45 (Call 05/20/45)	$50	$50,291
4.40%, 05/06/44	50	53,419
Novartis Securities Investment Ltd.
5.13%, 02/10/19	150	160,243
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)	200	200,366
Pfizer Inc.
1.20%, 06/01/18	100	99,716
2.10%, 05/15/19	25	25,260
2.20%, 12/15/21	100	99,662
2.75%, 06/03/26	100	96,947
4.30%, 06/15/43	50	51,792
4.40%, 05/15/44	50	52,223
5.80%, 08/12/23	200	233,988
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	250	247,280
2.40%, 09/23/21 (Call 08/23/21)	195	189,433
2.88%, 09/23/23 (Call 07/23/23)	50	47,767
3.20%, 09/23/26 (Call 06/23/26)	25	23,478
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	200	192,556
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[c]	80	88,034
Teva Pharmaceutical Finance Netherlands III BV
1.40%, 07/20/18	25	24,810
1.70%, 07/19/19	25	24,553
2.20%, 07/21/21	100	95,209
3.15%, 10/01/26	25	22,643
4.10%, 10/01/46[c]	150	126,243
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[b]	75	64,500
5.50%, 03/01/23 (Call 03/01/18)[b]	50	37,875
5.63%, 12/01/21 (Call 03/03/17)[b]	50	39,500
5.88%, 05/15/23 (Call 05/15/18)[b]	75	57,094
6.13%, 04/15/25 (Call 04/15/20)[b]	125	93,594
6.38%, 10/15/20 (Call 03/03/17)[b]	150	131,437
6.75%, 08/15/18 (Call 03/03/17)[b,c]	25	24,656
7.00%, 10/01/20 (Call 03/03/17)[b]	25	22,625
7.50%, 07/15/21 (Call 03/03/17)[b]	50	43,438

Security	Principal (000s)	Value
Wyeth LLC
5.95%, 04/01/37	$235	$295,538
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	30	30,839
4.50%, 11/13/25 (Call 08/13/25)	150	159,675

		9,714,740

PIPELINES — 1.10%
American Midstream Partners LP/American Midstream Finance Corp.
8.50%, 12/15/21 (Call 12/15/18)[b]	45	45,450
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/19)[b]	25	25,563
APT Pipelines Ltd.
4.20%, 03/23/25 (Call 12/23/24)[b]	50	50,198
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 11/15/17)[b]	25	25,625
Boardwalk Pipelines LP
5.95%, 06/01/26 (Call 03/01/26)	50	55,301
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	50	48,987
4.15%, 07/01/23 (Call 04/01/23)	50	50,991
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25[b]	70	74,025
7.00%, 06/30/24[b]	100	111,625
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)[b,c]	50	51,268
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 04/01/23 (Call 04/01/18)	50	51,625
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	50	48,250
4.75%, 09/30/21[b]	50	51,000
4.95%, 04/01/22 (Call 01/01/22)	25	25,938
5.35%, 03/15/20[b]	75	78,750
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	200	192,250
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	30	29,885
5.88%, 10/15/25 (Call 07/15/25)	100	111,527

194

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	$25	$24,637
4.25%, 12/01/26 (Call 09/01/26)	40	41,158
Series 16-A
VRN, (3 mo. LIBOR US + 3.890%)
6.00%, 01/15/77 (Call 01/15/27)	100	101,250
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)	25	25,875
5.88%, 01/15/24 (Call 10/15/23)	50	53,375
7.50%, 10/15/20	25	28,063
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	75	74,749
4.05%, 03/15/25 (Call 12/15/24)	50	49,620
5.15%, 03/15/45 (Call 09/15/44)	100	97,404
5.20%, 02/01/22 (Call 11/01/21)	400	431,312
6.13%, 12/15/45 (Call 06/15/45)	25	27,260
6.50%, 02/01/42 (Call 08/01/41)	50	56,292
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	250	250,625
4.85%, 07/15/26 (Call 04/15/26)	75	77,062
5.60%, 04/01/44 (Call 10/01/43)	50	49,625
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	300	304,716
3.70%, 02/15/26 (Call 11/15/25)	25	25,096
3.95%, 02/15/27 (Call 11/15/26)	75	76,551
4.85%, 08/15/42 (Call 02/15/42)	100	101,912
4.85%, 03/15/44 (Call 09/15/43)	125	127,030
4.90%, 05/15/46 (Call 11/15/45)	25	25,857
5.10%, 02/15/45 (Call 08/15/44)	50	52,962
Series J
5.75%, 03/01/35	100	110,162
Genesis Energy LP/Genesis Energy Finance Corp.
5.75%, 02/15/21 (Call 03/03/17)	50	51,312
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)[b]	50	52,301
Holly Energy Partners LP/Holly Energy Finance Corp.
6.00%, 08/01/24 (Call 08/01/19)[b]	25	26,188
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)	50	51,443
6.95%, 01/15/38	175	207,463

Security	Principal (000s)	Value
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	$500	$508,880
4.30%, 06/01/25 (Call 03/01/25)[c]	100	102,798
5.30%, 12/01/34 (Call 06/01/34)	125	128,768
5.55%, 06/01/45 (Call 12/01/44)	100	105,561
7.80%, 08/01/31	25	31,330
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	50	48,363
4.20%, 12/01/42 (Call 06/01/42)	25	22,783
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 03/03/17)	15	15,150
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)	150	157,497
5.50%, 02/15/23 (Call 08/15/17)	100	104,236
NGPL PipeCo LLC
9.63%, 06/01/19 (Call 03/03/17)[b]	50	52,187
Niska Gas Storage Ltd./Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 03/03/17)	25	25,139
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	25	25,500
7.50%, 09/01/23 (Call 06/01/23)	50	58,125
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	200	203,976
3.38%, 10/01/22 (Call 07/01/22)	50	50,362
5.00%, 09/15/23 (Call 06/15/23)	125	135,540
6.20%, 09/15/43 (Call 03/15/43)	50	56,898
Phillips 66 Partners LP
3.55%, 10/01/26 (Call 07/01/26)	100	97,174
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	250	240,705
3.65%, 06/01/22 (Call 03/01/22)	50	50,810
5.15%, 06/01/42 (Call 12/01/41)	100	94,604
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	50	55,395
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	50	53,000
6.00%, 01/15/19[b]	25	26,438
7.50%, 07/15/38[b]	25	26,750

195

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)[b]	$75	$78,656
5.63%, 03/01/25 (Call 12/01/24)	50	54,312
5.75%, 05/15/24 (Call 02/15/24)	100	109,250
5.88%, 06/30/26[b]	50	55,500
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	120	117,206
8.00%, 10/01/19	50	56,535
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	100	98,022
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.50%, 08/15/22 (Call 08/15/17)	50	50,125
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)	100	100,829
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)	50	49,250
5.13%, 02/01/25 (Call 02/01/20)[b]	45	46,575
5.25%, 05/01/23 (Call 11/01/17)	25	25,625
5.38%, 02/01/27 (Call 02/01/22)[b]	25	25,906
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	25	25,266
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)	25	26,531
6.25%, 10/15/22 (Call 10/15/18)	100	106,500
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	25	26,501
4.88%, 01/15/26 (Call 10/15/25)	105	116,741
7.63%, 01/15/39	150	214,813
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	100	92,902
7.85%, 02/01/26 (Call 11/01/25)	25	31,971
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	85	84,681
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	25	24,563
4.55%, 06/24/24 (Call 03/24/24)	125	126,562
7.50%, 01/15/31	25	29,125

Security	Principal (000s)	Value
Williams Partners LP
3.60%, 03/15/22 (Call 01/15/22)	$100	$101,615
4.30%, 03/04/24 (Call 12/04/23)	200	205,568
4.90%, 01/15/45 (Call 07/15/44)	50	48,305
5.25%, 03/15/20	25	27,082
Williams Partners LP/ACMP Finance Corp.
6.13%, 07/15/22 (Call 02/23/17)	100	103,171

		8,467,215

PRIVATE EQUITY — 0.01%
Apollo Management Holdings LP
4.40%, 05/27/26 (Call 02/27/26)[b]	25	25,286
KKR Group Finance Co. III LLC
5.13%, 06/01/44 (Call 12/01/43)[b]	50	48,222

		73,508

REAL ESTATE — 0.30%
Agile Group Holdings Ltd.
8.38%, 02/18/19 (Call 03/02/17)[d]	200	208,499
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	100	101,546
China Overseas Finance Cayman VI Ltd.
5.95%, 05/08/24[d]	200	223,007
Country Garden Holdings Co. Ltd.
7.50%, 01/10/23 (Call 01/10/18)[b]	200	210,371
Crescent Communities LLC/Crescent Ventures Inc.
8.88%, 10/15/21 (Call 10/15/18)[b]	50	51,875
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 03/02/17)[d]	200	206,440
Franshion Development Ltd.
6.75%, 04/15/21[b]	200	223,802
Kennedy-Wilson Inc.
5.88%, 04/01/24 (Call 04/01/19)	100	103,285
KWG Property Holding Ltd.
8.98%, 01/14/19 (Call 03/02/17)[d]	200	208,975
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	75	79,847
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)[b]	25	24,375
5.25%, 12/01/21 (Call 12/01/17)[b]	25	25,750

196

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Shimao Property Holdings Ltd.
8.38%, 02/10/22 (Call 02/10/19)[d]	$200	$223,939
Sino-Ocean Land Treasure Finance I Ltd.
6.00%, 07/30/24[d]	200	207,412
Sun Hung Kai Properties Capital Market Ltd.
3.63%, 01/16/23[d]	200	203,306

		2,302,429

REAL ESTATE INVESTMENT TRUSTS — 0.82%
Alexandria Real Estate Equities Inc.
4.50%, 07/30/29 (Call 04/30/29)	200	199,532
4.60%, 04/01/22 (Call 01/01/22)	50	52,842
American Tower Corp.
3.13%, 01/15/27 (Call 10/15/26)	200	185,430
3.38%, 10/15/26 (Call 07/15/26)	50	47,387
3.40%, 02/15/19	200	204,346
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	30	30,120
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	75	68,561
3.65%, 02/01/26 (Call 11/03/25)	50	49,529
3.80%, 02/01/24 (Call 11/01/23)	75	76,230
3.85%, 02/01/23 (Call 11/01/22)	175	180,588
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	120	119,076
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	40	39,412
Camden Property Trust
3.50%, 09/15/24 (Call 06/15/24)	100	98,470
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	75	76,670
Communications Sales & Leasing Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[b]	25	26,250
7.13%, 12/15/24 (Call 12/15/19)[b]	25	25,438
8.25%, 10/15/23 (Call 04/15/19)	25	27,125
CoreCivic Inc.
5.00%, 10/15/22 (Call 07/15/22)	50	50,312
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	25	26,306

Security	Principal (000s)	Value
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	$50	$48,382
4.88%, 04/15/22	25	26,851
5.25%, 01/15/23	40	43,516
CyrusOne LP/CyrusOne Finance Corp.
6.38%, 11/15/22 (Call 11/15/17)	50	52,750
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)	100	96,551
Digital Realty Trust LP
3.95%, 07/01/22 (Call 05/01/22)	50	51,693
4.75%, 10/01/25 (Call 07/01/25)	50	51,951
Duke Realty LP
3.88%, 02/15/21 (Call 12/15/20)	80	83,286
4.38%, 06/15/22 (Call 03/15/22)	50	53,361
EPR Properties
4.75%, 12/15/26 (Call 09/15/26)	25	24,809
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)	12	12,330
5.38%, 01/01/22 (Call 01/01/18)	50	52,875
5.38%, 04/01/23 (Call 04/01/18)	50	52,316
5.88%, 01/15/26 (Call 01/15/21)	50	53,125
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	100	100,970
4.50%, 07/01/44 (Call 01/01/44)	50	50,827
4.50%, 06/01/45 (Call 12/01/44)	30	30,457
4.63%, 12/15/21 (Call 09/15/21)	25	27,114
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[b]	50	50,188
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	50	51,750
GEO Group Inc. (The)
6.00%, 04/15/26 (Call 04/15/21)	50	50,375
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	25	25,059
3.88%, 08/15/24 (Call 05/17/24)	50	50,040
4.00%, 06/01/25 (Call 03/01/25)	100	100,300
5.38%, 02/01/21 (Call 11/03/20)	400	436,120
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	225	236,977
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	75	74,449
Series F
4.50%, 02/01/26 (Call 11/01/25)	75	76,824

197

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	$50	$50,750
6.00%, 10/01/20 (Call 10/01/17)[b]	25	26,188
Iron Mountain U.S. Holdings Inc.
5.38%, 06/01/26 (Call 06/01/21)[b]	50	48,125
iStar Inc.
7.13%, 02/15/18	48	49,680
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	50	47,368
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	100	91,582
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)[b]	30	28,725
MPT Operating Partnership LP/MPT Finance Corp.
6.38%, 03/01/24 (Call 03/01/19)	75	79,219
Omega Healthcare Investors Inc.
4.95%, 04/01/24 (Call 01/01/24)	75	76,406
QCP SNF West/Central/East/AL REIT LLC
8.13%, 11/01/23 (Call 11/01/19)[b]	25	25,313
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	50	51,102
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 03/03/17)	25	25,875
SBA Communications Corp.
4.88%, 09/01/24 (Call 09/01/19)[b]	50	48,805
Scentre Group Trust 1/Scentre Group Trust 2
2.38%, 11/05/19 (Call 10/06/19)[b]	100	100,160
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	50	50,385
2.50%, 07/15/21 (Call 04/15/21)	25	24,977
3.30%, 01/15/26 (Call 10/15/25)	80	79,242
3.38%, 10/01/24 (Call 07/01/24)	100	100,977
3.75%, 02/01/24 (Call 11/01/23)	200	206,708
Starwood Property Trust Inc.
5.00%, 12/15/21 (Call 09/15/21)[b]	25	25,406
Trust F/1401
5.25%, 01/30/26 (Call 10/30/25)[d]	200	189,000

Security	Principal (000s)	Value
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	$200	$196,678
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)	160	168,998
VEREIT Operating Partnership LP
4.13%, 06/01/21 (Call 05/01/21)	265	269,638
Vereit Operating Partnership LP
4.60%, 02/06/24 (Call 11/06/23)	125	127,188
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 09/17/19 (Call 08/17/19)[b]	200	202,273
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	200	203,426
Weyerhaeuser Co.
7.38%, 03/15/32	75	96,811

		6,339,875

RETAIL — 0.99%
1011778 BC ULC/New Red Finance Inc.
6.00%, 04/01/22 (Call 10/01/17)[b]	100	104,192
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)	19	19,926
Asbury Automotive Group Inc.
6.00%, 12/15/24 (Call 12/15/19)	25	25,563
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	45	45,393
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	20	19,806
3.25%, 04/15/25 (Call 01/15/25)	35	34,120
Bed Bath & Beyond Inc.
5.17%, 08/01/44 (Call 02/01/44)	25	21,499
Best Buy Co. Inc.
5.00%, 08/01/18	50	52,194
Bon-Ton Department Stores Inc. (The)
8.00%, 06/15/21 (Call 03/03/17)	25	12,000
Brinker International Inc.
3.88%, 05/15/23	75	70,500
5.00%, 10/01/24 (Call 07/01/24)[b]	50	48,625
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/03/17)[b]	50	24,000

198

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Costco Wholesale Corp.
1.75%, 02/15/20	$100	$99,550
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	25	24,487
2.25%, 12/05/18 (Call 11/05/18)	25	25,201
2.80%, 07/20/20 (Call 06/20/20)	175	177,471
2.88%, 06/01/26 (Call 03/01/26)	100	94,876
3.50%, 07/20/22 (Call 05/20/22)	200	205,810
4.88%, 07/20/35 (Call 01/20/35)	125	133,646
5.13%, 07/20/45 (Call 01/20/45)	75	82,090
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	125	124,194
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/03/17)	50	51,375
5.75%, 03/01/23 (Call 03/01/18)	75	79,425
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 03/03/17)[c]	25	25,188
6.75%, 06/15/23 (Call 06/15/19)	68	67,830
GameStop Corp.
6.75%, 03/15/21 (Call 03/15/18)[b]	25	25,438
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[c]	50	52,756
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	250	252,047
2.63%, 06/01/22 (Call 05/01/22)	250	251,837
3.35%, 09/15/25 (Call 06/15/25)	25	25,522
4.25%, 04/01/46 (Call 10/01/45)	125	128,912
4.40%, 04/01/21 (Call 01/01/21)	25	27,100
4.40%, 03/15/45 (Call 09/15/44)	100	105,039
5.88%, 12/16/36	250	311,520
JC Penney Corp. Inc.
5.65%, 06/01/20	75	73,875
5.88%, 07/01/23 (Call 07/01/19)[b]	25	25,350
6.38%, 10/15/36	25	20,188
Jo-Ann Stores LLC
8.13%, 03/15/19 (Call 03/02/17)[b]	10	9,975
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/24 (Call 06/01/19)[b]	70	71,312
5.25%, 06/01/26 (Call 06/01/21)[b]	25	25,292
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)[c]	75	71,123

Security	Principal (000s)	Value
L Brands Inc.
5.63%, 02/15/22	$50	$52,330
6.63%, 04/01/21	25	27,438
6.75%, 07/01/36	50	48,250
6.88%, 11/01/35	50	48,750
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	75	75,308
3.38%, 09/15/25 (Call 06/15/25)	250	253,505
4.65%, 04/15/42 (Call 10/15/41)	125	132,769
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	300	278,829
4.50%, 12/15/34 (Call 06/15/34)	23	19,482
6.38%, 03/15/37	25	24,926
McDonald’s Corp.
2.63%, 01/15/22	50	49,815
3.70%, 01/30/26 (Call 10/30/25)	105	106,433
3.70%, 02/15/42	25	22,367
4.88%, 12/09/45 (Call 06/09/45)	200	212,380
5.00%, 02/01/19	100	106,018
5.35%, 03/01/18	45	46,794
Michaels Stores Inc.
5.88%, 12/15/20 (Call 03/03/17)[b]	50	51,375
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 03/03/17)[b]	50	30,875
New Albertsons Inc.
7.45%, 08/01/29	50	48,750
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	50	47,437
Penske Automotive Group Inc.
5.38%, 12/01/24 (Call 12/01/19)	25	25,125
5.75%, 10/01/22 (Call 10/01/17)	15	15,450
PetSmart Inc.
7.13%, 03/15/23 (Call 03/15/18)[b]	100	98,250
PVH Corp.
4.50%, 12/15/22 (Call 12/15/17)	50	50,687
QVC Inc.
4.85%, 04/01/24	25	25,094
5.13%, 07/02/22	150	156,000
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[b]	50	52,062
6.75%, 06/15/21 (Call 03/03/17)	75	78,000
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)	25	26,125
5.75%, 06/01/22 (Call 06/01/17)	50	51,725

199

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	$100	$99,677
3.85%, 10/01/23 (Call 07/01/23)	100	106,934
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	25	25,500
Target Corp.
2.90%, 01/15/22	25	25,540
3.50%, 07/01/24	275	284,259
3.63%, 04/15/46	50	45,115
4.00%, 07/01/42	25	24,215
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	100	91,771
TRU Taj LLC/TRU Taj Finance Inc.
12.00%, 08/15/21 (Call 02/15/18)[b]	4	3,480
Wal-Mart Stores Inc.
1.13%, 04/11/18	250	249,603
3.30%, 04/22/24 (Call 01/22/24)	25	25,653
4.25%, 04/15/21	100	108,221
4.30%, 04/22/44 (Call 10/22/43)	125	129,041
4.75%, 10/02/43 (Call 04/02/43)	50	54,805
5.63%, 04/01/40	90	109,449
6.50%, 08/15/37	180	239,326
7.55%, 02/15/30	25	35,924
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	100	101,324
3.10%, 06/01/23 (Call 04/01/23)	118	117,790
3.30%, 11/18/21 (Call 09/18/21)	100	101,895
3.45%, 06/01/26 (Call 03/01/26)	125	121,975
4.65%, 06/01/46 (Call 12/01/45)	50	50,015
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)	25	24,375
5.35%, 11/01/43 (Call 05/01/43)	25	21,000

		7,605,483
SAVINGS & LOANS — 0.03%
Nationwide Building Society
2.35%, 01/21/20[b]	200	199,655

		199,655
SEMICONDUCTORS — 0.26%
Advanced Micro Devices Inc.
7.00%, 07/01/24 (Call 07/01/19)	24	24,930
7.50%, 08/15/22	41	45,049

Security	Principal (000s)	Value
Altera Corp.
2.50%, 11/15/18	$100	$101,666
Amkor Technology Inc.
6.63%, 06/01/21 (Call 03/03/17)	50	51,036
Analog Devices Inc.
3.90%, 12/15/25 (Call 09/15/25)	150	153,129
5.30%, 12/15/45 (Call 06/15/45)	25	27,437
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	65	68,217
5.10%, 10/01/35 (Call 04/01/35)	40	44,301
5.85%, 06/15/41	25	30,386
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (Call 10/15/26)[b]	50	49,885
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	100	97,768
3.10%, 07/29/22	50	51,354
3.70%, 07/29/25 (Call 04/29/25)	80	83,575
4.80%, 10/01/41	25	27,355
4.90%, 07/29/45 (Call 01/29/45)	150	166,869
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[b]	50	50,125
5.50%, 02/01/25 (Call 08/01/19)	50	50,250
5.63%, 01/15/26 (Call 05/01/20)[b]	25	25,038
7.50%, 09/15/23 (Call 04/15/19)[b]	25	27,750
NXP BV/NXP Funding LLC
4.63%, 06/01/23[b]	200	211,500
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)	50	54,497
QUALCOMM Inc.
2.25%, 05/20/20	55	55,105
3.45%, 05/20/25 (Call 02/20/25)	150	150,183
4.65%, 05/20/35 (Call 11/20/34)	50	51,524
4.80%, 05/20/45 (Call 11/20/44)	50	51,260
Sensata Technologies BV
4.88%, 10/15/23[b]	50	51,062
5.00%, 10/01/25[b]	25	24,988
Texas Instruments Inc.
1.65%, 08/03/19	200	199,674

		2,025,913
SHIPBUILDING — 0.01%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[b]	50	52,188

		52,188

200

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
SOFTWARE — 0.74%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)[b]	$150	$143,191
6.13%, 09/15/23 (Call 09/15/18)[b]	200	217,500
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	120	118,780
Autodesk Inc.
4.38%, 06/15/25 (Call 03/15/25)	100	102,746
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 03/03/17)[b]	40	38,600
BMC Software Inc.
7.25%, 06/01/18	28	28,280
Boxer Parent Co. Inc. 9.00% (9.75% PIK)
9.00%, 10/15/19 (Call 03/03/17)[b,e]	25	24,250
Camelot Finance SA
7.88%, 10/15/24 (Call 10/15/19)[b]	25	26,438
Change Healthcare Holdings Inc.
11.00%, 12/31/19 (Call 03/01/17)	33	33,990
Dubai DOF Sukuk Ltd.
3.88%, 01/30/23[d]	200	206,832
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	200	188,190
3.63%, 10/15/20 (Call 09/15/20)	50	51,693
5.00%, 03/15/22 (Call 03/15/17)	50	51,431
5.00%, 10/15/25 (Call 07/15/25)	100	109,020
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[b]	90	91,182
5.38%, 08/15/23 (Call 08/15/18)[b]	75	77,250
5.75%, 01/15/24 (Call 01/15/19)[b]	50	51,562
7.00%, 12/01/23 (Call 12/01/18)[b]	139	147,409
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho
10.00%, 11/30/24 (Call 11/30/19)[b]	30	32,400
Infor Software Parent LLC/Infor Software Parent Inc. 7.125% (7.875% PIK)
7.13%, 05/01/21 (Call 05/01/17)[b,e]	25	25,688

Security	Principal (000s)	Value
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)	$75	$76,969
Informatica LLC
7.13%, 07/15/23 (Call 07/15/18)[b]	25	24,063
Microsoft Corp.
1.10%, 08/08/19	200	197,138
2.00%, 11/03/20 (Call 10/03/20)	120	119,872
2.00%, 08/08/23 (Call 06/08/23)	25	23,793
2.38%, 02/12/22 (Call 01/12/22)	25	24,973
2.38%, 05/01/23 (Call 02/01/23)	475	464,008
2.40%, 08/08/26 (Call 05/08/26)	150	139,788
2.65%, 11/03/22 (Call 09/03/22)	25	25,024
3.30%, 02/06/27	50	50,057
3.45%, 08/08/36 (Call 02/08/36)	50	46,419
3.50%, 02/12/35 (Call 08/12/34)	100	94,310
3.63%, 12/15/23 (Call 09/15/23)	100	104,548
3.70%, 08/08/46 (Call 02/08/46)	275	252,150
3.75%, 05/01/43 (Call 11/01/42)	150	140,242
3.75%, 02/12/45 (Call 08/12/44)	125	116,527
4.45%, 11/03/45 (Call 05/03/45)	75	77,845
4.75%, 11/03/55 (Call 05/03/55)	50	52,790
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)[b]	50	49,750
Nuance Communications Inc.
5.38%, 08/15/20 (Call 03/03/17)[b]	21	21,525
5.63%, 12/15/26 (Call 12/15/21)[b]	100	99,875
Open Text Corp.
5.88%, 06/01/26 (Call 06/01/21)[b]	70	73,325
Oracle Corp.
2.25%, 10/08/19	325	329,030
2.38%, 01/15/19	100	101,516
2.50%, 05/15/22 (Call 03/15/22)	300	298,080
2.65%, 07/15/26 (Call 04/15/26)	200	188,318
2.95%, 05/15/25 (Call 02/15/25)	125	121,515
3.63%, 07/15/23	100	104,265
3.90%, 05/15/35 (Call 11/15/34)	125	121,560
4.00%, 07/15/46 (Call 01/15/46)	125	117,781
4.50%, 07/08/44 (Call 01/08/44)	150	152,329
Rackspace Hosting Inc.
8.63%, 11/15/24 (Call 11/15/19)[b]	50	51,875
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[b]	50	56,875

		5,684,567

201

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
SOVEREIGN DEBT SECURITIES — 0.06%
IPIC GMTN Ltd.
5.50%, 03/01/22[b]	$200	$221,450
Temasek Financial I Ltd.
2.38%, 01/23/23[b]	250	245,397

		466,847
TELECOMMUNICATIONS — 1.91%
America Movil SAB de CV
6.13%, 11/15/37	50	56,534
6.38%, 03/01/35	125	145,171
Anixter Inc.
5.13%, 10/01/21	25	26,031
5.63%, 05/01/19	8	8,407
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	250	248,002
2.80%, 02/17/21 (Call 01/17/21)	50	49,790
3.40%, 05/15/25 (Call 02/15/25)	400	380,712
3.60%, 02/17/23 (Call 12/17/22)	50	50,236
3.90%, 03/11/24 (Call 12/11/23)	175	176,769
3.95%, 01/15/25 (Call 10/15/24)	200	198,302
4.35%, 06/15/45 (Call 12/15/44)	200	171,276
4.45%, 05/15/21	75	79,197
4.45%, 04/01/24 (Call 01/01/24)	100	103,515
4.50%, 05/15/35 (Call 11/15/34)	50	47,008
4.55%, 03/09/49 (Call 09/09/48)	25	21,788
4.75%, 05/15/46 (Call 11/15/45)	200	182,052
4.80%, 06/15/44 (Call 12/15/43)	25	23,168
5.00%, 03/01/21	75	80,802
5.15%, 03/15/42	50	48,808
5.35%, 09/01/40	153	152,625
5.65%, 02/15/47 (Call 08/15/46)	75	78,770
5.80%, 02/15/19	200	214,296
5.88%, 10/01/19	50	54,520
6.50%, 09/01/37	300	347,757
Avaya Inc.
7.00%, 04/01/19 (Call 03/03/17)[b,c,n]	25	20,688
10.50%, 03/01/21 (Call 03/03/17)[b]	50	13,625
Batelco International Finance No. 1 Ltd.
4.25%, 05/01/20[d]	200	200,016

Security	Principal (000s)	Value
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[d]	$200	$209,635
British Telecommunications PLC
2.35%, 02/14/19	200	201,152
9.13%, 12/15/30	50	75,436
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)	69	65,550
5.80%, 03/15/22	50	51,422
6.15%, 09/15/19	27	28,958
6.45%, 06/15/21	25	26,563
7.60%, 09/15/39	75	68,676
Series V
5.63%, 04/01/20	25	26,375
Series W
6.75%, 12/01/23	25	25,719
Series Y
7.50%, 04/01/24 (Call 01/01/24)	50	52,937
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/19)[b]	25	26,406
Cisco Systems Inc.
2.20%, 02/28/21	340	339,034
2.20%, 09/20/23 (Call 07/20/23)	25	24,068
2.50%, 09/20/26 (Call 06/20/26)	125	118,235
2.60%, 02/28/23	100	99,338
3.63%, 03/04/24	50	52,149
5.50%, 01/15/40	75	91,421
5.90%, 02/15/39	50	63,898
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[b]	50	51,312
5.50%, 06/15/24 (Call 06/15/19)[b]	50	51,562
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[b]	25	26,641
Consolidated Communications Inc.
6.50%, 10/01/22 (Call 10/01/17)	25	25,063
CPI International Inc.
8.75%, 02/15/18 (Call 03/03/17)	27	27,338
Deutsche Telekom International Finance BV
8.75%, 06/15/30	200	293,304
Digicel Group Ltd.
8.25%, 09/30/20 (Call 03/02/17)[d]	200	177,250

202

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Embarq Corp.
8.00%, 06/01/36	$50	$48,485
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	50	46,750
6.88%, 01/15/25 (Call 10/15/24)	25	20,969
7.13%, 03/15/19	50	53,250
7.13%, 01/15/23	50	44,750
7.63%, 04/15/24	50	44,125
8.50%, 04/15/20[c]	50	53,280
8.75%, 04/15/22	25	25,287
9.00%, 08/15/31	25	21,555
10.50%, 09/15/22 (Call 06/15/22)	50	52,094
11.00%, 09/15/25 (Call 06/15/25)	150	151,687
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc.
12.50%, 07/01/22 (Call 07/01/19)[b]	50	54,000
GTT Escrow Corp.
7.88%, 12/31/24 (Call 12/31/19)[b]	50	52,375
HC2 Holdings Inc.
11.00%, 12/01/19 (Call 03/03/17)[b]	28	28,140
Hughes Satellite Systems Corp.
5.25%, 08/01/26[b]	35	35,000
6.63%, 08/01/26[b]	25	25,813
7.63%, 06/15/21	50	55,037
IHS Netherlands Holdco BV
9.50%, 10/27/21 (Call 10/27/18)[d]	200	211,215
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[b]	100	98,000
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	40	28,000
7.25%, 04/01/19 (Call 03/03/17)	75	64,453
7.25%, 10/15/20 (Call 03/03/17)	50	39,250
7.50%, 04/01/21 (Call 03/03/17)	50	38,750
8.00%, 02/15/24 (Call 02/15/19)[b]	50	51,875
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)	50	51,750
Level 3 Financing Inc.
5.25%, 03/15/26 (Call 03/15/21)[b]	30	29,888
5.38%, 08/15/22 (Call 08/15/17)	50	51,625
5.38%, 01/15/24 (Call 01/15/19)	69	69,776
5.38%, 05/01/25 (Call 05/01/20)	25	25,516
Motorola Solutions Inc.
3.50%, 09/01/21	100	101,000
3.75%, 05/15/22	95	96,532

Security	Principal (000s)	Value
MTN Mauritius Investment Ltd.
4.76%, 11/11/24[d]	$200	$188,250
Nokia OYJ
5.38%, 05/15/19	50	52,375
Ooredoo International Finance Ltd.
3.25%, 02/21/23[b]	200	197,412
Orange SA
2.75%, 02/06/19	100	101,420
5.38%, 01/13/42	25	28,125
5.50%, 02/06/44 (Call 08/06/43)[c]	100	115,024
Plantronics Inc.
5.50%, 05/31/23 (Call 05/15/18)[b]	50	51,000
Proven Honour Capital Ltd.
4.13%, 05/06/26[d]	200	199,617
Qwest Corp.
6.75%, 12/01/21	125	136,719
Radiate Holdco LLC/Radiate Finance Inc.
6.63%, 02/15/25 (Call 02/15/20)[b]	40	39,900
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	25	23,484
3.63%, 12/15/25 (Call 09/15/25)	75	75,237
4.10%, 10/01/23 (Call 07/01/23)	225	236,637
Sprint Capital Corp.
6.88%, 11/15/28	100	103,000
6.90%, 05/01/19	50	53,375
8.75%, 03/15/32	35	40,163
Sprint Communications Inc.
6.00%, 11/15/22	100	101,500
7.00%, 03/01/20[b]	50	54,312
7.00%, 08/15/20	50	53,500
9.00%, 11/15/18[b]	100	109,500
Sprint Corp.
7.13%, 06/15/24	100	104,500
7.25%, 09/15/21	100	107,150
7.63%, 02/15/25 (Call 11/15/24)	100	107,187
7.88%, 09/15/23	150	163,875
T-Mobile USA Inc.
6.00%, 03/01/23 (Call 09/01/18)	50	52,875
6.00%, 04/15/24 (Call 04/15/19)	25	26,563
6.25%, 04/01/21 (Call 04/01/17)	50	51,810
6.38%, 03/01/25 (Call 09/01/19)	50	54,062
6.50%, 01/15/24 (Call 01/15/19)	50	53,880

203

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
6.50%, 01/15/26 (Call 01/15/21)	$50	$54,937
6.54%, 04/28/20 (Call 02/13/17)	50	51,437
6.63%, 11/15/20 (Call 02/10/17)	21	21,525
6.63%, 04/28/21 (Call 04/28/17)	100	104,250
6.63%, 04/01/23 (Call 04/01/18)	50	53,135
6.73%, 04/28/22 (Call 04/28/17)	50	52,000
Telecom Italia Capital SA
6.38%, 11/15/33	75	75,679
7.20%, 07/18/36	100	105,459
Telefonica Emisiones SAU
5.46%, 02/16/21	300	327,102
7.05%, 06/20/36	100	117,243
Verizon Communications Inc.
1.38%, 08/15/19	250	247,325
3.50%, 11/01/21	50	51,211
3.50%, 11/01/24 (Call 08/01/24)	100	99,002
4.15%, 03/15/24 (Call 12/15/23)	50	51,818
4.27%, 01/15/36	350	326,802
4.50%, 09/15/20	250	266,877
4.67%, 03/15/55	125	111,609
4.75%, 11/01/41	150	145,008
4.86%, 08/21/46	100	95,908
5.01%, 08/21/54	200	189,378
5.05%, 03/15/34 (Call 12/15/33)	400	410,128
5.85%, 09/15/35	250	290,428
6.00%, 04/01/41	150	173,188
6.55%, 09/15/43	146	180,329
VimpelCom Holdings BV
7.50%, 03/01/22[d]	200	223,202
Vodafone Group PLC
1.50%, 02/19/18	350	349,051
2.95%, 02/19/23	100	97,304
6.15%, 02/27/37	100	112,559
West Corp.
4.75%, 07/15/21 (Call 07/15/18)[b]	25	25,563
5.38%, 07/15/22 (Call 07/15/17)[b]	50	48,125
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 03/03/17)[b]	200	203,500
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)	50	44,750
7.50%, 06/01/22 (Call 06/01/17)[c]	25	24,188
7.50%, 04/01/23 (Call 03/03/17)	25	23,875
7.75%, 10/15/20 (Call 03/03/17)	25	25,531

		14,711,412

Security	Principal (000s)	Value
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	$25	$25,294
6.35%, 03/15/40	15	17,454
Mattel Inc.
1.70%, 03/15/18	150	149,713
5.45%, 11/01/41 (Call 05/01/41)	50	49,770

		242,231
TRANSPORTATION — 0.52%
AP Moller - Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)[b]	50	48,435
Burlington Northern Santa Fe LLC
3.75%, 04/01/24 (Call 01/01/24)	25	26,241
3.90%, 08/01/46 (Call 02/01/46)	25	24,240
4.10%, 06/01/21 (Call 03/01/21)	50	52,950
4.15%, 04/01/45 (Call 10/01/44)	150	150,949
4.70%, 10/01/19	125	134,191
4.90%, 04/01/44 (Call 10/01/43)	125	139,314
5.75%, 05/01/40 (Call 11/01/39)	25	30,435
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	100	97,628
3.20%, 08/02/46 (Call 02/02/46)	100	87,625
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	50	48,939
4.45%, 03/15/23 (Call 12/15/22)	50	53,406
4.80%, 08/01/45 (Call 02/01/45)	45	48,331
5.75%, 01/15/42	50	59,914
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	200	198,736
3.80%, 11/01/46 (Call 05/01/46)	25	22,729
4.10%, 03/15/44 (Call 09/15/43)	135	129,163
4.75%, 05/30/42 (Call 11/30/41)	75	78,742
FedEx Corp.
3.20%, 02/01/25	125	124,370
3.25%, 04/01/26 (Call 01/01/26)	75	74,227
3.30%, 03/15/27 (Call 12/15/26)	70	69,537
3.88%, 08/01/42	25	22,569
4.10%, 04/15/43	25	23,337
4.75%, 11/15/45 (Call 05/15/45)	125	128,116
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 03/03/17)[b]	50	51,375
Hornbeck Offshore Services Inc.
5.00%, 03/01/21 (Call 03/03/17)	25	17,438

204

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	$50	$50,522
Kansas City Southern
3.13%, 06/01/26 (Call 03/01/26)	100	94,869
Kazakhstan Temir Zholy National Co. JSC
6.38%, 10/06/20[b]	200	214,552
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 03/03/17)[b]	25	17,141
Norfolk Southern Corp.
4.65%, 01/15/46 (Call 07/15/45)	30	32,237
4.80%, 08/15/43 (Call 02/15/43)	200	217,504
Russian Railways via RZD Capital PLC
5.70%, 04/05/22[d]	200	213,432
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	225	219,685
2.50%, 05/11/20 (Call 04/11/20)	35	35,020
2.88%, 09/01/20 (Call 08/01/20)	85	85,870
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 03/03/17)[b]	25	21,500
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	250	251,000
3.88%, 02/01/55 (Call 08/01/54)	100	91,692
4.05%, 11/15/45 (Call 05/15/45)	50	49,888
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	25	23,607
2.45%, 10/01/22	225	224,372
3.40%, 11/15/46 (Call 05/15/46)	70	64,055
3.63%, 10/01/42	40	38,039
6.20%, 01/15/38	25	32,984
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)[b]	50	51,625
6.50%, 06/15/22 (Call 06/15/18)[b]	50	52,125

		4,024,656
TRUCKING & LEASING — 0.07%
Aviation Capital Group Corp.
4.88%, 10/01/25 (Call 07/01/25)[b]	50	53,524
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	70	67,310
3.25%, 09/15/26 (Call 06/15/26)	55	52,148

Security	Principal (000s)	Value
3.90%, 03/30/23	$75	$76,515
4.50%, 03/30/45 (Call 09/30/44)	25	22,854
Park Aerospace Holdings Ltd.
5.25%, 08/15/22[b]	85	87,125
5.50%, 02/15/24[b]	85	87,295
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.30%, 04/01/21 (Call 03/01/21)[b]	100	101,273
3.38%, 02/01/22 (Call 12/01/21)[b]	25	25,260

		573,304
WATER — 0.01%
American Water Capital Corp.
4.30%, 09/01/45 (Call 03/01/45)	75	77,890
6.59%, 10/15/37	25	33,313

		111,203

TOTAL CORPORATE BONDS & NOTES
(Cost: $271,190,844)		269,635,861

FOREIGN GOVERNMENT OBLIGATIONS[h] — 5.34%

ARGENTINA — 0.17%
Argentina Bonar Bonds
8.75%, 05/07/24	75	85,469
Argentine Republic Government International Bond
5.25%, 12/31/38[g]	25	15,400
5.75%, 12/31/38[g]	200	123,200
6.63%, 07/06/28[d]	150	144,150
6.88%, 04/22/21[d]	150	159,525
7.13%, 07/06/36[d]	150	141,150
7.25%, 12/31/33	140	143,358
7.50%, 04/22/26[d]	150	156,600
8.28%, 12/31/33	161	170,505
Provincia de Buenos Aires/Argentina
9.13%, 03/16/24[d]	150	163,500

		1,302,857
AZERBAIJAN — 0.03%
Republic of Azerbaijan International Bond
4.75%, 03/18/24[d]	200	199,080

		199,080

205

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
BAHRAIN — 0.05%
Bahrain Government International Bond
6.13%, 08/01/23[d]	$400	$417,144

		417,144
BELGIUM — 0.03%
Belgium Government International Bond
2.88%, 09/18/24	200	202,318

		202,318
BRAZIL — 0.17%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20[d]	200	210,522
Brazilian Government International Bond
4.88%, 01/22/21	100	104,100
5.00%, 01/27/45	200	171,000
5.63%, 01/07/41	100	93,500
7.13%, 01/20/37	125	137,188
8.75%, 02/04/25	100	124,500
8.88%, 04/15/24	30	37,200
10.13%, 05/15/27	300	414,750

		1,292,760
CANADA — 0.28%
Canada Government International Bond
1.63%, 02/27/19	175	175,922
Export Development Canada
1.50%, 10/03/18	50	50,122
1.50%, 05/26/21	100	97,784
1.75%, 07/21/20	150	149,772
Province of British Columbia Canada
2.00%, 10/23/22	175	171,288
2.25%, 06/02/26	100	95,090
Province of Manitoba Canada
3.05%, 05/14/24	100	101,739
Province of Ontario Canada
1.20%, 02/14/18	175	174,708
1.25%, 06/17/19	100	98,814
2.00%, 01/30/19	50	50,327
2.45%, 06/29/22	100	99,884

Security	Principal (000s)	Value
3.20%, 05/16/24	$100	$102,695
4.00%, 10/07/19	250	263,880
Province of Quebec Canada
2.50%, 04/20/26	200	192,326
2.88%, 10/16/24	100	100,493
4.63%, 05/14/18	225	234,074

		2,158,918
CHILE — 0.03%
Chile Government International Bond
3.13%, 03/27/25	200	199,644

		199,644
CHINA — 0.05%
Export-Import Bank of China (The)
2.00%, 04/26/21[d]	200	193,940
Export-Import Bank of China/The via Avi Funding Co Ltd.
2.85%, 09/16/20[d]	200	200,237

		394,177
COLOMBIA — 0.10%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)[c]	200	190,200
4.38%, 07/12/21	200	210,824
5.00%, 06/15/45 (Call 12/15/44)	200	194,754
7.38%, 03/18/19	100	110,776
8.13%, 05/21/24	50	62,948

		769,502
COSTA RICA — 0.02%
Costa Rica Government International Bond
4.25%, 01/26/23[d]	200	189,500

		189,500
CROATIA — 0.03%
Croatia Government International Bond
6.00%, 01/26/24[d]	200	218,884

		218,884
DOMINICAN REPUBLIC — 0.04%
Dominican Republic International Bond
5.88%, 04/18/24[d]	100	102,568

206

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
6.60%, 01/28/24[d]	$100	$107,000
7.45%, 04/30/44[d]	100	105,500

		315,068
ECUADOR — 0.03%
Ecuador Government International Bond
7.95%, 06/20/24[d]	200	198,000

		198,000
EGYPT — 0.04%
Egypt Government International Bond
5.75%, 04/29/20[d]	100	102,000
5.88%, 06/11/25[d]	200	184,130

		286,130
EL SALVADOR — 0.02%
El Salvador Government International Bond
6.38%, 01/18/27[d]	200	175,500

		175,500
FINLAND — 0.03%
Finland Government International Bond
1.75%, 09/10/19[b]	200	200,770

		200,770
FRANCE — 0.08%
Caisse d’Amortissement de la Dette Sociale
1.50%, 01/28/19[b]	250	249,438
3.00%, 10/26/20	350	361,390

		610,828
GABON — 0.02%
Gabon Government International Bond
6.38%, 12/12/24[d]	200	183,602

		183,602
GERMANY — 0.04%
FMS Wertmanagement AoeR
1.38%, 06/08/21	200	193,698
State of North Rhine-Westphalia
1.63%, 01/22/20[d]	100	99,116

		292,814

Security	Principal (000s)	Value
GHANA — 0.03%
Ghana Government International Bond
8.13%, 01/18/26[d]	$200	$195,162

		195,162
GUATEMALA — 0.03%
Guatemala Government Bond
5.75%, 06/06/22[d]	200	214,396

		214,396
HUNGARY — 0.10%
Hungary Government International Bond
4.00%, 03/25/19	122	126,118
5.38%, 03/25/24	200	219,500
5.75%, 11/22/23	100	111,750
6.38%, 03/29/21	120	134,400
Magyar Export-Import Bank Zrt
4.00%, 01/30/20[d]	200	204,792

		796,560
INDIA — 0.03%
Export-Import Bank of India
3.13%, 07/20/21[d]	200	199,666

		199,666
INDONESIA — 0.20%
Indonesia Government International Bond
3.38%, 04/15/23[d]	200	196,669
4.13%, 01/15/25[d]	200	201,156
4.88%, 05/05/21[d]	200	212,863
5.88%, 03/13/20[d]	100	109,495
6.75%, 01/15/44[d]	200	246,887
7.75%, 01/17/38[d]	150	198,787
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/24[d]	200	202,480
4.55%, 03/29/26[d]	200	205,000

		1,573,337
ISRAEL — 0.03%
Israel Government International Bond
2.88%, 03/16/26	200	196,426

		196,426

207

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
ITALY — 0.04%
Republic of Italy Government International Bond
5.38%, 06/15/33	$100	$108,433
6.88%, 09/27/23	150	175,859

		284,292
IVORY COAST — 0.02%
Ivory Coast Government International Bond
6.38%, 03/03/28[d]	200	194,584

		194,584
JAMAICA — 0.01%
Jamaica Government International Bond
8.00%, 03/15/39	100	112,003

		112,003
JAPAN — 0.14%
Development Bank of Japan Inc.
1.63%, 09/01/21[b]	200	192,476
Japan Bank for International Cooperation/Japan
1.75%, 11/13/18	400	399,524
1.88%, 04/20/21	100	97,655
1.88%, 07/21/26	200	182,732
Japan Finance Organization for Municipalities
2.13%, 04/13/21[b]	200	195,777

		1,068,164
KAZAKHSTAN — 0.02%
Kazakhstan Government International Bond
4.88%, 10/14/44[d]	200	192,500

		192,500
KENYA — 0.02%
Kenya Government International Bond
6.88%, 06/24/24[d]	200	193,010

		193,010
LEBANON — 0.11%
Lebanon Government International Bond
6.00%, 01/27/23[d]	100	98,770
6.38%, 03/09/20	100	101,604

Security	Principal (000s)	Value
6.65%, 04/22/24[d]	$100	$100,192
6.65%, 02/26/30[d]	200	194,528
6.75%, 11/29/27[d]	25	24,732
8.25%, 04/12/21[d]	300	324,167

		843,993
LITHUANIA — 0.03%
Lithuania Government International Bond
6.13%, 03/09/21[d]	100	112,000
7.38%, 02/11/20[d]	100	113,900

		225,900
MALAYSIA — 0.02%
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25[d]	200	194,140

		194,140
MEXICO — 0.20%
Mexico Government International Bond
3.50%, 01/21/21	100	102,110
3.63%, 03/15/22	300	302,223
4.00%, 10/02/23	150	151,258
4.75%, 03/08/44	300	274,749
5.55%, 01/21/45	300	307,275
5.75%, 10/12/49	100	93,156
5.95%, 03/19/19	200	216,764
6.05%, 01/11/40	100	109,095

		1,556,630
MOROCCO — 0.03%
Morocco Government International Bond
4.25%, 12/11/22[d]	200	205,300

		205,300
NORWAY — 0.03%
Kommunalbanken AS
2.13%, 03/15/19[b]	250	252,283

		252,283
OMAN — 0.02%
Oman Government International Bond
4.75%, 06/15/26[d]	200	192,000

		192,000

208

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
PAKISTAN — 0.03%
Pakistan Government International Bond
8.25%, 09/30/25[d]	$200	$224,189

		224,189
PANAMA — 0.09%
Panama Government International Bond
5.20%, 01/30/20	100	107,877
6.70%, 01/26/36	350	433,895
7.13%, 01/29/26	100	124,844

		666,616
PARAGUAY — 0.03%
Paraguay Government International Bond
6.10%, 08/11/44[d]	200	202,612

		202,612
PERU — 0.05%
Peruvian Government International Bond
4.13%, 08/25/27	100	106,071
5.63%, 11/18/50	200	231,234
7.13%, 03/30/19	75	83,243

		420,548
PHILIPPINES — 0.13%
Philippine Government International Bond
3.95%, 01/20/40	200	200,948
5.00%, 01/13/37	200	230,000
6.38%, 01/15/32	100	129,037
6.38%, 10/23/34	100	131,944
6.50%, 01/20/20	200	225,988
9.50%, 02/02/30	50	78,795

		996,712
POLAND — 0.08%
Republic of Poland Government International Bond
4.00%, 01/22/24	166	171,395
5.00%, 03/23/22	200	218,000
6.38%, 07/15/19	200	221,250

		610,645
QATAR — 0.10%
Qatar Government International Bond
3.25%, 06/02/26[d]	200	195,540
4.50%, 01/20/22[b]	200	215,000

Security	Principal (000s)	Value
4.63%, 06/02/46[d]	$200	$203,128
6.40%, 01/20/40[b]	100	127,636

		741,304
ROMANIA — 0.04%
Romanian Government International Bond
4.88%, 01/22/24[d]	200	212,663
6.75%, 02/07/22[d]	100	114,250

		326,913

RUSSIA — 0.18%
Russian Foreign Bond-Eurobond
3.50%, 01/16/19[d]	200	204,300
4.50%, 04/04/22[d]	200	208,774
4.88%, 09/16/23[d]	200	211,820
5.00%, 04/29/20[d]	200	213,500
5.63%, 04/04/42[d]	200	216,716
7.50%, 03/31/30[d,g]	278	333,701

		1,388,811

SAUDI ARABIA — 0.08%
Saudi Government International Bond
2.38%, 10/26/21[d]	400	389,600
4.50%, 10/26/46[d]	200	195,643

		585,243

SERBIA — 0.03%
Serbia International Bond
4.88%, 02/25/20[d]	200	205,250

		205,250

SLOVENIA — 0.03%
Slovenia Government International Bond
4.13%, 02/18/19[b]	200	207,000

		207,000

SOUTH AFRICA — 0.05%
Republic of South Africa Government International Bond
6.25%, 03/08/41	153	171,169
6.88%, 05/27/19	200	217,750

		388,919

209

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
SOUTH KOREA — 0.09%
Export-Import Bank of Korea
1.50%, 10/21/19	$200	$197,428
2.88%, 01/21/25	200	195,086
4.00%, 01/29/21	100	104,917
Korea International Bond
3.88%, 09/11/23	200	215,186

		712,617

SRI LANKA — 0.05%
Sri Lanka Government International Bond
5.13%, 04/11/19[d]	200	202,987
6.83%, 07/18/26[d]	200	199,524

		402,511

SUPRANATIONAL — 1.26%
African Development Bank
0.88%, 03/15/18	100	99,572
1.00%, 05/15/19	275	271,400
1.25%, 07/26/21	50	48,108
1.63%, 10/02/18	150	150,561
Asian Development Bank
0.88%, 04/26/18	50	49,787
1.50%, 09/28/18	50	50,127
1.50%, 01/22/20	100	99,527
1.88%, 02/18/22	250	246,320
2.00%, 01/22/25	250	239,755
2.00%, 04/24/26	100	94,776
Corp. Andina de Fomento
2.00%, 05/10/19	100	99,675
2.13%, 09/27/21	50	48,772
4.38%, 06/15/22	100	106,412
Council of Europe Development Bank
1.63%, 03/10/20	250	248,602
European Bank for Reconstruction & Development
1.63%, 11/15/18	100	100,418
1.75%, 06/14/19	50	50,159
1.88%, 02/23/22	100	98,335
European Investment Bank
1.00%, 06/15/18	25	24,889
1.13%, 08/15/19	250	246,605

Security	Principal (000s)	Value
1.25%, 05/15/19	$250	$248,020
1.25%, 12/16/19	150	147,749
1.38%, 06/15/20	350	344,029
1.63%, 03/16/20	100	99,360
1.88%, 03/15/19	250	251,680
1.88%, 02/10/25	200	189,104
2.00%, 03/15/21	50	49,750
2.13%, 04/13/26	100	95,265
2.25%, 08/15/22	300	298,614
2.50%, 04/15/21	50	50,755
2.88%, 09/15/20	250	257,917
3.25%, 01/29/24	300	313,497
4.88%, 02/15/36	100	124,453
Inter-American Development Bank
1.13%, 09/12/19	100	98,744
1.75%, 10/15/19	350	351,060
1.88%, 06/16/20	100	100,270
3.00%, 10/04/23	300	310,926
3.00%, 02/21/24	100	103,333
3.20%, 08/07/42	30	28,867
4.25%, 09/10/18	100	104,597
4.38%, 01/24/44	50	58,121
International Bank for Reconstruction & Development
0.88%, 07/19/18	25	24,854
0.88%, 08/15/19	350	344,137
1.00%, 10/05/18	250	248,622
1.13%, 11/27/19	340	335,349
1.13%, 08/10/20	100	97,683
1.25%, 07/26/19	250	248,210
1.38%, 05/24/21	250	243,580
1.63%, 03/09/21	100	98,664
1.63%, 02/10/22	250	243,807
1.88%, 10/07/19	100	100,716
2.50%, 11/25/24	250	249,245
2.50%, 07/29/25	150	148,574
7.63%, 01/19/23	250	323,335
International Finance Corp.
1.63%, 07/16/20	175	174,163
1.75%, 09/04/18	425	427,788
1.75%, 09/16/19	25	25,100
2.13%, 04/07/26	150	143,694

210

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Nordic Investment Bank
1.50%, 09/29/20	$250	$247,027

		9,724,459

SWEDEN — 0.11%
Svensk Exportkredit AB
1.13%, 08/28/19	700	688,961
Sweden Government International Bond
1.13%, 03/15/19[b]	200	198,563

		887,524

TURKEY — 0.23%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24[d]	200	185,438
Turkey Government International Bond
4.25%, 04/14/26	200	178,960
4.88%, 10/09/26	200	186,376
4.88%, 04/16/43	200	163,078
5.63%, 03/30/21	200	205,840
6.00%, 01/14/41	200	186,767
6.25%, 09/26/22	200	209,162
6.75%, 05/30/40	100	101,860
6.88%, 03/17/36	60	62,100
7.38%, 02/05/25	20	22,042
7.50%, 11/07/19	250	271,250

		1,772,873

UKRAINE — 0.08%
Ukraine Government International Bond
7.75%, 09/01/20[d]	312	305,173
7.75%, 09/01/23[d]	200	189,228
7.75%, 09/01/27[d]	100	92,132

		586,533

UNITED ARAB EMIRATES — 0.03%
Abu Dhabi Government International Bond
3.13%, 05/03/26[d]	200	197,832

		197,832

Security	Principal (000s)	Value
URUGUAY — 0.07%
Uruguay Government International Bond
4.50%, 08/14/24	$250	$263,865
5.10%, 06/18/50	200	186,992
8.00%, 11/18/22	75	92,800

		543,657

VENEZUELA — 0.07%
Venezuela Government International Bond
7.00%, 12/01/18[d]	50	36,635
7.00%, 03/31/38[d]	75	33,375
7.65%, 04/21/25[d]	100	46,380
7.75%, 10/13/19[d]	100	60,250
8.25%, 10/13/24[d]	50	23,750
9.00%, 05/07/23[d]	100	50,630
9.25%, 09/15/27	100	53,000
9.38%, 01/13/34	100	48,550
11.75%, 10/21/26[d]	200	117,500
11.95%, 08/05/31[d]	100	58,250
12.75%, 08/23/22[d]	75	49,125

		577,445

VIETNAM — 0.03%
Vietnam Government International Bond
4.80%, 11/19/24[d]	200	201,518

		201,518

ZAMBIA — 0.03%
Zambia Government International Bond
8.97%, 07/30/27[d]	200	199,760

		199,760

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $41,407,649)		41,069,333

MUNICIPAL DEBT OBLIGATIONS — 0.60%

CALIFORNIA — 0.25%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	60	81,940

211

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
Series S-1
6.79%, 04/01/30	$50	$61,081
7.04%, 04/01/50	50	70,923
California State Public Works Board RB BAB
Series G-2
8.36%, 10/01/34	60	84,937
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	50	69,240
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	50	73,341
Los Angeles Department of Power RB
Series A
6.60%, 07/01/50	50	69,916
Series D
6.57%, 07/01/45	100	137,913
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	150	187,302
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	60	76,109
State of California GO BAB
7.50%, 04/01/34	100	140,878
7.55%, 04/01/39	355	523,824
7.63%, 03/01/40	35	51,210
University of California RB
Series AH
1.80%, 07/01/19	20	20,099
Series AN
4.77%, 05/15/44 (Call 05/15/24)	50	52,201
Series AQ
4.77%, 05/15/15	100	94,501
Series J
4.13%, 05/15/45	100	98,355

		1,893,770

Security	Principal (000s)	Value
CONNECTICUT — 0.01%
State of Connecticut GO BAB
5.09%, 10/01/30	$50	$56,339

		56,339

GEORGIA — 0.00%
Municipal Electric Authority of Georgia RB BAB Project P, Series 2010A
7.06%, 04/01/57	25	28,373

		28,373

ILLINOIS — 0.09%
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	180	223,799
State of Illinois GO
4.95%, 06/01/23	50	50,795
5.10%, 06/01/33	350	321,307
State of Illinois GO BAB
Series 5
7.35%, 07/01/35	50	52,115

		648,016

MASSACHUSETTS — 0.02%
University of Massachusetts Building Authority RB BAB
5.45%, 11/01/40	150	174,439

		174,439

NEW JERSEY — 0.04%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29(NPFGC)	50	58,869
Series B
0.00%, 02/15/22(AGM)	100	81,884
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	75	104,726
Series F
7.41%, 01/01/40	25	36,327

212

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
New Jersey Transportation Trust Fund Authority RB BAB
Series C
5.75%, 12/15/28	$50	$51,680

		333,486

NEW YORK — 0.10%
City of New York NY GO BAB
5.97%, 03/01/36	100	125,195
Metropolitan Transportation Authority RB BAB
Series 2010-A
6.67%, 11/15/39	150	198,871
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
Series C-2
5.77%, 08/01/36	40	48,808
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	100	123,001
5.88%, 06/15/44	115	147,936
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	50	60,185
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	25	27,821
5.65%, 11/01/40(GOI)	25	30,406

		762,223

OHIO — 0.01%
Ohio State University (The) RB BAB
4.91%, 06/01/40	75	85,620

		85,620

OREGON — 0.02%
Oregon School Boards Association GOL
Series B
5.68%, 06/30/28(NPFGC)	100	117,959

		117,959

Security	Principal (000s)	Value

TEXAS — 0.04%
City of San Antonio TX Electric & Gas Systems Revenue RB
5.81%, 02/01/41	$50	$62,629
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	50	65,919
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	50	59,862
State of Texas GO BAB
5.52%, 04/01/39	100	127,060

		315,470

WASHINGTON — 0.02%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	30	37,051
State of Washington GO BAB
Series F
5.14%, 08/01/40	100	119,727

		156,778

WISCONSIN — 0.00%
State of Wisconsin RB
Series A
5.70%, 05/01/26(AGM)	20	23,242

		23,242

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $4,736,431)		4,595,715

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.81%

MORTGAGE-BACKED SECURITIES — 23.76%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	71	71,209
2.50%, 11/01/31[i]	4,880	4,879,237
2.50%, 11/01/46[i]	250	236,133
3.00%, 05/01/29	67	68,904
3.00%, 05/01/30	153	157,257
3.00%, 06/01/30	75	77,804
3.00%, 07/01/30	163	167,542
3.00%, 12/01/30	1,841	1,892,149

213

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
3.00%, 02/01/31	$56	$57,544
3.00%, 05/01/31	61	62,784
3.00%, 06/01/31	41	42,218
3.00%, 11/01/31[i]	1,624	1,666,376
3.00%, 11/01/46[i]	8,059	7,969,595
3.00%, 12/01/46	2,999	2,971,057
3.50%, 11/01/31[i]	2,040	2,126,063
3.50%, 04/01/43	53	54,610
3.50%, 01/01/44	168	172,395
3.50%, 09/01/44	45	46,150
3.50%, 12/01/45	324	331,628
3.50%, 01/01/46	40	40,662
3.50%, 03/01/46	233	237,884
3.50%, 05/01/46	314	321,432
3.50%, 06/01/46	330	337,532
3.50%, 07/01/46	471	480,665
3.50%, 08/01/46	1,146	1,171,812
3.50%, 09/01/46	240	245,233
3.50%, 10/01/46	95	97,485
3.50%, 11/01/46	1,088	1,111,196
3.50%, 11/01/46[i]	2,267	2,314,820
3.50%, 12/01/46	3,843	3,928,198
3.50%, 01/01/47	1,788	1,828,042
3.50%, 02/01/47	1,697	1,734,952
4.00%, 11/01/31[i]	615	630,279
4.00%, 07/01/44	91	95,358
4.00%, 06/01/45	94	98,252
4.00%, 08/01/45	266	279,917
4.00%, 11/01/45	773	812,047
4.00%, 12/01/45	832	874,272
4.00%, 01/01/46	473	496,547
4.00%, 03/01/46	109	114,558
4.00%, 04/01/46	66	69,228
4.00%, 05/01/46	84	88,474
4.00%, 10/01/46	272	286,152
4.00%, 11/01/46	1,419	1,489,923
4.00%, 11/01/46[i]	1,787	1,874,440
4.00%, 01/01/47	136	142,816
4.00%, 02/01/47	282	295,398
4.50%, 11/01/31[i]	175	178,992
4.50%, 05/01/42	289	311,349
4.50%, 01/01/45	209	225,009
4.50%, 03/01/46	54	58,162

Security	Principal (000s)	Value
4.50%, 04/01/46	$50	$53,797
4.50%, 05/01/46	38	40,426
4.50%, 06/01/46	37	40,332
4.50%, 07/01/46	59	63,031
4.50%, 08/01/46	18	19,688
4.50%, 09/01/46	323	348,028
4.50%, 11/01/46[i]	737	791,699
5.00%, 11/01/46[i]	1,325	1,438,867
5.50%, 11/01/46[i]	1,225	1,357,645
Federal National Mortgage Association
1.00%, 02/01/45	204	219,999
1.00%, 08/01/45	250	269,378
2.50%, 03/01/30	357	358,108
2.50%, 07/01/30	343	344,231
2.50%, 08/01/30	94	94,735
2.50%, 12/01/30	117	117,622
2.50%, 01/01/31	93	93,565
2.50%, 10/01/31	354	354,294
2.50%, 11/01/31[i]	5,503	5,502,140
2.50%, 11/01/46[i]	455	431,539
3.00%, 10/01/27	215	221,752
3.00%, 04/01/30	264	270,720
3.00%, 07/01/30	218	223,582
3.00%, 08/01/30	790	811,231
3.00%, 09/01/30	1,461	1,500,153
3.00%, 10/01/30	585	600,482
3.00%, 11/01/30	147	151,224
3.00%, 12/01/30	316	324,997
3.00%, 03/01/31	59	60,822
3.00%, 09/01/31	43	43,704
3.00%, 10/01/31	163	166,940
3.00%, 11/01/31[i]	1,379	1,414,768
3.00%, 01/01/32	126	129,349
3.00%, 01/01/37	722	728,723
3.00%, 12/01/42	847	843,080
3.00%, 11/01/45	118	116,530
3.00%, 10/01/46	115	114,451
3.00%, 11/01/46[i]	13,109	12,975,862
3.00%, 12/01/46	143	141,834
3.00%, 01/01/47	709	703,150
3.50%, 01/01/27	19	19,303
3.50%, 12/01/29	43	45,284

214

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
3.50%, 07/01/30	$777	$810,772
3.50%, 10/01/30	103	107,412
3.50%, 03/01/31	401	419,112
3.50%, 06/01/31	477	498,652
3.50%, 11/01/31[i]	1,083	1,127,843
3.50%, 01/01/32	208	217,798
3.50%, 03/01/45	335	342,619
3.50%, 05/01/45	177	180,969
3.50%, 07/01/45	434	443,404
3.50%, 11/01/45	462	472,679
3.50%, 12/01/45	4,399	4,498,246
3.50%, 01/01/46	471	482,112
3.50%, 02/01/46	588	601,166
3.50%, 03/01/46	3,807	3,894,244
3.50%, 04/01/46	669	683,965
3.50%, 05/01/46	217	221,621
3.50%, 06/01/46	458	468,667
3.50%, 07/01/46	557	569,372
3.50%, 08/01/46	516	527,510
3.50%, 09/01/46	171	175,404
3.50%, 10/01/46	55	56,304
3.50%, 11/01/46	48	49,281
3.50%, 11/01/46[i]	4,736	4,839,600
3.50%, 12/01/46	25	25,520
3.50%, 01/01/47	2,097	2,144,353
4.00%, 11/01/31[i]	694	711,350
4.00%, 06/01/42	6,245	6,579,130
4.00%, 10/01/44	37	39,065
4.00%, 12/01/44	296	310,752
4.00%, 02/01/45	665	698,122
4.00%, 05/01/45	369	387,806
4.00%, 07/01/45	232	243,910
4.00%, 08/01/45	784	824,545
4.00%, 09/01/45	583	612,987
4.00%, 11/01/45	1,699	1,785,706
4.00%, 01/01/46	243	255,473
4.00%, 03/01/46	33	35,145
4.00%, 04/01/46	820	860,816
4.00%, 07/01/46	722	758,566
4.00%, 08/01/46	65	68,302
4.00%, 11/01/46	117	122,520
4.00%, 11/01/46[i]	259	271,183
4.00%, 02/01/47	101	106,264

Security	Principal (000s)	Value
4.50%, 11/01/31[i]	$785	$804,380
4.50%, 06/01/41	44	47,999
4.50%, 01/01/42	40	43,796
4.50%, 09/01/42	174	187,152
4.50%, 08/01/43	404	434,225
4.50%, 04/01/44	612	659,842
4.50%, 10/01/45	127	136,852
4.50%, 04/01/46	46	49,773
4.50%, 08/01/46	33	35,415
4.50%, 09/01/46	87	93,599
4.50%, 10/01/46	100	107,619
4.50%, 11/01/46[i]	3,006	3,230,980
5.00%, 11/01/31[i]	293	299,547
5.00%, 06/01/39	29	31,632
5.00%, 02/01/41	122	133,669
5.00%, 04/01/41	1,244	1,358,472
5.00%, 10/01/41	56	61,374
5.00%, 01/01/42	160	175,138
5.00%, 05/01/42	128	139,921
5.00%, 11/01/46[i]	1,330	1,448,038
5.50%, 11/01/46[i]	3,455	3,832,891
Series 2014-M13, Class A2
3.02%, 08/25/24[a]	10	10,121
Series 2014-M2, Class ASV2
2.78%, 06/25/21[a]	481	491,818
FHLMC Multifamily Structured Pass Through Certificates
Series K017, Class A2
2.87%, 12/25/21	1,250	1,283,025
Series K020, Class A2
2.37%, 05/25/22	50	50,122
Series K034, Class A2
3.53%, 07/25/23[a]	1,000	1,058,490
Series K036, Class A2
3.53%, 10/25/23[a]	750	792,188
Government National Mortgage Association
2.50%, 05/20/45	227	219,446
2.50%, 11/01/46[i]	225	217,547
3.00%, 03/15/43	33	33,392
3.00%, 11/20/43	73	73,852
3.00%, 12/20/43	94	95,615
3.00%, 06/20/45	443	447,630

215

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
3.00%, 11/20/45	$120	$120,853
3.00%, 12/20/45	243	245,403
3.00%, 11/01/46[i]	13,159	13,272,085
3.50%, 05/20/45	838	869,352
3.50%, 08/20/45	505	524,245
3.50%, 09/20/45	2,964	3,074,829
3.50%, 10/20/45	321	332,714
3.50%, 11/20/45	188	195,137
3.50%, 12/20/45	1,726	1,791,321
3.50%, 08/20/46	169	175,228
3.50%, 09/20/46	2,626	2,723,529
3.50%, 10/20/46	863	895,038
3.50%, 11/01/46[i]	2,824	2,925,488
3.50%, 11/20/46	3,028	3,140,288
3.50%, 12/20/46	2,116	2,195,156
4.00%, 09/20/45	124	130,806
4.00%, 01/20/46	1,055	1,116,108
4.00%, 06/20/46	116	122,349
4.00%, 09/20/46	330	348,998
4.00%, 11/01/46[i]	5,470	5,780,785
4.00%, 11/20/46	439	464,343
4.00%, 01/20/47	314	332,332
4.50%, 04/15/40	59	64,212
4.50%, 11/20/45	299	320,754
4.50%, 08/20/46	335	359,436
4.50%, 09/20/46	360	386,303
4.50%, 10/20/46	310	333,279
4.50%, 11/01/46[i]	2,261	2,423,509
4.50%, 11/20/46	157	168,275
4.50%, 01/20/47	339	363,625
5.00%, 07/20/46	86	93,127
5.00%, 11/01/46[i]	1,935	2,075,288

		182,848,828
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.55%
Federal Home Loan Banks
1.00%, 09/26/19	200	197,660
1.13%, 07/14/21	600	581,184
1.38%, 11/15/19	200	199,206
Federal Home Loan Mortgage Corp.
0.00%, 12/14/29	200	128,394
0.75%, 01/12/18	440	439,437
0.88%, 10/12/18	550	547,404
1.25%, 08/01/19	200	199,184

Security	Principal (000s)	Value
1.38%, 05/01/20	$1,090	$1,082,032
2.38%, 01/13/22	300	304,887
6.75%, 09/15/29	1,500	2,081,025
Federal National Mortgage Association
1.13%, 04/27/17	125	125,177
1.13%, 12/14/18	500	499,045
1.25%, 08/17/21	350	339,314
1.38%, 02/26/21	200	196,338
1.63%, 01/21/20	90	90,249
1.75%, 09/12/19	2,100	2,117,178
1.88%, 09/18/18	450	455,206
2.63%, 09/06/24	1,460	1,476,031
6.25%, 05/15/29	500	666,560
6.63%, 11/15/30	140	195,296

		11,920,807

U.S. GOVERNMENT OBLIGATIONS — 31.50%
U.S. Treasury Note/Bond
0.75%, 07/15/19	2,000	1,971,400
0.88%, 11/30/17	4,000	4,002,800
0.88%, 07/15/18	1,500	1,497,075
0.88%, 10/15/18	2,000	1,991,900
0.88%, 04/15/19	500	495,540
0.88%, 05/15/19	2,000	1,980,060
1.00%, 08/15/18	1,500	1,499,055
1.00%, 11/15/19	3,000	2,965,650
1.00%, 11/30/19	12,800	12,649,088
1.13%, 01/15/19	1,000	998,600
1.13%, 03/31/20	1,000	987,900
1.13%, 04/30/20	500	493,425
1.13%, 02/28/21	1,000	974,610
1.13%, 06/30/21	1,000	970,000
1.13%, 07/31/21	2,500	2,421,750
1.13%, 09/30/21	2,000	1,932,980
1.25%, 11/15/18	5,200	5,209,360
1.25%, 11/30/18	2,400	2,403,432
1.25%, 12/15/18	7,500	7,509,600
1.25%, 01/31/20	9,250	9,187,840
1.25%, 02/29/20	1,000	992,340
1.25%, 10/31/21	1,400	1,359,358
1.38%, 06/30/18	1,500	1,507,950
1.38%, 07/31/18	500	502,545

216

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal (000s)	Value
1.38%, 11/30/18	$1,500	$1,505,715
1.38%, 12/31/18	7,700	7,726,334
1.38%, 02/29/20	1,000	995,770
1.38%, 05/31/20	500	496,645
1.38%, 08/31/20	1,000	990,940
1.38%, 04/30/21	2,750	2,701,573
1.38%, 06/30/23	750	713,625
1.38%, 08/31/23	3,400	3,226,838
1.38%, 09/30/23	1,500	1,422,255
1.50%, 08/31/18	9,100	9,159,605
1.50%, 12/31/18	3,500	3,520,160
1.50%, 10/31/19	1,750	1,753,815
1.50%, 11/30/19	3,500	3,505,880
1.50%, 05/31/20	2,500	2,493,175
1.50%, 01/31/22	4,900	4,799,795
1.50%, 03/31/23	2,250	2,164,658
1.50%, 08/15/26	700	643,608
1.63%, 04/30/19	950	956,802
1.63%, 06/30/19	100	100,657
1.63%, 07/31/19	2,500	2,515,825
1.63%, 11/30/20	1,800	1,794,492
1.63%, 04/30/23	800	774,632
1.63%, 02/15/26	2,800	2,615,816
1.75%, 12/31/20	400	400,328
1.75%, 11/30/21	1,200	1,192,488
1.75%, 02/28/22	2,500	2,476,225
1.75%, 09/30/22	1,000	982,720
1.75%, 01/31/23	1,000	978,620
1.88%, 06/30/20	1,400	1,413,538
1.88%, 11/30/21	2,000	1,997,240
2.00%, 08/31/21	1,500	1,508,205
2.00%, 10/31/21	8,000	8,034,480
2.00%, 02/15/22	5,400	5,415,282
2.00%, 11/30/22	3,500	3,480,295
2.00%, 02/15/25	1,100	1,070,795
2.00%, 08/15/25	850	823,327
2.00%, 11/15/26	1,500	1,441,575
2.13%, 08/31/20	2,000	2,033,720
2.13%, 01/31/21	1,000	1,014,450
2.13%, 08/15/21	1,000	1,011,210
2.13%, 11/30/23	2,000	1,987,580
2.25%, 11/30/17	10,000	10,118,800
2.25%, 07/31/18	2,500	2,545,250

Security	Principal (000s)	Value
2.25%, 03/31/21	$500	$509,310
2.25%, 12/31/23	2,000	2,001,460
2.25%, 01/31/24	2,000	2,000,460
2.25%, 11/15/24	940	934,022
2.25%, 08/15/46	1,500	1,262,040
2.38%, 05/31/18	600	610,980
2.50%, 05/15/24	3,050	3,096,207
2.50%, 02/15/45	100	89,334
2.50%, 02/15/46	2,100	1,870,428
2.50%, 05/15/46	1,300	1,157,364
2.88%, 05/15/43	600	581,400
2.88%, 08/15/45	2,000	1,928,340
2.88%, 11/15/46	2,200	2,124,672
3.00%, 11/15/44	5,660	5,603,683
3.00%, 05/15/45	200	197,756
3.00%, 11/15/45	1,000	988,260
3.13%, 05/15/21	800	843,096
3.13%, 11/15/41	2,810	2,859,793
3.13%, 08/15/44	580	588,445
3.38%, 05/15/44	1,120	1,190,134
3.63%, 02/15/44	450	499,401
3.88%, 08/15/40	1,700	1,955,782
4.25%, 05/15/39	775	941,462
4.25%, 11/15/40	2,500	3,038,625
4.38%, 05/15/40	650	803,478
4.38%, 05/15/41	1,600	1,982,464
4.50%, 02/15/36	1,900	2,401,296
4.63%, 02/15/40	700	895,139
4.75%, 02/15/41	1,300	1,695,915
5.00%, 05/15/37	150	201,150
5.38%, 02/15/31	700	932,736
6.00%, 02/15/26	1,700	2,195,601
6.25%, 05/15/30	1,480	2,092,528
6.63%, 02/15/27	2,000	2,739,420
6.75%, 08/15/26	3,750	5,126,663
7.63%, 11/15/22	2,000	2,606,240
8.00%, 11/15/21	400	511,520
8.13%, 05/15/21	600	755,280
8.50%, 02/15/20	1,972	2,383,083
8.75%, 05/15/20	2,500	3,073,600
9.00%, 11/15/18	1,800	2,052,540

		242,330,108

217

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Security	Principal or Shares (000s)	Value
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $442,573,734)		$437,099,743

SHORT-TERM INVESTMENTS — 13.65%

MONEY MARKET FUNDS — 13.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[j,k,l]	101,021	101,051,274
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[j,k],l	3,961	3,961,147

		105,012,421

TOTAL SHORT-TERM INVESTMENTS (Cost: $104,990,369)		105,012,421

TOTAL INVESTMENTS IN SECURITIES — 112.80% (Cost: $875,384,029)[m]		867,877,754
Other Assets, Less Liabilities — (12.80)%		(98,492,279)

NET ASSETS — 100.00%		$769,385,475

BAB — Build America Bond

CMT — Constant Maturity Treasury

FRN — Floating Rate Note

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

RB — Revenue Bond

VRN — Variable Rate Note

Insured by:

AGM — Assured Guaranty Municipal Corp.

NPFGC — National Public Finance Guarantee Corp.

[a]	Variable rate note.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

[e]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[f]	Affiliated issuer. See Schedule 1.
[g]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[h]	Investments are denominated in U.S. dollars.
[i]	To-be-announced (TBA).
[j]	Affiliated money market fund.
[k]	The rate quoted is the annualized seven-day yield of the fund at period end.
[l]	All or a portion of this security represents an investment of securities lending collateral.
[m]	The cost of investments for federal income tax purposes was $875,388,554. Net unrealized depreciation was $7,510,800, of which $4,186,576 represented gross unrealized appreciation on securities and $11,697,376 represented gross unrealized depreciation on securities.
[n]	Issuer is in default of interest payments.

218

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.20%, 01/28/19	$500	$—	$—	$500	$503,280	$2,061	$—
2.45%, 11/05/20	—	300	—	300	300,990	1,106	—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	25	—	—	25	24,891	178	—

					$829,161	$3,345	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Asset-backed securities	$—	$2,308,522	$—	$2,308,522
Collateralized mortgage obligations	—	8,156,159	—	8,156,159
Corporate bonds & notes	—	269,635,861	—	269,635,861
Foreign government obligations	—	41,069,333	—	41,069,333
Municipal debt obligations	—	4,595,715	—	4,595,715
U.S. government & agency obligations	—	437,099,743	—	437,099,743
Money market funds	105,012,421	—	—	105,012,421

Total	$105,012,421	$762,865,333	$—	$867,877,754

219

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.79%

EXCHANGE-TRADED FUNDS — 100.79%
iShares International High Yield Bond ETF[a]	28,017	$1,319,601

		1,319,601

TOTAL INVESTMENT COMPANIES
(Cost: $1,302,782)		1,319,601

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[b,c]	625	625

		625

TOTAL SHORT-TERM INVESTMENTS
(Cost: $625)		625

TOTAL INVESTMENTS IN SECURITIES — 100.84%
(Cost: $1,303,407)[d]		1,320,226
Other Assets, Less Liabilities — (0.84)%		(10,982)

NET ASSETS — 100.00%		$1,309,244

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $1,303,407. Net unrealized appreciation was $16,819, of which $16,819 represented gross unrealized appreciation on securities and $ - represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares International High Yield Bond ETF	27,503	1,184	(670)	28,017	$1,319,601	$—	$(244)

220

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of January 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CAD	45,000	USD	34,349	MS	02/03/2017	$235
EUR	1,113,000	USD	1,190,889	MS	02/03/2017	10,634
GBP	83,000	USD	104,112	MS	02/03/2017	304
CAD	1,000	USD	767	MS	03/03/2017	1

						11,174

USD	33,219	CAD	45,000	BNP	02/03/2017	(1,363)
USD	1,165,815	EUR	1,112,000	BNP	02/03/2017	(34,629)
USD	1,047	EUR	1,000	CITI	02/03/2017	(33)
USD	101,692	GBP	83,000	BNP	02/03/2017	(2,723)
EUR	18,000	USD	19,474	MS	03/03/2017	(22)
GBP	2,000	USD	2,518	MS	03/03/2017	—
USD	34,359	CAD	45,000	MS	03/03/2017	(233)
USD	1,192,187	EUR	1,113,000	MS	03/03/2017	(10,599)
USD	104,163	GBP	83,000	MS	03/03/2017	(305)

						(49,907)

		Net unrealized depreciation				$(38,733)

Counterparties:

BNP  —  BNP Paribas SA

CITI  —  Citibank N.A. London

MS  —  Morgan Stanley and Co. International PLC

Currency abbreviations:

CAD  —  Canadian Dollar

EUR  —  Euro

GBP  —  British Pound

USD  —  United States Dollar

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$1,319,601	$—	$—	$1,319,601
Money market funds	625	—	—	625

Total	$1,320,226	$—	$—	$1,320,226

Derivative financial instruments:[a]
Assets:
Forward currency contracts	$—	$11,174	$—	$11,174
Liabilities:
Forward currency contracts	—	(49,907)	—	(49,907)

Total	$—	$(38,733)	$—	$(38,733)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

221

Schedule of Investments (Unaudited)

iSHARES® FLOATING RATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 83.15%

AEROSPACE & DEFENSE — 0.21%
United Technologies Corp.
FRN, (3 mo. LIBOR US + 0.350%)
1.24%, 11/01/19	$9,480	$9,524,224

		9,524,224
AGRICULTURE — 0.14%
BAT International Finance PLC
FRN, (3 mo. LIBOR US + 0.510%)
1.47%, 06/15/18[a]	6,139	6,145,213

		6,145,213
AUTO MANUFACTURERS — 6.21%
American Honda Finance Corp.
FRN, (3 mo. LIBOR US + 0.170%)
1.19%, 07/14/17	8,645	8,652,893
FRN, (3 mo. LIBOR US + 0.280%)
1.19%, 11/19/18	3,250	3,254,443
FRN, (3 mo. LIBOR US + 0.310%)
1.26%, 12/11/17	6,350	6,358,268
FRN, (3 mo. LIBOR US + 0.450%)
1.45%, 09/20/17[b]	12,800	12,828,813
FRN, (3 mo. LIBOR US + 0.825%)
1.74%, 02/22/19	1,350	1,365,449
Daimler Finance North America LLC
FRN, (3 mo. LIBOR US + 0.300%)
1.23%, 03/02/17[a]	3,000	3,000,582
FRN, (3 mo. LIBOR US + 0.340%)
1.23%, 08/01/17[a]	8,500	8,506,171
FRN, (3 mo. LIBOR US + 0.350%)
1.30%, 03/10/17[a]	8,700	8,702,949
FRN, (3 mo. LIBOR US + 0.420%)
1.35%, 03/02/18[a]	12,700	12,715,037

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.620%)
1.66%, 10/30/19[a]	$1,165	$1,165,669
FRN, (3 mo. LIBOR US + 0.630%)
1.00%, 01/06/20[a]	1,000	1,003,163
FRN, (3 mo. LIBOR US + 0.710%)
1.59%, 08/03/17[a,b]	9,365	9,386,839
Ford Motor Credit Co. LLC
FRN, (3 mo. LIBOR US + 0.570%)
1.52%, 12/06/17	3,000	3,001,698
FRN, (3 mo. LIBOR US + 0.630%)
1.63%, 03/27/17	9,050	9,057,530
FRN, (3 mo. LIBOR US + 0.830%)
1.73%, 08/12/19	6,050	6,049,885
FRN, (3 mo. LIBOR US + 0.900%)
1.86%, 06/15/18	3,736	3,752,804
FRN, (3 mo. LIBOR US + 0.930%)
1.81%, 11/04/19	5,275	5,285,344
FRN, (3 mo. LIBOR US + 0.940%)
1.95%, 01/09/18[b]	10,142	10,178,542
FRN, (3 mo. LIBOR US + 1.000%)
2.01%, 01/09/20	6,850	6,870,790
FRN, (3 mo. LIBOR US + 1.580%)
2.59%, 01/08/19	4,000	4,069,896
Series 1
FRN, (3 mo. LIBOR US + 0.830%)
1.78%, 03/12/19	14,850	14,873,285
General Motors Financial Co. Inc.
FRN, (3 mo. LIBOR US + 1.270%)
2.27%, 10/04/19	2,000	2,018,396
FRN, (3 mo. LIBOR US + 1.360%)
2.37%, 04/10/18	15,220	15,346,128

222

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 1.550%)
2.57%, 01/14/22	$5,500	$5,563,525
Hyundai Capital Services Inc.
FRN, (3 mo. LIBOR US + 0.800%)
1.79%, 03/18/17[c]	1,700	1,701,598
1.79%, 03/18/17[a]	5,865	5,870,513
Nissan Motor Acceptance Corp.
FRN, (3 mo. LIBOR US + 0.520%)
1.48%, 09/13/19[a]	5,650	5,649,621
FRN, (3 mo. LIBOR US + 0.550%)
1.49%, 03/03/17[a]	12,520	12,525,897
FRN, (3 mo. LIBOR US + 0.800%)
1.81%, 04/06/18[a]	11,035	11,091,841
FRN, (3 mo. LIBOR US + 0.890%)
1.91%, 01/13/22[a]	5,000	5,022,650
Toyota Motor Credit Corp.
FRN, (3 mo. LIBOR US + 0.190%)
1.10%, 02/16/17	800	800,099
FRN, (3 mo. LIBOR US + 0.200%)
1.11%, 05/16/17	9,600	9,602,256
FRN, (3 mo. LIBOR US + 0.260%)
1.27%, 01/09/19	250	250,194
FRN, (3 mo. LIBOR US + 0.320%)
1.34%, 01/12/18[b]	8,579	8,590,187
FRN, (3 mo. LIBOR US + 0.370%)
1.32%, 03/12/20[b]	8,574	8,582,548
FRN, (3 mo. LIBOR US + 0.380%)
1.39%, 04/06/18	6,300	6,312,802
FRN, (3 mo. LIBOR US + 0.440%)
1.46%, 10/18/19[b]	9,000	9,036,630

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.690%)
1.70%, 01/11/22[b]	$3,750	$3,772,414
FRN, (3 mo. LIBOR US + 0.820%)
1.73%, 02/19/19	12,596	12,753,790
Volkswagen Group of America Finance LLC
FRN, (3 mo. LIBOR US + 0.370%)
1.29%, 05/23/17[a]	3,800	3,799,571
FRN, (3 mo. LIBOR US + 0.440%)
1.35%, 11/20/17[a]	4,575	4,564,468
FRN, (3 mo. LIBOR US + 0.470%)
1.39%, 05/22/18[a]	3,000	2,986,674

		275,921,852
BANKS — 53.82%
ABN AMRO Bank NV
FRN, (3 mo. LIBOR US + 0.640%)
1.66%, 01/18/19[a]	1,500	1,503,363
American Express Bank FSB
FRN, (1 mo. LIBOR US + 0.300%)
1.07%, 06/12/17	6,368	6,372,184
ANZ New Zealand Int’l Ltd./London
FRN, (3 mo. LIBOR US + 1.000%)
2.04%, 01/25/22[a]	500	500,768
Australia & New Zealand Banking Group Ltd.
FRN, (3 mo. LIBOR US + 0.440%)
1.46%, 01/16/18[a]	3,300	3,303,287
FRN, (3 mo. LIBOR US + 0.660%)
1.66%, 09/23/19[a]	9,350	9,369,149
FRN, (3 mo. LIBOR US + 0.750%)
1.66%, 11/16/18[a,b]	5,000	5,027,840

223

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.990%)
1.92%, 06/01/21[a]	$4,840	$4,880,792
Australia & New Zealand Banking Group Ltd./New York NY
FRN, (3 mo. LIBOR US + 0.560%)
1.47%, 05/15/18[b]	11,180	11,223,322
FRN, (3 mo. LIBOR US + 0.870%)
1.79%, 11/23/21[a]	7,000	7,012,054
Banco Santander Chile
FRN, (3 mo. LIBOR US + 0.900%)
1.91%, 04/11/17[a]	4,080	4,075,104
Bank Nederlandse Gemeenten NV
FRN, (3 mo. LIBOR US + 0.070%)
1.09%, 07/14/17[a]	25,498	25,499,708
Bank of America Corp.
FRN, (3 mo. LIBOR US + 0.610%)
1.54%, 08/25/17	5,800	5,811,977
FRN, (3 mo. LIBOR US + 0.870%)
1.87%, 04/01/19	9,537	9,587,937
FRN, (3 mo. LIBOR US + 1.040%)
2.06%, 01/15/19	14,200	14,323,497
FRN, (3 mo. LIBOR US + 1.070%)
2.07%, 03/22/18	12,573	12,674,338
FRN, (3 mo. LIBOR US + 1.420%)
2.44%, 04/19/21	6,700	6,861,068
Bank of America N.A.
FRN, (3 mo. LIBOR US + 0.300%)
1.26%, 06/15/17[b]	21,625	21,625,649
FRN, (3 mo. LIBOR US + 0.420%)
1.30%, 05/08/17	500	500,387

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.450%)
1.39%, 06/05/17	$9,350	$9,359,808
FRN, (3 mo. LIBOR US + 0.470%)
1.37%, 02/14/17	8,500	8,501,938
FRN, (3 mo. LIBOR US + 0.760%)
1.71%, 12/07/18[b]	8,510	8,566,983
Bank of Montreal
FRN, (3 mo. LIBOR US + 0.250%)
1.27%, 07/14/17	4,350	4,353,049
FRN, (3 mo. LIBOR US + 0.600%)
1.55%, 12/12/19	6,790	6,805,889
1.61%, 04/09/18	2,550	2,559,185
FRN, (3 mo. LIBOR US + 0.610%)
1.65%, 07/31/18[b]	6,505	6,529,530
FRN, (3 mo. LIBOR US + 0.650%)
1.67%, 07/18/19	4,250	4,265,122
FRN, (3 mo. LIBOR US + 0.790%)
1.73%, 08/27/21	7,892	7,917,617
Bank of New York Mellon Corp. (The)
FRN, (3 mo. LIBOR US + 0.380%)
1.30%, 05/22/18	2,400	2,404,714
FRN, (3 mo. LIBOR US + 0.480%)
1.43%, 09/11/19[b]	2,900	2,912,389
FRN, (3 mo. LIBOR US + 0.560%)
1.45%, 08/01/18[b]	3,000	3,009,132
FRN, (3 mo. LIBOR US + 0.870%)
1.78%, 08/17/20	9,140	9,270,428
Series 1
FRN, (3 mo. LIBOR US + 0.440%)
1.39%, 03/06/18[b]	2,295	2,300,995

224

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Bank of Nova Scotia (The)
FRN, (3 mo. LIBOR US + 0.310%)
1.32%, 04/11/17	$9,550	$9,556,962
FRN, (3 mo. LIBOR US + 0.470%)
1.42%, 06/11/18	8,886	8,913,884
FRN, (3 mo. LIBOR US + 0.620%)
1.56%, 12/05/19[b]	5,000	5,006,050
FRN, (3 mo. LIBOR US + 0.830%)
1.85%, 01/15/19[b]	8,496	8,580,348
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
FRN, (3 mo. LIBOR US + 0.310%)
1.26%, 09/08/17[a,b]	3,450	3,449,717
FRN, (3 mo. LIBOR US + 0.410%)
1.36%, 03/10/17[a]	19,275	19,281,746
FRN, (3 mo. LIBOR US + 0.550%)
1.49%, 03/05/18[a]	6,120	6,120,275
FRN, (3 mo. LIBOR US + 1.020%)
1.98%, 09/14/18[a]	4,000	4,029,020
Barclays Bank PLC
FRN, (3 mo. LIBOR US + 0.580%)
1.49%, 02/17/17	8,800	8,802,332
Barclays PLC
FRN, (3 mo. LIBOR US + 2.110%)
2.99%, 08/10/21[b]	11,921	12,361,338
BB&T Corp.
FRN, (3 mo. LIBOR US + 0.570%)
1.57%, 06/15/20	19,500	19,538,922
FRN, (3 mo. LIBOR US + 0.660%)
1.55%, 02/01/19 (Call 01/02/19)	4,585	4,612,033
FRN, (3 mo. LIBOR US + 0.860%)
1.82%, 06/15/18 (Call 05/15/18)	5,325	5,364,075

Security	Principal (000s)	Value
BNP Paribas SA
FRN, (3 mo. LIBOR US + 0.460%)
1.34%, 05/07/17	$9,010	$9,016,812
FRN, (3 mo. LIBOR US + 0.480%)
1.47%, 03/17/17	4,992	4,994,601
BPCE SA
FRN, (3 mo. LIBOR US + 0.630%)
1.62%, 06/17/17	8,050	8,057,937
FRN, (3 mo. LIBOR US + 0.850%)
1.73%, 02/10/17	14,330	14,333,325
Branch Banking & Trust Co.
FRN, (3 mo. LIBOR US + 0.450%)
1.48%, 01/15/20	10,750	10,758,385
Canadian Imperial Bank of Commerce
FRN, (3 mo. LIBOR US + 0.520%)
1.47%, 09/06/19[b]	5,930	5,936,932
Capital One N.A./Mclean VA
FRN, (3 mo. LIBOR US + 0.765%)
1.72%, 09/13/19 (Call 08/13/19)	13,030	13,087,814
FRN, (3 mo. LIBOR US + 1.150%)
2.06%, 08/17/18 (Call 07/18/18)[b]	5,540	5,596,309
Citigroup Inc.
FRN, (3 mo. LIBOR US + 0.540%)
1.49%, 03/10/17	19,376	19,374,682
FRN, (3 mo. LIBOR US + 0.690%)
1.73%, 04/27/18	32,140	32,250,690
FRN, (3 mo. LIBOR US + 0.700%)
1.63%, 11/24/17[b]	16,400	16,449,610
FRN, (3 mo. LIBOR US + 0.770%)
1.78%, 04/08/19	1,850	1,856,235

225

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.790%)
1.80%, 01/10/20 (Call 12/10/19)	$5,000	$5,007,580
FRN, (3 mo. LIBOR US + 0.860%)
1.81%, 12/07/18	6,350	6,381,858
FRN, (3 mo. LIBOR US + 0.880%)
1.92%, 07/30/18[b]	14,070	14,146,667
FRN, (3 mo. LIBOR US + 0.930%)
1.88%, 06/07/19	17,230	17,348,370
FRN, (3 mo. LIBOR US + 1.070%)
2.02%, 12/08/21 (Call 11/08/21)	17,670	17,670,371
FRN, (3 mo. LIBOR US + 1.310%)
2.34%, 10/26/20	5,000	5,084,195
FRN, (3 mo. LIBOR US + 1.380%)
2.38%, 03/30/21[b]	8,550	8,706,200
FRN, (3 mo. LIBOR US + 1.700%)
2.61%, 05/15/18	17,980	18,272,175
Series 5
FRN, (3 mo. LIBOR US + 1.190%)
2.07%, 08/02/21[b]	11,680	11,794,032
Commonwealth Bank of Australia
FRN, (3 mo. LIBOR US + 0.270%)
1.22%, 09/08/17[a,b]	5,430	5,431,830
FRN, (3 mo. LIBOR US + 0.400%)
1.35%, 03/12/18[a,b]	9,930	9,941,261
FRN, (3 mo. LIBOR US + 0.640%)
1.52%, 11/07/19[a]	13,180	13,191,308
FRN, (3 mo. LIBOR US + 0.790%)
1.67%, 11/02/18[a]	7,865	7,912,316
FRN, (3 mo. LIBOR US + 0.830%)
1.78%, 09/06/21[a]	9,893	9,927,883

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 1.060%)
2.02%, 03/15/19[a]	$7,790	$7,873,345
Cooperatieve Rabobank UA/NY
FRN, (3 mo. LIBOR US + 0.330%)
1.37%, 04/28/17	11,850	11,856,316
FRN, (3 mo. LIBOR US + 0.510%)
1.40%, 08/09/19	12,280	12,302,251
FRN, (3 mo. LIBOR US + 0.830%)
1.84%, 01/10/22	2,500	2,506,550
Credit Agricole SA/London
FRN, (3 mo. LIBOR US + 0.545%)
1.50%, 06/12/17[a]	11,950	11,966,336
FRN, (3 mo. LIBOR US + 0.580%)
1.51%, 06/02/17[a]	1,000	1,001,214
FRN, (3 mo. LIBOR US + 0.800%)
1.82%, 04/15/19[a]	30,030	30,153,423
FRN, (3 mo. LIBOR US + 0.970%)
1.92%, 06/10/20[a]	2,000	2,008,708
FRN, (3 mo. LIBOR US + 1.430%)
2.44%, 01/10/22[a]	1,250	1,256,796
Credit Suisse AG/New York NY
FRN, (3 mo. LIBOR US + 0.490%)
1.43%, 05/26/17	9,820	9,823,928
FRN, (3 mo. LIBOR US + 0.680%)
1.72%, 04/27/18	5,000	5,004,510
FRN, (3 mo. LIBOR US + 0.690%)
1.73%, 01/29/18[b]	32,787	32,857,820
Credit Suisse Group Funding Guernsey Ltd.
FRN, (3 mo. LIBOR US + 2.290%)
3.31%, 04/16/21	5,250	5,448,455

226

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Danske Bank AS
FRN, (3 mo. LIBOR US + 0.580%)
1.53%, 09/06/19[a]	$7,880	$7,882,529
DBS Group Holdings Ltd.
FRN, (3 mo. LIBOR US + 0.500%)
1.52%, 07/16/19[a]	4,930	4,927,224
Deutsche Bank AG
FRN, (3 mo. LIBOR US + 1.310%)
2.22%, 08/20/20	6,050	5,953,684
FRN, (3 mo. LIBOR US + 1.450%)
2.47%, 01/18/19	6,000	6,024,306
FRN, (3 mo. LIBOR US + 1.910%)
2.79%, 05/10/19	8,450	8,569,339
Deutsche Bank AG/London
FRN, (3 mo. LIBOR US + 0.470%)
1.41%, 05/30/17	6,150	6,145,289
FRN, (3 mo. LIBOR US + 0.610%)
1.51%, 02/13/17	12,700	12,699,594
FRN, (3 mo. LIBOR US + 0.680%)
1.58%, 02/13/18	6,000	5,981,802
Dexia Credit Local SA
FRN, (3 mo. LIBOR US + 0.600%)
1.60%, 03/23/18[a]	12,050	12,080,366
Dexia Credit Local SA/New York NY
FRN, (3 mo. LIBOR US + 0.200%)
1.14%, 06/05/18[a]	7,730	7,704,591
Goldman Sachs Group Inc. (The)
FRN, (3 mo. LIBOR US + 0.625%)
1.57%, 06/04/17[b]	6,600	6,609,616
FRN, (3 mo. LIBOR US + 0.670%)
1.59%, 05/22/17[b]	24,105	24,140,916

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.800%)
1.76%, 12/15/17	$11,640	$11,679,425
1.76%, 12/13/19[b]	7,200	7,203,953
FRN, (3 mo. LIBOR US + 1.020%)
2.06%, 10/23/19	6,530	6,573,229
FRN, (3 mo. LIBOR US + 1.040%)
2.08%, 04/25/19	9,505	9,567,781
FRN, (3 mo. LIBOR US + 1.100%)
2.01%, 11/15/18	42,190	42,609,369
FRN, (3 mo. LIBOR US + 1.110%)
2.14%, 04/26/22 (Call 04/26/21)	12,000	11,992,440
FRN, (3 mo. LIBOR US + 1.160%)
2.20%, 04/23/20 (Call 03/23/20)	18,038	18,244,535
FRN, (3 mo. LIBOR US + 1.170%)
2.24%, 11/15/21 (Call 11/15/20)[b]	16,980	17,078,875
FRN, (3 mo. LIBOR US + 1.200%)
2.16%, 09/15/20 (Call 08/15/20)	17,815	17,995,929
2.24%, 04/30/18[b]	26,190	26,425,448
FRN, (3 mo. LIBOR US + 1.360%)
2.40%, 04/23/21 (Call 03/23/21)	13,440	13,629,692
FRN, (3 mo. LIBOR US + 1.750%)
2.79%, 10/28/27 (Call 10/28/26)	370	376,468
FRN, (3 mo. LIBOR US + 1.770%)
2.70%, 02/25/21	13,840	14,276,168
HSBC Bank PLC
FRN, (3 mo. LIBOR US + 0.640%)
1.55%, 05/15/18[a]	5,500	5,514,377
HSBC Holdings PLC
FRN, (3 mo. LIBOR US + 1.660%)
2.59%, 05/25/21	13,410	13,772,875

227

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 2.240%)
3.19%, 03/08/21[b]	$10,640	$11,139,686
HSBC USA Inc.
FRN, (3 mo. LIBOR US + 0.340%)
1.24%, 11/13/17	3,740	3,738,231
FRN, (3 mo. LIBOR US + 0.450%)
1.39%, 03/03/17	4,400	4,401,474
FRN, (3 mo. LIBOR US + 0.610%)
1.51%, 11/13/19	3,000	2,993,784
FRN, (3 mo. LIBOR US + 0.880%)
1.88%, 09/24/18	2,450	2,455,326
ING Bank NV
FRN, (3 mo. LIBOR US + 0.690%)
1.69%, 10/01/19[a,b]	16,890	16,920,858
FRN, (3 mo. LIBOR US + 0.780%)
1.69%, 08/17/18[a]	5,400	5,423,868
FRN, (3 mo. LIBOR US + 1.130%)
2.13%, 03/22/19[a,b]	6,950	7,037,097
JPMorgan Chase & Co.
FRN, (3 mo. LIBOR US + 0.520%)
1.43%, 02/15/17	33,250	33,259,975
FRN, (3 mo. LIBOR US + 0.550%)
1.59%, 04/25/18	17,350	17,392,664
FRN, (3 mo. LIBOR US + 0.630%)
1.67%, 01/28/19[b]	19,980	20,037,782
FRN, (3 mo. LIBOR US + 0.840%)
1.84%, 03/22/19 (Call 02/22/19)	11,950	12,035,012
FRN, (3 mo. LIBOR US + 0.900%)
1.94%, 01/25/18[b]	30,105	30,273,558

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.955%)
2.00%, 01/23/20	$21,390	$21,659,920
FRN, (3 mo. LIBOR US + 1.100%)
2.05%, 06/07/21 (Call 05/07/21)	8,540	8,650,704
FRN, (3 mo. LIBOR US + 1.205%)
2.24%, 10/29/20 (Call 09/29/20)[b]	15,440	15,760,102
FRN, (3 mo. LIBOR US + 1.480%)
2.41%, 03/01/21 (Call 02/01/21)	2,750	2,828,334
JPMorgan Chase Bank N.A.
FRN, (3 mo. LIBOR US + 0.400%)
1.36%, 06/14/17[b]	10,100	10,111,564
FRN, (3 mo. LIBOR US + 0.450%)
1.44%, 09/21/18 (Call 08/21/18)	7,770	7,785,159
FRN, (3 mo. LIBOR US + 0.590%)
1.59%, 09/23/19 (Call 08/23/19)	9,930	9,945,332
KfW
FRN, (3 mo. LIBOR US + 0.160%)
1.16%, 12/29/17	10,650	10,647,700
Landwirtschaftliche Rentenbank
FRN, (3 mo. LIBOR US + 0.250%)
1.19%, 06/03/21[a]	6,000	5,984,220
FRN, (3 mo. LIBOR US + 0.350%)
1.26%, 02/19/21[a]	15,930	15,922,784
Lloyds Bank PLC
FRN, (3 mo. LIBOR US + 0.550%)
1.45%, 05/14/18	4,930	4,936,902
FRN, (3 mo. LIBOR US + 1.000%)
2.04%, 01/22/19	2,940	2,968,168
Macquarie Bank Ltd.
FRN, (3 mo. LIBOR US + 0.630%)
1.66%, 10/27/17[a]	7,050	7,061,492

228

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.790%)
1.79%, 03/24/17[a,b]	$4,900	$4,904,905
FRN, (3 mo. LIBOR US + 1.120%)
2.16%, 07/29/20[a]	7,930	7,963,076
FRN, (3 mo. LIBOR US + 1.180%)
2.20%, 01/15/19[a]	5,940	5,985,013
Manufacturers & Traders Trust Co.
FRN, (3 mo. LIBOR US + 0.300%)
1.34%, 07/25/17[b]	10,780	10,789,594
Mitsubishi UFJ Financial Group Inc.
FRN, (3 mo. LIBOR US + 1.060%)
2.02%, 09/13/21[b]	13,871	13,932,199
FRN, (3 mo. LIBOR US + 1.880%)
2.81%, 03/01/21[b]	7,500	7,766,670
Mizuho Bank Ltd.
FRN, (3 mo. LIBOR US + 0.430%)
1.45%, 04/17/17[a]	4,940	4,941,798
FRN, (3 mo. LIBOR US + 0.450%)
1.45%, 09/25/17[a]	3,750	3,752,138
FRN, (3 mo. LIBOR US + 0.640%)
1.64%, 03/26/18[a]	3,800	3,800,236
FRN, (3 mo. LIBOR US + 1.190%)
2.22%, 10/20/18[a]	8,000	8,038,768
Mizuho Financial Group Inc.
FRN, (3 mo. LIBOR US + 1.140%)
2.10%, 09/13/21[b]	11,071	11,126,964
FRN, (3 mo. LIBOR US + 1.480%)
2.50%, 04/12/21[a]	6,050	6,149,843
Morgan Stanley
FRN, (3 mo. LIBOR US + 0.740%)
1.78%, 07/23/19[b]	13,005	13,067,294

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.850%)
1.89%, 01/24/19[b]	$15,722	$15,826,331
FRN, (3 mo. LIBOR US + 0.980%)
1.95%, 06/16/20	12,860	12,947,564
FRN, (3 mo. LIBOR US + 1.140%)
2.18%, 01/27/20[b]	5,790	5,868,385
FRN, (3 mo. LIBOR US + 1.180%)
2.21%, 01/20/22 (Call 01/20/21)[b]	26,500	26,621,900
FRN, (3 mo. LIBOR US + 1.280%)
2.32%, 04/25/18	15,653	15,824,870
FRN, (3 mo. LIBOR US + 1.375%)
2.26%, 02/01/19[b]	14,890	15,150,605
FRN, (3 mo. LIBOR US + 1.400%)
2.44%, 04/21/21[b]	23,190	23,706,998
2.44%, 10/24/23 (Call 10/24/22)[b]	1,500	1,517,760
National Australia Bank Ltd.
FRN, (3 mo. LIBOR US + 0.280%)
1.28%, 06/30/17[a]	9,500	9,506,213
FRN, (3 mo. LIBOR US + 0.370%)
1.36%, 03/17/17[a]	3,000	3,001,779
FRN, (3 mo. LIBOR US + 0.640%)
1.68%, 07/23/18[a]	5,650	5,666,668
FRN, (3 mo. LIBOR US + 0.780%)
1.80%, 01/14/19[a]	5,930	5,959,211
FRN, (3 mo. LIBOR US + 0.890%)
1.90%, 01/10/22[a,b]	5,000	5,008,300
FRN, (3 mo. LIBOR US + 1.000%)
2.02%, 07/12/21[a]	7,440	7,513,887
National Bank of Canada
FRN, (3 mo. LIBOR US + 0.840%)
1.80%, 12/14/18	3,000	3,012,813

229

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
National City Bank/Cleveland OH
FRN, (3 mo. LIBOR US + 0.370%)
1.32%, 06/07/17	$19,332	$19,340,815
Nederlandse Waterschapsbank NV
FRN, (3 mo. LIBOR US + 0.230%)
1.13%, 02/14/18[a]	39,530	39,593,643
Nordea Bank AB
FRN, (3 mo. LIBOR US + 0.360%)
1.36%, 04/04/17[a]	3,930	3,932,217
FRN, (3 mo. LIBOR US + 0.840%)
1.83%, 09/17/18[a]	4,940	4,969,329
FRN, (3 mo. LIBOR US + 0.990%)
1.93%, 05/27/21[a]	4,940	4,971,132
Oesterreichische Kontrollbank AG
FRN, (3 mo. LIBOR US + 0.160%)
1.04%, 11/04/19	4,880	4,877,355
FRN, (3 mo. LIBOR US + 0.180%)
1.06%, 08/10/17	7,980	7,983,344
PNC Bank N.A.
FRN, (3 mo. LIBOR US + 0.300%)
1.19%, 08/01/17[d]	1,100	1,100,288
FRN, (3 mo. LIBOR US + 0.400%)
1.35%, 12/07/18[d]	1,000	1,002,177
FRN, (3 mo. LIBOR US + 0.420%)
1.35%, 06/01/18[d]	1,825	1,830,229
Royal Bank of Canada
FRN, (3 mo. LIBOR US + 0.240%)
1.21%, 06/16/17	4,900	4,902,553
FRN, (3 mo. LIBOR US + 0.260%)
1.14%, 02/03/17	13,800	13,800,000
1.28%, 10/13/17[b]	7,150	7,148,591

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.480%)
1.52%, 07/29/19[b]	$3,993	$3,993,228
FRN, (3 mo. LIBOR US + 0.520%)
1.47%, 03/06/20[b]	12,955	12,925,644
FRN, (3 mo. LIBOR US + 0.530%)
1.49%, 03/15/19[b]	10,693	10,718,000
FRN, (3 mo. LIBOR US + 0.730%)
1.77%, 02/01/22	20,000	20,047,980
Royal Bank of Scotland Group PLC
FRN, (3 mo. LIBOR US + 0.940%)
1.94%, 03/31/17	3,130	3,129,155
Santander UK PLC
FRN, (3 mo. LIBOR US + 0.510%)
1.47%, 03/13/17	2,904	2,904,781
Shinhan Bank
FRN, (3 mo. LIBOR US + 0.650%)
1.66%, 04/08/17[c]	5,380	5,377,504
Skandinaviska Enskilda Banken AB
FRN, (3 mo. LIBOR US + 0.570%)
1.53%, 09/13/19[a]	5,930	5,935,752
Standard Chartered PLC
FRN, (3 mo. LIBOR US + 0.340%)
1.29%, 09/08/17[a,b]	10,680	10,668,615
FRN, (3 mo. LIBOR US + 1.130%)
2.04%, 08/19/19[a,b]	13,000	13,058,097
State Street Corp.
FRN, (3 mo. LIBOR US + 0.900%)
1.81%, 08/18/20	10,730	10,907,646
Sumitomo Mitsui Banking Corp.
FRN, (3 mo. LIBOR US + 0.320%)
1.33%, 07/11/17	7,000	6,999,475

230

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.540%)
1.56%, 01/11/19	$1,250	$1,249,489
FRN, (3 mo. LIBOR US + 0.580%)
1.60%, 01/16/18	11,700	11,714,520
FRN, (3 mo. LIBOR US + 0.670%)
1.69%, 10/19/18	6,400	6,402,534
FRN, (3 mo. LIBOR US + 0.740%)
1.78%, 07/23/18	14,050	14,101,592
FRN, (3 mo. LIBOR US + 0.940%)
1.96%, 01/18/19	5,250	5,276,912
Sumitomo Mitsui Financial Group Inc.
FRN, (3 mo. LIBOR US + 1.110%)
2.13%, 07/14/21	7,300	7,330,258
FRN, (3 mo. LIBOR US + 1.140%)
2.16%, 10/19/21[b]	9,250	9,340,002
FRN, (3 mo. LIBOR US + 1.680%)
2.63%, 03/09/21[b]	6,000	6,186,660
Suncorp-Metway Ltd.
FRN, (3 mo. LIBOR US + 0.700%)
1.70%, 03/28/17[a]	3,730	3,732,402
SunTrust Bank/Atlanta GA
FRN, (3 mo. LIBOR US + 0.530%)
1.00%, 01/31/20 (Call 12/31/19)	7,750	7,760,796
Svenska Handelsbanken AB
FRN, (3 mo. LIBOR US + 0.490%)
1.44%, 09/06/19	16,680	16,691,509
Toronto-Dominion Bank (The)
FRN, (3 mo. LIBOR US + 0.240%)
1.12%, 05/02/17	8,224	8,225,266
FRN, (3 mo. LIBOR US + 0.420%)
1.42%, 01/18/19	5,650	5,658,452

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.440%)
1.44%, 07/02/19	$7,355	$7,367,503
FRN, (3 mo. LIBOR US + 0.560%)
1.44%, 11/05/19[b]	8,321	8,331,584
FRN, (3 mo. LIBOR US + 0.840%)
1.88%, 01/22/19[b]	6,650	6,704,304
FRN, (3 mo. LIBOR US + 0.930%)
1.89%, 12/14/20	2,440	2,472,884
FRN, (3 mo. LIBOR US + 1.000%)
2.01%, 04/07/21[b]	14,186	14,376,773
Series 1
FRN, (3 mo. LIBOR US + 0.550%)
1.59%, 04/30/18[b]	9,670	9,705,740
U.S. Bancorp.
FRN, (3 mo. LIBOR US + 0.490%)
1.40%, 11/15/18 (Call 10/15/18)[b]	6,500	6,522,581
U.S. Bank N.A./Cincinnati OH
FRN, (3 mo. LIBOR US + 0.200%)
1.15%, 09/11/17 (Call 08/11/17)	1,105	1,105,619
FRN, (3 mo. LIBOR US + 0.300%)
1.33%, 01/26/18 (Call 12/26/17)	5,425	5,430,626
FRN, (3 mo. LIBOR US + 0.320%)
1.36%, 01/24/20 (Call 12/24/19)	16,350	16,354,137
FRN, (3 mo. LIBOR US + 0.480%)
1.52%, 10/28/19 (Call 09/28/19)	6,980	7,007,599
FRN, (3 mo. LIBOR US + 0.580%)
1.62%, 01/29/18 (Call 12/29/17)[b]	3,985	3,999,920
UBS AG/Stamford CT
FRN, (3 mo. LIBOR US + 0.560%)
1.49%, 06/01/17	19,125	19,150,398

231

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.640%)
1.54%, 08/14/19	$6,680	$6,707,441
FRN, (3 mo. LIBOR US + 0.700%)
1.70%, 03/26/18[b]	10,150	10,195,675
UBS Group Funding Jersey Ltd.
FRN, (3 mo. LIBOR US + 1.780%)
2.80%, 04/14/21[a]	14,370	14,855,735
Wachovia Corp.
FRN, (3 mo. LIBOR US + 0.270%)
1.23%, 06/15/17[b]	13,976	13,981,031
Wells Fargo & Co.
FRN, (3 mo. LIBOR US + 0.260%)
1.21%, 09/08/17	6,750	6,751,823
FRN, (3 mo. LIBOR US + 0.300%)
1.23%, 06/02/17	19,108	19,116,599
FRN, (3 mo. LIBOR US + 0.400%)
1.36%, 09/14/18	7,900	7,899,321
FRN, (3 mo. LIBOR US + 0.460%)
1.50%, 04/22/19[b]	12,018	11,991,957
FRN, (3 mo. LIBOR US + 0.630%)
1.67%, 04/23/18	16,795	16,852,657
FRN, (3 mo. LIBOR US + 0.880%)
1.92%, 07/22/20	16,055	16,128,612
FRN, (3 mo. LIBOR US + 1.010%)
1.96%, 12/07/20	6,940	6,995,263
FRN, (3 mo. LIBOR US + 1.025%)
2.06%, 07/26/21	14,880	14,987,865
FRN, (3 mo. LIBOR US + 1.340%)
2.28%, 03/04/21	19,430	19,834,727

Security	Principal (000s)	Value
Series N
FRN, (3 mo. LIBOR US + 0.680%)
1.72%, 01/30/20[b]	$10,530	$10,535,170
Wells Fargo Bank N.A.
FRN, (3 mo. LIBOR US + 0.260%)
1.22%, 06/15/17 (Call 03/15/17)	12,600	12,605,153
FRN, (3 mo. LIBOR US + 0.600%)
1.53%, 05/24/19[b]	12,730	12,788,265
FRN, (3 mo. LIBOR US + 0.650%)
1.60%, 12/06/19	6,900	6,924,267
FRN, (3 mo. LIBOR US + 0.740%)
1.78%, 01/22/18	28,950	29,137,914
Westpac Banking Corp.
FRN, (3 mo. LIBOR US + 0.330%)
1.24%, 05/19/17	6,895	6,901,433
FRN, (3 mo. LIBOR US + 0.370%)
1.30%, 12/01/17	6,050	6,055,977
FRN, (3 mo. LIBOR US + 0.430%)
1.36%, 05/25/18	17,121	17,133,892
FRN, (3 mo. LIBOR US + 0.560%)
1.47%, 08/19/19	6,300	6,311,183
FRN, (3 mo. LIBOR US + 0.710%)
1.61%, 05/13/19[b]	3,550	3,561,680
FRN, (3 mo. LIBOR US + 0.740%)
1.66%, 11/23/18	15,850	15,952,296
1.78%, 07/30/18[b]	9,195	9,245,995
FRN, (3 mo. LIBOR US + 0.850%)
1.76%, 08/19/21[b]	3,000	3,010,416
1.86%, 01/11/22	1,500	1,502,477

		2,389,780,667

232

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
BEVERAGES — 0.77%
Anheuser-Busch InBev Finance Inc.
FRN, (3 mo. LIBOR US + 0.400%)
1.29%, 02/01/19	$1,450	$1,453,513
FRN, (3 mo. LIBOR US + 1.260%)
2.15%, 02/01/21[b]	3,950	4,018,059
Anheuser-Busch InBev Worldwide Inc.
FRN, (3 mo. LIBOR US + 0.690%)
1.58%, 08/01/18	7,800	7,854,959
PepsiCo Inc.
FRN, (3 mo. LIBOR US + 0.250%)
1.27%, 07/17/17[b]	2,300	2,302,378
FRN, (3 mo. LIBOR US + 0.350%)
1.37%, 10/13/17[b]	18,750	18,802,069

		34,430,978
BIOTECHNOLOGY — 0.35%
Amgen Inc.
FRN, (3 mo. LIBOR US + 0.380%)
1.30%, 05/22/17	10,163	10,174,067
FRN, (3 mo. LIBOR US + 0.600%)
1.52%, 05/22/19	1,505	1,517,236
Baxalta Inc.
FRN, (3 mo. LIBOR US + 0.780%)
1.78%, 06/22/18	3,700	3,704,129

		15,395,432
BUILDING MATERIALS — 0.10%
Martin Marietta Materials Inc.
FRN, (3 mo. LIBOR US + 1.100%)
2.10%, 06/30/17[b]	4,460	4,470,503

		4,470,503
COMPUTERS — 2.72%
Apple Inc.
FRN, (3 mo. LIBOR US + 0.070%)
0.95%, 05/05/17	5,944	5,945,106

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.140%)
1.02%, 08/02/19	$9,250	$9,243,442
FRN, (3 mo. LIBOR US + 0.250%)
1.13%, 05/03/18[b]	35,953	36,052,590
1.14%, 02/07/20	5,500	5,519,211
FRN, (3 mo. LIBOR US + 0.300%)
1.18%, 05/06/19[b]	15,042	15,134,102
1.20%, 05/06/20[b]	5,000	5,000,245
FRN, (3 mo. LIBOR US + 0.820%)
1.74%, 02/22/19	9,175	9,296,899
FRN, (3 mo. LIBOR US + 1.130%)
2.05%, 02/23/21[b]	5,940	6,130,787
Hewlett Packard Enterprise Co.
FRN, (3 mo. LIBOR US + 1.740%)
2.74%, 10/05/17	1,950	1,966,360
FRN, (3 mo. LIBOR US + 1.930%)
2.93%, 10/05/18	1,425	1,454,589
International Business Machines Corp.
FRN, (3 mo. LIBOR US + 0.230%)
1.27%, 01/27/20	8,600	8,612,848
FRN, (3 mo. LIBOR US + 0.370%)
1.27%, 02/12/19[b]	12,248	12,307,060
FRN, (3 mo. LIBOR US + 0.580%)
1.46%, 11/06/21	4,000	4,031,900

		120,695,139
COSMETICS & PERSONAL CARE — 0.09%
Procter & Gamble Co. (The)
FRN, (3 mo. LIBOR US + 0.270%)
1.16%, 11/01/19	3,846	3,855,557

		3,855,557

233

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 1.88%
American Express Co.
FRN, (3 mo. LIBOR US + 0.590%)
1.51%, 05/22/18	$11,568	$11,600,483
American Express Credit Corp.
FRN, (3 mo. LIBOR US + 0.270%)
1.21%, 06/05/17	14,580	14,593,880
FRN, (3 mo. LIBOR US + 0.300%)
1.30%, 09/22/17	8,650	8,656,808
FRN, (3 mo. LIBOR US + 0.490%)
1.40%, 08/15/19[b]	9,100	9,117,035
FRN, (3 mo. LIBOR US + 0.550%)
1.54%, 03/18/19[b]	13,300	13,336,974
FRN, (3 mo. LIBOR US + 0.570%)
1.61%, 10/30/19 (Call 09/30/19)	4,000	4,006,288
FRN, (3 mo. LIBOR US + 0.610%)
1.65%, 07/31/18 (Call 06/30/18)[b]	11,625	11,668,233
FRN, (3 mo. LIBOR US + 0.730%)
1.67%, 05/26/20 (Call 04/25/20)[b]	5,150	5,188,151
Series F
FRN, (3 mo. LIBOR US + 1.050%)
2.01%, 09/14/20 (Call 08/14/20)[b]	4,600	4,675,712
Protective Life Global Funding
FRN, (3 mo. LIBOR US + 0.550%)
1.50%, 06/08/18[a]	500	500,291

		83,343,855
ELECTRIC — 0.30%
Duke Energy Corp.
FRN, (3 mo. LIBOR US + 0.380%)
1.38%, 04/03/17	10,135	10,142,875
Duke Energy Progress LLC
FRN, (3 mo. LIBOR US + 0.200%)
1.11%, 11/20/17	3,030	3,032,094

		13,174,969

Security	Principal (000s)	Value
FOOD — 0.44%
Mondelez International Holdings Netherlands BV
FRN, (3 mo. LIBOR US + 0.610%)
1.65%, 10/28/19[a]	$14,830	$14,879,770
Mondelez International Inc.
FRN, (3 mo. LIBOR US + 0.520%)
1.41%, 02/01/19	4,500	4,499,766

		19,379,536
HEALTH CARE — PRODUCTS — 0.21%
Medtronic Inc.
FRN, (3 mo. LIBOR US + 0.800%)
1.76%, 03/15/20[b]	9,140	9,260,310

		9,260,310
HEALTH CARE — SERVICES — 0.48%
Roche Holdings Inc.
FRN, (3 mo. LIBOR US + 0.090%)
1.09%, 09/29/17[a]	7,030	7,031,026
FRN, (3 mo. LIBOR US + 0.340%)
1.34%, 09/30/19[a,b]	14,330	14,360,308

		21,391,334
INSURANCE — 2.01%
Berkshire Hathaway Finance Corp.
FRN, (3 mo. LIBOR US + 0.125%)
1.03%, 08/14/17	3,576	3,577,645
FRN, (3 mo. LIBOR US + 0.250%)
1.27%, 01/11/19	750	751,437
FRN, (3 mo. LIBOR US + 0.300%)
1.32%, 01/12/18	10,522	10,553,976
FRN, (3 mo. LIBOR US + 0.320%)
1.34%, 01/10/20	1,000	1,002,816
FRN, (3 mo. LIBOR US + 0.550%)
1.50%, 03/07/18	14,035	14,113,217

234

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.690%)
1.65%, 03/15/19	$6,305	$6,373,750
Metropolitan Life Global Funding I
FRN, (3 mo. LIBOR US + 0.340%)
1.30%, 09/14/18[a]	5,200	5,206,292
FRN, (3 mo. LIBOR US + 0.380%)
1.39%, 04/10/17[a]	14,050	14,061,310
FRN, (3 mo. LIBOR US + 0.430%)
1.42%, 12/19/18[a]	1,000	1,002,125
New York Life Global Funding
FRN, (3 mo. LIBOR US + 0.390%)
1.43%, 10/24/19[a]	3,000	3,005,775
FRN, (3 mo. LIBOR US + 0.400%)
1.41%, 04/06/18[a]	9,930	9,962,104
Principal Life Global Funding II
FRN, (3 mo. LIBOR US + 0.500%)
1.43%, 12/01/17[a]	15,656	15,714,694
Prudential Financial Inc.
FRN, (3 mo. LIBOR US + 0.780%)
1.69%, 08/15/18	3,930	3,945,551

		89,270,692
INTERNET — 0.25%
eBay Inc.
FRN, (3 mo. LIBOR US + 0.200%)
1.24%, 07/28/17[b]	8,705	8,703,912
FRN, (3 mo. LIBOR US + 0.480%)
1.37%, 08/01/19	2,300	2,298,910

		11,002,822
MACHINERY — 0.52%
Caterpillar Financial Services Corp.
FRN, (3 mo. LIBOR US + 0.170%)
1.12%, 06/09/17[b]	5,435	5,438,255

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.230%)
1.17%, 03/03/17	$1,140	$1,140,136
FRN, (3 mo. LIBOR US + 0.510%)
1.53%, 01/10/20	1,000	1,002,934
FRN, (3 mo. LIBOR US + 0.700%)
1.62%, 02/23/18	7,400	7,446,657
John Deere Capital Corp.
FRN, (3 mo. LIBOR US + 0.220%)
1.18%, 12/15/17	275	275,348
FRN, (3 mo. LIBOR US + 0.290%)
1.31%, 01/16/18[b]	7,630	7,637,218

		22,940,548
MANUFACTURING — 0.49%
General Electric Co.
FRN, (3 mo. LIBOR US + 0.170%)
1.08%, 02/15/17	1,389	1,389,118
FRN, (3 mo. LIBOR US + 0.270%)
1.15%, 08/07/18	2,452	2,456,274
FRN, (3 mo. LIBOR US + 0.510%)
1.53%, 01/14/19	1,540	1,550,404
FRN, (3 mo. LIBOR US + 0.620%)
1.63%, 01/09/20 (Call 12/09/19)[b]	4,576	4,623,412
FRN, (3 mo. LIBOR US + 0.710%)
1.71%, 04/02/18	645	648,920
Siemens Financieringsmaatschappij NV
FRN, (3 mo. LIBOR US + 0.280%)
1.21%, 05/25/18[a]	5,040	5,042,338
FRN, (3 mo. LIBOR US + 0.320%)
1.28%, 09/13/19[a]	6,230	6,236,205

		21,946,671

235

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
MEDIA — 0.52%
NBCUniversal Enterprise Inc.
FRN, (3 mo. LIBOR US + 0.685%)
1.71%, 04/15/18[a,b]	$19,065	$19,193,365
Walt Disney Co. (The)
FRN, (3 mo. LIBOR US + 0.320%)
1.33%, 01/08/19	4,000	4,014,792

		23,208,157
MINING — 0.10%
Glencore Funding LLC
FRN, (3 mo. LIBOR US + 1.360%)
2.38%, 01/15/19[a]	4,280	4,293,525

		4,293,525
OIL & GAS — 5.02%
BP Capital Markets PLC
FRN, (3 mo. LIBOR US + 0.425%)
1.33%, 02/13/18	2,500	2,501,380
FRN, (3 mo. LIBOR US + 0.510%)
1.39%, 05/10/18	3,530	3,535,913
FRN, (3 mo. LIBOR US + 0.630%)
1.63%, 09/26/18[b]	4,413	4,428,988
Chevron Corp.
FRN, (3 mo. LIBOR US + 0.100%)
1.02%, 02/22/17	6,600	6,600,884
FRN, (3 mo. LIBOR US + 0.170%)
1.08%, 11/15/17	16,038	16,049,227
1.10%, 03/02/18[b]	8,250	8,244,291
FRN, (3 mo. LIBOR US + 0.360%)
1.25%, 11/09/17[b]	11,190	11,216,162
FRN, (3 mo. LIBOR US + 0.410%)
1.32%, 11/15/19	2,700	2,708,837
FRN, (3 mo. LIBOR US + 0.500%)
1.41%, 05/16/18	9,428	9,470,256

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.510%)
1.42%, 11/16/18	$2,800	$2,810,744
CNPC General Capital Ltd.
FRN, (3 mo. LIBOR US + 0.900%)
1.80%, 05/14/17[c]	10,930	10,939,203
Exxon Mobil Corp.
FRN, (3 mo. LIBOR US + 0.040%)
1.00%, 03/15/17	6,100	6,101,568
FRN, (3 mo. LIBOR US + 0.050%)
0.98%, 03/01/18	5,200	5,202,600
FRN, (3 mo. LIBOR US + 0.150%)
1.11%, 03/15/19[b]	7,844	7,853,711
FRN, (3 mo. LIBOR US + 0.600%)
1.54%, 02/28/18[b]	19,548	19,677,994
Petroleos Mexicanos
FRN, (3 mo. LIBOR US + 2.020%)
3.04%, 07/18/18	8,240	8,334,760
Shell International Finance BV
FRN, (3 mo. LIBOR US + 0.320%)
1.20%, 05/10/17	9,340	9,346,865
FRN, (3 mo. LIBOR US + 0.350%)
1.30%, 09/12/19[b]	5,350	5,367,869
FRN, (3 mo. LIBOR US + 0.450%)
1.35%, 05/11/20[b]	12,683	12,698,181
FRN, (3 mo. LIBOR US + 0.580%)
1.46%, 11/10/18	11,301	11,375,394
Sinopec Group Overseas Development 2014 Ltd.
FRN, (3 mo. LIBOR US + 0.780%)
1.79%, 04/10/17[a]	6,821	6,821,334
FRN, (3 mo. LIBOR US + 0.920%)
1.93%, 04/10/19[a]	10,930	10,970,179

236

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Statoil ASA
FRN, (3 mo. LIBOR US + 0.200%)
1.09%, 11/09/17	$4,020	$4,022,838
FRN, (3 mo. LIBOR US + 0.290%)
1.20%, 05/15/18[b]	25,435	25,483,250
FRN, (3 mo. LIBOR US + 0.460%)
1.34%, 11/08/18	6,528	6,564,740
Total Capital International SA
FRN, (3 mo. LIBOR US + 0.570%)
1.45%, 08/10/18	4,803	4,825,757

		223,152,925
PHARMACEUTICALS — 1.75%
Actavis Funding SCS
FRN, (3 mo. LIBOR US + 1.080%)
2.03%, 03/12/18	3,950	3,976,031
FRN, (3 mo. LIBOR US + 1.255%)
2.21%, 03/12/20[b]	14,740	15,029,921
AstraZeneca PLC
FRN, (3 mo. LIBOR US + 0.530%)
1.44%, 11/16/18[b]	4,940	4,969,299
Bayer U.S. Finance LLC
FRN, (3 mo. LIBOR US + 0.280%)
1.29%, 10/06/17[a]	6,730	6,720,390
Merck & Co. Inc.
FRN, (3 mo. LIBOR US + 0.125%)
1.01%, 02/10/17	4,100	4,100,180
FRN, (3 mo. LIBOR US + 0.360%)
1.27%, 05/18/18[b]	12,524	12,578,041
FRN, (3 mo. LIBOR US + 0.375%)
1.26%, 02/10/20[b]	18,035	18,180,182
Pfizer Inc.
FRN, (3 mo. LIBOR US + 0.150%)
1.06%, 05/15/17	5,430	5,432,177

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.300%)
1.26%, 06/15/18[b]	$6,530	$6,556,251

		77,542,472
PIPELINES — 0.20%
Enbridge Inc.
FRN, (3 mo. LIBOR US + 0.450%)
1.38%, 06/02/17[b]	6,845	6,846,930
TransCanada PipeLines Ltd.
FRN, (3 mo. LIBOR US + 0.790%)
1.81%, 01/12/18	1,950	1,961,121

		8,808,051
RETAIL — 0.21%
Home Depot Inc. (The)
FRN, (3 mo. LIBOR US + 0.370%)
1.33%, 09/15/17	4,250	4,258,861
Lowe’s Companies Inc.
FRN, (3 mo. LIBOR US + 0.420%)
1.37%, 09/10/19[b]	5,100	5,127,423

		9,386,284
SOFTWARE — 0.60%
Oracle Corp.
FRN, (3 mo. LIBOR US + 0.200%)
1.21%, 07/07/17[b]	12,745	12,759,899
FRN, (3 mo. LIBOR US + 0.510%)
1.52%, 10/08/19[b]	5,618	5,664,489
FRN, (3 mo. LIBOR US + 0.580%)
1.60%, 01/15/19[b]	8,366	8,439,135

		26,863,523
TELECOMMUNICATIONS — 3.59%
AT&T Inc.
FRN, (3 mo. LIBOR US + 0.420%)
1.42%, 03/30/17	2,450	2,451,544
FRN, (3 mo. LIBOR US + 0.670%)
1.62%, 03/11/19	7,480	7,461,390

237

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.910%)
1.85%, 11/27/18[b]	$4,980	$5,011,329
FRN, (3 mo. LIBOR US + 0.930%)
1.93%, 06/30/20	9,193	9,306,258
Cisco Systems Inc.
FRN, (3 mo. LIBOR US + 0.280%)
1.22%, 03/03/17	15,720	15,725,156
FRN, (3 mo. LIBOR US + 0.310%)
1.27%, 06/15/18[b]	11,243	11,277,572
FRN, (3 mo. LIBOR US + 0.340%)
1.34%, 09/20/19	7,930	7,952,553
FRN, (3 mo. LIBOR US + 0.500%)
1.43%, 03/01/19[b]	7,400	7,450,068
FRN, (3 mo. LIBOR US + 0.600%)
1.51%, 02/21/18	1,721	1,731,706
Deutsche Telekom International Finance BV
FRN, (3 mo. LIBOR US + 0.580%)
1.60%, 01/17/20[a]	9,000	9,011,961
Telefonica Emisiones SAU
FRN, (3 mo. LIBOR US + 0.650%)
1.65%, 06/23/17	6,130	6,137,509
Verizon Communications Inc.
FRN, (3 mo. LIBOR US + 0.370%)
1.28%, 08/15/19[b]	8,280	8,262,670
FRN, (3 mo. LIBOR US + 0.400%)
1.35%, 06/09/17	28,330	28,365,583
FRN, (3 mo. LIBOR US + 0.770%)
1.76%, 06/17/19[b]	15,093	15,227,932
FRN, (3 mo. LIBOR US + 1.750%)
2.71%, 09/14/18	23,380	23,907,920

		159,281,151

Security	Principal (000s)	Value
TRANSPORTATION — 0.17%
Network Rail Infrastructure Finance PLC
FRN, (3 mo. LIBOR US + 0.010%)
0.91%, 02/13/17[a]	$7,430	$7,429,547

		7,429,547

TOTAL CORPORATE BONDS & NOTES (Cost: $3,682,305,217)		3,691,895,937

FOREIGN GOVERNMENT OBLIGATIONS[e] — 16.40%

CANADA — 1.44%
Export Development Canada
FRN, (3 mo. LIBOR US + 0.010%)
0.91%, 08/13/19[a,b]	27,500	27,499,038
FRN, (3 mo. LIBOR US + 0.130%)
1.05%, 11/23/20[a]	12,000	11,990,316
Province of Quebec Canada
FRN, (3 mo. LIBOR US + 0.230%)
1.17%, 09/04/18[b]	15,240	15,251,201
FRN, (3 mo. LIBOR US + 0.280%)
1.32%, 07/21/19	9,400	9,395,695

		64,136,250
JAPAN — 0.23%
Japan Bank for International Cooperation/Japan
FRN, (3 mo. LIBOR US + 0.360%)
1.26%, 11/13/18[b]	10,430	10,406,866

		10,406,866
NORWAY — 2.10%
Kommunalbanken AS
FRN, (3 mo. LIBOR US + 0.070%)
1.06%, 03/17/20[a]	13,230	13,149,191
FRN, (3 mo. LIBOR US + 0.120%)
1.00%, 05/02/17[a]	19,430	19,428,135

238

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.130%)
1.01%, 05/02/19[a]	$10,000	$9,993,620
1.08%, 09/08/21[a]	6,200	6,196,751
FRN, (3 mo. LIBOR US + 0.180%)
1.09%, 02/20/18[a]	25,500	25,529,070
FRN, (3 mo. LIBOR US + 0.380%)
1.38%, 03/27/17[a]	18,910	18,914,803

		93,211,570
SOUTH KOREA — 0.09%
Export-Import Bank of Korea
FRN, (3 mo. LIBOR US + 0.460%)
1.50%, 10/21/19[b]	4,000	3,988,400

		3,988,400
SUPRANATIONAL — 11.33%
African Development Bank
FRN, (1 mo. LIBOR US + 0.280%)
1.05%, 08/02/17	13,280	13,278,699
FRN, (3 mo. LIBOR US + 0.040%)
0.93%, 08/01/18	13,805	13,788,945
FRN, (3 mo. LIBOR US + 0.190%)
1.15%, 06/15/20[b]	5,150	5,146,204
Asian Development Bank
FRN, (3 mo. LIBOR US + 0.010%)
1.02%, 07/10/19	7,680	7,670,630
FRN, (3 mo. LIBOR US + 0.020%)
0.96%, 02/28/18	16,700	16,699,215
FRN, (3 mo. LIBOR US + 0.050%)
1.07%, 10/19/17	13,150	13,152,696
FRN, (3 mo. LIBOR US + 0.150%)
1.03%, 02/08/18	7,750	7,759,261
FRN, (3 mo. LIBOR US + 0.190%)
1.16%, 06/16/21	23,750	23,755,130

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.320%)
1.26%, 02/26/20	$17,130	$17,244,052
FRN, (3 mo. LIBOR US)
1.00%, 06/25/19[b]	8,390	8,377,616
Corp. Andina de Fomento
FRN, (3 mo. LIBOR US + 0.550%)
1.59%, 01/29/18	11,640	11,666,178
European Bank for Reconstruction & Development
FRN, (3 mo. LIBOR US + 0.110%)
1.12%, 01/10/20[b]	6,930	6,925,100
European Investment Bank
FRN, (3 mo. LIBOR US + 0.070%)
1.08%, 10/09/18[a]	27,130	27,145,464
Inter-American Development Bank
FRN, (1 mo. LIBOR US + 0.010%)
0.78%, 10/15/17	8,050	8,042,071
FRN, (1 mo. LIBOR US + 0.020%)
0.79%, 06/12/17	13,160	13,154,341
FRN, (1 mo. LIBOR US + 0.040%)
0.81%, 11/26/18[b]	31,220	31,140,389
FRN, (3 mo. LIBOR US + 0.010%)
1.03%, 07/15/20	17,130	17,049,523
FRN, (3 mo. LIBOR US + 0.030%)
0.98%, 09/12/18	10,600	10,596,873
FRN, (3 mo. LIBOR US + 0.060%)
1.08%, 01/16/18	7,650	7,652,211
FRN, (3 mo. LIBOR US + 0.200%)
1.22%, 07/15/21	20,830	20,858,433
FRN, (3 mo. LIBOR US + 0.220%)
1.24%, 10/15/20	8,000	8,030,776

239

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.320%)
1.34%, 04/15/20[c]	$8,765	$8,824,471
FRN, (3 mo. LIBOR US - 0.010%)
0.99%, 06/20/18	15,000	14,991,300
FRN, (3 mo. LIBOR US)
1.02%, 10/15/19	11,930	11,903,158
International Bank for Reconstruction & Development
FRN, (3 mo. LIBOR US + 0.100%)
1.12%, 10/13/20	23,590	23,584,669
FRN, (3 mo. LIBOR US + 0.140%)
1.11%, 12/16/17	4,870	4,875,654
FRN, (3 mo. LIBOR US + 0.280%)
1.18%, 02/11/21	16,550	16,630,847
FRN, (3 mo. LIBOR US)
0.99%, 12/17/18	21,980	21,968,768
1.00%, 09/30/17	28,360	28,365,388
International Finance Corp.
FRN, (1 mo. LIBOR US + 0.020%)
0.79%, 02/02/18	11,640	11,626,044
FRN, (3 mo. LIBOR US + 0.010%)
0.97%, 12/15/20	17,400	17,330,644
FRN, (3 mo. LIBOR US + 0.060%)
1.07%, 01/09/19	11,196	11,195,496
FRN, (3 mo. LIBOR US + 0.180%)
1.00%, 12/15/21	25,000	24,974,325
Nordic Investment Bank
FRN, (3 mo. LIBOR US + 0.050%)
1.09%, 04/25/18	17,530	17,525,284

		502,929,855
SWEDEN — 1.21%
Kommuninvest I Sverige AB
FRN, (3 mo. LIBOR US + 0.030%)
0.97%, 12/03/18[a,b]	4,000	3,992,136

Security	Principal or Shares (000s)	Value
FRN, (3 mo. LIBOR US + 0.140%)
1.05%, 08/17/18[a,b]	$5,600	$5,604,704
Svensk Exportkredit AB
FRN, (3 mo. LIBOR US + 0.090%)
1.09%, 09/28/17	5,000	5,001,340
FRN, (3 mo. LIBOR US + 0.100%)
1.10%, 10/04/18	10,000	9,998,400
FRN, (3 mo. LIBOR US + 0.180%)
1.06%, 11/10/17	4,930	4,933,481
1.13%, 06/12/17	7,700	7,702,795
FRN, (3 mo. LIBOR US + 0.330%)
1.35%, 01/14/19	16,330	16,384,542

		53,617,398

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $728,495,527)		728,290,339

SHORT-TERM INVESTMENTS — 8.14%

MONEY MARKET FUNDS — 8.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[f,g,h]	273,111	273,193,429
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[f,g]	88,311	88,311,228

		361,504,657

TOTAL SHORT-TERM INVESTMENTS
(Cost: $361,448,239)		361,504,657

240

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 107.69%
(Cost: $4,772,248,983)[i]	$4,781,690,933
Other Assets, Less Liabilities — (7.69)%	(341,614,540)

NET ASSETS — 100.00%	$4,440,076,393

FRN	— Floating Rate Note

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Schedule 1.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $4,772,248,983. Net unrealized appreciation was $9,441,950, of which $10,397,214 represented gross unrealized appreciation on securities and $955,264 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.19%, 08/01/17	$1,100	$—	$—	$1,100	$1,100,288	$3,410	$—
1.35%, 12/07/18	—	1,000	—	1,000	1,002,177	17	—
1.35%, 06/01/18	1,825	—	—	1,825	1,830,229	6,866	—

					$3,932,694	$10,293	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$3,691,895,937	$—	$3,691,895,937
Foreign government obligations	—	728,290,339	—	728,290,339
Money market funds	361,504,657	—	—	361,504,657

Total	$361,504,657	$4,420,186,276	$—	$4,781,690,933

241

Schedule of Investments (Unaudited)

iSHARES® FALLEN ANGELS USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.16%

AEROSPACE & DEFENSE — 1.23%
Arconic Inc.
5.95%, 02/01/37	$25	$25,031
Meccanica Holdings USA Inc.
6.25%, 07/15/19[a]	100	107,875

		132,906
AIRLINES — 0.27%
UAL 2007-1 Pass Through Trust
Series 071A
6.64%, 01/02/24	27	28,952

		28,952
APPAREL — 0.05%
Nine West Holdings Inc.
6.13%, 11/15/34	25	5,719

		5,719
BANKS — 6.81%
BAC Capital Trust XI
6.63%, 05/23/36	50	55,047
Credit Agricole SA
VRN, (3 mo. LIBOR US + 6.982%)
8.38%, 10/29/49 (Call 10/13/19)[a]	100	110,067
Deutsche Bank AG
VRN, (5 year USD Swap + 2.248%)
4.30%, 05/24/28 (Call 05/24/23)	200	185,876
Dresdner Funding Trust I
8.15%, 06/30/31 (Call 06/30/29)[a]	100	115,917
Intesa Sanpaolo SpA
5.02%, 06/26/24[a,b]	200	184,250
Royal Bank of Scotland Group PLC
VRN, (3 mo. LIBOR US + 2.500%)
7.65%, 12/31/49 (Call 09/30/31)	75	86,219

		737,376

Security	Principal (000s)	Value
CHEMICALS — 2.53%
CF Industries Inc.
3.45%, 06/01/23[b]	$175	$164,063
5.15%, 03/15/34	25	22,906
5.38%, 03/15/44	100	87,500

		274,469
COMMERCIAL SERVICES — 1.70%
ADT Corp. (The)
3.50%, 07/15/22	100	94,500
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	25	26,156
RR Donnelley & Sons Co.
7.63%, 06/15/20[b]	60	63,750

		184,406
COMPUTERS — 3.29%
Dell Inc.
5.88%, 06/15/19	75	79,781
6.50%, 04/15/38	50	47,563
Dell Technologies Inc.
2.65%, 06/01/20	125	121,094
3.38%, 06/01/23 (Call 03/01/23)	75	70,406
Leidos Inc.
7.13%, 07/01/32	35	37,275

		356,119
COSMETICS & PERSONAL CARE — 1.18%
Avon Products Inc.
6.60%, 03/15/20	125	127,812

		127,812
DISTRIBUTION & WHOLESALE — 0.46%
Ingram Micro Inc.
5.45%, 12/15/24 (Call 09/15/24)	50	49,688

		49,688
DIVERSIFIED FINANCIAL SERVICES — 3.48%
Ally Financial Inc.
8.00%, 11/01/31	35	41,519
Navient Corp.
5.50%, 01/25/23[b]	100	93,750
8.00%, 03/25/20	225	241,312

		376,581

242

Schedule of Investments (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
ELECTRIC — 0.74%
FirstEnergy Solutions Corp.
6.80%, 08/15/39	$50	$19,125
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[b]	75	60,844

		79,969
ELECTRICAL COMPONENTS & EQUIPMENT — 0.48%
Edgewell Personal Care Co.
4.70%, 05/19/21	50	52,500

		52,500
ENTERTAINMENT — 0.51%
International Game Technology
7.50%, 06/15/19	50	55,250

		55,250
FOOD — 1.38%
Safeway Inc.
7.25%, 02/01/31	50	49,375
Tesco PLC
6.15%, 11/15/37[a]	100	99,625

		149,000
HEALTH CARE — SERVICES — 0.70%
HCA Inc.
7.69%, 06/15/25	50	55,000
Tenet Healthcare Corp.
6.88%, 11/15/31	25	20,438

		75,438
HOLDING COMPANIES — DIVERSIFIED — 0.82%
Noble Group Ltd.
6.75%, 01/29/20[a]	100	89,125

		89,125
HOME BUILDERS — 0.94%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	50	51,583
PulteGroup Inc.
6.38%, 05/15/33	50	50,000

		101,583

Security	Principal (000s)	Value
INSURANCE — 3.14%
Genworth Holdings Inc.
4.80%, 02/15/24	$50	$40,687
6.52%, 05/22/18[b]	50	48,750
7.63%, 09/24/21	150	138,750
Liberty Mutual Group Inc.
7.80%, 03/07/87[a]	50	57,147
Provident Financing Trust I
7.41%, 03/15/38	50	54,485

		339,819
IRON & STEEL — 5.98%
Allegheny Ludlum LLC
6.95%, 12/15/25	25	23,500
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)[b]	100	98,500
ArcelorMittal
6.25%, 08/05/20	25	27,188
7.25%, 02/25/22[b]	150	170,062
7.75%, 03/01/41	110	119,625
Carpenter Technology Corp.
5.20%, 07/15/21 (Call 04/15/21)	35	35,831
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)	50	47,187
6.25%, 10/01/40	25	20,594
Commercial Metals Co.
7.35%, 08/15/18	50	53,625
U.S. Steel Corp.
7.00%, 02/01/18	50	51,750

		647,862
LEISURE TIME — 0.28%
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	25	30,031

		30,031
MACHINERY — 0.50%
Joy Global Inc.
5.13%, 10/15/21	50	53,938

		53,938
MEDIA — 1.53%
Belo Corp.
7.25%, 09/15/27	25	26,406

243

Schedule of Investments (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Graham Holdings Co.
7.25%, 02/01/19	$50	$54,437
iHeartCommunications Inc.
7.25%, 10/15/27	25	10,375
Liberty Interactive LLC
8.25%, 02/01/30	50	52,938
McClatchy Co. (The)
6.88%, 03/15/29	25	21,844

		166,000
MINING — 10.73%
Anglo American Capital PLC
4.13%, 04/15/21[a]	225	228,094
Arconic Inc.
5.72%, 02/23/19	150	158,250
Arconic Inc.
5.90%, 02/01/27	125	132,812
Freeport-McMoRan Inc.
2.38%, 03/15/18	75	74,719
3.55%, 03/01/22 (Call 12/01/21)	150	140,250
5.45%, 03/15/43 (Call 09/15/42)	100	86,250
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)	75	78,750
Teck Resources Ltd.
3.00%, 03/01/19	25	25,094
4.75%, 01/15/22 (Call 10/15/21)	50	51,187
5.20%, 03/01/42 (Call 09/01/41)	35	32,813
6.25%, 07/15/41 (Call 01/15/41)	150	154,125

		1,162,344
OIL & GAS — 18.19%
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	25	24,313
5.70%, 10/15/19	75	81,000
6.75%, 11/15/39	150	168,750

Security	Principal (000s)	Value
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	$25	$23,406
4.50%, 04/15/23 (Call 01/15/23)	325	321,750
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	100	73,750
5.88%, 05/01/19[b]	25	26,063
Ensco PLC
4.70%, 03/15/21[b]	75	74,156
5.20%, 03/15/25 (Call 12/15/24)	125	113,750
5.75%, 10/01/44 (Call 04/01/44)	25	20,031
Murphy Oil Corp.
4.70%, 12/01/22 (Call 09/01/22)	75	73,687
6.13%, 12/01/42 (Call 06/01/42)	25	23,750
Noble Holding International Ltd.
4.90%, 08/01/20[b]	75	74,812
7.20%, 04/01/25 (Call 01/01/25)[b]	50	49,500
8.20%, 04/01/45 (Call 10/01/44)	75	69,281
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	25	22,938
4.88%, 06/01/22 (Call 03/01/22)	50	47,562
5.85%, 01/15/44 (Call 07/15/43)	50	41,188
7.88%, 08/01/19	25	27,313
Southwestern Energy Co.
5.80%, 01/23/20 (Call 12/23/19)	175	180,250
6.70%, 01/23/25 (Call 10/23/24)	100	100,125
Transocean Inc.
6.00%, 03/15/18	100	102,000
6.80%, 03/15/38	125	100,625
8.13%, 12/15/21[b]	125	129,531

		1,969,531

244

Schedule of Investments (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
OIL & GAS SERVICES — 2.24%
SESI LLC
6.38%, 05/01/19 (Call 03/03/17)	$35	$35,044
7.13%, 12/15/21 (Call 03/03/17)	50	51,188
Weatherford International Ltd.
6.50%, 08/01/36	150	126,937
6.75%, 09/15/40	35	29,356

		242,525
PACKAGING & CONTAINERS — 0.76%
Crown Cork & Seal Co. Inc.
7.38%, 12/15/26	25	28,344
Pactiv LLC
8.38%, 04/15/27	25	27,187
Sealed Air Corp.
6.88%, 07/15/33[a]	25	26,250

		81,781
PIPELINES — 7.44%
DCP Midstream LLC
4.75%, 09/30/21[a]	100	101,875
6.75%, 09/15/37[a]	50	52,125
9.75%, 03/15/19[a,b]	50	56,687
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	50	45,500
NGPL PipeCo LLC
7.77%, 12/15/37[a]	35	38,938
NuStar Logistics LP
4.80%, 09/01/20	50	50,813
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	125	127,500
Rockies Express Pipeline LLC
6.85%, 07/15/18[a]	50	52,937
6.88%, 04/15/40[a]	50	51,187
Williams Companies Inc. (The)
4.55%, 06/24/24 (Call 03/24/24)[b]	125	126,719
5.75%, 06/24/44 (Call 12/24/43)	100	101,000

		805,281

Security	Principal (000s)	Value
RETAIL — 4.47%
Brinker International Inc.
3.88%, 05/15/23	$25	$23,563
Family Dollar Stores Inc.
5.00%, 02/01/21	25	26,813
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	75	79,058
JC Penney Corp. Inc.
6.38%, 10/15/36	75	60,656
L Brands Inc.
6.95%, 03/01/33	50	48,437
New Albertsons Inc.
7.45%, 08/01/29	100	97,250
Rite Aid Corp.
7.70%, 02/15/27	25	29,219
Yum! Brands Inc.
3.88%, 11/01/20 (Call 08/01/20)	75	77,344
5.35%, 11/01/43 (Call 05/01/43)	50	42,062

		484,402
SOFTWARE — 0.69%
BMC Software Inc.
7.25%, 06/01/18	25	25,281
CDK Global Inc.
5.00%, 10/15/24 (Call 07/15/24)	50	49,813

		75,094
TELECOMMUNICATIONS — 14.44%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29	100	104,500
CenturyLink Inc.
5.80%, 03/15/22[b]	225	231,750
7.60%, 09/15/39	100	91,500
Embarq Corp.
8.00%, 06/01/36	100	97,125
Frontier Communications Corp.
9.00%, 08/15/31	75	64,781
Nokia OYJ
5.38%, 05/15/19	50	52,813
6.63%, 05/15/39	25	26,281

245

Schedule of Investments (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

January 31, 2017

Security	Principal or Shares (000s)	Value
SoftBank Group Corp.
4.50%, 04/15/20[a]	$200	$204,750
Sprint Capital Corp.
6.90%, 05/01/19	100	106,500
8.75%, 03/15/32	200	229,500
Telecom Italia Capital SA
7.18%, 06/18/19[b]	100	110,500
7.72%, 06/04/38	200	218,500
U.S. Cellular Corp.
6.70%, 12/15/33	25	25,125

		1,563,625
TRANSPORTATION — 0.20%
XPO CNW Inc.
6.70%, 05/01/34	25	21,250

		21,250

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,865,076)		10,520,376

SHORT-TERM INVESTMENTS — 16.05%

MONEY MARKET FUNDS — 16.05%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.97%[c,d,e]	1,706	1,706,516
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.46%[c,d]	31	31,093

		1,737,609

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,737,202)		1,737,609

TOTAL INVESTMENTS IN SECURITIES — 113.21%
(Cost: $11,602,278)[f]		12,257,985
Other Assets, Less Liabilities — (13.21)%		(1,430,607)

NET ASSETS — 100.00%		$10,827,378

VRN	— Variable Rate Note

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $11,602,278. Net unrealized appreciation was $655,707, of which $708,070 represented gross unrealized appreciation on securities and $52,363 represented gross unrealized depreciation on securities.

246

Schedule of Investments (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$10,520,376	$—	$10,520,376
Money market funds	1,737,609	—	—	1,737,609

Total	$1,737,609	$10,520,376	$—	$12,257,985

247

Schedule of Investments (Unaudited)

iSHARES® GNMA BOND ETF

January 31, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.92%

MORTGAGE-BACKED SECURITIES — 99.92%
Government National Mortgage Association
2.50%, 01/15/28	$14	$14,186
2.50%, 02/20/28	28	28,192
2.50%, 01/20/31	416	420,175
2.50%, 04/20/43	45	43,329
2.50%, 02/01/47[a]	1,750	1,692,031
3.00%, 07/15/27	23	23,704
3.00%, 09/15/27	26	26,752
3.00%, 01/20/31	626	646,123
3.00%, 07/20/31	941	971,640
3.00%, 09/15/42	12	11,815
3.00%, 10/15/42	103	104,182
3.00%, 09/20/43	2,580	2,613,827
3.00%, 08/20/44	1,515	1,531,144
3.00%, 08/20/45	3,422	3,457,024
3.00%, 09/20/46	614	620,003
3.00%, 02/01/47[a]	39,525	39,860,917
3.50%, 02/15/26	15	15,273
3.50%, 11/15/26	11	11,058
3.50%, 02/20/27	28	29,558
3.50%, 01/20/31	164	172,565
3.50%, 09/15/41	17	18,119
3.50%, 11/15/41	235	244,540
3.50%, 01/15/42	27	27,733
3.50%, 09/15/42	61	62,570
3.50%, 10/15/42	21	21,770
3.50%, 11/15/42	110	114,546
3.50%, 03/15/43	94	97,442
3.50%, 05/15/43	101	104,681
3.50%, 06/15/43	79	82,071
3.50%, 07/20/45	5,379	5,580,784
3.50%, 05/20/46	2,773	2,876,366
3.50%, 06/20/46	1,781	1,847,289
3.50%, 07/20/46	2,773	2,875,945
3.50%, 08/20/46	6,769	7,020,317
3.50%, 09/20/46	13,798	14,310,311
3.50%, 10/20/46	2,480	2,571,817

Security	Principal (000s)	Value
3.50%, 11/20/46	$18,125	$18,798,674
3.50%, 12/20/46	1,097	1,138,082
3.50%, 02/01/47[a]	2,314	2,396,480
4.00%, 03/20/26	10	10,225
4.00%, 07/20/26	8	8,705
4.00%, 02/15/41	27	28,324
4.00%, 03/15/41	26	27,891
4.00%, 04/15/41	99	104,894
4.00%, 05/15/41	17	18,390
4.00%, 12/15/41	33	35,573
4.00%, 01/15/42	23	24,366
4.00%, 02/15/42	74	77,518
4.00%, 03/15/42	138	146,789
4.00%, 05/15/42	27	28,805
4.00%, 08/15/42	36	37,726
4.00%, 09/20/42	668	709,168
4.00%, 04/15/44	187	198,451
4.00%, 05/15/44	176	186,831
4.00%, 08/20/44	121	128,405
4.00%, 10/20/44	1,330	1,411,024
4.00%, 09/20/45	91	95,831
4.00%, 01/20/46	320	338,324
4.00%, 06/20/46	231	244,698
4.00%, 09/20/46	16,884	17,866,000
4.00%, 11/20/46	826	874,058
4.00%, 01/20/47	106	111,784
4.00%, 02/01/47[a]	2,885	3,049,750
4.50%, 04/15/24	14	14,681
4.50%, 07/20/24	10	10,382
4.50%, 08/15/39	419	454,062
4.50%, 07/15/40	117	126,375
4.50%, 08/15/40	201	217,417
4.50%, 11/20/45	1,083	1,161,351
4.50%, 08/20/46	2,121	2,274,913
4.50%, 09/20/46	2,279	2,445,853
4.50%, 10/20/46	1,491	1,601,890
4.50%, 11/20/46	413	443,827
4.50%, 01/20/47	710	762,439
4.50%, 02/01/47[a]	3,869	4,156,439
5.00%, 07/15/39	82	89,421
5.00%, 07/20/42	406	441,114
5.00%, 07/20/46	257	279,381
5.00%, 02/01/47[a]	9,047	9,752,208

248

Schedule of Investments (Unaudited) (Continued)

iSHARES® GNMA BOND ETF

January 31, 2017

Security	Principal or Shares (000s)	Value
5.50%, 10/15/38	$53	$59,423
5.50%, 07/20/40	671	742,954
5.50%, 02/01/47[a]	280	311,281
6.00%, 09/20/38	70	78,681
6.00%, 02/01/47[a]	200	225,281

		163,895,938

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $165,286,551)		163,895,938

SHORT-TERM INVESTMENTS — 37.13%

MONEY MARKET FUNDS — 37.13%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.46%[b,c]	60,897	60,897,118

		60,897,118

TOTAL SHORT-TERM INVESTMENTS
(Cost: $60,897,118)		60,897,118

TOTAL INVESTMENTS IN SECURITIES — 137.05%
(Cost: $226,183,669)[d]		224,793,056
Other Assets, Less Liabilities — (37.05)%		(60,771,558)

NET ASSETS — 100.00%		$164,021,498

[a]	To-be-announced (TBA).
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $226,183,669. Net unrealized depreciation was $1,390,613, of which $134,094 represented gross unrealized appreciation on securities and $1,524,707 represented gross unrealized depreciation on securities.

249

Schedule of Investments (Unaudited) (Continued)

iSHARES® GNMA BOND ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government agency obligations	$—	$163,895,938	$—	$163,895,938
Money market funds	60,897,118	—	—	60,897,118

Total	$60,897,118	$163,895,938	$—	$224,793,056

250

Schedule of Investments (Unaudited)

iSHARES® iBONDS DEC 2017 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 89.11%

AEROSPACE & DEFENSE — 0.76%
General Dynamics Corp.
1.00%, 11/15/17[a]	$422	$421,484
United Technologies Corp.
1.80%, 06/01/17	656	657,490

		1,078,974
AGRICULTURE — 0.75%
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	215	215,966
Philip Morris International Inc.
1.13%, 08/21/17	345	344,930
1.25%, 08/11/17	75	75,043
1.25%, 11/09/17[a]	317	316,925
1.63%, 03/20/17	34	34,035
Reynolds American Inc.
2.30%, 08/21/17	75	75,337

		1,062,236
AUTO MANUFACTURERS — 4.64%
American Honda Finance Corp.
0.95%, 05/05/17	270	269,894
1.20%, 07/14/17	9	9,005
1.55%, 12/11/17	496	497,248
Ford Motor Credit Co. LLC
1.46%, 03/27/17	250	250,114
1.68%, 09/08/17	250	250,136
1.72%, 12/06/17	850	849,464
3.00%, 06/12/17	400	402,224
6.63%, 08/15/17	1,000	1,026,930
General Motors Financial Co. Inc.
2.63%, 07/10/17	118	118,549
3.00%, 09/25/17	356	359,016
4.75%, 08/15/17	479	487,286
PACCAR Financial Corp.
1.40%, 11/17/17	200	200,349
1.60%, 03/15/17	112	112,078
Toyota Motor Credit Corp.
1.13%, 05/16/17[a]	329	329,130
1.25%, 10/05/17	739	739,148
1.75%, 05/22/17	668	669,543

		6,570,114

Security	Principal (000s)	Value
BANKS — 28.57%
American Express Bank FSB
6.00%, 09/13/17	$250	$256,786
American Express Centurion Bank
6.00%, 09/13/17	250	256,786
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	450	450,081
Bank of America Corp.
1.70%, 08/25/17	696	696,952
3.88%, 03/22/17	288	289,119
5.42%, 03/15/17[a]	100	100,474
5.75%, 12/01/17	840	868,140
6.00%, 09/01/17	220	225,562
6.40%, 08/28/17[a]	775	796,331
Bank of America N.A.
1.25%, 02/14/17	250	250,033
5.30%, 03/15/17	500	502,390
6.10%, 06/15/17	750	762,539
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)[a]	1,080	1,080,475
1.40%, 09/11/17	85	85,107
Bank of New York Mellon Corp. (The)
1.97%, 06/20/17[b]	62	62,190
Bank of Nova Scotia (The)
1.25%, 04/11/17	421	421,223
1.38%, 12/18/17 (Call 11/18/17)[a]	643	642,428
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	482	482,745
2.15%, 03/22/17 (Call 02/22/17)	300	300,173
BNP Paribas SA
1.38%, 03/17/17	310	310,055
2.38%, 09/14/17	907	911,789
BPCE SA
1.63%, 02/10/17	250	250,020
Branch Banking & Trust Co.
1.35%, 10/01/17 (Call 09/01/17)	250	250,038
Capital One Financial Corp.
6.75%, 09/15/17	165	170,194
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250	249,877
Citigroup Inc.
1.35%, 03/10/17	228	228,082

251

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2017 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
1.55%, 08/14/17	$438	$438,126
1.85%, 11/24/17	1,034	1,036,694
6.00%, 08/15/17	300	307,126
6.13%, 11/21/17	465	481,622
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	1,000	1,000,370
1.90%, 09/18/17	500	501,974
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	250	249,557
Credit Suisse AG/New York NY
1.38%, 05/26/17	750	750,280
Deutsche Bank AG/London
1.35%, 05/30/17	412	411,677
1.40%, 02/13/17	1,528	1,527,933
6.00%, 09/01/17	200	204,434
Fifth Third Bank/Cincinnati OH
1.35%, 06/01/17 (Call 05/01/17)	200	200,108
Goldman Sachs Group Inc. (The)
6.25%, 09/01/17[a]	669	687,129
HSBC USA Inc.
1.50%, 11/13/17	400	399,907
Huntington National Bank (The)
1.38%, 04/24/17 (Call 03/24/17)	250	250,082
JPMorgan Chase & Co.
1.35%, 02/15/17	1,207	1,207,180
2.00%, 08/15/17	781	783,764
6.13%, 06/27/17	281	286,374
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	550	566,216
Lloyds Bank PLC
4.20%, 03/28/17	297	298,435
Manufacturers & Traders Trust Co.
1.40%, 07/25/17 (Call 06/25/17)	250	250,180
6.63%, 12/04/17	250	260,324
Morgan Stanley
4.75%, 03/22/17	739	742,673
5.95%, 12/28/17	700	727,084
6.25%, 08/28/17	750	770,223
Series F
5.55%, 04/27/17	800	808,274
MUFG Union Bank N.A.
2.13%, 06/16/17	250	250,828

Security	Principal (000s)	Value
National Australia Bank Ltd./New York
2.75%, 03/09/17	$250	$250,495
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	250	250,098
PNC Bank N.A.
1.50%, 10/18/17 (Call 09/18/17)[c]	250	250,367
6.00%, 12/07/17[a,c]	250	259,268
PNC Financial Services Group Inc. (The)
5.63%, 02/01/17[c]	40	40,000
Royal Bank of Canada
1.00%, 04/27/17[a]	240	239,957
1.25%, 06/16/17	689	689,296
1.40%, 10/13/17	440	439,930
Santander UK PLC
1.38%, 03/13/17	365	365,141
1.65%, 09/29/17	225	225,081
Societe Generale SA
2.75%, 10/12/17	750	756,480
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	800	800,080
SunTrust Banks Inc.
6.00%, 09/11/17	100	102,645
Svenska Handelsbanken AB
2.88%, 04/04/17	500	501,640
Toronto-Dominion Bank (The)
1.13%, 05/02/17	820	820,185
U.S. Bancorp.
1.65%, 05/15/17 (Call 04/15/17)	744	744,933
U.S. Bank N.A./Cincinnati OH
1.38%, 09/11/17 (Call 08/11/17)	250	250,099
UBS AG/Stamford CT
1.38%, 06/01/17	250	250,036
1.38%, 08/14/17	250	250,020
5.88%, 12/20/17	1,125	1,167,462
Wachovia Corp.
5.75%, 06/15/17	305	309,975
Wells Fargo & Co.
1.15%, 06/02/17	771	770,992
1.40%, 09/08/17	970	969,832
2.10%, 05/08/17	539	540,255
5.63%, 12/11/17[a]	1,326	1,371,873

252

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2017 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Westpac Banking Corp.
1.20%, 05/19/17	$710	$710,474
1.50%, 12/01/17	550	550,361
2.00%, 08/14/17[a]	275	276,049

		40,451,187
BEVERAGES — 2.76%
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	1,091	1,091,419
Beam Suntory Inc.
1.88%, 05/15/17	150	150,253
Coca-Cola Co. (The)
0.88%, 10/27/17	496	495,843
Diageo Capital PLC
1.50%, 05/11/17	474	474,563
5.75%, 10/23/17	563	580,723
Molson Coors Brewing Co.
2.00%, 05/01/17	50	50,106
PepsiCo Inc.
0.95%, 02/22/17	111	111,009
1.13%, 07/17/17	265	265,055
1.25%, 08/13/17	307	307,314
Series 1
1.00%, 10/13/17[a]	385	384,519

		3,910,804
BIOTECHNOLOGY — 0.99%
Amgen Inc.
1.25%, 05/22/17	359	359,011
2.13%, 05/15/17	777	779,033
5.85%, 06/01/17	146	148,077
Celgene Corp.
1.90%, 08/15/17	119	119,312

		1,405,433
BUILDING MATERIALS — 0.12%
Johnson Controls International PLC
1.40%, 11/02/17	175	174,756

		174,756
CHEMICALS — 0.65%
Air Products & Chemicals Inc.
1.20%, 10/15/17	200	199,888
Monsanto Co.
1.15%, 06/30/17	162	161,878

Security	Principal (000s)	Value
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17[a]	$280	$283,472
Rohm & Haas Co.
6.00%, 09/15/17	100	102,837
Sherwin-Williams Co. (The)
1.35%, 12/15/17	170	169,781

		917,856
COMMERCIAL SERVICES — 0.31%
Ecolab Inc.
1.45%, 12/08/17	310	309,827
Western Union Co. (The)
2.88%, 12/10/17[a]	130	131,420

		441,247
COMPUTERS — 1.95%
Apple Inc.
0.90%, 05/12/17	139	139,028
1.05%, 05/05/17	705	705,449
International Business Machines Corp.
1.25%, 02/06/17	200	200,006
5.70%, 09/14/17	1,418	1,457,918
NetApp Inc.
2.00%, 12/15/17	254	254,868

		2,757,269
COSMETICS & PERSONAL CARE — 0.09%
Colgate-Palmolive Co.
2.63%, 05/01/17	125	125,439

		125,439
DIVERSIFIED FINANCIAL SERVICES — 5.83%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.75%, 05/15/17	250	250,750
Air Lease Corp.
5.63%, 04/01/17	216	217,350
American Express Co.
6.15%, 08/28/17	567	582,114
American Express Credit Corp.
1.13%, 06/05/17	886	886,011
1.55%, 09/22/17	502	502,250
2.38%, 03/24/17	698	699,275

253

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2017 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	$1,223	$1,262,714
Capital One Bank USA N.A.
1.20%, 02/13/17	250	250,015
1.30%, 06/05/17 (Call 05/05/17)	250	250,014
Discover Financial Services
6.45%, 06/12/17	150	152,551
International Lease Finance Corp.
8.75%, 03/15/17	567	571,576
8.88%, 09/01/17	210	218,400
Murray Street Investment Trust I
4.65%, 03/09/17[b]	702	703,734
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	75	74,990
5.45%, 04/10/17	110	110,908
NYSE Holdings LLC
2.00%, 10/05/17	221	222,072
ORIX Corp.
3.75%, 03/09/17	460	460,922
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	124	124,086
Visa Inc.
1.20%, 12/14/17	717	716,949

		8,256,681
ELECTRIC — 3.76%
Alabama Power Co.
5.50%, 10/15/17	200	205,850
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	369	368,936
Appalachian Power Co.
Series K
5.00%, 06/01/17	100	101,141
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	300	300,137
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	300	313,928
Commonwealth Edison Co.
6.15%, 09/15/17	50	51,441
Dominion Resources Inc./VA
1.25%, 03/15/17	225	225,042

Security	Principal (000s)	Value
Series A
1.40%, 09/15/17	$75	$74,953
Duke Energy Corp.
1.63%, 08/15/17	372	372,323
Edison International
3.75%, 09/15/17	150	152,067
Exelon Corp.
1.55%, 06/09/17	450	449,975
Exelon Generation Co. LLC
6.20%, 10/01/17	332	342,075
Florida Power & Light Co.
5.55%, 11/01/17	115	118,523
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	510	510,475
2.06%, 09/01/17	125	125,469
Pacific Gas & Electric Co.
5.63%, 11/30/17	321	331,794
Southern Co. (The)
1.30%, 08/15/17	260	259,976
Southern Power Co.
1.85%, 12/01/17	460	461,307
TECO Finance Inc.
6.57%, 11/01/17[a]	25	25,868
TransAlta Corp.
1.90%, 06/03/17	100	99,875
Union Electric Co.
6.40%, 06/15/17	100	101,835
Virginia Electric & Power Co.
5.95%, 09/15/17	218	224,015
Xcel Energy Inc.
1.20%, 06/01/17	100	99,907

		5,316,912
ELECTRONICS — 0.28%
Tyco Electronics Group SA
6.55%, 10/01/17	385	398,433

		398,433
ENGINEERING & CONSTRUCTION — 0.04%
ABB Finance USA Inc.
1.63%, 05/08/17	50	50,084

		50,084

254

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2017 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
FOOD — 1.55%
General Mills Inc.
1.40%, 10/20/17	$224	$224,217
5.70%, 02/15/17	393	393,639
Kellogg Co.
1.75%, 05/17/17	110	110,234
Kraft Heinz Foods Co.
1.60%, 06/30/17	125	125,081
2.25%, 06/05/17	781	783,730
Kroger Co. (The)
6.40%, 08/15/17	247	253,342
Mondelez International Inc.
6.50%, 08/11/17	100	102,581
Unilever Capital Corp.
0.85%, 08/02/17	200	199,767

		2,192,591
GAS — 0.28%
CenterPoint Energy Inc.
5.95%, 02/01/17	150	150,000
Sempra Energy
2.30%, 04/01/17	243	243,397

		393,397
HEALTH CARE — PRODUCTS — 0.99%
Becton Dickinson and Co.
1.80%, 12/15/17	532	533,364
Covidien International Finance SA
6.00%, 10/15/17	732	756,902
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	115	115,031

		1,405,297
HEALTH CARE — SERVICES — 1.37%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	326	326,055
Anthem Inc.
2.38%, 02/15/17	50	50,017
5.88%, 06/15/17	197	200,219
Laboratory Corp. of America Holdings
2.20%, 08/23/17	132	132,538
UnitedHealth Group Inc.
1.40%, 10/15/17	324	324,194
1.40%, 12/15/17	307	307,037

Security	Principal (000s)	Value
1.45%, 07/17/17	$502	$502,804
6.00%, 06/15/17	100	101,792

		1,944,656
HOME FURNISHINGS — 0.17%
Whirlpool Corp.
1.35%, 03/01/17	125	125,034
1.65%, 11/01/17	110	110,076

		235,110
HOUSEHOLD PRODUCTS & WARES — 0.23%
Kimberly-Clark Corp.
6.13%, 08/01/17	314	321,741

		321,741
HOUSEWARES — 0.18%
Newell Brands Inc.
2.05%, 12/01/17	250	250,859

		250,859
INSURANCE — 1.42%
Aflac Inc.
2.65%, 02/15/17	240	240,135
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	900	901,520
Chubb INA Holdings Inc.
5.70%, 02/15/17	50	50,080
Marsh & McLennan Companies Inc.
2.30%, 04/01/17 (Call 03/03/17)	100	100,124
MetLife Inc.
1.76%, 12/15/17	486	487,343
1.90%, 12/15/17	75	75,287
Prudential Financial Inc.
Series D
6.00%, 12/01/17	150	155,536

		2,010,025
INTERNET — 1.21%
Alibaba Group Holding Ltd.
1.63%, 11/28/17[a]	450	449,117
Amazon.com Inc.
1.20%, 11/29/17	511	510,971
Baidu Inc.
2.25%, 11/28/17	400	401,189

255

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2017 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
eBay Inc.
1.35%, 07/15/17	$312	$312,016
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	46	46,131

		1,719,424
IRON & STEEL — 0.13%
Nucor Corp.
5.75%, 12/01/17	171	176,659

		176,659
LEISURE TIME — 0.03%
Carnival Corp.
1.88%, 12/15/17	47	47,182

		47,182
MACHINERY — 1.99%
Caterpillar Financial Services Corp.
1.00%, 03/03/17	215	215,032
1.25%, 08/18/17	787	787,443
1.63%, 06/01/17	180	180,267
Series G
1.25%, 11/06/17[a]	175	174,920
Caterpillar Inc.
1.50%, 06/26/17	171	171,257
John Deere Capital Corp.
1.13%, 06/12/17	665	665,185
1.20%, 10/10/17	183	183,055
1.40%, 03/15/17[a]	91	91,049
1.55%, 12/15/17	231	231,623
2.80%, 09/18/17	71	71,668
5.50%, 04/13/17	45	45,388

		2,816,887
MANUFACTURING — 3.04%
3M Co.
1.00%, 06/26/17	125	125,090
Eaton Corp.
1.50%, 11/02/17	482	482,138
General Electric Co.
1.25%, 05/15/17 (Call 04/13/17)	321	321,247
1.60%, 11/20/17	167	167,504
2.30%, 04/27/17	216	216,534
5.25%, 12/06/17[a]	1,915	1,979,336
5.40%, 02/15/17	92	92,131
5.63%, 09/15/17[a]	665	683,389

Security	Principal (000s)	Value
Illinois Tool Works Inc.
0.90%, 02/25/17	$116	$115,964
Textron Inc.
5.60%, 12/01/17	115	118,695

		4,302,028
MEDIA — 2.16%
Comcast Cable Communications LLC
8.88%, 05/01/17	165	168,130
Comcast Corp.
6.30%, 11/15/17	486	505,113
Thomson Reuters Corp.
1.30%, 02/23/17	137	137,014
1.65%, 09/29/17	244	244,390
Time Warner Cable LLC
5.85%, 05/01/17	717	724,833
Time Warner Companies Inc.
7.25%, 10/15/17	83	86,339
Viacom Inc.
6.13%, 10/05/17	109	112,117
Walt Disney Co. (The)
0.88%, 05/30/17	150	149,999
1.10%, 12/01/17	776	775,328
1.13%, 02/15/17[a]	105	105,013
Series C
6.00%, 07/17/17	50	51,138

		3,059,414
MINING — 0.70%
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	520	520,160
5.40%, 03/29/17	250	251,709
Glencore Canada Corp.
5.50%, 06/15/17	210	213,150

		985,019
OFFICE & BUSINESS EQUIPMENT — 0.25%
Pitney Bowes Inc.
5.75%, 09/15/17	122	124,677
Xerox Corp.
2.95%, 03/15/17	177	177,342
6.75%, 02/01/17	56	56,000

		358,019

256

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2017 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
OIL & GAS — 5.60%
BP Capital Markets PLC
1.38%, 11/06/17	$879	$878,816
1.85%, 05/05/17	285	285,542
Canadian Natural Resources Ltd.
5.70%, 05/15/17	410	414,830
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)[a]	628	627,056
1.34%, 11/09/17[a]	510	510,723
1.35%, 11/15/17	507	507,199
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	361	359,805
EOG Resources Inc.
5.88%, 09/15/17	200	205,311
Exxon Mobil Corp.
0.92%, 03/15/17	590	590,172
Marathon Oil Corp.
6.00%, 10/01/17	341	350,104
Phillips 66
2.95%, 05/01/17	743	746,156
Pioneer Natural Resources Co.
6.65%, 03/15/17	100	100,625
Shell International Finance BV
1.13%, 08/21/17	204	203,976
1.25%, 11/10/17	765	765,415
5.20%, 03/22/17	189	190,103
Total Capital International SA
1.50%, 02/17/17	65	65,017
1.55%, 06/28/17	875	876,213
XTO Energy Inc.
6.25%, 08/01/17	250	256,215

		7,933,278
OIL & GAS SERVICES — 0.11%
FMC Technologies Inc.
2.00%, 10/01/17[a]	25	25,024
National Oilwell Varco Inc.
1.35%, 12/01/17	134	133,523

		158,547
PHARMACEUTICALS — 3.92%
Actavis Funding SCS
1.30%, 06/15/17	190	189,914
1.85%, 03/01/17	271	271,198

Security	Principal (000s)	Value
Actavis Inc.
1.88%, 10/01/17	$644	$645,233
AmerisourceBergen Corp.
1.15%, 05/15/17	175	175,016
AstraZeneca PLC
5.90%, 09/15/17	805	827,778
Bristol-Myers Squibb Co.
0.88%, 08/01/17	201	200,737
Eli Lilly & Co.
5.20%, 03/15/17	40	40,204
Express Scripts Holding Co.
1.25%, 06/02/17	167	166,992
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	854	854,965
Johnson & Johnson
1.13%, 11/21/17[a]	84	84,054
5.55%, 08/15/17[a]	515	527,482
McKesson Corp.
1.29%, 03/10/17	344	344,115
5.70%, 03/01/17	97	97,364
Pfizer Inc.
1.10%, 05/15/17	954	954,149
6.05%, 03/30/17	65	65,515
Wyeth LLC
5.45%, 04/01/17	109	109,819

		5,554,535
PIPELINES — 1.57%
Boardwalk Pipelines LP
5.50%, 02/01/17	25	25,000
El Paso Natural Gas Co. LLC
5.95%, 04/15/17	100	100,838
Energy Transfer Partners LP
6.13%, 02/15/17	250	250,400
Enterprise Products Operating LLC
Series L
6.30%, 09/15/17	249	256,343
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	396	396,000
Kinder Morgan Inc./DE
2.00%, 12/01/17[a]	423	423,980
7.00%, 06/15/17	46	46,899
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	105	105,242

257

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2017 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Southern Natural Gas Co. LLC
5.90%, 04/01/17[d]	$150	$151,144
TransCanada PipeLines Ltd.
1.63%, 11/09/17	300	299,959
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	160	160,000

		2,215,805
REAL ESTATE INVESTMENT TRUSTS — 1.14%
Brandywine Operating Partnership LP
5.70%, 05/01/17	150	151,454
ERP Operating LP
5.75%, 06/15/17	623	632,926
Essex Portfolio LP
5.50%, 03/15/17	100	100,498
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	250	250,699
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	122	122,475
Ventas Realty LP
1.25%, 04/17/17	100	99,968
Welltower Inc.
4.70%, 09/15/17	250	254,672

		1,612,692
RETAIL — 1.79%
Costco Wholesale Corp.
1.13%, 12/15/17	614	613,522
5.50%, 03/15/17	197	198,089
Dollar General Corp.
4.13%, 07/15/17	75	75,920
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	119	119,095
6.10%, 09/15/17	150	154,462
Macy’s Retail Holdings Inc.
7.45%, 07/15/17	125	128,358
McDonald’s Corp.
5.80%, 10/15/17	383	394,900
Target Corp.
5.38%, 05/01/17	100	101,033
Wal-Mart Stores Inc.
1.00%, 04/21/17	181	181,059
5.38%, 04/05/17	246	247,822

Security	Principal (000s)	Value
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	$320	$320,645

		2,534,905
SEMICONDUCTORS — 1.21%
Altera Corp.
1.75%, 05/15/17	99	99,236
Intel Corp.
1.35%, 12/15/17	1,218	1,219,588
KLA-Tencor Corp.
2.38%, 11/01/17	110	110,399
National Semiconductor Corp.
6.60%, 06/15/17	150	153,045
Texas Instruments Inc.
0.88%, 03/12/17	125	125,014

		1,707,282
SOFTWARE — 1.40%
Autodesk Inc.
1.95%, 12/15/17	115	115,183
Intuit Inc.
5.75%, 03/15/17	200	201,127
Microsoft Corp.
0.88%, 11/15/17[a]	308	307,726
Oracle Corp.
1.20%, 10/15/17	1,364	1,364,481

		1,988,517
TELECOMMUNICATIONS — 4.08%
America Movil SAB de CV
5.63%, 11/15/17	150	154,597
AT&T Inc.
1.40%, 12/01/17	1,090	1,088,376
1.60%, 02/15/17	168	168,029
1.70%, 06/01/17	436	436,488
British Telecommunications PLC
1.25%, 02/14/17	200	200,010
Cisco Systems Inc.
1.10%, 03/03/17	1,031	1,031,392
3.15%, 03/14/17	162	162,453
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	63	63,006
Qwest Corp.
6.50%, 06/01/17	165	167,269

258

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2017 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Telefonica Emisiones SAU
6.22%, 07/03/17	$273	$278,212
Verizon Communications Inc.
1.10%, 11/01/17	205	204,535
Vodafone Group PLC
1.25%, 09/26/17	805	803,705
1.63%, 03/20/17	430	430,328
5.63%, 02/27/17	591	592,817

		5,781,217
TOYS, GAMES & HOBBIES — 0.07%
Hasbro Inc.
6.30%, 09/15/17	100	102,993

		102,993
TRANSPORTATION — 0.87%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	375	379,242
Norfolk Southern Corp.
7.70%, 05/15/17	147	149,652
Ryder System Inc.
2.50%, 03/01/17	125	125,161
3.50%, 06/01/17[a]	475	479,296
United Parcel Service Inc.
1.13%, 10/01/17	100	99,989

		1,233,340
TRUCKING & LEASING — 0.07%
GATX Corp.
1.25%, 03/04/17	100	99,998

		99,998
WATER — 0.08%
American Water Capital Corp.
6.09%, 10/15/17	106	109,528

		109,528

TOTAL CORPORATE BONDS & NOTES
(Cost: $126,137,329)		126,168,370

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 16.63%

MONEY MARKET FUNDS — 16.63%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.97%[e,f,g]	9,200	$9,203,190
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.46%[e,f]	14,335	14,335,173

		23,538,363

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,536,730)		23,538,363

TOTAL INVESTMENTS IN SECURITIES — 105.74%
(Cost: $149,674,059)[h]		149,706,733
Other Assets, Less Liabilities — (5.74)%		(8,128,359)

NET ASSETS — 100.00%		$141,578,374

[a]	All or a portion of this security represents a security on loan.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Schedule 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $149,674,209. Net unrealized appreciation was $32,524, of which $60,384 represented gross unrealized appreciation on securities and $27,860 represented gross unrealized depreciation on securities.

259

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2017 TERM CORPORATE ETF

January 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.13%, 01/27/17	$750	$—	$(750)	$—	$—	$1,704	$(10)
1.50%, 10/18/17	250	—	—	250	250,367	673	—
6.00%, 12/07/17	—	250	—	250	259,268	338	—
PNC Financial Services Group Inc. (The)
5.63%, 02/01/17	40	—	—	40	40,000	194	—

					$549,635	$2,909	$(10)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$126,168,370	$—	$126,168,370
Money market funds	23,538,363	—	—	23,538,363

Total	$23,538,363	$126,168,370	$—	$149,706,733

260

Schedule of Investments (Unaudited)

iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 96.35%

AEROSPACE & DEFENSE — 1.11%
Boeing Capital Corp.
2.90%, 08/15/18 (Call 07/15/18)	$425	$433,415
Harris Corp.
2.00%, 04/27/18	78	78,067
Lockheed Martin Corp.
1.85%, 11/23/18	535	536,851
Northrop Grumman Corp.
1.75%, 06/01/18	572	573,219
Raytheon Co.
6.40%, 12/15/18	100	108,803
United Technologies Corp.
1.78%, 05/04/18[a]	600	600,300

		2,330,655
AGRICULTURE — 1.11%
Altria Group Inc.
9.70%, 11/10/18	272	309,024
Archer-Daniels-Midland Co.
5.45%, 03/15/18	205	214,055
Philip Morris International Inc.
5.65%, 05/16/18	1,158	1,217,232
Reynolds American Inc.
2.30%, 06/12/18	578	581,526

		2,321,837
APPAREL — 0.07%
Ralph Lauren Corp.
2.13%, 09/26/18 (Call 08/26/18)	150	151,206

		151,206
AUTO MANUFACTURERS — 4.17%
American Honda Finance Corp.
1.50%, 03/13/18	675	675,351
1.50%, 11/19/18	100	99,746
1.60%, 07/13/18	25	25,020
2.13%, 10/10/18	338	341,123
Ford Motor Credit Co. LLC
2.15%, 01/09/18	650	651,891
2.24%, 06/15/18	200	200,454
2.38%, 01/16/18	400	402,040
2.55%, 10/05/18	800	804,664
2.88%, 10/01/18	400	404,516
5.00%, 05/15/18	900	933,732

Security	Principal (000s)	Value
General Motors Co.
3.50%, 10/02/18	$788	$804,981
General Motors Financial Co. Inc.
2.40%, 04/10/18	184	184,580
3.25%, 05/15/18	542	549,528
6.75%, 06/01/18[b]	50	53,017
PACCAR Financial Corp.
1.40%, 05/18/18	300	299,805
Toyota Motor Credit Corp.
1.20%, 04/06/18	335	334,095
1.38%, 01/10/18	286	286,072
1.45%, 01/12/18	667	667,560
1.55%, 07/13/18	302	301,798
2.00%, 10/24/18	732	736,868

		8,756,841
BANKS — 33.77%
Australia & New Zealand Banking Group Ltd./ New York NY
1.50%, 01/16/18	750	750,112
2.00%, 11/16/18	250	250,680
Bank of America Corp.
2.00%, 01/11/18	1,352	1,356,326
5.65%, 05/01/18	860	898,889
6.50%, 07/15/18	105	111,703
6.88%, 04/25/18	2,136	2,263,733
6.88%, 11/15/18	135	146,308
Series L
1.95%, 05/12/18	950	951,283
Bank of America N.A.
1.65%, 03/26/18	250	250,170
1.75%, 06/05/18	500	500,520
2.05%, 12/07/18	250	251,105
Bank of Montreal
1.35%, 08/28/18	465	462,377
1.40%, 04/10/18	374	373,215
1.45%, 04/09/18 (Call 03/09/18)	492	491,341
1.80%, 07/31/18	150	150,203
Bank of New York Mellon Corp. (The)
1.30%, 01/25/18 (Call 12/25/17)	354	353,968
1.35%, 03/06/18 (Call 02/06/18)	185	184,769
2.10%, 08/01/18 (Call 07/02/18)	532	535,772
Bank of Nova Scotia (The)
1.45%, 04/25/18[b]	459	457,880

261

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
1.70%, 06/11/18 (Call 05/11/18)	$625	$625,112
2.05%, 10/30/18	616	619,099
Barclays PLC
2.00%, 03/16/18	400	399,680
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	275	275,165
2.05%, 06/19/18 (Call 05/15/18)	805	808,920
BNP Paribas SA
2.40%, 12/12/18	715	721,814
2.70%, 08/20/18	583	590,527
BPCE SA
1.63%, 01/26/18	250	249,895
2.50%, 12/10/18	500	504,240
Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)	430	430,202
Capital One N.A./Mclean VA
1.50%, 03/22/18 (Call 02/22/18)	250	248,933
1.65%, 02/05/18 (Call 01/05/18)	750	749,317
2.35%, 08/17/18 (Call 07/17/18)	750	754,282
Citigroup Inc.
1.70%, 04/27/18	866	864,588
1.75%, 05/01/18	688	687,051
1.80%, 02/05/18	723	723,325
2.05%, 12/07/18	1,125	1,125,686
2.15%, 07/30/18	685	687,370
2.50%, 09/26/18	752	758,497
6.13%, 05/15/18	680	715,945
Citizens Bank N.A./Providence RI
2.30%, 12/03/18 (Call 11/03/18)	400	402,220
Commonwealth Bank of Australia/New York NY
1.75%, 11/02/18	250	249,645
2.50%, 09/20/18	1,000	1,011,150
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18	500	500,170
Credit Suisse AG/New York NY
1.70%, 04/27/18	1,000	999,150
1.75%, 01/29/18[b]	1,000	1,001,600
6.00%, 02/15/18	561	583,300
Deutsche Bank AG/London
1.88%, 02/13/18	859	856,122

Security	Principal (000s)	Value
Discover Bank/Greenwood DE
2.60%, 11/13/18 (Call 10/12/18)	$500	$504,075
Fifth Third Bancorp.
4.50%, 06/01/18	316	325,644
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	400	402,040
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	1,754	1,766,331
2.90%, 07/19/18	1,278	1,295,803
5.95%, 01/18/18	697	725,270
6.15%, 04/01/18	1,684	1,767,611
HSBC USA Inc.
1.63%, 01/16/18	500	500,255
1.70%, 03/05/18	400	399,928
2.00%, 08/07/18	500	500,215
2.63%, 09/24/18	300	302,943
Huntington National Bank (The)
2.00%, 06/30/18	750	750,900
Intesa Sanpaolo SpA
3.88%, 01/16/18	600	609,288
Itau CorpBanca
3.13%, 01/15/18	200	201,458
JPMorgan Chase & Co.
1.63%, 05/15/18	661	660,458
1.80%, 01/25/18	860	862,073
6.00%, 01/15/18	1,246	1,297,111
Series H
1.70%, 03/01/18 (Call 02/01/18)	1,695	1,696,051
JPMorgan Chase Bank N.A.
1.45%, 09/21/18 (Call 08/21/18)	250	248,773
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	250	250,187
1.70%, 06/01/18	250	249,972
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	521	523,766
Lloyds Bank PLC
2.00%, 08/17/18	400	400,628
2.30%, 11/27/18	200	201,218
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	250	249,815
Morgan Stanley
1.88%, 01/05/18	642	643,566
2.13%, 04/25/18	1,297	1,302,188

262

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
2.20%, 12/07/18	$409	$410,567
6.63%, 04/01/18	1,350	1,424,048
MUFG Americas Holdings Corp.
1.63%, 02/09/18 (Call 01/09/18)	350	349,986
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	250	252,450
National Australia Bank Ltd./New York
1.88%, 07/23/18	500	500,960
National Bank of Canada
2.10%, 12/14/18	500	501,960
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[c]	1,000	999,130
1.60%, 06/01/18 (Call 05/02/18)[c]	500	499,640
1.70%, 12/07/18 (Call 11/07/18)[c]	250	249,660
1.80%, 11/05/18 (Call 10/06/18)[c]	250	250,255
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	250	250,970
Royal Bank of Canada
1.50%, 01/16/18	286	286,031
1.80%, 07/30/18	750	751,155
2.00%, 12/10/18	600	602,226
2.20%, 07/27/18	854	860,507
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	250	250,037
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	278	282,451
Santander UK PLC
2.00%, 08/24/18	400	400,044
3.05%, 08/23/18	334	339,331
Societe Generale SA
2.63%, 10/01/18	250	252,643
State Street Corp.
1.35%, 05/15/18	255	254,538
4.96%, 03/15/18	430	443,700
Sumitomo Mitsui Banking Corp.
1.75%, 01/16/18	250	249,857
1.95%, 07/23/18	750	749,543
2.50%, 07/19/18	250	251,745
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	831	838,437
Svenska Handelsbanken AB
1.63%, 03/21/18	250	249,918

Security	Principal (000s)	Value
Toronto-Dominion Bank (The)
1.40%, 04/30/18	$682	$680,588
1.45%, 09/06/18	275	273,969
1.63%, 03/13/18	550	550,671
1.75%, 07/23/18	625	625,750
2.63%, 09/10/18[b]	661	670,399
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	434	436,161
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)[b]	500	499,815
1.45%, 01/29/18 (Call 12/29/17)	250	250,193
UBS AG/Stamford CT
1.80%, 03/26/18	500	500,585
5.75%, 04/25/18	700	733,320
Wachovia Corp.
5.75%, 02/01/18	1,003	1,042,528
Wells Fargo & Co.
1.50%, 01/16/18	1,089	1,088,205
Wells Fargo Bank N.A.
1.65%, 01/22/18	750	751,005
1.80%, 11/28/18	500	500,290
Westpac Banking Corp.
1.55%, 05/25/18	275	274,508
1.60%, 01/12/18	725	725,696
1.95%, 11/23/18	510	510,699
2.25%, 07/30/18	475	478,206

		70,865,303
BEVERAGES — 2.17%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	311	322,871
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	847	845,763
Anheuser-Busch InBev Worldwide Inc.
6.50%, 07/15/18	300	320,676
Coca-Cola Co. (The)
1.15%, 04/01/18	385	384,561
1.65%, 03/14/18	66	66,253
1.65%, 11/01/18	760	762,949
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	400	402,876

263

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Diageo Capital PLC
1.13%, 04/29/18	$130	$129,208
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18	215	228,524
PepsiCo Inc.
1.25%, 04/30/18	470	469,408
5.00%, 06/01/18	596	624,423

		4,557,512
BIOTECHNOLOGY — 0.87%
Amgen Inc.
6.15%, 06/01/18	153	161,675
Baxalta Inc.
2.00%, 06/22/18	100	100,089
Biogen Inc.
6.88%, 03/01/18	205	216,336
Celgene Corp.
2.13%, 08/15/18	725	728,618
2.30%, 08/15/18	125	125,844
Gilead Sciences Inc.
1.85%, 09/04/18	485	486,761

		1,819,323
BUILDING MATERIALS — 0.17%
CRH America Inc.
8.13%, 07/15/18	207	225,147
Vulcan Materials Co.
7.00%, 06/15/18	125	133,104

		358,251
CHEMICALS — 0.84%
Dow Chemical Co. (The)
5.70%, 05/15/18[b]	350	367,094
EI du Pont de Nemours & Co.
6.00%, 07/15/18	764	810,077
Monsanto Co.
1.85%, 11/15/18	150	149,648
5.13%, 04/15/18	250	259,457
Praxair Inc.
1.25%, 11/07/18	175	174,202

		1,760,478
COMMERCIAL SERVICES — 0.35%
Ecolab Inc.
1.55%, 01/12/18	250	250,212
Total System Services Inc.
2.38%, 06/01/18	303	304,121

Security	Principal (000s)	Value
Western Union Co. (The)
3.65%, 08/22/18	$175	$179,062

		733,395
COMPUTERS — 2.50%
Apple Inc.
1.00%, 05/03/18	1,559	1,553,325
1.30%, 02/23/18	365	365,595
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	1,075	1,088,620
International Business Machines Corp.
1.13%, 02/06/18	800	799,328
1.25%, 02/08/18	350	349,881
7.63%, 10/15/18	700	769,272
Seagate HDD Cayman
3.75%, 11/15/18[b]	307	316,585

		5,242,606
COSMETICS & PERSONAL CARE — 0.35%
Colgate-Palmolive Co.
1.50%, 11/01/18	425	426,250
Procter & Gamble Co. (The)
1.60%, 11/15/18	307	308,105

		734,355
DIVERSIFIED FINANCIAL SERVICES — 3.90%
Air Lease Corp.
2.13%, 01/15/18	445	446,282
2.63%, 09/04/18 (Call 08/04/18)	130	131,195
American Express Co.
1.55%, 05/22/18	684	682,776
7.00%, 03/19/18	533	564,031
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	725	725,834
1.88%, 11/05/18 (Call 10/05/18)	635	636,327
2.13%, 07/27/18	55	55,283
Ameritech Capital Funding Corp.
6.45%, 01/15/18	75	78,298
Bear Stearns Companies LLC (The)
4.65%, 07/02/18	443	459,971
7.25%, 02/01/18	727	766,447
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	175	175,114
2.20%, 07/25/18 (Call 06/25/18)	350	352,653

264

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Intercontinental Exchange Inc.
2.50%, 10/15/18	$140	$141,784
International Lease Finance Corp.
3.88%, 04/15/18	650	661,375
7.13%, 09/01/18[d]	550	591,536
Jefferies Group LLC
5.13%, 04/13/18	532	549,428
Nasdaq Inc.
5.25%, 01/16/18	170	175,693
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	859	984,646

		8,178,673
ELECTRIC — 5.08%
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	225	225,938
5.75%, 04/01/18	567	594,414
Commonwealth Edison Co.
5.80%, 03/15/18	465	486,725
Connecticut Light & Power Co. (The)
5.65%, 05/01/18	400	419,732
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	133	139,502
7.13%, 12/01/18	327	358,680
Consumers Energy Co.
5.65%, 09/15/18	50	53,054
Dominion Resources Inc./VA
1.90%, 06/15/18	477	476,919
6.40%, 06/15/18	205	217,279
DTE Electric Co.
Series G
5.60%, 06/15/18	150	157,917
Duke Energy Carolinas LLC
5.25%, 01/15/18	200	207,260
7.00%, 11/15/18	258	281,862
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	1,070	1,074,205
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	250	262,755
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	350	352,188

Security	Principal (000s)	Value
Nevada Power Co.
6.50%, 08/01/18	$155	$165,983
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	395	394,131
Northern States Power Co./MN
5.25%, 03/01/18	105	109,224
Ohio Power Co.
6.05%, 05/01/18	100	105,082
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	255	274,722
Pacific Gas & Electric Co.
8.25%, 10/15/18	283	312,588
PacifiCorp
5.65%, 07/15/18	303	320,226
PECO Energy Co.
5.35%, 03/01/18	185	192,148
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	275	274,843
PSEG Power LLC
2.45%, 11/15/18 (Call 10/15/18)	75	75,636
Public Service Co. of New Mexico
7.95%, 05/15/18	100	107,487
Public Service Electric & Gas Co.
5.30%, 05/01/18	250	261,320
South Carolina Electric & Gas Co.
6.50%, 11/01/18	150	161,861
Southern California Edison Co.
5.50%, 08/15/18	300	317,535
Southern Co. (The)
1.55%, 07/01/18	435	433,238
2.45%, 09/01/18	589	594,118
Southern Power Co.
1.50%, 06/01/18	150	149,354
Southwestern Electric Power Co.
Series F
5.88%, 03/01/18	100	104,294
TransAlta Corp.
6.90%, 05/15/18	125	130,313
Virginia Electric & Power Co.
1.20%, 01/15/18 (Call 12/15/17)	250	249,180
WEC Energy Group Inc.
1.65%, 06/15/18	525	524,228
Wisconsin Public Service Corp.
1.65%, 12/04/18	90	90,022

		10,655,963

265

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.08%
Emerson Electric Co.
5.25%, 10/15/18	$160	$169,798

		169,798
ELECTRONICS — 0.30%
Arrow Electronics Inc.
3.00%, 03/01/18	240	242,407
Jabil Circuit Inc.
8.25%, 03/15/18	100	106,875
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)	275	277,313

		626,595
ENVIRONMENTAL CONTROL — 0.32%
Republic Services Inc.
3.80%, 05/15/18	480	492,523
Waste Management Inc.
6.10%, 03/15/18	170	178,556

		671,079
FOOD — 1.03%
Hershey Co. (The)
1.60%, 08/21/18	150	150,586
JM Smucker Co. (The)
1.75%, 03/15/18	250	250,403
Kellogg Co.
3.25%, 05/21/18	100	101,973
Kraft Heinz Foods Co.
2.00%, 07/02/18	1,025	1,025,922
6.13%, 08/23/18	312	331,566
Kroger Co. (The)
6.80%, 12/15/18	50	54,522
Sysco Corp.
5.25%, 02/12/18	246	255,021

		2,169,993
FOREST PRODUCTS & PAPER — 0.13%
International Paper Co.
7.95%, 06/15/18	244	263,557

		263,557
GAS — 0.41%
National Fuel Gas Co.
6.50%, 04/15/18	100	104,749
NiSource Finance Corp.
6.40%, 03/15/18	167	175,049

Security	Principal (000s)	Value
Sempra Energy
6.15%, 06/15/18	$129	$136,241
Southern California Gas Co.
1.55%, 06/15/18	450	449,879

		865,918
HAND & MACHINE TOOLS — 0.21%
Stanley Black & Decker Inc.
1.62%, 11/17/18	250	249,103
2.45%, 11/17/18	200	201,590

		450,693
HEALTH CARE — PRODUCTS — 1.56%
Boston Scientific Corp.
2.65%, 10/01/18	432	437,188
CR Bard Inc.
1.38%, 01/15/18	130	129,836
Danaher Corp.
1.65%, 09/15/18	425	425,221
Edwards Lifesciences Corp.
2.88%, 10/15/18	130	131,825
Medtronic Inc.
1.38%, 04/01/18	563	562,386
1.50%, 03/15/18	325	324,903
St. Jude Medical Inc.
2.00%, 09/15/18	175	175,170
Stryker Corp.
1.30%, 04/01/18	197	196,244
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	55	55,178
2.15%, 12/14/18	325	326,690
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	511	512,042

		3,276,683
HEALTH CARE — SERVICES — 1.46%
Aetna Inc.
1.70%, 06/07/18	645	645,097
Anthem Inc.
1.88%, 01/15/18	429	429,862
2.30%, 07/15/18	232	233,292
Catholic Health Initiatives
2.60%, 08/01/18	100	100,914
Humana Inc.
6.30%, 08/01/18	100	106,381
7.20%, 06/15/18	230	246,204

266

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Laboratory Corp. of America Holdings
2.50%, 11/01/18	$100	$100,999
UnitedHealth Group Inc.
1.90%, 07/16/18	769	772,499
6.00%, 02/15/18	411	429,811

		3,065,059
HOLDING COMPANIES — DIVERSIFIED — 0.10%
Ares Capital Corp.
4.88%, 11/30/18	207	215,102

		215,102
HOUSEHOLD PRODUCTS & WARES — 0.12%
Kimberly-Clark Corp.
6.25%, 07/15/18	175	186,805
7.50%, 11/01/18	67	73,743

		260,548
HOUSEWARES — 0.12%
Newell Brands Inc.
2.15%, 10/15/18	250	251,185

		251,185
INSURANCE — 2.25%
American International Group Inc.
5.85%, 01/16/18	710	738,570
Assurant Inc.
2.50%, 03/15/18	300	302,166
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	57	56,880
1.45%, 03/07/18	975	976,151
2.00%, 08/15/18	84	84,769
5.40%, 05/15/18	462	484,754
Berkshire Hathaway Inc.
1.15%, 08/15/18	100	99,458
1.55%, 02/09/18	264	264,473
Chubb Corp. (The)
5.75%, 05/15/18	131	137,804
MetLife Inc. Series A
6.82%, 08/15/18	633	680,981
Prudential Financial Inc.
2.30%, 08/15/18	100	100,784
Voya Financial Inc.
2.90%, 02/15/18	556	562,305

Security	Principal (000s)	Value
XLIT Ltd.
2.30%, 12/15/18	$235	$236,358

		4,725,453
INTERNET — 0.55%
Baidu Inc.
3.25%, 08/06/18	600	609,132
eBay Inc.
2.50%, 03/09/18	425	428,783
Expedia Inc.
7.46%, 08/15/18	105	113,115

		1,151,030
IRON & STEEL — 0.11%
Nucor Corp.
5.85%, 06/01/18	211	221,862

		221,862
LODGING — 0.02%
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	50	50,306

		50,306
MACHINERY — 2.01%
Caterpillar Financial Services Corp.
1.30%, 03/01/18	240	239,299
1.50%, 02/23/18	675	674,791
1.70%, 06/16/18	290	290,101
1.80%, 11/13/18	325	325,309
5.45%, 04/15/18	197	205,828
7.05%, 10/01/18	25	27,155
Series G
2.45%, 09/06/18	160	161,899
Caterpillar Inc.
7.90%, 12/15/18	171	189,993
John Deere Capital Corp.
1.30%, 03/12/18	310	309,504
1.35%, 01/16/18	250	250,020
1.60%, 07/13/18	325	325,062
1.75%, 08/10/18	300	300,900
1.95%, 12/13/18	462	464,264
5.75%, 09/10/18	153	162,864
Roper Technologies Inc.
2.05%, 10/01/18	282	283,105

		4,210,094

267

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
MANUFACTURING — 1.10%
3M Co.
1.38%, 08/07/18	$250	$249,992
Crane Co.
2.75%, 12/15/18	200	202,920
General Electric Co.
1.63%, 04/02/18	386	387,212
5.63%, 05/01/18	1,088	1,144,500
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	307	330,578

		2,315,202
MEDIA — 1.95%
21st Century Fox America Inc.
7.25%, 05/18/18	150	160,140
8.25%, 08/10/18	150	163,915
CBS Corp.
4.63%, 05/15/18	100	103,490
Comcast Corp.
5.70%, 05/15/18	872	917,780
5.88%, 02/15/18	144	150,549
Grupo Televisa SAB
6.00%, 05/15/18	200	209,884
Historic TW Inc.
6.88%, 06/15/18	291	310,834
Thomson Reuters Corp.
6.50%, 07/15/18	357	379,784
Time Warner Cable LLC
6.75%, 07/01/18	1,001	1,064,814
Viacom Inc.
2.50%, 09/01/18	228	229,569
Walt Disney Co. (The)
1.50%, 09/17/18	410	410,689

		4,101,448
METAL FABRICATE & HARDWARE — 0.16%
Precision Castparts Corp.
1.25%, 01/15/18	337	336,811

		336,811
MINING — 0.27%
BHP Billiton Finance USA Ltd.
2.05%, 09/30/18	425	427,121

Security	Principal (000s)	Value
Goldcorp Inc.
2.13%, 03/15/18	$130	$130,483

		557,604
OFFICE & BUSINESS EQUIPMENT — 0.18%
Pitney Bowes Inc.
4.75%, 05/15/18	5	5,146
Xerox Corp.
6.35%, 05/15/18	346	363,155

		368,301
OIL & GAS — 5.78%
Apache Corp.
6.90%, 09/15/18	100	107,853
BP Capital Markets PLC
1.38%, 05/10/18	883	880,351
1.67%, 02/13/18	586	586,756
2.24%, 09/26/18	242	243,936
Canadian Natural Resources Ltd.
1.75%, 01/15/18	456	455,731
5.90%, 02/01/18	125	129,704
Chevron Corp.
1.37%, 03/02/18	425	424,779
1.72%, 06/24/18 (Call 05/24/18)	781	783,562
1.79%, 11/16/18	875	878,421
ConocoPhillips
5.20%, 05/15/18	203	211,563
ConocoPhillips Co.
1.50%, 05/15/18	600	598,248
EOG Resources Inc.
6.88%, 10/01/18	100	107,982
EQT Corp.
6.50%, 04/01/18	255	267,691
Exxon Mobil Corp.
1.31%, 03/06/18	708	708,241
1.44%, 03/01/18	1,000	1,001,430
Marathon Oil Corp.
5.90%, 03/15/18	416	432,640
Marathon Petroleum Corp.
2.70%, 12/14/18	175	177,214
Nabors Industries Inc.
6.15%, 02/15/18	334	348,195
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	228	228,059

268

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Petro-Canada
6.05%, 05/15/18	$431	$453,490
Pioneer Natural Resources Co.
6.88%, 05/01/18	200	211,846
Shell International Finance BV
1.63%, 11/10/18	475	474,948
1.90%, 08/10/18	541	543,986
2.00%, 11/15/18	789	794,073
Suncor Energy Inc.
6.10%, 06/01/18	209	220,643
Total Capital Canada Ltd.
1.45%, 01/15/18	229	229,206
Total Capital SA
2.13%, 08/10/18	613	618,388

		12,118,936
OIL & GAS SERVICES — 0.44%
Baker Hughes Inc.
7.50%, 11/15/18	332	364,490
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	325	325,878
5.90%, 09/15/18	225	239,260

		929,628
PHARMACEUTICALS — 5.27%
AbbVie Inc.
1.80%, 05/14/18	1,252	1,254,216
2.00%, 11/06/18	825	827,681
Actavis Funding SCS
2.35%, 03/12/18[b]	1,370	1,378,659
AstraZeneca PLC
1.75%, 11/16/18	450	450,855
Cardinal Health Inc.
1.95%, 06/15/18	375	375,986
Eli Lilly & Co.
1.25%, 03/01/18	345	344,807
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	1,079	1,135,486
Johnson & Johnson
1.65%, 12/05/18	459	461,070
5.15%, 07/15/18[b]	230	242,395
McKesson Corp.
1.40%, 03/15/18	128	127,360
Medco Health Solutions Inc.
7.13%, 03/15/18	285	301,237

Security	Principal (000s)	Value
Merck & Co. Inc.
1.10%, 01/31/18[b]	$523	$522,346
1.30%, 05/18/18	344	343,780
Mylan Inc.
2.60%, 06/24/18	80	80,358
Mylan NV
3.00%, 12/15/18[d]	500	504,190
Perrigo Co. PLC
2.30%, 11/08/18	200	200,116
Pfizer Inc.
1.20%, 06/01/18	600	598,296
1.50%, 06/15/18	459	459,982
4.65%, 03/01/18	30	31,031
Pharmacia LLC
6.50%, 12/01/18	100	108,645
Sanofi
1.25%, 04/10/18	438	438,118
Teva Pharmaceutical Finance Netherlands III BV
1.40%, 07/20/18	650	645,060
Zoetis Inc.
1.88%, 02/01/18	232	231,907

		11,063,581
PIPELINES — 2.06%
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	250	252,360
Columbia Pipeline Group Inc.
2.45%, 06/01/18	160	160,885
Enbridge Energy Partners LP
Series B
6.50%, 04/15/18	100	105,169
Energy Transfer Partners LP
2.50%, 06/15/18	700	704,893
6.70%, 07/01/18	356	378,873
Enterprise Products Operating LLC
1.65%, 05/07/18	129	128,739
6.65%, 04/15/18	250	264,085
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	710	739,387
Kinder Morgan Inc./DE
7.25%, 06/01/18	40	42,586
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	200	203,976

269

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Plains All American Pipeline LP/PAA Finance Corp.
6.50%, 05/01/18	$420	$443,108
Spectra Energy Capital LLC
6.20%, 04/15/18	283	296,001
Spectra Energy Partners LP
2.95%, 09/25/18 (Call 08/25/18)	55	55,858
TransCanada PipeLines Ltd.
1.88%, 01/12/18	330	330,772
6.50%, 08/15/18	112	119,615
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	100	100,375

		4,326,682
REAL ESTATE INVESTMENT TRUSTS — 1.13%
American Tower Corp.
4.50%, 01/15/18	459	470,663
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)	501	515,058
Hospitality Properties Trust
6.70%, 01/15/18 (Call 07/15/17)	100	102,265
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	50	51,649
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	100	101,876
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)	100	100,354
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	260	260,372
UDR Inc.
4.25%, 06/01/18	250	257,707
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	280	280,630
Welltower Inc.
2.25%, 03/15/18	225	226,280

		2,366,854
RETAIL — 3.20%
AutoNation Inc.
6.75%, 04/15/18	100	105,318
Best Buy Co. Inc.
5.00%, 08/01/18	180	187,898

Security	Principal (000s)	Value
CVS Health Corp.
1.90%, 07/20/18	$1,359	$1,363,118
2.25%, 12/05/18 (Call 11/05/18)	553	557,435
Dollar General Corp.
1.88%, 04/15/18	225	225,441
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	395	399,835
McDonald’s Corp.
2.10%, 12/07/18	500	503,470
5.35%, 03/01/18	287	298,443
Nordstrom Inc.
6.25%, 01/15/18	430	448,731
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	180	181,089
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	185	186,824
Target Corp.
6.00%, 01/15/18	350	365,312
Wal-Mart Stores Inc.
1.13%, 04/11/18	292	291,536
1.95%, 12/15/18	714	720,119
5.80%, 02/15/18	185	193,717
Walgreens Boots Alliance Inc.
1.75%, 05/30/18	675	676,458

		6,704,744
SEMICONDUCTORS — 0.63%
Altera Corp.
2.50%, 11/15/18	415	421,914
Maxim Integrated Products Inc.
2.50%, 11/15/18	103	103,934
QUALCOMM Inc.
1.40%, 05/18/18	474	473,010
Texas Instruments Inc.
1.00%, 05/01/18	315	313,362

		1,312,220
SOFTWARE — 1.73%
CA Inc.
2.88%, 08/15/18	50	50,629
Fidelity National Information Services Inc.
2.00%, 04/15/18	160	160,552
2.85%, 10/15/18	325	330,216

270

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Microsoft Corp.
1.00%, 05/01/18	$110	$109,682
1.30%, 11/03/18	1,270	1,268,794
1.63%, 12/06/18	488	490,176
Oracle Corp.
5.75%, 04/15/18	1,168	1,229,040

		3,639,089
TELECOMMUNICATIONS — 4.15%
AT&T Inc.
1.75%, 01/15/18[b]	557	557,440
2.38%, 11/27/18	917	923,382
5.50%, 02/01/18	782	811,145
5.60%, 05/15/18	312	326,823
British Telecommunications PLC
5.95%, 01/15/18	400	416,216
Cisco Systems Inc.
1.40%, 02/28/18	610	610,976
1.65%, 06/15/18	636	638,232
Deutsche Telekom International Finance BV
6.75%, 08/20/18	400	429,824
GTE Corp.
6.84%, 04/15/18[b]	50	52,700
Rogers Communications Inc.
6.80%, 08/15/18	402	432,174
Telefonica Emisiones SAU
3.19%, 04/27/18	750	760,425
Verizon Communications Inc.
3.65%, 09/14/18	1,373	1,415,275
5.50%, 02/15/18	130	135,373
6.10%, 04/15/18	332	349,550
Vodafone Group PLC
1.50%, 02/19/18	660	658,211
4.63%, 07/15/18	189	195,933

		8,713,679
TOYS, GAMES & HOBBIES — 0.05%
Mattel Inc.
1.70%, 03/15/18	100	99,809

		99,809
TRANSPORTATION — 0.99%
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	330	345,332

Security	Principal or Shares (000s)	Value
Canadian National Railway Co.
5.55%, 05/15/18	$175	$183,638
Norfolk Southern Corp.
5.75%, 04/01/18	549	574,787
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	75	75,631
2.50%, 03/01/18 (Call 02/01/18)	125	125,846
Union Pacific Corp.
5.70%, 08/15/18	225	238,727
United Parcel Service Inc.
5.50%, 01/15/18	507	526,834

		2,070,795
TRUCKING & LEASING — 0.02%
GATX Corp.
2.38%, 07/30/18	50	50,249

		50,249

TOTAL CORPORATE BONDS & NOTES
(Cost: $202,245,938)		202,186,985

SHORT-TERM INVESTMENTS — 5.25%

MONEY MARKET FUNDS — 5.25%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.97%[e,f,g]	2,285	2,286,029
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.46%[e,f]	8,727	8,726,789

		11,012,818

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,012,561)		11,012,818

271

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF

January 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 101.60%
(Cost: $213,258,499)[h]	$213,199,803
Other Assets, Less Liabilities — (1.60)%	(3,348,235)

NET ASSETS — 100.00%	$209,851,568

[a]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $213,259,243. Net unrealized depreciation was $59,440, of which $158,770 represented gross unrealized appreciation on securities and $218,210 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.50%, 02/23/18	$750	$250	$—	$1,000	$999,130	$3,144	$—
1.60%, 06/01/18	500	—	—	500	499,640	1,706	—
1.70%, 12/07/18	—	250	—	250	249,660	306	—
1.80%, 11/05/18	250	—	—	250	250,255	1,051	—

					$1,998,685	$6,207	$—

272

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2018 TERM CORPORATE ETF

January 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$202,186,985	$—	$202,186,985
Money market funds	11,012,818	—	—	11,012,818

Total	$11,012,818	$202,186,985	$—	$213,199,803

273

Schedule of Investments (Unaudited)

iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.21%

ADVERTISING — 0.00%
Omnicom Group Inc.
6.25%, 07/15/19	$11	$12,087

		12,087
AEROSPACE & DEFENSE — 0.92%
Boeing Capital Corp.
4.70%, 10/27/19	10	10,773
Boeing Co. (The)
6.00%, 03/15/19[a]	678	737,006
L3 Technologies Inc.
5.20%, 10/15/19	555	596,925
Lockheed Martin Corp.
4.25%, 11/15/19	270	287,339
Northrop Grumman Corp.
5.05%, 08/01/19	310	332,429
United Technologies Corp.
1.50%, 11/01/19	290	288,043

		2,252,515
AGRICULTURE — 0.94%
Altria Group Inc.
9.25%, 08/06/19	720	847,073
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	175	200,240
Philip Morris International Inc.
1.38%, 02/25/19	220	218,073
1.88%, 01/15/19	652	653,271
Reynolds American Inc.
8.13%, 06/23/19	331	376,284

		2,294,941
AIRLINES — 0.17%
Continental Airlines Inc. Pass Through Trust
Series 2009-2, Class A
7.25%, 05/10/21	201	223,426
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	200	203,312

		426,738
AUTO MANUFACTURERS — 4.05%
American Honda Finance Corp.
1.20%, 07/12/19	445	437,631

Security	Principal (000s)	Value
1.70%, 02/22/19[a]	$430	$429,260
2.25%, 08/15/19	556	559,330
Ford Motor Credit Co. LLC
1.90%, 08/12/19	200	197,256
2.02%, 05/03/19	800	792,712
2.38%, 03/12/19	850	849,669
2.60%, 11/04/19	700	700,413
2.94%, 01/08/19	400	404,716
General Motors Financial Co. Inc.
2.35%, 10/04/19	100	99,090
2.40%, 05/09/19	386	384,803
3.10%, 01/15/19	1,103	1,117,416
3.50%, 07/10/19	791	806,543
PACCAR Financial Corp.
1.20%, 08/12/19	100	98,296
1.30%, 05/10/19	425	420,257
1.65%, 02/25/19	80	79,813
Toyota Motor Credit Corp.
1.55%, 10/18/19	225	222,838
1.70%, 02/19/19	1,050	1,049,412
2.10%, 01/17/19	478	481,604
2.13%, 07/18/19	806	810,288

		9,941,347
BANKS — 31.37%
Associated Banc-Corp.
2.75%, 11/15/19 (Call 10/15/19)	50	50,234
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	250	246,945
2.05%, 09/23/19	500	498,455
2.25%, 06/13/19	600	602,250
Bank of America Corp.
2.60%, 01/15/19	1,935	1,952,667
2.65%, 04/01/19	1,953	1,974,424
7.63%, 06/01/19	1,055	1,181,547
Bank of Montreal
1.50%, 07/18/19	1,038	1,026,063
2.38%, 01/25/19 (Call 12/25/18)	747	753,850
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)	596	599,862
2.20%, 03/04/19 (Call 02/02/19)	84	84,601
2.20%, 05/15/19 (Call 04/15/19)	748	753,318

274

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
2.30%, 09/11/19 (Call 08/11/19)	$702	$708,999
5.45%, 05/15/19	13	14,032
Bank of Nova Scotia (The)
1.65%, 06/14/19	313	310,662
1.95%, 01/15/19	799	800,814
2.05%, 06/05/19	888	889,066
Barclays Bank PLC
6.75%, 05/22/19	600	658,674
Barclays PLC
2.75%, 11/08/19	1,000	1,002,600
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	688	693,112
5.25%, 11/01/19	5	5,397
6.85%, 04/30/19	478	527,760
BNP Paribas SA
2.45%, 03/17/19	702	707,349
BPCE SA
2.50%, 07/15/19	500	502,645
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	750	742,342
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	350	346,654
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	697	702,639
Capital One N.A./Mclean VA
1.85%, 09/13/19 (Call 08/13/19)	500	495,770
2.40%, 09/05/19 (Call 08/05/19)	500	501,795
Citigroup Inc.
2.05%, 06/07/19	475	473,375
2.50%, 07/29/19	947	953,440
2.55%, 04/08/19	1,460	1,472,658
8.50%, 05/22/19	349	397,211
Citizens Bank N.A./Providence RI
2.50%, 03/14/19 (Call 02/14/19)	600	605,220
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	125	124,959
Commonwealth Bank of Australia/New York NY
2.05%, 03/15/19	250	250,070
2.25%, 03/13/19	500	502,265
2.30%, 09/06/19	550	552,140

Security	Principal (000s)	Value
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	$750	$738,000
2.25%, 01/14/19	500	502,520
Credit Suisse AG/New York NY
2.30%, 05/28/19	1,350	1,355,022
5.30%, 08/13/19	900	968,949
Deutsche Bank AG
2.85%, 05/10/19[a]	1,102	1,104,458
Deutsche Bank AG/London
2.50%, 02/13/19[a]	828	827,967
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	632	636,070
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	400	395,216
2.30%, 03/15/19 (Call 02/15/19)	450	453,920
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	250	250,933
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)	525	523,488
2.30%, 12/13/19 (Call 11/13/19)	702	701,340
2.55%, 10/23/19	1,184	1,192,371
2.63%, 01/31/19	1,347	1,361,076
7.50%, 02/15/19	1,872	2,069,496
HSBC USA Inc.
2.25%, 06/23/19	300	300,549
2.38%, 11/13/19	700	701,897
Intesa Sanpaolo SpA
3.88%, 01/15/19[a]	400	407,956
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)	525	524,128
2.20%, 10/22/19[a]	1,473	1,477,139
2.35%, 01/28/19	897	904,983
6.30%, 04/23/19	1,418	1,548,215
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	250	246,942
2.35%, 03/08/19	500	503,385
2.50%, 12/15/19	250	252,035
Lloyds Bank PLC
2.05%, 01/22/19	400	398,892
Manufacturers & Traders Trust Co.
2.25%, 07/25/19 (Call 06/25/19)	250	252,062
Morgan Stanley
2.38%, 07/23/19	1,028	1,032,903

275

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
2.45%, 02/01/19[a]	$1,245	$1,254,836
2.50%, 01/24/19	1,016	1,024,900
5.63%, 09/23/19	1,300	1,408,797
7.30%, 05/13/19	1,575	1,749,794
MUFG Union Bank N.A.
2.25%, 05/06/19 (Call 04/06/19)	250	249,953
National Australia Bank Ltd./New York
1.38%, 07/12/19	500	491,185
2.00%, 01/14/19	750	751,020
National City Corp.
6.88%, 05/15/19	101	111,571
PNC Bank N.A.
1.45%, 07/29/19 (Call 06/29/19)[b]	900	889,182
1.95%, 03/04/19 (Call 02/02/19)[b]	250	250,652
2.20%, 01/28/19 (Call 12/29/18)[b]	250	251,640
2.25%, 07/02/19 (Call 06/02/19)[b]	500	503,470
2.40%, 10/18/19 (Call 09/18/19)[b]	500	504,485
PNC Financial Services Group Inc. (The)
6.70%, 06/10/19[b]	360	398,120
Royal Bank of Canada
1.50%, 07/29/19	777	767,707
1.63%, 04/15/19	863	856,804
2.15%, 03/15/19	607	609,640
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	505	549,819
Santander Holdings USA Inc.
2.70%, 05/24/19 (Call 04/24/19)	600	599,646
Santander UK PLC
2.35%, 09/10/19	595	596,898
2.50%, 03/14/19	938	943,572
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	250	245,707
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	250	249,330
2.25%, 07/11/19	750	749,873
2.45%, 01/10/19	250	251,602
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	563	568,360
Svenska Handelsbanken AB
1.50%, 09/06/19	750	738,952
2.25%, 06/17/19	250	251,027
2.50%, 01/25/19	500	505,770

Security	Principal (000s)	Value
Synovus Financial Corp.
7.88%, 02/15/19	$250	$276,250
Toronto-Dominion Bank (The)
1.45%, 08/13/19	330	325,561
1.95%, 01/22/19	575	576,265
2.13%, 07/02/19	766	769,210
2.25%, 11/05/19[a]	501	503,505
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	1,152	1,161,965
U.S. Bank N.A./Cincinnati OH
1.40%, 04/26/19 (Call 03/26/19)	250	247,720
2.13%, 10/28/19 (Call 09/28/19)	500	502,390
UBS AG/Stamford CT
2.38%, 08/14/19	1,000	1,005,490
Wells Fargo & Co.
2.13%, 04/22/19	1,186	1,190,768
2.15%, 01/15/19	1,280	1,286,579
Wells Fargo Bank N.A.
1.75%, 05/24/19	500	497,270
2.15%, 12/06/19	1,000	999,860
Westpac Banking Corp.
1.60%, 08/19/19	490	483,811
1.65%, 05/13/19	585	579,659
2.25%, 01/17/19	575	578,312
4.88%, 11/19/19	1,250	1,339,125

		76,945,828
BEVERAGES — 2.77%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	2,171	2,173,149
2.15%, 02/01/19	1,057	1,064,970
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19	571	643,945
7.75%, 01/15/19	964	1,072,084
Coca-Cola Co. (The)
1.38%, 05/30/19	525	522,979
Constellation Brands Inc.
3.88%, 11/15/19[a]	250	260,882
Molson Coors Brewing Co.
1.45%, 07/15/19	450	443,786
PepsiCo Inc.
1.35%, 10/04/19	225	223,560
1.50%, 02/22/19	255	254,844
2.25%, 01/07/19 (Call 12/07/18)	127	128,650

		6,788,849

276

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
BIOTECHNOLOGY — 0.73%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	$869	$875,127
5.70%, 02/01/19	543	582,769
Celgene Corp.
2.25%, 05/15/19	166	166,377
Gilead Sciences Inc.
2.05%, 04/01/19	157	157,672

		1,781,945
CHEMICALS — 2.15%
Agrium Inc.
6.75%, 01/15/19	103	111,189
Dow Chemical Co. (The)
8.55%, 05/15/19	1,560	1,781,629
Eastman Chemical Co.
5.50%, 11/15/19	75	81,372
EI du Pont de Nemours & Co.
5.75%, 03/15/19	242	260,569
Lubrizol Corp.
8.88%, 02/01/19	238	271,006
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	1,050	1,110,648
Methanex Corp.
3.25%, 12/15/19	175	174,781
Monsanto Co.
2.13%, 07/15/19	436	435,974
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	398	433,633
Praxair Inc.
4.50%, 08/15/19	185	196,696
RPM International Inc.
6.13%, 10/15/19	370	404,214

		5,261,711
COMMERCIAL SERVICES — 0.26%
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	75	79,934
Ecolab Inc.
2.00%, 01/14/19	75	75,130
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	475	481,940

Security	Principal (000s)	Value
Princeton University
Series A
4.95%, 03/01/19	$3	$3,190

		640,194
COMPUTERS — 2.74%
Apple Inc.
1.10%, 08/02/19[a]	425	418,876
1.70%, 02/22/19	725	726,747
2.10%, 05/06/19	1,525	1,538,939
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[c]	2,058	2,099,551
HP Inc.
2.75%, 01/14/19	50	50,554
International Business Machines Corp.
1.80%, 05/17/19	700	701,799
1.88%, 05/15/19	500	502,090
1.95%, 02/12/19[a]	450	452,794
8.38%, 11/01/19	200	234,446

		6,725,796
COSMETICS & PERSONAL CARE — 0.21%
Colgate-Palmolive Co.
1.75%, 03/15/19	166	166,676
Procter & Gamble Co. (The)
1.90%, 11/01/19	347	349,769

		516,445
DIVERSIFIED FINANCIAL SERVICES — 3.69%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19	500	511,250
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[a]	355	362,299
American Express Co.
8.13%, 05/20/19	102	115,870
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	25	24,787
2.13%, 03/18/19	987	991,590
2.25%, 08/15/19	1,012	1,018,659
Ameriprise Financial Inc.
7.30%, 06/28/19	500	559,695

277

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	$250	$250,640
2.30%, 06/05/19 (Call 05/05/19)	250	250,883
8.80%, 07/15/19	250	285,977
International Lease Finance Corp.
5.88%, 04/01/19	612	651,780
6.25%, 05/15/19	500	538,750
Jefferies Group LLC
8.50%, 07/15/19[a]	328	373,431
Legg Mason Inc.
2.70%, 07/15/19	75	75,560
MasterCard Inc.
2.00%, 04/01/19	341	343,728
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	75	74,261
1.65%, 02/08/19	200	199,696
2.15%, 02/01/19 (Call 01/01/19)	175	176,151
2.30%, 11/15/19 (Call 10/15/19)	225	226,991
Nomura Holdings Inc.
2.75%, 03/19/19	854	862,352
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	500	502,705
3.00%, 08/15/19 (Call 07/15/19)	639	647,486
TD Ameritrade Holding Corp.
5.60%, 12/01/19	3	3,286

		9,047,827
ELECTRIC — 4.71%
Arizona Public Service Co.
8.75%, 03/01/19	103	116,807
Black Hills Corp.
2.50%, 01/11/19	130	130,757
CMS Energy Corp.
8.75%, 06/15/19	350	401,464
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	105	115,559
Consumers Energy Co.
6.13%, 03/15/19	150	163,251
6.70%, 09/15/19	350	391,297
Dominion Resources Inc./VA
1.88%, 01/15/19	90	90,101
2.50%, 12/01/19 (Call 11/01/19)	850	860,982

Security	Principal (000s)	Value
2.96%, 07/01/19[d]	$125	$126,606
5.20%, 08/15/19	215	230,914
Series B
1.60%, 08/15/19	250	246,602
DTE Energy Co.
1.50%, 10/01/19	180	176,913
2.40%, 12/01/19 (Call 11/01/19)	225	226,222
Duke Energy Corp.
5.05%, 09/15/19	137	146,968
Duke Energy Ohio Inc.
5.45%, 04/01/19	150	161,014
Duke Energy Progress LLC
5.30%, 01/15/19	345	368,363
Emera U.S. Finance LP
2.15%, 06/15/19	425	424,290
Entergy Texas Inc.
7.13%, 02/01/19	184	202,255
Eversource Energy
4.50%, 11/15/19	250	265,077
Exelon Generation Co. LLC
5.20%, 10/01/19	364	390,368
Georgia Power Co.
4.25%, 12/01/19	108	114,663
Indiana Michigan Power Co.
7.00%, 03/15/19	225	247,304
Jersey Central Power & Light Co.
7.35%, 02/01/19	270	294,251
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	605	611,486
Nevada Power Co.
7.13%, 03/15/19	266	294,789
NextEra Energy Capital Holdings Inc.
2.30%, 04/01/19	130	130,842
2.40%, 09/15/19 (Call 08/15/19)	260	261,713
2.70%, 09/15/19 (Call 08/15/19)	200	202,392
6.00%, 03/01/19	360	388,631
Oklahoma Gas & Electric Co.
8.25%, 01/15/19	100	111,749
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)[a]	300	300,306
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	260	261,771

278

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Portland General Electric Co.
6.10%, 04/15/19	$50	$54,381
Progress Energy Inc.
4.88%, 12/01/19	375	402,240
7.05%, 03/15/19	320	352,682
Public Service Co. of Colorado
5.13%, 06/01/19	200	214,256
Public Service Co. of Oklahoma
5.15%, 12/01/19	100	107,939
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	275	276,394
Series I
1.80%, 06/01/19 (Call 05/01/19)	25	24,909
Southern Co. (The)
1.85%, 07/01/19	956	951,870
2.15%, 09/01/19 (Call 08/01/19)	315	314,865
Southern Power Co.
1.95%, 12/15/19	75	74,601
Union Electric Co.
6.70%, 02/01/19	250	272,335
Wisconsin Power & Light Co.
5.00%, 07/15/19	50	53,190

		11,555,369
ELECTRICAL COMPONENTS & EQUIPMENT — 0.06%
Emerson Electric Co.
4.88%, 10/15/19	89	95,890
5.00%, 04/15/19	50	53,285

		149,175
ELECTRONICS — 0.81%
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	555	561,721
Corning Inc.
6.63%, 05/15/19	150	165,180
Fortive Corp.
1.80%, 06/15/19[c]	340	337,936
Honeywell International Inc.
1.40%, 10/30/19	785	779,136
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	150	152,391

		1,996,364

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.23%
Republic Services Inc.
5.50%, 09/15/19	$508	$551,906

		551,906
FOOD — 1.61%
Campbell Soup Co.
4.50%, 02/15/19	100	104,992
General Mills Inc.
2.20%, 10/21/19	610	613,581
5.65%, 02/15/19	416	446,826
Kellogg Co.
4.15%, 11/15/19	258	272,156
Kroger Co. (The)
2.00%, 01/15/19	400	401,016
2.30%, 01/15/19 (Call 12/15/18)	85	85,677
Sysco Corp.
1.90%, 04/01/19	495	494,371
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	789	798,863
Unilever Capital Corp.
2.20%, 03/06/19	400	404,244
4.80%, 02/15/19	300	318,636

		3,940,362
FOREST PRODUCTS & PAPER — 0.08%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	130	144,258
International Paper Co.
9.38%, 05/15/19	50	57,559

		201,817
GAS — 0.46%
Atmos Energy Corp.
8.50%, 03/15/19	250	282,780
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	200	202,314
NiSource Finance Corp.
6.80%, 01/15/19	62	67,434
Sempra Energy
9.80%, 02/15/19	412	475,502
Southern Co. Gas Capital Corp.
5.25%, 08/15/19	100	106,723

		1,134,753

279

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
HAND & MACHINE TOOLS — 0.21%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	$506	$503,566

		503,566
HEALTH CARE — PRODUCTS — 1.94%
Abbott Laboratories
2.35%, 11/22/19	1,436	1,441,227
5.13%, 04/01/19	447	474,553
Becton Dickinson and Co.
2.68%, 12/15/19	1,094	1,111,241
6.38%, 08/01/19	172	189,659
Medtronic Inc.
5.60%, 03/15/19	200	215,124
Stryker Corp.
2.00%, 03/08/19	573	574,037
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	424	428,219
Zimmer Biomet Holdings Inc.
4.63%, 11/30/19	304	322,076

		4,756,136
HEALTH CARE — SERVICES — 1.52%
Aetna Inc.
1.90%, 06/07/19	1,053	1,055,622
2.20%, 03/15/19 (Call 02/15/19)	285	286,607
Anthem Inc.
2.25%, 08/15/19	717	717,423
7.00%, 02/15/19	127	138,872
Dignity Health
2.64%, 11/01/19	50	50,421
Humana Inc.
2.63%, 10/01/19	200	201,528
Quest Diagnostics Inc.
2.70%, 04/01/19	187	189,242
UnitedHealth Group Inc.
1.63%, 03/15/19	112	111,568
1.70%, 02/15/19	705	703,393
2.30%, 12/15/19	269	271,426

		3,726,102
HOLDING COMPANIES — DIVERSIFIED — 0.31%
FS Investment Corp.
4.00%, 07/15/19[a]	200	201,828

Security	Principal (000s)	Value
PennantPark Investment Corp.
4.50%, 10/01/19	$250	$251,163
Prospect Capital Corp.
5.00%, 07/15/19	300	308,625

		761,616
HOME BUILDERS — 0.13%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	310	318,100

		318,100
HOUSEHOLD PRODUCTS & WARES — 0.17%
Kimberly-Clark Corp.
1.40%, 02/15/19	130	129,230
1.90%, 05/22/19	275	276,408

		405,638
HOUSEWARES — 0.32%
Newell Brands Inc.
2.60%, 03/29/19	555	561,483
2.88%, 12/01/19 (Call 11/01/19)	225	228,386

		789,869
INSURANCE — 2.64%
Allstate Corp. (The)
7.45%, 05/16/19	315	350,957
American Financial Group Inc./OH
9.88%, 06/15/19	100	116,707
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	945	950,179
AXIS Specialty Finance PLC
2.65%, 04/01/19	50	50,408
Berkshire Hathaway Finance Corp.
1.30%, 08/15/19	475	470,103
1.70%, 03/15/19	940	941,260
Berkshire Hathaway Inc.
2.10%, 08/14/19	448	451,830
Chubb INA Holdings Inc.
5.90%, 06/15/19	332	362,076
CNA Financial Corp.
7.35%, 11/15/19	250	283,107
Hartford Financial Services Group Inc. (The)
6.00%, 01/15/19	205	220,451

280

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Lincoln National Corp.
8.75%, 07/01/19	$257	$295,527
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	325	326,534
MetLife Inc.
7.72%, 02/15/19	700	780,017
Protective Life Corp.
7.38%, 10/15/19	100	113,071
Prudential Financial Inc.
2.35%, 08/15/19	125	125,872
7.38%, 06/15/19	163	182,958
Reinsurance Group of America Inc.
6.45%, 11/15/19	120	133,024
Travelers Companies Inc. (The)
5.90%, 06/02/19	271	295,132
WR Berkley Corp.
7.38%, 09/15/19	25	27,829

		6,477,042
INTERNET — 1.15%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	1,000	1,005,250
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	774	789,511
Baidu Inc.
2.75%, 06/09/19	400	403,480
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	624	625,641

		2,823,882
IRON & STEEL — 0.24%
Vale Overseas Ltd.
5.63%, 09/15/19	550	586,438

		586,438
LODGING — 0.06%
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	156	158,771

		158,771
MACHINERY — 1.50%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	375	370,927
2.10%, 06/09/19	632	635,356
2.25%, 12/01/19	386	388,154
7.15%, 02/15/19	358	395,332

Security	Principal (000s)	Value
Deere & Co.
4.38%, 10/16/19	$255	$271,090
John Deere Capital Corp.
1.25%, 10/09/19	275	270,636
1.95%, 01/08/19	695	698,454
1.95%, 03/04/19	325	326,222
2.25%, 04/17/19	143	144,437
2.30%, 09/16/19	159	160,603
Roper Technologies Inc.
6.25%, 09/01/19	5	5,493

		3,666,704
MANUFACTURING — 1.06%
3M Co.
1.63%, 06/15/19	323	323,927
Eaton Corp.
6.95%, 03/20/19	200	219,898
General Electric Co.
2.10%, 12/11/19	232	233,647
2.30%, 01/14/19	400	405,144
6.00%, 08/07/19	534	589,312
Illinois Tool Works Inc.
1.95%, 03/01/19	207	209,045
6.25%, 04/01/19	334	365,613
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	185	188,424
Textron Inc.
7.25%, 10/01/19	50	56,188

		2,591,198
MEDIA — 2.51%
21st Century Fox America Inc.
6.90%, 03/01/19	144	157,836
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	362	363,050
Comcast Corp.
5.70%, 07/01/19	537	585,496
Discovery Communications LLC
5.63%, 08/15/19	130	140,773
RELX Capital Inc.
8.63%, 01/15/19	125	139,967
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	161	163,244

281

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Thomson Reuters Corp.
4.70%, 10/15/19	$108	$114,288
Time Warner Cable LLC
8.25%, 04/01/19	896	1,003,520
8.75%, 02/14/19	764	857,590
Time Warner Inc.
2.10%, 06/01/19	473	473,397
Viacom Inc.
2.20%, 04/01/19	277	275,673
2.75%, 12/15/19 (Call 11/15/19)	100	100,200
5.63%, 09/15/19	336	360,790
Walt Disney Co. (The)
0.88%, 07/12/19	128	125,705
1.65%, 01/08/19	550	551,271
1.85%, 05/30/19	423	424,815
5.50%, 03/15/19	289	311,866

		6,149,481
MINING — 1.12%
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	952	1,046,448
Newmont Mining Corp.
5.13%, 10/01/19	426	456,629
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	1,089	1,253,167

		2,756,244
OFFICE & BUSINESS EQUIPMENT — 0.25%
Pitney Bowes Inc.
6.25%, 03/15/19	50	53,543
Xerox Corp.
2.75%, 03/15/19	183	183,432
5.63%, 12/15/19	347	372,997

		609,972
OIL & GAS — 5.81%
Anadarko Petroleum Corp.
8.70%, 03/15/19	355	403,209
BP Capital Markets PLC
1.68%, 05/03/19	452	449,175
2.24%, 05/10/19	896	901,071
4.75%, 03/10/19	678	717,236
Chevron Corp.
1.56%, 05/16/19	789	787,398
2.19%, 11/15/19 (Call 10/15/19)	688	694,777
4.95%, 03/03/19	544	580,453

Security	Principal (000s)	Value
ConocoPhillips
5.75%, 02/01/19	$1,444	$1,556,401
Encana Corp.
6.50%, 05/15/19	385	417,725
EOG Resources Inc.
5.63%, 06/01/19	434	467,874
EQT Corp.
8.13%, 06/01/19	163	183,104
Exxon Mobil Corp.
1.71%, 03/01/19	770	771,702
1.82%, 03/15/19 (Call 02/15/19)	716	719,236
Hess Corp.
8.13%, 02/15/19	250	277,500
Husky Energy Inc.
7.25%, 12/15/19	586	666,036
Noble Energy Inc.
8.25%, 03/01/19	470	526,522
Repsol Oil & Gas Canada Inc.
7.75%, 06/01/19	250	270,868
Shell International Finance BV
1.38%, 05/10/19	1,097	1,087,687
1.38%, 09/12/19	400	394,836
4.30%, 09/22/19	917	972,772
Total Capital International SA
2.10%, 06/19/19[a]	558	561,315
2.13%, 01/10/19	577	580,981
Valero Energy Corp.
9.38%, 03/15/19	238	273,281

		14,261,159
OIL & GAS SERVICES — 0.23%
Halliburton Co.
6.15%, 09/15/19	521	572,975

		572,975
PACKAGING & CONTAINERS — 0.09%
Bemis Co. Inc.
6.80%, 08/01/19	50	55,190
WestRock RKT Co.
4.45%, 03/01/19	150	155,738

		210,928
PHARMACEUTICALS — 4.84%
Actavis Funding SCS
2.45%, 06/15/19	573	576,438

282

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
AmerisourceBergen Corp.
4.88%, 11/15/19	$150	$160,634
AstraZeneca PLC
1.95%, 09/18/19	473	472,106
Bristol-Myers Squibb Co.
1.75%, 03/01/19	132	132,145
Cardinal Health Inc.
2.40%, 11/15/19	202	203,242
Eli Lilly & Co.
1.95%, 03/15/19	232	233,445
Express Scripts Holding Co.
2.25%, 06/15/19	773	775,280
Express Scripts Inc.
7.25%, 06/15/19	162	180,211
Johnson & Johnson
1.13%, 03/01/19	250	248,633
1.88%, 12/05/19	343	344,914
McKesson Corp.
2.28%, 03/15/19	746	748,872
7.50%, 02/15/19	100	110,454
Mead Johnson Nutrition Co.
4.90%, 11/01/19	482	516,463
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	518	558,124
Mylan Inc.
2.55%, 03/28/19[a]	257	256,902
Mylan NV
2.50%, 06/07/19[c]	654	652,391
Novartis Securities Investment Ltd.
5.13%, 02/10/19	1,395	1,490,265
Pfizer Inc.
1.45%, 06/03/19	223	221,961
1.70%, 12/15/19	416	415,817
2.10%, 05/15/19	810	818,416
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	1,550	1,533,136
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	1,239	1,216,822

		11,866,671
PIPELINES — 2.09%
Boardwalk Pipelines Partners LP
5.75%, 09/15/19	100	107,689

Security	Principal (000s)	Value
Buckeye Partners LP
5.50%, 08/15/19	$100	$106,966
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	373	369,270
Enbridge Energy Partners LP
9.88%, 03/01/19	83	94,759
Energy Transfer Partners LP
9.00%, 04/15/19	175	198,933
9.70%, 03/15/19	150	171,802
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	285	285,712
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	340	343,930
6.50%, 01/31/19	365	397,076
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	466	469,817
9.00%, 02/01/19	185	208,935
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	889	904,789
Magellan Midstream Partners LP
6.55%, 07/15/19	110	121,460
ONEOK Partners LP
8.63%, 03/01/19	108	121,379
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	587	588,174
Spectra Energy Capital LLC
8.00%, 10/01/19	87	98,372
TransCanada PipeLines Ltd.
3.13%, 01/15/19	396	404,245
7.13%, 01/15/19	120	131,334

		5,124,642
REAL ESTATE — 0.08%
Prologis LP
2.75%, 02/15/19 (Call 01/15/19)	200	203,214

		203,214
REAL ESTATE INVESTMENT TRUSTS — 2.01%
American Tower Corp.
3.40%, 02/15/19	830	848,036
7.25%, 05/15/19	75	84,014
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	393	428,028

283

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	$225	$227,183
HCP Inc.
3.75%, 02/01/19 (Call 11/01/18)	350	360,160
Kimco Realty Corp.
6.88%, 10/01/19	200	223,908
Realty Income Corp.
6.75%, 08/15/19	311	346,289
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	225	227,149
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	642	646,943
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	265	274,744
Vereit Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	485	485,606
Vornado Realty LP
2.50%, 06/30/19 (Call 05/30/19)	350	351,148
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	284	294,477
Weyerhaeuser Co.
7.38%, 10/01/19	107	119,850

		4,917,535
RETAIL — 1.74%
Costco Wholesale Corp.
1.70%, 12/15/19	538	538,732
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	602	605,726
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	717	722,872
Lowe’s Companies Inc.
1.15%, 04/15/19	225	222,345
McDonald’s Corp.
1.88%, 05/29/19	325	324,678
Target Corp.
2.30%, 06/26/19	586	594,767
Wal-Mart Stores Inc.
4.13%, 02/01/19	333	349,740
Walgreen Co.
5.25%, 01/15/19	84	88,955
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	809	819,711

		4,267,526

Security	Principal (000s)	Value
SEMICONDUCTORS — 0.21%
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	$100	$102,797
Texas Instruments Inc.
1.65%, 08/03/19	363	362,408
Xilinx Inc.
2.13%, 03/15/19	53	53,113

		518,318
SOFTWARE — 2.05%
CA Inc.
5.38%, 12/01/19	436	473,139
Microsoft Corp.
1.10%, 08/08/19	1,168	1,151,286
4.20%, 06/01/19	437	462,940
Oracle Corp.
2.25%, 10/08/19	1,115	1,128,826
2.38%, 01/15/19	871	884,204
5.00%, 07/08/19	869	936,886

		5,037,281
TELECOMMUNICATIONS — 4.56%
America Movil SAB de CV
5.00%, 10/16/19	600	640,824
AT&T Inc.
2.30%, 03/11/19	842	845,444
5.80%, 02/15/19	1,068	1,144,341
5.88%, 10/01/19	745	812,348
British Telecommunications PLC
2.35%, 02/14/19	200	201,152
Cisco Systems Inc.
1.40%, 09/20/19	261	258,471
1.60%, 02/28/19	936	936,533
2.13%, 03/01/19	1,262	1,274,708
4.95%, 02/15/19	736	784,576
Deutsche Telekom International Finance BV
6.00%, 07/08/19	175	190,885
Juniper Networks Inc.
3.13%, 02/26/19	175	177,891
Orange SA
1.63%, 11/03/19	560	551,146
2.75%, 02/06/19	618	626,776
5.38%, 07/08/19	514	553,753

284

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Telefonica Emisiones SAU
5.88%, 07/15/19	$455	$492,824
Verizon Communications Inc.
1.38%, 08/15/19[a]	435	430,346
2.55%, 06/17/19	502	512,607
Vodafone Group PLC
5.45%, 06/10/19	708	760,923

		11,195,548
TOYS, GAMES & HOBBIES — 0.09%
Mattel Inc.
2.35%, 05/06/19	212	212,638

		212,638
TRANSPORTATION — 1.14%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	389	417,603
Canadian National Railway Co.
5.55%, 03/01/19	284	304,988
Canadian Pacific Railway Co.
7.25%, 05/15/19	100	111,397
FedEx Corp.
8.00%, 01/15/19	494	551,091
Norfolk Southern Corp.
5.90%, 06/15/19	161	175,142
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	120	120,671
2.55%, 06/01/19 (Call 05/01/19)	175	176,412
Union Pacific Corp.
2.25%, 02/15/19	75	75,706
United Parcel Service Inc.
5.13%, 04/01/19	816	874,907

		2,807,917
TRUCKING & LEASING — 0.18%
GATX Corp.
2.50%, 03/15/19	450	453,546

		453,546

TOTAL CORPORATE BONDS & NOTES (Cost: $241,085,738)		240,896,626

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 4.24%

MONEY MARKET FUNDS — 4.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[e,f,g]	7,328	$7,330,129
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[e,f]	3,067	3,066,761

		10,396,890

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,395,079)		10,396,890

TOTAL INVESTMENTS IN SECURITIES — 102.45%
(Cost: $251,480,817)[h]		251,293,516
Other Assets, Less Liabilities — (2.45)%		(6,011,985)

NET ASSETS — 100.00%		$245,281,531

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $251,484,059. Net unrealized depreciation was $190,543, of which $474,715 represented gross unrealized appreciation on securities and $665,258 represented gross unrealized depreciation on securities.

285

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2019 TERM CORPORATE ETF

January 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.45%, 07/29/19	$650	$250	$—	$900	$889,182	$2,958	$—
1.95%, 03/04/19	250	—	—	250	250,652	1,224	—
2.20%, 01/28/19	250	—	—	250	251,640	1,195	—
2.25%, 07/02/19	250	250	—	500	503,470	1,699	—
2.40%, 10/18/19	500	—	—	500	504,485	2,381	—
PNC Financial Services Group Inc. (The)
6.70%, 06/10/19	360	—	—	360	398,120	2,041	—

					$2,797,549	$11,498	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$240,896,626	$—	$240,896,626
Money market funds	10,396,890	—	—	10,396,890

Total	$10,396,890	$240,896,626	$—	$251,293,516

286

Schedule of Investments (Unaudited)

iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.18%

ADVERTISING — 0.18%
Omnicom Group Inc.
4.45%, 08/15/20	$410	$436,564

		436,564
AEROSPACE & DEFENSE — 1.81%
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	435	428,523
4.88%, 02/15/20	395	428,255
Harris Corp.
2.70%, 04/27/20 (Call 03/27/20)	250	250,593
4.40%, 12/15/20[a]	100	106,263
L-3 Communications Corp.
4.75%, 07/15/20	400	425,672
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	1,280	1,290,086
Raytheon Co.
3.13%, 10/15/20	505	521,791
4.40%, 02/15/20	427	456,258
United Technologies Corp.
4.50%, 04/15/20	520	560,155

		4,467,596
AGRICULTURE — 1.24%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	930	943,308
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)[a]	125	127,499
Philip Morris International Inc.
4.50%, 03/26/20	771	824,577
Reynolds American Inc.
3.25%, 06/12/20	1,014	1,039,664
6.88%, 05/01/20	100	113,431

		3,048,479
AIRLINES — 0.14%
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	345	347,374

		347,374
APPAREL — 0.04%
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	95	95,810

		95,810

Security	Principal (000s)	Value
AUTO MANUFACTURERS — 2.46%
American Honda Finance Corp.
2.15%, 03/13/20	$310	$309,826
2.45%, 09/24/20	575	578,870
Ford Motor Credit Co. LLC
2.46%, 03/27/20[a]	800	793,568
3.16%, 08/04/20	600	604,740
8.13%, 01/15/20	550	633,358
General Motors Financial Co. Inc.
3.15%, 01/15/20 (Call 12/15/19)	625	630,738
3.20%, 07/13/20 (Call 06/13/20)	700	704,032
3.70%, 11/24/20 (Call 10/24/20)	615	628,333
Toyota Motor Credit Corp.
2.15%, 03/12/20	945	946,455
Series B
4.50%, 06/17/20	220	236,023

		6,065,943
AUTO PARTS & EQUIPMENT — 0.08%
BorgWarner Inc.
4.63%, 09/15/20	50	52,542
Delphi Automotive PLC
3.15%, 11/19/20 (Call 10/19/20)	150	152,557

		205,099
BANKS — 28.02%
Australia & New Zealand Banking Group Ltd./New York NY
2.70%, 11/16/20	500	502,895
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20	600	604,440
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	60	59,072
2.63%, 10/19/20	1,770	1,773,044
5.63%, 07/01/20	1,510	1,658,660
Series L
2.25%, 04/21/20	1,684	1,672,717
Bank of New York Mellon Corp. (The)
2.45%, 11/27/20 (Call 10/27/20)	635	637,083
2.60%, 08/17/20 (Call 07/17/20)	725	733,983
4.60%, 01/15/20	100	106,941
Series G
2.15%, 02/24/20 (Call 01/24/20)	860	862,047

287

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Bank of Nova Scotia (The)
2.35%, 10/21/20	$731	$729,216
Barclays Bank PLC
5.14%, 10/14/20	500	532,335
Barclays PLC
2.88%, 06/08/20	1,000	995,900
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	810	817,274
2.63%, 06/29/20 (Call 05/29/20)	675	682,695
BNP Paribas SA
2.38%, 05/21/20[a]	800	797,816
BPCE SA
2.25%, 01/27/20	250	248,622
Citigroup Inc.
2.40%, 02/18/20	1,085	1,084,533
2.65%, 10/26/20[a]	2,045	2,048,804
5.38%, 08/09/20	560	613,922
Comerica Bank
2.50%, 06/02/20	250	250,368
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	500	499,000
2.40%, 11/02/20	500	497,520
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	500	500,070
Credit Suisse AG/New York NY
4.38%, 08/05/20	500	528,640
5.40%, 01/14/20[a]	1,437	1,544,358
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	450	448,339
3.13%, 12/10/20[a]	1,250	1,250,425
Deutsche Bank AG
2.95%, 08/20/20	530	527,657
Discover Bank/Greenwood DE
3.10%, 06/04/20 (Call 05/04/20)	1,000	1,014,190
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	1,207	1,226,795
First Horizon National Corp.
3.50%, 12/15/20 (Call 11/15/20)	345	351,158
Goldman Sachs Group Inc. (The)
2.60%, 04/23/20 (Call 03/23/20)	1,589	1,595,388
2.75%, 09/15/20 (Call 08/15/20)	1,775	1,786,041

Security	Principal (000s)	Value
5.38%, 03/15/20	$1,800	$1,950,948
6.00%, 06/15/20	225	249,649
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	500	531,995
HSBC USA Inc.
2.35%, 03/05/20	1,200	1,194,012
2.75%, 08/07/20	875	879,226
5.00%, 09/27/20	500	533,945
Huntington Bancshares Inc./OH
7.00%, 12/15/20[a]	100	114,472
Huntington National Bank (The)
2.40%, 04/01/20 (Call 03/01/20)[a]	500	497,705
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)	1,885	1,888,977
2.55%, 10/29/20 (Call 09/29/20)	1,380	1,384,457
2.75%, 06/23/20 (Call 05/23/20)	1,475	1,492,892
4.25%, 10/15/20	1,050	1,115,856
4.40%, 07/22/20	1,013	1,078,359
4.95%, 03/25/20	538	580,470
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	250	249,660
KeyCorp
2.90%, 09/15/20	985	999,480
Lloyds Bank PLC
2.70%, 08/17/20	600	603,618
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	250	249,853
Morgan Stanley
2.65%, 01/27/20	1,940	1,955,132
2.80%, 06/16/20	1,825	1,842,338
5.50%, 01/26/20	1,000	1,087,320
5.50%, 07/24/20	1,200	1,310,532
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	275	272,409
National Australia Bank Ltd./New York
2.63%, 07/23/20	250	251,537
Northern Trust Corp.
3.45%, 11/04/20	150	156,475
PNC Bank N.A.
2.30%, 06/01/20 (Call 05/02/20)[b]	250	250,688
2.45%, 11/05/20 (Call 10/06/20)[b]	750	752,475
2.60%, 07/21/20 (Call 06/21/20)[b]	250	252,772

288

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20[b]	$371	$395,419
5.13%, 02/08/20[b]	497	537,883
RBC USA Holdco Corp.
5.25%, 09/15/20	125	136,280
Royal Bank of Canada
2.15%, 03/06/20	365	364,033
2.35%, 10/30/20	1,150	1,148,034
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	150	163,541
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	725	719,642
Santander UK Group Holdings PLC
2.88%, 10/16/20	725	725,623
Santander UK PLC
2.38%, 03/16/20[a]	525	522,732
State Street Corp.
2.55%, 08/18/20	1,056	1,068,725
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	1,250	1,251,250
2.45%, 10/20/20	250	247,803
Svenska Handelsbanken AB
2.40%, 10/01/20	500	499,040
Toronto-Dominion Bank (The)
2.50%, 12/14/20	1,125	1,129,871
UBS AG/Stamford CT
2.35%, 03/26/20	1,250	1,246,550
4.88%, 08/04/20	250	270,240
Wells Fargo & Co.
2.55%, 12/07/20	1,100	1,099,164
2.60%, 07/22/20	1,855	1,865,221
Series N
2.15%, 01/30/20	1,255	1,251,486
Westpac Banking Corp.
2.30%, 05/26/20	495	493,332
2.60%, 11/23/20	1,055	1,058,598

		69,103,667
BEVERAGES — 2.96%
Anheuser-Busch InBev Worldwide Inc.
5.00%, 04/15/20	425	459,926
5.38%, 01/15/20	1,643	1,792,135

Security	Principal (000s)	Value
Coca-Cola Co. (The)
1.88%, 10/27/20	$1,160	$1,156,346
2.45%, 11/01/20	232	236,139
3.15%, 11/15/20	525	547,339
Coca-Cola European Partners US LLC
3.50%, 09/15/20	200	207,022
Coca-Cola FEMSA SAB de CV
4.63%, 02/15/20	100	105,733
Diageo Capital PLC
4.83%, 07/15/20	413	447,370
PepsiCo Inc.
1.85%, 04/30/20 (Call 03/30/20)	330	329,175
2.15%, 10/14/20 (Call 09/14/20)	700	703,276
3.13%, 11/01/20	760	787,938
4.50%, 01/15/20	500	537,260

		7,309,659
BIOTECHNOLOGY — 2.75%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	438	435,722
3.45%, 10/01/20	780	808,275
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	925	930,513
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	350	373,216
Biogen Inc.
2.90%, 09/15/20	1,202	1,219,621
Celgene Corp.
2.88%, 08/15/20	1,075	1,091,555
3.95%, 10/15/20	250	262,158
Genzyme Corp.
5.00%, 06/15/20	125	136,690
Gilead Sciences Inc.
2.35%, 02/01/20[a]	405	407,471
2.55%, 09/01/20	1,110	1,119,934

		6,785,155
BUILDING MATERIALS — 0.14%
Fortune Brands Home & Security Inc.
3.00%, 06/15/20 (Call 05/15/20)	150	151,062
Johnson Controls International PLC
5.00%, 03/30/20	75	80,785
Masco Corp.
7.13%, 03/15/20	100	114,000

		345,847

289

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
CHEMICALS — 1.50%
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	$200	$200,618
3.05%, 08/01/20 (Call 07/01/20)	160	163,971
Dow Chemical Co. (The)
4.25%, 11/15/20 (Call 08/15/20)	1,145	1,212,028
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	600	606,690
EI du Pont de Nemours & Co.
4.63%, 01/15/20	863	922,918
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20	325	345,027
PPG Industries Inc.
3.60%, 11/15/20	63	65,923
Praxair Inc.
2.25%, 09/24/20	175	174,629

		3,691,804
COMMERCIAL SERVICES — 0.74%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	747	752,520
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	375	384,326
Ecolab Inc.
2.25%, 01/12/20	50	49,963
Moody’s Corp.
5.50%, 09/01/20	300	328,866
S&P Global Inc.
3.30%, 08/14/20 (Call 07/14/20)	200	204,332
Western Union Co. (The)
5.25%, 04/01/20	100	107,650

		1,827,657
COMPUTERS — 1.96%
Apple Inc.
1.55%, 02/07/20	830	821,891
2.00%, 05/06/20	850	850,986
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	1,835	1,884,637
HP Inc.
3.75%, 12/01/20	275	284,933
International Business Machines Corp.
1.63%, 05/15/20	900	888,417
1.90%, 01/27/20	100	100,076

		4,830,940

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.04%
Colgate-Palmolive Co.
2.95%, 11/01/20	$100	$103,368

		103,368
DIVERSIFIED FINANCIAL SERVICES — 5.74%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.25%, 07/01/20	500	518,125
4.63%, 10/30/20	500	526,250
Air Lease Corp.
2.13%, 01/15/20	250	246,982
4.75%, 03/01/20	100	106,137
Alterra Finance LLC
6.25%, 09/30/20	200	222,250
American Express Credit Corp.
2.38%, 05/26/20 (Call 04/25/20)	1,225	1,227,793
Series F
2.60%, 09/14/20 (Call 08/14/20)	985	993,698
Ameriprise Financial Inc.
5.30%, 03/15/20	130	141,053
Charles Schwab Corp. (The)
4.45%, 07/22/20	425	454,563
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	2,959	2,967,256
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	1,020	1,036,901
International Lease Finance Corp.
8.25%, 12/15/20[a]	375	442,500
Lazard Group LLC
4.25%, 11/14/20	175	183,806
Nasdaq Inc.
5.55%, 01/15/20	323	348,882
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	100	99,587
2.30%, 11/01/20 (Call 10/01/20)	525	522,858
2.35%, 06/15/20 (Call 05/15/20)	150	150,153
Nomura Holdings Inc.
6.70%, 03/04/20	820	916,178
Stifel Financial Corp.
3.50%, 12/01/20[a]	261	262,597

290

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	$576	$576,864
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	1,995	2,002,721
Washington Prime Group LP
3.85%, 04/01/20 (Call 03/02/20)	200	199,228

		14,146,382
ELECTRIC — 3.69%
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	250	251,648
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	275	276,287
CMS Energy Corp.
6.25%, 02/01/20	450	500,031
Consolidated Edison Co. of New York Inc.
4.45%, 06/15/20	50	53,582
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)	485	524,552
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)[a]	250	259,545
Duke Energy Indiana LLC
3.75%, 07/15/20	527	553,482
Entergy Corp.
5.13%, 09/15/20 (Call 06/15/20)	475	511,632
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	660	668,560
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	575	582,446
4.00%, 10/01/20 (Call 07/01/20)[a]	385	399,634
Integrys Holding Inc.
4.17%, 11/01/20	50	52,720
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	75	77,326
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	350	362,649
Northern States Power Co./MN
2.20%, 08/15/20 (Call 07/15/20)	50	50,034
NV Energy Inc.
6.25%, 11/15/20	575	651,003
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	570	591,175
Pennsylvania Electric Co.
5.20%, 04/01/20	50	53,161

Security	Principal (000s)	Value
PSEG Power LLC
5.13%, 04/15/20[a]	$250	$267,390
Public Service Co. of Colorado
3.20%, 11/15/20 (Call 05/15/20)	460	475,341
Puget Energy Inc.
6.50%, 12/15/20	400	450,676
Southern Co. (The)
2.75%, 06/15/20 (Call 05/15/20)	644	649,802
Southern Power Co.
2.38%, 06/01/20 (Call 05/01/20)	225	224,438
TECO Finance Inc.
5.15%, 03/15/20	175	187,049
UIL Holdings Corp.
4.63%, 10/01/20	108	112,052
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	325	325,887

		9,112,102
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
4.25%, 11/15/20	100	107,123

		107,123
ELECTRONICS — 0.26%
Agilent Technologies Inc.
5.00%, 07/15/20	175	189,196
Arrow Electronics Inc.
6.00%, 04/01/20	78	84,380
Corning Inc.
4.25%, 08/15/20	100	104,911
Jabil Circuit Inc.
5.63%, 12/15/20	250	269,688

		648,175
ENVIRONMENTAL CONTROL — 0.30%
Republic Services Inc.
5.00%, 03/01/20	275	297,132
Waste Management Inc.
4.75%, 06/30/20	415	447,889

		745,021
FOOD — 1.66%
Hershey Co. (The)
4.13%, 12/01/20	200	214,320
Ingredion Inc.
4.63%, 11/01/20	250	267,418

291

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
JM Smucker Co. (The)
2.50%, 03/15/20	$335	$337,787
Kellogg Co.
4.00%, 12/15/20	348	367,756
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)[a]	1,280	1,294,669
5.38%, 02/10/20	450	486,423
Kroger Co. (The)
6.15%, 01/15/20	450	498,834
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	513	516,924
Unilever Capital Corp.
2.10%, 07/30/20	100	100,060

		4,084,191
GAS — 0.48%
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	400	405,504
NiSource Finance Corp.
5.45%, 09/15/20	300	327,534
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	250	249,718
2.85%, 11/15/20 (Call 10/15/20)	200	202,706

		1,185,462
HEALTH CARE — PRODUCTS — 2.81%
Abbott Laboratories
2.00%, 03/15/20	574	567,382
4.13%, 05/27/20	248	260,271
Becton Dickinson and Co.
3.25%, 11/12/20	290	297,612
Boston Scientific Corp.
2.85%, 05/15/20	780	789,399
6.00%, 01/15/20	518	569,059
Covidien International Finance SA
4.20%, 06/15/20	75	79,502
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	310	312,362
Life Technologies Corp.
6.00%, 03/01/20	225	245,896
Medtronic Inc.
2.50%, 03/15/20	1,885	1,908,600
4.45%, 03/15/20	338	360,984
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	275	276,106

Security	Principal (000s)	Value
Stryker Corp.
4.38%, 01/15/20	$200	$213,076
Thermo Fisher Scientific Inc.
4.70%, 05/01/20	100	106,951
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	937	942,659

		6,929,859
HEALTH CARE — SERVICES — 1.43%
Aetna Inc.
3.95%, 09/01/20	565	594,493
Anthem Inc.
4.35%, 08/15/20	610	644,733
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)[a]	100	106,363
5.13%, 06/15/20	90	97,735
Laboratory Corp. of America Holdings
2.63%, 02/01/20	555	557,181
4.63%, 11/15/20 (Call 08/15/20)[a]	125	132,935
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	315	315,328
UnitedHealth Group Inc.
2.70%, 07/15/20	877	891,628
3.88%, 10/15/20 (Call 07/15/20)	175	184,496

		3,524,892
HOLDING COMPANIES — DIVERSIFIED — 0.09%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	165	167,975
FS Investment Corp.
4.25%, 01/15/20 (Call 12/15/19)	50	50,247

		218,222
HOME BUILDERS — 0.12%
DR Horton Inc.
4.00%, 02/15/20	275	285,241

		285,241
HOUSEHOLD PRODUCTS & WARES — 0.12%
Kimberly-Clark Corp.
2.15%, 08/15/20	150	150,691
3.63%, 08/01/20	150	157,298

		307,989
INSURANCE — 2.43%
AEGON Funding Co. LLC
5.75%, 12/15/20	175	193,450

292

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Aflac Inc.
2.40%, 03/16/20	$545	$548,314
American International Group Inc.
3.38%, 08/15/20	495	511,221
6.40%, 12/15/20	475	540,507
Aon Corp.
5.00%, 09/30/20	275	297,105
AXIS Specialty Finance LLC
5.88%, 06/01/20	75	82,769
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	320	329,965
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	620	621,897
CNA Financial Corp.
5.88%, 08/15/20	275	304,029
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	340	371,290
Manulife Financial Corp.
4.90%, 09/17/20	125	134,265
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	347	347,711
PartnerRe Finance B LLC
5.50%, 06/01/20	200	217,714
Prudential Financial Inc.
4.50%, 11/15/20	277	296,315
5.38%, 06/21/20	375	409,155
Travelers Companies Inc. (The)
3.90%, 11/01/20	495	522,987
Unum Group
5.63%, 09/15/20	85	92,902
WR Berkley Corp.
5.38%, 09/15/20	150	160,577

		5,982,173
INTERNET — 0.69%
Baidu Inc.
3.00%, 06/30/20	400	403,452
eBay Inc.
3.25%, 10/15/20 (Call 07/15/20)[a]	280	286,784
Expedia Inc.
5.95%, 08/15/20	450	494,676
Symantec Corp.
4.20%, 09/15/20	500	515,040

		1,699,952

Security	Principal (000s)	Value
IRON & STEEL — 0.18%
Vale Overseas Ltd.
4.63%, 09/15/20[a]	$425	$441,469

		441,469
LEISURE TIME — 0.25%
Carnival Corp.
3.95%, 10/15/20	575	605,734

		605,734
LODGING — 0.02%
Marriott International Inc./MD
3.38%, 10/15/20 (Call 07/15/20)	50	51,365

		51,365
MACHINERY — 1.05%
Caterpillar Financial Services Corp.
2.00%, 03/05/20	460	456,596
2.50%, 11/13/20	175	175,553
John Deere Capital Corp.
1.70%, 01/15/20	439	435,075
2.05%, 03/10/20	362	361,012
2.38%, 07/14/20	272	273,428
Series 0014
2.45%, 09/11/20	410	412,468
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	125	124,343
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	340	346,055

		2,584,530
MANUFACTURING — 1.37%
3M Co.
2.00%, 08/07/20[a]	452	454,364
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	1,200	1,213,476
4.38%, 09/16/20	661	710,297
5.50%, 01/08/20	175	192,348
Series A
5.55%, 05/04/20	400	443,684
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	50	50,314
Pall Corp.
5.00%, 06/15/20	250	271,362
Pentair Finance SA
3.63%, 09/15/20 (Call 08/15/20)	50	51,161

		3,387,006

293

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
MEDIA — 3.11%
21st Century Fox America Inc.
5.65%, 08/15/20	$300	$330,651
CBS Corp.
5.75%, 04/15/20[a]	455	501,315
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	1,025	1,050,625
Comcast Corp.
5.15%, 03/01/20[a]	955	1,042,640
Discovery Communications LLC
5.05%, 06/01/20	800	862,344
NBCUniversal Media LLC
5.15%, 04/30/20	1,205	1,318,535
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	300	302,562
Time Warner Cable LLC
5.00%, 02/01/20	810	860,625
Time Warner Inc.
4.88%, 03/15/20	696	744,128
Walt Disney Co. (The)
2.15%, 09/17/20	650	653,049

		7,666,474
METAL FABRICATE & HARDWARE — 0.17%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	365	366,737
Valmont Industries Inc.
6.63%, 04/20/20	50	55,349

		422,086
MINING — 0.23%
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20[a]	502	522,075
Southern Copper Corp.
5.38%, 04/16/20	50	54,395

		576,470
OFFICE & BUSINESS EQUIPMENT — 0.29%
Xerox Corp.
2.75%, 09/01/20	400	395,260
2.80%, 05/15/20	325	322,419

		717,679

Security	Principal (000s)	Value
OIL & GAS — 5.08%
BP Capital Markets PLC
2.32%, 02/13/20	$875	$878,194
2.52%, 01/15/20	820	828,996
4.50%, 10/01/20	800	860,160
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	1,180	1,179,174
2.42%, 11/17/20 (Call 10/17/20)	635	641,826
2.43%, 06/24/20 (Call 05/24/20)	450	455,337
ConocoPhillips
6.00%, 01/15/20	295	327,028
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)[a]	725	722,738
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	495	495,955
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	1,065	1,065,117
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	325	321,750
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	475	485,863
Nabors Industries Inc.
5.00%, 09/15/20	375	390,469
Pioneer Natural Resources Co.
7.50%, 01/15/20	100	113,847
Shell International Finance BV
2.13%, 05/11/20	1,127	1,127,541
2.25%, 11/10/20	700	701,540
4.38%, 03/25/20	665	709,914
Total Capital SA
4.45%, 06/24/20	880	947,584
Valero Energy Corp.
6.13%, 02/01/20	250	276,793

		12,529,826
PACKAGING & CONTAINERS — 0.04%
WestRock RKT Co.
3.50%, 03/01/20	100	102,928

		102,928
PHARMACEUTICALS — 3.73%
AbbVie Inc.
2.50%, 05/14/20 (Call 04/14/20)	2,317	2,328,677
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	2,415	2,453,302

294

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Allergan Inc./U.S.
3.38%, 09/15/20	$150	$153,776
AstraZeneca PLC
2.38%, 11/16/20	1,050	1,049,391
Cardinal Health Inc.
4.63%, 12/15/20	300	322,599
Johnson & Johnson
2.95%, 09/01/20	245	253,377
Mead Johnson Nutrition Co.
3.00%, 11/15/20	525	531,174
Medco Health Solutions Inc.
4.13%, 09/15/20	175	182,873
Merck & Co. Inc.
1.85%, 02/10/20	470	470,931
Mylan NV
3.75%, 12/15/20 (Call 11/15/20)[c]	475	481,569
Novartis Capital Corp.
4.40%, 04/24/20	400	429,148
Pfizer Inc.
5.20%, 08/12/20	50	55,482
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	310	306,103
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	175	179,896

		9,198,298
PIPELINES — 2.93%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	485	493,056
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	380	401,535
5.20%, 03/15/20	275	294,811
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	775	810,154
Enterprise Products Operating LLC
5.20%, 09/01/20	602	658,100
5.25%, 01/31/20	285	309,256
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	575	625,640
6.50%, 04/01/20	325	362,404
6.85%, 02/15/20	400	448,452
ONEOK Partners LP
3.80%, 03/15/20 (Call 02/15/20)[a]	100	103,623
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	200	200,150

Security	Principal (000s)	Value
Plains All American Pipeline LP/PAA Finance Corp.
5.75%, 01/15/20	$275	$299,035
Regency Energy Partners LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (Call 06/01/20)	75	81,547
Spectra Energy Capital LLC
5.65%, 03/01/20	100	107,211
Sunoco Logistics Partners Operations LP
5.50%, 02/15/20	85	91,734
TransCanada PipeLines Ltd.
3.80%, 10/01/20	507	530,150
Williams Partners LP
4.13%, 11/15/20 (Call 08/15/20)	138	144,163
5.25%, 03/15/20	1,160	1,256,605

		7,217,626
REAL ESTATE — 0.16%
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	385	391,318

		391,318
REAL ESTATE INVESTMENT TRUSTS — 2.58%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20 (Call 12/15/19)	100	100,019
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	790	791,691
5.05%, 09/01/20	340	365,160
AvalonBay Communities Inc.
3.63%, 10/01/20 (Call 07/01/20)	390	405,062
Boston Properties LP
5.63%, 11/15/20 (Call 08/15/20)	375	412,961
DDR Corp.
7.88%, 09/01/20[a]	325	378,193
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	200	203,590
5.88%, 02/01/20 (Call 11/03/19)	50	54,247
Equity Commonwealth
5.88%, 09/15/20 (Call 03/15/20)	100	105,942
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	330	353,720
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	650	651,540

295

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Kilroy Realty LP
6.63%, 06/01/20	$50	$55,650
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	50	53,343
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	50	50,104
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)	500	503,350
5.65%, 02/01/20 (Call 11/01/19)	816	892,443
SL Green Realty Corp.
7.75%, 03/15/20	150	168,933
Tanger Properties LP
6.13%, 06/01/20	150	165,486
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	50	51,569
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	430	433,492
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	50	52,478
Welltower Inc.
6.13%, 04/15/20	100	110,664

		6,359,637
RETAIL — 3.11%
Advance Auto Parts Inc.
5.75%, 05/01/20	75	81,192
AutoNation Inc.
5.50%, 02/01/20	200	215,478
AutoZone Inc.
4.00%, 11/15/20 (Call 08/15/20)	100	105,363
Costco Wholesale Corp.
1.75%, 02/15/20	225	223,988
CVS Health Corp.
2.80%, 07/20/20 (Call 06/20/20)	2,128	2,158,047
Home Depot Inc. (The)
3.95%, 09/15/20 (Call 06/15/20)	202	215,067
Lowe’s Companies Inc.
4.63%, 04/15/20 (Call 10/15/19)	100	107,027
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	660	661,657
2.75%, 12/09/20 (Call 11/09/20)	1,000	1,014,940
3.50%, 07/15/20	150	156,306
Nordstrom Inc.
4.75%, 05/01/20[a]	310	329,995

Security	Principal (000s)	Value
Target Corp.
3.88%, 07/15/20	$495	$525,066
Wal-Mart Stores Inc.
3.25%, 10/25/20	1,300	1,359,709
3.63%, 07/08/20	480	507,149

		7,660,984
SAVINGS & LOANS — 0.05%
First Niagara Financial Group Inc.
6.75%, 03/19/20	100	112,632

		112,632
SEMICONDUCTORS — 1.45%
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	100	101,019
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[c]	365	364,500
Intel Corp.
2.45%, 07/29/20	1,315	1,334,646
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)[a]	225	225,709
QUALCOMM Inc.
2.25%, 05/20/20	1,190	1,192,273
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)	354	350,690

		3,568,837
SOFTWARE — 2.54%
Adobe Systems Inc.
4.75%, 02/01/20	575	618,608
Autodesk Inc.
3.13%, 06/15/20 (Call 05/15/20)	75	75,789
Broadridge Financial Solutions Inc.
3.95%, 09/01/20	85	88,117
CA Inc.
3.60%, 08/01/20 (Call 07/01/20)	225	231,213
Dun & Bradstreet Corp. (The)
4.00%, 06/15/20 (Call 05/15/20)	50	51,315
Fidelity National Information Services Inc.
3.63%, 10/15/20 (Call 09/15/20)	1,067	1,103,118
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)[a]	485	489,389
4.63%, 10/01/20	140	149,832

296

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Microsoft Corp.
1.85%, 02/06/20	$60	$60,052
1.85%, 02/12/20 (Call 01/12/20)	770	769,430
2.00%, 11/03/20 (Call 10/03/20)	1,225	1,223,689
3.00%, 10/01/20	714	738,290
Oracle Corp.
3.88%, 07/15/20	640	678,535

		6,277,377
TELECOMMUNICATIONS — 4.84%
America Movil SAB de CV
5.00%, 03/30/20	1,050	1,119,710
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	1,885	1,869,939
5.20%, 03/15/20[a]	760	819,386
Cisco Systems Inc.
2.45%, 06/15/20	1,034	1,047,421
4.45%, 01/15/20	1,430	1,533,317
Telefonica Emisiones SAU
5.13%, 04/27/20	842	903,508
Verizon Communications Inc.
2.63%, 02/21/20	2,073	2,105,401
4.50%, 09/15/20	2,380	2,540,674

		11,939,356
TOYS, GAMES & HOBBIES — 0.04%
Mattel Inc.
4.35%, 10/01/20	100	105,542

		105,542
TRANSPORTATION — 1.00%
Burlington Northern Santa Fe LLC
3.60%, 09/01/20 (Call 06/01/20)	50	52,227
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	175	182,824
FedEx Corp.
2.30%, 02/01/20	430	431,655
Kansas City Southern
2.35%, 05/15/20 (Call 04/15/20)	200	197,476
Norfolk Southern Railway Co.
9.75%, 06/15/20	50	61,326
Ryder System Inc.
2.65%, 03/02/20 (Call 02/02/20)	345	347,160
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	375	372,784
2.25%, 06/19/20 (Call 05/19/20)	385	386,540

Security	Principal (000s)	Value
United Parcel Service of America Inc.
8.38%, 04/01/20	$365	$432,332

		2,464,324
TRUCKING & LEASING — 0.04%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)[a]	100	99,890

		99,890

TOTAL CORPORATE BONDS & NOTES
(Cost: $242,590,078)		242,123,134

SHORT-TERM INVESTMENTS — 4.31%

MONEY MARKET FUNDS — 4.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	8,103	8,105,608
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	2,538	2,537,876

		10,643,484

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,641,333)		10,643,484

TOTAL INVESTMENTS IN SECURITIES — 102.49%
(Cost: $253,231,411)[g]		252,766,618
Other Assets, Less Liabilities — (2.49)%		(6,150,755)

NET ASSETS — 100.00%		$246,615,863

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $253,236,870. Net unrealized depreciation was $470,252, of which $514,028 represented gross unrealized appreciation on securities and $984,280 represented gross unrealized depreciation on securities.

297

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2020 TERM CORPORATE ETF

January 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.30%, 06/01/20	$250	$—	$—	$250	$250,688	$1,033	$—
2.45%, 11/05/20	750	—	—	750	752,475	4,130	—
2.60%, 07/21/20	250	—	—	250	252,772	1,434	—
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20	290	81	—	371	395,419	2,162	—
5.13%, 02/08/20	175	322	—	497	537,883	1,490	—

					$2,189,237	$10,249	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$242,123,134	$—	$242,123,134
Money market funds	10,643,484	—	—	10,643,484

Total	$10,643,484	$242,123,134	$—	$252,766,618

298

Schedule of Investments (Unaudited)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.53%

ADVERTISING — 0.19%
WPP Finance 2010
4.75%, 11/21/21	$476	$515,384

		515,384
AEROSPACE & DEFENSE — 1.43%
Boeing Co. (The)
2.35%, 10/30/21	740	742,294
General Dynamics Corp.
3.88%, 07/15/21 (Call 04/15/21)	136	144,437
Harris Corp.
5.55%, 10/01/21	225	249,950
L3 Technologies Inc.
4.95%, 02/15/21 (Call 11/15/20)	495	531,452
Lockheed Martin Corp.
3.35%, 09/15/21	765	788,753
Northrop Grumman Corp.
3.50%, 03/15/21	421	436,842
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	50	50,697
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	650	638,190
8.75%, 03/01/21	200	247,416

		3,830,031
AGRICULTURE — 0.98%
Altria Group Inc.
4.75%, 05/05/21	961	1,044,876
Archer-Daniels-Midland Co.
4.48%, 03/01/21	307	331,775
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	430	421,121
2.90%, 11/15/21	809	817,826

		2,615,598
APPAREL — 0.03%
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	80	83,404

		83,404

Security	Principal (000s)	Value
AUTO MANUFACTURERS — 3.51%
American Honda Finance Corp.
1.65%, 07/12/21	$420	$405,161
1.70%, 09/09/21	662	638,294
Ford Motor Credit Co. LLC
3.20%, 01/15/21	800	804,192
3.34%, 03/18/21	1,000	1,009,110
5.75%, 02/01/21	650	715,325
5.88%, 08/02/21[a]	1,000	1,111,800
General Motors Financial Co. Inc.
3.20%, 07/06/21 (Call 06/06/21)	700	697,564
4.20%, 03/01/21 (Call 02/01/21)	997	1,030,609
4.38%, 09/25/21	842	878,896
PACCAR Financial Corp.
1.65%, 08/11/21	150	144,384
Toyota Motor Credit Corp.
1.90%, 04/08/21[a]	575	564,345
2.75%, 05/17/21	511	516,994
3.40%, 09/15/21	373	387,308
4.25%, 01/11/21	459	491,874

		9,395,856
BANKS — 29.64%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21[a]	850	837,590
2.55%, 11/23/21	250	247,710
Bancolombia SA
5.95%, 06/03/21	450	493,182
Bank of America Corp.
2.63%, 04/19/21[a]	1,220	1,211,350
5.00%, 05/13/21	1,125	1,219,343
5.88%, 01/05/21	700	778,981
Bank of Montreal
1.90%, 08/27/21	1,135	1,102,369
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	525	514,868
2.50%, 04/15/21 (Call 03/15/21)	1,170	1,168,631
3.55%, 09/23/21 (Call 08/23/21)	481	501,019

299

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
4.15%, 02/01/21	$5	$5,298
Bank of Nova Scotia (The)
2.45%, 03/22/21	1,175	1,170,429
2.80%, 07/21/21	569	574,411
4.38%, 01/13/21[a]	9	9,612
Barclays PLC
3.20%, 08/10/21	900	894,600
3.25%, 01/12/21	600	601,224
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	1,010	992,365
BNP Paribas SA
5.00%, 01/15/21	1,526	1,657,236
BPCE SA
2.65%, 02/03/21	500	499,340
2.75%, 12/02/21	500	497,460
Branch Banking & Trust Co.
2.85%, 04/01/21 (Call 03/01/21)	250	253,428
Capital One Financial Corp.
4.75%, 07/15/21	865	935,523
Capital One N.A./Mclean VA
2.95%, 07/23/21 (Call 06/23/21)	1,000	1,008,390
Citigroup Inc.
2.35%, 08/02/21[a]	1,375	1,346,592
2.70%, 03/30/21	1,810	1,801,185
2.90%, 12/08/21 (Call 11/08/21)	850	846,727
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	250	248,778
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)[a]	225	220,876
Commonwealth Bank of Australia/New York NY
2.55%, 03/15/21	500	498,615
Cooperatieve Rabobank UA
4.50%, 01/11/21	914	980,896
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	1,250	1,248,687
Credit Suisse AG/New York NY
3.00%, 10/29/21	1,250	1,256,887

Security	Principal (000s)	Value
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21[a]	$750	$756,630
Deutsche Bank AG
3.13%, 01/13/21	750	743,062
3.38%, 05/12/21	675	672,172
Discover Bank/Greenwood DE
3.20%, 08/09/21 (Call 07/09/21)	500	504,095
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)	600	592,572
2.88%, 10/01/21 (Call 09/01/21)	400	403,780
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	605	588,726
2.63%, 04/25/21 (Call 03/25/21)	1,475	1,464,528
2.88%, 02/25/21 (Call 01/25/21)	925	928,783
5.25%, 07/27/21	2,070	2,265,760
HSBC Holdings PLC
2.95%, 05/25/21	1,700	1,700,255
3.40%, 03/08/21	1,300	1,324,219
5.10%, 04/05/21	1,188	1,285,808
Huntington Bancshares Inc./OH
3.15%, 03/14/21 (Call 02/14/21)	400	405,012
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)[a]	925	908,822
2.40%, 06/07/21 (Call 05/07/21)[a]	550	543,120
2.55%, 03/01/21 (Call 02/01/21)	2,045	2,038,170
4.35%, 08/15/21	1,513	1,618,562
4.63%, 05/10/21	1,223	1,316,878
KeyBank N.A./Cleveland OH
2.50%, 11/22/21	500	496,035
KeyCorp
5.10%, 03/24/21	712	777,426
Lloyds Bank PLC
6.38%, 01/21/21	715	812,812

300

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Lloyds Banking Group PLC
3.10%, 07/06/21	$400	$403,956
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	1,300	1,262,495
2.95%, 03/01/21	1,100	1,105,060
Mizuho Financial Group Inc.
2.27%, 09/13/21	750	729,007
Morgan Stanley
2.50%, 04/21/21	1,670	1,648,557
2.63%, 11/17/21	1,285	1,267,640
5.50%, 07/28/21	1,286	1,426,033
5.75%, 01/25/21	1,650	1,830,032
National Australia Bank Ltd./New York
1.88%, 07/12/21	250	241,655
2.63%, 01/14/21	1,100	1,100,814
Northern Trust Corp.
3.38%, 08/23/21	65	67,441
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[b]	750	739,942
2.55%, 12/09/21 (Call 11/09/21)[b]	260	259,087
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)[a]	550	559,515
Royal Bank of Canada
2.50%, 01/19/21	820	822,394
Royal Bank of Scotland PLC (The)
6.13%, 01/11/21	150	165,048
Santander UK Group Holdings PLC
2.88%, 08/05/21	600	592,314
3.13%, 01/08/21	865	867,976
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250	241,320
2.63%, 03/15/21	750	749,408
State Street Corp.
1.95%, 05/19/21	15	14,683
4.38%, 03/07/21	511	548,487
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	1,355	1,311,938
2.44%, 10/19/21	280	274,733
2.93%, 03/09/21	1,000	1,004,580

Security	Principal (000s)	Value
SunTrust Banks Inc.
2.90%, 03/03/21 (Call 02/03/21)	$835	$844,544
Svenska Handelsbanken AB
1.88%, 09/07/21	500	483,700
2.45%, 03/30/21	750	746,070
Toronto-Dominion Bank (The)
1.80%, 07/13/21	975	944,921
2.13%, 04/07/21	1,050	1,035,111
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	1,100	1,099,835
4.13%, 05/24/21 (Call 04/23/21)	349	373,371
Wells Fargo & Co.
2.10%, 07/26/21	1,500	1,457,475
2.50%, 03/04/21	1,590	1,579,283
3.00%, 01/22/21	814	826,006
4.60%, 04/01/21	1,346	1,444,056
Westpac Banking Corp.
2.00%, 08/19/21	750	727,965
2.10%, 05/13/21	820	802,829

		79,370,110
BEVERAGES — 3.02%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	4,150	4,174,775
Anheuser-Busch InBev Worldwide Inc.
4.38%, 02/15/21	131	139,984
Coca-Cola Co. (The)
1.55%, 09/01/21[a]	175	170,426
3.30%, 09/01/21[a]	1,133	1,183,384
Coca-Cola Enterprises Inc.
3.25%, 08/19/21 (Call 05/19/21)	200	203,504
Coca-Cola European Partners US LLC
4.50%, 09/01/21 (Call 06/01/21)	200	213,874
Constellation Brands Inc.
3.75%, 05/01/21[a]	250	259,308

301

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Dr Pepper Snapple Group Inc.
2.53%, 11/15/21 (Call 10/15/21)	$275	$273,226
3.20%, 11/15/21 (Call 08/15/21)	25	25,539
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	425	413,814
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	395	384,039
3.00%, 08/25/21	622	639,565

		8,081,438
BIOTECHNOLOGY — 1.27%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)[a]	235	226,500
3.88%, 11/15/21 (Call 08/15/21)	752	788,465
4.10%, 06/15/21 (Call 03/15/21)	1,051	1,110,812
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	788	847,786
4.50%, 04/01/21 (Call 01/01/21)[a]	399	428,542

		3,402,105
BUILDING MATERIALS — 0.49%
Johnson Controls International PLC
3.75%, 12/01/21 (Call 09/01/21)	200	207,184
4.25%, 03/01/21	155	164,094
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	400	408,000
Vulcan Materials Co.
7.50%, 06/15/21	460	541,493

		1,320,771
CHEMICALS — 1.40%
Celanese U.S. Holdings LLC
5.88%, 06/15/21	200	221,844

Security	Principal (000s)	Value
Dow Chemical Co. (The)
4.13%, 11/15/21 (Call 08/15/21)	$730	$771,931
EI du Pont de Nemours & Co.
3.63%, 01/15/21	669	694,629
4.25%, 04/01/21[a]	192	203,833
LyondellBasell Industries NV
6.00%, 11/15/21 (Call 08/17/21)	650	736,489
Monsanto Co.
2.75%, 07/15/21	250	248,988
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)[a]	200	205,094
Praxair Inc.
3.00%, 09/01/21	300	306,684
4.05%, 03/15/21	105	111,761
Westlake Chemical Corp.
4.63%, 02/15/21 (Call 02/15/18)[c]	250	259,603

		3,760,856
COMMERCIAL SERVICES — 0.61%
Ecolab Inc.
4.35%, 12/08/21	842	909,234
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	155	152,458
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	460	474,402
Verisk Analytics Inc.
5.80%, 05/01/21	100	110,456

		1,646,550
COMPUTERS — 3.58%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)[a]	500	483,005
2.25%, 02/23/21 (Call 01/23/21)	1,400	1,397,718
2.85%, 05/06/21	1,928	1,969,548
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 06/15/21 (Call 05/15/21)[c]	2,485	2,589,097

302

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
HP Inc.
4.30%, 06/01/21	$288	$302,553
4.38%, 09/15/21	928	978,827
4.65%, 12/09/21	808	862,104
International Business Machines Corp.
2.25%, 02/19/21[a]	650	649,863
2.90%, 11/01/21[a]	200	204,226
NetApp Inc.
3.38%, 06/15/21 (Call 04/15/21)	157	159,240

		9,596,181
COSMETICS & PERSONAL CARE — 0.38%
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	70	68,353
Procter & Gamble Co. (The)
1.70%, 11/03/21[a]	500	490,760
1.85%, 02/02/21	450	446,778

		1,005,891
DIVERSIFIED FINANCIAL SERVICES — 2.45%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 05/15/21[a]	650	676,812
5.00%, 10/01/21	400	425,000
Air Lease Corp.
3.38%, 06/01/21 (Call 05/01/21)	150	152,075
3.88%, 04/01/21 (Call 03/01/21)[a]	450	464,499
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	1,175	1,159,478
BGC Partners Inc.
5.13%, 05/27/21[a]	100	102,474
HSBC Finance Corp.
6.68%, 01/15/21	1,642	1,846,265
International Lease Finance Corp.
4.63%, 04/15/21	175	182,875
Jefferies Group LLC
6.88%, 04/15/21	461	523,267
MasterCard Inc.
2.00%, 11/21/21 (Call 10/21/21)	600	595,002

Security	Principal (000s)	Value
Synchrony Financial
3.75%, 08/15/21 (Call 06/15/21)	$432	$443,958

		6,571,705
ELECTRIC — 4.01%
Appalachian Power Co.
4.60%, 03/30/21 (Call 12/30/20)	100	107,439
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	220	215,382
Commonwealth Edison Co.
3.40%, 09/01/21 (Call 06/01/21)	350	363,199
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	273	267,021
Dominion Resources Inc./VA
4.45%, 03/15/21	606	645,863
Series C
2.00%, 08/15/21 (Call 07/15/21)	200	193,814
DTE Electric Co.
3.90%, 06/01/21 (Call 03/01/21)	50	52,821
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	359	380,278
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	513	494,050
3.55%, 09/15/21 (Call 06/15/21)	659	683,581
Duke Energy Progress LLC
3.00%, 09/15/21 (Call 06/15/21)	155	158,678
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	410	405,896
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	100	104,953

303

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	$200	$198,348
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	400	394,888
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)[c]	690	667,085
Georgia Power Co.
2.40%, 04/01/21 (Call 03/01/21)[a]	200	199,328
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	150	159,464
LG&E & KU Energy LLC
4.38%, 10/01/21 (Call 07/01/21)	300	318,213
NextEra Energy Capital Holdings Inc.
4.50%, 06/01/21 (Call 03/01/21)	80	85,586
Ohio Power Co. Series M
5.38%, 10/01/21	193	214,865
Pacific Gas & Electric Co.
3.25%, 09/15/21 (Call 06/15/21)	325	332,624
4.25%, 05/15/21 (Call 02/15/21)	50	53,444
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	300	317,547
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	100	97,050
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	155	159,135
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	25	26,468
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)[a]	605	607,735

Security	Principal (000s)	Value
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	$185	$181,853
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	250	242,023
Puget Energy Inc.
6.00%, 09/01/21	205	229,448
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	205,290
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)	100	105,582
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	385	406,452
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	770	757,341
Southern Power Co.
2.50%, 12/15/21 (Call 11/15/21)	250	245,312
Western Massachusetts Electric Co.
3.50%, 09/15/21 (Call 06/15/21)	50	51,442
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	150	153,654
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	260	258,497

		10,741,649
ELECTRICAL COMPONENTS & EQUIPMENT — 0.06%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	164	165,761

		165,761
ELECTRONICS — 1.06%
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	185	187,808

304

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Arrow Electronics Inc.
5.13%, 03/01/21	$150	$159,227
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	250	253,235
FLIR Systems Inc.
3.13%, 06/15/21 (Call 05/15/21)	225	225,439
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)[c]	515	508,042
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	485	474,902
4.25%, 03/01/21	534	576,074
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	365	393,886
Thomas & Betts Corp.
5.63%, 11/15/21	50	56,453

		2,835,066
ENGINEERING & CONSTRUCTION — 0.10%
Fluor Corp.
3.38%, 09/15/21	253	260,370

		260,370
ENVIRONMENTAL CONTROL — 0.13%
Republic Services Inc.
5.25%, 11/15/21	209	232,320
Waste Management Inc.
4.60%, 03/01/21 (Call 12/01/20)	100	107,977

		340,297
FOOD — 1.27%
Campbell Soup Co.
4.25%, 04/15/21	55	58,635
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	738	756,494
JM Smucker Co. (The)
3.50%, 10/15/21	261	270,688
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)[a]	100	99,703

Security	Principal (000s)	Value
2.95%, 11/01/21 (Call 10/01/21)	$513	$517,325
3.30%, 01/15/21 (Call 12/15/20)	357	365,729
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	500	497,095
Unilever Capital Corp.
1.38%, 07/28/21	100	96,070
4.25%, 02/10/21	700	752,717

		3,414,456
FOREST PRODUCTS & PAPER — 0.08%
Celulosa Arauco y Constitucion SA
5.00%, 01/21/21	150	157,596
International Paper Co.
7.50%, 08/15/21	55	65,711

		223,307
GAS — 0.19%
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	200	211,280
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	156	164,603
Southern Co. Gas Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	125	128,503

		504,386
HAND & MACHINE TOOLS — 0.02%
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	60	61,928

		61,928
HEALTH CARE - PRODUCTS — 1.89%
Abbott Laboratories
2.90%, 11/30/21 (Call 10/30/21)	1,550	1,545,040
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	260	250,255
Becton Dickinson and Co.
3.13%, 11/08/21	497	507,606

305

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
CR Bard Inc.
4.40%, 01/15/21 (Call 10/15/20)	$250	$268,283
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	50	51,670
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	375	399,581
Medtronic Inc.
4.13%, 03/15/21 (Call 12/15/20)	205	217,337
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	815	818,317
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	621	641,220
4.50%, 03/01/21	292	311,395
Zimmer Biomet Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	50	50,526

		5,061,230
HEALTH CARE - SERVICES — 1.69%
Aetna Inc.
2.40%, 06/15/21 (Call 05/15/21)	1,360	1,365,209
4.13%, 06/01/21 (Call 03/01/21)	130	137,770
Anthem Inc.
3.70%, 08/15/21 (Call 05/15/21)	521	537,797
Cigna Corp.
4.50%, 03/15/21 (Call 12/15/20)	220	234,360
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	363	402,073
Quest Diagnostics Inc.
4.70%, 04/01/21	309	331,248
UnitedHealth Group Inc.
2.13%, 03/15/21	950	938,942
2.88%, 12/15/21	415	421,391

Security	Principal (000s)	Value
3.38%, 11/15/21 (Call 08/15/21)	$159	$164,511

		4,533,301
HOME FURNISHINGS — 0.04%
Whirlpool Corp.
4.85%, 06/15/21	100	108,331

		108,331
HOUSEHOLD PRODUCTS & WARES — 0.02%
Kimberly-Clark Corp.
3.88%, 03/01/21	50	53,037

		53,037
HOUSEWARES — 0.42%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	725	736,564
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[a]	357	383,607

		1,120,171
INSURANCE — 1.96%
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)[a]	1,060	1,086,479
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	100	100,082
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	688	740,845
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)[a]	290	289,513
3.75%, 08/15/21	238	252,011
CNA Financial Corp.
5.75%, 08/15/21	275	307,219
Lincoln National Corp.
4.85%, 06/24/21	150	161,965
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	212	229,893
MetLife Inc.
4.75%, 02/08/21	500	542,225

306

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Progressive Corp. (The)
3.75%, 08/23/21	$257	$271,531
Prudential Financial Inc.
4.50%, 11/16/21	300	323,634
Reinsurance Group of America Inc.
5.00%, 06/01/21	100	109,062
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 08/15/21)	350	353,248
Unum Group
3.00%, 05/15/21 (Call 04/15/21)	250	249,070
Willis Towers Watson PLC
5.75%, 03/15/21	28	30,756
XLIT Ltd.
5.75%, 10/01/21	175	194,607

		5,242,140
INTERNET — 1.05%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (Call 09/28/21)	800	805,328
Alphabet Inc.
3.63%, 05/19/21[a]	428	454,480
Amazon.com Inc.
3.30%, 12/05/21 (Call 10/05/21)	745	773,809
eBay Inc.
2.88%, 08/01/21 (Call 06/01/21)	569	568,568
JD.com Inc.
3.13%, 04/29/21	200	197,844

		2,800,029
IRON & STEEL — 0.24%
Vale Overseas Ltd.
5.88%, 06/10/21	600	642,000

		642,000
LODGING — 0.17%
Hyatt Hotels Corp.
5.38%, 08/15/21 (Call 05/15/21)	225	246,479
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	175	176,032

Security	Principal (000s)	Value
Wyndham Worldwide Corp.
5.63%, 03/01/21	$25	$27,282

		449,793
MACHINERY — 1.36%
AGCO Corp.
5.88%, 12/01/21 (Call 09/01/21)[a]	75	80,449
Caterpillar Financial Services Corp.
1.70%, 08/09/21	800	771,224
Caterpillar Inc.
3.90%, 05/27/21	939	992,279
John Deere Capital Corp.
2.55%, 01/08/21	560	563,769
2.80%, 03/04/21	156	158,142
3.15%, 10/15/21	306	314,195
3.90%, 07/12/21	108	114,497
Roper Technologies Inc.
2.80%, 12/15/21 (Call 11/15/21)	266	265,678
Xylem Inc./NY
4.88%, 10/01/21	355	384,944

		3,645,177
MANUFACTURING — 1.04%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	100	97,899
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	100	106,187
General Electric Co.
4.63%, 01/07/21	430	467,165
4.65%, 10/17/21	784	860,777
5.30%, 02/11/21	900	997,092
Textron Inc.
5.95%, 09/21/21 (Call 06/21/21)	225	250,875

		2,779,995
MEDIA — 2.12%
21st Century Fox America Inc.
4.50%, 02/15/21	387	413,297
CBS Corp.
4.30%, 02/15/21 (Call 11/15/20)	95	100,481

307

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Discovery Communications LLC
4.38%, 06/15/21	$280	$294,762
NBCUniversal Media LLC
4.38%, 04/01/21	993	1,067,952
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	50	51,846
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	617	636,281
4.13%, 02/15/21 (Call 11/15/20)	200	207,000
Time Warner Inc.
4.70%, 01/15/21	550	587,999
4.75%, 03/29/21	550	588,401
Viacom Inc.
3.88%, 12/15/21[a]	590	601,139
Walt Disney Co. (The)
2.30%, 02/12/21	370	371,761
2.75%, 08/16/21[a]	350	356,853
3.75%, 06/01/21	375	397,946

		5,675,718
MINING — 1.04%
Barrick North America Finance LLC
4.40%, 05/30/21	600	638,898
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	950	981,388
Goldcorp Inc.
3.63%, 06/09/21 (Call 04/09/21)	407	417,293
Rio Tinto Finance USA Ltd.
3.75%, 09/20/21	250	262,417
4.13%, 05/20/21	467	496,921

		2,796,917
OFFICE & BUSINESS EQUIPMENT — 0.35%
Pitney Bowes Inc.
3.38%, 10/01/21 (Call 09/01/21)[a]	350	344,621
Xerox Corp.
4.50%, 05/15/21	569	590,673

		935,294

Security	Principal (000s)	Value
OIL & GAS — 5.35%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)[a]	$600	$643,650
Apache Corp.
3.63%, 02/01/21 (Call 11/01/20)	207	214,313
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	245	240,306
3.56%, 11/01/21[a]	570	594,459
4.74%, 03/11/21	919	1,002,197
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	332	338,364
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)	805	796,902
ConocoPhillips Co.
2.88%, 11/15/21 (Call 09/15/21)	587	590,845
4.20%, 03/15/21 (Call 02/15/21)	650	688,064
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)	280	289,100
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	450	460,125
EOG Resources Inc.
4.10%, 02/01/21	506	533,466
EQT Corp.
4.88%, 11/15/21	584	624,062
Exxon Mobil Corp.
2.22%, 03/01/21 (Call 02/01/21)	1,395	1,396,493
Marathon Petroleum Corp.
5.13%, 03/01/21	634	688,435
Nabors Industries Inc.
4.63%, 09/15/21	387	396,191
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	496	519,644
5.63%, 05/01/21 (Call 05/01/17)	307	318,273

308

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Occidental Petroleum Corp. Series 1
4.10%, 02/01/21 (Call 11/01/20)	$900	$954,243
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	550	562,738
Shell International Finance BV
1.75%, 09/12/21[a]	275	267,127
1.88%, 05/10/21	1,100	1,078,429
Total Capital International SA
2.75%, 06/19/21	683	691,558
Total Capital SA
4.13%, 01/28/21[a]	212	225,778
4.25%, 12/15/21	203	218,960

		14,333,722
OIL & GAS SERVICES — 0.27%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	388	397,172
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)[a]	312	319,098

		716,270
PACKAGING & CONTAINERS — 0.05%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	125	132,894

		132,894
PHARMACEUTICALS — 4.66%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	1,049	1,032,824
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	171	176,332
Express Scripts Holding Co.
3.30%, 02/25/21 (Call 01/25/21)	300	305,571
4.75%, 11/15/21	679	727,793
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	835	822,166

Security	Principal (000s)	Value
2.45%, 12/05/21	$70	$70,806
3.55%, 05/15/21	125	131,990
McKesson Corp.
4.75%, 03/01/21 (Call 12/01/20)	375	402,229
Merck & Co. Inc.
3.88%, 01/15/21 (Call 10/15/20)	525	557,036
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)[c]	1,100	1,085,458
Owens & Minor Inc.
3.88%, 09/15/21	225	226,766
Perrigo Finance Unlimited Co.
3.50%, 03/15/21 (Call 02/15/21)	450	454,887
3.50%, 12/15/21 (Call 10/15/21)	200	200,916
Pfizer Inc.
1.95%, 06/03/21[a]	550	545,463
2.20%, 12/15/21	810	807,262
Sanofi
4.00%, 03/29/21	850	903,864
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	1,843	1,790,382
Teva Pharmaceutical Finance Co. BV Series 2
3.65%, 11/10/21[a]	425	429,849
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	140	141,596
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	1,740	1,656,637

		12,469,827
PIPELINES — 2.02%
ANR Pipeline Co.
9.63%, 11/01/21	100	129,322
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	100	106,201

309

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	$400	$418,244
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	586	619,578
Enterprise Products Operating LLC
2.85%, 04/15/21 (Call 03/15/21)	400	403,260
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	808	824,152
5.00%, 10/01/21 (Call 07/01/21)	105	113,119
5.80%, 03/01/21	100	110,594
Magellan Midstream Partners LP
4.25%, 02/01/21	300	317,556
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (Call 11/01/20)[a]	375	403,031
Regency Energy Partners LP/Regency Energy Finance Corp.
6.50%, 07/15/21 (Call 02/13/17)	90	92,953
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	500	540,000
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	325	345,036
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	75	79,675
Sunoco Logistics Partners Operations LP
4.40%, 04/01/21 (Call 03/01/21)	150	158,322
Western Gas Partners LP
5.38%, 06/01/21 (Call 03/01/21)	232	250,850
Williams Partners LP
4.00%, 11/15/21 (Call 08/15/21)	475	492,204

		5,404,097

Security	Principal (000s)	Value
REAL ESTATE — 0.19%
Prologis LP
3.35%, 02/01/21 (Call 11/01/20)	$486	$499,948

		499,948
REAL ESTATE INVESTMENT TRUSTS — 3.63%
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)	875	885,010
3.45%, 09/15/21	346	350,450
5.90%, 11/01/21	105	117,297
AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)	150	157,099
Boston Properties LP
4.13%, 05/15/21 (Call 02/15/21)	584	616,114
Camden Property Trust
4.63%, 06/15/21 (Call 03/15/21)	175	186,233
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	125	127,562
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)[a]	425	411,247
3.40%, 02/15/21 (Call 01/15/21)	595	603,503
DDR Corp.
3.50%, 01/15/21 (Call 11/15/20)	325	329,485
Digital Realty Trust LP
5.25%, 03/15/21 (Call 12/15/20)	350	379,348
Duke Realty LP
3.88%, 02/15/21 (Call 12/15/20)	25	26,027
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	638	691,949
Essex Portfolio LP
5.20%, 03/15/21 (Call 12/15/20)	200	217,798

310

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
HCP Inc.
5.38%, 02/01/21 (Call 11/03/20)	$805	$877,691
Healthcare Realty Trust Inc.
5.75%, 01/15/21	50	54,961
Healthcare Trust of America Holdings LP
3.38%, 07/15/21 (Call 05/15/21)	100	100,757
Highwoods Realty LP
3.20%, 06/15/21 (Call 04/15/21)	100	100,264
Hospitality Properties Trust
4.25%, 02/15/21 (Call 11/15/20)[a]	150	155,076
Host Hotels & Resorts LP
6.00%, 10/01/21 (Call 07/01/21)	150	167,049
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	332	337,209
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	250	276,188
Realty Income Corp.
5.75%, 01/15/21 (Call 10/15/20)[a]	25	27,581
Simon Property Group LP
2.50%, 07/15/21 (Call 04/15/21)	561	560,484
4.13%, 12/01/21 (Call 09/01/21)	107	113,789
4.38%, 03/01/21 (Call 12/01/20)	719	770,085
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	311	333,902
VEREIT Operating Partnership LP
4.13%, 06/01/21 (Call 05/01/21)	200	203,500
Welltower Inc.
4.95%, 01/15/21 (Call 10/15/20)	225	242,433

Security	Principal (000s)	Value
Weyerhaeuser Co.
4.70%, 03/15/21 (Call 12/15/20)	$275	$291,354

		9,711,445
RETAIL — 3.18%
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	150	151,309
AutoZone Inc.
2.50%, 04/15/21 (Call 03/15/21)	50	49,482
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	439	477,382
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	1,190	1,165,569
4.13%, 05/15/21 (Call 02/15/21)	286	302,202
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	625	620,906
4.40%, 04/01/21 (Call 01/01/21)	780	845,504
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	409	412,493
Lowe’s Companies Inc.
3.75%, 04/15/21 (Call 01/15/21)	155	163,500
3.80%, 11/15/21 (Call 08/15/21)	405	429,810
Macy’s Retail Holdings Inc.
3.45%, 01/15/21 (Call 12/15/20)[a]	200	200,580
McDonald’s Corp.
3.63%, 05/20/21	250	260,510
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	253	261,142
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	200	214,362

311

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	$505	$503,369
TJX Companies Inc. (The)
2.75%, 06/15/21 (Call 04/15/21)	419	425,457
Wal-Mart Stores Inc.
4.25%, 04/15/21[a]	588	636,340
Walgreens Boots Alliance Inc.
2.60%, 06/01/21 (Call 05/01/21)	585	583,368
3.30%, 11/18/21 (Call 09/18/21)	798	813,122

		8,516,407
SEMICONDUCTORS — 1.52%
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	500	495,025
Applied Materials Inc.
4.30%, 06/15/21	432	464,206
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	395	386,184
3.30%, 10/01/21	962	1,001,019
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	186	193,950
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	590	588,926
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	510	497,989
Texas Instruments Inc.
2.75%, 03/12/21 (Call 02/12/21)	200	203,556
Xilinx Inc.
3.00%, 03/15/21	245	247,283

		4,078,138
SOFTWARE — 2.12%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)[a,c]	110	107,418

Security	Principal (000s)	Value
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	$375	$387,840
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	300	292,851
Fiserv Inc.
4.75%, 06/15/21	100	107,756
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	1,135	1,098,340
4.00%, 02/08/21	605	647,846
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	1,735	1,694,210
2.80%, 07/08/21	1,325	1,351,434

		5,687,695
TELECOMMUNICATIONS — 4.95%
AT&T Inc.
2.80%, 02/17/21 (Call 01/17/21)	950	946,019
3.88%, 08/15/21	975	1,008,286
4.45%, 05/15/21	670	707,493
4.60%, 02/15/21 (Call 11/15/20)	350	371,420
5.00%, 03/01/21	919	990,094
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	1,075	1,050,619
2.20%, 02/28/21	1,290	1,286,336
2.90%, 03/04/21	111	113,752
Juniper Networks Inc.
4.60%, 03/15/21	125	132,760
Motorola Solutions Inc.
3.50%, 09/01/21	325	328,250
Orange SA
4.13%, 09/14/21	638	674,041
Qwest Corp.
6.75%, 12/01/21[a]	586	640,937
Telefonica Emisiones SAU
5.46%, 02/16/21	885	964,951

312

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Verizon Communications Inc.
1.75%, 08/15/21 (Call 07/15/21)[a]	$575	$547,187
3.00%, 11/01/21 (Call 09/01/21)	925	926,499
3.45%, 03/15/21[a]	430	441,662
3.50%, 11/01/21	1,000	1,024,220
4.60%, 04/01/21	790	847,157
Vodafone Group PLC
4.38%, 03/16/21	230	243,708

		13,245,391
TOYS, GAMES & HOBBIES — 0.11%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	25	25,294
Mattel Inc.
2.35%, 08/15/21 (Call 07/15/21)	265	258,099

		283,393
TRANSPORTATION — 1.10%
Burlington Northern Santa Fe LLC
3.45%, 09/15/21 (Call 06/15/21)	475	495,306
4.10%, 06/01/21 (Call 03/01/21)	100	105,899
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	300	304,968
CSX Corp.
4.25%, 06/01/21 (Call 03/01/21)	225	239,204
Norfolk Southern Corp.
3.25%, 12/01/21 (Call 09/01/21)	159	163,323
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	300	292,914
3.45%, 11/15/21 (Call 10/15/21)	100	102,480
Union Pacific Corp.
4.00%, 02/01/21 (Call 11/01/20)	345	365,200

Security	Principal or Shares (000s)	Value
United Parcel Service Inc.
3.13%, 01/15/21	$836	$863,446

		2,932,740
TRUCKING & LEASING — 0.09%
GATX Corp.
4.85%, 06/01/21[a]	225	243,340

		243,340

TOTAL CORPORATE BONDS & NOTES (Cost: $265,251,927)		263,841,540

SHORT-TERM INVESTMENTS — 7.73%

MONEY MARKET FUNDS — 7.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	18,317	18,322,662
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	2,371	2,371,180

		20,693,842

TOTAL SHORT-TERM INVESTMENTS (Cost: $20,689,066)		20,693,842

TOTAL INVESTMENTS IN SECURITIES — 106.26% (Cost: $285,940,993)[g]		284,535,382
Other Assets, Less Liabilities — (6.26)%		(16,765,566)

NET ASSETS — 100.00%		$267,769,816

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $285,962,697. Net unrealized depreciation was $1,427,315, of which $785,405 represented gross unrealized appreciation on securities and $2,212,720 represented gross unrealized depreciation on securities.

313

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM CORPORATE ETF

January 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.15%, 04/29/21	$500	$250	$—	$750	$739,942	$2,887	$—
2.55%, 12/09/21	—	260	—	260	259,087	471	—

					$999,029	$3,358	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$263,841,540	$—	$263,841,540
Money market funds	20,693,842	—	—	20,693,842

Total	$20,693,842	$263,841,540	$—	$284,535,382

314

Schedule of Investments (Unaudited)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.96%

ALABAMA — 1.57%
Alabama Federal Aid Highway Finance Authority GO
5.00%, 09/01/21		$110	$125,380
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/21		65	71,241
5.00%, 09/01/21		100	114,741
Alabama Public School & College Authority RB
Series A
5.00%, 02/01/21		25	28,322
Series B
5.00%, 01/01/21		130	146,978
5.00%, 05/01/21		90	102,325
City of Huntsville AL GO
5.00%, 03/01/22	(PR 09/01/21)	115	131,789
Series A
5.00%, 08/01/21		90	103,010
State of Alabama GO
5.00%, 08/01/21		275	315,136
Series A
5.00%, 11/01/21		100	115,174
University of Alabama (The) RB
Series A
5.00%, 07/01/21		230	263,320

			1,517,416
ALASKA — 0.62%
Alaska Municipal Bond Bank Authority RB
Series 3
5.00%, 07/01/21		65	73,556
5.00%, 10/01/21		50	56,685
Borough of North Slope AK GO Series B
5.00%, 10/30/21		50	57,049
City of Anchorage AK Electric Revenue RB Series A
4.00%, 12/01/21		35	38,333
City of Valdez AK RB
Series B
5.00%, 01/01/21		220	243,078

Security		Principal (000s)	Value
Series C
5.00%, 01/01/21		$20	$22,098
Municipality of Anchorage AK GO
Series B
5.00%, 09/01/21	(NPFGC)	25	28,437
State of Alaska GO
4.00%, 08/01/21		50	54,579
University of Alaska RB
Series S
4.00%, 10/01/21		20	21,843

			595,658
ARIZONA — 2.44%
Arizona Board of Regents COP
Series B
5.00%, 06/01/21		50	56,495
Series C
5.00%, 06/01/21		80	90,392
Arizona School Facilities Board COP
Series A
5.00%, 09/01/21		150	170,077
Arizona State University RB
Series A
5.00%, 07/01/21		25	28,622
Arizona Transportation Board RB
5.00%, 07/01/21		315	360,043
Arizona Water Infrastructure Finance Authority RB
5.00%, 10/01/21		95	109,303
Series A
5.00%, 10/01/21		85	97,798
City of Phoenix AZ GO
4.00%, 07/01/21		45	49,567
Series C
4.00%, 07/01/21		25	27,537
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/21		40	43,988
5.00%, 07/01/21		330	377,840
Series A
5.00%, 07/01/21		55	62,590
City of Scottsdale AZ GOL
5.00%, 07/01/21		195	223,518
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/21		40	45,795

315

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Series B
5.00%, 07/01/21	$65	$74,417
Maricopa County Community College District GO
5.00%, 07/01/21	230	264,169
Series D
4.00%, 07/01/21	45	49,567
Salt River Project Agricultural Improvement and Power District RB
Series A
5.00%, 12/01/21	150	173,007
State of Arizona COP
5.00%, 09/01/21	45	51,165

2,355,890
ARKANSAS — 0.69%
Arkansas Development Finance Authority RB
Series C
5.00%, 06/01/21	40	45,749
State of Arkansas GO
5.00%, 06/15/21	340	388,266
5.00%, 10/01/21	120	137,865
University of Arkansas RB
5.00%, 09/15/21	75	85,478
5.00%, 11/01/21	10	11,424

668,782
CALIFORNIA — 8.21%
Alameda Corridor Transportation Authority RB
Series A
4.00%, 10/01/21	100	107,524
Alameda Unified School District-Alameda County/CA GO
Series A
0.00%, 08/01/21	(AGM)	25	22,814
California Health Facilities Financing Authority RB
5.00%, 08/15/21	25	28,496
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/21	100	113,617

Security	Principal (000s)	Value
Series A-1
5.00%, 10/01/21	$20	$23,084
California Municipal Finance Authority RB
Series A
4.00%, 10/01/21	35	38,787
California State Public Works Board RB
5.00%, 06/01/21	110	125,314
Series A
5.00%, 04/01/21	70	79,465
5.00%, 09/01/21	70	80,153
Series C
5.00%, 10/01/21	100	114,693
Series D
5.00%, 12/01/21	150	172,594
Series E
5.00%, 09/01/21	70	80,153
Series F
5.00%, 10/01/21	(ETM)	50	57,759
Series G
5.00%, 05/01/21	75	85,292
5.00%, 11/01/21	140	160,829
Series I
4.00%, 11/01/21	125	137,920
5.00%, 11/01/21	40	45,951
California State University RB
Series A
4.00%, 11/01/21	35	38,719
5.00%, 11/01/21	140	161,242
California Statewide Communities Development Authority RB
5.00%, 05/15/21	50	55,311
City & County of San Francisco CA GO
Series A
5.00%, 06/15/21	25	28,730
City of Los Angeles CA GO
Series B
5.00%, 09/01/21	80	92,098
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/21	50	57,292

316

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security		Principal (000s)	Value
Series C
5.00%, 06/01/21		$115	$131,772
City of Los Angeles Department of Airports RB
Series B
5.00%, 05/15/21		50	56,976
Series C
5.00%, 05/15/21		30	34,162
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/21		100	115,569
City of Santa Rosa CA Wastewater Revenue RB
Series B
0.00%, 09/01/21	(AMBAC)	100	90,320
County of Los Angeles CA COP
5.00%, 09/01/21		45	51,292
El Camino Community College District GO
Series C
0.00%, 08/01/21		35	31,940
Escondido Union High School District GO
0.00%, 08/01/21	(AGC)	75	67,678
Folsom Cordova Unified School District School Facilities Improvement Dist No. 2 GO
Series A
0.00%, 10/01/21	(NPFGC)	60	53,882
Garden Grove Unified School District GO
Series A
0.00%, 08/01/21		35	31,855
Los Angeles Community College District/CA GO
Series I
4.00%, 08/01/21		125	138,346
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/21		50	57,451
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/21		80	91,452

Security		Principal (000s)	Value
Los Angeles Department of Water & Power RB
Series A
4.50%, 07/01/21		$50	$56,455
5.00%, 07/01/21		85	97,785
Series B
5.00%, 07/01/21		15	17,256
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/21		130	149,253
Series A-2
5.00%, 07/01/21		80	91,848
Series C
5.00%, 07/01/21		40	45,924
Series D
5.00%, 07/01/21		165	189,436
Moreno Valley Unified School District/CA GO
0.00%, 08/01/21		50	45,316
Municipal Improvement Corp. of Los Angeles RB
Series B
5.00%, 11/01/21		225	256,855
North Orange County Community College District/CA GO
Series B
0.00%, 08/01/21	(NPFGC)	75	68,260
Orange County Sanitation District RB
Series A
5.00%, 02/01/21		15	17,072
Palo Alto Unified School District GO
0.00%, 08/01/21		20	18,300
Regents of the University of California Medical Center Pooled Revenue RB
Series J
5.00%, 05/15/21		60	68,504
Sacramento City Financing Authority RB
Series A
5.00%, 05/01/21		75	84,798

317

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security		Principal (000s)	Value
San Diego Community College District GO
0.00%, 08/01/21		$100	$91,013
San Diego Regional Building Authority RB
Series A
5.00%, 10/15/21		45	51,969
San Diego Unified School District/CA GO
Series R-3
4.00%, 07/01/21		40	44,222
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/21		100	114,165
Santa Ana Unified School District GO
Series A
0.00%, 08/01/21		100	91,013
Santa Monica Community College District GO
Series A
0.00%, 08/01/21	(FGIC)	25	22,784
South Orange County Public Financing Authority ST
Series A
5.00%, 08/15/21		50	55,765
Southern California Public Power Authority RB
Series A
5.00%, 07/01/21		25	28,680
State of California Department of Water Resources Power Supply Revenue RB
Series N
5.00%, 05/01/21		50	57,046
Series O
5.00%, 05/01/21		385	439,254
State of California GO
4.00%, 10/01/21		65	71,893
5.00%, 02/01/21		405	459,432
5.00%, 08/01/21		400	458,756
5.00%, 09/01/21		285	327,423
5.00%, 10/01/21		145	166,868

Security		Principal (000s)	Value
5.00%, 11/01/21		$330	$380,401
5.00%, 12/01/21		265	305,982
Series B
5.00%, 09/01/21		340	390,608
Sweetwater Union High School District GO
Series C
0.00%, 08/01/21	(AGM)	55	50,057
University of California RB
Series AB
5.00%, 05/15/21		195	223,378
Series AO
5.00%, 05/15/21		35	40,094

			7,938,397
COLORADO — 1.06%
Board of Governors of Colorado State University System RB
Series B
5.00%, 03/01/21		20	22,686
Series E
5.00%, 03/01/21		125	141,789
City & County of Denver CO Airport System Revenue RB
Series B
5.00%, 11/15/21		95	108,256
City & County of Denver CO COP
Series 2010B
4.00%, 12/01/21		20	21,929
City of Colorado Springs CO Utilities System Revenue RB
Series A
5.00%, 11/15/21		50	57,575
Denver City & County School District No. 1 GO
Series A
5.25%, 12/01/21	(NPFGC, SAW)	50	58,272
Series B
4.00%, 12/01/21		100	110,617
Series C
5.00%, 12/01/21	(SAW)	115	132,697
E-470 Public Highway Authority RB
Series B
0.00%, 09/01/21	(NPFGC)	35	31,040

318

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security		Principal (000s)	Value
University of Colorado RB
5.00%, 06/01/31	(PR 06/01/21)	$260	$297,292
Series A
5.00%, 06/01/21		40	45,671

			1,027,824
CONNECTICUT — 1.50%
Connecticut State Health & Educational Facility Authority RB
Series E
5.00%, 07/01/21		25	28,439
Series O
4.00%, 11/01/21		35	38,349
State of Connecticut GO
Series A
5.00%, 10/15/21		60	67,750
Series B
5.00%, 05/15/21		65	72,906
Series C
5.00%, 07/15/21		100	112,468
Series E
4.00%, 09/15/21		40	43,354
5.00%, 10/15/21		250	282,290
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 08/01/21		195	221,598
5.00%, 09/01/21		50	56,896
5.00%, 10/01/21		195	221,631
Series B
5.00%, 08/01/21		25	28,410
University of Connecticut RB
Series A
5.00%, 08/15/21		240	271,346

			1,445,437
DELAWARE — 0.46%
County of New Castle DE GO
Series A
5.00%, 07/15/21		15	17,222
Delaware Transportation Authority RB
5.00%, 06/01/21		55	62,402
5.00%, 07/01/21		285	327,077
State of Delaware GO

Security	Principal (000s)	Value
Series B
5.00%, 07/01/21	$35	$40,152

		446,853
DISTRICT OF COLUMBIA — 1.66%
District of Columbia GO
Series A
5.00%, 06/01/21	370	422,931
5.00%, 12/01/21	80	92,311
Series E
5.00%, 06/01/21	200	228,624
District of Columbia RB
5.00%, 07/15/21	35	39,556
Series A
5.00%, 12/01/21	135	155,775
Series C
4.00%, 12/01/21	75	82,963
Series F
5.00%, 12/01/21	40	46,156
District of Columbia Water & Sewer Authority RB
Series A
4.00%, 10/01/21	25	27,539
5.00%, 10/01/21	25	28,704
Series C
5.00%, 10/01/21	285	327,220
Metropolitan Washington Airports Authority RB
Series F-1
5.00%, 10/01/21	135	154,347

		1,606,126
FLORIDA — 7.43%
Board of Governors State University System of Florida RB
Series A
5.00%, 07/01/21	80	91,222
Broward Country FL Water & Sewer Utility Revenue RB
5.00%, 10/01/21	160	184,090
City of Gainesville FL Utilities System Revenue RB
Series A
5.00%, 10/01/21	50	57,407
City of Jacksonville FL RB
5.00%, 10/01/21	285	324,894

319

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Series B
5.00%, 10/01/21	$185	$211,261
Series C
5.00%, 10/01/21	85	96,834
City of Miami Beach FL RB
5.00%, 09/01/21	35	39,861
City of Orlando FL RB
Series A
5.00%, 11/01/21	90	103,612
City of Tallahassee GO
5.00%, 10/01/21	50	57,359
City of Tampa FL Water & Wastewater System Revenue RB
5.00%, 10/01/21	75	86,256
County of Broward FL Airport System Revenue RB
Series Q-1
5.00%, 10/01/21	50	56,769
County of Hillsborough FL RB
Series A
5.00%, 11/01/21	30	34,316
County of Lee FL Transportation Facilities Revenue RB
5.00%, 10/01/21	(AGM)	40	45,530
County of Manatee FL Public Utilities Revenue RB
5.00%, 10/01/21	115	131,701
County of Miami-Dade FL Aviation Revenue RB
Series B
4.00%, 10/01/21	30	32,800
County of Miami-Dade FL RB
Series B
5.00%, 04/01/21	65	73,326
County of Miami-Dade FL Transit System RB
5.00%, 07/01/21	110	124,729
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/21	75	85,748
Series A
5.00%, 10/01/21	(AGM)	40	45,732
County of Orange FL Sales Tax Revenue RB
Series C

Security	Principal (000s)	Value
5.00%, 01/01/21	$100	$112,897
County of Orange FL Tourist Development Tax Revenue RB
5.00%, 10/01/21	125	142,402
County of Orange FL Water Utility System Revenue RB
5.00%, 10/01/21	90	103,550
County of Palm Beach FL RB
4.00%, 06/01/21	160	175,589
Escambia County School Board COP
5.00%, 02/01/21	120	134,614
Florida Department of Environmental Protection RB
5.00%, 07/01/21	75	85,213
Series A
5.00%, 07/01/21	225	255,638
Series B
5.00%, 07/01/21	190	215,872
Florida Department of Management Services COP
Series A
5.00%, 08/01/21	100	114,244
Florida Municipal Power Agency RB
5.00%, 10/01/21	40	45,511
Series A
5.00%, 10/01/21	350	398,316
Florida State University Housing Facility Revenue RB
Series A
5.00%, 05/01/21	125	142,337
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/21	50	57,267
Series C
5.00%, 07/01/21	45	51,540
Florida’s Turnpike RB
Series A
5.00%, 07/01/21	205	234,793
Hillsborough County School Board COP
5.00%, 07/01/21	80	91,040
Hillsborough County School Board RB

320

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
5.00%, 10/01/21	(AGM)	$50	$56,961
Jacksonville Transportation Authority RB
5.00%, 08/01/21	95	108,754
JEA Electric System Revenue RB
Series A
5.00%, 10/01/21	100	114,307
Series B
5.00%, 10/01/21	25	28,577
JEA Water & Sewer System Revenue RB
Series A
5.00%, 10/01/21	25	28,673
Lee County School Board COP
5.00%, 08/01/21	65	73,941
Series B
3.00%, 08/01/21	50	52,575
5.00%, 08/01/21	50	56,878
Miami-Dade County Expressway Authority RB
Series B
5.00%, 07/01/21	155	175,121
Orange County School Board COP
Series A
5.00%, 08/01/21	60	68,365
Orlando Utilities Commission RB
Series A
5.00%, 10/01/21	40	45,964
Series C
4.00%, 10/01/21	50	55,125
5.25%, 10/01/21	100	115,834
Palm Beach County School District COP
Series B
5.00%, 08/01/21	50	56,716
Series D
5.00%, 08/01/21	90	102,089
Pasco County School Board COP
5.00%, 08/01/21	75	84,728
School Board of Miami-Dade County (The) COP
5.00%, 11/01/21	130	147,666
Series A
5.00%, 05/01/21	50	56,306

Security	Principal (000s)	Value
School Board of Miami-Dade County (The) GO
5.00%, 03/15/21	$240	$270,617
School District of Broward County/FL COP
5.00%, 07/01/21	70	79,087
School District of Broward County/FL GO
Series B
5.00%, 07/01/21	20	22,751
South Broward Hospital District RB
5.00%, 05/01/21	50	56,532
St. Johns County School Board COP
5.00%, 07/01/21	75	84,736
State of Florida GO
5.00%, 07/01/21	30	34,402
Series A
5.00%, 06/01/21	230	263,230
5.00%, 07/01/21	50	57,336
Series B
4.00%, 07/01/21	45	49,567
5.00%, 06/01/21	65	74,391
Series C
5.00%, 06/01/21	85	97,281
Series D
5.00%, 06/01/21	75	85,836
Series E
5.00%, 06/01/21	50	57,224
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/21	200	227,874
Tampa Bay Water RB
5.00%, 10/01/21	45	51,666

		7,185,380
GEORGIA — 3.24%
City of Atlanta Department of Aviation RB
Series A
5.00%, 01/01/21	160	180,181
City of Atlanta Department of Aviation Revenue RB
5.25%, 01/01/21	45	51,046

321

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security		Principal (000s)	Value
Series A
4.00%, 01/01/21		$75	$81,628
Series B
5.00%, 01/01/21		135	152,027
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/21		45	51,452
Series B
5.00%, 11/01/21		40	45,735
Columbia County School District GO
5.00%, 04/01/21	(SAW)	135	153,720
Forsyth County School District
5.00%, 02/01/21		75	85,279
Georgia State Road & Tollway Authority RB
Series A
5.00%, 03/01/21	(GTD)	75	85,339
Gwinnett County Development Authority COP
5.25%, 01/01/21	(NPFGC)	25	28,359
Gwinnett County School District GO
5.00%, 02/01/21	(SAW)	400	454,596
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/21		200	228,974
Municipal Electric Authority of Georgia RB
Series A
4.00%, 01/01/21		10	10,872
5.00%, 11/01/21		50	57,348
5.25%, 01/01/21		105	119,236
Series B
5.00%, 01/01/21		340	383,439
State of Georgia GO
Series A
5.00%, 07/01/21		70	80,303
Series A-1
5.00%, 02/01/21		110	125,014
Series E-2
5.00%, 09/01/21		15	17,269
Series I
5.00%, 07/01/21		325	372,833

Security		Principal (000s)	Value
5.00%, 11/01/21		$60	$69,312
Series J-1
4.00%, 07/01/21		100	110,329
Washington Wilkes Payroll Development Authority RB
0.00%, 12/01/21	(ETM)	205	186,316

			3,130,607
HAWAII — 3.00%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/21		90	102,956
Series A
5.25%, 07/01/36	(PR 07/01/21)	900	1,041,192
City & County of Honolulu HI GO
Series A
5.00%, 10/01/21		100	114,717
Series B
5.00%, 10/01/21		60	68,830
5.00%, 11/01/21		250	287,192
Series C
5.00%, 10/01/21		70	80,302
County of Hawaii HI GO
5.00%, 09/01/21		200	229,672
Honolulu City & County Board of Water Supply RB
Series A
5.00%, 07/01/21		165	188,752
State of Hawaii GO
Series DZ
5.00%, 12/01/21		40	46,135
Series EA
4.00%, 12/01/21		30	33,215
Series EE
5.00%, 11/01/21		35	40,311
Series EF
5.00%, 11/01/21		260	299,450
Series EP
5.00%, 08/01/21		30	34,399
Series FB
5.00%, 04/01/21		100	113,824
Series FE
5.00%, 10/01/21		125	143,760

322

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security		Principal (000s)	Value
State of Hawaii State Highway Fund
Series B
5.00%, 01/01/21		$70	$79,227

			2,903,934
ILLINOIS — 1.52%
Chicago Midway International Airport RB Series B
5.00%, 01/01/21		70	78,377
Chicago O’Hare International Airport RB
Series 2015-B
5.00%, 01/01/21		50	55,983
Series A
5.00%, 01/01/21		65	72,779
Series B
5.00%, 01/01/21		15	16,795
Series C
5.00%, 01/01/21		100	111,967
DuPage County Forest Preserve District GO
5.00%, 01/01/21		40	45,094
Illinois Finance Authority RB
5.00%, 01/01/21		110	124,232
Illinois State Toll Highway Authority RB
Series D
5.00%, 01/01/21		135	151,374
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/21		45	38,661
0.00%, 06/15/21	(NPFGC)	45	38,661
Regional Transportation Authority RB
5.75%, 06/01/21	(AGM)	40	46,475
Series A
6.00%, 07/01/21		25	29,369
State of Illinois GO
4.00%, 02/01/21		75	76,148
4.00%, 09/01/21		50	50,548
5.00%, 02/01/21		110	115,750
5.00%, 03/01/21		15	15,785
5.00%, 05/01/21		25	26,307
5.00%, 08/01/21		45	47,369
Series A

Security		Principal (000s)	Value
4.00%, 01/01/21		$25	$25,398
5.00%, 06/01/21		55	57,869
Series B
5.25%, 01/01/21		85	90,206
State of Illinois RB
5.00%, 06/15/21		135	150,904

			1,466,051
INDIANA — 0.43%
Indiana Finance Authority RB
4.00%, 10/01/21	(NPFGC)	100	109,052
Series A
5.00%, 05/01/21		30	33,723
5.00%, 12/01/21		65	74,304
Series C
5.00%, 12/01/21		35	40,316
Indiana University RB
Series A
5.00%, 06/01/21		45	51,502
Indianapolis Local Public Improvement Bond Bank RB
Series K
5.00%, 06/01/21		50	56,398
Purdue University RB
Series CC
5.00%, 07/01/21		45	51,685

			416,980
IOWA — 0.18%
City of Des Moines IA GO
Series E
5.00%, 06/01/21		80	91,342
Iowa State Board of Regents RB
4.00%, 09/01/21		75	82,271

			173,613
KANSAS — 0.40%
Kansas Development Finance Authority RB
Series C
5.00%, 05/01/21		40	45,584
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/21		55	63,318
Series B

323

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
5.00%, 09/01/21	$240	$276,067

		384,969
LOUISIANA — 0.31%
Louisiana Office Facilities Corp. RB
5.00%, 11/01/21	25	28,284
Louisiana State University & Agricultural & Mechanical College RB
5.00%, 07/01/21	10	11,208
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A-1
4.00%, 05/01/21	20	21,870
State of Louisiana GO
Series A
4.00%, 09/01/21	100	109,141
5.00%, 02/01/21	15	16,844
Series C
5.00%, 07/15/21	100	113,373

		300,720
MAINE — 0.41%
Maine Municipal Bond Bank RB
Series B
5.00%, 11/01/21	40	46,010
Series C
5.00%, 11/01/21	105	120,500
Maine Turnpike Authority RB
5.00%, 07/01/21	110	125,885
State of Maine GO
Series B
5.00%, 06/01/21	90	103,044

		395,439
MARYLAND — 2.41%
City of Baltimore MD RB
Series A
5.00%, 07/01/21	200	227,738
County of Anne Arundel MD GOL
4.00%, 04/01/21	40	44,024
County of Baltimore MD COP
5.00%, 10/01/21	60	68,772
County of Baltimore MD GO
Series B
4.50%, 09/01/21	60	67,667

Security		Principal (000s)	Value
Maryland Health & Higher Educational Facilities Authority RB
Series A
5.00%, 07/01/21		$25	$28,121
Series B
5.00%, 07/01/21		50	57,244
Maryland Water Quality Financing Administration Revolving Loan Fund RB
5.00%, 03/01/21		125	142,160
State of Maryland Department of Transportation RB
5.00%, 02/01/21		150	170,474
5.00%, 06/01/21		35	40,078
5.00%, 12/01/21		95	109,930
State of Maryland GO
Series A
5.00%, 03/01/21		120	136,645
5.00%, 03/01/24	(PR 03/01/21)	70	79,510
Series B
5.00%, 08/01/21		80	91,938
Series C
5.00%, 08/01/21		690	792,969
Washington Suburban Sanitary Commission GO
5.00%, 06/01/21		235	269,094

			2,326,364
MASSACHUSETTS — 4.19%
Commonwealth of Massachusetts GOL
5.00%, 04/01/22	(PR 04/01/21)	200	228,082
Series A
5.00%, 04/01/27	(PR 04/01/21)	550	627,226
5.25%, 08/01/21		285	329,206
Series B
5.25%, 08/01/21		275	317,655
5.25%, 08/01/21	(AGM)	125	144,389
5.25%, 09/01/21		190	219,824
Series C
5.00%, 10/01/21		70	80,336
Commonwealth of Massachusetts Transportation Fund Revenue RB
5.00%, 06/01/25	(PR 06/01/21)	450	515,354

324

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Massachusetts Bay Transportation Authority RB
Series A
0.00%, 07/01/21	$200	$183,488
Series C
5.25%, 07/01/21	40	46,183
Massachusetts Clean Water Trust (The) RB
5.25%, 08/01/21	35	40,552
Series 2014
5.00%, 08/01/21	415	476,349
Massachusetts Development Finance Agency RB
Series B-3
5.00%, 01/01/21	100	113,427
Massachusetts Health & Educational Facilities Authority RB
Series M
5.25%, 02/15/21	35	39,859
Massachusetts School Building Authority RB
Series A
5.00%, 05/15/21	40	45,660
5.00%, 08/15/21	120	137,696
Series B
4.00%, 10/15/21	75	82,862
5.00%, 10/15/21	200	230,174
Massachusetts Turnpike Authority RB
Series C
0.00%, 01/01/21	95	88,115
Massachusetts Water Resources Authority RB
Series J
5.50%, 08/01/21	(AGM)	10	11,702
University of Massachusetts Building Authority RB
5.00%, 11/01/21	35	40,173
Series 1
4.00%, 11/01/21	50	55,048

4,053,360
MICHIGAN — 1.09%
Michigan Finance Authority RB
5.00%, 08/01/21	50	56,370

Security	Principal (000s)	Value
5.00%, 10/01/21	$35	$40,270
Michigan State Building Authority RB
Series I
5.00%, 04/15/21	50	56,590
5.00%, 10/15/21	145	165,333
Michigan Strategic Fund RB
1.45%, 09/01/30	100	96,824
5.00%, 10/15/21	55	61,856
State of Michigan GO
Series A
5.00%, 12/01/21	170	196,075
Series B
5.00%, 11/01/21	85	97,897
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/21	120	137,942
5.25%, 11/01/21	(AGM)	125	145,015

1,054,172
MINNESOTA — 1.24%
Metropolitan Council GO
Series B
5.00%, 09/01/21	75	86,307
Series C
5.00%, 03/01/21	50	56,914
Minnesota Municipal Power Agency RB
Series A
4.00%, 10/01/21	10	10,922
South Washington County Independent School District No. 833/MN GO
Series B
5.00%, 02/01/21	150	169,932
Southern Minnesota Municipal Power Agency RB
Series A
0.00%, 01/01/21	25	23,009
State of Minnesota COP
5.00%, 06/01/21	30	34,091
State of Minnesota GO
5.00%, 10/01/21	20	23,036
Series A

325

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
5.00%, 08/01/21	$305	$350,088
Series B
5.00%, 08/01/21	100	114,783
Series D
5.00%, 10/01/21	65	74,866
Series F
5.00%, 10/01/21	225	259,150

		1,203,098
MISSISSIPPI — 0.51%
Mississippi Development Bank RB
5.00%, 01/01/21	55	61,626
State of Mississippi GO
Series C
5.00%, 10/01/21	135	155,130
Series F
5.00%, 11/01/21	70	80,552
5.25%, 10/01/21	50	58,088
Series H
4.00%, 12/01/21	120	132,740

		488,136
MISSOURI — 0.34%
Missouri Highway & Transportation Commission RB
Series A
5.00%, 05/01/21	25	28,574
Series B
5.00%, 05/01/21	120	137,158
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/21	45	51,581
University of Missouri RB
Series A
5.00%, 11/01/21	100	115,420

		332,733
MONTANA — 0.02%
State of Montana GO
5.00%, 08/01/21	20	22,985

		22,985
NEBRASKA — 0.66%
City of Lincoln NE Electric System Revenue RB
5.00%, 09/01/21	110	126,320

Security	Principal (000s)	Value
City of Omaha NE GO
5.25%, 04/01/21	$70	$79,712
City of Omaha NE Sewer Revenue RB
5.00%, 11/15/21	25	28,713
Nebraska Public Power District RB
5.00%, 07/01/21	20	22,733
Series A
5.00%, 01/01/21	140	157,545
Series B
5.00%, 01/01/21	35	39,386
Omaha Public Power District Nebraska City Station Unit 2 RB
Series A
4.00%, 02/01/21	50	54,256
Omaha Public Power District RB
Series B
5.00%, 02/01/21	45	51,036
University of Nebraska RB
5.00%, 07/01/21	70	79,884

		639,585
NEVADA — 1.68%
City of Las Vegas NV GOL
Series A
5.00%, 06/01/21	70	79,526
Clark County School District GOL
Series A
5.00%, 06/15/21	65	73,847
Series D
5.00%, 06/15/21	50	56,805
County of Clark Department of Aviation RB
5.00%, 07/01/21	85	96,089
County of Clark NV GOL
5.00%, 11/01/21	120	137,735
County of Clark NV RB
5.00%, 07/01/21	145	165,010
Series A
5.00%, 07/01/21	60	68,280
Las Vegas Valley Water District GOL
Series B
5.00%, 12/01/21	75	86,353

326

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Nevada System of Higher Education RB
4.00%, 07/01/21	$75	$82,175
Series A
4.00%, 07/01/21	50	54,784
5.00%, 07/01/21	25	28,450
State of Nevada GOL
5.00%, 04/01/21	130	147,633
5.00%, 06/01/21	135	153,896
5.00%, 08/01/21	50	57,192
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/21	290	334,628

		1,622,403
NEW HAMPSHIRE — 0.15%
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/21	70	80,125
Series D
5.00%, 08/15/21	45	51,657
State of New Hampshire GO
Series B
5.00%, 11/01/21	10	11,508

		143,290
NEW JERSEY — 1.57%
County of Monmouth NJ GO
4.00%, 03/01/21	200	219,180
New Jersey Building Authority RB
Series A
5.00%, 06/15/21	50	53,054
New Jersey Economic Development Authority RB
Series B
5.00%, 11/01/21	150	159,239
Series II
5.00%, 03/01/21	25	26,354
Series KK
5.00%, 03/01/21	20	21,083
Series NN
5.00%, 03/01/21	155	163,395
Series XX
5.00%, 06/15/21	325	342,491

Security	Principal (000s)	Value
New Jersey Educational Facilities Authority RB
Series 2014A
5.00%, 09/01/21	$35	$36,880
New Jersey State Turnpike Authority RB
Series B
5.00%, 01/01/21	100	112,492
New Jersey Transportation Trust Fund Authority RB
Series A-1
5.00%, 06/15/21	100	108,514
Series B
5.00%, 06/15/21	35	37,137
New Jersey Turnpike Authority RB
Series C
5.00%, 01/01/21	110	123,741
State of New Jersey GO
5.00%, 06/01/21	100	111,436

		1,514,996
NEW MEXICO — 1.18%
Albuquerque Municipal School District No. 12 GO
5.00%, 08/01/21	65	74,349
New Mexico Finance Authority RB
5.00%, 06/15/21	265	303,465
Series A
5.00%, 06/15/21	50	56,958
Series C
5.00%, 06/01/21	100	113,817
State of New Mexico GO
5.00%, 03/01/21	235	267,395
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/21	130	148,594
Series B
5.00%, 07/01/21	55	62,515
University of New Mexico (The) RB
Series A
5.00%, 06/01/21	100	114,087

		1,141,180

327

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
NEW YORK — 9.76%
Brooklyn Arena Local Development Corp. RB
Series A
5.00%, 07/15/21	$100	$111,344
City of New York NY GO
5.00%, 08/01/21	135	154,198
Series 1
5.00%, 08/01/21	50	57,111
Series A-1
4.00%, 08/01/21	200	219,814
5.00%, 08/01/21	35	39,977
Series B
5.00%, 08/01/21	180	205,598
Series C
5.00%, 08/01/21	55	62,822
Series E
4.00%, 08/01/21	25	27,477
5.00%, 08/01/21	180	205,598
Series H
5.00%, 08/01/21	245	279,841
Series I
5.00%, 03/01/21	60	67,940
5.00%, 08/01/21	95	108,510
Series J
5.00%, 08/01/21	380	434,040
County of Nassau NY GOL
Series A
5.00%, 01/01/21	35	39,429
5.00%, 04/01/21	50	56,620
Long Island Power Authority RB
Series A
0.00%, 06/01/21	90	82,251
Metropolitan Transportation Authority RB
Series A
5.00%, 11/15/21	30	34,493
Series A-1
5.00%, 11/15/21	110	125,971
Series B
5.00%, 11/15/21	65	74,438
Series B-2
5.00%, 11/15/21	210	240,490
Series B-4
5.00%, 11/15/21	75	86,233
Series C
5.00%, 11/15/21	230	263,394

Security	Principal (000s)	Value
Series C-1
5.00%, 11/15/21	$100	$114,519
Series D
5.00%, 11/15/21	130	148,875
Series E
5.00%, 11/15/21	80	91,615
Series F
4.00%, 11/15/21	25	27,488
5.00%, 11/15/21	50	57,260
Nassau County Interim Finance Authority RB
Series A
5.00%, 11/15/21	40	46,405
Nassau County Sewer & Storm Water Finance Authority RB
Series A
5.00%, 10/01/21	40	46,178
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
5.00%, 07/15/21	(SAW)	140	160,286
5.00%, 07/15/21	105	120,214
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A
5.00%, 11/01/21	110	126,854
Series A-1
5.00%, 11/01/21	100	115,322
Series B
5.00%, 11/01/21	75	86,491
Series C
5.00%, 11/01/21	230	265,240
Series E
5.00%, 11/01/21	115	132,620
Series I
5.00%, 05/01/21	55	62,758
New York City Water & Sewer System RB
Series EE
4.00%, 06/15/21	80	88,098
New York Convention Center Development Corp. RB
5.00%, 11/15/21	150	171,259

328

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security		Principal (000s)	Value
New York Municipal Bond Bank Agency RB
5.00%, 12/01/21		$110	$125,745
New York State Dormitory Authority RB
0.00%, 08/01/21		80	73,468
4.00%, 05/15/21		90	98,607
4.00%, 10/01/21	(SAW)	50	54,831
5.50%, 05/15/21	(AMBAC)	100	115,531
Series A
5.00%, 02/15/21		55	62,499
5.00%, 03/15/21		90	102,745
5.00%, 07/01/21		210	239,396
5.00%, 10/01/21	(SAW)	215	246,070
Series B
5.00%, 03/15/21		275	313,115
5.00%, 07/01/21		55	62,590
Series C
5.00%, 03/15/21		200	227,720
Series D
5.00%, 02/15/21		325	369,314
5.00%, 08/15/21		70	80,447
Series E
4.00%, 03/15/21		100	109,292
5.00%, 08/15/21		105	120,670
New York State Environmental Facilities Corp. RB
5.00%, 02/15/21		25	28,504
5.00%, 06/15/21		85	97,684
5.00%, 11/15/21		25	28,991
Series B
5.00%, 06/15/21		100	114,922
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/21		75	85,417
Series A-1
5.00%, 04/01/21		100	113,889
New York State Thruway Authority RB
5.00%, 01/01/21		75	84,187
Series A
5.00%, 03/15/21		30	34,158

Security		Principal (000s)	Value
Series K
4.00%, 01/01/21		$70	$75,936
New York State Urban Development Corp. RB
Series A
5.00%, 03/15/21		155	176,483
Series A-1
5.00%, 03/15/21		170	193,562
Series A-2
5.50%, 03/15/21	(NPFGC)	85	98,620
Series E
5.00%, 03/15/21		70	79,702
Port Authority of New York & New Jersey RB
5.00%, 10/15/21		115	132,486
Series 173
4.00%, 12/01/21		30	33,173
Series 175
5.00%, 12/01/21		55	63,496
Series 189
5.00%, 05/01/21		110	125,598
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/21		100	115,417
Triborough Bridge & Tunnel Authority RB
Series A
4.00%, 11/15/21		40	44,155
5.00%, 01/01/21		145	163,643
5.00%, 11/15/21		80	91,971
Series B
4.00%, 11/15/21		65	71,847
5.00%, 11/15/21		120	137,957

			9,432,909
NORTH CAROLINA — 3.27%
City of Charlotte NC COP
Series A
5.00%, 12/01/21		50	57,369
City of Charlotte NC GO
5.00%, 12/01/21		250	289,040
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/21		200	229,250

329

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
City of Durham NC GO
Series C
5.00%, 07/01/21	$50	$57,359
City of Raleigh NC GO
Series A
4.00%, 09/01/21	25	27,703
County of Buncombe NC RB
5.00%, 06/01/21	65	74,040
Series A
5.00%, 06/01/21	85	96,821
County of Cabarrus NC GO
5.00%, 03/01/21	75	85,084
County of Durham NC GO
5.00%, 10/01/21	100	115,178
County of Forsyth NC GO
4.00%, 12/01/21	10	11,108
5.00%, 07/01/21	50	57,359
County of Mecklenburg NC GO
Series A
5.00%, 09/01/21	200	230,248
County of Mecklenburg NC RB
Series A
5.00%, 10/01/21	185	212,585
County of Wake NC RB
Series A
5.00%, 12/01/21	35	40,386
North Carolina Eastern Municipal Power Agency RB
Series A
5.00%, 01/01/21	(ETM)	640	723,066
State of North Carolina GO
Series C
4.00%, 05/01/21	350	385,388
State of North Carolina GOL
Series B
5.00%, 06/01/21	320	365,654
University of North Carolina at Chapel Hill RB
0.00%, 08/01/21	55	50,712
University of North Carolina at Greensboro RB
5.00%, 04/01/21	50	56,523

3,164,873

Security	Principal (000s)	Value
OHIO — 3.60%
City of Columbus OH GO
Series 1
5.00%, 07/01/21	$150	$171,800
Series 2012-3
5.00%, 08/15/21	35	40,223
Series A
5.00%, 02/15/21	110	125,034
5.00%, 08/15/21	210	241,340
City of Columbus OH GOL
Series 2012-4
4.00%, 08/15/21	20	22,066
Cleveland Department of Public Utilities Division of Water RB
Series Y
5.00%, 01/01/21	70	79,227
Cleveland State University RB
5.00%, 06/01/21	55	62,193
Columbus City School District GO
Series A
5.00%, 12/01/21	90	103,624
County of Hamilton OH Sales Tax Revenue RB
Series A
5.00%, 12/01/21	250	286,677
Miami University/Oxford OH RB
5.00%, 09/01/21	40	45,700
Northeast Ohio Regional Sewer District RB
5.00%, 11/15/21	70	80,328
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/21	100	112,371
Ohio State Building Authority RB
5.00%, 10/01/21	110	126,295
Ohio State University (The) RB
Series A
5.00%, 06/01/21	50	57,156
Series D
5.00%, 12/01/21	20	23,078
Ohio Water Development Authority RB
Series A
5.00%, 06/01/21	85	97,435

330

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/21	$25	$28,657
5.00%, 12/01/21	410	474,538
State of Ohio GO
Series A
5.00%, 03/01/21	100	113,643
5.00%, 05/01/21	130	148,318
5.00%, 08/01/21	55	63,092
5.00%, 09/01/21	50	57,442
5.00%, 09/15/21	310	356,393
Series B
5.00%, 08/01/21	150	172,068
Series C
5.00%, 09/15/21	165	189,692
State of Ohio RB
5.00%, 04/01/21	80	90,575
Series B
5.00%, 04/01/21	100	113,219

		3,482,184
OKLAHOMA — 0.86%
Grand River Dam Authority RB
Series A
5.00%, 06/01/21	190	216,081
Oklahoma Capital Improvement Authority RB
Series B
5.00%, 07/01/21	85	96,653
Series C
5.00%, 07/01/21	35	39,798
Oklahoma Capitol Improvement Authority RB
5.00%, 10/01/21	100	114,379
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/21	85	97,314
Oklahoma Development Finance Authority RB
Series A
5.00%, 08/15/21	20	22,787
Oklahoma Turnpike Authority RB
Series A
4.00%, 01/01/21	225	245,866

		832,878

Security	Principal (000s)	Value
OREGON — 1.24%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 08/01/21	$170	$194,930
5.00%, 10/01/21	60	69,180
City of Portland OR Water System Revenue RB
Series A
4.00%, 10/01/21	100	110,439
County of Washington OR GOL
5.00%, 03/01/21	200	227,712
Lane Community College GO
4.00%, 06/15/21	65	71,432
Oregon Health & Science University RB
Series A
5.00%, 07/01/21	80	90,458
Oregon State Facilities Authority RB
Series A
5.00%, 11/15/21	55	62,850
Portland Community College District GO
5.00%, 06/15/21	20	22,929
State of Oregon Department of Transportation RB
Series A
5.00%, 11/15/21	55	63,395
State of Oregon GO
Series H
5.00%, 05/01/21	20	22,833
Series J
5.00%, 05/01/21	80	91,261
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series B
4.00%, 06/15/21	(GTD)	100	110,162
Washington County Clean Water Services RB
5.00%, 10/01/21	55	63,201

1,200,782

331

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
PENNSYLVANIA — 1.13%
Commonwealth of Pennsylvania GO
5.00%, 04/01/21	$40	$44,927
First Series
5.00%, 06/01/21	100	112,701
5.00%, 06/15/21	25	28,198
5.00%, 07/01/21	15	16,934
5.00%, 08/15/21	25	28,277
5.00%, 11/15/21	10	11,352
Second Series
5.00%, 01/15/21	400	447,280
5.00%, 07/01/21	75	84,668
5.00%, 10/15/21	10	11,339
Series T
5.00%, 07/01/21	70	79,024
Delaware County Authority RB
5.00%, 08/01/21	40	45,244
Pennsylvania Higher Educational Facilities Authority RB
Series A
5.00%, 05/01/21	15	16,835
Pennsylvania Turnpike Commission RB
0.00%, 12/01/21	20	17,908
Series A
5.00%, 12/01/21	110	125,964
5.25%, 07/15/21	(AGM)	20	22,825

1,093,476
RHODE ISLAND — 0.79%
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/21	205	235,709
Rhode Island Infrastructure Bank RB
5.00%, 10/01/21	90	103,267
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series B
4.00%, 10/01/21	100	110,179
Series C
5.00%, 10/01/21	125	143,426

Security	Principal (000s)	Value
State of Rhode Island GO
Series D
5.00%, 08/01/21	$150	$170,832

		763,413
SOUTH CAROLINA — 1.29%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/21	130	149,072
City of Columbia SC Waterworks & Sewer System Revenue RB
4.50%, 02/01/21	75	83,610
SCAGO Educational Facilities Corp. for Picknes School District RB
5.00%, 12/01/21	65	74,025
South Carolina Public Service Authority RB
Series B
4.00%, 12/01/21	55	60,491
5.00%, 12/01/21	205	234,903
Series C
5.00%, 12/01/21	85	97,399
South Carolina Transportation Infrastructure Bank RB
Series A
5.00%, 10/01/21	100	113,922
Series B
5.00%, 10/01/21	255	290,501
State of South Carolina GO
Series A
4.00%, 06/01/21	125	137,859

		1,241,782
TENNESSEE — 1.27%
City of Clarksville TN Water Sewer & Gas Revenue RB
5.00%, 02/01/21	25	28,204
County of Shelby TN GO
Series A
4.00%, 03/01/21	35	38,352
County of Sumner TN GO
5.00%, 12/01/21	70	80,667

332

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security		Principal (000s)	Value
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB
Series D
4.00%, 10/01/21		$100	$110,439
Metropolitan Government of Nashville & Davidson County TN GO
Series A
5.00%, 01/01/21		100	113,060
Series C
5.00%, 07/01/21		110	125,834
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
Series A
5.25%, 01/01/21	(AGM)	50	57,003
State of Tennessee GO
Series A
5.00%, 08/01/21		255	293,054
5.00%, 09/01/21		25	28,781
Series B
5.00%, 11/01/21		100	115,520
Tennessee State School Bond Authority RB
Series B
5.00%, 11/01/21		205	235,902

			1,226,816
TEXAS — 12.25%
Canadian River Municipal Water Authority Corp. RB
5.00%, 02/15/21		140	158,077
Central Texas Regional Mobility Authority RB
5.00%, 01/01/21		50	55,364
Central Texas Turnpike System RB
0.00%, 08/15/21	(AMBAC)	375	343,852
City of Austin TX Electric Utility Revenue RB
Series A
5.00%, 11/15/21		40	45,832
City of Austin TX GOL
5.00%, 09/01/21		190	218,394
Series A
4.00%, 09/01/21		30	33,103

Security	Principal (000s)	Value
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/21	$30	$34,192
5.00%, 11/15/21	135	155,320
Series A
5.00%, 11/15/21	25	28,763
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/21	155	175,627
Series C
5.00%, 07/15/21	50	56,622
City of Dallas TX GOL
5.00%, 02/15/21	160	176,732
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/21	65	74,566
Series A
5.00%, 10/01/21	110	126,189
City of Denton TX GO
5.00%, 02/15/21	55	62,228
City of Denton TX GOL
5.00%, 02/15/21	75	84,857
City of El Paso TX GOL
4.00%, 08/15/21	70	76,628
City of El Paso TX Water & Sewer Revenue RB
5.00%, 03/01/21	75	84,946
City of Fort Worth TX Water & Sewer System Revenue RB
5.00%, 02/15/21	25	28,348
City of Garland TX Electric Utility System Revenue RB
5.00%, 03/01/21	65	72,620
City of Grand Prairie TX GOL
5.00%, 02/15/21	150	170,090
City of Houston TX Airport System Revenue RB
Series B
5.00%, 07/01/21	190	214,320
City of Houston TX Combined Utility System Revenue RB
Series C
5.00%, 05/15/21	160	181,858

333

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security		Principal (000s)	Value
Series D
5.00%, 11/15/21		$185	$212,202
City of Houston TX GOL
Series A
5.00%, 03/01/21		200	226,268
City of Lubbock TX GOL
5.00%, 02/15/21		65	73,162
City of San Antonio TX Electric & Gas Systems Revenue RB
4.00%, 02/01/21		50	54,713
5.00%, 02/01/21		160	181,261
City of San Marcos TX GOL
5.00%, 08/15/21		40	45,710
Clear Creek Independent School District GO Series A
5.00%, 02/15/21	(PSF)	100	113,142
Clifton Higher Education Finance Corp. RB
5.00%, 03/01/21		80	90,036
County of Fort Bend TX GO
5.00%, 03/01/21		15	16,989
County of Harris TX GOL
Series A
5.00%, 08/15/21		55	63,111
5.00%, 10/01/21		75	86,256
Series B
5.00%, 10/01/21		100	115,008
County of Harris TX RB
Series A
5.00%, 08/15/21		125	143,197
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/21	(PSF)	20	22,628
Series A
5.00%, 02/15/21	(PSF)	195	221,321
Series C
5.00%, 02/15/21	(PSF)	100	113,142
Dallas Area Rapid Transit RB
Series A
5.00%, 12/01/21		190	218,952
Series B
5.00%, 12/01/21		45	51,857
Dallas Independent School District GO
4.00%, 08/15/21		70	77,069

Security		Principal (000s)	Value
Dallas/Fort Worth International Airport RB
Series E
5.00%, 11/01/21		$75	$85,022
Series F
5.00%, 11/01/21		50	56,536
Series G
5.00%, 11/01/21		25	28,268
Denton Independent School District GO
Series A
5.00%, 08/15/21	(PSF)	60	68,671
Edinburg Consolidated Independent School District/TX GO
4.00%, 02/15/21	(PSF)	100	109,279
Fort Bend Independent School District GO
5.00%, 08/15/21		45	51,503
Fort Worth Independent School District GO
5.00%, 02/15/21	(PSF)	70	79,199
Frisco Independent School District GO
Series A
4.50%, 08/15/21	(PSF)	20	22,455
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/21	(PSF)	55	62,948
Series A
5.00%, 08/15/21		45	51,503
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/21		30	34,191
Series A
5.00%, 11/15/21		40	45,463
Harris County Flood Control District GOL
Series A
5.25%, 10/01/21		210	243,967
Harris County Hospital District RB
5.00%, 02/15/21		100	111,667
Houston Community College System GOL
5.00%, 02/15/21		115	130,080

334

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security		Principal (000s)	Value
Houston Community College System RB
5.00%, 04/15/21		$100	$113,448
Keller Independent School District/TX GO
Series A
5.00%, 08/15/21	(PSF)	30	34,456
Laredo Community College District GOL
5.00%, 08/01/21		65	73,521
Leander Independent School District GO
0.00%, 08/15/21		75	68,771
Series B
0.00%, 08/15/21		150	136,080
Lewisville Independent School District GO
Series B
4.00%, 08/15/21		100	110,111
Lone Star College System GOL
5.00%, 02/15/21		70	79,155
Longview Independent School District GO
5.00%, 02/15/21	(PSF)	70	79,221
Lower Colorado River Authority RB
5.00%, 05/15/21		60	67,690
Series A
5.00%, 05/15/21		150	168,837
Magnolia Independent School District/TX GO
5.00%, 08/15/21		60	68,678
Manor Independent School District GO
5.00%, 08/01/21	(PSF)	15	17,146
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/21		50	57,242
Series B
5.00%, 11/01/21		90	103,036
Midland Independent School District GO
5.00%, 02/15/21	(PSF)	50	56,571
North East Independent School District/TX GO
5.25%, 02/01/21	(PSF)	115	131,105

Security		Principal (000s)	Value
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/21		$135	$154,900
North Texas Tollway Authority RB
Series A
5.00%, 01/01/21		160	179,664
5.00%, 09/01/21		20	22,891
Northwest Independent School District GO
5.00%, 02/15/21	(PSF)	40	45,257
Permanent University Fund - Texas A&M University System RB
5.00%, 07/01/21		90	103,121
Permanent University Fund - University of Texas System RB
Series A
5.00%, 07/01/21		145	165,739
Pflugerville Independent School District GO
5.00%, 02/15/21	(PSF)	50	56,571
Port Authority of Houston of Harris County Texas GO
Series A
5.00%, 10/01/21		125	143,426
Richardson Independent School District GO
4.00%, 02/15/21		300	328,791
San Antonio Water System RB
5.00%, 05/15/21		75	85,546
Series A
5.00%, 05/15/21		55	62,734
South Texas College GOL
5.00%, 08/15/21		70	79,927
Southwest Higher Education Authority Inc. RB
5.00%, 10/01/21		140	160,468
Spring Branch Independent School District GO
Series B
5.00%, 02/01/21	(PSF)	60	67,823
State of Texas GO
5.00%, 04/01/21		500	570,855
5.00%, 10/01/21		105	121,167

335

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Series C
5.00%, 08/01/21	$20	$22,942
Series G
5.00%, 08/01/21	100	115,041
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 12/01/21	90	102,748
Tarrant Regional Water District RB
5.00%, 03/01/21	120	136,219
6.00%, 09/01/21	150	178,780
Series A
5.00%, 03/01/21	45	51,082
Texas State University System RB
4.50%, 03/15/21	15	16,707
5.00%, 03/15/21	30	34,009
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/21	275	316,805
Series A
5.00%, 04/01/21	360	410,393
Texas Water Development Board RB
Series A
5.00%, 10/15/21	60	68,993
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/21	170	194,771
University of Houston RB
Series A
5.00%, 02/15/21	50	56,487
University of Houston System RB
Series A
5.00%, 02/15/21	100	113,142
University of North Texas RB
Series A
5.00%, 04/15/21	40	45,310
University of Texas System (The) RB
Series A
4.00%, 08/15/21	75	82,747
Series B
5.00%, 08/15/21	20	22,937
Series C
5.00%, 08/15/21	70	80,281

Security		Principal (000s)	Value
Series I
5.00%, 08/15/21		$100	$114,687

			11,843,333
UTAH — 0.74%
Central Utah Water Conservancy District GOL
Series C
5.00%, 04/01/21		60	68,138
County of Salt Lake UT RB
Series A
5.00%, 02/01/21		50	56,783
Metropolitan Water District of Salt Lake & Sandy RB
Series A
4.00%, 07/01/21		90	99,134
State of Utah GO
Series 2011-A
5.00%, 07/01/24	(PR 07/01/21)	90	103,121
Series A
4.00%, 07/01/21		35	38,678
University of Utah (The) RB
Series A
5.00%, 08/01/21		50	57,192
Utah State Building Ownership Authority RB
5.00%, 05/15/21		155	176,795
Utah Transit Authority RB
Series A
5.00%, 06/15/21		105	118,818

			718,659
VIRGINIA — 4.40%
City of Alexandria VA
5.00%, 07/15/21		35	40,185
City of Norfolk VA GO
5.00%, 08/01/21		40	45,885
City of Norfolk VA Water Revenue RB
5.00%, 11/01/21		60	69,074
County of Fairfax VA GO
Series A
5.00%, 10/01/21	(SAW)	100	115,324
5.00%, 10/01/25	(PR 10/01/21) (SAW)	1,250	1,437,300

336

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security		Principal (000s)	Value
Series B
5.00%, 04/01/21	(SAW)	$90	$102,677
County of Henrico VA GO
5.00%, 07/15/21		70	80,371
Fairfax County Economic Development Authority RB
Series A
5.00%, 10/01/21		80	91,967
University of Virginia RB
Series B
5.00%, 08/01/21		55	63,259
Virginia College Building Authority RB
5.00%, 02/01/21		120	135,996
5.00%, 09/01/21		50	57,395
Series 2
5.00%, 09/01/21		35	40,176
Series A
5.00%, 09/01/21		175	200,881
Series E -1
5.00%, 02/01/21		115	130,329
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/21		80	90,930
5.00%, 05/15/21		100	114,374
5.00%, 05/15/21	(SAP)	125	142,967
5.00%, 09/15/21		80	91,895
Series B
5.00%, 09/15/21		75	86,152
Virginia Public Building Authority RB
Series A
5.00%, 08/01/21		115	131,919
Series B
5.00%, 08/01/21		90	103,218
Virginia Public School Authority RB
5.00%, 01/15/21	(SAW)	125	141,614
5.00%, 08/01/21	(SAW)	50	57,392
5.00%, 11/01/21		300	345,816
Series A
5.00%, 08/01/21	(SAW)	35	40,116
Series B
5.00%, 08/01/21		90	103,156
Series IV
5.00%, 04/15/21		95	108,273

Security	Principal (000s)	Value
Virginia Resources Authority RB
5.00%, 11/01/21	(SAW)	$30	$34,552
Series B
5.00%, 11/01/21	40	46,070

4,249,263
WASHINGTON — 5.65%
Auburn School District No. 408 of King & Pierce Counties GO
4.00%, 12/01/21	(GTD)	20	22,035
City of Bellevue WA GOL
5.00%, 12/01/21	205	236,443
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/21	115	130,898
City of Seattle WA GO
5.00%, 09/01/21	60	69,131
5.00%, 12/01/21	60	69,445
City of Seattle WA GOL
4.50%, 03/01/21	50	55,836
City of Seattle WA Municipal Drainage & Wastewater Revenue RB
5.00%, 09/01/21	40	45,934
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/21	260	298,574
Series A
5.00%, 02/01/21	100	113,371
City of Seattle WA Water System Revenue RB
5.00%, 05/01/21	50	56,957
5.00%, 09/01/21	115	131,897
City of Tacoma WA Electric System Revenue RB
Series A
5.00%, 01/01/21	250	281,940
Clark County Public Utility District No. 1 RB
5.00%, 01/01/21	125	140,211
County of King WA GOL
5.00%, 01/01/21	50	56,571
5.00%, 06/01/21	45	51,420
5.00%, 07/01/21	50	57,267

337

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security		Principal (000s)	Value
County of King WA Sewer Revenue RB
Series A
5.00%, 01/01/21		$80	$90,546
Series B
4.00%, 01/01/21		110	120,201
5.00%, 07/01/21		125	143,166
Energy Northwest RB
5.00%, 07/01/21		55	62,892
Series A
5.00%, 07/01/21		515	588,897
Franklin County School District No. 1 Pasco GO
4.00%, 12/01/21	(GTD)	100	110,617
King County Public Hospital District No. 2 GO
5.00%, 12/01/21		50	57,108
King County School District No. 405 Bellevue GO
Series A
5.00%, 12/01/21	(GTD)	125	144,172
Lewis County Public Utility District No. 1 RB
5.00%, 10/01/21		20	22,885
Port of Seattle WA RB
Series A
4.00%, 08/01/21		115	125,662
5.25%, 07/01/21		100	114,446
Public Utility District No. 1 of Cowlitz County WA RB
Series A
5.00%, 09/01/21		25	28,378
Snohomish County Public Utility District No. 1 RB
4.00%, 12/01/21		175	192,612
Snohomish County School District No. 15 Edmonds RB
5.00%, 12/01/21		25	28,697
Snohomish County School District No. 2 Everett GO
5.00%, 12/01/21	(GTD)	95	109,285
State of Washington COP
5.00%, 07/01/21		40	45,429
Series B
4.00%, 07/01/21		25	27,336

Security		Principal (000s)	Value
State of Washington GO
5.00%, 07/01/21		$260	$296,951
Series 03-C
0.00%, 06/01/21		115	105,550
Series 2016-A
5.00%, 07/01/21		140	160,153
Series B
5.00%, 08/01/21		180	205,891
Series C
0.00%, 06/01/21	(FGIC)	200	183,566
Series R-2013A
5.00%, 07/01/21		65	74,357
Series R-2015
5.00%, 07/01/21		100	114,395
Series R-2015E
5.00%, 07/01/21		110	125,835
State of Washington RB
5.00%, 09/01/21		200	228,312
University of Washington RB
5.00%, 07/01/21		15	17,159
Series A
5.00%, 04/01/21		70	79,616
Series C
5.00%, 07/01/21		35	40,038

			5,462,082
WEST VIRGINIA — 0.35%
State of West Virginia GO
Series A
5.00%, 11/01/21		265	304,946
West Virginia University RB
Series B
5.00%, 10/01/21		25	28,607

			333,553
WISCONSIN — 2.19%
City of Milwaukee WI GO
5.00%, 05/01/21		25	28,446
Series N-3
5.00%, 05/15/21		45	51,247

338

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Milwaukee County Metropolitan Sewer District GO
Series A
5.25%, 10/01/21	$40	$46,392
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
4.00%, 06/01/21	35	38,502
5.00%, 06/01/21	100	114,177
Series 2
5.00%, 06/01/21	30	34,253
State of Wisconsin GO
5.00%, 05/01/21	205	233,796
Series 1
5.00%, 05/01/21	140	159,666
5.00%, 11/01/21	220	253,381
Series 2
4.00%, 11/01/21	135	149,213
5.00%, 05/01/21	45	51,321
5.00%, 11/01/21	85	97,897
Series 3
5.00%, 11/01/21	60	69,104
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/21	360	411,822
Series 2
5.00%, 07/01/21	180	205,911
WPPI Energy RB
Series A
5.00%, 07/01/21	150	169,879

		2,115,007

TOTAL MUNICIPAL BONDS & NOTES (Cost: $96,605,735)		95,663,388

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Liquidity Funds MuniCash Portfolio
0.50%[a,b]	158	$158,205

		158,205

TOTAL SHORT-TERM INVESTMENTS (Cost: $158,199)		158,205

TOTAL INVESTMENTS IN SECURITIES — 99.12% (Cost: $96,763,934)[c]		95,821,593
Other Assets, Less Liabilities — 0.88%		850,895

NET ASSETS — 100.00%		$96,672,488

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

ST — Special Tax

Insured by:

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $96,764,103. Net unrealized depreciation was $942,510, of which $133,627 represented gross unrealized appreciation on securities and $1,076,137 represented gross unrealized depreciation on securities.

339

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2021 TERM MUNI BOND ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$95,663,388	$—	$95,663,388
Money market funds	158,205	—	—	158,205

Total	$158,205	$95,663,388	$—	$95,821,593

340

Schedule of Investments (Unaudited)

iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.19%

ADVERTISING — 0.50%
Interpublic Group of Companies Inc. (The)
4.00%, 03/15/22	$125	$129,610
Omnicom Group Inc.
3.63%, 05/01/22	468	481,282
WPP Finance 2010
3.63%, 09/07/22	192	196,101

		806,993
AEROSPACE & DEFENSE — 1.68%
Boeing Co. (The)
2.20%, 10/30/22 (Call 08/30/22)	150	146,511
Embraer SA
5.15%, 06/15/22[a]	100	105,671
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	543	535,007
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	603	599,641
United Technologies Corp.
3.10%, 06/01/22	1,305	1,339,883

		2,726,713
AGRICULTURE — 1.32%
Altria Group Inc.
2.85%, 08/09/22	1,073	1,071,487
Philip Morris International Inc.
2.50%, 08/22/22	522	512,792
Reynolds American Inc.
4.00%, 06/12/22	531	554,725

		2,139,004
AUTO MANUFACTURERS — 1.54%
Ford Motor Credit Co. LLC
3.22%, 01/09/22	200	199,180
4.25%, 09/20/22	600	622,650
General Motors Financial Co. Inc.
3.45%, 04/10/22 (Call 02/10/22)	849	847,412
Toyota Motor Credit Corp.
3.30%, 01/12/22	795	820,432

		2,489,674
BANKS — 14.93%
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)	820	792,694
5.70%, 01/24/22	1,352	1,514,740

Security	Principal (000s)	Value
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	$503	$496,285
BB&T Corp.
3.95%, 03/22/22 (Call 02/22/22)	100	104,811
Citigroup Inc.
4.05%, 07/30/22	330	343,583
4.50%, 01/14/22	1,589	1,691,252
Cooperatieve Rabobank UA
3.88%, 02/08/22	1,453	1,525,054
3.95%, 11/09/22	750	768,405
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	770	776,645
Fifth Third Bancorp.
3.50%, 03/15/22 (Call 02/15/22)	325	333,876
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)	70	69,726
5.75%, 01/24/22	2,289	2,567,778
HSBC Holdings PLC
2.65%, 01/05/22[a]	900	881,415
4.00%, 03/30/22	1,343	1,394,800
4.88%, 01/14/22	277	298,736
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	650	630,942
JPMorgan Chase & Co.
3.25%, 09/23/22	1,342	1,355,420
4.50%, 01/24/22	1,704	1,830,948
KeyBank N.A./Cleveland OH
3.18%, 10/15/27	250	252,448
Morgan Stanley
4.88%, 11/01/22	1,143	1,225,959
MUFG Americas Holdings Corp.
3.50%, 06/18/22	150	152,472
National Australia Bank Ltd./New York
2.80%, 01/10/22	250	250,735
Northern Trust Corp.
2.38%, 08/02/22	254	250,919
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[b,c]	546	543,614
3.30%, 03/08/22 (Call 02/06/22)[c]	610	626,220
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	300	302,994

341

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	$485	$483,366
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)	639	644,361
3.00%, 03/15/22 (Call 02/15/22)	312	317,441
Wells Fargo & Co.
3.50%, 03/08/22	1,424	1,462,476
Westpac Banking Corp.
2.80%, 01/11/22	310	310,753

		24,200,868
BEVERAGES — 2.66%
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	1,348	1,325,825
3.75%, 01/15/22	775	812,270
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	25	25,057
Coca-Cola Refreshments USA Inc.
8.50%, 02/01/22	25	31,910
Constellation Brands Inc.
6.00%, 05/01/22	250	285,137
Diageo Investment Corp.
2.88%, 05/11/22	702	707,265
Molson Coors Brewing Co.
3.50%, 05/01/22	177	182,765
PepsiCo Inc.
2.75%, 03/05/22	542	547,854
3.10%, 07/17/22 (Call 05/17/22)	382	391,741

		4,309,824
BIOTECHNOLOGY — 2.23%
Amgen Inc.
2.70%, 05/01/22 (Call 03/01/22)	409	406,227
3.63%, 05/15/22 (Call 02/15/22)	300	310,107
Baxalta Inc.
3.60%, 06/23/22 (Call 04/23/22)	325	329,592
Biogen Inc.
3.63%, 09/15/22	627	645,321
Celgene Corp.
3.25%, 08/15/22	390	394,239
3.55%, 08/15/22[a]	642	658,358
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	305	294,414
3.25%, 09/01/22 (Call 07/01/22)	563	575,898

		3,614,156

Security	Principal (000s)	Value
BUILDING MATERIALS — 0.34%
Masco Corp.
5.95%, 03/15/22	$250	$279,062
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	263	273,005

		552,067
CHEMICALS — 2.22%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	127	126,312
Airgas Inc.
2.90%, 11/15/22 (Call 08/15/22)	150	150,134
Cabot Corp.
3.70%, 07/15/22	450	458,500
Celanese U.S. Holdings LLC
4.63%, 11/15/22	255	269,810
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	809	810,561
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	537	550,790
Methanex Corp.
5.25%, 03/01/22	100	104,750
Monsanto Co.
2.20%, 07/15/22 (Call 04/15/22)	100	95,680
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	273	266,784
2.45%, 02/15/22 (Call 11/15/21)	100	99,325
Syngenta Finance NV
3.13%, 03/28/22	393	390,878
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	275	276,865

		3,600,389
COMMERCIAL SERVICES — 0.56%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)	460	493,198
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)[a]	99	100,372
Moody’s Corp.
4.50%, 09/01/22 (Call 06/01/22)	149	159,427
Verisk Analytics Inc.
4.13%, 09/12/22	150	155,159

		908,156
COMPUTERS — 2.18%
Apple Inc.
2.15%, 02/09/22	891	873,323
2.70%, 05/13/22	324	325,400

342

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Computer Sciences Corp.
4.45%, 09/15/22	$130	$135,169
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)	710	747,097
HP Inc.
4.05%, 09/15/22	368	381,292
International Business Machines Corp.
1.88%, 08/01/22	800	768,016
2.50%, 01/27/22[a]	100	100,342
2.88%, 11/09/22	200	201,454

		3,532,093
COSMETICS & PERSONAL CARE — 0.66%
Colgate-Palmolive Co.
2.30%, 05/03/22	337	335,275
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	150	147,691
Procter & Gamble Co. (The)
2.30%, 02/06/22	592	594,196

		1,077,162
DIVERSIFIED FINANCIAL SERVICES — 3.89%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	850	863,812
4.63%, 07/01/22	250	261,875
Air Lease Corp.
3.75%, 02/01/22 (Call 12/01/21)	288	295,370
American Express Co.
2.65%, 12/02/22	1,023	1,006,857
CME Group Inc.
3.00%, 09/15/22	445	455,974
Discover Financial Services
3.85%, 11/21/22	227	231,256
5.20%, 04/27/22	100	107,625
E*TRADE Financial Corp.
5.38%, 11/15/22 (Call 11/15/17)	294	311,575
Franklin Resources Inc.
2.80%, 09/15/22	185	185,041
International Lease Finance Corp.
5.88%, 08/15/22	402	444,713
8.63%, 01/15/22	75	91,406
Invesco Finance PLC
3.13%, 11/30/22	249	250,477

Security	Principal (000s)	Value
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/22 (Call 11/15/21)	$250	$254,392
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	471	476,124
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	1,060	1,066,233

		6,302,730
ELECTRIC — 4.11%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	175	174,919
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	169	169,723
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	125	125,381
CMS Energy Corp.
5.05%, 03/15/22 (Call 12/15/21)	200	219,108
Dominion Resources Inc./VA
2.75%, 01/15/22 (Call 12/15/21)	100	100,205
Series B
2.75%, 09/15/22 (Call 06/15/22)	400	392,416
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	150	150,505
DTE Energy Co.
3.30%, 06/15/22 (Call 04/15/22)	175	178,040
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	299	300,830
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	75	76,040
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	345	359,435
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[a]	300	312,171
Georgia Power Co.
2.85%, 05/15/22	100	100,077
Great Plains Energy Inc.
5.29%, 06/15/22 (Call 03/15/22)[b]	25	26,975
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	300	293,238
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	50	49,029
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	290	309,558
7.00%, 09/01/22	376	457,694

343

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	$310	$306,804
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	300	305,487
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	100	99,083
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	175	178,678
4.20%, 06/15/22 (Call 03/15/22)	450	474,611
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	315	318,427
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	100	98,247
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	150	165,912
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	150	155,254
Southern California Edison Co.
Series B
2.40%, 02/01/22 (Call 12/01/21)	225	224,656
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	100	103,079
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	122	119,181
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)[a]	325	322,969

		6,667,732
ELECTRONICS — 1.06%
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	142	148,545
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	200	200,144
Avnet Inc.
4.88%, 12/01/22	375	394,729
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	250	250,460
Jabil Circuit Inc.
4.70%, 09/15/22	128	132,160
Koninklijke Philips NV
3.75%, 03/15/22	557	578,890
Tyco Electronics Group SA
3.50%, 02/03/22 (Call 11/03/21)	15	15,474

		1,720,402
ENGINEERING & CONSTRUCTION — 0.25%
ABB Finance USA Inc.
2.88%, 05/08/22	406	408,956

		408,956

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.37%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	$418	$434,741
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	168	170,218

		604,959
FOOD — 1.84%
Campbell Soup Co.
2.50%, 08/02/22	100	98,204
Conagra Brands Inc.
3.25%, 09/15/22	105	105,659
Flowers Foods Inc.
4.38%, 04/01/22 (Call 01/01/22)[a]	200	210,846
JM Smucker Co. (The)
3.00%, 03/15/22	210	212,417
Kraft Heinz Foods Co.
3.50%, 06/06/22	968	986,527
3.50%, 07/15/22 (Call 05/15/22)	538	547,367
Kroger Co. (The)
3.40%, 04/15/22 (Call 01/15/22)	305	310,835
Sysco Corp.
2.60%, 06/12/22	125	123,347
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	357	379,759

		2,974,961
FOREST PRODUCTS & PAPER — 0.58%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	250	260,170
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	300	310,950
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	344	372,920

		944,040
GAS — 0.35%
NiSource Finance Corp.
6.13%, 03/01/22	297	340,959
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	232	230,044

		571,003
HAND & MACHINE TOOLS — 0.26%
Kennametal Inc.
3.88%, 02/15/22 (Call 11/15/21)	75	74,862
Stanley Black & Decker Inc.
2.90%, 11/01/22	343	345,178

		420,040

344

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
HEALTH CARE - PRODUCTS — 2.08%
Abbott Laboratories
2.55%, 03/15/22	$451	$439,874
Boston Scientific Corp.
3.38%, 05/15/22	263	267,747
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	67	68,350
Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	478	487,483
3.15%, 03/15/22	1,302	1,331,191
Thermo Fisher Scientific Inc.
3.30%, 02/15/22	402	408,368
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	367	366,637

		3,369,650
HEALTH CARE - SERVICES — 2.27%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	521	519,244
Anthem Inc.
3.13%, 05/15/22	564	563,148
Catholic Health Initiatives
2.95%, 11/01/22	321	312,060
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	436	455,581
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	225	224,296
Laboratory Corp. of America Holdings
3.20%, 02/01/22	311	313,609
3.75%, 08/23/22 (Call 05/23/22)	78	80,342
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)	317	320,408
3.35%, 07/15/22	869	896,026

		3,684,714
HOLDING COMPANIES - DIVERSIFIED — 0.35%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	482	471,068
FS Investment Corp.
4.75%, 05/15/22 (Call 04/15/22)	100	101,642

		572,710
HOME BUILDERS — 0.15%
DR Horton Inc.
4.38%, 09/15/22 (Call 06/15/22)	150	157,109

Security	Principal (000s)	Value
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	$76	$77,984

		235,093
HOME FURNISHINGS — 0.07%
Whirlpool Corp.
4.70%, 06/01/22	100	108,754

		108,754
HOUSEHOLD PRODUCTS & WARES — 0.11%
Church & Dwight Co. Inc.
2.88%, 10/01/22	50	49,554
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	75	75,919
Kimberly-Clark Corp.
2.40%, 03/01/22	50	49,588

		175,061
HOUSEWARES — 0.13%
Newell Brands Inc.
4.00%, 06/15/22 (Call 03/15/22)	200	206,846

		206,846
INSURANCE — 2.96%
Alleghany Corp.
4.95%, 06/27/22	314	339,196
American International Group Inc.
4.88%, 06/01/22	928	1,011,761
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	661	675,456
Berkshire Hathaway Inc.
3.40%, 01/31/22	210	219,496
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	425	428,345
Fidelity National Financial Inc.
5.50%, 09/01/22	150	157,949
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	537	595,189
Infinity Property & Casualty Corp.
5.00%, 09/19/22	50	51,497
Lincoln National Corp.
4.20%, 03/15/22	350	368,935
Markel Corp.
4.90%, 07/01/22	100	107,722
MetLife Inc.
3.05%, 12/15/22	292	294,158

345

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
OneBeacon U.S. Holdings Inc.
4.60%, 11/09/22	$100	$99,270
Primerica Inc.
4.75%, 07/15/22	145	155,273
Principal Financial Group Inc.
3.30%, 09/15/22	80	80,851
StanCorp Financial Group Inc.
5.00%, 08/15/22	200	209,756

		4,794,854
INTERNET — 1.45%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	711	704,935
Baidu Inc.
3.50%, 11/28/22	400	403,100
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	673	653,247
3.80%, 03/09/22 (Call 02/09/22)	332	341,319
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	250	248,668

		2,351,269
IRON & STEEL — 0.80%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	200	212,964
Vale Overseas Ltd.
4.38%, 01/11/22[a]	1,075	1,087,094

		1,300,058
LODGING — 0.46%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	400	388,272
3.25%, 09/15/22 (Call 06/15/22)	100	100,668
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)[a]	256	264,893

		753,833
MACHINERY — 1.04%
Caterpillar Financial Services Corp.
2.85%, 06/01/22	173	174,336
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	430	428,099
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	617	616,266
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)[a]	128	129,266

Security	Principal (000s)	Value
John Deere Capital Corp.
2.75%, 03/15/22	$161	$161,951
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	174	174,435

		1,684,353
MANUFACTURING — 2.29%
3M Co.
2.00%, 06/26/22	561	550,706
Eaton Corp.
2.75%, 11/02/22	962	958,749
General Electric Co.
2.70%, 10/09/22	1,382	1,388,067
3.15%, 09/07/22[a]	510	522,260
Parker-Hannifin Corp.
3.50%, 09/15/22	120	124,694
Pentair Finance SA
3.15%, 09/15/22 (Call 06/15/22)	173	170,704

		3,715,180
MEDIA — 3.90%
21st Century Fox America Inc.
3.00%, 09/15/22	612	611,174
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	663	674,052
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	1,450	1,518,875
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	346	466,401
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	509	484,985
3.13%, 07/15/22	656	667,769
Discovery Communications LLC
3.30%, 05/15/22	275	273,551
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	240	237,881
Scripps Networks Interactive Inc.
3.50%, 06/15/22 (Call 04/15/22)	25	25,396
Time Warner Inc.
3.40%, 06/15/22	113	113,957
4.00%, 01/15/22	351	364,931

346

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Viacom Inc.
3.13%, 06/15/22 (Call 03/15/22)	$250	$242,910
Walt Disney Co. (The)
2.35%, 12/01/22	641	633,468

		6,315,350
MINING — 1.44%
Barrick Gold Corp.
3.85%, 04/01/22	239	246,548
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	485	490,970
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	763	781,464
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	273	274,660
3.50%, 03/22/22 (Call 12/22/21)	415	430,554
Southern Copper Corp.
3.50%, 11/08/22	105	105,376

		2,329,572
OIL & GAS — 5.81%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	587	598,511
BP Capital Markets PLC
2.50%, 11/06/22	358	349,934
3.06%, 03/17/22	286	289,604
3.25%, 05/06/22	991	1,011,861
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	1,023	1,003,041
2.41%, 03/03/22 (Call 01/03/22)	362	359,430
Cimarex Energy Co.
5.88%, 05/01/22 (Call 05/01/17)	171	177,556
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	548	532,771
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	387	387,968
Exxon Mobil Corp.
2.40%, 03/06/22 (Call 01/06/22)	500	498,220
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	195	203,541
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	382	368,630
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	435	433,634
3.13%, 02/15/22 (Call 11/15/21)	283	289,025

Security	Principal (000s)	Value
Phillips 66
4.30%, 04/01/22	$930	$998,690
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	303	314,426
Sasol Financing International Ltd.
4.50%, 11/14/22[a]	400	399,220
Shell International Finance BV
2.38%, 08/21/22	562	551,687
Total Capital International SA
2.88%, 02/17/22	649	658,482

		9,426,231
OIL & GAS SERVICES — 0.52%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)[a]	122	121,871
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	774	726,422

		848,293
PACKAGING & CONTAINERS — 0.26%
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	200	210,314
WestRock RKT Co.
4.90%, 03/01/22	200	216,748

		427,062
PHARMACEUTICALS — 5.39%
AbbVie Inc.
2.90%, 11/06/22[a]	1,365	1,347,910
3.20%, 11/06/22 (Call 09/06/22)	700	702,520
Actavis Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	1,937	1,963,518
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)[a]	483	482,415
Bristol-Myers Squibb Co.
2.00%, 08/01/22	473	460,475
Cardinal Health Inc.
3.20%, 06/15/22	100	101,186
Express Scripts Holding Co.
3.90%, 02/15/22	558	577,323
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	943	954,080
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	140	136,595
Merck & Co. Inc.
2.35%, 02/10/22	573	569,671
2.40%, 09/15/22 (Call 06/15/22)	401	397,379

347

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Novartis Capital Corp.
2.40%, 09/21/22	$551	$545,832
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	510	491,018

		8,729,922
PIPELINES — 3.81%
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	50	61,448
Energy Transfer Partners LP
5.20%, 02/01/22 (Call 11/01/21)	536	577,958
Enterprise Products Operating LLC
4.05%, 02/15/22	337	356,849
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)	819	844,176
4.15%, 03/01/22	50	51,749
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	503	506,642
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (Call 03/01/22)	499	507,084
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	188	201,201
5.88%, 03/01/22 (Call 12/01/21)	641	710,170
Sunoco Logistics Partners Operations LP
4.65%, 02/15/22	175	185,308
TransCanada PipeLines Ltd.
2.50%, 08/01/22	513	503,956
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	197	202,418
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	185	185,383
3.60%, 03/15/22 (Call 01/15/22)	963	978,552
Williams Partners LP/ACMP Finance Corp.
6.13%, 07/15/22 (Call 02/23/17)	296	305,386

		6,178,280
REAL ESTATE INVESTMENT TRUSTS — 4.30%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	313	330,791
American Tower Corp.
2.25%, 01/15/22	457	437,980
4.70%, 03/15/22	356	379,898

Security	Principal (000s)	Value
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	$175	$175,326
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)	160	163,237
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	175	172,294
Crown Castle International Corp.
4.88%, 04/15/22	533	572,453
CubeSmart LP
4.80%, 07/15/22 (Call 04/15/22)	100	107,165
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	200	211,224
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/03/22)	100	101,084
3.95%, 07/01/22 (Call 05/01/22)	109	112,691
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	200	208,556
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	255	274,910
Essex Portfolio LP
3.63%, 08/15/22 (Call 05/15/22)	200	204,790
Federal Realty Investment Trust
3.00%, 08/01/22 (Call 05/01/22)	100	100,490
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	105	104,162
4.00%, 12/01/22 (Call 10/01/22)	325	335,172
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	223	234,870
Host Hotels & Resorts LP
5.25%, 03/15/22 (Call 12/15/21)[a]	185	199,545
Kimco Realty Corp.
3.40%, 11/01/22 (Call 09/01/22)	242	245,480
Mack-Cali Realty LP
4.50%, 04/18/22 (Call 01/18/22)	25	25,183
National Retail Properties Inc.
3.80%, 10/15/22 (Call 07/15/22)	50	51,702
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	150	151,274
Select Income REIT
4.15%, 02/01/22 (Call 12/01/21)	250	248,342
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	200	197,154
3.38%, 03/15/22 (Call 12/15/21)[a]	220	227,130
UDR Inc.
4.63%, 01/10/22 (Call 10/10/21)	170	181,648

348

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	$195	$196,685
4.25%, 03/01/22 (Call 12/01/21)	218	230,260
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	200	215,998
Washington Real Estate Investment Trust
3.95%, 10/15/22 (Call 07/15/22)[a]	100	100,486
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	100	99,733
Welltower Inc.
5.25%, 01/15/22 (Call 10/15/21)	341	375,250

		6,972,963
RETAIL — 3.63%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	52,928
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	173	178,827
Costco Wholesale Corp.
2.25%, 02/15/22	234	232,432
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	464	457,643
3.50%, 07/20/22 (Call 05/20/22)	1,069	1,100,054
4.75%, 12/01/22 (Call 09/01/22)	125	135,793
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	811	816,961
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	348	356,436
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)[a]	458	460,093
McDonald’s Corp.
2.63%, 01/15/22[a]	254	253,063
O’Reilly Automotive Inc.
3.80%, 09/01/22 (Call 06/01/22)	50	51,726
QVC Inc.
5.13%, 07/02/22	400	416,000
Starbucks Corp.
2.70%, 06/15/22 (Call 04/15/22)	277	279,526
Target Corp.
2.90%, 01/15/22	427	436,215
Walgreen Co.
3.10%, 09/15/22	657	656,310

		5,884,007

Security	Principal (000s)	Value
SAVINGS & LOANS — 0.14%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	$232	$234,255

		234,255
SEMICONDUCTORS — 1.79%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (Call 12/15/21)[d]	350	348,932
Intel Corp.
2.70%, 12/15/22	860	863,251
3.10%, 07/29/22	375	385,159
QUALCOMM Inc.
3.00%, 05/20/22	949	954,248
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	355	342,319

		2,893,909
SOFTWARE — 3.13%
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	175	175,924
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	105	107,636
Fidelity National Information Services Inc.
4.50%, 10/15/22 (Call 08/15/22)	631	673,939
5.00%, 03/15/22 (Call 03/15/17)	109	112,120
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	156	159,398
Microsoft Corp.
2.13%, 11/15/22[a]	210	204,485
2.38%, 02/12/22 (Call 01/12/22)[a]	433	432,528
2.40%, 02/06/22	100	100,053
2.65%, 11/03/22 (Call 09/03/22)	927	927,881
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	1,098	1,090,973
2.50%, 10/15/22	1,093	1,081,283

		5,066,220
TELECOMMUNICATIONS — 4.20%
America Movil SAB de CV
3.13%, 07/16/22	800	789,832
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	856	822,436
3.00%, 02/15/22	670	663,273
3.00%, 06/30/22 (Call 04/30/22)	1,476	1,452,842
3.80%, 03/15/22	633	648,445

349

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Cisco Systems Inc.
3.00%, 06/15/22	$183	$186,763
Motorola Solutions Inc.
3.75%, 05/15/22	337	342,436
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	474	481,413
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	939	905,412
Vodafone Group PLC
2.50%, 09/26/22	539	520,162

		6,813,014
TRANSPORTATION — 1.96%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)	336	344,289
3.05%, 09/01/22 (Call 06/01/22)	445	454,737
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	195	190,316
Canadian Pacific Railway Co.
4.50%, 01/15/22	150	160,138
FedEx Corp.
2.63%, 08/01/22	449	447,671
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)[a]	50	50,522
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	481	486,984
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	441	473,854
United Parcel Service Inc.
2.45%, 10/01/22	573	571,401

		3,179,912
TRUCKING & LEASING — 0.22%
GATX Corp.
4.75%, 06/15/22	325	351,426

		351,426

TOTAL CORPORATE BONDS & NOTES
(Cost: $159,344,302)		159,174,713

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 4.41%

MONEY MARKET FUNDS — 4.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[e,f,g]	5,421	$5,422,650
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[e,f]	1,732	1,732,498

		7,155,148

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,153,720)		7,155,148

TOTAL INVESTMENTS IN SECURITIES — 102.60%
(Cost: $166,498,022)[h]		166,329,861
Other Assets, Less Liabilities — (2.60)%		(4,217,958)

NET ASSETS — 100.00%		$162,111,903

[a]	All or a portion of this security represents a security on loan.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Schedule 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $166,501,185. Net unrealized depreciation was $171,324, of which $1,088,865 represented gross unrealized appreciation on securities and $1,260,189 represented gross unrealized depreciation on securities.

350

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM CORPORATE ETF

January 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	$546	$—	$—	$546	$543,614	$3,439	$—
3.30%, 03/08/22	535	75	—	610	626,220	3,993	—

					$1,169,834	$7,432	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$159,174,713	$—	$159,174,713
Money market funds	7,155,148	—	—	7,155,148

Total	$7,155,148	$159,174,713	$—	$166,329,861

351

Schedule of Investments (Unaudited)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.71%

ALABAMA — 1.14%
Alabama Federal Aid Highway Finance Authority GO
4.00%, 09/01/22	$255	$280,536
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/22	25	28,814
Alabama Public School & College Authority RB
Series A
5.00%, 02/01/22	70	80,809
Series B
5.00%, 01/01/22	45	51,861
5.00%, 05/01/22	160	185,626
City of Huntsville AL Water Revenue RB
5.00%, 11/01/22	100	117,342
State of Alabama GO
Series A
5.00%, 08/01/22	250	291,940

		1,036,928
ALASKA — 0.17%
Alaska Municipal Bond Bank Authority RB
5.00%, 07/01/22	20	22,977
Series 1
4.00%, 02/01/22	65	71,026
Municipality of Anchorage AK GO
Series B
5.00%, 09/01/22	55	63,633

		157,636
ARIZONA — 2.21%
Arizona Board of Regents COP
Series A
5.00%, 06/01/22	90	103,208
Arizona State University RB
Series A
5.00%, 07/01/22	120	139,801
Arizona Transportation Board RB
5.00%, 07/01/22	205	238,407
Arizona Water Infrastructure Finance Authority RB
Series A
5.00%, 10/01/22	195	228,468

Security	Principal (000s)	Value
City of Chandler AZ GOL
4.00%, 07/01/22	$95	$105,975
City of Phoenix AZ GO
4.00%, 07/01/22	110	122,377
City of Phoenix AZ GOL
Series C
4.00%, 07/01/22	80	89,002
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/22	260	302,029
Series B
5.00%, 07/01/22	165	192,784
City of Tempe AZ GO
4.50%, 07/01/22	30	34,213
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/22	40	46,310
Series A
5.00%, 07/01/22	45	52,098
County of Pima AZ GOL
4.00%, 07/01/22	50	55,245
Salt River Project Agricultural Improvement and Power District
Series A
5.00%, 12/01/22	150	176,100
State of Arizona COP
5.00%, 09/01/22	50	57,676
University of Arizona RB
Series A
5.00%, 06/01/22	55	63,912

		2,007,605
ARKANSAS — 0.10%
State of Arkansas GO
5.00%, 10/01/22	30	35,109
University of Arkansas RB
5.00%, 11/01/22	25	29,083
Series A
5.00%, 11/01/22	25	29,083

		93,275
CALIFORNIA — 12.34%
Alameda Corridor Transportation Authority RB
Series A
5.00%, 10/01/22	60	69,379

352

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Security		Principal (000s)	Value
Alameda Unified School District-Alameda County/CA GO
Series A
0.00%, 08/01/22	(AGM)	$110	$96,939
Benicia Unified School District GO
Series A
0.00%, 08/01/22	(NPFGC)	25	21,736
Beverly Hills Unified School District CA GO
0.00%, 08/01/22		60	53,314
Burbank Unified School District GO
Series C
0.00%, 08/01/22	(NPFGC)	90	78,481
California Health Facilities Financing Authority RB
5.00%, 03/01/22		110	125,933
5.00%, 10/01/22		100	116,753
Series A
5.00%, 10/01/22		20	23,304
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/22		100	115,440
5.00%, 10/01/22		90	105,911
California State Public Works Board RB
5.00%, 05/01/22		35	40,498
Series A
4.00%, 04/01/22		20	22,125
5.00%, 04/01/22		90	103,980
Series B
5.00%, 10/01/22		90	104,893
Series C
5.00%, 11/01/22		60	70,024
Series D
5.00%, 09/01/22		135	157,118
Series G
5.00%, 11/01/22		35	40,847
Series H
5.00%, 12/01/22		80	93,494
California State University RB
Series C
5.00%, 11/01/22	(AGM)	30	35,185
California Statewide Communities Development Authority RB
5.00%, 05/15/22		50	56,025

Security		Principal (000s)	Value
Carlsbad Unified School District GO
0.00%, 05/01/22	(NPFGC)	$100	$88,398
Chabot-Las Positas Community College District GO
5.00%, 08/01/22		120	140,201
City & County of San Francisco CA COP
Series R-1
5.00%, 09/01/22		45	52,659
City & County of San Francisco CA GO
5.00%, 06/15/22		25	29,367
City of Los Angeles CA Wastewater System Revenue RB
Series C
5.00%, 06/01/22		60	70,034
City of Los Angeles Department of Airports RB
5.00%, 05/15/22		30	34,799
Series C
5.00%, 05/15/22		20	23,199
City of Sacramento CA Water Revenue RB
5.00%, 09/01/22		55	64,181
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/22		25	28,049
5.00%, 11/01/22		150	176,640
City of Santa Clara CA Electric Revenue RB
Series A
5.00%, 07/01/22		50	57,803
Corona-Norco Unified School District GO
Series C
0.00%, 08/01/22	(AGM)	100	87,723
County of Los Angeles CA COP
5.00%, 09/01/22		45	52,089
County of Santa Clara CA GO
Series B
5.00%, 08/01/22		40	47,018
East Bay Municipal Utility District Water System Revenue RB
Series B
5.00%, 06/01/22		80	93,513
East Side Union High School District GO
5.00%, 08/01/22		100	116,834

353

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Security		Principal (000s)	Value
Encinitas Union School District/CA GO
0.00%, 08/01/22		$60	$52,634
Foothill-De Anza Community College District GO
5.00%, 08/01/22		20	23,509
Healdsburg Unified School District GO
Series A
0.00%, 08/01/22		80	70,178
Las Virgenes Unified School District GO
0.00%, 11/01/22	(AGM)	55	48,232
Series D
0.00%, 09/01/22	(NPFGC)	100	88,142
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/22		90	105,408
Series G
4.00%, 08/01/22		100	111,894
5.00%, 08/01/22		125	146,400
Los Angeles County Public Works Financing Authority RB
Series D
5.00%, 12/01/22		50	58,549
Los Angeles County Redevelopment Refunding Authority RB
5.00%, 12/01/22		25	28,888
Los Angeles Department of Water & Power RB
4.00%, 07/01/22		45	50,583
5.00%, 07/01/22		95	111,695
Series A
4.00%, 07/01/22		50	56,203
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/22		210	245,537
Series B
5.00%, 07/01/22		200	233,846
Series C
5.00%, 07/01/22		65	76,000
Manhattan Beach Unified School District GO
0.00%, 09/01/22		25	21,742

Security		Principal (000s)	Value
Milpitas Redevelopment Agency Successor Agency TA
5.00%, 09/01/22		$130	$150,951
Morgan Hill Redevelopment Agency Successor Agency RB
Series A
5.00%, 09/01/22		50	58,346
Mount Diablo Unified School District/CA GO
Series A
0.00%, 08/01/22		160	139,522
Municipal Improvement Corp. of Los Angeles RB
Series B
5.00%, 11/01/22		120	139,351
New Haven Unified School District GO
0.00%, 08/01/22		50	43,472
Novato Unified School District/CA GO
4.00%, 02/01/22		80	88,827
Oxnard Financing Authority RB
5.00%, 06/01/22		20	22,944
Poway Redevelopment Agency Successor Agency RB
Series A
5.00%, 06/15/22		25	28,625
Redwood City Elementary School District/CA GO
0.00%, 08/01/22	(NPFGC)	40	34,600
Sacramento City Financing Authority RB
Series E
5.25%, 12/01/22	(AMBAC)	150	175,539
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/22		290	338,189
San Diego Regional Building Authority RB
Series A
5.00%, 10/15/22		220	258,700
San Diego Unified School District/CA GO
Series H-2
5.00%, 07/01/22		60	70,154
San Francisco Bay Area Rapid Transit District RB
Series A
5.00%, 07/01/22		45	52,807

354

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Security		Principal (000s)	Value
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/22		$100	$116,234
Series A
5.00%, 05/01/22		60	69,740
San Joaquin Delta Community College District GO
Series A
5.00%, 08/01/22		50	58,560
San Jose Financing Authority RB
Series A
5.00%, 06/01/22		40	46,176
San Juan Unified School District GO
0.00%, 08/01/22	(AGM)	25	21,972
San Mateo County Community College District GO
4.00%, 09/01/22		30	33,654
Series A
0.00%, 09/01/22	(NPFGC)	75	66,485
San Rafael City High School District/CA GO
Series B
0.00%, 08/01/22	(NPFGC)	100	86,823
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/22		60	67,304
Santa Ana Unified School District GO
Series B
0.00%, 08/01/22	(NPFGC)	40	35,089
Santa Monica Community College District GO
Series E
0.00%, 08/01/22		50	44,183
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/22	(NPFGC)	55	48,601
Saratoga Union School District GO
Series A
0.00%, 09/01/22	(NPFGC)	70	61,529
Sierra Joint Community College District School Facilities District No. 2 GO
Series B
0.00%, 08/01/22	(NPFGC)	50	43,944

Security	Principal (000s)	Value
Sonoma County Junior College District GO
5.00%, 08/01/22	$115	$134,359
Southern California Public Power Authority RB
Series A
5.00%, 07/01/22	40	46,724
State of California
5.00%, 09/01/22	350	409,503
State of California Department of Water Resources Power Supply Revenue RB
Series O
4.00%, 05/01/22	35	38,946
5.00%, 05/01/22	415	482,516
State of California Department of Water Resources RB
Series AS
5.00%, 12/01/22	25	29,546
State of California GO
4.00%, 02/01/22	30	33,277
5.00%, 02/01/22	150	173,546
5.00%, 03/01/22	30	34,768
5.00%, 04/01/22	125	145,102
5.00%, 05/01/22	365	424,389
5.00%, 08/01/22	290	338,790
5.00%, 09/01/22	1,030	1,205,110
5.00%, 10/01/22	310	363,252
5.00%, 11/01/22	90	105,617
5.00%, 12/01/22	50	58,763
5.25%, 09/01/22	115	136,073
5.25%, 10/01/22	60	71,111
Torrance Unified School District GO
5.00%, 08/01/22	40	46,734
University of California RB
4.00%, 05/15/22	20	22,291
Series AO
5.00%, 05/15/22	130	151,865
Series G
5.00%, 05/15/22	40	46,596
Ventura County Community College District GO
Series C
0.00%, 08/01/22	50	43,719

355

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Security		Principal (000s)	Value
William S Hart Union High School District GO
Series B
0.00%, 09/01/22	(AGM)	$25	$21,678

			11,189,922
COLORADO — 0.73%
Board of Governors of Colorado State University System RB
Series A
5.00%, 03/01/22		35	40,436
Series B
5.00%, 03/01/22		90	103,979
City & County of Denver CO GO
0.00%, 01/29/22		20	18,036
City & County of Denver Co. Airport System Revenue RB
Series B
5.00%, 11/15/22		125	144,641
City of Colorado Springs CO Utilities System Revenue RB
Series A
5.00%, 11/15/22		20	23,437
Denver City & County School District No. 1 GO
Series B
5.00%, 12/01/26	(PR 12/01/22) (SAW)	110	129,406
E-470 Public Highway Authority RB
Series B
0.00%, 09/01/22	(NPFGC)	90	77,271
University of Colorado RB
5.00%, 06/01/22		85	98,772
Series A-1
4.00%, 06/01/22		25	27,704

			663,682
CONNECTICUT — 1.95%
Connecticut State Health & Educational Facility Authority RB
Series E
5.00%, 07/01/22		100	115,606
State of Connecticut GO
Series A
4.00%, 03/01/22		50	54,252
5.00%, 10/15/22		185	211,930

Security	Principal (000s)	Value
Series C
5.00%, 06/15/22	$90	$102,497
Series D
5.00%, 06/15/22	20	22,777
Series E
5.00%, 08/15/22	30	34,268
5.00%, 10/15/22	350	400,950
Series F
5.00%, 11/15/22	90	103,249
State of Connecticut Special Tax Revenue RB
5.00%, 09/01/22	140	161,840
Series A
5.00%, 09/01/22	180	208,080
5.00%, 10/01/22	20	23,152
Series B
5.00%, 08/01/22	60	69,263
University of Connecticut RB
Series A
5.00%, 02/15/22	105	119,192
5.00%, 08/15/22	125	143,055

		1,770,111
DELAWARE — 0.29%
Delaware Transportation Authority RB
5.00%, 06/01/22	75	86,492
5.00%, 07/01/22	125	146,190
State of Delaware GO
Series B
5.00%, 07/01/22	25	29,245

		261,927
DISTRICT OF COLUMBIA — 0.88%
District of Columbia GO
Series A
5.00%, 06/01/22	125	145,530
District of Columbia RB
5.00%, 07/15/22	30	34,455
Series A
4.00%, 12/01/22	50	55,771
Series C
4.00%, 12/01/22	75	83,568
5.00%, 12/01/22	40	46,960

356

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
District of Columbia Water & Sewer Authority RB
Series A
5.00%, 10/01/22	$50	$58,405
Series C
5.00%, 10/01/22	140	163,535
Metropolitan Washington Airports Authority RB
Series C
5.00%, 10/01/22	180	209,313

		797,537
FLORIDA — 6.52%
Board of Governors State University System of Florida RB
Series A
5.00%, 07/01/22	30	34,816
Broward Country FL Water & Sewer Utility Revenue RB
5.00%, 10/01/22	85	99,588
Citizens Property Insurance Corp. RB
Series A-1
5.00%, 06/01/22	70	80,467
City of Jacksonville FL RB
5.00%, 10/01/22	265	306,831
Series A
4.00%, 10/01/22	50	55,444
Series C
5.00%, 10/01/22	100	115,704
City of Tallahassee FL Energy System Revenue RB
5.00%, 10/01/22	25	29,115
City of Tampa FL RB
5.00%, 10/01/22	170	197,489
Series B
5.00%, 10/01/22	50	57,794
County of Broward FL Airport System Revenue RB
Series C
5.00%, 10/01/22	145	167,707
Series P-2
5.00%, 10/01/22	25	28,821
Series Q-1
5.00%, 10/01/22	50	57,743

Security	Principal (000s)	Value
County of Hillsborough FL RB
5.00%, 11/01/22	$75	$86,984
County of Lee FL Transportation Facilities Revenue RB
5.00%, 10/01/22	(AGM)	100	115,328
County of Miami-Dade FL Aviation Revenue RB
Series B
5.00%, 10/01/22	160	184,155
County of Miami-Dade FL RB
Series A
5.00%, 10/01/22	45	51,742
County of Miami-Dade FL Transit System RB
5.00%, 07/01/22	50	57,360
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	30	34,885
Series B
5.25%, 10/01/22	(AGM)	125	147,025
County of Orange FL Sales Tax Revenue RB
Series C
5.00%, 01/01/22	30	34,513
County of Orange FL Tourist Development Tax Revenue RB
5.00%, 10/01/22	90	104,029
County of Palm Beach FL RB
5.00%, 05/01/22	50	57,845
5.00%, 06/01/22	50	57,935
5.00%, 11/01/22	45	52,563
Series A
5.00%, 11/01/22	25	29,187
County of Palm Beach FL Water & Sewer Revenue RB
4.00%, 10/01/22	30	33,471
County of Pasco FL Water & Sewer Revenue RB
Series A
5.00%, 10/01/22	30	34,973
County of Sarasota FL RB
5.00%, 10/01/22	55	63,957
Florida Department of Environmental Protection RB
Series A
5.00%, 07/01/22	165	190,750

357

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Florida Department of Management Services COP
Series A
5.00%, 08/01/22	$145	$168,370
Florida Municipal Power Agency RB
Series A
5.00%, 10/01/22	155	178,668
Florida State University Housing Facility Revenue RB
Series A
5.00%, 05/01/22	230	266,087
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/22	215	250,237
Series B
5.00%, 07/01/22	40	46,556
Jacksonville Transportation Authority RB
5.00%, 08/01/22	80	92,893
JEA Electric System Revenue RB
Series A
5.00%, 10/01/22	140	162,614
JEA Water & Sewer System Revenue RB
Series A
5.00%, 10/01/22	140	163,267
Miami-Dade County Educational Facilities Authority Revenue RB
5.25%, 04/01/22	65	74,273
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/22	45	51,611
Series B
5.00%, 07/01/22	15	17,208
Orange County School Board COP
Series D
5.00%, 08/01/22	125	144,722
Orlando Utilities Commission RB
Series A
5.00%, 10/01/22	85	99,389
Series C
4.00%, 10/01/22	25	27,836
5.00%, 10/01/22	130	151,702
5.25%, 10/01/22	40	47,213

Security	Principal (000s)	Value
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	$135	$155,319
Series B
5.00%, 07/01/22	160	185,149
Palm Beach County School District COP
Series B
5.00%, 08/01/22	100	114,869
Series D
5.00%, 08/01/22	65	74,665
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/22	75	86,410
Series B
4.00%, 06/01/22	25	27,544
School Board of Miami-Dade County (The) COP
5.00%, 11/01/22	50	57,520
School Board of Miami-Dade County (The) GO
5.00%, 03/15/22	70	80,255
School District of Broward County/FL COP
Series A
5.00%, 07/01/22	100	114,692
Series B
5.00%, 07/01/22	20	22,938
State of Florida GO
5.00%, 06/01/22	95	110,814
Series A
5.00%, 06/01/22	80	93,317
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/22	125	144,787
Volusia County School Board COP
Series A
5.00%, 08/01/22	115	132,949

		5,912,095
GEORGIA — 1.69%
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/22	30	34,758

358

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Security		Principal (000s)	Value
Georgia State Road & Tollway Authority RB
Series B
5.00%, 10/01/22	(GTD)	$30	$35,233
Gwinnett County Development Authority COP
5.25%, 01/01/22	(NPFGC)	45	52,021
Gwinnett County School District GO
5.00%, 02/01/22		345	400,083
Municipal Electric Authority of Georgia RB
Series A
5.00%, 11/01/22		135	156,968
State of Georgia GO
Series A
5.00%, 02/01/22		100	115,966
Series C
4.00%, 09/01/22		55	61,544
4.00%, 10/01/22		600	673,116

			1,529,689
HAWAII — 1.51%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/22		75	87,292
Series A
5.00%, 07/01/22		95	110,570
City & County of Honolulu HI GO
Series A
5.00%, 10/01/22		75	87,520
5.00%, 11/01/22		25	29,216
Series B
5.00%, 10/01/22		100	116,694
Series C
5.00%, 10/01/22		145	169,206
County of Hawaii HI GO
Series A
5.00%, 09/01/22		100	116,866
Honolulu City & County Board of Water Supply RB
Series A
5.00%, 07/01/22		20	23,233
State of Hawaii GO
Series EE
4.00%, 11/01/22	(ETM)	35	39,167

Security		Principal (000s)	Value
Series EF
5.00%, 11/01/22		$75	$87,916
Series EP
5.00%, 08/01/22		110	128,355
Series FE
5.00%, 10/01/22		155	181,421
Series FH
5.00%, 10/01/22		160	187,274

			1,364,730
IDAHO — 0.04%
Idaho Housing & Finance Association RB
5.00%, 07/15/22		30	34,321

			34,321
ILLINOIS — 2.10%
Chicago O’Hare International Airport RB
Series 2015-B
5.00%, 01/01/22		45	51,201
Series B
5.00%, 01/01/22		100	113,779
Series C
5.00%, 01/01/22		100	113,779
Series D
5.00%, 01/01/22		50	56,889
Illinois Finance Authority RB
5.00%, 07/01/22		25	29,013
5.00%, 10/01/22		25	28,717
Illinois State Toll Highway Authority RB
Series A
5.00%, 12/01/22		230	265,896
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/22		45	36,878
0.00%, 06/15/22	(NPFGC)	70	77,448
Regional Transportation Authority RB
Series A
5.50%, 07/01/22	(NPFGC)	55	64,589
State of Illinois GO
0.00%, 08/01/22		100	84,287
4.00%, 02/01/22		25	25,146
5.00%, 02/01/22		305	320,528
5.00%, 03/01/22		50	52,560
5.00%, 05/01/22		145	152,501

359

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Security		Principal (000s)	Value
Series A
4.00%, 01/01/22		$80	$80,495
State of Illinois RB
5.00%, 06/15/22		155	175,454
Series C
5.00%, 06/15/22		50	56,598
University of Illinois RB
Series A
5.00%, 04/01/22		105	119,476

			1,905,234
INDIANA — 0.90%
Ball State University RB
5.00%, 07/01/22		45	51,948
Series R
5.00%, 07/01/22		100	115,439
Indiana Finance Authority RB
5.00%, 12/01/22		50	58,338
Series A
5.00%, 10/01/22		155	177,866
Series B
5.00%, 02/01/22		70	81,100
Indiana University RB
Series A
5.00%, 06/01/22		225	262,453
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.50%, 01/01/22	(NPFGC)	25	28,736
Series E
0.00%, 02/01/22		50	44,463

			820,343
IOWA — 0.83%
Ankeny Community School District GO
Series A
4.00%, 06/01/22		25	27,517
City of Cedar Rapids IA GO
Series A
5.00%, 06/01/22		50	58,057
City of Des Moines IA GO
Series B
5.00%, 06/01/22		150	173,889
Series E
5.00%, 06/01/22		120	139,442

Security	Principal (000s)	Value
Des Moines Independent Community School District RB
5.00%, 06/01/22	$25	$28,683
Iowa City Community School District RB
5.00%, 06/01/22	100	114,789
Iowa State Board of Regents RB
4.00%, 09/01/22	50	55,285
State of Iowa RB
Series A
5.00%, 06/01/22	130	150,777

		748,439
KANSAS — 0.45%
City of Overland Park KS GO
Series A
5.00%, 09/01/22	100	117,194
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/22	150	175,879
Series C
5.00%, 09/01/22	75	88,027
Wyandotte County-Kansas City Unified Government Utility System Revenue RB
Series A
5.00%, 09/01/22	25	28,753

		409,853
KENTUCKY — 0.13%
Kentucky State Property & Building Commission RB
Series B
5.00%, 11/01/22	100	114,411

		114,411
LOUISIANA — 1.47%
East Baton Rouge Sewerage Commission RB
Series B
5.00%, 02/01/22	50	57,127
Louisiana Office Facilities Corp. RB
5.00%, 11/01/22	50	57,380
Louisiana State University & Agricultural & Mechanical College RB
5.00%, 07/01/22	20	22,730

360

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Security		Principal (000s)	Value
State of Louisiana Gasoline & Fuels Tax Revenue RB
4.00%, 05/01/22		$70	$77,275
Series A-1
5.00%, 05/01/22		70	81,211
State of Louisiana GO
Series A
5.00%, 08/01/22		100	115,102
5.00%, 09/01/22		100	115,258
Series B
5.00%, 08/01/22		50	57,551
Series C
4.00%, 07/15/22		125	137,220
5.00%, 07/15/26	(PR 07/15/22)	500	583,510
State of Louisiana RB
Series A
5.00%, 06/15/22		25	28,878

			1,333,242
MAINE — 0.87%
Maine Municipal Bond Bank RB
Series A
5.00%, 09/01/22		285	331,259
Series B
5.00%, 11/01/22		30	35,113
Series C
5.00%, 11/01/22		115	133,646
Maine Turnpike Authority RB
5.00%, 07/01/22		140	163,023
State of Maine GO
Series B
5.00%, 06/01/22		110	128,371

			791,412
MARYLAND — 2.88%
City of Baltimore MD GO
Series B
5.00%, 10/15/22		35	40,954
City of Baltimore MD RB
Series A
5.00%, 07/01/22		115	133,590
Series D
5.00%, 07/01/22		50	58,027
County of Anne Arundel MD GOL
5.00%, 04/01/22		120	139,652

Security		Principal (000s)	Value
County of Baltimore MD COP
5.00%, 10/01/22		$60	$69,876
County of Baltimore MD GO
5.00%, 02/01/22		150	173,713
Series B
5.00%, 08/01/22		150	175,507
County of Baltimore MD RB
4.00%, 09/01/22		55	61,544
5.00%, 07/01/22		40	46,421
County of Prince George’s MD COP
5.00%, 10/15/22		50	58,388
Maryland Health & Higher Educational Facilities Authority RB
Series A
5.00%, 07/01/22		55	62,793
State of Maryland GO
Series A
5.00%, 03/01/24	(PR 03/01/22)	500	578,980
Series B
5.00%, 08/01/22		170	199,201
Series C
5.00%, 08/01/22		520	609,320
Washington Suburban Sanitary Commission GO
5.00%, 06/01/22		175	204,365

			2,612,331
MASSACHUSETTS — 2.30%
Boston Water & Sewer Commission RB
Series A
4.25%, 11/01/22		40	45,493
City of Boston MA GO
Series B
5.00%, 04/01/22		250	290,943
Commonwealth of Massachusetts GO
Series C
5.50%, 12/01/22		280	336,372
Commonwealth of Massachusetts GOL
Series A
5.00%, 07/01/22		250	290,970
Series B
5.00%, 08/01/22		170	198,205
5.25%, 09/01/22	(AGM)	30	35,433

361

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Security		Principal (000s)	Value
Series C
5.00%, 04/01/22		$155	$179,448
5.00%, 08/01/22		140	163,227
Series E
5.00%, 09/01/22		85	99,271
Massachusetts Bay Transportation Authority RB
Series A
5.25%, 07/01/22		40	47,069
Series B
5.25%, 07/01/22		50	58,837
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22		125	146,256
Massachusetts Department of Transportation RB
Series C
0.00%, 01/01/22	(NPFGC)	25	22,527
Massachusetts Development Finance Agency RB
Series A
5.00%, 07/15/22		100	117,073
University of Massachusetts Building Authority RB
Series 1
5.00%, 11/01/22		50	58,492

			2,089,616
MICHIGAN — 1.04%
Michigan Finance Authority RB
5.00%, 08/01/22		20	22,764
Michigan State Building Authority RB
5.00%, 10/15/22		60	69,572
Series I
5.00%, 04/15/22		125	143,686
Michigan State University RB
Series A
5.00%, 08/15/22		70	81,579
State of Michigan GO
Series A
5.00%, 12/01/22		75	88,050
Series B
5.00%, 11/01/22		200	234,444

Security	Principal (000s)	Value
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/22	$255	$298,669

		938,764
MINNESOTA — 1.32%
Metropolitan Council GO
Series I
4.00%, 03/01/22	300	333,807
Minnesota Municipal Power Agency RB
Series A
5.00%, 10/01/22	25	28,803
Southern Minnesota Municipal Power Agency RB
0.00%, 01/01/22	50	44,726
Series A
5.00%, 01/01/22	45	51,201
State of Minnesota GO
Series B
5.00%, 08/01/22	180	210,609
Series F
5.00%, 10/01/22	260	305,198
State of Minnesota RB
Series A
5.00%, 06/01/22	75	86,987
Western Minnesota Municipal Power Agency RB
Series A
5.00%, 01/01/22	115	132,298

		1,193,629
MISSISSIPPI — 0.38%
Mississippi Development Bank SO
5.00%, 01/01/22	35	39,823
State of Mississippi GO
Series C
5.00%, 10/01/22	45	52,618
Series F
4.00%, 11/01/22	120	133,868
Series H
5.00%, 12/01/22	100	117,279

		343,588
MISSOURI — 0.76%
Health & Educational Facilities Authority of the State of Missouri RB

362

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Series A
5.00%, 11/15/22	$30	$34,357
Metropolitan St. Louis Sewer District RB
Series B
5.00%, 05/01/22	50	58,099
Missouri Highway & Transportation Commission RB
Series A
5.00%, 05/01/22	75	87,435
Missouri State Board of Public Buildings RB
Series A
5.00%, 10/01/22	250	292,467
Missouri State Environmental Improvement & Energy Resources Authority RB
4.00%, 01/01/22	40	44,222
5.00%, 07/01/22	50	58,434
University of Missouri RB
Series A
5.00%, 11/01/22	95	111,759

		686,773
MONTANA — 0.13%
Montana Department of Transportation RB
5.00%, 06/01/22	100	114,731

		114,731
NEBRASKA — 0.97%
City of Lincoln NE Electric System Revenue RB
5.00%, 09/01/22	20	23,373
City of Omaha NE GO
Series B
5.00%, 11/15/22	180	208,668
City of Omaha NE Sewer Revenue RB
5.00%, 11/15/22	55	64,254
Metropolitan Utilities District of Omaha RB
5.00%, 12/01/22	25	29,005
Nebraska Public Power District RB
Series A
5.00%, 01/01/22	210	240,629

Security		Principal (000s)	Value
Omaha Public Power District Nebraska City Station Unit 2 RB
Series A
5.00%, 02/01/22		$110	$125,673
Omaha Public Power District RB
Series A
5.00%, 02/01/23	(PR 02/01/22)	130	150,208
Series AA
5.00%, 02/01/22		30	34,633

			876,443
NEVADA — 2.25%
City of Las Vegas NV GOL
Series C
5.00%, 09/01/22		75	87,001
Clark County School District GOL
Series B
5.00%, 06/15/22		100	115,293
Series C
5.00%, 06/15/22		100	115,293
Clark County Water Reclamation District GOL
5.00%, 07/01/22		215	250,237
County of Clark Department of Aviation RB
5.00%, 07/01/22		190	218,203
County of Clark NV GOL
5.00%, 11/01/22		155	180,958
Series A
5.00%, 07/01/22		55	63,829
County of Clark NV RB
5.00%, 07/01/22		185	214,078
Nevada System of Higher Education RB
Series B
5.00%, 07/01/22		220	254,580
State of Nevada GOL
5.00%, 03/01/22		195	224,979
Series B
4.00%, 08/01/22		35	38,879
Series C
5.00%, 08/01/22		80	93,030
State of Nevada Highway Improvement Revenue RB
4.00%, 12/01/22		40	44,710
5.00%, 12/01/22		50	58,640

363

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Washoe County School District/NV GOL
Series A
5.00%, 06/01/22	(PSF)	$70	$81,341

2,041,051
NEW HAMPSHIRE — 0.12%
New Hampshire Municipal Bond Bank RB
Series D
4.00%, 08/15/22	100	111,021

111,021
NEW JERSEY — 1.75%
New Jersey Economic Development Authority RB
5.00%, 06/15/22	50	54,392
Series B
5.00%, 11/01/22	200	212,614
Series II
5.00%, 03/01/22	30	31,572
Series NN
5.00%, 03/01/22	425	447,270
Series XX
4.00%, 06/15/22	40	40,194
5.00%, 06/15/22	50	52,645
New Jersey Health Care Facilities Financing Authority RB
Series A
5.00%, 07/01/22	30	34,251
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/22	250	272,512
Series AA
5.00%, 06/15/22	15	15,927
5.00%, 06/15/22	(SAP)	25	26,546
New Jersey Turnpike Authority RB
Series B
5.00%, 01/01/22	45	51,359
Series C
5.00%, 01/01/22	180	205,436
State of New Jersey GO
5.25%, 08/01/22	25	28,436

Security	Principal (000s)	Value
Series T
5.00%, 06/01/22	$100	$112,227

1,585,381
NEW MEXICO — 1.14%
Albuquerque Municipal School District No. 12 GO
Series B
5.00%, 08/01/22	(SAW)	100	116,345
New Mexico Finance Authority RB
5.00%, 06/15/22	165	192,103
State of New Mexico GO
5.00%, 03/01/22	90	104,224
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/22	215	249,755
Series B
5.00%, 07/01/22	70	80,846
University of New Mexico (The) RB
Series A
5.00%, 06/01/22	200	231,964
Series C
5.00%, 06/01/22	50	57,991

1,033,228
NEW YORK — 11.58%
Brooklyn Arena Local Development Corp. RB
Series A
5.00%, 07/15/22	100	112,717
City of New York NY GO
Series 1
5.00%, 08/01/22	145	168,452
Series A
5.00%, 08/01/22	425	493,739
Series C
5.00%, 08/01/22	75	87,130
Series E
5.00%, 08/01/22	125	145,218
5.25%, 08/01/22	290	340,675
Series G
5.00%, 08/01/22	100	116,174
Series H
5.00%, 08/01/22	240	278,818

364

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Series I
5.00%, 03/01/22	$50	$57,634
5.00%, 08/01/22	125	145,217
Series J
5.00%, 08/01/22	100	116,174
County of Nassau NY GOL
Series B
5.00%, 04/01/22	120	138,160
Long Island Power Authority RB
5.00%, 09/01/22	90	103,425
Series B
5.00%, 09/01/22	40	45,967
Metropolitan Transportation Authority RB
5.00%, 11/15/22	25	29,043
5.25%, 11/15/22	35	41,136
Series A-2
5.00%, 11/15/22	50	58,086
Series B
5.00%, 11/15/22	400	464,688
Series C
5.00%, 11/15/22	250	290,430
Series D-1
5.00%, 11/01/22	120	139,598
Series F
5.00%, 11/15/22	195	226,535
Series H
4.00%, 11/15/22	75	83,052
Nassau County Interim Finance Authority RB
4.00%, 11/15/22	105	118,538
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
5.00%, 07/15/22	75	87,399
Series S-2
5.00%, 07/15/22	(SAW)	25	29,133
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 08/01/22	70	77,914
5.00%, 02/01/22	95	109,867
5.00%, 08/01/22	75	87,600
5.00%, 11/01/22	30	35,203

Security		Principal (000s)	Value
Series A-1
5.00%, 08/01/22		$125	$146,000
Series B
5.00%, 11/01/22		50	58,671
Series B-1
5.00%, 11/01/22		85	99,741
Series C
5.00%, 11/01/22		175	205,348
Series D
5.00%, 11/01/22		105	123,209
New York City Water & Sewer System RB
5.00%, 06/15/23	(PR 06/15/22)	50	58,368
Series DD
4.00%, 06/15/22		60	66,780
5.00%, 06/15/22		165	192,062
Series EE
4.00%, 06/15/22		30	33,390
New York Convention Center Development Corp. RB
5.00%, 11/15/22		95	110,138
New York Municipal Bond Bank Agency RB
5.00%, 12/01/22	(SAW)	65	75,419
New York Power Authority (The) RB
Series A
5.00%, 11/15/22		25	29,326
New York State Dormitory Authority
5.50%, 05/15/22		100	118,007
New York State Dormitory Authority RB
Series A
0.00%, 05/15/22	(NPFGC)	25	22,364
Series A
5.00%, 02/15/22		255	295,405
5.00%, 03/15/22		370	430,011
5.00%, 07/01/22		325	377,368
5.00%, 10/01/22		50	57,866
Series C
5.00%, 03/15/22		30	34,814
Series D
5.00%, 02/15/22		325	376,496

365

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
New York State Environmental Facilities Corp. RB
4.00%, 11/15/22	$80	$89,891
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/22	55	63,823
New York State Thruway Authority RB
Series A
5.00%, 03/15/22	80	92,837
Series I
5.00%, 01/01/22	85	97,140
Series J
5.00%, 01/01/22	130	148,567
Series K
4.00%, 01/01/22	80	87,692
New York State Urban Development Corp. RB
Series A
5.00%, 03/15/22	1,060	1,230,088
Series A-2
5.50%, 03/15/22	45	53,417
Port Authority of New York & New Jersey RB
Series 179
5.00%, 12/01/22	175	205,670
Series 189
5.00%, 05/01/22	60	69,763
Series 194
5.00%, 10/15/22	85	99,671
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/22	350	411,985
State of New York GO
Series A
5.00%, 03/01/22	100	116,857
Triborough Bridge & Tunnel Authority RB
Series A
4.00%, 11/15/22	100	111,605
5.00%, 11/15/22	225	262,993
Series B-1
5.00%, 11/15/22	185	216,239

		10,496,743

Security	Principal (000s)	Value
NORTH CAROLINA — 2.32%
City of Charlotte NC COP
Series C
4.00%, 06/01/22	$30	$33,181
City of Fayetteville NC Public Works Commission Revenue RB
5.00%, 03/01/22	50	57,819
City of Raleigh NC GO
Series A
5.00%, 09/01/22	250	293,713
City of Raleigh NC GOL
Series A
4.00%, 10/01/22	20	22,246
County of Boncombe NC GOL
5.00%, 06/01/22	20	23,174
County of Buncombe NC RB
5.00%, 06/01/22	100	115,871
County of Forsyth NC GO
5.00%, 12/01/22	70	82,558
County of Guilford NC GO
Series A
5.00%, 02/01/22	200	231,722
County of Mecklenburg NC RB
Series A
5.00%, 10/01/22	135	157,853
County of Wake NC RB
Series A
5.00%, 12/01/22	145	170,405
North Carolina Medical Care Commission RB
Series A
5.00%, 10/01/22	130	150,264
North Carolina Municipal Power Agency No. 1 RB
Series B
5.00%, 01/01/22	75	85,561
Series E
5.00%, 01/01/22	25	28,520
State of North Carolina GO
Series C
5.00%, 05/01/22	350	408,030
State of North Carolina RB

366

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Series C
5.00%, 05/01/22	$210	$243,863

		2,104,780
OHIO — 3.01%
City of Cincinnati OH GO
Series A
4.00%, 12/01/22	50	55,888
City of Cincinnati OH Water System Revenue RB
Series B
5.00%, 12/01/22	90	105,660
City of Columbus OH GO
Series 1
5.00%, 07/01/22	95	110,970
Series A
5.00%, 08/15/22	95	111,239
City of Columbus OH GOL
4.00%, 07/01/22	40	44,577
County of Franklin OH GOL
5.00%, 06/01/22	135	157,128
County of Hamilton OH Sales Tax Revenue RB
Series A
5.00%, 12/01/22	150	174,926
Kent State University RB
Series A
4.00%, 05/01/22	50	54,960
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/22	115	131,483
5.00%, 12/01/22	25	29,154
Ohio Water Development Authority RB
5.50%, 12/01/22	135	163,037
Series A
5.00%, 06/01/22	120	140,242
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/22	225	265,513
Series 2015-A
5.00%, 06/01/22	60	70,121
State of Ohio GO

Security		Principal (000s)	Value
Series A
5.00%, 08/01/22		$110	$128,480
5.00%, 09/01/22		120	140,378
5.00%, 09/15/22		190	222,427
Series B
5.00%, 08/01/22		235	274,480
Series C
4.25%, 09/15/22		25	28,268
Series U
5.00%, 10/01/22		200	234,326
State of Ohio RB
Series A
5.00%, 04/01/22		75	86,231

			2,729,488
OKLAHOMA — 0.29%
Grand River Dam Authority RB
4.00%, 06/01/22		20	22,110
Oklahoma Capital Improvement Authority RB
Series C
4.00%, 07/01/22		60	65,905
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/22		100	116,529
Oklahoma Municipal Power Authority RB
Series B
5.00%, 01/01/22		25	28,495
University of Oklahoma (The) RB
Series C
5.00%, 07/01/22		25	28,944

			261,983
OREGON — 1.92%
Clackamas & Washington Counties School District No. 3 GO
Series A
0.00%, 06/15/22	(NPFGC, GTD)	55	49,266
Clackamas Community College District GO
Series B
0.00%, 06/15/22	(GTD)	25	22,394
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/22	(GTD)	100	116,513

367

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
County of Clackamas OR GO
Series B
5.00%, 06/01/22	$100	$116,424
County of Washington OR GOL
5.00%, 06/01/22	50	58,378
Lane County School District No. 4J Eugene GO
5.00%, 06/15/22	300	349,872
Oregon State Lottery RB
Series B
5.00%, 04/01/22	85	98,909
Series C
5.00%, 04/01/22	290	337,456
Port of Portland OR Airport RB
Series 23
5.00%, 07/01/22	125	144,856
Salem-Keizer School District No. 24J GO
Series B
0.00%, 06/15/22	(GTD)	130	115,652
State of Oregon Department of Transportation RB
Series A
5.00%, 11/15/22	60	70,451
State of Oregon GO
Series D
5.00%, 05/01/22	150	174,297
Series F
5.00%, 05/01/22	25	29,050
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/15/22	(GTD)	50	58,312

1,741,830
PENNSYLVANIA — 1.97%
Bucks County Water & Sewer Authority RB
4.00%, 06/01/22	100	109,283
Commonwealth of Pennsylvania GO
5.00%, 07/01/22	130	148,920
First Series
5.00%, 03/15/22	35	39,897
5.00%, 04/01/22	10	11,408

Security	Principal (000s)	Value
5.00%, 06/01/22	$360	$411,822
5.00%, 06/15/22	100	114,470
5.00%, 09/15/22	100	114,930
Second Series
5.00%, 01/15/22	150	170,487
5.00%, 10/15/22	100	115,080
County of Montgomery GO
5.00%, 05/01/22	100	115,708
Pennsylvania Higher Educational Facilities Authority RB
Series A
4.00%, 12/01/22	40	44,546
Pennsylvania Turnpike Commission RB
5.00%, 06/01/22	60	68,307
5.00%, 12/01/22	225	259,993
Series B
5.00%, 12/01/22	50	57,895

		1,782,746
RHODE ISLAND — 0.31%
Rhode Island Commerce Corp. RB
5.00%, 06/15/22	125	142,171
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series B
5.00%, 10/01/22	20	23,394
State of Rhode Island COP
Series A
5.00%, 10/01/22	50	57,319
State of Rhode Island GO
Series A
5.00%, 05/01/22	50	57,656

		280,540
SOUTH CAROLINA — 1.91%
Beaufort County School District/SC GO
Series A
5.00%, 03/01/22	35	40,473
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/22	195	227,403
City of Charleston SC Waterworks & Sewer System Revenue RB
5.00%, 01/01/22	50	57,827

368

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
City of Columbia SC Waterworks & Sewer System Revenue RB
4.00%, 02/01/22	$85	$94,074
Greenville County School District RB
5.00%, 12/01/22	75	87,193
Piedmont Municipal Power Agency RB
0.00%, 01/01/22	25	22,168
SCAGO Educational Facilities Corp. for Pickens School District RB
5.00%, 12/01/22	70	80,756
South Carolina Public Service Authority RB
Series A
5.00%, 12/01/22	270	314,056
South Carolina Transportation Infrastructure Bank RB
Series B
5.00%, 10/01/22	300	346,764
State of South Carolina GO
Series B
5.00%, 04/01/22	400	465,508

		1,736,222
TENNESSEE — 1.25%
County of Hamilton TN GO
Series A
5.00%, 05/01/22	65	75,777
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB
Series D
5.00%, 10/01/22	20	23,386
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	220	256,048
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/22	65	74,783
State of Tennessee GO
Series A
5.00%, 08/01/22	225	263,648
5.00%, 09/01/22	120	140,843
Tennessee Energy Acquisition Corp. RB

Security	Principal (000s)	Value
Series C
5.00%, 02/01/22	$30	$33,519
Tennessee State School Bond Authority RB
5.00%, 11/01/22	225	263,482

1,131,486
TEXAS — 11.27%
Aldine Independent School District GO
5.00%, 02/15/22	(PSF)	25	28,894
Austin Community College District GOL
5.00%, 08/01/22	35	40,601
Austin Independent School District GO
Series B
5.00%, 08/01/22	75	87,429
Birdville Independent School District GO
Series A
5.00%, 02/15/22	(PSF)	95	109,798
Series B
5.00%, 02/15/22	(PSF)	35	40,452
Canadian River Municipal Water Authority Corp. RB
5.00%, 02/15/22	100	114,959
Central Texas Regional Mobility Authority RB
5.00%, 01/01/22	50	56,192
Series A
5.00%, 01/01/22	10	11,194
Central Texas Turnpike System RB
0.00%, 08/15/22	180	157,282
City of Arlington TX
5.00%, 08/15/22	75	87,578
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/22	100	116,528
City of Austin TX GOL
4.50%, 09/01/22	40	45,734
5.00%, 09/01/22	280	327,550
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/22	105	122,919
Series A
5.00%, 05/15/22	75	86,996

369

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
5.00%, 11/15/22	$70	$81,946
City of Brownsville TX Utilities System Revenue RB
5.00%, 09/01/22	15	17,243
City of Corpus Christi TX Utility System Revenue RB
Series C
5.00%, 07/15/22	45	51,731
City of Dallas TX GOL
5.00%, 02/15/22	190	212,500
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A
5.00%, 10/01/22	40	46,467
City of El Paso TX GOL
5.00%, 08/15/22	105	121,888
City of El Paso TX Water & Sewer Revenue RB
5.00%, 03/01/22	20	23,043
City of Fort Worth TX Water & Sewer System Revenue RB
5.00%, 02/15/22	20	23,106
City of Garland TX Water & Sewer System Revenue RB
5.00%, 03/01/22	50	57,295
City of Houston TX Airport System Revenue RB
5.00%, 07/01/22	25	28,549
City of Houston TX Combined Utility System Revenue RB
Series B
5.00%, 11/15/22	60	69,845
Series C
5.00%, 05/15/22	225	260,005
City of Houston TX GOL
Series A
5.00%, 03/01/22	190	218,415
City of Houston TX RB
5.00%, 09/01/22	80	91,135
City of Lubbock TX GOL
5.00%, 02/15/22	55	62,971
City of Plano TX GOL
5.00%, 09/01/22	165	192,129

Security	Principal (000s)	Value
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/22	$195	$225,112
City of San Antonio TX GOL
5.00%, 02/01/22	40	46,218
Comal Independent School District GO
Series A
5.00%, 02/01/22	(PSF)	100	115,489
County of Fort Bend TX GO
5.00%, 03/01/22	35	40,363
County of Harris TX GOL
Series B
5.00%, 10/01/22	60	70,087
County of Harris TX RB
Series A
5.00%, 08/15/22	55	64,035
Series B
5.00%, 08/15/22	65	75,678
County of Tarrant TX GOL
5.00%, 07/15/22	45	52,465
Dallas Area Rapid Transit RB
Series A
5.00%, 12/01/22	105	123,143
Series B
4.00%, 12/01/22	125	139,719
5.00%, 12/01/22	25	29,320
Dallas/Fort Worth International Airport RB
Series E
5.00%, 11/01/22	50	57,395
Series F
5.00%, 11/01/22	75	86,092
Series G
5.00%, 11/01/22	25	28,697
Deer Park Independent School District GOL
5.00%, 02/15/22	35	40,452
Eagle Mountain & Saginaw Independent School District GO
Series A
5.00%, 08/15/22	(PSF)	75	87,509
Fort Worth Independent School District GO
5.00%, 02/15/22	(PSF)	140	161,808

370

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Security		Principal (000s)	Value
Grand Prairie Independent School District GO
5.00%, 02/15/22		$150	$173,365
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22		35	40,496
5.00%, 11/15/22		25	28,778
Houston Community College System GOL
5.00%, 02/15/22		30	34,566
Houston Independent School District GOL
Series A
5.00%, 02/15/22	(PSF)	50	57,789
Katy Independent School District GO
4.00%, 02/15/22		20	22,155
Keller Independent School District/TX GO
5.00%, 08/15/22	(PSF)	30	35,132
Series A
5.00%, 08/15/22	(PSF)	45	52,389
Lamar Consolidated Independent School District GO
5.00%, 02/15/22	(PSF)	25	28,894
Leander Independent School District GO
Series A
0.00%, 08/15/22		135	120,351
Lone Star College System GOL
5.00%, 09/15/22		75	87,177
Series B
5.00%, 02/15/22		70	80,476
Lower Colorado River Authority RB
5.00%, 05/15/22		220	251,660
Series D
5.00%, 05/15/22		30	34,191
Metropolitan Transit Authority of Harris County RB
Series B
5.00%, 11/01/22		95	110,515
Midway Independent School District/McLennan County GO
5.00%, 08/01/22	(PSF)	65	75,787
North Central Texas Health Facility Development Corp. RB
5.00%, 08/15/22		20	23,092

Security		Principal (000s)	Value
North East Independent School District/TX GO
5.25%, 02/01/22	(PSF)	$90	$105,264
North Texas Municipal Water District RB
6.25%, 06/01/22		85	104,054
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/22		75	87,563
North Texas Tollway Authority RB
Series A
5.00%, 01/01/22		150	170,744
Series B
5.00%, 01/01/22		60	68,297
Northside Independent School District GO
5.00%, 06/15/22		45	52,344
5.00%, 06/15/22	(PSF)	50	58,160
Northwest Independent School District GO
Series A
5.00%, 02/15/22		200	231,154
Permanent University Fund RB
5.00%, 07/01/22		165	192,738
Pflugerville Independent School District GO
5.00%, 02/15/22	(PSF)	25	28,894
Plano Independent School District GO
Series A
5.00%, 02/15/22	(PSF)	60	69,346
Port Authority of Houston of Harris County Texas GO
Series A
5.00%, 10/01/22		65	75,956
San Antonio Independent School District/TX GO
5.00%, 02/15/22	(PSF)	315	364,975
San Antonio Water System RB
5.00%, 05/15/22		75	86,955
San Jacinto College District GOL
5.00%, 02/15/22		100	115,011
Spring Branch Independent School District GOL
Series B
5.00%, 02/01/22	(PSF)	105	121,263

371

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Spring Independent School District GO
5.00%, 08/15/22	(BAM)	$25	$28,993
State of Texas GO
5.00%, 04/01/22	35	40,614
5.00%, 10/01/22	335	392,496
Series A
5.00%, 10/01/22	150	175,744
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	50	57,852
5.00%, 12/01/22	45	52,128
Texas A&M University RB
Series B
5.00%, 05/15/22	20	23,309
Series D
5.00%, 05/15/22	75	87,408
Texas State University System RB
5.00%, 03/15/22	85	98,098
Series A
5.00%, 03/15/22	75	86,557
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/22	275	322,847
Series A
5.00%, 04/01/22	125	145,320
Trinity River Authority LLC RB
5.00%, 02/01/22	135	154,871
University of Houston System RB
Series A
5.00%, 02/15/22	35	40,327
University of North Texas RB
5.00%, 04/15/22	(ETM)	60	69,646
5.00%, 04/15/22	15	17,323
University of Texas System (The) RB
5.00%, 08/15/22	160	186,798
Series A
5.00%, 08/15/22	45	52,537
Series C
5.00%, 08/15/22	70	81,724
Series E
5.00%, 08/15/22	60	70,049
Series I
5.00%, 08/15/22	200	233,498

Security	Principal (000s)	Value
Weatherford Independent School District GO
0.00%, 02/15/22	(PSF)	$100	$90,347
Wylie Independent School District/TX GO
Series B
4.00%, 08/15/22	(PSF)	75	83,574

10,217,547
UTAH — 0.78%
Central Utah Water Conservancy District RB
Series B
5.00%, 10/01/22	40	46,960
Metropolitan Water District of Salt Lake & Sandy RB
Series A
4.00%, 07/01/22	50	55,626
Provo School District GO
5.00%, 06/15/22	20	23,347
Salt Lake City Corp RB
Series A
4.00%, 10/01/22	50	55,786
State of Utah GO
5.00%, 07/01/22	90	105,332
University of Utah (The) RB
Series B
5.00%, 08/01/22	165	192,156
Utah State Building Ownership Authority RB
5.00%, 05/15/22	25	29,026
Utah Transit Authority RB
5.00%, 06/15/22	105	120,716
Series A
5.25%, 06/15/22	65	76,344

705,293
VIRGINIA — 2.25%
City of Alexandria VA
Series B
5.00%, 06/15/22	50	58,353
City of Richmond VA GO
Series A
5.00%, 03/01/22	100	115,796

372

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Security	Principal (000s)	Value
County of Fairfax VA GO
5.00%, 10/01/22	$105	$123,439
Series A
5.00%, 10/01/22	75	88,171
Virginia Beach Development Authority RB
Series B
5.00%, 12/01/22	45	52,911
Virginia College Building Authority RB
5.00%, 02/01/22	50	57,747
5.00%, 09/01/22	20	23,362
Series 2
5.00%, 09/01/22	110	128,489
Series B
5.00%, 09/01/22	250	292,020
Series D
5.00%, 02/01/22	70	80,918
Virginia Commonwealth Transportation Board RB
4.50%, 03/15/22	90	101,724
Series C
5.00%, 05/15/22	150	174,568
Virginia Public Building Authority RB
5.00%, 08/01/22	45	52,534
Series A
5.00%, 08/01/22	125	145,928
Virginia Public School Authority RB
5.00%, 08/01/22	(SAW)	180	209,967
Series A
5.00%, 08/01/22	(SAW)	35	40,820
Virginia Resources Authority RB
5.00%, 11/01/22	205	240,600
Series A
5.00%, 11/01/22	45	52,799

2,040,146
WASHINGTON — 5.77%
Central Washington University RB
5.00%, 05/01/22	50	57,369
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/22	150	173,740
5.00%, 05/01/22	95	110,215

Security	Principal (000s)	Value
City of Seattle WA GO
Series A
5.00%, 04/01/22	$55	$63,941
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/22	65	75,963
City of Seattle WA Water System Revenue RB
5.00%, 09/01/22	125	146,082
City of Tacoma WA Electric System Revenue
5.00%, 01/01/22	60	68,842
Clark County Public Utility District No. 1 RB
5.00%, 01/01/22	135	154,010
Clark County School District No. 119 Battleground GO
4.00%, 12/01/22	(GTD)	50	55,595
County of King WA GOL
4.00%, 12/01/22	20	22,332
5.00%, 01/01/22	25	28,786
5.25%, 01/01/22	65	75,605
Series C
5.00%, 12/01/22	45	52,830
County of King WA Sewer Revenue RB
5.00%, 07/01/22	50	58,307
Series A
5.00%, 01/01/22	25	28,863
Series B
5.00%, 07/01/22	100	116,614
Series C
4.00%, 01/01/22	100	110,555
Energy Northwest RB
5.00%, 07/01/22	230	267,566
Grant County Public Utility District No. 2 RB
Series A
5.00%, 01/01/22	65	74,711
King County School District No. 405 Bellevue GO
5.00%, 12/01/22	75	88,050
King County School District No. 409 Tahoma GO

373

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Security		Principal (000s)	Value
5.00%, 12/01/22	(GTD)	$55	$64,238
King County School District No. 414 Lake Washington GO
5.00%, 12/01/22	(GTD)	245	287,037
Pierce County School District No. 10 Tacoma GO
5.00%, 12/01/22	(GTD)	25	29,320
Port of Seattle WA RB
Series A
5.00%, 08/01/22		180	207,689
Series B
5.00%, 03/01/22		45	51,542
Snohomish County Public Utility District No. 1 RB
5.00%, 12/01/22		80	93,294
Snohomish County School District No. 201 Snohomish GO
5.00%, 12/01/22	(GTD)	100	116,857
State of Washington COP
Series B
4.00%, 07/01/22		165	181,683
State of Washington GO
5.00%, 07/01/22		295	342,686
Series B
5.00%, 02/01/22		250	288,605
Series C
0.00%, 06/01/22	(AMBAC)	135	119,916
Series D
5.00%, 02/01/22		25	28,861
Series F
0.00%, 12/01/22	(NPFGC)	65	56,885
Series R-2012
5.00%, 07/01/22		45	52,274
Series R-2012C
4.00%, 07/01/22		90	100,127
Series R-2015
5.00%, 07/01/22		30	34,917
Series R-2017A
5.00%, 08/01/22		165	192,344
Series R-D
5.00%, 08/01/22		250	290,862
State of Washington RB
5.00%, 09/01/22		250	290,290

Security	Principal (000s)	Value
University of Washington RB
Series B
5.00%, 06/01/22	$35	$40,671
Series C
5.00%, 12/01/22	110	129,007
Washington Health Care Facilities Authority RB
Series A
5.00%, 11/15/22	35	40,412
Washington State University RB
5.00%, 04/01/22	195	225,133
5.00%, 10/01/22	115	133,995

		5,228,621
WEST VIRGINIA — 0.70%
School Building Authority of West Virginia RB
Series A
5.00%, 07/01/22	45	52,079
State of West Virginia GO
Series A
5.00%, 11/01/22	400	468,412
West Virginia Water Development Authority RB
5.00%, 07/01/22	100	115,941

		636,432
WISCONSIN — 2.02%
City of Milwaukee WI GO
Series N2
5.00%, 05/01/22	30	34,740
5.00%, 05/15/22	75	86,914
City of Milwaukee WI Sewerage System Revenue RB
Series S5
5.00%, 06/01/22	40	46,481
Madison Metropolitan School District/WI GO
4.00%, 03/01/22	80	88,391
Milwaukee County Metropolitan Sewer District GO
Series A
4.00%, 10/01/22	25	27,807
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB

374

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Security	Principal or Shares (000s)	Value
4.00%, 06/01/22	$75	$83,354
Series 1
5.00%, 06/01/22	80	92,962
State of Wisconsin GO
5.00%, 05/01/22	80	92,813
Series 1
5.00%, 11/01/22	25	29,276
Series 2
5.00%, 11/01/22	475	556,239
Series 3
4.00%, 11/01/22	95	106,089
5.00%, 11/01/22	125	146,379
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/22	140	162,944
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/22	65	74,170
Series C
5.00%, 08/15/22	(ETM)	40	46,571
WPPI Energy RB
Series A
5.00%, 07/01/22	140	161,071

1,836,201

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $90,507,142)	89,499,006

SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Liquidity Funds MuniCash Portfolio
0.50%[a,b]	242	242,379

242,379

TOTAL SHORT-TERM INVESTMENTS
(Cost: $242,355)	242,379

TOTAL INVESTMENTS IN SECURITIES — 98.98%
(Cost: $90,749,497)[c]	89,741,385
Other Assets, Less Liabilities — 1.02%	922,435

NET ASSETS — 100.00%	$90,663,820

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

SO — Special Obligation

TA — Tax Allocation

Insured by:

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Assurance Corp.

BAM — Build America Mutual Assurance Co.

NPFGC — National Public Finance Guarantee Corp.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $90,749,497. Net unrealized depreciation was $1,008,112, of which $191,743 represented gross unrealized appreciation on securities and $1,199,855 represented gross unrealized depreciation on securities.

375

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2022 TERM MUNI BOND ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$89,499,006	$—	$89,499,006
Money market funds	242,379	—	—	242,379

Total	$242,379	$89,499,006	$—	$89,741,385

376

Schedule of Investments (Unaudited)

iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.10%

ADVERTISING — 0.04%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$55	$55,363

		55,363
AEROSPACE & DEFENSE — 1.13%
Embraer Overseas Ltd.
5.70%, 09/16/23[a]	150	159,105
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	219	208,011
Lockheed Martin Corp.
3.10%, 01/15/23 (Call 11/15/22)	350	353,402
Northrop Grumman Corp.
3.25%, 08/01/23	619	633,621
Rockwell Collins Inc.
3.70%, 12/15/23 (Call 09/15/23)	25	25,777

		1,379,916
AGRICULTURE — 1.30%
Altria Group Inc.
2.95%, 05/02/23	300	299,289
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	262	249,144
2.63%, 03/06/23	322	316,374
3.60%, 11/15/23	303	313,002
Reynolds American Inc.
4.85%, 09/15/23	386	419,227

		1,597,036
AIRLINES — 0.26%
American Airlines Pass Through Trust
Series 2013-2, Class A
4.95%, 07/15/24	304	324,237

		324,237
APPAREL — 0.12%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	155	151,082

		151,082
AUTO MANUFACTURERS — 2.35%
Ford Motor Credit Co. LLC
3.10%, 05/04/23	400	387,876
4.38%, 08/06/23	600	622,758

Security	Principal (000s)	Value
General Motors Co.
4.88%, 10/02/23	$941	$997,084
General Motors Financial Co. Inc.
3.70%, 05/09/23 (Call 03/09/23)	242	240,381
4.25%, 05/15/23	359	367,016
Toyota Motor Credit Corp.
2.25%, 10/18/23	200	191,980
2.63%, 01/10/23	68	67,369

		2,874,464
BANKS — 16.51%
Bank of America Corp.
3.30%, 01/11/23	1,679	1,681,720
4.10%, 07/24/23	855	888,781
Bank of New York Mellon Corp. (The)
2.20%, 08/16/23 (Call 06/16/23)	542	517,469
Barclays PLC
3.68%, 01/10/23 (Call 01/10/22)	400	400,872
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	425	429,084
Capital One Financial Corp.
3.50%, 06/15/23	405	410,431
Citigroup Inc.
3.38%, 03/01/23	203	204,240
3.50%, 05/15/23	369	367,712
3.88%, 10/25/23	666	686,060
Cooperatieve Rabobank UA
4.63%, 12/01/23	750	792,210
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 06/09/23	750	748,860
Discover Bank/Greenwood DE
4.20%, 08/08/23	250	259,788
Goldman Sachs Group Inc. (The)
3.63%, 01/22/23	1,060	1,079,324
HSBC Holdings PLC
3.60%, 05/25/23	1,050	1,059,125
JPMorgan Chase & Co.
2.70%, 05/18/23 (Call 03/18/23)[b]	814	793,617
2.97%, 01/15/23 (Call 01/15/22)	100	99,443
3.20%, 01/25/23	1,692	1,704,978
3.38%, 05/01/23[b]	562	561,736

377

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23	$200	$192,750
Morgan Stanley
3.75%, 02/25/23	1,224	1,257,109
4.10%, 05/22/23	785	806,595
National Australia Bank Ltd./New York
3.00%, 01/20/23	250	250,275
PNC Bank N.A.
3.80%, 07/25/23 (Call 06/25/23)[c]	250	260,990
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	1,000	971,250
Santander UK Group Holdings PLC
3.57%, 01/10/23 (Call 01/10/22)	500	502,205
State Street Corp.
3.10%, 05/15/23	490	493,381
3.70%, 11/20/23	492	515,247
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/23	250	261,640
SunTrust Bank/Atlanta GA
2.75%, 05/01/23 (Call 04/01/23)	200	195,320
Wells Fargo & Co.
3.07%, 01/24/23 (Call 01/24/22)	500	499,700
4.13%, 08/15/23	555	578,299
Series M
3.45%, 02/13/23	746	752,237

		20,222,448
BEVERAGES — 4.97%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	889	874,243
3.30%, 02/01/23 (Call 12/01/22)	2,223	2,257,923
Coca-Cola Co. (The)
2.50%, 04/01/23	380	376,379
3.20%, 11/01/23	481	497,869
Coca-Cola FEMSA SAB de CV
3.88%, 11/26/23	500	509,420
Constellation Brands Inc.
4.25%, 05/01/23	450	471,766
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	451	447,870
Dr Pepper Snapple Group Inc.
3.13%, 12/15/23 (Call 10/15/23)	280	278,947

Security	Principal (000s)	Value
PepsiCo Inc.
2.75%, 03/01/23	$375	$376,226

		6,090,643
BIOTECHNOLOGY — 0.56%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)	450	426,560
Celgene Corp.
4.00%, 08/15/23	155	162,395
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)	100	96,919

		685,874
CHEMICALS — 1.28%
Agrium Inc.
3.50%, 06/01/23 (Call 03/01/23)	105	106,138
EI du Pont de Nemours & Co.
2.80%, 02/15/23	565	558,452
LYB International Finance BV
4.00%, 07/15/23	313	327,864
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[b]	505	518,817
Praxair Inc.
2.70%, 02/21/23 (Call 11/21/22)	53	52,494

		1,563,765
COMMERCIAL SERVICES — 0.26%
Black Knight InfoServ LLC/Black Knight Lending Solutions Inc.
5.75%, 04/15/23 (Call 10/15/17)	34	35,522
Ecolab Inc.
3.25%, 01/14/23 (Call 11/14/22)	285	289,654

		325,176
COMPUTERS — 4.31%
Apple Inc.
2.40%, 05/03/23	1,911	1,866,875
2.85%, 02/23/23 (Call 12/23/22)	801	804,124
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.45%, 06/15/23 (Call 04/15/23)[a]	1,600	1,718,528
International Business Machines Corp.
3.38%, 08/01/23	500	513,870
Seagate HDD Cayman
4.75%, 06/01/23[b]	378	378,646

		5,282,043

378

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.56%
Colgate-Palmolive Co.
1.95%, 02/01/23	$122	$118,022
2.10%, 05/01/23	190	184,178
Procter & Gamble Co. (The)
3.10%, 08/15/23	380	390,473

		692,673
DIVERSIFIED FINANCIAL SERVICES —1.76%
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)	390	378,378
Ameriprise Financial Inc.
4.00%, 10/15/23	290	304,726
Capital One Bank USA N.A.
3.38%, 02/15/23	500	499,740
E*TRADE Financial Corp.
4.63%, 09/15/23 (Call 03/15/18)	150	154,446
Intercontinental Exchange Inc.
4.00%, 10/15/23	350	370,094
Jefferies Group LLC
5.13%, 01/20/23	282	297,112
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)	150	149,153

		2,153,649
ELECTRIC — 4.61%
Alabama Power Co.
Series 13-A
3.55%, 12/01/23	400	420,364
Baltimore Gas & Electric Co.
3.35%, 07/01/23 (Call 04/01/23)[b]	100	102,250
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	310	324,784
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	59	61,437
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	155	158,891
DTE Energy Co.
3.85%, 12/01/23 (Call 09/01/23)	350	363,090
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	175	173,124
Duke Energy Corp.
3.95%, 10/15/23 (Call 07/15/23)	205	215,098

Security	Principal (000s)	Value
Duke Energy Ohio Inc.
3.80%, 09/01/23 (Call 06/01/23)	$285	$299,424
Entergy Arkansas Inc.
3.05%, 06/01/23 (Call 03/01/23)	200	200,146
Entergy Louisiana LLC
4.05%, 09/01/23 (Call 06/01/23)	150	157,878
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	325	319,949
FirstEnergy Corp.
Series B
4.25%, 03/15/23 (Call 12/15/22)	340	354,875
ITC Holdings Corp.
4.05%, 07/01/23 (Call 04/01/23)	50	51,753
NextEra Energy Capital Holdings Inc.
3.63%, 06/15/23 (Call 03/15/23)	150	153,366
Northern States Power Co./MN
2.60%, 05/15/23 (Call 11/15/22)	100	98,890
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)[b]	125	127,555
3.85%, 11/15/23 (Call 08/15/23)	125	131,686
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	209	210,760
PSEG Power LLC
4.30%, 11/15/23 (Call 08/15/23)[b]	310	321,427
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	136	132,846
San Diego Gas & Electric Co.
Series NNN
3.60%, 09/01/23 (Call 06/01/23)	50	52,313
Southern California Edison Co.
Series C
3.50%, 10/01/23 (Call 07/01/23)	272	281,944
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)[b]	544	535,209
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	400	397,120

		5,646,179
ELECTRICAL COMPONENTS & EQUIPMENT — 0.25%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	303	302,691

		302,691

379

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
ELECTRONICS — 0.30%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	$182	$188,627
Corning Inc.
3.70%, 11/15/23 (Call 08/15/23)	75	76,567
Flex Ltd.
5.00%, 02/15/23	100	106,669

		371,863
ENVIRONMENTAL CONTROL — 0.31%
Republic Services Inc.
4.75%, 05/15/23 (Call 02/15/23)	105	115,008
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	275	268,557

		383,565
FOOD — 1.03%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	546	546,087
Hershey Co. (The)
2.63%, 05/01/23 (Call 02/01/23)	150	148,623
Kellogg Co.
2.65%, 12/01/23	150	146,661
Kroger Co. (The)
3.85%, 08/01/23 (Call 05/01/23)	405	419,657

		1,261,028
GAS — 0.60%
Dominion Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	50	50,634
Laclede Gas Co.
3.40%, 08/15/23 (Call 05/15/23)	50	50,728
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	126	124,703
NiSource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)	150	154,602
Sempra Energy
4.05%, 12/01/23 (Call 09/01/23)	289	303,395
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	50	48,011

		732,073
HEALTH CARE — PRODUCTS — 1.77%
Abbott Laboratories
3.40%, 11/30/23 (Call 09/30/23)	700	697,676
Becton Dickinson and Co.
3.30%, 03/01/23 (Call 12/01/22)	150	151,185

Security	Principal (000s)	Value
Boston Scientific Corp.
4.13%, 10/01/23 (Call 07/01/23)	$100	$104,369
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	50	49,672
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	112	111,632
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	280	278,303
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	417	412,017
3.15%, 01/15/23 (Call 10/15/22)	361	360,639

		2,165,493
HEALTH CARE — SERVICES — 1.97%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)[b]	765	757,732
Anthem Inc.
3.30%, 01/15/23	555	555,011
Howard Hughes Medical Institute
3.50%, 09/01/23	417	434,627
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (Call 08/01/23)	150	154,284
UnitedHealth Group Inc.
2.88%, 03/15/23	510	510,214

		2,411,868
HOLDING COMPANIES — DIVERSIFIED — 0.19%
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	172	182,105
Prospect Capital Corp.
5.88%, 03/15/23	50	50,875

		232,980
HOME BUILDERS — 0.23%
DR Horton Inc.
5.75%, 08/15/23 (Call 05/15/23)	250	278,522

		278,522
HOUSEHOLD PRODUCTS & WARES — 0.08%
Kimberly-Clark Corp.
2.40%, 06/01/23	100	97,864

		97,864
HOUSEWARES — 0.73%
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	866	893,409

		893,409

380

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
INSURANCE — 2.62%
Aflac Inc.
3.63%, 06/15/23[b]	$255	$264,348
Allstate Corp. (The)
3.15%, 06/15/23	155	157,069
Aon PLC
4.00%, 11/27/23 (Call 08/27/23)	50	51,962
Assurant Inc.
4.00%, 03/15/23	100	100,117
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	767	766,103
3.00%, 02/11/23	300	303,684
Chubb INA Holdings Inc.
2.70%, 03/13/23	75	74,288
Lincoln National Corp.
4.00%, 09/01/23[b]	425	441,550
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	124	120,943
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	275	278,946
4.05%, 10/15/23 (Call 07/15/23)	250	262,785
MetLife Inc.
Series D
4.37%, 09/15/23	364	390,922

		3,212,717
IRON & STEEL — 0.29%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	255	268,783
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	80	81,984

		350,767
LODGING — 0.18%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)[b]	115	114,580
Marriott International Inc./MD
3.13%, 02/15/23 (Call 11/15/22)	60	59,123
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	50	50,537

		224,240

Security	Principal (000s)	Value
MACHINERY — 0.73%
Caterpillar Financial Services Corp.
2.63%, 03/01/23	$150	$148,200
3.75%, 11/24/23	65	68,374
John Deere Capital Corp.
2.80%, 03/06/23	671	672,496

		889,070
MANUFACTURING — 0.87%
Crane Co.
4.45%, 12/15/23 (Call 09/15/23)	100	103,254
General Electric Co.
3.10%, 01/09/23	604	617,892
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	326	346,150

		1,067,296
MEDIA — 2.71%
21st Century Fox America Inc.
4.00%, 10/01/23	150	155,898
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	357	352,291
2.85%, 01/15/23	135	134,251
Discovery Communications LLC
3.25%, 04/01/23	75	73,386
NBCUniversal Media LLC
2.88%, 01/15/23	618	614,558
Thomson Reuters Corp.
4.30%, 11/23/23 (Call 08/23/23)	280	294,568
Time Warner Entertainment Co. LP
8.38%, 03/15/23	337	420,408
Time Warner Inc.
4.05%, 12/15/23	430	443,222
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	825	833,316

		3,321,898
METAL FABRICATE & HARDWARE — 0.45%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	560	552,210

		552,210
MINING — 1.50%
Barrick Gold Corp.
4.10%, 05/01/23	611	641,556

381

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23[b]	$675	$715,365
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	481	486,960

		1,843,881
OIL & GAS — 5.62%
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	265	258,121
BP Capital Markets PLC
2.75%, 05/10/23	1,450	1,429,497
3.99%, 09/26/23	97	102,122
Chevron Corp.
2.57%, 05/16/23 (Call 03/16/23)	326	322,691
3.19%, 06/24/23 (Call 03/24/23)	850	870,409
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	630	614,092
Exxon Mobil Corp.
2.73%, 03/01/23 (Call 01/01/23)	611	612,033
Nabors Industries Inc.
5.10%, 09/15/23 (Call 06/15/23)	50	51,250
5.50%, 01/15/23 (Call 11/15/22)[a]	230	240,350
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	531	525,950
Shell International Finance BV
2.25%, 01/06/23[b]	629	610,080
3.40%, 08/12/23	365	375,614
Total Capital Canada Ltd.
2.75%, 07/15/23	699	693,974
Total Capital International SA
2.70%, 01/25/23	176	175,231

		6,881,414
OIL & GAS SERVICES — 0.91%
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	462	470,482
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	613	645,281

		1,115,763
PACKAGING & CONTAINERS — 0.57%
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	375	398,651
WestRock RKT Co.
4.00%, 03/01/23 (Call 12/01/22)	285	294,932

		693,583

Security	Principal (000s)	Value
PHARMACEUTICALS — 6.35%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	$607	$591,582
Bristol-Myers Squibb Co.
3.25%, 11/01/23	230	237,319
Cardinal Health Inc.
3.20%, 03/15/23	127	128,345
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)	625	601,706
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	500	500,065
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	264	256,252
3.38%, 12/05/23	380	398,654
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	100	98,070
Merck & Co. Inc.
2.80%, 05/18/23	659	662,796
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	210	211,651
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	200	200,632
Pfizer Inc.
3.00%, 06/15/23	574	587,213
5.80%, 08/12/23	150	175,491
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	1,159	1,107,239
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	1,405	1,316,696
Zeneca Wilmington Inc.
7.00%, 11/15/23	50	60,854
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	638	640,724

		7,775,289
PIPELINES — 4.77%
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	100	97,778
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	165	168,270

382

Schedule of Investments (Unaudited) (Continued)
iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Enbridge Inc.
4.00%, 10/01/23 (Call 07/01/23)	$234	$239,611
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	775	772,404
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	630	639,903
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)[b]	55	54,787
3.50%, 09/01/23 (Call 06/01/23)	585	583,110
MPLX LP
4.50%, 07/15/23 (Call 04/15/23)	565	588,866
5.50%, 02/15/23 (Call 08/15/17)	200	208,472
ONEOK Partners LP
5.00%, 09/15/23 (Call 06/15/23)	50	54,216
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (Call 07/15/23)	478	481,972
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	165	171,027
5.50%, 04/15/23 (Call 10/15/17)	60	62,380
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	300	325,125
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	105	102,556
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	125	123,889
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)[b]	130	135,099
Williams Partners LP
4.50%, 11/15/23 (Call 08/15/23)	200	210,248
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)[b]	794	819,146

		5,838,859
REAL ESTATE — 0.88%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	100	100,995
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	317	326,339

Security	Principal (000s)	Value
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)[b]	$607	$646,230

		1,073,564
REAL ESTATE INVESTMENT TRUSTS — 6.55%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	222	225,432
American Tower Corp.
3.50%, 01/31/23[b]	388	389,331
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	250	245,473
4.20%, 12/15/23 (Call 09/16/23)	160	169,608
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	415	410,277
3.85%, 02/01/23 (Call 11/01/22)	442	456,113
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	100	99,230
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	300	291,828
Camden Property Trust
4.88%, 06/15/23 (Call 03/15/23)	100	108,099
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	140	139,083
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	215	219,788
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	150	145,383
Crown Castle International Corp.
5.25%, 01/15/23[b]	909	988,910
CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)	100	104,192
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	100	97,020
Duke Realty LP
3.63%, 04/15/23 (Call 01/15/23)	50	50,640
EPR Properties
5.25%, 07/15/23 (Call 04/15/23)[b]	50	52,344
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	322	319,018
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	150	150,652
HCP Inc.
4.25%, 11/15/23 (Call 08/15/23)	430	446,628

383

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	$50	$49,598
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)	100	101,780
Host Hotels & Resorts LP
4.75%, 03/01/23 (Call 12/01/22)	250	260,723
Series D
3.75%, 10/15/23 (Call 07/15/23)	150	149,332
Kilroy Realty LP
3.80%, 01/15/23 (Call 10/15/22)	100	102,082
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	150	148,964
Lexington Realty Trust
4.25%, 06/15/23 (Call 03/15/23)	100	98,412
Liberty Property LP
3.38%, 06/15/23 (Call 03/15/23)	100	99,628
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	50	49,984
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	250	249,755
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	347	375,870
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	389	384,406
Tanger Properties LP
3.88%, 12/01/23 (Call 09/01/23)	100	101,601
Ventas Realty LP
3.13%, 06/15/23 (Call 03/15/23)	125	123,124
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	384	393,032
Weyerhaeuser Co.
4.63%, 09/15/23	210	226,418

		8,023,758
RETAIL — 4.12%
Advance Auto Parts Inc.
4.50%, 12/01/23 (Call 09/01/23)	130	136,049
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	250	247,575
CVS Health Corp.
4.00%, 12/05/23 (Call 09/05/23)	705	737,945
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	328	325,884

Security	Principal (000s)	Value
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	$365	$364,029
Kohl’s Corp.
4.75%, 12/15/23 (Call 09/15/23)	100	101,410
Lowe’s Companies Inc.
3.88%, 09/15/23 (Call 06/15/23)	128	135,287
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	505	469,362
4.38%, 09/01/23 (Call 06/01/23)	60	60,188
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)[b]	100	103,002
QVC Inc.
4.38%, 03/15/23	305	307,288
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)[b]	275	280,065
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	179	191,412
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	180	176,985
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	1,008	1,000,803
Walgreens Boots Alliance Inc.
3.10%, 06/01/23 (Call 04/01/23)	411	410,268

		5,047,552
SEMICONDUCTORS — 0.84%
Altera Corp.
4.10%, 11/15/23	175	187,908
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	25	24,529
3.13%, 12/05/23 (Call 10/05/23)	500	495,410
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	275	273,960
Texas Instruments Inc.
2.25%, 05/01/23 (Call 02/01/23)[b]	53	51,238

		1,033,045
SOFTWARE — 2.91%
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	99	103,165
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	684	693,234

384

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	$386	$367,360
2.38%, 05/01/23 (Call 02/01/23)	430	420,050
3.63%, 12/15/23 (Call 09/15/23)	536	560,377
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	858	827,996
3.63%, 07/15/23	565	589,097

		3,561,279
TELECOMMUNICATIONS — 6.20%
AT&T Inc.
3.60%, 02/17/23 (Call 12/17/22)	1,117	1,122,272
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	140	134,779
2.60%, 02/28/23	320	317,882
Motorola Solutions Inc.
3.50%, 03/01/23	435	429,823
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	470	467,439
4.10%, 10/01/23 (Call 07/01/23)	372	391,240
Telefonica Emisiones SAU
4.57%, 04/27/23	300	316,032
Verizon Communications Inc.
5.15%, 09/15/23	3,363	3,712,315
Vodafone Group PLC
2.95%, 02/19/23	727	707,400

		7,599,182
TRANSPORTATION — 1.55%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	430	435,654
3.85%, 09/01/23 (Call 06/01/23)	330	349,421
Canadian Pacific Railway Co.
4.45%, 03/15/23 (Call 12/15/22)	50	53,407
CSX Corp.
3.70%, 11/01/23 (Call 08/01/23)	250	259,255
FedEx Corp.
2.70%, 04/15/23	150	148,176
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	175	170,511
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	279	277,373

Security	Principal or Shares (000s)	Value
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)[b]	$150	$149,291
2.95%, 01/15/23 (Call 10/15/22)	50	50,505

		1,893,593

TOTAL CORPORATE BONDS & NOTES (Cost: $120,592,296)		120,174,864

SHORT-TERM INVESTMENTS — 6.30%

MONEY MARKET FUNDS — 6.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	6,666	6,668,086
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	1,057	1,056,737

		7,724,823

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,723,226)	7,724,823

TOTAL INVESTMENTS IN SECURITIES — 104.40% (Cost: $128,315,522)[g]	127,899,687
Other Assets, Less Liabilities — (4.40)%	(5,392,054)

NET ASSETS — 100.00%	$122,507,633

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $128,324,940. Net unrealized depreciation was $425,253, of which $663,007 represented gross unrealized appreciation on securities and $1,088,260 represented gross unrealized depreciation on securities.

385

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2023 TERM CORPORATE ETF

January 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
3.80%, 07/25/23	$250	$—	$—	$250	$260,990	$2,026	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$120,174,864	$—	$120,174,864
Money market funds	7,724,823	—	—	7,724,823

Total	$7,724,823	$120,174,864	$—	$127,899,687

386

Schedule of Investments (Unaudited)

iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.97%

ADVERTISING — 0.90%
Interpublic Group of Companies Inc. (The)
4.20%, 04/15/24	$50	$51,297
Omnicom Group Inc.
3.65%, 11/01/24 (Call 08/01/24)	316	318,402
WPP Finance 2010
3.75%, 09/19/24	423	426,938

		796,637
AEROSPACE & DEFENSE — 0.71%
Boeing Co. (The)
2.85%, 10/30/24 (Call 07/30/24)	285	283,632
L3 Technologies Inc.
3.95%, 05/28/24 (Call 02/28/24)[a]	191	194,157
Raytheon Co.
3.15%, 12/15/24 (Call 09/15/24)	150	151,872

		629,661
AGRICULTURE — 1.43%
Altria Group Inc.
4.00%, 01/31/24	817	856,396
Philip Morris International Inc.
3.25%, 11/10/24	400	400,416

		1,256,812
AUTO MANUFACTURERS — 0.45%
Ford Motor Credit Co. LLC
3.66%, 09/08/24	200	195,394
3.81%, 01/09/24 (Call 11/09/23)	200	199,368

		394,762
AUTO PARTS & EQUIPMENT — 0.43%
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	112	115,417
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	257	261,588

		377,005

Security	Principal (000s)	Value
BANKS — 23.40%
Bank of America Corp.
4.00%, 04/01/24	$781	$801,720
4.13%, 01/22/24	916	948,875
4.20%, 08/26/24	764	774,543
Bank of New York Mellon Corp. (The)
3.25%, 09/11/24 (Call 08/11/24)	200	201,300
3.40%, 05/15/24 (Call 04/15/24)	361	367,061
3.65%, 02/04/24 (Call 01/05/24)	98	101,501
Barclays PLC
4.38%, 09/11/24[a]	600	591,348
BNP Paribas SA
4.25%, 10/15/24	400	402,600
BPCE SA
4.00%, 04/15/24	500	518,350
Capital One Financial Corp.
3.75%, 04/24/24 (Call 03/24/24)	306	310,562
Citigroup Inc.
3.75%, 06/16/24	375	380,809
4.00%, 08/05/24	141	141,625
Credit Suisse AG/New York NY
3.63%, 09/09/24[a]	1,000	1,004,950
Deutsche Bank AG/London
3.70%, 05/30/24	766	735,689
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	345	356,985
Goldman Sachs Group Inc. (The)
3.85%, 07/08/24 (Call 04/08/24)	981	998,815
4.00%, 03/03/24	1,267	1,307,772
HSBC Holdings PLC
4.25%, 03/14/24	800	808,640
HSBC USA Inc.
3.50%, 06/23/24	300	301,911
Intesa Sanpaolo SpA
5.25%, 01/12/24	400	418,632
JPMorgan Chase & Co.
3.63%, 05/13/24[a]	986	1,000,958

387

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
3.88%, 02/01/24	$616	$636,827
3.88%, 09/10/24	1,200	1,208,328
Lloyds Banking Group PLC
4.50%, 11/04/24	400	406,792
Morgan Stanley
3.70%, 10/23/24	1,205	1,214,965
Series F
3.88%, 04/29/24	1,272	1,299,704
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[b]	246	252,032
Santander UK PLC
4.00%, 03/13/24	355	367,244
State Street Corp.
3.30%, 12/16/24	615	621,138
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	250	251,625
U.S. Bancorp.
3.70%, 01/30/24 (Call 12/29/23)	265	275,462
Series F
3.60%, 09/11/24 (Call 08/11/24)	588	599,978
Wells Fargo & Co.
3.30%, 09/09/24	850	842,367
4.48%, 01/16/24[a]	174	183,172

		20,634,280
BEVERAGES — 1.48%
Anheuser-Busch InBev Finance Inc.
3.70%, 02/01/24	632	650,720
Constellation Brands Inc.
4.75%, 11/15/24	150	160,803
PepsiCo Inc.
3.60%, 03/01/24 (Call 12/01/23)	470	491,164

		1,302,687
BIOTECHNOLOGY — 2.32%
Amgen Inc.
3.63%, 05/22/24 (Call 02/22/24)	752	765,528
Celgene Corp.
3.63%, 05/15/24 (Call 02/15/24)	350	352,055

Security	Principal (000s)	Value
Gilead Sciences Inc.
3.70%, 04/01/24 (Call 01/01/24)	$909	$931,870

		2,049,453
BUILDING MATERIALS — 0.37%
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)[c]	168	171,301
Owens Corning
4.20%, 12/01/24 (Call 09/01/24)	150	153,618

		324,919
CHEMICALS — 2.66%
Air Products & Chemicals Inc.
3.35%, 07/31/24 (Call 04/30/24)	50	51,199
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	250	258,180
Braskem Finance Ltd.
6.45%, 02/03/24	200	214,250
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	621	624,055
FMC Corp.
4.10%, 02/01/24 (Call 11/01/23)	175	173,542
LyondellBasell Industries NV
5.75%, 04/15/24 (Call 01/15/24)	400	457,060
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	100	97,750
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)[a]	240	239,842
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	230	228,940

		2,344,818

388

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.32%
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	$260	$283,109

		283,109
COMPUTERS — 1.75%
Apple Inc.
3.45%, 05/06/24	872	895,719
International Business Machines Corp.
3.63%, 02/12/24[a]	625	646,931

		1,542,650
COSMETICS & PERSONAL CARE — 0.08%
Colgate-Palmolive Co.
3.25%, 03/15/24	66	68,049

		68,049
DIVERSIFIED FINANCIAL SERVICES — 2.85%
Air Lease Corp.
4.25%, 09/15/24 (Call 06/15/24)[a]	319	325,437
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)	190	191,828
Ameriprise Financial Inc.
3.70%, 10/15/24	198	202,936
Discover Financial Services
3.95%, 11/06/24 (Call 08/06/24)	74	73,445
Invesco Finance PLC
4.00%, 01/30/24	113	117,954
Legg Mason Inc.
3.95%, 07/15/24[a]	50	50,253
MasterCard Inc.
3.38%, 04/01/24	349	359,411
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)	266	272,865
Stifel Financial Corp.
4.25%, 07/18/24	305	307,092
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	600	613,512

		2,514,733

Security	Principal (000s)	Value
ELECTRIC — 4.75%
Arizona Public Service Co.
3.35%, 06/15/24 (Call 03/15/24)	$75	$76,010
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	50	57,140
CMS Energy Corp.
3.88%, 03/01/24 (Call 12/01/23)	125	129,165
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	50	49,976
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	50	50,454
Consumers Energy Co.
3.13%, 08/31/24 (Call 05/31/24)[a]	250	250,583
Dominion Resources Inc./VA
3.63%, 12/01/24 (Call 09/01/24)	293	295,294
DTE Electric Co.
3.65%, 03/15/24 (Call 12/15/23)[a]	275	285,703
DTE Energy Co.
Series C
3.50%, 06/01/24 (Call 03/01/24)	80	80,475
Duke Energy Corp.
3.75%, 04/15/24 (Call 01/15/24)	716	737,824
Enel Generacion Chile SA
4.25%, 04/15/24 (Call 01/15/24)	150	152,113
Entergy Arkansas Inc.
3.70%, 06/01/24 (Call 03/01/24)	100	103,684
Entergy Louisiana LLC
5.40%, 11/01/24	225	258,835
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	155	159,634
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	100	100,624

389

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	$375	$388,612
Pacific Gas & Electric Co.
3.40%, 08/15/24 (Call 05/15/24)	50	50,938
3.75%, 02/15/24 (Call 11/15/23)	250	260,220
PacifiCorp
3.60%, 04/01/24 (Call 01/01/24)	25	25,879
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	100	102,613
PPL Capital Funding Inc.
3.95%, 03/15/24 (Call 12/15/23)	50	51,503
Public Service Electric & Gas Co.
3.05%, 11/15/24 (Call 08/15/24)	160	159,416
Series I
3.75%, 03/15/24 (Call 12/15/23)	125	129,904
Tri-State Generation & Transmission Association Inc.
3.70%, 11/01/24 (Call 08/01/24)	100	102,358
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	125	128,589

		4,187,546
ELECTRONICS — 0.45%
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	270	270,499
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	75	77,084
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	50	50,218

		397,801

Security	Principal (000s)	Value
ENGINEERING & CONSTRUCTION — 0.18%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	$155	$157,799

		157,799
ENVIRONMENTAL CONTROL — 0.23%
Waste Management Inc.
3.50%, 05/15/24 (Call 02/15/24)	200	205,490

		205,490
FOOD — 1.34%
General Mills Inc.
3.65%, 02/15/24 (Call 11/15/23)	225	233,390
Kroger Co. (The)
4.00%, 02/01/24 (Call 11/01/23)	225	233,996
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	699	710,359

		1,177,745
FOREST PRODUCTS & PAPER — 1.10%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/24 (Call 05/01/24)	200	204,116
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	200	202,500
Georgia-Pacific LLC
8.00%, 01/15/24	116	147,729
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	409	415,552

		969,897
GAS — 0.43%
Dominion Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	75	75,571
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	162	163,957

390

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	$141	$142,637

		382,165
HEALTH CARE — PRODUCTS — 1.87%
Becton Dickinson and Co.
3.73%, 12/15/24 (Call 09/15/24)	880	902,457
Medtronic Inc.
3.63%, 03/15/24 (Call 12/15/23)	336	348,758
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	100	100,505
Thermo Fisher Scientific Inc.
4.15%, 02/01/24 (Call 11/01/23)	285	298,894

		1,650,614
HEALTH CARE — SERVICES — 1.22%
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	368	372,670
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	308	306,235
Humana Inc.
3.85%, 10/01/24 (Call 07/01/24)	310	315,242
Quest Diagnostics Inc.
4.25%, 04/01/24 (Call 01/01/24)	75	78,049

		1,072,196
HOUSEHOLD PRODUCTS & WARES — 0.17%
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)[a]	150	152,654

		152,654
HOUSEWARES — 0.13%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	110	112,274

		112,274

Security	Principal (000s)	Value
INSURANCE — 3.56%
Aflac Inc.
3.63%, 11/15/24	$280	$287,168
American International Group Inc.
4.13%, 02/15/24	464	481,692
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	265	265,411
Assured Guaranty U.S. Holdings Inc.
5.00%, 07/01/24	191	200,921
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	74	74,454
Chubb INA Holdings Inc.
3.35%, 05/15/24	207	210,357
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	272	275,528
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	225	228,559
MetLife Inc.
3.60%, 04/10/24[a]	301	308,703
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	225	235,609
Prudential Financial Inc.
3.50%, 05/15/24[a]	335	340,615
Symetra Financial Corp.
4.25%, 07/15/24	100	97,409
Unum Group
4.00%, 03/15/24	50	50,194
XLIT Ltd.
6.38%, 11/15/24	75	86,860

		3,143,480
INTERNET — 2.53%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (Call 08/28/24)	850	846,855
Alphabet Inc.
3.38%, 02/25/24[a]	400	415,076

391

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Amazon.com Inc.
3.80%, 12/05/24 (Call 09/05/24)	$499	$524,145
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)	376	367,931
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	76	77,391

		2,231,398
MACHINERY — 1.10%
Caterpillar Financial Services Corp.
3.25%, 12/01/24[a]	300	303,804
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	300	307,827
John Deere Capital Corp.
3.35%, 06/12/24	350	356,758

		968,389
MANUFACTURING — 1.43%
General Electric Co.
3.38%, 03/11/24[a]	400	411,696
3.45%, 05/15/24 (Call 02/13/24)	330	339,850
Illinois Tool Works Inc.
3.50%, 03/01/24 (Call 12/01/23)	155	160,513
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	50	50,478
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	100	101,448
Textron Inc.
4.30%, 03/01/24 (Call 12/01/23)	25	25,875
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	175	174,563

		1,264,423

Security	Principal (000s)	Value
MEDIA — 2.50%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	$250	$252,827
CBS Corp.
3.70%, 08/15/24 (Call 05/15/24)	300	300,810
Comcast Corp.
3.00%, 02/01/24 (Call 01/01/24)	200	198,328
3.60%, 03/01/24[a]	515	527,860
Scripps Networks Interactive Inc.
3.90%, 11/15/24 (Call 08/15/24)	68	69,142
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)[a]	50	50,855
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	436	432,569
Viacom Inc.
3.88%, 04/01/24 (Call 01/01/24)[a]	380	367,981

		2,200,372
METAL FABRICATE & HARDWARE — 0.11%
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	100	97,731

		97,731
MINING — 0.20%
Yamana Gold Inc.
4.95%, 07/15/24 (Call 04/15/24)	175	173,688

		173,688
OFFICE & BUSINESS EQUIPMENT — 0.67%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[a]	314	315,070
Xerox Corp.
3.80%, 05/15/24	285	277,405

		592,475

392

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
OIL & GAS — 5.72%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	$416	$409,976
BP Capital Markets PLC
3.54%, 11/04/24	295	299,646
3.81%, 02/10/24	584	604,236
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (Call 01/15/24)	260	260,057
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	300	312,408
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)[a]	575	574,529
Exxon Mobil Corp.
3.18%, 03/15/24 (Call 12/15/23)	458	465,516
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)[a]	60	57,975
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	216	220,517
Kerr-McGee Corp.
6.95%, 07/01/24	141	168,533
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	298	292,380
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	237	240,261
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	341	347,281
Total Capital International SA
3.70%, 01/15/24	555	577,749
3.75%, 04/10/24	200	208,972

		5,040,036
OIL & GAS SERVICES — 0.22%
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	193	192,826

		192,826

Security	Principal (000s)	Value
PHARMACEUTICALS — 3.74%
Actavis Funding SCS
3.85%, 06/15/24 (Call 03/15/24)	$490	$493,793
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	100	100,489
Cardinal Health Inc.
3.50%, 11/15/24 (Call 08/15/24)	225	226,762
Express Scripts Holding Co.
3.50%, 06/15/24 (Call 03/15/24)	306	298,757
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	409	417,830
Novartis Capital Corp.
3.40%, 05/06/24	846	870,424
Owens & Minor Inc.
4.38%, 12/15/24 (Call 09/15/24)	100	99,722
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)[a]	400	391,268
Pfizer Inc.
3.40%, 05/15/24	265	273,660
Wyeth LLC
6.45%, 02/01/24	100	121,378

		3,294,083
PIPELINES — 6.07%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	325	338,965
Buckeye Partners LP
4.35%, 10/15/24 (Call 07/15/24)	50	51,068
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)[a]	175	168,219
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	375	369,555
Energy Transfer Partners LP
4.90%, 02/01/24 (Call 11/01/23)	200	209,094

393

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)	$125	$125,625
Enterprise Products Operating LLC
3.90%, 02/15/24 (Call 11/15/23)	417	429,322
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	18	17,843
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	223	227,134
4.25%, 09/01/24 (Call 06/01/24)	351	358,718
4.30%, 05/01/24 (Call 02/01/24)	141	144,763
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)	505	530,240
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	335	322,545
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (Call 02/15/24)	750	819,375
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	327	349,095
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (Call 01/01/24)	168	169,993
Williams Partners LP
4.30%, 03/04/24 (Call 12/04/23)	412	423,470
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/15/19)	291	300,245

		5,355,269
REAL ESTATE — 0.06%
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (Call 04/01/24)	50	51,130

		51,130

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 6.02%
American Tower Corp.
5.00%, 02/15/24	$390	$418,911
AvalonBay Communities Inc.
3.50%, 11/15/24 (Call 08/15/24)	150	151,505
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)	401	407,576
Brandywine Operating Partnership LP
4.10%, 10/01/24 (Call 07/01/24)	50	48,959
Camden Property Trust
4.25%, 01/15/24 (Call 10/15/23)	175	181,804
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)[a]	140	130,250
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)[a]	35	36,829
Duke Realty LP
3.75%, 12/01/24 (Call 09/01/24)	50	50,774
Education Realty Operating Partnership LP
4.60%, 12/01/24 (Call 09/01/24)	50	49,501
Essex Portfolio LP
3.88%, 05/01/24 (Call 02/01/24)	100	101,940
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	503	503,397
4.20%, 03/01/24 (Call 12/01/23)	100	101,848
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	25	25,033
Lexington Realty Trust
4.40%, 06/15/24 (Call 03/15/24)	135	132,315
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	150	157,394

394

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/15/24)	$100	$100,174
National Retail Properties Inc.
3.90%, 06/15/24 (Call 03/15/24)	125	127,487
Omega Healthcare Investors Inc.
4.95%, 04/01/24 (Call 01/01/24)	175	178,280
Piedmont Operating Partnership LP
4.45%, 03/15/24 (Call 12/15/23)	100	100,182
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	165	168,638
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	50	50,595
Retail Opportunity Investments Partnership LP
4.00%, 12/15/24 (Call 09/15/24)	100	95,240
Senior Housing Properties Trust
4.75%, 05/01/24 (Call 11/01/23)	50	50,221
Simon Property Group LP
3.38%, 10/01/24 (Call 07/01/24)	348	351,400
3.75%, 02/01/24 (Call 11/01/23)	460	475,428
Tanger Properties LP
3.75%, 12/01/24 (Call 09/01/24)	200	198,800
UDR Inc.
3.75%, 07/01/24 (Call 04/01/24)	150	150,949
Ventas Realty LP
3.75%, 05/01/24 (Call 02/01/24)	230	231,948
Vereit Operating Partnership LP
4.60%, 02/06/24 (Call 11/06/23)	200	203,500
Welltower Inc.
4.50%, 01/15/24 (Call 10/15/23)	150	158,173

Security	Principal (000s)	Value
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	$166	$169,059

		5,308,110
RETAIL — 4.65%
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[a]	150	147,156
CVS Health Corp.
3.38%, 08/12/24 (Call 05/12/24)	305	305,290
5.00%, 12/01/24 (Call 09/01/24)[a]	175	190,501
Home Depot Inc. (The)
3.75%, 02/15/24 (Call 11/15/23)	500	526,270
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	265	266,089
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[a]	341	321,546
6.65%, 07/15/24	75	82,285
McDonald’s Corp.
3.25%, 06/10/24	126	128,082
QVC Inc.
4.85%, 04/01/24	151	151,566
Signet UK Finance PLC
4.70%, 06/15/24 (Call 03/15/24)	75	72,451
Target Corp.
3.50%, 07/01/24	444	458,949
Wal-Mart Stores Inc.
3.30%, 04/22/24 (Call 01/22/24)	515	528,447
Walgreens Boots Alliance Inc.
3.80%, 11/18/24 (Call 08/18/24)	915	925,056

		4,103,688
SEMICONDUCTORS — 1.33%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)[d]	790	791,777

395

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)	$358	$379,151

		1,170,928
SOFTWARE — 1.00%
Fidelity National Information Services Inc.
3.88%, 06/05/24 (Call 03/05/24)	184	187,454
Oracle Corp.
3.40%, 07/08/24 (Call 04/08/24)	685	694,350

		881,804
TELECOMMUNICATIONS — 3.66%
AT&T Inc.
3.90%, 03/11/24 (Call 12/11/23)	391	394,953
4.45%, 04/01/24 (Call 01/01/24)	575	595,211
Cisco Systems Inc.
3.63%, 03/04/24	329	343,141
Juniper Networks Inc.
4.50%, 03/15/24[a]	100	104,266
Motorola Solutions Inc.
4.00%, 09/01/24[a]	158	158,232
Verizon Communications Inc.
3.50%, 11/01/24 (Call 08/01/24)	1,203	1,190,994
4.15%, 03/15/24 (Call 12/15/23)	429	444,599

		3,231,396
TRANSPORTATION — 1.98%
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (Call 06/01/24)	168	172,596
3.75%, 04/01/24 (Call 01/01/24)	234	245,618
Canadian National Railway Co.
2.95%, 11/21/24 (Call 08/21/24)	175	174,799
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	256	259,290

Security	Principal or Shares (000s)	Value
FedEx Corp.
4.00%, 01/15/24	$300	$316,833
Norfolk Southern Corp.
3.85%, 01/15/24 (Call 10/15/23)	200	208,414
Union Pacific Corp.
3.65%, 02/15/24 (Call 11/15/23)	50	51,994
3.75%, 03/15/24 (Call 12/15/23)	300	314,310

		1,743,854
WATER — 0.40%
American Water Capital Corp.
3.85%, 03/01/24 (Call 12/01/23)	340	356,327

		356,327

TOTAL CORPORATE BONDS & NOTES (Cost: $87,126,620)		86,387,163

SHORT-TERM INVESTMENTS — 9.87%

MONEY MARKET FUNDS — 9.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[e,f,g]	7,505	7,507,614
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[e,f]	1,197	1,197,332

		8,704,946

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,703,423)		8,704,946

396

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2024 TERM CORPORATE ETF

January 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 107.84% (Cost: $95,830,043)[h]	$95,092,109
Other Assets, Less Liabilities — (7.84)%	(6,916,289)

NET ASSETS — 100.00%	$88,175,820

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $95,837,747. Net unrealized depreciation was $745,638, of which $380,335 represented gross unrealized appreciation on securities and $1,125,973 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	$246	$—	$—	$246	$252,032	$2,093	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$86,387,163	$—	$86,387,163
Money market funds	8,704,946	—	—	8,704,946

Total	$8,704,946	$86,387,163	$—	$95,092,109

397

Schedule of Investments (Unaudited)

iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.57%

AEROSPACE & DEFENSE — 1.18%
Boeing Co. (The)
2.50%, 03/01/25 (Call 12/01/24)	$200	$193,104
2.60%, 10/30/25 (Call 07/30/25)	150	145,488
Embraer Netherlands Finance BV
5.05%, 06/15/25	350	352,573
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)[a]	225	229,165
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	355	345,933

		1,266,263

AGRICULTURE — 1.15%
Philip Morris International Inc.
3.38%, 08/11/25 (Call 05/11/25)	100	100,635
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	1,082	1,134,596

		1,235,231

AIRLINES — 0.15%
U.S. Airways Pass Through Trust
Series 2013-1
3.95%, 05/15/27	42	42,661
United Airlines Pass Through Trust
Series 2013-1A, Class A
4.30%, 02/15/27	113	116,343

		159,004

AUTO MANUFACTURERS — 1.30%
Ford Motor Credit Co. LLC
4.13%, 08/04/25	600	600,402
General Motors Co.
4.00%, 04/01/25[a]	105	103,622
General Motors Financial Co. Inc.
4.00%, 01/15/25 (Call 10/15/24)	275	271,293
4.30%, 07/13/25 (Call 04/13/25)	425	424,732

		1,400,049

AUTO PARTS & EQUIPMENT — 0.38%
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)[a]	160	169,453
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	225	235,638

		405,091

Security	Principal (000s)	Value
BANKS — 22.86%
Associated Banc-Corp.
4.25%, 01/15/25 (Call 10/15/24)	$20	$19,839
Australia & New Zealand Banking Group Ltd./New York NY
3.70%, 11/16/25	250	258,455
Bank of America Corp.
3.88%, 08/01/25	1,725	1,743,716
4.00%, 01/22/25	620	618,394
Series L
3.95%, 04/21/25	825	816,676
Bank of New York Mellon Corp. (The)
3.00%, 02/24/25 (Call 01/24/25)	181	178,421
3.95%, 11/18/25 (Call 10/18/25)	75	78,671
Bank of Nova Scotia (The)
4.50%, 12/16/25[a]	475	490,770
Barclays PLC
3.65%, 03/16/25	800	770,160
Branch Banking & Trust Co.
3.63%, 09/16/25 (Call 08/16/25)	500	507,175
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	550	532,983
4.20%, 10/29/25 (Call 09/29/25)	375	377,261
Citigroup Inc.
3.30%, 04/27/25	1,125	1,098,720
3.88%, 03/26/25[a]	250	246,558
4.40%, 06/10/25	575	583,636
5.50%, 09/13/25	620	675,707
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)[a]	225	228,177
4.35%, 08/01/25 (Call 07/01/25)	175	177,509
Compass Bank
3.88%, 04/10/25 (Call 03/10/25)	250	239,080
Cooperatieve Rabobank UA
4.38%, 08/04/25	500	511,350
Cooperatieve Rabobank UA/NY
3.38%, 05/21/25[a]	500	504,015
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	750	729,832
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	745	736,768
3.75%, 05/22/25 (Call 02/22/25)	610	610,360
4.25%, 10/21/25	1,080	1,093,208

398

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
HSBC Holdings PLC
4.25%, 08/18/25	$600	$601,758
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	665	650,210
3.90%, 07/15/25 (Call 04/15/25)	1,375	1,413,913
KeyBank N.A./Cleveland OH
3.30%, 06/01/25	250	248,735
Lloyds Bank PLC
3.50%, 05/14/25	200	203,304
Lloyds Banking Group PLC
4.58%, 12/10/25	400	401,452
Morgan Stanley
4.00%, 07/23/25	1,275	1,301,546
5.00%, 11/24/25	625	664,319
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	175	168,108
Northern Trust Corp.
3.95%, 10/30/25	150	157,157
PNC Bank N.A.
2.95%, 02/23/25 (Call 01/24/25)[b]	250	244,912
3.25%, 06/01/25 (Call 05/02/25)[b]	250	249,398
4.20%, 11/01/25 (Call 10/02/25)[b]	250	264,473
Santander Holdings USA Inc.
4.50%, 07/17/25 (Call 04/17/25)	475	480,700
Santander Issuances SAU
5.18%, 11/19/25	600	605,862
State Street Corp.
3.55%, 08/18/25	450	459,842
SVB Financial Group
3.50%, 01/29/25	175	168,374
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	500	487,530
Wells Fargo & Co.
3.00%, 02/19/25	1,060	1,018,639
3.55%, 09/29/25	910	906,305

		24,523,978

BEVERAGES — 1.97%
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)[a]	175	174,796
Coca-Cola Co. (The)
2.88%, 10/27/25	800	788,864
Constellation Brands Inc.
4.75%, 12/01/25	250	267,515

Security	Principal (000s)	Value
Dr Pepper Snapple Group Inc.
3.40%, 11/15/25 (Call 08/15/25)	$300	$298,695
PepsiCo Inc.
2.75%, 04/30/25 (Call 01/30/25)	360	352,854
3.50%, 07/17/25 (Call 04/17/25)	225	232,283

		2,115,007

BIOTECHNOLOGY — 3.16%
Amgen Inc.
3.13%, 05/01/25 (Call 02/01/25)	360	350,082
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	735	736,749
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	535	549,520
Celgene Corp.
3.88%, 08/15/25 (Call 05/15/25)	1,000	1,010,460
Gilead Sciences Inc.
3.50%, 02/01/25 (Call 11/01/24)	735	740,873

		3,387,684

BUILDING MATERIALS — 0.27%
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)	100	102,875
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	175	183,941

		286,816

CHEMICALS — 1.51%
Agrium Inc.
3.38%, 03/15/25 (Call 12/15/24)	345	333,994
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	355	360,123
Monsanto Co.
2.85%, 04/15/25 (Call 01/15/25)	275	261,797
5.50%, 08/15/25	50	55,839
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[a]	325	307,177
Praxair Inc.
2.65%, 02/05/25 (Call 11/05/24)	150	146,160
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)[a]	125	124,667
Valspar Corp. (The)
3.30%, 02/01/25 (Call 11/01/24)	30	28,912

		1,618,669

COMMERCIAL SERVICES — 0.72%
Automatic Data Processing Inc.
3.38%, 09/15/25 (Call 06/15/25)	175	178,840

399

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)[a]	$250	$259,325
S&P Global Inc.
4.00%, 06/15/25 (Call 03/15/25)[a]	100	102,796
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	225	226,856

		767,817

COMPUTERS — 2.61%
Apple Inc.
2.50%, 02/09/25	430	411,386
3.20%, 05/13/25	960	961,248
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (Call 07/15/25)	935	974,906
International Business Machines Corp.
7.00%, 10/30/25	75	95,543
Seagate HDD Cayman
4.75%, 01/01/25	370	359,377

		2,802,460

DIVERSIFIED FINANCIAL SERVICES — 4.26%
Affiliated Managers Group Inc.
3.50%, 08/01/25	95	90,167
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	125	122,317
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)[a]	250	248,785
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	280	273,350
Franklin Resources Inc.
2.85%, 03/30/25	200	193,684
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	650	663,715
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	325	334,331
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	175	182,850
Lazard Group LLC
3.75%, 02/13/25	230	226,060
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	255	249,449
3.25%, 11/01/25 (Call 08/01/25)	100	100,049

Security	Principal (000s)	Value
Synchrony Financial
4.50%, 07/23/25 (Call 04/24/25)	$475	$490,091
TD Ameritrade Holding Corp.
3.63%, 04/01/25 (Call 01/01/25)	100	101,350
Visa Inc.
3.15%, 12/14/25 (Call 09/14/25)	1,295	1,292,009

		4,568,207

ELECTRIC — 4.20%
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	200	193,822
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)[a]	75	75,585
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	30	30,286
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	375	381,788
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	130	130,628
Dominion Resources Inc./VA
3.90%, 10/01/25 (Call 07/01/25)	375	383,100
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)	70	71,404
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)[a]	105	106,317
Eversource Energy Series H
3.15%, 01/15/25 (Call 10/15/24)	165	162,510
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	635	648,856
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	325	328,360
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	25	25,086
Louisville Gas & Electric Co. Series 25
3.30%, 10/01/25 (Call 07/01/25)	250	251,230
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (Call 01/01/25)	50	49,170
Pacific Gas & Electric Co.
3.50%, 06/15/25 (Call 03/15/25)	390	398,502
Public Service Co. of Colorado
2.90%, 05/15/25 (Call 11/15/24)	200	195,988
Public Service Electric & Gas Co.
3.00%, 05/15/25 (Call 02/15/25)[a]	100	99,356

400

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	$200	$196,758
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)[a]	135	139,725
Virginia Electric & Power Co.
3.10%, 05/15/25 (Call 02/15/25)	150	148,615
WEC Energy Group Inc.
3.55%, 06/15/25 (Call 03/15/25)	225	228,105
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	80	78,955
Wisconsin Electric Power Co.
3.10%, 06/01/25 (Call 03/01/25)	134	132,652
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)[a]	50	50,017

		4,506,815

ELECTRICAL COMPONENTS & EQUIPMENT — 0.09%
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	100	101,120

		101,120

ELECTRONICS — 0.19%
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	50	49,257
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	150	157,947

		207,204

ENVIRONMENTAL CONTROL — 0.39%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	200	198,432
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	225	225,295

		423,727

FOOD — 1.84%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	50	50,175
JM Smucker Co. (The)
3.50%, 03/15/25	325	327,775
Kraft Heinz Foods Co.
3.95%, 07/15/25 (Call 04/15/25)	735	743,386
Sysco Corp.
3.75%, 10/01/25 (Call 07/01/25)	450	457,007
Unilever Capital Corp.
3.10%, 07/30/25	100	100,337

Security	Principal (000s)	Value
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)	$275	$291,409

		1,970,089

GAS — 0.31%
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	75	78,364
Sempra Energy
3.75%, 11/15/25 (Call 08/15/25)	125	126,809
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	125	126,411

		331,584

HEALTH CARE — PRODUCTS — 3.09%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)[a]	327	309,077
Boston Scientific Corp.
3.85%, 05/15/25	300	302,766
Danaher Corp.
3.35%, 09/15/25 (Call 06/15/25)	150	154,330
Medtronic Inc.
3.50%, 03/15/25	1,370	1,401,537
St. Jude Medical Inc.
3.88%, 09/15/25 (Call 06/15/25)	200	200,446
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)[a]	310	308,580
Thermo Fisher Scientific Inc.
3.65%, 12/15/25 (Call 09/15/25)	25	25,118
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25 (Call 01/01/25)	625	610,269

		3,312,123

HEALTH CARE — SERVICES — 1.75%
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	475	467,381
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	350	346,461
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	125	123,455
UnitedHealth Group Inc.
3.75%, 07/15/25	910	945,108

		1,882,405

HOME FURNISHINGS — 0.05%
Harman International Industries Inc.
4.15%, 05/15/25 (Call 02/15/25)	50	51,343

		51,343

401

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
HOUSEHOLD PRODUCTS & WARES — 0.21%
Kimberly-Clark Corp.
2.65%, 03/01/25	$30	$29,050
3.05%, 08/15/25[a]	200	199,276

		228,326

HOUSEWARES — 0.05%
Newell Brands Inc.
3.90%, 11/01/25 (Call 08/01/25)	50	50,612

		50,612

INSURANCE — 2.87%
Aflac Inc.
3.25%, 03/17/25	75	74,452
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	150	148,527
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	685	686,760
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	300	306,360
Chubb INA Holdings Inc.
3.15%, 03/15/25	375	374,310
Kemper Corp.
4.35%, 02/15/25 (Call 11/15/24)	325	322,410
Lincoln National Corp.
3.35%, 03/09/25	175	172,223
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)	160	160,557
MetLife Inc.
3.00%, 03/01/25[a]	275	268,909
3.60%, 11/13/25 (Call 08/13/25)[a]	235	238,518
Principal Financial Group Inc.
3.40%, 05/15/25 (Call 02/15/25)	100	99,232
RenaissanceRe Finance Inc.
3.70%, 04/01/25 (Call 01/01/25)	50	48,324
Unum Group
3.88%, 11/05/25[a]	25	24,357
XLIT Ltd.
4.45%, 03/31/25[a]	150	149,451

		3,074,390

INTERNET — 0.40%
Baidu Inc.
4.13%, 06/30/25	200	204,632
Priceline Group Inc. (The)
3.65%, 03/15/25 (Call 12/15/24)	225	223,549

		428,181

Security	Principal (000s)	Value
LEISURE TIME — 0.14%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	$150	$150,151

		150,151

LODGING — 0.34%
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	25	25,065
3.75%, 10/01/25 (Call 07/01/25)	150	149,994
Wyndham Worldwide Corp.
5.10%, 10/01/25 (Call 07/01/25)[a]	175	184,639

		359,698

MACHINERY — 0.33%
John Deere Capital Corp.
3.40%, 09/11/25	200	205,514
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	50	49,111
Roper Technologies Inc.
3.85%, 12/15/25 (Call 09/15/25)	100	100,832

		355,457

MANUFACTURING — 0.28%
3M Co.
3.00%, 08/07/25	125	125,982
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)[a]	100	100,512
Pentair Finance SA
4.65%, 09/15/25 (Call 06/15/25)	50	51,287
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	25	25,188

		302,969

MEDIA — 4.52%
21st Century Fox America Inc.
3.70%, 10/15/25 (Call 07/15/25)[a]	100	100,656
7.70%, 10/30/25	150	191,788
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)	425	417,308
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (Call 04/23/25)	1,650	1,734,562
Comcast Corp.
3.38%, 02/15/25 (Call 11/15/24)	225	224,649
3.38%, 08/15/25 (Call 05/15/25)	710	707,345
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	130	123,636

402

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Grupo Televisa SAB
6.63%, 03/18/25	$300	$342,249
Time Warner Inc.
3.60%, 07/15/25 (Call 04/15/25)	680	667,570
Walt Disney Co. (The)
3.15%, 09/17/25	335	338,487

		4,848,250

METAL FABRICATE & HARDWARE — 0.42%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	450	453,281

		453,281

MINING — 0.79%
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	645	667,039
Southern Copper Corp.
3.88%, 04/23/25	175	175,170

		842,209

OIL & GAS — 4.03%
BP Capital Markets PLC
3.51%, 03/17/25	525	529,074
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (Call 11/01/24)	80	80,614
Chevron Corp.
3.33%, 11/17/25 (Call 08/17/25)	275	278,198
ConocoPhillips Co.
3.35%, 05/15/25 (Call 02/15/25)	325	323,879
Devon Energy Corp.
5.85%, 12/15/25 (Call 09/15/25)	225	257,344
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	350	342,118
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	625	609,731
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (Call 12/15/24)[a]	100	103,820
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)[a]	400	391,500
Occidental Petroleum Corp.
3.50%, 06/15/25 (Call 03/15/25)[a]	375	380,280
Shell International Finance BV
3.25%, 05/11/25	859	855,968
Valero Energy Corp.
3.65%, 03/15/25[a]	175	173,518

		4,326,044

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.70%
Halliburton Co.
3.80%, 11/15/25 (Call 08/15/25)	$735	$748,531

		748,531

PHARMACEUTICALS — 6.21%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	1,395	1,380,366
Actavis Funding SCS
3.80%, 03/15/25 (Call 12/15/24)	1,400	1,398,460
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	150	149,057
AstraZeneca PLC
3.38%, 11/16/25	945	937,752
Cardinal Health Inc.
3.75%, 09/15/25 (Call 06/15/25)	150	153,734
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	275	269,869
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	300	306,810
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)	950	935,645
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)[a]	835	826,767
Zoetis Inc.
4.50%, 11/13/25 (Call 08/13/25)[a]	285	303,382

		6,661,842

PIPELINES — 5.08%
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	250	264,215
Enbridge Energy Partners LP
5.88%, 10/15/25 (Call 07/15/25)	200	223,054
Energy Transfer Partners LP
4.05%, 03/15/25 (Call 12/15/24)	350	347,343
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	375	367,969
Enterprise Products Operating LLC
3.75%, 02/15/25 (Call 11/15/24)	500	505,990
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)[a]	550	565,389
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	150	145,088
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)[a]	290	287,378
4.88%, 06/01/25 (Call 03/01/25)	375	393,911

403

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	$150	$161,025
Phillips 66 Partners LP
3.61%, 02/15/25 (Call 11/15/24)	50	49,268
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (Call 07/15/25)	475	485,763
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	500	543,125
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	200	196,044
Sunoco Logistics Partners Operations LP
5.95%, 12/01/25 (Call 09/01/25)	175	195,727
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	30	30,320
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	65	64,756
Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)	375	373,770
4.00%, 09/15/25 (Call 06/15/25)	250	251,535

		5,451,670

REAL ESTATE — 0.61%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	175	170,688
CBRE Services Inc.
5.25%, 03/15/25 (Call 12/15/24)	175	180,917
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	300	306,645

		658,250
REAL ESTATE INVESTMENT TRUSTS — 4.51%
American Tower Corp.
4.00%, 06/01/25 (Call 03/01/25)	400	401,112
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	75	75,299
3.50%, 11/15/25 (Call 08/15/25)	175	175,660
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	175	172,427
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25 (Call 01/01/25)	100	100,387
Corporate Office Properties LP
5.00%, 07/01/25 (Call 04/01/25)	100	103,786

Security	Principal (000s)	Value
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)	$215	$207,585
Digital Realty Trust LP
4.75%, 10/01/25 (Call 07/01/25)	125	129,879
ERP Operating LP
3.38%, 06/01/25 (Call 03/01/25)	175	173,302
Essex Portfolio LP
3.50%, 04/01/25 (Call 01/01/25)	175	173,045
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	195	187,255
4.00%, 06/01/25 (Call 03/01/25)	275	275,825
Healthcare Realty Trust Inc.
3.88%, 05/01/25 (Call 02/01/25)	75	73,607
Hospitality Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	50	48,867
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	200	198,532
Kilroy Realty LP
4.38%, 10/01/25 (Call 07/01/25)[a]	120	123,251
Liberty Property LP
3.75%, 04/01/25 (Call 01/01/25)	100	100,227
Mid-America Apartments LP
4.00%, 11/15/25 (Call 08/15/25)	50	50,694
National Retail Properties Inc.
4.00%, 11/15/25 (Call 08/15/25)	75	76,314
Regency Centers LP
3.90%, 11/01/25 (Call 08/01/25)	50	50,599
Retail Properties of America Inc.
4.00%, 03/15/25 (Call 12/15/24)	300	284,499
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	130	125,913
Simon Property Group LP
3.50%, 09/01/25 (Call 06/01/25)	275	277,467
UDR Inc.
4.00%, 10/01/25 (Call 07/01/25)	200	204,018
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	210	206,512
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	735	747,591
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	100	97,171

		4,840,824
RETAIL — 3.50%
AutoNation Inc.
4.50%, 10/01/25 (Call 07/01/25)	150	152,317

404

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	$210	$204,723
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)[a]	315	316,862
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	1,185	1,215,928
Dollar General Corp.
4.15%, 11/01/25 (Call 08/01/25)	125	128,063
Home Depot Inc. (The)
3.35%, 09/15/25 (Call 06/15/25)	535	546,165
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)	310	293,976
Lowe’s Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)	385	390,398
McDonald’s Corp.
3.38%, 05/26/25 (Call 02/26/25)	425	425,608
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)	80	78,000

		3,752,040
SEMICONDUCTORS — 2.08%
Analog Devices Inc.
3.90%, 12/15/25 (Call 09/15/25)	300	306,258
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	100	104,950
Intel Corp.
3.70%, 07/29/25 (Call 04/29/25)	875	914,104
Lam Research Corp.
3.80%, 03/15/25 (Call 12/15/24)	125	125,111
QUALCOMM Inc.
3.45%, 05/20/25 (Call 02/20/25)	785	785,958

		2,236,381
SOFTWARE — 3.60%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	150	148,475
Autodesk Inc.
4.38%, 06/15/25 (Call 03/15/25)	135	138,707
Fidelity National Information Services Inc.
5.00%, 10/15/25 (Call 07/15/25)	620	675,924
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	450	456,795
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)	755	733,143
3.13%, 11/03/25 (Call 08/03/25)	920	917,212

Security	Principal (000s)	Value
Oracle Corp.
2.95%, 05/15/25 (Call 02/15/25)	$815	$792,278

		3,862,534
TELECOMMUNICATIONS — 2.64%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	1,575	1,499,053
3.95%, 01/15/25 (Call 10/15/24)	598	592,923
Cisco Systems Inc.
3.50%, 06/15/25[a]	285	294,374
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)[a]	100	101,569
Motorola Solutions Inc.
7.50%, 05/15/25[a]	100	117,811
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	225	225,711

		2,831,441
TRANSPORTATION — 1.68%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	125	124,511
3.65%, 09/01/25 (Call 06/01/25)	435	452,700
7.00%, 12/15/25	50	64,005
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	175	171,285
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	350	347,788
FedEx Corp.
3.20%, 02/01/25	335	333,312
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)	150	152,200
3.25%, 08/15/25 (Call 05/15/25)	150	151,815

		1,797,616
TRUCKING & LEASING — 0.09%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	105	100,965

		100,965
WATER — 0.06%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	60	61,195

		61,195

TOTAL CORPORATE BONDS & NOTES
(Cost: $106,565,860)		105,745,543

405

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF

January 31, 2017

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 7.10%

MONEY MARKET FUNDS — 7.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	6,820	$6,822,164
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	798	797,637

		7,619,801

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,618,122)		7,619,801

TOTAL INVESTMENTS IN SECURITIES — 105.67%
(Cost: $114,183,982)[f]		113,365,344
Other Assets, Less Liabilities — (5.67)%		(6,083,279)

NET ASSETS — 100.00%		$107,282,065

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $114,200,121. Net unrealized depreciation was $834,777, of which $494,691 represented gross unrealized appreciation on securities and $1,329,468 represented gross unrealized depreciation on securities.

406

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2025 TERM CORPORATE ETF

January 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.95%, 02/23/25	$—	$250	$—	$250	$244,912	$1,192	$—
3.25%, 06/01/25	—	250	—	250	249,398	399	—
4.20%, 11/01/25	250	—	—	250	264,473	2,246	—

					$758,783	$3,837	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$105,745,543	$—	$105,745,543
Money market funds	7,619,801	—	—	7,619,801

Total	$7,619,801	$105,745,543	$—	$113,365,344

407

Schedule of Investments (Unaudited)

iSHARES® iBONDS DEC 2026 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.23%

ADVERTISING — 0.49%
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	$105	$104,106

		104,106
AEROSPACE & DEFENSE — 1.56%
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	40	37,473
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	75	75,162
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	195	197,677
United Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	25	23,881

		334,193
AGRICULTURE — 0.44%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	50	47,240
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	50	47,846

		95,086
APPAREL — 0.59%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	135	126,756

		126,756
AUTO MANUFACTURERS — 1.76%
American Honda Finance Corp.
2.30%, 09/09/26	25	23,156
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	225	225,799
General Motors Financial Co. Inc.
4.00%, 10/06/26 (Call 07/06/26)	50	48,415
5.25%, 03/01/26 (Call 12/01/25)	75	79,487

		376,857
AUTO PARTS & EQUIPMENT — 0.19%
Delphi Automotive PLC
4.25%, 01/15/26 (Call 10/15/25)	40	41,225

		41,225
BANKS — 26.66%
Bank of America Corp.
3.50%, 04/19/26	200	196,348
4.25%, 10/22/26	75	75,455
4.45%, 03/03/26	175	178,257

Security	Principal (000s)	Value
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)	$35	$32,621
2.80%, 05/04/26 (Call 02/04/26)	150	143,850
Bank One Corp.
7.63%, 10/15/26	75	95,171
Barclays PLC
4.38%, 01/12/26	400	402,240
Capital One Financial Corp.
3.75%, 07/28/26 (Call 06/28/26)	100	96,630
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	50	47,547
3.40%, 05/01/26	325	314,532
3.70%, 01/12/26	120	119,063
4.60%, 03/09/26	100	102,645
Deutsche Bank AG
4.10%, 01/13/26	80	78,345
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	75	72,944
3.75%, 02/25/26 (Call 11/25/25)	235	234,850
HSBC Holdings PLC
3.90%, 05/25/26	250	250,020
4.30%, 03/08/26	200	206,254
JPMorgan Chase & Co.
3.30%, 04/01/26 (Call 01/01/26)	365	356,452
4.13%, 12/15/26	130	131,743
Mitsubishi UFJ Financial Group Inc.
3.85%, 03/01/26	200	203,896
Morgan Stanley
3.13%, 07/27/26	340	322,680
3.88%, 01/27/26	80	80,519
4.35%, 09/08/26	155	157,199
National Australia Bank Ltd./New York
2.50%, 07/12/26	250	231,193
Royal Bank of Canada
4.65%, 01/27/26	105	111,115
Royal Bank of Scotland Group PLC
4.80%, 04/05/26	200	199,750
State Street Corp.
2.65%, 05/19/26	135	127,935
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	225	207,315
U.S. Bancorp.
Series V
2.38%, 07/22/26 (Call 06/22/26)	200	185,560

408

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2026 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Wells Fargo & Co.
3.00%, 04/22/26	$250	$238,195
4.10%, 06/03/26	325	328,825
Westpac Banking Corp.
2.85%, 05/13/26	200	191,042

		5,720,191
BEVERAGES — 4.92%
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	650	652,899
Coca-Cola Co. (The)
2.25%, 09/01/26	75	69,880
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	25	24,778
Dr Pepper Snapple Group Inc.
2.55%, 09/15/26 (Call 06/15/26)	50	46,244
Molson Coors Brewing Co.
3.00%, 07/15/26 (Call 04/15/26)	200	188,402
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	25	23,524
2.85%, 02/24/26 (Call 11/24/25)	50	49,003

		1,054,730
BIOTECHNOLOGY — 1.17%
Amgen Inc.
2.60%, 08/19/26 (Call 05/19/26)	75	68,844
Gilead Sciences Inc.
3.65%, 03/01/26 (Call 12/01/25)	180	182,734

		251,578
BUILDING MATERIALS — 0.24%
Masco Corp.
4.38%, 04/01/26 (Call 01/01/26)	50	51,375

		51,375
CHEMICALS — 0.66%
Valspar Corp. (The)
3.95%, 01/15/26 (Call 10/15/25)	35	34,882
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)[a]	110	106,647

		141,529
COMMERCIAL SERVICES — 0.61%
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	35	33,428
Total System Services Inc.
4.80%, 04/01/26 (Call 01/01/26)	90	96,617

		130,045

Security	Principal (000s)	Value
COMPUTERS — 3.53%
Apple Inc.
2.45%, 08/04/26 (Call 05/04/26)	$200	$186,210
3.25%, 02/23/26 (Call 11/23/25)	135	134,384
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
6.02%, 06/15/26 (Call 03/15/26)[a]	310	334,943
International Business Machines Corp.
3.45%, 02/19/26	100	101,069

		756,606
DIVERSIFIED FINANCIAL SERVICES — 1.24%
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	75	71,416
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	40	39,660
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	40	39,842
OM Asset Management PLC
4.80%, 07/27/26	45	43,529
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	75	72,646

		267,093
ELECTRIC — 5.07%
Arizona Public Service Co.
2.55%, 09/15/26 (Call 06/15/26)	25	23,472
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	100	94,922
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	75	69,792
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	185	172,727
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	90	88,316
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	125	117,895
Fortis Inc./Canada
3.06%, 10/04/26 (Call 07/04/26)[a]	150	140,295
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	40	38,278
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	205	198,733
Virginia Electric & Power Co.
Series A
3.15%, 01/15/26 (Call 10/15/25)	145	144,034

		1,088,464

409

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2026 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.18%
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	$40	$39,531

		39,531
ELECTRONICS — 0.89%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)	25	23,828
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)[a]	75	73,753
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)	100	94,322

		191,903
ENVIRONMENTAL CONTROL — 0.47%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	105	100,836

		100,836
FOOD — 3.18%
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	110	102,664
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	50	48,633
Kellogg Co.
3.25%, 04/01/26	110	107,357
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	175	163,872
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	150	138,157
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	125	122,505

		683,188
FOREST PRODUCTS & PAPER — 0.40%
International Paper Co.
3.80%, 01/15/26 (Call 10/15/25)	85	86,157

		86,157
GAS — 0.36%
Southern California Gas Co.
2.60%, 06/15/26 (Call 03/15/26)	80	76,742

		76,742
HEALTH CARE — PRODUCTS — 2.13%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)	235	232,258
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	100	92,684

Security	Principal (000s)	Value
Stryker Corp.
3.50%, 03/15/26 (Call 12/15/25)	$85	$85,463
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	50	47,278

		457,683
HEALTH CARE — SERVICES — 1.47%
Aetna Inc.
3.20%, 06/15/26 (Call 03/15/26)	185	185,339
Premier Health Partners
Series G
2.91%, 11/15/26 (Call 05/15/26)	25	23,024
UnitedHealth Group Inc.
3.10%, 03/15/26	110	108,154

		316,517
HOUSEWARES — 0.63%
Newell Brands Inc.
4.20%, 04/01/26 (Call 01/01/26)	130	134,621

		134,621
INSURANCE — 3.75%
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	50	47,784
American International Group Inc.
3.90%, 04/01/26 (Call 01/01/26)	160	161,214
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	180	178,592
Chubb INA Holdings Inc.
3.35%, 05/03/26 (Call 02/03/26)	100	100,882
CNA Financial Corp.
4.50%, 03/01/26 (Call 12/01/25)	50	52,041
Lincoln National Corp.
3.63%, 12/12/26 (Call 09/15/26)	50	49,534
Manulife Financial Corp.
4.15%, 03/04/26	110	115,078
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	25	24,221
Trinity Acquisition PLC
4.40%, 03/15/26 (Call 12/15/25)	50	50,659
Voya Financial Inc.
3.65%, 06/15/26	25	24,451

		804,456
INTERNET — 0.68%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	25	22,882
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)	80	83,590

410

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2026 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Priceline Group Inc. (The)
3.60%, 06/01/26 (Call 03/01/26)	$40	$39,878

		146,350
IRON & STEEL — 0.38%
Vale Overseas Ltd.
6.25%, 08/10/26	75	80,531

		80,531
LODGING — 0.18%
Marriott International Inc./MD
Series R
3.13%, 06/15/26 (Call 03/15/26)	40	37,968

		37,968
MACHINERY — 0.68%
Caterpillar Financial Services Corp.
2.40%, 08/09/26	25	23,411
Roper Technologies Inc.
3.80%, 12/15/26 (Call 09/15/26)	50	49,990
Wabtec Corp./DE
3.45%, 11/15/26 (Call 08/15/26)[a]	50	48,000
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)	25	24,377

		145,778
MANUFACTURING — 0.57%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)	80	74,956
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	50	47,885

		122,841
MEDIA — 2.41%
Comcast Corp.
3.15%, 03/01/26 (Call 12/01/25)	125	122,217
Discovery Communications LLC
4.90%, 03/11/26 (Call 12/11/25)	75	78,355
Time Warner Inc.
2.95%, 07/15/26 (Call 04/15/26)	100	92,395
3.88%, 01/15/26 (Call 10/15/25)	50	49,563
Viacom Inc.
3.45%, 10/04/26 (Call 07/04/26)	25	23,236
Walt Disney Co. (The)
1.85%, 07/30/26	130	116,314
3.00%, 02/13/26	35	34,620

		516,700

Security	Principal (000s)	Value
OIL & GAS — 4.96%
Anadarko Petroleum Corp.
5.55%, 03/15/26 (Call 12/15/25)	$95	$106,816
BP Capital Markets PLC
3.12%, 05/04/26 (Call 02/04/26)	80	77,461
Chevron Corp.
2.95%, 05/16/26 (Call 02/16/26)	130	127,187
ConocoPhillips Co.
4.95%, 03/15/26 (Call 12/15/25)	135	148,451
Exxon Mobil Corp.
3.04%, 03/01/26 (Call 12/01/25)	155	153,346
HollyFrontier Corp.
5.88%, 04/01/26 (Call 01/01/26)	100	103,922
Occidental Petroleum Corp.
3.40%, 04/15/26 (Call 01/15/26)	115	114,846
Shell International Finance BV
2.50%, 09/12/26	75	69,726
2.88%, 05/10/26	105	101,058
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	65	62,352

		1,065,165
PACKAGING & CONTAINERS — 0.22%
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	50	47,788

		47,788
PHARMACEUTICALS — 5.01%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	155	146,959
Express Scripts Holding Co.
4.50%, 02/25/26 (Call 11/27/25)	155	158,153
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	125	119,499
Mylan NV
3.95%, 06/15/26 (Call 03/15/26)[a]	185	175,334
Pfizer Inc.
3.00%, 12/15/26	100	98,328
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (Call 06/23/26)	185	173,733
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	225	203,789

		1,075,795

411

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2026 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
PIPELINES — 3.30%
Boardwalk Pipelines LP
5.95%, 06/01/26 (Call 03/01/26)	$25	$27,651
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	100	97,973
Enbridge Inc.
4.25%, 12/01/26 (Call 09/01/26)	50	51,447
Energy Transfer Partners LP
4.75%, 01/15/26 (Call 10/15/25)	65	67,390
EnLink Midstream Partners LP
4.85%, 07/15/26 (Call 04/15/26)	25	25,688
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	65	65,248
Phillips 66 Partners LP
3.55%, 10/01/26 (Call 07/01/26)	75	72,880
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (Call 09/15/26)	100	100,850
Sabine Pass Liquefaction LLC
5.88%, 06/30/26[a]	50	55,500
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26 (Call 04/15/26)	50	48,864
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (Call 10/15/25)	40	44,473
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (Call 11/01/25)	40	51,154

		709,118
REAL ESTATE INVESTMENT TRUSTS — 5.53%
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	80	75,818
AvalonBay Communities Inc.
2.95%, 05/11/26 (Call 02/11/26)	50	47,949
Boston Properties LP
3.65%, 02/01/26 (Call 11/03/25)	155	153,538
Brixmor Operating Partnership LP
4.13%, 06/15/26 (Call 03/15/26)	75	75,236
Care Capital Properties LP
5.13%, 08/15/26 (Call 05/15/26)[a]	25	24,168
Crown Castle International Corp.
3.70%, 06/15/26 (Call 03/15/26)	100	97,618
4.45%, 02/15/26 (Call 11/15/25)	35	36,157

Security	Principal (000s)	Value
EPR Properties
4.75%, 12/15/26 (Call 09/15/26)	$50	$49,618
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	50	47,030
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (Call 05/01/26)	40	38,058
Hospitality Properties Trust
5.25%, 02/15/26 (Call 08/15/25)	55	56,074
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	50	46,501
Liberty Property LP
3.25%, 10/01/26 (Call 07/01/26)	25	23,919
Omega Healthcare Investors Inc.
5.25%, 01/15/26 (Call 10/15/25)	50	51,283
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)	50	49,045
3.30%, 01/15/26 (Call 10/15/25)	50	49,527
Spirit Realty LP
4.45%, 09/15/26 (Call 06/15/26)[a]	25	23,974
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	50	47,604
VEREIT Operating Partnership LP
4.88%, 06/01/26 (Call 03/01/26)	50	50,937
Welltower Inc.
4.25%, 04/01/26 (Call 01/01/26)	90	93,049
WP Carey Inc.
4.25%, 10/01/26 (Call 07/01/26)	50	49,010

		1,186,113
RETAIL — 3.55%
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	75	71,157
Home Depot Inc. (The)
3.00%, 04/01/26 (Call 01/01/26)	165	163,451
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	180	170,004
McDonald’s Corp.
3.70%, 01/30/26 (Call 10/30/25)	150	152,047
Target Corp.
2.50%, 04/15/26	110	103,565
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	25	22,943
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	80	78,064

		761,231

412

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2026 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
SEMICONDUCTORS — 0.90%
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	$100	$95,899
NVIDIA Corp.
3.20%, 09/16/26 (Call 06/16/26)	100	96,178

		192,077
SOFTWARE — 3.13%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)[a]	90	85,915
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	100	94,095
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	300	279,576
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	225	211,858

		671,444
STORAGE & WAREHOUSING — 0.22%
Lifestorage LP/CA
3.50%, 07/01/26 (Call 04/01/26)	50	47,799

		47,799
TELECOMMUNICATIONS — 2.16%
AT&T Inc.
4.13%, 02/17/26 (Call 11/17/25)	215	215,419
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	50	47,294
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	25	23,484
Verizon Communications Inc.
2.63%, 08/15/26	195	176,939

		463,136
TRANSPORTATION — 1.76%
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	50	46,680
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)	110	108,867
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	115	110,706
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	90	87,254
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	25	23,607

		377,114

TOTAL CORPORATE BONDS & NOTES
(Cost: $21,664,710)		21,078,416

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 1.09%

MONEY MARKET FUNDS — 1.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[b,c]	235	$234,666

		234,666

TOTAL SHORT-TERM INVESTMENTS
(Cost: $234,666)		234,666

TOTAL INVESTMENTS IN SECURITIES — 99.32%
(Cost: $21,899,376)[d]		21,313,082
Other Assets, Less Liabilities — 0.68%		145,922

NET ASSETS — 100.00%		$21,459,004

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $21,900,313. Net unrealized depreciation was $587,231, of which $19,254 represented gross unrealized appreciation on securities and $606,485 represented gross unrealized depreciation on securities.

413

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS DEC 2026 TERM CORPORATE ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$21,078,416	$—	$21,078,416
Money market funds	234,666	—	—	234,666

Total	$234,666	$21,078,416	$—	$21,313,082

414

Schedule of Investments (Unaudited)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 87.25%

ADVERTISING — 0.10%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$100	$100,464

		100,464
AEROSPACE & DEFENSE — 0.43%
General Dynamics Corp.
1.00%, 11/15/17[a]	150	149,817
United Technologies Corp.
1.80%, 06/01/17	300	300,681

		450,498
AGRICULTURE — 0.60%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	105	109,638
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	75	75,337
Philip Morris International Inc.
1.13%, 08/21/17	400	399,918
Reynolds American Inc.
2.30%, 08/21/17	50	50,225

		635,118
AUTO MANUFACTURERS — 4.64%
American Honda Finance Corp.
0.95%, 05/05/17	450	449,824
1.20%, 07/14/17	100	100,058
1.55%, 12/11/17[a]	300	300,755
Ford Motor Credit Co. LLC
1.72%, 12/06/17	200	199,874
2.15%, 01/09/18	300	300,873
2.38%, 01/16/18[a]	700	703,570
3.00%, 06/12/17	200	201,112
6.63%, 08/15/17	250	256,733
General Motors Financial Co. Inc.
4.75%, 08/15/17	650	661,244
PACCAR Financial Corp.
1.45%, 03/09/18	350	350,094
Toyota Motor Credit Corp.
1.13%, 05/16/17[a]	150	150,059
1.38%, 01/10/18	600	600,150
1.45%, 01/12/18	500	500,420
1.75%, 05/22/17	100	100,231

		4,874,997

Security	Principal (000s)	Value
BANKS — 32.67%
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	$250	$250,045
1.50%, 01/16/18[a]	250	250,037
Bank of America Corp.
1.70%, 08/25/17	600	600,821
2.00%, 01/11/18	950	953,040
5.70%, 05/02/17	250	252,644
5.75%, 12/01/17	625	645,937
6.00%, 09/01/17	450	461,376
Bank of America N.A.
1.65%, 03/26/18	250	250,170
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)[a]	250	250,110
1.40%, 09/11/17[a]	250	250,315
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	375	374,531
Bank of Nova Scotia (The)
1.25%, 04/11/17	300	300,159
1.38%, 12/18/17 (Call 11/18/17)[a]	375	374,667
Barclays PLC
2.00%, 03/16/18	500	499,600
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	75	75,045
1.60%, 08/15/17 (Call 07/14/17)	100	100,155
BNP Paribas SA
2.38%, 09/14/17	300	301,584
BPCE SA
1.63%, 01/26/18	250	249,895
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	250	249,992
1.35%, 10/01/17 (Call 09/01/17)	250	250,038
Capital One Financial Corp.
6.75%, 09/15/17	150	154,722
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250	249,877
1.65%, 02/05/18 (Call 01/05/18)	500	499,545
Citigroup Inc.
1.55%, 08/14/17	900	900,258
1.80%, 02/05/18	250	250,112
1.85%, 11/24/17	250	250,651
6.00%, 08/15/17	100	102,375
6.13%, 11/21/17	850	880,385

415

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Commonwealth Bank of Australia/New York NY
1.63%, 03/12/18	$250	$250,018
1.90%, 09/18/17	500	501,974
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	250	249,557
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18	250	250,085
Credit Suisse AG/New York NY
1.38%, 05/26/17	1,100	1,100,411
6.00%, 02/15/18	465	483,484
Deutsche Bank AG/London
1.35%, 05/30/17	450	449,647
1.88%, 02/13/18	625	622,906
6.00%, 09/01/17	375	383,314
Fifth Third Bank/Cincinnati OH
1.45%, 02/28/18 (Call 01/28/18)	200	199,660
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18[a]	1,050	1,057,382
5.95%, 01/18/18	500	520,280
6.25%, 09/01/17[a]	650	667,614
HSBC USA Inc.
1.30%, 06/23/17	100	100,030
1.50%, 11/13/17	300	299,930
1.63%, 01/16/18	300	300,153
1.70%, 03/05/18	450	449,919
Huntington National Bank (The)
1.70%, 02/26/18 (Call 01/26/18)	250	249,955
Intesa Sanpaolo SpA
3.88%, 01/16/18	450	456,966
Itau CorpBanca
3.13%, 01/15/18	200	201,458
JPMorgan Chase & Co.
Series H
1.70%, 03/01/18 (Call 02/01/18)	575	575,357
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	750	772,112
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	250	250,187
Manufacturers & Traders Trust Co.
1.40%, 07/25/17 (Call 06/25/17)	250	250,180
Morgan Stanley
5.95%, 12/28/17[a]	800	830,954
6.25%, 08/28/17	250	256,741
Series F
5.55%, 04/27/17	600	606,206

Security	Principal (000s)	Value
MUFG Union Bank N.A.
2.13%, 06/16/17	$250	$250,828
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	250	250,098
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[b]	250	249,783
6.00%, 12/07/17[b]	250	259,268
Royal Bank of Canada
1.00%, 04/27/17[a]	125	124,978
1.25%, 06/16/17	250	250,107
1.40%, 10/13/17	250	249,960
1.50%, 01/16/18	375	375,041
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	250	250,038
Societe Generale SA
2.75%, 10/12/17	250	252,160
State Street Corp.
4.96%, 03/15/18	150	154,779
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18[a]	250	249,313
1.75%, 01/16/18	250	249,858
1.80%, 07/18/17	250	250,620
SunTrust Banks Inc.
6.00%, 09/11/17	150	153,968
Svenska Handelsbanken AB
1.63%, 03/21/18	500	499,835
Toronto-Dominion Bank (The)
1.13%, 05/02/17	250	250,056
1.63%, 03/13/18	425	425,519
U.S. Bancorp.
1.65%, 05/15/17 (Call 04/15/17)	250	250,313
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	250	249,907
1.38%, 09/11/17 (Call 08/11/17)	250	250,099
1.45%, 01/29/18 (Call 12/29/17)	250	250,193
UBS AG/Stamford CT
1.38%, 06/01/17	250	250,036
1.38%, 08/14/17	500	500,040
1.80%, 03/26/18	500	500,585
5.88%, 12/20/17[a]	500	518,872
Wachovia Corp.
5.75%, 02/01/18	800	831,528
Wells Fargo & Co.
1.15%, 06/02/17	150	149,999
1.50%, 01/16/18	900	899,343
5.63%, 12/11/17[a]	900	931,135

416

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Wells Fargo Bank N.A.
6.00%, 11/15/17[a]	$250	$258,542
Westpac Banking Corp.
1.20%, 05/19/17[a]	150	150,100
1.50%, 12/01/17	525	525,344
1.60%, 01/12/18	500	500,480

		34,327,291
BEVERAGES — 2.03%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	75	77,863
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	425	424,379
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	250	250,096
Coca-Cola Co. (The)
1.65%, 03/14/18	450	451,728
Diageo Capital PLC
1.50%, 05/11/17	250	250,297
5.75%, 10/23/17	275	283,657
PepsiCo Inc.
1.13%, 07/17/17	250	250,052
1.25%, 08/13/17	150	150,153

		2,138,225
BIOTECHNOLOGY — 1.03%
Amgen Inc.
1.25%, 05/22/17	250	250,008
2.13%, 05/15/17	550	551,439
Biogen Inc.
6.88%, 03/01/18	125	131,913
Celgene Corp.
1.90%, 08/15/17	150	150,393

		1,083,753
BUILDING MATERIALS — 0.09%
Johnson Controls International PLC
1.40%, 11/02/17	100	99,860

		99,860
CHEMICALS — 0.55%
Air Products & Chemicals Inc.
1.20%, 10/15/17	100	99,944
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	125	125,192
Monsanto Co.
1.15%, 06/30/17	150	149,888

Security	Principal (000s)	Value
RPM International Inc.
6.50%, 02/15/18	$100	$104,585
Sherwin-Williams Co. (The)
1.35%, 12/15/17	100	99,871

		579,480
COMMERCIAL SERVICES — 0.36%
Ecolab Inc.
1.45%, 12/08/17	100	99,944
1.55%, 01/12/18	150	150,128
Western Union Co. (The)
2.88%, 12/10/17	125	126,365

		376,437
COMPUTERS — 1.98%
Apple Inc.
0.90%, 05/12/17	100	100,020
1.05%, 05/05/17	350	350,223
1.30%, 02/23/18	250	250,407
International Business Machines Corp.
1.13%, 02/06/18[a]	100	99,916
5.70%, 09/14/17[a]	1,050	1,079,559
NetApp Inc.
2.00%, 12/15/17	200	200,683

		2,080,808
DIVERSIFIED FINANCIAL SERVICES — 5.30%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.75%, 05/15/17	250	250,750
Air Lease Corp.
5.63%, 04/01/17	50	50,312
American Express Co.
6.15%, 08/28/17	600	615,994
7.00%, 03/19/18	825	873,031
American Express Credit Corp.
1.13%, 06/05/17	300	300,004
1.55%, 09/22/17	150	150,075
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	550	567,860
7.25%, 02/01/18	1,050	1,106,973
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	375	375,244
6.38%, 09/01/17	100	103,031
Discover Financial Services
6.45%, 06/12/17	150	152,551

417

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
International Lease Finance Corp.
8.88%, 09/01/17	$160	$166,400
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	200	207,678
NYSE Holdings LLC
2.00%, 10/05/17	150	150,727
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	100	100,070
Visa Inc.
1.20%, 12/14/17	400	399,972

		5,570,672
ELECTRIC — 3.35%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	100	99,983
Appalachian Power Co.
Series K
5.00%, 06/01/17	200	202,282
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	250	250,114
Dominion Resources Inc./VA
Series A
1.40%, 09/15/17	75	74,953
Duke Energy Corp.
1.63%, 08/15/17	200	200,174
Edison International
3.75%, 09/15/17	75	76,033
Exelon Corp.
1.55%, 06/09/17	250	249,986
Exelon Generation Co. LLC
6.20%, 10/01/17	75	77,276
Kansas City Power & Light Co.
6.38%, 03/01/18	450	470,912
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	325	325,303
Oncor Electric Delivery Co. LLC
5.00%, 09/30/17	150	153,387
Pacific Gas & Electric Co.
5.63%, 11/30/17	75	77,522
PECO Energy Co.
5.35%, 03/01/18	250	259,660
Southern California Edison Co.
Series 14-B
1.13%, 05/01/17	450	450,111

Security	Principal (000s)	Value
Southern Co. (The)
1.30%, 08/15/17	$100	$99,991
TransAlta Corp.
1.90%, 06/03/17	250	249,688
Virginia Electric & Power Co.
5.95%, 09/15/17	200	205,518

		3,522,893
ELECTRONICS — 0.27%
Amphenol Corp.
1.55%, 09/15/17	100	100,056
Tech Data Corp.
3.75%, 09/21/17	50	50,677
Tyco Electronics Group SA
6.55%, 10/01/17	125	129,361

		280,094
ENVIRONMENTAL CONTROL — 0.10%
Waste Management Inc.
6.10%, 03/15/18	100	105,033

		105,033
FOOD — 1.42%
Campbell Soup Co.
3.05%, 07/15/17	100	100,764
General Mills Inc.
1.40%, 10/20/17	300	300,290
JM Smucker Co. (The)
1.75%, 03/15/18	100	100,161
Kraft Heinz Foods Co.
1.60%, 06/30/17	400	400,259
2.25%, 06/05/17	125	125,437
Kroger Co. (The)
6.40%, 08/15/17	100	102,568
Sysco Corp.
5.25%, 02/12/18	250	259,168
Unilever Capital Corp.
0.85%, 08/02/17	100	99,883

		1,488,530
GAS — 0.18%
NiSource Finance Corp.
6.40%, 03/15/18	180	188,676

		188,676
HEALTH CARE — PRODUCTS — 1.16%
Becton Dickinson and Co.
1.80%, 12/15/17	335	335,859

418

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Covidien International Finance SA
6.00%, 10/15/17	$175	$180,953
CR Bard Inc.
1.38%, 01/15/18	100	99,874
Medtronic Inc.
1.50%, 03/15/18	400	399,880
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	100	100,323
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	100	100,027

		1,216,916
HEALTH CARE — SERVICES — 1.30%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	150	150,025
Anthem Inc.
1.88%, 01/15/18	130	130,261
5.88%, 06/15/17	200	203,268
Laboratory Corp. of America Holdings
2.20%, 08/23/17	125	125,509
UnitedHealth Group Inc.
1.40%, 12/15/17	475	475,057
6.00%, 02/15/18	275	287,587

		1,371,707
HOUSEHOLD PRODUCTS & WARES — 0.20%
Clorox Co. (The)
5.95%, 10/15/17	100	103,232
Kimberly-Clark Corp.
6.13%, 08/01/17	100	102,465

		205,697
HOUSEWARES — 0.10%
Newell Brands Inc.
2.05%, 12/01/17	100	100,344

		100,344
INSURANCE — 1.84%
American International Group Inc.
5.85%, 01/16/18	275	286,066
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	250	250,422
Berkshire Hathaway Inc.
1.55%, 02/09/18	325	325,582
Kemper Corp.
6.00%, 05/15/17	100	101,268
MetLife Inc.
1.76%, 12/15/17	375	376,036

Security	Principal (000s)	Value
Prudential Financial Inc. Series D
6.00%, 12/01/17	$405	$419,946
Voya Financial Inc.
2.90%, 02/15/18	175	176,985

		1,936,305
INTERNET — 1.05%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	200	199,607
Amazon.com Inc.
1.20%, 11/29/17	150	149,992
Baidu Inc.
2.25%, 11/28/17	200	200,595
eBay Inc.
1.35%, 07/15/17	200	200,010
2.50%, 03/09/18	250	252,225
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	100	100,284

		1,102,713
LEISURE TIME — 0.10%
Carnival Corp.
1.88%, 12/15/17	100	100,387

		100,387
LODGING — 0.10%
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	100	100,612

		100,612
MACHINERY — 1.62%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	250	250,141
1.50%, 02/23/18	250	249,922
Series G
1.25%, 11/06/17	250	249,886
John Deere Capital Corp.
1.20%, 10/10/17	250	250,075
1.35%, 01/16/18	100	100,008
1.55%, 12/15/17	300	300,809
2.80%, 09/18/17	150	151,411
Roper Technologies Inc.
1.85%, 11/15/17	150	150,344

		1,702,596
MANUFACTURING — 2.57%
3M Co.
1.00%, 06/26/17	100	100,072

419

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Eaton Corp.
1.50%, 11/02/17	$250	$250,072
General Electric Co.
2.30%, 04/27/17	450	451,112
5.25%, 12/06/17[a]	800	826,877
5.63%, 09/15/17	1,045	1,073,896

		2,702,029
MEDIA — 1.66%
Comcast Corp.
5.88%, 02/15/18	405	423,420
6.30%, 11/15/17	250	259,832
Thomson Reuters Corp.
1.65%, 09/29/17	100	100,160
Time Warner Cable LLC
5.85%, 05/01/17	425	429,643
Viacom Inc.
6.13%, 10/05/17	100	102,859
Walt Disney Co. (The)
1.10%, 12/01/17	425	424,632

		1,740,546
METAL FABRICATE & HARDWARE — 0.43%
Precision Castparts Corp.
1.25%, 01/15/18	450	449,748

		449,748
MINING — 0.34%
Glencore Canada Corp.
5.50%, 06/15/17	250	253,750
Goldcorp Inc.
2.13%, 03/15/18	100	100,372

		354,122
OFFICE & BUSINESS EQUIPMENT — 0.16%
Pitney Bowes Inc.
5.75%, 09/15/17[a]	162	165,554

		165,554
OIL & GAS — 5.38%
BP Capital Markets PLC
1.38%, 11/06/17	275	274,943
1.67%, 02/13/18	350	350,451
1.85%, 05/05/17	150	150,285
Canadian Natural Resources Ltd.
1.75%, 01/15/18	150	149,912
5.70%, 05/15/17	340	344,005

Security	Principal (000s)	Value
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	$300	$299,549
1.35%, 11/15/17	700	700,275
1.37%, 03/02/18	350	349,818
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	200	199,338
Exxon Mobil Corp.
1.31%, 03/06/18	600	600,204
1.44%, 03/01/18	100	100,143
Marathon Oil Corp.
6.00%, 10/01/17	510	523,616
Nabors Industries Inc.
6.15%, 02/15/18	225	234,563
Phillips 66
2.95%, 05/01/17	325	326,381
Shell International Finance BV
1.13%, 08/21/17	200	199,977
1.25%, 11/10/17	250	250,135
Total Capital Canada Ltd.
1.45%, 01/15/18[a]	600	600,540

		5,654,135
OIL & GAS SERVICES — 0.09%
FMC Technologies Inc.
2.00%, 10/01/17	100	100,095

		100,095
PHARMACEUTICALS — 3.74%
Actavis Funding SCS
2.35%, 03/12/18	1,000	1,006,320
Actavis Inc.
1.88%, 10/01/17	250	250,479
AmerisourceBergen Corp.
1.15%, 05/15/17	100	100,009
AstraZeneca PLC
5.90%, 09/15/17	450	462,733
Bristol-Myers Squibb Co.
0.88%, 08/01/17	100	99,869
Cardinal Health Inc.
1.70%, 03/15/18	100	99,974
Express Scripts Holding Co.
1.25%, 06/02/17	250	249,987
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	300	300,339

420

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Johnson & Johnson
1.13%, 11/21/17[a]	$100	$100,064
5.55%, 08/15/17[a]	200	204,847
McKesson Corp.
1.40%, 03/15/18	100	99,500
Medco Health Solutions Inc.
7.13%, 03/15/18	175	184,970
Merck & Co. Inc.
1.10%, 01/31/18[a]	300	299,625
Pfizer Inc.
1.10%, 05/15/17	350	350,055
Zoetis Inc.
1.88%, 02/01/18	125	124,950

		3,933,721
PIPELINES — 1.42%
Buckeye Partners LP
6.05%, 01/15/18	50	51,953
Enterprise Products Operating LLC
Series L
6.30%, 09/15/17	100	102,949
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	300	312,417
Kinder Morgan Inc./DE
2.00%, 12/01/17	325	325,753
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	200	200,461
Southern Natural Gas Co. LLC
5.90%, 04/01/17[c]	100	100,763
TransCanada PipeLines Ltd.
1.63%, 11/09/17	250	249,965
1.88%, 01/12/18	150	150,351

		1,494,612
REAL ESTATE INVESTMENT TRUSTS — 1.43%
American Tower Corp.
4.50%, 01/15/18	275	281,988
Equity Commonwealth
6.65%, 01/15/18 (Call 07/15/17)[a]	50	51,098
Hospitality Properties Trust
6.70%, 01/15/18 (Call 07/15/17)	100	102,265
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	75	76,407
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	300	300,429
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	150	150,584

Security	Principal (000s)	Value
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	$230	$230,518
Welltower Inc.
2.25%, 03/15/18	305	306,735

		1,500,024
RETAIL — 2.26%
Costco Wholesale Corp.
1.13%, 12/15/17	400	399,688
Dollar General Corp.
4.13%, 07/15/17	100	101,227
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	100	100,080
Macy’s Retail Holdings Inc.
7.45%, 07/15/17	100	102,686
McDonald’s Corp.
5.35%, 03/01/18	275	285,964
Nordstrom Inc.
6.25%, 01/15/18	300	313,068
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	50	50,303
Target Corp.
6.00%, 01/15/18	100	104,375
Wal-Mart Stores Inc.
5.38%, 04/05/17	300	302,222
5.80%, 02/15/18	300	314,136
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	300	300,605

		2,374,354
SEMICONDUCTORS — 0.76%
Altera Corp.
1.75%, 05/15/17	100	100,238
Intel Corp.
1.35%, 12/15/17	700	700,913

		801,151
SOFTWARE — 0.86%
Autodesk Inc.
1.95%, 12/15/17	100	100,159
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	100	101,282
Fidelity National Information Services Inc.
1.45%, 06/05/17	75	75,051

421

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Microsoft Corp.
0.88%, 11/15/17	$100	$99,911
Oracle Corp.
1.20%, 10/15/17	525	525,186

		901,589
TELECOMMUNICATIONS — 2.74%
AT&T Inc.
1.40%, 12/01/17[a]	600	599,106
1.75%, 01/15/18[a]	500	500,395
5.50%, 02/01/18	450	466,772
British Telecommunications PLC
5.95%, 01/15/18	200	208,108
Cisco Systems Inc.
1.40%, 02/28/18	275	275,440
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	100	100,010
Qwest Corp.
6.50%, 06/01/17	100	101,375
Telefonica Emisiones SAU
6.22%, 07/03/17	125	127,386
Verizon Communications Inc.
5.50%, 02/15/18	75	78,100
Vodafone Group PLC
1.50%, 02/19/18	425	423,848

		2,880,540
TOYS, GAMES & HOBBIES — 0.09%
Mattel Inc.
1.70%, 03/15/18	100	99,809

		99,809
TRANSPORTATION — 0.60%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	100	101,131
5.75%, 03/15/18	150	156,969
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	75	75,508
United Parcel Service Inc.
1.13%, 10/01/17	300	299,968

		633,576
WATER — 0.15%
American Water Capital Corp.
6.09%, 10/15/17	150	154,993

		154,993

TOTAL CORPORATE BONDS & NOTES
(Cost: $91,581,643)		91,680,704

Security	Shares (000s)	Value
INVESTMENT COMPANIES — 4.78%
iShares iBonds Mar 2018 Term Corporate ex-Financials ETF[b]	204	$5,024,520

TOTAL INVESTMENT COMPANIES
(Cost: $4,980,453)		5,024,520

SHORT-TERM INVESTMENTS — 15.34%

MONEY MARKET FUNDS — 15.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	8,516	8,518,576
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	7,594	7,594,348

		16,112,924

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,111,713)		16,112,924

TOTAL INVESTMENTS IN SECURITIES — 107.37%
(Cost: $112,673,809)[g]		112,818,148
Other Assets, Less Liabilities — (7.37)%		(7,740,414)

NET ASSETS — 100.00%		$105,077,734

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $112,673,809. Net unrealized appreciation was $144,339, of which $166,783 represented gross unrealized appreciation on securities and $22,444 represented gross unrealized depreciation on securities.

422

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ETF

January 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares or Principal held at beginning of period (000s)	Shares or Principal purchased (000s)	Shares or Principal sold (000s)	Shares or Principal held at end of period (000s)	Value at end of period	Dividends or Interest income	Net realized gain (loss)
iShares iBonds Mar 2018 Term Corporate ex-Financials ETF	$204	$—	$—	$204	$5,024,520	$18,990	$—
PNC Bank N.A.
1.50%, 02/23/18	250	—	—	250	249,783	1,076	—
6.00%, 12/07/17	250	—	—	250	259,268	1,033	—

					$5,533,571	$21,099	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$91,680,704	$—	$91,680,704
Investment companies	5,024,520	—	—	5,024,520
Money market funds	16,112,924	—	—	16,112,924

Total	$21,137,444	$91,680,704	$—	$112,818,148

423

Schedule of Investments (Unaudited)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 96.55%

AEROSPACE & DEFENSE — 2.77%
General Dynamics Corp.
1.00%, 11/15/17[a]	$600	$599,268
United Technologies Corp.
1.80%, 06/01/17	1,850	1,854,201

		2,453,469
AGRICULTURE — 2.12%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	500	522,085
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	208	208,934
Philip Morris International Inc.
1.13%, 08/21/17	500	499,898
1.25%, 08/11/17	600	600,340
1.25%, 11/09/17[a]	52	51,988

		1,883,245
AUTO MANUFACTURERS — 6.41%
American Honda Finance Corp.
0.95%, 05/05/17	400	399,844
1.20%, 07/14/17	600	600,345
1.50%, 03/13/18	500	500,260
1.55%, 12/11/17[a]	500	501,258
Ford Motor Credit Co. LLC
1.68%, 09/08/17	500	500,272
1.72%, 12/06/17	250	249,842
3.00%, 06/12/17	200	201,112
PACCAR Financial Corp.
1.40%, 11/17/17	652	653,138
Toyota Motor Credit Corp.
1.25%, 10/05/17	800	800,160
1.38%, 01/10/18	251	251,063
1.45%, 01/12/18	525	525,441
1.75%, 05/22/17	500	501,155

		5,683,890
BEVERAGES — 6.07%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18[a]	300	299,562
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	300	300,115
Beam Suntory Inc.
1.88%, 05/15/17	100	100,169

Security	Principal (000s)	Value
Brown-Forman Corp.
1.00%, 01/15/18	$200	$199,388
Coca-Cola Co. (The)
1.65%, 03/14/18	900	903,456
Diageo Capital PLC
1.50%, 05/11/17	1,600	1,601,901
5.75%, 10/23/17	415	428,064
PepsiCo Inc.
1.13%, 07/17/17	750	750,156
1.25%, 08/13/17	800	800,819

		5,383,630
BIOTECHNOLOGY — 1.01%
Amgen Inc.
1.25%, 05/22/17	25	25,001
2.13%, 05/15/17	400	401,047
5.85%, 06/01/17	100	101,422
Biogen Inc.
6.88%, 03/01/18	250	263,825
Celgene Corp.
1.90%, 08/15/17	100	100,262

		891,557
CHEMICALS — 1.40%
Air Products & Chemicals Inc.
1.20%, 10/15/17	325	324,818
Monsanto Co.
1.15%, 06/30/17	50	49,963
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	150	151,860
Praxair Inc.
1.05%, 11/07/17	200	199,752
Rohm & Haas Co.
6.00%, 09/15/17	109	112,092
Sherwin-Williams Co. (The)
1.35%, 12/15/17	400	399,484

		1,237,969
COMMERCIAL SERVICES — 0.34%
Ecolab Inc.
1.45%, 12/08/17	100	99,944
Western Union Co. (The)
2.88%, 12/10/17	200	202,184

		302,128

424

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2017

Security	Principal (000s)	Value
COMPUTERS — 4.62%
Apple Inc.
0.90%, 05/12/17	$550	$550,111
1.05%, 05/05/17[a]	900	900,573
1.30%, 02/23/18	300	300,489
International Business Machines Corp.
1.25%, 02/08/18	500	499,830
5.70%, 09/14/17	1,700	1,747,857
NetApp Inc.
2.00%, 12/15/17	100	100,341

		4,099,201
DIVERSIFIED FINANCIAL SERVICES — 2.50%
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	300	299,959
5.45%, 04/10/17	400	403,301
5.45%, 02/01/18	400	415,356
Visa Inc.
1.20%, 12/14/17	1,100	1,099,922

		2,218,538
ELECTRIC — 6.18%
Alabama Power Co.
5.50%, 10/15/17	100	102,925
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	200	199,965
Commonwealth Edison Co.
5.80%, 03/15/18	283	296,222
Dominion Resources Inc./VA Series A
1.40%, 09/15/17	200	199,875
Duke Energy Carolinas LLC
5.25%, 01/15/18	154	159,590
Duke Energy Corp.
1.63%, 08/15/17	400	400,348
Exelon Generation Co. LLC
6.20%, 10/01/17	700	721,243
Georgia Power Co. Series B
5.70%, 06/01/17	300	304,457
MidAmerican Energy Co.
5.30%, 03/15/18	600	624,912

Security	Principal (000s)	Value
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	$250	$250,233
2.06%, 09/01/17	250	250,938
Northern States Power Co./MN
5.25%, 03/01/18	400	416,092
Pacific Gas & Electric Co.
5.63%, 11/30/17	50	51,681
PECO Energy Co.
5.35%, 03/01/18	300	311,592
Pennsylvania Electric Co.
6.05%, 09/01/17	86	88,019
Southern California Edison Co.
Series 14-B
1.13%, 05/01/17	500	500,124
Southern Co. (The)
1.30%, 08/15/17	200	199,982
Southern Power Co.
1.85%, 12/01/17	175	175,497
Union Electric Co.
6.40%, 06/15/17	129	131,367
Virginia Electric & Power Co.
1.20%, 01/15/18 (Call 12/15/17)	100	99,672

		5,484,734
ENGINEERING & CONSTRUCTION —0.40%
ABB Finance USA Inc.
1.63%, 05/08/17	350	350,588

		350,588
ENVIRONMENTAL CONTROL — 0.36%
Waste Management Inc.
6.10%, 03/15/18	300	315,099

		315,099
FOOD — 1.43%
Kellogg Co.
1.75%, 05/17/17	100	100,213
Kraft Heinz Foods Co.
2.25%, 06/05/17	200	200,699
Kroger Co. (The)
6.40%, 08/15/17	86	88,208
Mondelez International Inc.
6.50%, 08/11/17	200	205,163
Sysco Corp.
5.25%, 02/12/18	100	103,667

425

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2017

Security	Principal (000s)	Value
Unilever Capital Corp.
0.85%, 08/02/17	$574	$573,330

		1,271,280
GAS — 0.23%
NiSource Finance Corp.
6.40%, 03/15/18	100	104,820
Sempra Energy
2.30%, 04/01/17	100	100,163

		204,983
HEALTH CARE — PRODUCTS — 2.04%
Becton Dickinson and Co.
1.80%, 12/15/17	232	232,595
Covidien International Finance SA
6.00%, 10/15/17	380	392,927
CR Bard Inc.
1.38%, 01/15/18	100	99,874
Medtronic Inc.
1.50%, 03/15/18	1,000	999,700
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	86	86,278

		1,811,374
HEALTH CARE — SERVICES — 0.11%
Catholic Health Initiatives
1.60%, 11/01/17	100	100,041

		100,041
HOUSEHOLD PRODUCTS & WARES — 0.69%
Kimberly-Clark Corp.
6.13%, 08/01/17	600	614,791

		614,791
HOUSEWARES — 0.08%
Newell Brands Inc.
2.05%, 12/01/17[a]	75	75,258

		75,258
INTERNET — 2.26%
Alibaba Group Holding Ltd.
1.63%, 11/28/17[a]	600	598,822
Amazon.com Inc.
1.20%, 11/29/17	200	199,989
Baidu Inc.
2.25%, 11/28/17	500	501,486
eBay Inc.
1.35%, 07/15/17	500	500,026

Security	Principal (000s)	Value
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	$200	$200,568

		2,000,891
IRON & STEEL — 0.17%
Nucor Corp.
5.75%, 12/01/17	150	154,964

		154,964
LEISURE TIME — 0.32%
Carnival Corp.
1.88%, 12/15/17	287	288,110

		288,110
MACHINERY — 5.26%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	100	100,056
1.30%, 03/01/18	500	498,540
1.50%, 02/23/18	200	199,938
1.63%, 06/01/17[a]	1,131	1,132,676
Series G
1.25%, 11/06/17[a]	275	274,875
John Deere Capital Corp.
1.20%, 10/10/17[a]	300	300,090
1.30%, 03/12/18	1,000	998,400
1.35%, 01/16/18	510	510,041
1.55%, 12/15/17	250	250,674
2.80%, 09/18/17	200	201,881
Roper Technologies Inc.
1.85%, 11/15/17	200	200,459

		4,667,630
MANUFACTURING — 3.51%
3M Co.
1.00%, 06/26/17	500	500,360
Eaton Corp.
1.50%, 11/02/17	300	300,086
General Electric Co.
1.25%, 05/15/17 (Call 04/13/17)	250	250,192
2.30%, 04/27/17	50	50,124
5.25%, 12/06/17[a]	1,700	1,757,113
5.63%, 09/15/17[a]	50	51,383
Pentair Finance SA
1.88%, 09/15/17	200	200,208

		3,109,466

426

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2017

Security	Principal (000s)	Value
MEDIA — 4.33%
CBS Corp.
1.95%, 07/01/17	$287	$287,609
Comcast Corp.
5.88%, 02/15/18	434	453,738
6.30%, 11/15/17	1,250	1,299,160
Walt Disney Co. (The)
0.88%, 05/30/17	300	299,999
1.10%, 12/01/17	1,500	1,498,701

		3,839,207
METAL FABRICATE & HARDWARE — 0.68%
Precision Castparts Corp.
1.25%, 01/15/18	600	599,664

		599,664
MINING — 0.17%
Goldcorp Inc.
2.13%, 03/15/18	150	150,558

		150,558
OFFICE & BUSINESS EQUIPMENT — 0.02%
Pitney Bowes Inc.
5.75%, 09/15/17	16	16,351

		16,351
OIL & GAS — 12.15%
BP Capital Markets PLC
1.38%, 11/06/17	600	599,875
1.67%, 02/13/18	775	776,000
1.85%, 05/05/17	800	801,522
Canadian Natural Resources Ltd.
1.75%, 01/15/18	100	99,941
5.70%, 05/15/17	300	303,534
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	700	698,948
1.34%, 11/09/17[a]	525	525,745
1.35%, 11/15/17	400	400,157
1.37%, 03/02/18	600	599,688
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	200	199,338
EOG Resources Inc.
5.88%, 09/15/17	100	102,655
Exxon Mobil Corp.
0.92%, 03/15/17	57	57,017
1.31%, 03/06/18	1,250	1,250,425
1.44%, 03/01/18[a]	600	600,858

Security	Principal (000s)	Value
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	$300	$300,078
Phillips 66
2.95%, 05/01/17	300	301,274
Shell International Finance BV
1.13%, 08/21/17	600	599,930
1.25%, 11/10/17	700	700,379
Total Capital Canada Ltd.
1.45%, 01/15/18[a]	600	600,540
Total Capital International SA
1.55%, 06/28/17[a]	1,000	1,001,386
XTO Energy Inc.
6.25%, 08/01/17	250	256,215

		10,775,505
OIL & GAS SERVICES — 0.17%
National Oilwell Varco Inc.
1.35%, 12/01/17	150	149,466

		149,466
PHARMACEUTICALS — 8.66%
Actavis Funding SCS
2.35%, 03/12/18	200	201,264
Actavis Inc.
1.88%, 10/01/17	300	300,575
Allergan Inc./U.S.
1.35%, 03/15/18[a]	100	99,447
AstraZeneca PLC
5.90%, 09/15/17	1,100	1,131,124
Bristol-Myers Squibb Co.
0.88%, 08/01/17[a]	500	499,345
Cardinal Health Inc.
1.70%, 03/15/18	150	149,961
Eli Lilly & Co.
1.25%, 03/01/18	350	349,804
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	1,300	1,301,469
Johnson & Johnson
1.13%, 11/21/17[a]	52	52,033
5.55%, 08/15/17	1,000	1,024,237
McKesson Corp.
1.40%, 03/15/18	200	199,000
Medco Health Solutions Inc.
7.13%, 03/15/18	300	317,091
Merck & Co. Inc.
1.10%, 01/31/18[a]	700	699,125

427

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2017

Security	Principal (000s)	Value
Pfizer Inc.
1.10%, 05/15/17	$600	$600,094
4.65%, 03/01/18	251	259,624
Wyeth LLC
5.45%, 04/01/17	300	302,255
Zoetis Inc.
1.88%, 02/01/18	200	199,920

		7,686,368
PIPELINES — 2.06%
Enterprise Products Operating LLC
Series L
6.30%, 09/15/17	200	205,898
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	500	520,695
Questar Pipeline LLC
5.83%, 02/01/18	100	103,702
TransCanada PipeLines Ltd.
1.63%, 11/09/17[a]	700	699,904
1.88%, 01/12/18	300	300,702

		1,830,901
RETAIL — 5.49%
Costco Wholesale Corp.
1.13%, 12/15/17	700	699,455
Dollar General Corp.
4.13%, 07/15/17	100	101,227
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	500	500,397
Macy’s Retail Holdings Inc.
7.45%, 07/15/17	50	51,343
McDonald’s Corp.
5.35%, 03/01/18	200	207,974
5.80%, 10/15/17	150	154,661
Nordstrom Inc.
6.25%, 01/15/18	200	208,712
Target Corp.
6.00%, 01/15/18	1,000	1,043,750
Wal-Mart Stores Inc.
5.38%, 04/05/17	600	604,445
5.80%, 02/15/18	1,100	1,151,832
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	150	150,302

		4,874,098

Security	Principal (000s)	Value
SEMICONDUCTORS — 2.37%
Altera Corp.
1.75%, 05/15/17	$300	$300,716
Intel Corp.
1.35%, 12/15/17	1,800	1,802,347

		2,103,063
SOFTWARE — 2.76%
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	100	101,282
Fidelity National Information Services Inc.
1.45%, 06/05/17	100	100,068
Microsoft Corp.
0.88%, 11/15/17	500	499,555
Oracle Corp.
1.20%, 10/15/17	1,750	1,750,618

		2,451,523
TELECOMMUNICATIONS — 3.94%
America Movil SAB de CV
5.63%, 11/15/17	400	412,258
AT&T Inc.
1.40%, 12/01/17	200	199,702
1.70%, 06/01/17	100	100,112
1.75%, 01/15/18	100	100,079
5.50%, 02/01/18	200	207,454
British Telecommunications PLC
5.95%, 01/15/18	200	208,108
Cisco Systems Inc.
1.40%, 02/28/18	800	801,280
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	495	495,050
Telefonica Emisiones SAU
6.22%, 07/03/17	233	237,448
Verizon Communications Inc.
1.10%, 11/01/17	100	99,773
5.50%, 02/15/18	200	208,266
Vodafone Group PLC
1.25%, 09/26/17	125	124,799
1.50%, 02/19/18	300	299,187

		3,493,516
TRANSPORTATION — 3.35%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	200	202,263
5.75%, 03/15/18[a]	800	837,168

428

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2017

Security	Principal or Shares (000s)	Value
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	$233	$234,577
United Parcel Service Inc.
1.13%, 10/01/17	1,300	1,299,862
5.50%, 01/15/18	379	393,827

		2,967,697
WATER — 0.12%
American Water Capital Corp.
6.09%, 10/15/17	100	103,329

		103,329

TOTAL CORPORATE BONDS & NOTES
(Cost: $85,653,580)		85,644,082

SHORT-TERM INVESTMENTS — 10.99%

MONEY MARKET FUNDS — 10.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[b,c,d]	7,028	7,030,145
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[b,c]	2,721	2,720,693

		9,750,838

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,749,868)		9,750,838

TOTAL INVESTMENTS IN SECURITIES — 107.54%
(Cost: $95,403,448)[e]		95,394,920
Other Assets, Less Liabilities — (7.54)%		(6,686,130)

NET ASSETS — 100.00%		$88,708,790

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.
[e]	The cost of investments for federal income tax purposes was $95,404,168. Net unrealized depreciation was $9,248, of which $52,094 represented gross unrealized appreciation on securities and $61,342 represented gross unrealized depreciation on securities.

429

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$85,644,082	$—	$85,644,082
Money market funds	9,750,838	—	—	9,750,838

Total	$9,750,838	$85,644,082	$—	$95,394,920

430

Schedule of Investments (Unaudited)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 94.30%

AEROSPACE & DEFENSE — 0.88%
Boeing Capital Corp.
4.70%, 10/27/19	$150	$161,598
Boeing Co. (The)
4.88%, 02/15/20	100	108,419
L3 Technologies Inc.
5.20%, 10/15/19	245	263,507
Lockheed Martin Corp.
4.25%, 11/15/19	200	212,844

		746,368
AGRICULTURE — 1.07%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[a]	275	278,935
9.25%, 08/06/19	125	147,061
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	70	80,096
Philip Morris International Inc.
4.50%, 03/26/20	200	213,898
Reynolds American Inc.
8.13%, 06/23/19	170	193,258

		913,248
AUTO MANUFACTURERS — 3.58%
American Honda Finance Corp.
2.25%, 08/15/19	250	251,497
Ford Motor Credit Co. LLC
1.90%, 08/12/19	200	197,256
2.02%, 05/03/19	200	198,178
2.46%, 03/27/20	200	198,392
2.60%, 11/04/19	200	200,118
8.13%, 01/15/20	300	345,468
General Motors Financial Co. Inc.
2.40%, 05/09/19	300	299,070
3.15%, 01/15/20 (Call 12/15/19)	400	403,672
PACCAR Financial Corp.
1.30%, 05/10/19	250	247,210
Toyota Motor Credit Corp.
1.40%, 05/20/19	250	247,530
2.13%, 07/18/19	200	201,064
2.15%, 03/12/20	250	250,385

		3,039,840

Security	Principal (000s)	Value
BANKS — 31.80%
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	$250	$250,937
Bank of America Corp.
2.65%, 04/01/19[a]	675	682,405
7.63%, 06/01/19	600	671,970
Bank of New York Mellon Corp. (The)
2.20%, 05/15/19 (Call 04/15/19)	250	251,777
2.30%, 09/11/19 (Call 08/11/19)	415	419,138
Series G
2.15%, 02/24/20 (Call 01/24/20)	250	250,595
Bank of Nova Scotia (The)
2.05%, 06/05/19	250	250,300
Barclays Bank PLC
6.75%, 05/22/19	450	494,005
Barclays PLC
2.75%, 11/08/19	400	401,040
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	300	302,694
6.85%, 04/30/19	200	220,820
BPCE SA
2.25%, 01/27/20	250	248,622
2.50%, 07/15/19	250	251,323
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	250	247,447
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	100	99,044
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	300	302,427
Capital One N.A./Mclean VA
1.85%, 09/13/19 (Call 08/13/19)	500	495,770
Citigroup Inc.
2.40%, 02/18/20	500	499,785
2.50%, 07/29/19	450	453,060
2.55%, 04/08/19	650	655,635
8.50%, 05/22/19	200	227,628
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	100	99,967
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	250	250,973
2.30%, 03/12/20	250	249,500

431

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	$250	$246,000
2.25%, 01/14/20[a]	250	250,035
Credit Suisse AG/New York NY
2.30%, 05/28/19	250	250,930
5.30%, 08/13/19	300	322,983
5.40%, 01/14/20[a]	140	150,459
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	500	498,155
Deutsche Bank AG
2.85%, 05/10/19[a]	300	300,669
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	200	197,608
2.38%, 04/25/19 (Call 03/25/19)	200	201,568
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	650	654,596
5.38%, 03/15/20	650	704,509
HSBC USA Inc.
2.25%, 06/23/19[a]	300	300,549
2.35%, 03/05/20	500	497,505
JPMorgan Chase & Co.
2.20%, 10/22/19	500	501,405
2.25%, 01/23/20 (Call 12/23/19)	850	851,793
4.95%, 03/25/20	500	539,470
6.30%, 04/23/19	350	382,140
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	250	246,943
2.50%, 12/15/19	250	252,035
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	250	249,853
Morgan Stanley
2.38%, 07/23/19	100	100,477
2.65%, 01/27/20	650	655,070
5.50%, 01/26/20	200	217,464
5.63%, 09/23/19	800	866,952
7.30%, 05/13/19	500	555,490
MUFG Union Bank N.A.
2.25%, 05/06/19 (Call 04/06/19)	250	249,953
PNC Bank N.A.
2.25%, 07/02/19 (Call 06/02/19)[b]	250	251,735
2.40%, 10/18/19 (Call 09/18/19)[b]	500	504,485
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20[b]	300	324,678

Security	Principal (000s)	Value
Royal Bank of Canada
1.63%, 04/15/19	$400	$397,128
2.15%, 03/06/20	250	249,338
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	200	217,750
Santander Holdings USA Inc.
2.70%, 05/24/19 (Call 04/24/19)	250	249,853
Santander UK PLC
2.35%, 09/10/19	250	250,798
2.38%, 03/16/20	300	298,704
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	250	245,707
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	500	500,500
Svenska Handelsbanken AB
1.50%, 09/06/19	250	246,318
2.25%, 06/17/19	250	251,027
Toronto-Dominion Bank (The)
2.25%, 11/05/19	645	648,225
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	200	201,730
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	750	753,585
UBS AG/Stamford CT
2.35%, 03/26/20	250	249,310
2.38%, 08/14/19	500	502,745
Wells Fargo & Co.
2.13%, 04/22/19[a]	550	552,211
Series N
2.15%, 01/30/20	650	648,180
Westpac Banking Corp.
1.60%, 08/19/19	100	98,737
4.88%, 11/19/19	800	857,040

		27,021,257
BEVERAGES — 1.01%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20[a]	525	572,654
Dr Pepper Snapple Group Inc.
2.00%, 01/15/20	100	99,412
PepsiCo Inc.
4.50%, 01/15/20	175	188,041

		860,107

432

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
BIOTECHNOLOGY — 0.77%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	$350	$352,468
Celgene Corp.
2.25%, 05/15/19	100	100,227
Gilead Sciences Inc.
2.05%, 04/01/19	100	100,428
2.35%, 02/01/20	100	100,610

		653,733
CHEMICALS — 2.30%
Dow Chemical Co. (The)
8.55%, 05/15/19	480	548,194
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)[a]	250	252,787
EI du Pont de Nemours & Co.
4.63%, 01/15/20	200	213,886
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	350	370,216
Methanex Corp.
3.25%, 12/15/19	100	99,875
Monsanto Co.
2.13%, 07/15/19	75	74,995
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20	100	106,162
6.50%, 05/15/19	75	81,715
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	100	101,289
Praxair Inc.
4.50%, 08/15/19	100	106,322

		1,955,441
COMPUTERS — 2.45%
Apple Inc.
1.10%, 08/02/19	100	98,559
2.10%, 05/06/19	850	857,769
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[c]	675	688,628
International Business Machines Corp.
1.80%, 05/17/19	200	200,514
8.38%, 11/01/19	200	234,446

		2,079,916

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.12%
Procter & Gamble Co. (The)
1.90%, 11/01/19	$100	$100,798

		100,798
DIVERSIFIED FINANCIAL SERVICES — 3.92%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19	250	255,625
American Express Credit Corp.
2.25%, 08/15/19	700	704,606
Ameriprise Financial Inc.
5.30%, 03/15/20	150	162,753
International Lease Finance Corp.
5.88%, 04/01/19	200	213,000
6.25%, 05/15/19	250	269,375
Jefferies Group LLC
8.50%, 07/15/19[a]	155	176,469
Legg Mason Inc.
2.70%, 07/15/19	115	115,859
MasterCard Inc.
2.00%, 04/01/19	100	100,800
Nasdaq Inc.
5.55%, 01/15/20	150	162,020
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	250	248,967
Nomura Holdings Inc.
6.70%, 03/04/20	300	335,187
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	375	375,563
3.00%, 08/15/19 (Call 07/15/19)	100	101,328
TD Ameritrade Holding Corp.
5.60%, 12/01/19	100	109,529

		3,331,081
ELECTRIC — 3.10%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	200	200,936
CMS Energy Corp.
8.75%, 06/15/19	250	286,760
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	200	202,584
5.20%, 08/15/19	100	107,402
Series B
1.60%, 08/15/19	100	98,641

433

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	$100	$100,543
Duke Energy Corp.
5.05%, 09/15/19	300	321,828
Eversource Energy
4.50%, 11/15/19	50	53,015
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	100	101,295
5.20%, 10/01/19	100	107,244
Kansas City Power & Light Co.
7.15%, 04/01/19	100	110,627
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	25	25,165
2.70%, 09/15/19 (Call 08/15/19)	100	101,196
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)[a]	100	100,102
Portland General Electric Co.
6.10%, 04/15/19	25	27,191
Public Service Co. of Colorado
5.13%, 06/01/19	100	107,128
Public Service Electric & Gas Co.
Series I
1.80%, 06/01/19 (Call 05/01/19)	100	99,634
Southern Co. (The)
1.85%, 07/01/19	55	54,762
2.15%, 09/01/19 (Call 08/01/19)	375	374,839
Wisconsin Power & Light Co.
5.00%, 07/15/19	50	53,189

		2,634,081
ELECTRICAL COMPONENTS & EQUIPMENT — 0.19%
Emerson Electric Co.
4.88%, 10/15/19	150	161,613

		161,613
ELECTRONICS — 0.29%
Honeywell International Inc.
1.40%, 10/30/19	250	248,133

		248,133
ENVIRONMENTAL CONTROL — 0.35%
Republic Services Inc.
5.00%, 03/01/20	275	297,132

		297,132
FOOD — 1.51%
General Mills Inc.
2.20%, 10/21/19	250	251,467

Security	Principal (000s)	Value
JM Smucker Co. (The)
2.50%, 03/15/20[a]	$100	$100,832
Kellogg Co.
4.15%, 11/15/19	100	105,487
Kraft Heinz Foods Co.
5.38%, 02/10/20	225	243,212
Kroger Co. (The)
1.50%, 09/30/19	100	98,546
6.15%, 01/15/20	100	110,852
Sysco Corp.
1.90%, 04/01/19	200	199,746
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	175	177,188

		1,287,330
FOREST PRODUCTS & PAPER — 0.14%
International Paper Co.
9.38%, 05/15/19	100	115,118

		115,118
GAS — 0.47%
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	150	151,736
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	250	249,717

		401,453
HAND & MACHINE TOOLS — 0.15%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	125	124,399

		124,399
HEALTH CARE — PRODUCTS — 2.30%
Abbott Laboratories
2.00%, 03/15/20	395	390,446
5.13%, 04/01/19	100	106,164
Becton Dickinson and Co.
2.68%, 12/15/19	250	253,940
6.38%, 08/01/19	100	110,267
Boston Scientific Corp.
6.00%, 01/15/20	200	219,714
Life Technologies Corp.
6.00%, 03/01/20	150	163,931
Medtronic Inc.
2.50%, 03/15/20	595	602,449
Stryker Corp.
4.38%, 01/15/20	100	106,538

		1,953,449

434

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
HEALTH CARE - SERVICES — 1.36%
Aetna Inc.
1.90%, 06/07/19	$255	$255,635
Anthem Inc.
2.25%, 08/15/19	300	300,177
Humana Inc.
2.63%, 10/01/19	100	100,764
Laboratory Corp. of America Holdings
2.63%, 02/01/20	150	150,589
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	100	100,104
2.70%, 04/01/19[a]	100	101,199
UnitedHealth Group Inc.
2.30%, 12/15/19[a]	150	151,353

		1,159,821
HOLDING COMPANIES — DIVERSIFIED — 0.48%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	125	127,254
FS Investment Corp.
4.00%, 07/15/19	125	126,142
4.25%, 01/15/20 (Call 12/15/19)	100	100,495
PennantPark Investment Corp.
4.50%, 10/01/19	55	55,256

		409,147
HOUSEHOLD PRODUCTS & WARES — 0.29%
Kimberly-Clark Corp.
1.85%, 03/01/20	250	249,622

		249,622
HOUSEWARES — 0.09%
Newell Brands Inc.
2.88%, 12/01/19 (Call 11/01/19)	75	76,129

		76,129
INSURANCE — 2.44%
Aflac Inc.
2.40%, 03/16/20	100	100,608
Allstate Corp. (The)
7.45%, 05/16/19	150	167,123
American Financial Group Inc./OH
9.88%, 06/15/19	100	116,707
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	350	351,918

Security	Principal (000s)	Value
Berkshire Hathaway Inc.
2.10%, 08/14/19	$200	$201,710
Chubb INA Holdings Inc.
5.90%, 06/15/19	100	109,059
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	125	136,504
Lincoln National Corp.
8.75%, 07/01/19	125	143,739
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	190	190,389
Protective Life Corp.
7.38%, 10/15/19	100	113,071
Prudential Financial Inc.
7.38%, 06/15/19	250	280,610
Travelers Companies Inc. (The)
5.90%, 06/02/19[a]	100	108,905
WR Berkley Corp.
7.38%, 09/15/19	50	55,657

		2,076,000
INTERNET — 1.22%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	400	402,100
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	200	204,008
Baidu Inc.
2.75%, 06/09/19	200	201,740
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	225	225,592

		1,033,440
IRON & STEEL — 0.28%
Vale Overseas Ltd.
5.63%, 09/15/19	220	234,575

		234,575
MACHINERY — 1.60%
Caterpillar Financial Services Corp.
2.00%, 03/05/20	250	248,150
2.10%, 06/09/19	150	150,796
John Deere Capital Corp.
1.25%, 10/09/19	100	98,413
1.70%, 01/15/20	50	49,553
2.05%, 03/10/20	100	99,727
2.25%, 04/17/19[a]	250	252,513
2.30%, 09/16/19	250	252,520

435

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	$130	$129,316
Roper Technologies Inc.
6.25%, 09/01/19	75	82,390

		1,363,378
MANUFACTURING — 1.41%
3M Co.
1.63%, 06/15/19	200	200,574
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)[a]	250	252,808
5.50%, 01/08/20	200	219,826
6.00%, 08/07/19	325	358,664
Illinois Tool Works Inc.
6.25%, 04/01/19	150	164,197

		1,196,069
MEDIA — 2.70%
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	150	150,435
Comcast Corp.
5.15%, 03/01/20	350	382,120
5.70%, 07/01/19	50	54,515
Time Warner Cable LLC
5.00%, 02/01/20	350	371,875
8.25%, 04/01/19	275	308,000
Time Warner Inc.
2.10%, 06/01/19	100	100,084
4.88%, 03/15/20	300	320,745
Viacom Inc.
2.20%, 04/01/19	200	199,042
5.63%, 09/15/19	100	107,378
Walt Disney Co. (The)
1.85%, 05/30/19	300	301,287

		2,295,481
MINING — 0.91%
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	450	494,645
Newmont Mining Corp.
5.13%, 10/01/19	100	107,190
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	150	172,612

		774,447

Security	Principal (000s)	Value
OFFICE & BUSINESS EQUIPMENT — 0.19%
Xerox Corp.
5.63%, 12/15/19	$150	$161,238

		161,238
OIL & GAS — 4.85%
BP Capital Markets PLC
1.68%, 05/03/19	250	248,437
2.24%, 05/10/19	200	201,132
2.32%, 02/13/20	200	200,730
2.52%, 01/15/20	100	101,097
Chevron Corp.
1.56%, 05/16/19	250	249,492
1.96%, 03/03/20 (Call 02/03/20)	350	349,755
2.19%, 11/15/19 (Call 10/15/19)	75	75,739
ConocoPhillips
6.00%, 01/15/20	200	221,714
EOG Resources Inc.
5.63%, 06/01/19	200	215,610
EQT Corp.
8.13%, 06/01/19	50	56,167
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	350	350,039
Husky Energy Inc.
7.25%, 12/15/19	150	170,487
Pioneer Natural Resources Co.
7.50%, 01/15/20	100	113,847
Shell International Finance BV
1.38%, 05/10/19	150	148,727
1.38%, 09/12/19[a]	100	98,709
4.30%, 09/22/19	650	689,533
4.38%, 03/25/20	150	160,131
Total Capital International SA
2.10%, 06/19/19	250	251,485
Valero Energy Corp.
6.13%, 02/01/20	200	221,434

		4,124,265
OIL & GAS SERVICES — 0.26%
Halliburton Co.
6.15%, 09/15/19	200	219,952

		219,952
PACKAGING & CONTAINERS — 0.12%
WestRock RKT Co.
3.50%, 03/01/20	100	102,928

		102,928

436

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
PHARMACEUTICALS — 4.83%
Actavis Funding SCS
2.45%, 06/15/19	$100	$100,600
3.00%, 03/12/20 (Call 02/12/20)	695	706,023
Actavis Inc.
6.13%, 08/15/19	25	27,350
AstraZeneca PLC
1.95%, 09/18/19	200	199,622
Express Scripts Holding Co.
2.25%, 06/15/19	400	401,180
Johnson & Johnson
1.88%, 12/05/19	200	201,116
Mead Johnson Nutrition Co.
4.90%, 11/01/19	100	107,150
Merck & Co. Inc.
1.85%, 02/10/20	200	200,396
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	325	350,175
Mylan NV
2.50%, 06/07/19[c]	250	249,385
Pfizer Inc.
2.10%, 05/15/19	375	378,896
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	600	593,472
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	100	98,743
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	500	491,050

		4,105,158
PIPELINES — 2.24%
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	100	99,000
Enbridge Energy Partners LP
5.20%, 03/15/20	50	53,602
Energy Transfer Partners LP
9.00%, 04/15/19	100	113,676
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	50	50,125
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	75	75,867
5.25%, 01/31/20	125	135,639

Security	Principal (000s)	Value
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	$50	$56,057
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	450	457,992
Magellan Midstream Partners LP
6.55%, 07/15/19	100	110,418
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	75	75,056
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	50,100
5.75%, 01/15/20	150	163,110
Spectra Energy Capital LLC
5.65%, 03/01/20	100	107,211
8.00%, 10/01/19	50	56,535
Williams Partners LP
5.25%, 03/15/20	275	297,902

		1,902,290
REAL ESTATE INVESTMENT TRUSTS — 2.16%
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	350	381,196
Digital Realty Trust LP
5.88%, 02/01/20 (Call 11/03/19)	75	81,371
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	150	151,455
Government Properties Income Trust
3.75%, 08/15/19 (Call 07/15/19)[a]	150	151,150
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	175	175,415
Realty Income Corp.
6.75%, 08/15/19	50	55,673
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	100	100,208
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)	200	218,736
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	175	181,435
Vornado Realty LP
2.50%, 06/30/19 (Call 05/30/19)	100	100,328
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	150	155,533

437

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Weyerhaeuser Co.
7.38%, 10/01/19	$75	$84,007

		1,836,507
RETAIL — 1.67%
AutoNation Inc.
5.50%, 02/01/20	100	107,739
Costco Wholesale Corp.
1.70%, 12/15/19	275	275,374
1.75%, 02/15/20	100	99,550
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	200	201,238
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	175	176,433
McDonald’s Corp.
1.88%, 05/29/19	100	99,901
Target Corp.
2.30%, 06/26/19	200	202,992
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	250	253,310

		1,416,537
SEMICONDUCTORS — 0.80%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[c]	500	499,315
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	75	77,098
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)[a]	100	100,315

		676,728
SOFTWARE — 2.28%
Adobe Systems Inc.
4.75%, 02/01/20	200	215,168
CA Inc.
5.38%, 12/01/19	100	108,518
Microsoft Corp.
1.10%, 08/08/19[a]	100	98,569
1.85%, 02/12/20 (Call 01/12/20)	450	449,667
4.20%, 06/01/19	175	185,388
Oracle Corp.
2.25%, 10/08/19	600	607,440
5.00%, 07/08/19	250	269,530

		1,934,280

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 4.38%
America Movil SAB de CV
5.00%, 10/16/19	$300	$320,412
5.00%, 03/30/20	400	426,556
AT&T Inc.
5.20%, 03/15/20	350	377,349
Cisco Systems Inc.
1.40%, 09/20/19	100	99,031
4.45%, 01/15/20	550	589,738
Orange SA
5.38%, 07/08/19	300	323,202
Telefonica Emisiones SAU
5.88%, 07/15/19	300	324,939
Verizon Communications Inc.
2.63%, 02/21/20	975	990,239
Vodafone Group PLC
5.45%, 06/10/19	250	268,687

		3,720,153
TOYS, GAMES & HOBBIES — 0.06%
Mattel Inc.
2.35%, 05/06/19	50	50,151

		50,151
TRANSPORTATION — 1.22%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	200	214,706
FedEx Corp.
2.30%, 02/01/20	150	150,577
Norfolk Southern Corp.
5.90%, 06/15/19	100	108,784
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	100	100,559
2.55%, 06/01/19 (Call 05/01/19)	50	50,404
2.65%, 03/02/20 (Call 02/02/20)	100	100,626
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	100	99,409
United Parcel Service Inc.
5.13%, 04/01/19	200	214,438

		1,039,503

438

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ETF

January 31, 2017

Security	Principal or Shares (000s)	Value
TRUCKING & LEASING — 0.06%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)[a]	$50	$49,945

		49,945

TOTAL CORPORATE BONDS & NOTES
(Cost: $80,033,661)		80,132,241

INVESTMENT COMPANIES — 3.73%
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF,b	128	3,167,628

TOTAL INVESTMENT COMPANIES
(Cost: $3,047,085)		3,167,628

SHORT-TERM INVESTMENTS — 6.91%

MONEY MARKET FUNDS — 6.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	4,397	4,398,812
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	1,472	1,472,225

		5,871,037

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,870,159)		5,871,037

TOTAL INVESTMENTS IN SECURITIES — 104.94%
(Cost: $88,950,905)[g]		89,170,906
Other Assets, Less Liabilities — (4.94)%		(4,198,012)

NET ASSETS — 100.00%		$84,972,894

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $88,950,905. Net unrealized appreciation was $220,001, of which $431,688 represented gross unrealized appreciation on securities and $211,687 represented gross unrealized depreciation on securities.

439

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ETF

January 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares or Principal held at beginning of period (000s)	Shares or Principal purchased (000s)	Shares or Principal sold (000s)	Shares or Principal held at end of period (000s)	Value at end of period	Dividend or Interest income	Net realized gain (loss)
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF	$128	$—	$—	$128	$3,167,628	$13,900	$—
PNC Bank N.A.
2.25%, 07/02/19	250	—	—	250	251,735	1,202	—
2.40%, 10/18/19	500	—	—	500	504,485	2,556	—
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20	300	—	—	300	324,678	2,250	—

					$4,248,526	$19,908	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$80,132,241	$—	$80,132,241
Investment companies	3,167,628	—	—	3,167,628
Money market funds	5,871,037	—	—	5,871,037

Total	$9,038,665	$80,132,241	$—	$89,170,906

440

Schedule of Investments (Unaudited)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.69%

AEROSPACE & DEFENSE — 1.73%
Boeing Capital Corp.
4.70%, 10/27/19	$184	$198,227
Boeing Co. (The)
4.88%, 02/15/20	478	518,243
L3 Technologies Inc.
5.20%, 10/15/19[a]	119	127,989
Lockheed Martin Corp.
4.25%, 11/15/19	184	195,816
Northrop Grumman Corp.
5.05%, 08/01/19	82	87,933
Raytheon Co.
4.40%, 02/15/20	336	359,023

		1,487,231
AGRICULTURE — 1.92%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	599	607,572
9.25%, 08/06/19	118	138,826
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	160	183,077
Philip Morris International Inc.
4.50%, 03/26/20	552	590,358
Reynolds American Inc.
8.13%, 06/23/19	119	135,280

		1,655,113
AIRLINES — 0.57%
Continental Airlines Inc. Pass Through Trust
Series 2009-2, Class A
7.25%, 05/10/21	99	110,224
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	370	376,127

		486,351
AUTO MANUFACTURERS — 5.52%
American Honda Finance Corp.
1.20%, 07/12/19	666	654,971
2.15%, 03/13/20	345	344,807
2.25%, 08/15/19	729	733,367
Ford Motor Credit Co. LLC
2.46%, 03/27/20	198	196,408
8.13%, 01/15/20	198	228,009

Security	Principal (000s)	Value
PACCAR Financial Corp.
1.20%, 08/12/19	$74	$72,739
1.30%, 05/10/19	493	487,498
2.20%, 09/15/19	25	25,182
Toyota Motor Credit Corp.
1.40%, 05/20/19	444	439,613
2.13%, 07/18/19	818	822,352
2.15%, 03/12/20	740	741,139

		4,746,085
BEVERAGES — 2.29%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	662	722,090
6.88%, 11/15/19	132	148,863
Coca-Cola Co. (The)
1.38%, 05/30/19	321	319,764
Coca-Cola FEMSA SAB de CV
4.63%, 02/15/20	198	209,351
PepsiCo Inc.
4.50%, 01/15/20	528	567,347

		1,967,415
BIOTECHNOLOGY — 1.17%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	493	496,475
Gilead Sciences Inc.
2.05%, 04/01/19	99	99,424
2.35%, 02/01/20	409	411,495

		1,007,394
CHEMICALS — 3.88%
Air Products & Chemicals Inc.
4.38%, 08/21/19	184	195,276
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	94	94,290
Dow Chemical Co. (The)
8.55%, 05/15/19	312	356,326
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	469	474,229
EI du Pont de Nemours & Co.
4.63%, 01/15/20	753	805,281
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	296	313,097
Monsanto Co.
2.13%, 07/15/19	74	73,996

441

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2017

Security	Principal (000s)	Value
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20[a]	$200	$212,324
6.50%, 05/15/19	193	210,279
Praxair Inc.
4.50%, 08/15/19	565	600,719

		3,335,817
COMMERCIAL SERVICES — 0.12%
Ecolab Inc.
2.25%, 01/12/20	50	49,962
Western Union Co. (The)
3.35%, 05/22/19	54	54,643

		104,605
COMPUTERS — 6.11%
Apple Inc.
1.10%, 08/02/19	567	558,829
1.55%, 02/07/20	641	634,737
2.10%, 05/06/19	1,106	1,116,109
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[b]	677	690,669
International Business Machines Corp.
1.80%, 05/17/19[a]	986	988,534
1.88%, 05/15/19	493	495,061
8.38%, 11/01/19[a]	660	773,672

		5,257,611
DIVERSIFIED FINANCIAL SERVICES — 1.46%
MasterCard Inc.
2.00%, 04/01/19	655	660,240
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	345	343,575
2.30%, 11/15/19 (Call 10/15/19)	247	249,186

		1,253,001
ELECTRIC — 6.44%
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	74	73,978
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)[a]	247	248,156
CMS Energy Corp.
6.25%, 02/01/20	74	82,227
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	368	405,006

Security	Principal (000s)	Value
Consumers Energy Co.
6.70%, 09/15/19	$368	$411,420
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	25	25,323
Series B
1.60%, 08/15/19	321	316,638
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	25	25,136
Duke Energy Corp.
5.05%, 09/15/19	222	238,153
Duke Energy Ohio Inc.
5.45%, 04/01/19	175	187,850
Eversource Energy
4.50%, 11/15/19	119	126,177
Exelon Generation Co. LLC
5.20%, 10/01/19	333	357,122
Georgia Power Co.
4.25%, 12/01/19	266	282,409
Kansas City Power & Light Co.
7.15%, 04/01/19	184	203,554
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	246	247,621
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)[a]	50	50,051
Portland General Electric Co.
6.10%, 04/15/19	99	107,674
Progress Energy Inc.
4.88%, 12/01/19	198	212,383
Public Service Co. of Colorado
5.13%, 06/01/19	315	337,453
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	82	82,416
Series I
1.80%, 06/01/19 (Call 05/01/19)	205	204,250
Southern Co. (The)
1.85%, 07/01/19	484	481,909
2.15%, 09/01/19 (Call 08/01/19)	119	118,949
TECO Finance Inc.
5.15%, 03/15/20	198	211,632
Virginia Electric & Power Co.
5.00%, 06/30/19	372	398,312
Wisconsin Power & Light Co.
5.00%, 07/15/19	99	105,315

		5,541,114

442

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2017

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.81%
Emerson Electric Co.
4.88%, 10/15/19	$643	$692,781

		692,781
ELECTRONICS — 0.29%
Fortive Corp.
1.80%, 06/15/19[b]	247	245,501

		245,501
ENVIRONMENTAL CONTROL — 0.23%
Republic Services Inc.
5.50%, 09/15/19	184	199,903

		199,903
FOOD — 1.65%
General Mills Inc.
2.20%, 10/21/19	99	99,581
Kellogg Co.
4.15%, 11/15/19	54	56,963
Kraft Heinz Foods Co.
5.38%, 02/10/20	234	252,940
Kroger Co. (The)
1.50%, 09/30/19	395	389,257
6.15%, 01/15/20	230	254,960
Sysco Corp.
1.90%, 04/01/19	198	197,748
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	164	166,050

		1,417,499
GAS — 0.17%
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	55	55,636
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	94	93,894

		149,530
HAND & MACHINE TOOLS — 0.17%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	143	142,312

		142,312
HEALTH CARE — PRODUCTS — 4.85%
Abbott Laboratories
2.00%, 03/15/20	776	767,053
2.35%, 11/22/19	310	311,128
5.13%, 04/01/19	258	273,903

Security	Principal (000s)	Value
Becton Dickinson and Co.
2.68%, 12/15/19	$247	$250,893
6.38%, 08/01/19	54	59,544
Boston Scientific Corp.
6.00%, 01/15/20	94	103,266
Life Technologies Corp.
6.00%, 03/01/20	184	201,088
Medtronic Inc.
2.50%, 03/15/20	1,302	1,318,301
4.45%, 03/15/20	412	440,016
Stryker Corp.
4.38%, 01/15/20	319	339,856
Zimmer Biomet Holdings Inc.
4.63%, 11/30/19	99	104,887

		4,169,935
HEALTH CARE — SERVICES — 0.30%
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	50	50,052
2.70%, 04/01/19[a]	205	207,458

		257,510
HOUSEHOLD PRODUCTS & WARES — 0.29%
Kimberly-Clark Corp.
1.85%, 03/01/20	247	246,627

		246,627
INTERNET — 3.68%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	1,479	1,486,765
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	526	536,541
Baidu Inc.
2.75%, 06/09/19	690	696,003
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	450	451,183

		3,170,492
MACHINERY — 5.38%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	863	853,628
2.00%, 03/05/20	247	245,172
2.10%, 06/09/19	533	535,830
2.25%, 12/01/19	576	579,214
John Deere Capital Corp.
1.25%, 10/09/19	617	607,208
1.70%, 01/15/20	998	989,078

443

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2017

Security	Principal (000s)	Value
2.05%, 03/10/20	$247	$246,326
2.25%, 04/17/19	389	392,910
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	184	183,032

		4,632,398
MANUFACTURING — 3.10%
3M Co.
1.63%, 06/15/19	205	205,589
General Electric Co.
2.10%, 12/11/19	553	556,926
2.20%, 01/09/20 (Call 12/09/19)	247	249,774
5.50%, 01/08/20	617	678,163
6.00%, 08/07/19	567	625,730
Illinois Tool Works Inc.
6.25%, 04/01/19	319	349,193

		2,665,375
MEDIA — 4.53%
Comcast Corp.
5.15%, 03/01/20	1,195	1,304,665
5.70%, 07/01/19	500	545,155
Thomson Reuters Corp.
4.70%, 10/15/19	107	113,230
Time Warner Inc.
2.10%, 06/01/19	303	303,255
4.88%, 03/15/20	176	188,170
Viacom Inc.
2.20%, 04/01/19	148	147,291
5.63%, 09/15/19	136	146,034
Walt Disney Co. (The)
0.88%, 07/12/19	307	301,495
1.85%, 05/30/19	845	848,625

		3,897,920
MINING — 2.35%
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	1,223	1,344,334
Newmont Mining Corp.
5.13%, 10/01/19	94	100,758
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	505	581,129

		2,026,221
OFFICE & BUSINESS EQUIPMENT — 0.13%
Xerox Corp.
5.63%, 12/15/19	107	115,016

		115,016

Security	Principal (000s)	Value
OIL & GAS — 10.12%
BP Capital Markets PLC
1.68%, 05/03/19	$25	$24,844
2.24%, 05/10/19	508	510,875
2.32%, 02/13/20	592	594,161
2.52%, 01/15/20	885	894,708
Chevron Corp.
1.56%, 05/16/19	405	404,178
1.96%, 03/03/20 (Call 02/03/20)	1,191	1,190,166
2.19%, 11/15/19 (Call 10/15/19)	328	331,231
ConocoPhillips
6.00%, 01/15/20	396	438,994
EOG Resources Inc.
5.63%, 06/01/19	281	302,932
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	888	888,098
Husky Energy Inc.
7.25%, 12/15/19	94	106,839
Pioneer Natural Resources Co.
7.50%, 01/15/20	148	168,494
Shell International Finance BV
1.38%, 05/10/19	493	488,814
4.30%, 09/22/19	739	783,946
4.38%, 03/25/20	664	708,846
Total Capital International SA
2.10%, 06/19/19[a]	762	766,526
Valero Energy Corp.
6.13%, 02/01/20	94	104,074

		8,707,726
OIL & GAS SERVICES — 0.83%
Halliburton Co.
6.15%, 09/15/19	650	714,844

		714,844
PACKAGING & CONTAINERS — 0.05%
Bemis Co. Inc.
6.80%, 08/01/19	41	45,256

		45,256
PHARMACEUTICALS — 8.20%
Actavis Funding SCS
2.45%, 06/15/19[a]	120	120,720
3.00%, 03/12/20 (Call 02/12/20)	713	724,308
AstraZeneca PLC
1.95%, 09/18/19	605	603,857

444

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2017

Security	Principal (000s)	Value
Cardinal Health Inc.
2.40%, 11/15/19	$198	$199,218
Express Scripts Holding Co.
2.25%, 06/15/19	139	139,410
Express Scripts Inc.
7.25%, 06/15/19	54	60,070
Johnson & Johnson
1.88%, 12/05/19	507	509,829
Mead Johnson Nutrition Co.
4.90%, 11/01/19	54	57,861
Merck & Co. Inc.
1.85%, 02/10/20[a]	1,367	1,369,707
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	752	810,250
Mylan NV
2.50%, 06/07/19[b]	296	295,272
Pfizer Inc.
1.45%, 06/03/19	430	427,996
2.10%, 05/15/19	1,124	1,135,678
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	247	244,313
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	164	161,938
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	198	194,456

		7,054,883
PIPELINES — 1.28%
Enbridge Energy Partners LP
5.20%, 03/15/20	94	100,772
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	99	100,144
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	147	164,806
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	99	99,074
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	50,100
5.75%, 01/15/20	54	58,720
8.75%, 05/01/19	94	106,587
Spectra Energy Capital LLC
8.00%, 10/01/19	206	232,926
Williams Partners LP
5.25%, 03/15/20	176	190,657

		1,103,786

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.11%
Weyerhaeuser Co.
7.38%, 10/01/19	$82	$91,847

		91,847
RETAIL — 4.47%
AutoNation Inc.
5.50%, 02/01/20	82	88,346
AutoZone Inc.
1.63%, 04/21/19	247	245,076
Costco Wholesale Corp.
1.70%, 12/15/19	836	837,137
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	181	182,120
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	409	412,350
Lowe’s Companies Inc.
1.15%, 04/15/19	690	681,858
McDonald’s Corp.
1.88%, 05/29/19	368	367,636
Target Corp.
2.30%, 06/26/19	793	804,863
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)[a]	223	225,953

		3,845,339
SEMICONDUCTORS — 1.04%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[b]	350	349,520
Texas Instruments Inc.
1.65%, 08/03/19	545	544,112

		893,632
SOFTWARE — 4.87%
Adobe Systems Inc.
4.75%, 02/01/20	128	137,708
Microsoft Corp.
1.10%, 08/08/19	455	448,489
1.85%, 02/12/20 (Call 01/12/20)	1,308	1,307,032
4.20%, 06/01/19	317	335,817
Oracle Corp.
2.25%, 10/08/19	1,384	1,401,162
5.00%, 07/08/19	519	559,544

		4,189,752

445

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2017

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 6.46%
America Movil SAB de CV
5.00%, 03/30/20	$1,563	$1,666,768
AT&T Inc.
5.20%, 03/15/20	99	106,736
5.88%, 10/01/19	266	290,046
Cisco Systems Inc.
1.40%, 09/20/19	469	464,455
4.45%, 01/15/20	1,511	1,620,170
Deutsche Telekom International Finance BV
6.00%, 07/08/19	311	339,230
Orange SA
5.38%, 07/08/19[a]	107	115,275
Telefonica Emisiones SAU
5.88%, 07/15/19	94	101,814
Verizon Communications Inc.
1.38%, 08/15/19[a]	124	122,673
2.55%, 06/17/19	124	126,620
2.63%, 02/21/20	346	351,408
Vodafone Group PLC
5.45%, 06/10/19	237	254,716

		5,559,911
TOYS, GAMES & HOBBIES — 0.07%
Mattel Inc.
2.35%, 05/06/19	62	62,187

		62,187
TRANSPORTATION — 2.05%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	152	163,177
Norfolk Southern Corp.
5.90%, 06/15/19	198	215,392
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	33	33,184
2.55%, 06/01/19 (Call 05/01/19)	94	94,759
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	493	490,086
United Parcel Service Inc.
5.13%, 04/01/19	718	769,832

		1,766,430

TOTAL CORPORATE BONDS & NOTES
(Cost: $84,989,093)		84,906,350

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 3.53%

MONEY MARKET FUNDS — 3.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	1,596	$1,596,758
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	1,438	1,437,648

		3,034,406

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,033,996)		3,034,406

TOTAL INVESTMENTS IN SECURITIES — 102.22%
(Cost: $88,023,089)[f]		87,940,756
Other Assets, Less Liabilities — (2.22)%		(1,906,893)

NET ASSETS — 100.00%		$86,033,863

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $88,070,414. Net unrealized depreciation was $129,658, of which $244,171 represented gross unrealized appreciation on securities and $373,829 represented gross unrealized depreciation on securities.

446

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$84,906,350	$—	$84,906,350
Money market funds	3,034,406	—	—	3,034,406

Total	$3,034,406	$84,906,350	$—	$87,940,756

447

Schedule of Investments (Unaudited)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 94.21%

ADVERTISING — 0.66%
Omnicom Group Inc.
3.63%, 05/01/22	$375	$385,642
WPP Finance 2010
3.63%, 09/07/22	150	153,204

		538,846
AEROSPACE & DEFENSE — 1.62%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	200	197,056
Lockheed Martin Corp.
3.10%, 01/15/23 (Call 11/15/22)	275	277,673
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	200	198,886
United Technologies Corp.
3.10%, 06/01/22	625	641,706

		1,315,321
AGRICULTURE — 1.22%
Altria Group Inc.
2.85%, 08/09/22	600	599,154
Philip Morris International Inc.
2.50%, 08/22/22	300	294,708
2.63%, 03/06/23	100	98,253

		992,115
AUTO MANUFACTURERS — 1.18%
Ford Motor Credit Co. LLC
4.25%, 09/20/22	200	207,550
General Motors Financial Co. Inc.
3.45%, 04/10/22 (Call 02/10/22)	400	399,252
Toyota Motor Credit Corp.
2.63%, 01/10/23[a]	100	99,072
2.80%, 07/13/22	250	251,805

		957,679
BANKS — 11.29%
Bank of America Corp.
3.30%, 01/11/23	1,375	1,377,228
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	400	394,660
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	350	353,363

Security	Principal (000s)	Value
Citigroup Inc.
3.38%, 03/01/23	$200	$201,222
4.05%, 07/30/22[a]	250	260,290
Cooperatieve Rabobank UA
3.95%, 11/09/22	500	512,270
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	500	504,315
Goldman Sachs Group Inc. (The)
3.63%, 01/22/23	700	712,761
JPMorgan Chase & Co.
3.20%, 01/25/23	900	906,903
3.25%, 09/23/22	700	707,000
Morgan Stanley
3.75%, 02/25/23	1,000	1,027,050
4.88%, 11/01/22	275	294,959
MUFG Americas Holdings Corp.
3.50%, 06/18/22	100	101,648
National Australia Bank Ltd./New York
3.00%, 01/20/23	250	250,275
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)[b]	250	247,165
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[b,c]	100	99,563
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	250	252,495
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)	400	403,356
Wells Fargo & Co.
Series M
3.45%, 02/13/23	575	579,807

		9,186,330
BEVERAGES — 4.42%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	754	741,484
3.30%, 02/01/23 (Call 12/01/22)	1,400	1,421,994
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	325	319,654
Diageo Investment Corp.
2.88%, 05/11/22	400	403,000

448

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Molson Coors Brewing Co.
3.50%, 05/01/22	$100	$103,257
PepsiCo Inc.
2.75%, 03/01/23	325	326,063
3.10%, 07/17/22 (Call 05/17/22)	275	282,012

		3,597,464
BIOTECHNOLOGY — 1.83%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	300	310,107
Baxalta Inc.
3.60%, 06/23/22 (Call 04/23/22)	100	101,413
Biogen Inc.
3.63%, 09/15/22	300	308,766
Celgene Corp.
3.25%, 08/15/22	250	252,717
3.55%, 08/15/22	350	358,918
Gilead Sciences Inc.
3.25%, 09/01/22 (Call 07/01/22)	150	153,437

		1,485,358
BUILDING MATERIALS — 0.22%
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	170	176,467

		176,467
CHEMICALS — 2.26%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	150	149,187
Celanese U.S. Holdings LLC
4.63%, 11/15/22[a]	200	211,616
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	430	430,830
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	320	328,218
EI du Pont de Nemours & Co.
2.80%, 02/15/23	375	370,654
NewMarket Corp.
4.10%, 12/15/22	100	101,826
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	250	244,307

		1,836,638
COMMERCIAL SERVICES — 0.35%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)	75	80,413

Security	Principal (000s)	Value
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)[a]	$100	$101,386
Verisk Analytics Inc.
4.13%, 09/12/22	100	103,439

		285,238
COMPUTERS — 2.15%
Apple Inc.
2.70%, 05/13/22	375	376,620
2.85%, 02/23/23 (Call 12/23/22)	350	351,365
Computer Sciences Corp.
4.45%, 09/15/22	100	103,976
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)[d]	300	315,675
HP Inc.
4.05%, 09/15/22	75	77,709
International Business Machines Corp.
1.88%, 08/01/22	550	528,011

		1,753,356
COSMETICS & PERSONAL CARE — 0.27%
Colgate-Palmolive Co.
1.95%, 02/01/23	225	217,663

		217,663
DIVERSIFIED FINANCIAL SERVICES — 3.74%
American Express Co.
2.65%, 12/02/22	500	492,110
Capital One Bank USA N.A.
3.38%, 02/15/23	250	249,870
Charles Schwab Corp. (The)
3.23%, 09/01/22	100	101,549
CME Group Inc.
3.00%, 09/15/22	250	256,165
Discover Financial Services
3.85%, 11/21/22	250	254,687
International Lease Finance Corp.
5.88%, 08/15/22	250	276,563
Invesco Finance PLC
3.13%, 11/30/22	250	251,483
Jefferies Group LLC
5.13%, 01/20/23	150	158,038
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)	150	149,152

449

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	$250	$252,720
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	600	603,528

		3,045,865
ELECTRIC — 4.05%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	100	99,954
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	200	200,856
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	125	126,650
Dominion Resources Inc./VA
Series B
2.75%, 09/15/22 (Call 06/15/22)	100	98,104
DTE Energy Co.
3.30%, 06/15/22 (Call 04/15/22)	100	101,737
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	225	226,377
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	200	202,774
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	200	208,368
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[a]	250	260,142
FirstEnergy Corp.
Series B
4.25%, 03/15/23 (Call 12/15/22)[a]	100	104,375
Georgia Power Co.
2.85%, 05/15/22	100	100,077
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	100	99,763
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	200	213,488
7.00%, 09/01/22	100	121,727
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	225	222,680
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	250	255,255
Public Service Co. of Colorado
2.50%, 03/15/23 (Call 09/15/22)[a]	125	122,879
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	100	110,608

Security	Principal (000s)	Value
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	$150	$146,534
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)[a]	75	74,531
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	200	198,560

		3,295,439
ELECTRONICS — 0.49%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	100	100,418
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	250	250,180
Jabil Circuit Inc.
4.70%, 09/15/22	50	51,625

		402,223
ENGINEERING & CONSTRUCTION — 0.50%
ABB Finance USA Inc.
2.88%, 05/08/22	400	402,912

		402,912
ENVIRONMENTAL CONTROL — 0.66%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	320	332,816
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	200	202,640

		535,456
FOOD — 1.78%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	364	364,058
Flowers Foods Inc.
4.38%, 04/01/22 (Call 01/01/22)[a]	100	105,423
Kraft Heinz Foods Co.
3.50%, 06/06/22	500	509,570
3.50%, 07/15/22 (Call 05/15/22)	200	203,482
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)[a]	250	265,938

		1,448,471
HAND & MACHINE TOOLS — 0.25%
Stanley Black & Decker Inc.
2.90%, 11/01/22	200	201,270

		201,270
HEALTH CARE — PRODUCTS — 0.89%
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	100	102,015

450

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	$270	$269,730
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	350	349,653

		721,398
HEALTH CARE — SERVICES — 1.97%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	300	298,989
Anthem Inc.
3.30%, 01/15/23	450	450,009
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	100	99,687
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	200	206,004
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	150	148,985
2.88%, 03/15/23	400	400,168

		1,603,842
HOME BUILDERS — 0.19%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	150	153,917

		153,917
HOME FURNISHINGS — 0.22%
Whirlpool Corp.
3.70%, 03/01/23[a]	175	179,730

		179,730
HOUSEHOLD PRODUCTS & WARES — 0.25%
Church & Dwight Co. Inc.
2.88%, 10/01/22	100	99,107
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	100	101,226

		200,333
HOUSEWARES — 0.13%
Newell Brands Inc.
4.00%, 06/15/22 (Call 03/15/22)	100	103,423

		103,423
INSURANCE — 3.45%
American International Group Inc.
4.88%, 06/01/22	500	545,130
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	200	204,374

Security	Principal (000s)	Value
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	$475	$474,444
3.00%, 02/11/23	350	354,298
Chubb INA Holdings Inc.
2.70%, 03/13/23	300	297,153
2.88%, 11/03/22 (Call 09/03/22)	50	50,394
Fidelity National Financial Inc.
5.50%, 09/01/22	50	52,649
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	375	415,635
MetLife Inc.
3.05%, 12/15/22	225	226,663
Primerica Inc.
4.75%, 07/15/22	75	80,314
Voya Financial Inc.
5.50%, 07/15/22	100	108,722

		2,809,776
INTERNET — 1.27%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	420	416,418
Baidu Inc.
3.50%, 11/28/22	200	201,550
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	325	315,461
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	100	99,467

		1,032,896
IRON & STEEL — 0.13%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	100	106,482

		106,482
MACHINERY — 1.50%
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	450	448,011
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	325	324,613
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)[a]	100	100,989
John Deere Capital Corp.
2.80%, 03/06/23	350	350,781

		1,224,394

451

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
MANUFACTURING — 2.79%
3M Co.
2.00%, 06/26/22	$250	$245,412
Eaton Corp.
2.75%, 11/02/22	500	498,310
General Electric Co.
2.70%, 10/09/22	225	225,988
3.10%, 01/09/23	825	843,975
3.15%, 09/07/22[a]	350	358,414
Pentair Finance SA
3.15%, 09/15/22 (Call 06/15/22)	100	98,673

		2,270,772
MEDIA — 4.55%
21st Century Fox America Inc.
3.00%, 09/15/22	425	424,426
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)[d]	750	785,625
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	100	134,798
Comcast Corp.
3.13%, 07/15/22	500	508,970
Discovery Communications LLC
3.30%, 05/15/22	175	174,078
NBCUniversal Media LLC
2.88%, 01/15/23	675	671,240
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	100	99,117
Time Warner Entertainment Co. LP
8.38%, 03/15/23	200	249,500
Time Warner Inc.
3.40%, 06/15/22	220	221,864
Viacom Inc.
3.25%, 03/15/23 (Call 12/15/22)	250	239,000
Walt Disney Co. (The)
2.35%, 12/01/22	200	197,650

		3,706,268
METAL FABRICATE & HARDWARE — 0.42%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	350	345,131

		345,131

Security	Principal (000s)	Value
MINING — 0.61%
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	$245	$248,036
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	193	194,173
Southern Copper Corp.
3.50%, 11/08/22	50	50,179

		492,388
OIL & GAS — 6.76%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	475	484,315
BP Capital Markets PLC
2.50%, 11/06/22	575	562,045
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	575	563,782
Cimarex Energy Co.
5.88%, 05/01/22 (Call 05/01/17)	150	155,751
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	350	340,273
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	270	270,675
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	250	243,687
Exxon Mobil Corp.
2.73%, 03/01/23 (Call 01/01/23)	400	400,676
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	150	156,570
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	170	164,050
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	125	124,608
2.70%, 02/15/23 (Call 11/15/22)	300	297,147
Phillips 66
4.30%, 04/01/22	550	590,623
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	250	259,428
Sasol Financing International Ltd.
4.50%, 11/14/22[a]	300	299,415
Shell International Finance BV
2.38%, 08/21/22	400	392,660
Total Capital International SA
2.70%, 01/25/23	200	199,126

		5,504,831

452

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.46%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	$50	$49,947
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	350	328,485

		378,432
PACKAGING & CONTAINERS — 0.19%
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	75	78,868
WestRock RKT Co.
4.00%, 03/01/23 (Call 12/01/22)	75	77,614

		156,482
PHARMACEUTICALS — 5.23%
AbbVie Inc.
2.90%, 11/06/22	995	982,543
3.20%, 11/06/22 (Call 09/06/22)	100	100,360
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	425	424,486
Bristol-Myers Squibb Co.
2.00%, 08/01/22	300	292,056
Cardinal Health Inc.
3.20%, 06/15/22	100	101,186
3.20%, 03/15/23	75	75,794
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	200	200,026
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	550	556,462
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	70	68,649
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	250	247,743
Novartis Capital Corp.
2.40%, 09/21/22	450	445,779
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	300	288,834
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	470	472,007

		4,255,925
PIPELINES — 3.39%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	200	199,330
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	200	203,144

Security	Principal (000s)	Value
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)	$100	$101,817
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	150	149,419
3.95%, 09/01/22 (Call 06/01/22)	350	360,759
MPLX LP
5.50%, 02/15/23 (Call 08/15/17)	150	156,354
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	135	135,977
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	95	91,432
3.65%, 06/01/22 (Call 03/01/22)	300	304,860
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	150	160,533
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	100	97,672
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	150	148,667
TransCanada PipeLines Ltd.
2.50%, 08/01/22	125	122,796
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	100	102,750
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	425	425,880

		2,761,390
REAL ESTATE — 0.32%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	250	257,365

		257,365
REAL ESTATE INVESTMENT TRUSTS — 4.86%
American Tower Corp.
3.50%, 01/31/23	345	346,183
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	150	147,284
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	300	309,579
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)	150	153,034
Crown Castle International Corp.
5.25%, 01/15/23	600	652,746

453

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
CubeSmart LP
4.80%, 07/15/22 (Call 04/15/22)	$150	$160,747
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	100	105,612
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/03/22)	100	101,084
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	100	104,278
Equity One Inc.
3.75%, 11/15/22 (Call 08/15/22)	100	102,070
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	225	225,979
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)[a]	100	99,202
4.00%, 12/01/22 (Call 10/01/22)	150	154,695
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	100	105,323
Host Hotels & Resorts LP
4.75%, 03/01/23 (Call 12/01/22)	75	78,217
Kilroy Realty LP
3.80%, 01/15/23 (Call 10/15/22)	75	76,562
Kimco Realty Corp.
3.40%, 11/01/22 (Call 09/01/22)	100	101,438
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	200	209,342
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	250	247,047
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	220	221,901
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	50	49,867
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	200	204,704

		3,956,894
RETAIL — 3.83%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	300	310,104
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	300	295,890
3.50%, 07/20/22 (Call 05/20/22)	550	565,977
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	375	377,756

Security	Principal (000s)	Value
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)[a]	$175	$165,638
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	250	256,060
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	325	302,065
QVC Inc.
4.38%, 03/15/23	320	322,400
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)[a]	150	152,763
Walgreen Co.
3.10%, 09/15/22	370	369,611

		3,118,264
SAVINGS & LOANS — 0.12%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	100	100,972

		100,972
SEMICONDUCTORS — 1.87%
Intel Corp.
2.70%, 12/15/22	675	677,551
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	100	99,622
QUALCOMM Inc.
3.00%, 05/20/22[a]	500	502,765
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	250	241,070

		1,521,008
SOFTWARE — 2.44%
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	50	51,255
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	200	204,356
Microsoft Corp.
2.13%, 11/15/22	250	243,435
2.65%, 11/03/22 (Call 09/03/22)	275	275,261
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	400	397,440
2.50%, 10/15/22	820	811,210

		1,982,957
TELECOMMUNICATIONS — 5.11%
America Movil SAB de CV
3.13%, 07/16/22	400	394,916

454

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ETF

January 31, 2017

Security	Principal (000s)	Value
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	$900	$864,711
3.00%, 06/30/22 (Call 04/30/22)	625	615,194
3.60%, 02/17/23 (Call 12/17/22)	250	251,180
Cisco Systems Inc.
2.60%, 02/28/23	250	248,345
Motorola Solutions Inc.
3.50%, 03/01/23	70	69,167
3.75%, 05/15/22	300	304,839
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	75	74,591
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	170	172,659
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)[a]	500	482,115
Vodafone Group PLC
2.50%, 09/26/22	100	96,505
2.95%, 02/19/23	600	583,824

		4,158,046
TEXTILES — 0.13%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	100	102,144

		102,144
TRANSPORTATION — 2.19%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	295	298,879
3.05%, 09/01/22 (Call 06/01/22)	150	153,282
FedEx Corp.
2.63%, 08/01/22	250	249,260
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	200	198,834
3.00%, 04/01/22 (Call 01/01/22)	250	253,110
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	120	121,212
4.16%, 07/15/22 (Call 04/15/22)	100	107,450
United Parcel Service Inc.
2.45%, 10/01/22	400	398,884

		1,780,911

TOTAL CORPORATE BONDS & NOTES
(Cost: $76,510,765)		76,660,482

Security	Shares (000s)	Value
INVESTMENT COMPANIES — 3.84%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF[b]	129	$3,127,605

TOTAL INVESTMENT COMPANIES
(Cost: $2,974,253)		3,127,605

SHORT-TERM INVESTMENTS — 6.19%

MONEY MARKET FUNDS — 6.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[e,f,g]	4,073	4,074,595
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[e,f]	962	961,811

		5,036,406

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,035,449)		5,036,406

TOTAL INVESTMENTS IN SECURITIES — 104.24%
(Cost: $84,520,467)[h]		84,824,493
Other Assets, Less Liabilities — (4.24)%		(3,447,046)

NET ASSETS — 100.00%		$81,377,447

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $84,520,468. Net unrealized appreciation was $304,025, of which $701,726 represented gross unrealized appreciation on securities and $397,701 represented gross unrealized depreciation on securities.

455

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ETF

January 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares or Principal held at beginning of period (000s)	Shares or Principal purchased (000s)	Shares or Principal sold (000s)	Shares or Principal held at end of period (000s)	Value at end of period	Dividend or Interest income	Net realized gain (loss)
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	$129	$—	$—	$129	$3,127,605	$20,582	$—
PNC Bank N.A.
2.70%, 11/01/22	250	—	—	250	247,165	1,757	—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	100	—	—	100	99,563	913	—

					$3,474,333	$23,252	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$76,660,482	$—	$76,660,482
Investment companies	3,127,605	—	—	3,127,605
Money market funds	5,036,406	—	—	5,036,406

Total	$8,164,011	$76,660,482	$—	$84,824,493

456

Schedule of Investments (Unaudited)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.00%

ADVERTISING — 0.40%
Omnicom Group Inc.
3.63%, 05/01/22	$174	$178,938

		178,938
AEROSPACE & DEFENSE — 4.69%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	491	483,773
Lockheed Martin Corp.
3.10%, 01/15/23 (Call 11/15/22)	85	85,826
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	524	521,081
United Technologies Corp.
3.10%, 06/01/22	980	1,006,195

		2,096,875
AGRICULTURE — 1.72%
Altria Group Inc.
2.85%, 08/09/22	216	215,695
Philip Morris International Inc.
2.63%, 03/06/23[a]	564	554,147

		769,842
AIRLINES — 0.36%
American Airlines Pass Through Trust Series 2013-2, Class A
4.95%, 07/15/24	152	162,118

		162,118
AUTO MANUFACTURERS — 1.35%
Ford Motor Credit Co. LLC
4.25%, 09/20/22	200	207,550
Toyota Motor Credit Corp.
2.63%, 01/10/23	398	394,307

		601,857
BEVERAGES — 3.99%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	282	277,319
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	122	119,993
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	66	64,024
Diageo Investment Corp.
2.88%, 05/11/22	498	501,735
8.00%, 09/15/22	100	124,671

Security	Principal (000s)	Value
PepsiCo Inc.
2.75%, 03/01/23	$614	$616,008
3.10%, 07/17/22 (Call 05/17/22)	75	76,912

		1,780,662
BIOTECHNOLOGY — 1.81%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	66	68,224
Celgene Corp.
3.25%, 08/15/22	66	66,717
3.55%, 08/15/22	125	128,185
Gilead Sciences Inc.
3.25%, 09/01/22 (Call 07/01/22)	535	547,257

		810,383
CHEMICALS — 3.13%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	83	82,550
Air Products & Chemicals Inc.
2.75%, 02/03/23	66	65,858
Cabot Corp.
3.70%, 07/15/22	91	92,719
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	166	166,320
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	66	67,695
EI du Pont de Nemours & Co.
2.80%, 02/15/23	589	582,173
Monsanto Co.
2.20%, 07/15/22 (Call 04/15/22)	82	78,458
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	66	64,497
2.70%, 02/21/23 (Call 11/21/22)	199	197,100

		1,397,370
COMPUTERS — 4.62%
Apple Inc.
2.70%, 05/13/22	575	577,484
2.85%, 02/23/23 (Call 12/23/22)	550	552,145
Computer Sciences Corp.
4.45%, 09/15/22	58	60,306
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)[b]	125	131,531
HP Inc.
4.05%, 09/15/22	58	60,095

457

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2017

Security	Principal (000s)	Value
International Business Machines Corp.
1.88%, 08/01/22	$500	$480,010
2.88%, 11/09/22	200	201,454

		2,063,025
COSMETICS & PERSONAL CARE — 1.36%
Colgate-Palmolive Co.
1.95%, 02/01/23	365	353,098
2.30%, 05/03/22	191	190,022
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	66	64,984

		608,104
DIVERSIFIED FINANCIAL SERVICES — 2.39%
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)	50	49,717
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	1,010	1,015,939

		1,065,656
ELECTRIC — 7.31%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	66	65,970
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	166	166,710
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	66	64,898
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)[a]	265	260,031
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	66	66,871
Dominion Resources Inc./VA Series B
2.75%, 09/15/22 (Call 06/15/22)	66	64,749
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	66	66,222
DTE Energy Co.
3.30%, 06/15/22 (Call 04/15/22)	135	137,345
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	75	74,196
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	376	378,301
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	233	236,232

Security	Principal (000s)	Value
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	$25	$26,046
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[a]	191	198,749
Georgia Power Co.
2.85%, 05/15/22	199	199,153
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	133	130,416
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	199	212,421
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	66	65,320
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	91	92,913
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	82	80,760
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	66	66,718
Public Service Co. of Colorado
2.50%, 03/15/23 (Call 09/15/22)[a]	332	326,366
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	66	73,001
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	214	212,459

		3,265,847
ELECTRICAL COMPONENTS & EQUIPMENT — 0.56%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)[a]	249	248,746

		248,746
ELECTRONICS — 0.34%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	150	150,108

		150,108
ENGINEERING & CONSTRUCTION — 1.27%
ABB Finance USA Inc.
2.88%, 05/08/22	564	568,106

		568,106
ENVIRONMENTAL CONTROL — 0.32%
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	141	142,861

		142,861
FOOD — 1.33%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	91	91,015

458

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2017

Security	Principal (000s)	Value
Kraft Heinz Foods Co.
3.50%, 06/06/22	$166	$169,177
3.50%, 07/15/22 (Call 05/15/22)	100	101,741
Sysco Corp.
2.60%, 06/12/22	165	162,819
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)[a]	66	70,207

		594,959
GAS — 0.37%
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	100	98,971
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	66	65,444

		164,415
HAND & MACHINE TOOLS — 0.15%
Stanley Black & Decker Inc.
2.90%, 11/01/22	66	66,419

		66,419
HEALTH CARE - PRODUCTS — 0.79%
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	232	236,675
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	116	115,884

		352,559
HEALTH CARE - SERVICES — 0.87%
Catholic Health Initiatives
2.95%, 11/01/22	66	64,162
Kaiser Foundation Hospitals
3.50%, 04/01/22	250	257,888
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)[a]	66	67,981

		390,031
HOME BUILDERS — 0.30%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	133	136,473

		136,473
HOME FURNISHINGS — 0.08%
Whirlpool Corp.
3.70%, 03/01/23	33	33,892

		33,892
HOUSEHOLD PRODUCTS & WARES — 0.22%
Church & Dwight Co. Inc.
2.88%, 10/01/22	66	65,411

Security	Principal (000s)	Value
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	$33	$33,404

		98,815
INTERNET — 1.59%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	116	115,010
Baidu Inc.
3.50%, 11/28/22	400	403,100
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	198	192,189

		710,299
IRON & STEEL — 0.12%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	49	52,176

		52,176
LODGING — 0.11%
Marriott International Inc./MD
3.13%, 02/15/23 (Call 11/15/22)	50	49,269

		49,269
MACHINERY — 3.78%
Caterpillar Financial Services Corp.
2.63%, 03/01/23	199	196,612
2.85%, 06/01/22	100	100,772
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	232	230,975
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	663	662,211
John Deere Capital Corp.
2.80%, 03/06/23	495	496,104

		1,686,674
MANUFACTURING — 3.81%
3M Co.
2.00%, 06/26/22	292	286,642
Eaton Corp.
2.75%, 11/02/22	193	192,348
General Electric Co.
2.70%, 10/09/22	920	924,039
3.15%, 09/07/22	125	128,005
Parker-Hannifin Corp.
3.50%, 09/15/22	100	103,912
Pentair Finance SA
3.15%, 09/15/22 (Call 06/15/22)	66	65,124

		1,700,070

459

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2017

Security	Principal (000s)	Value
MEDIA — 3.90%
21st Century Fox America Inc.
3.00%, 09/15/22	$116	$115,843
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	166	223,765
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	25	24,670
2.85%, 01/15/23	523	520,097
3.13%, 07/15/22	133	135,386
NBCUniversal Media LLC
2.88%, 01/15/23	100	99,443
Time Warner Inc.
3.40%, 06/15/22[a]	116	116,983
Viacom Inc.
3.25%, 03/15/23 (Call 12/15/22)[a]	91	86,996
Walt Disney Co. (The)
2.35%, 12/01/22	423	418,030

		1,741,213
METAL FABRICATE & HARDWARE — 0.88%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	398	392,464

		392,464
MINING — 1.23%
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	100	101,239
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	444	446,700

		547,939
OIL & GAS — 11.13%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	216	220,236
BP Capital Markets PLC
2.50%, 11/06/22	730	713,553
3.25%, 05/06/22	257	262,410
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	914	896,168
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	173	168,192
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	100	97,475
Exxon Mobil Corp.
2.73%, 03/01/23 (Call 01/01/23)	510	510,862

Security	Principal (000s)	Value
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	$556	$550,712
Phillips 66
4.30%, 04/01/22	193	207,255
Shell International Finance BV
2.25%, 01/06/23	464	450,043
2.38%, 08/21/22[a]	473	464,320
Total Capital International SA
2.70%, 01/25/23	431	429,117

		4,970,343
OIL & GAS SERVICES — 0.42%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	66	65,930
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	130	122,009

		187,939
PHARMACEUTICALS — 7.54%
AbbVie Inc.
2.90%, 11/06/22	282	278,469
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	133	132,839
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	66	63,606
Bristol-Myers Squibb Co.
2.00%, 08/01/22	265	257,983
Cardinal Health Inc.
3.20%, 03/15/23	99	100,048
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	365	365,047
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	572	578,721
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	75	72,799
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	66	64,726
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	500	495,485
Novartis Capital Corp.
2.40%, 09/21/22	663	656,781
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	174	167,524
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	133	133,568

		3,367,596

460

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2017

Security	Principal (000s)	Value
PIPELINES — 2.55%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	$66	$65,779
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)[a]	65	66,022
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	91	90,648
MPLX LP
5.50%, 02/15/23 (Call 08/15/17)	50	52,118
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	91	91,659
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	66	63,521
3.65%, 06/01/22 (Call 03/01/22)	25	25,405
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	50	48,836
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	66	65,413
TransCanada PipeLines Ltd.
2.50%, 08/01/22	407	399,824
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	66	66,137
Williams Partners LP/ACMP Finance Corp.
6.13%, 07/15/22 (Call 02/23/17)	100	103,171

		1,138,533
REAL ESTATE INVESTMENT TRUSTS — 0.83%
American Tower Corp.
3.50%, 01/31/23	125	125,429
Crown Castle International Corp.
4.88%, 04/15/22	25	26,850
5.25%, 01/15/23[a]	200	217,582

		369,861
RETAIL — 3.27%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	33	34,111
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	100	98,630
3.50%, 07/20/22 (Call 05/20/22)	175	180,084
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	625	629,594

Security	Principal (000s)	Value
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	$390	$399,453
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	58	53,907
Walgreen Co.
3.10%, 09/15/22	66	65,931

		1,461,710
SEMICONDUCTORS — 4.25%
Intel Corp.
2.70%, 12/15/22	723	725,733
3.10%, 07/29/22	200	205,418
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	66	65,750
QUALCOMM Inc.
3.00%, 05/20/22	800	804,424
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	100	96,428

		1,897,753
SOFTWARE — 4.54%
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	66	66,348
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	66	67,438
Microsoft Corp.
2.13%, 11/15/22	398	387,549
2.65%, 11/03/22 (Call 09/03/22)	435	435,413
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)[a]	110	109,296
2.50%, 10/15/22[a]	971	960,591

		2,026,635
TELECOMMUNICATIONS — 4.60%
America Movil SAB de CV
3.13%, 07/16/22	600	592,374
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	339	325,708
Cisco Systems Inc.
2.60%, 02/28/23	325	322,848
3.00%, 06/15/22	200	204,112
Motorola Solutions Inc.
3.50%, 03/01/23	91	89,917
3.75%, 05/15/22	66	67,065
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	66	67,032

461

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2017

Security	Principal or Shares (000s)	Value
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	$157	$151,384
Vodafone Group PLC
2.95%, 02/19/23	239	232,557

		2,052,997
TEXTILES — 0.15%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	66	67,415

		67,415
TRANSPORTATION — 3.57%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	468	474,154
3.05%, 09/01/22 (Call 06/01/22)	50	51,094
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	83	81,006
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	66	65,615
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	66	66,667
4.16%, 07/15/22 (Call 04/15/22)	341	366,405
United Parcel Service Inc.
2.45%, 10/01/22	491	489,630

		1,594,571

TOTAL CORPORATE BONDS & NOTES
(Cost: $43,677,333)		43,763,518

SHORT-TERM INVESTMENTS — 8.14%

MONEY MARKET FUNDS — 8.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	3,063	3,063,626
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	571	571,419

		3,635,045

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,634,448)		3,635,045

TOTAL INVESTMENTS IN SECURITIES — 106.14%
(Cost: $47,311,781)[f]		47,398,563
Other Assets, Less Liabilities — (6.14)%		(2,741,824)

NET ASSETS — 100.00%		$44,656,739

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $47,315,799. Net unrealized appreciation was $82,764, of which $316,633 represented gross unrealized appreciation on securities and $233,869 represented gross unrealized depreciation on securities.

462

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$43,763,518	$—	$43,763,518
Money market funds	3,635,045	—	—	3,635,045

Total	$3,635,045	$43,763,518	$—	$47,398,563

463

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.30%

AEROSPACE & DEFENSE — 1.67%
Arconic Inc.
5.87%, 02/23/22	$100	$106,844
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a]	15	15,707
TransDigm Inc.
6.50%, 07/15/24 (Call 07/15/19)[b]	50	50,197

		172,748
AIRLINES — 0.25%
American Airlines Group Inc.
5.50%, 10/01/19[a]	25	25,914

		25,914
APPAREL — 0.29%
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)[a]	20	19,738
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)	10	10,037

		29,775
AUTO MANUFACTURERS — 0.15%
Navistar International Corp.
8.25%, 11/01/21 (Call 03/03/17)	15	15,150

		15,150
AUTO PARTS & EQUIPMENT — 2.04%
Dana Inc.
5.50%, 12/15/24 (Call 12/15/19)[b]	25	25,966
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 11/15/18)	30	30,785
ZF North America Capital Inc.
4.50%, 04/29/22[a]	150	154,125

		210,876
BANKS — 1.25%
Fifth Third Bancorp. VRN, (3 mo. LIBOR US + 3.033%)
5.10%, 12/29/49 (Call 06/30/23)	25	23,888
Royal Bank of Scotland Group PLC
6.00%, 12/19/23	100	105,013

		128,901
BIOTECHNOLOGY — 0.07%
Concordia International Corp.
7.00%, 04/15/23 (Call 04/15/18)[a,b]	20	7,400

		7,400

Security	Principal (000s)	Value
BUILDING MATERIALS — 1.00%
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)[a]	$25	$25,688
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)	25	25,697
Standard Industries Inc./NJ
5.38%, 11/15/24 (Call 11/15/19)[a]	50	51,527

		102,912
CHEMICALS — 1.61%
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	15	15,327
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[b]	20	23,800
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)	30	29,850
Hexion Inc.
6.63%, 04/15/20 (Call 03/03/17)	30	27,747
8.88%, 02/01/18 (Call 03/03/17)	30	30,075
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a]	20	20,350
Tronox Finance LLC
6.38%, 08/15/20 (Call 03/03/17)	20	19,225

		166,374
COMMERCIAL SERVICES — 3.00%
ADT Corp. (The)
6.25%, 10/15/21	25	27,161
APX Group Inc.
6.38%, 12/01/19 (Call 03/03/17)	25	25,784
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 04/01/18)[b]	20	19,400
Hertz Corp. (The)
7.38%, 01/15/21 (Call 03/03/17)	50	48,172
Laureate Education Inc.
9.25%, 09/01/19 (Call 03/03/17)[a]	20	20,866
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a]	60	64,993
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[a]	25	25,279
United Rentals North America Inc.
5.50%, 07/15/25 (Call 07/15/20)	50	51,950
6.13%, 06/15/23 (Call 12/15/17)	25	26,345

		309,950

464

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
COMPUTERS — 1.69%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.88%, 06/15/21 (Call 06/15/18)[a]	$25	$26,375
7.13%, 06/15/24 (Call 06/15/19)[a,b]	25	27,469
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/03/17)[a]	10	9,213
NCR Corp.
5.88%, 12/15/21 (Call 12/15/17)	50	52,187
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)[a]	50	58,943

		174,187
COSMETICS & PERSONAL CARE — 0.24%
Avon Products Inc.
7.00%, 03/15/23	10	9,550
Edgewell Personal Care Co.
4.70%, 05/24/22	15	15,525

		25,075
DISTRIBUTION & WHOLESALE — 0.26%
HD Supply Inc.
5.75%, 04/15/24 (Call 04/15/19)[a]	25	26,281

		26,281
DIVERSIFIED FINANCIAL SERVICES — 7.76%
Aircastle Ltd.
6.25%, 12/01/19	50	54,281
Ally Financial Inc.
3.60%, 05/21/18	50	50,750
5.13%, 09/30/24	50	51,262
8.00%, 03/15/20	50	56,734
CIT Group Inc.
5.38%, 05/15/20	75	79,781
6.63%, 04/01/18[a]	50	52,433
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 03/03/17)	50	50,646
6.00%, 08/01/20 (Call 03/03/17)	25	25,531
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[a,b]	11	6,958
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 03/03/17)	25	25,375

Security	Principal (000s)	Value
Navient Corp.
5.50%, 01/25/23	$50	$46,750
7.25%, 09/25/23	25	25,188
8.00%, 03/25/20	25	26,813
8.45%, 06/15/18	75	79,875
OneMain Financial Holdings LLC
7.25%, 12/15/21 (Call 12/15/17)[a]	25	25,594
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a,b]	15	14,458
Springleaf Finance Corp.
5.25%, 12/15/19	25	25,154
6.90%, 12/15/17	100	103,250

		800,833
ELECTRIC — 3.31%
AES Corp./VA
5.50%, 03/15/24 (Call 03/15/19)	50	50,656
8.00%, 06/01/20	25	28,656
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)	25	24,750
5.75%, 01/15/25 (Call 10/15/19)[b]	35	34,300
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	15	15,622
Dynegy Inc.
7.38%, 11/01/22 (Call 11/01/18)	50	49,500
7.63%, 11/01/24 (Call 11/01/19)	15	14,252
GenOn Energy Inc.
9.50%, 10/15/18	20	15,128
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	20	20,600
6.25%, 05/01/24 (Call 05/01/19)	25	25,250
7.25%, 05/15/26 (Call 05/15/21)[a,b]	25	26,094
Talen Energy Supply LLC
4.63%, 07/15/19 (Call 03/03/17)[a,b]	25	24,250
6.50%, 06/01/25 (Call 06/01/20)[b]	15	12,113

		341,171
ENERGY - ALTERNATE SOURCES — 0.10%
TerraForm Power Operating LLC
6.38%, 02/01/23 (Call 02/01/18)[a,c]	10	10,253

		10,253
ENGINEERING & CONSTRUCTION — 0.21%
AECOM
5.88%, 10/15/24 (Call 07/15/24)	20	21,548

		21,548

465

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
ENTERTAINMENT — 1.75%
AMC Entertainment Holdings Inc.
5.88%, 11/15/26 (Call 11/15/21)[a,b]	$65	$66,060
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	15	15,036
GLP Capital LP/GLP Financing II Inc.
5.38%, 04/15/26	25	26,080
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)	15	15,640
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a]	25	26,781
10.00%, 12/01/22 (Call 12/01/18)	30	30,813

		180,410
ENVIRONMENTAL CONTROL — 0.14%
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[b]	15	14,869

		14,869
FOOD — 2.40%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
6.63%, 06/15/24 (Call 06/15/19)[a]	25	25,915
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)[a]	100	100,250
4.88%, 11/01/26 (Call 11/01/21)[a]	50	50,018
Post Holdings Inc.
7.75%, 03/15/24 (Call 09/15/18)[a]	50	55,274
TreeHouse Foods Inc.
6.00%, 02/15/24 (Call 02/15/19)[a]	15	15,637

		247,094
HEALTH CARE - PRODUCTS — 1.15%
Alere Inc.
6.50%, 06/15/20 (Call 03/03/17)	15	14,888
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	15	13,063
Kinetic Concepts Inc./KCI USA Inc.
9.63%, 10/01/21 (Call 10/01/18)[a]	25	26,802
12.50%, 11/01/21 (Call 05/01/19)[a,b]	10	11,124

Security	Principal (000s)	Value
Mallinckrodt International Finance SA
4.75%, 04/15/23	$10	$8,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.63%, 10/15/23 (Call 10/15/18)[a,b]	30	26,570
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 05/15/17)[a]	20	18,100

		118,797
HEALTH CARE - SERVICES — 7.96%
Centene Corp.
4.75%, 01/15/25 (Call 01/15/20)	25	24,672
6.13%, 02/15/24 (Call 02/15/19)	30	31,770
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 03/03/17)[b]	30	28,215
6.88%, 02/01/22 (Call 02/01/18)	40	29,200
8.00%, 11/15/19 (Call 03/03/17)[b]	40	35,138
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	50	48,800
Fresenius Medical Care U.S. Finance II Inc.
5.88%, 01/31/22[a]	50	53,984
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	40	39,450
5.25%, 06/15/26 (Call 12/15/25)	50	51,981
5.38%, 02/01/25	75	76,400
6.50%, 02/15/20	125	136,406
7.50%, 02/15/22	50	57,015
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	25	25,333
Kindred Healthcare Inc.
8.00%, 01/15/20	30	29,559
Tenet Healthcare Corp.
5.00%, 03/01/19	25	24,521
6.00%, 10/01/20	60	63,217
8.13%, 04/01/22	65	65,650

		821,311
HOLDING COMPANIES - DIVERSIFIED — 1.11%
HRG Group Inc.
7.75%, 01/15/22 (Call 03/03/17)	15	15,769

466

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	$10	$10,662
Noble Group Ltd.
6.75%, 01/29/20[a]	100	88,240

		114,671
HOME BUILDERS — 1.63%
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 03/03/17)[a,b]	25	25,702
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	45	45,380
4.88%, 12/15/23 (Call 09/15/23)	35	35,700
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)[b]	25	25,688
5.50%, 03/01/26 (Call 12/01/25)	20	20,425
TRI Pointe Group Inc./TRI Pointe Homes Inc.
5.88%, 06/15/24	15	15,506

		168,401
HOUSEHOLD PRODUCTS & WARES — 0.20%
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	20	20,925

		20,925
INSURANCE — 0.52%
Genworth Holdings Inc.
7.70%, 06/15/20	30	28,858
Voya Financial Inc. VRN, (3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)	25	25,219

		54,077
INTERNET — 1.20%
Netflix Inc.
4.38%, 11/15/26[a]	40	39,250
5.50%, 02/15/22	35	37,466
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	15	15,221
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)	30	31,350

		123,287
IRON & STEEL — 1.88%
AK Steel Corp.
7.63%, 05/15/20 (Call 03/03/17)	10	10,238

Security	Principal (000s)	Value
Allegheny Technologies Inc.
7.88%, 08/15/23 (Call 05/15/23)	$10	$10,100
ArcelorMittal
7.25%, 02/25/22[b]	35	39,524
10.85%, 06/01/19	50	58,619
Cliffs Natural Resources Inc.
8.25%, 03/31/20 (Call 03/31/18)[a]	10	10,800
Steel Dynamics Inc.
5.50%, 10/01/24 (Call 10/01/19)	30	31,749
U.S. Steel Corp.
7.50%, 03/15/22 (Call 03/15/17)	10	10,350
8.38%, 07/01/21 (Call 07/01/18)[a]	20	22,171

		193,551
LODGING — 3.05%
Boyd Gaming Corp.
6.88%, 05/15/23 (Call 05/15/18)[b]	25	26,844
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 03/03/17)	15	15,563
11.00%, 10/01/21 (Call 03/03/17)	15	16,237
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)[a]	40	41,550
10.75%, 09/01/24 (Call 09/01/19)[a]	25	24,924
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[a]	15	15,375
MGM Resorts International
6.63%, 12/15/21	100	111,187
8.63%, 02/01/19	25	27,807
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 03/01/25 (Call 12/01/24)[a]	35	35,118

		314,605
MACHINERY — 1.32%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 03/03/17)[a]	10	9,875
CNH Industrial Capital LLC
3.63%, 04/15/18	50	50,667
3.88%, 10/15/21	50	49,750
4.38%, 11/06/20	25	25,781

		136,073

467

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
MANUFACTURING — 1.23%
Bombardier Inc.
4.75%, 04/15/19[a]	$50	$50,747
6.00%, 10/15/22 (Call 04/15/17)[a]	50	48,950
8.75%, 12/01/21[a,b]	25	27,031

		126,728
MEDIA — 14.24%
Altice Financing SA
6.63%, 02/15/23 (Call 02/15/18)[a]	200	209,500
Cablevision Systems Corp.
5.88%, 09/15/22[b]	30	30,075
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/23 (Call 05/01/18)[a]	50	52,000
5.25%, 09/30/22 (Call 09/30/17)	25	25,881
5.75%, 02/15/26 (Call 02/15/21)[a]	100	105,719
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 09/15/20 (Call 03/03/17)[a]	50	51,451
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	35	36,400
Series B
7.63%, 03/15/20 (Call 03/03/17)[b]	25	25,125
CSC Holdings LLC
6.75%, 11/15/21	25	27,180
DISH DBS Corp.
5.88%, 07/15/22	100	104,075
6.75%, 06/01/21	50	53,736
7.75%, 07/01/26	25	27,972
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[a]	35	34,388
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 03/03/17)	25	20,984
9.00%, 03/01/21 (Call 03/03/17)	50	37,500
10.00%, 01/15/18 (Call 03/03/17)	10	7,822
Nexstar Escrow Corp.
5.63%, 08/01/24 (Call 08/01/19)[a,d]	25	24,906
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 04/15/17)[a,b]	35	35,744
SFR Group SA
7.38%, 05/01/26 (Call 05/01/21)[a]	200	204,500

Security	Principal (000s)	Value
Sinclair Television Group Inc.
6.13%, 10/01/22 (Call 10/01/17)	$20	$20,851
Sirius XM Radio Inc.
5.38%, 04/15/25 (Call 04/15/20)[a]	50	50,861
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)	25	25,313
Unitymedia GmbH
6.13%, 01/15/25 (Call 01/15/20)[a]	200	206,750
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a]	50	49,687

		1,468,420
METAL FABRICATE & HARDWARE — 0.25%
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[a]	25	25,463

		25,463
MINING — 1.76%
Freeport-McMoRan Inc.
3.10%, 03/15/20	35	34,650
3.88%, 03/15/23 (Call 12/15/22)	75	69,282
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)	50	52,456
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	25	25,625

		182,013
OFFICE & BUSINESS EQUIPMENT — 0.25%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)	25	25,423

		25,423
PACKAGING & CONTAINERS — 4.43%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.63%, 05/15/23 (Call 05/15/19)[a]	300	303,750
Ball Corp.
4.00%, 11/15/23	35	34,729
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.13%, 07/15/23 (Call 07/15/19)[a,b]	65	66,482
5.75%, 10/15/20 (Call 03/03/17)	50	51,479

		456,440
PHARMACEUTICALS — 2.66%
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[a]	60	50,250

468

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
inVentiv Group Holdings Inc. /inVentiv Health Inc./inVentiv Health Clinical Inc.
7.50%, 10/01/24 (Call 10/01/19)[a]	$15	$15,750
Nature’s Bounty Co. (The)
7.63%, 05/15/21 (Call 05/15/18)[a]	25	26,294
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 03/01/18)[a]	35	26,513
5.88%, 05/15/23 (Call 05/15/18)[a]	100	76,125
6.38%, 10/15/20 (Call 03/03/17)[a]	90	79,087

		274,019
REAL ESTATE — 0.25%
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 12/01/21 (Call 12/01/17)[a]	25	25,781

		25,781
REAL ESTATE INVESTMENT TRUSTS — 1.97%
Communications Sales & Leasing Inc./CSL Capital LLC
8.25%, 10/15/23 (Call 04/15/19)	15	16,226
Equinix Inc.
5.38%, 04/01/23 (Call 04/01/18)	50	52,236
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a]	20	20,022
Felcor Lodging LP
6.00%, 06/01/25 (Call 06/01/20)	10	10,460
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	35	35,788
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)	25	25,069
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)[a]	30	28,800
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26 (Call 08/01/21)	15	14,742

		203,343
RETAIL — 2.91%
1011778 BC ULC/New Red Finance Inc.
6.00%, 04/01/22 (Call 10/01/17)[a]	40	41,640

Security	Principal (000s)	Value
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/03/17)[a]	$20	$9,650
Dollar Tree Inc.
5.75%, 03/01/23 (Call 03/01/18)	35	37,107
JC Penney Corp. Inc.
5.65%, 06/01/20	15	14,756
L Brands Inc.
8.50%, 06/15/19	100	112,433
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 03/03/17)[a,b]	15	9,300
PetSmart Inc.
7.13%, 03/15/23 (Call 03/15/18)[a]	25	24,563
QVC Inc.
4.38%, 03/15/23	50	50,446

		299,895
SEMICONDUCTORS — 2.90%
Advanced Micro Devices Inc.
7.50%, 08/15/22	16	17,580
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a]	50	50,250
NXP BV/NXP Funding LLC
4.13%, 06/01/21[a]	200	206,480
Sensata Technologies BV
5.00%, 10/01/25[a]	25	25,019

		299,329
SOFTWARE — 2.98%
Apollo Global Management LLC
8.63%, 11/15/24 (Call 11/15/19)[a,b]	50	51,875
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 03/03/17)[a]	20	19,300
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a]	50	50,606
5.75%, 01/15/24 (Call 01/15/19)[a]	25	25,743
7.00%, 12/01/23 (Call 12/01/18)[a,b]	50	53,025
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)	25	25,601
MSCI Inc.
5.75%, 08/15/25 (Call 08/15/20)[a]	25	26,485
Open Text Corp.
5.88%, 06/01/26 (Call 06/01/21)[a]	25	26,188
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a]	25	28,437

		307,260

469

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 11.96%
Avaya Inc.
7.00%, 04/01/19 (Call 03/03/17)[a,b,i]	$20	$16,600
CenturyLink Inc.
6.45%, 06/15/21	50	53,121
Series Y
7.50%, 04/01/24 (Call 01/01/24)[b]	25	26,419
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[a]	20	21,313
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)	35	29,269
7.13%, 03/15/19	25	26,631
8.88%, 09/15/20 (Call 06/15/20)	35	37,362
10.50%, 09/15/22 (Call 06/15/22)	25	25,938
11.00%, 09/15/25 (Call 06/15/25)	50	50,750
Hughes Satellite Systems Corp.
6.63%, 08/01/26[a,b]	55	56,911
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	25	17,563
7.25%, 04/01/19 (Call 03/03/17)	75	64,160
8.00%, 02/15/24 (Call 02/15/19)[a]	15	15,530
Level 3 Financing Inc.
5.38%, 01/15/24 (Call 01/15/19)	50	50,687
Sprint Communications Inc.
9.00%, 11/15/18[a]	100	109,551
Sprint Corp.
7.13%, 06/15/24	50	52,687
7.25%, 09/15/21	50	53,635
7.88%, 09/15/23	85	92,650
T-Mobile USA Inc.
6.38%, 03/01/25 (Call 09/01/19)[b]	100	108,125
6.63%, 11/15/20 (Call 02/10/17)	100	102,500
6.73%, 04/28/22 (Call 04/28/17)	100	104,230
Telecom Italia Capital SA
7.18%, 06/18/19	50	55,130
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a]	15	14,443
Windstream Services LLC
7.50%, 06/01/22 (Call 06/01/17)[b]	50	48,675

		1,233,880

Security	Principal or Shares (000s)	Value
TRANSPORTATION — 0.30%
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a]	$30	$31,238

		31,238

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,686,273)		10,036,651

SHORT-TERM INVESTMENTS — 12.73%

MONEY MARKET FUNDS — 12.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[e,f,g]	1,186	1,186,802
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[e,f]	127	126,746

		1,313,548

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,313,325)		1,313,548

TOTAL INVESTMENTS IN SECURITIES — 110.03%
(Cost: $10,999,598)[h]		11,350,199
Other Assets, Less Liabilities — (10.03)%		(1,034,534)

NET ASSETS — 100.00%		$10,315,665

VRN — Variable Rate Note

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Non-income earning security.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $10,999,598. Net unrealized appreciation was $350,601, of which $398,890 represented gross unrealized appreciation on securities and $48,289 represented gross unrealized depreciation on securities.
[i]	Issuer is in default of interest payments.

470

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$10,036,651	$—	$10,036,651
Money market funds	1,313,548	—	—	1,313,548

Total	$1,313,548	$10,036,651	$—	$11,350,199

471

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2017

Security		Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.15%

AUSTRALIA — 4.73%
Australia Government Bond
1.75%, 11/21/20[a]	AUD	1,850	$1,390,917
2.25%, 05/21/28[a]	AUD	810	580,046
2.75%, 10/21/19[a]	AUD	1,615	1,254,998
2.75%, 04/21/24[a]	AUD	5,750	4,437,354
2.75%, 11/21/27[a]	AUD	560	423,398
2.75%, 06/21/35[a]	AUD	691	479,590
3.25%, 10/21/18[a]	AUD	1,944	1,512,933
3.25%, 04/21/25[a]	AUD	3,578	2,847,025
3.25%, 04/21/29[a]	AUD	1,446	1,134,691
3.25%, 06/21/39[a]	AUD	904	651,072
3.75%, 04/21/37[a]	AUD	1,021	806,119
4.25%, 04/21/26[a]	AUD	2,400	2,057,175
4.50%, 04/15/20[a]	AUD	2,128	1,744,418
4.50%, 04/21/33[a]	AUD	1,455	1,287,733
4.75%, 04/21/27[a]	AUD	2,438	2,183,212
5.25%, 03/15/19[a]	AUD	4,172	3,393,911
5.50%, 04/21/23[a]	AUD	1,885	1,689,936
5.75%, 05/15/21[a]	AUD	1,987	1,735,284
5.75%, 07/15/22[a]	AUD	1,916	1,716,725

			31,326,537

AUSTRIA — 4.66%
Republic of Austria Government Bond
0.25%, 10/18/19[b]	EUR	378	417,167
0.75%, 10/20/26[b]	EUR	1,330	1,446,296
1.15%, 10/19/18[b]	EUR	875	973,858
1.20%, 10/20/25[b]	EUR	1,221	1,397,380
1.50%, 02/20/47[b]	EUR	360	385,533
1.65%, 10/21/24[b]	EUR	1,135	1,350,645
1.75%, 10/20/23[b]	EUR	1,311	1,572,182
1.95%, 06/18/19[b]	EUR	1,025	1,174,192
2.40%, 05/23/34[b]	EUR	910	1,179,554
3.15%, 06/20/44[b]	EUR	862	1,293,145
3.20%, 02/20/17[b]	EUR	474	513,000
3.40%, 11/22/22[b]	EUR	1,526	1,979,143
3.50%, 09/15/21[b]	EUR	2,376	3,014,724
3.65%, 04/20/22[b]	EUR	1,100	1,423,814
3.80%, 01/26/62[b]	EUR	447	801,307
3.90%, 07/15/20[b]	EUR	1,848	2,297,063
4.15%, 03/15/37[b]	EUR	1,646	2,700,232

Security		Principal (000s)	Value
4.30%, 09/15/17[b]	EUR	760	$845,874
4.35%, 03/15/19[b]	EUR	1,123	1,340,165
4.65%, 01/15/18[b]	EUR	1,483	1,682,436
4.85%, 03/15/26[b]	EUR	1,360	2,033,614
6.25%, 07/15/27	EUR	596	1,007,861

			30,829,185

BELGIUM — 4.65%
Kingdom of Belgium Government Bond
0.80%, 06/22/25[b]	EUR	1,115	1,219,822
1.00%, 06/22/26[b]	EUR	787	863,927
1.00%, 06/22/31[b]	EUR	390	402,627
1.25%, 06/22/18[a]	EUR	675	748,136
1.60%, 06/22/47[b]	EUR	428	426,903
2.15%, 06/22/66[b]	EUR	240	250,140
2.25%, 06/22/23[a]	EUR	1,000	1,223,978
2.60%, 06/22/24[b]	EUR	1,125	1,407,009
3.00%, 09/28/19[a]	EUR	794	937,655
3.00%, 06/22/34[b]	EUR	825	1,104,758
3.50%, 06/28/17[b]	EUR	56	61,068
3.75%, 09/28/20[b]	EUR	1,592	1,978,687
3.75%, 06/22/45[a]	EUR	740	1,137,159
4.00%, 03/28/18[b]	EUR	617	702,278
4.00%, 03/28/19	EUR	785	930,827
4.00%, 03/28/22	EUR	1,437	1,882,704
4.00%, 03/28/32[a]	EUR	1,394	2,059,192
4.25%, 09/28/21[b]	EUR	1,766	2,303,799
4.25%, 09/28/22[a]	EUR	1,945	2,604,137
4.25%, 03/28/41[b]	EUR	1,556	2,536,063
4.50%, 03/28/26[b]	EUR	615	887,388
5.00%, 03/28/35[b]	EUR	1,915	3,254,768
5.50%, 09/28/17[b]	EUR	243	273,084
5.50%, 03/28/28	EUR	986	1,579,799

			30,775,908

CANADA — 4.73%
Canada Government International Bond
2.75%, 12/01/64	CAD	105	88,666
Canadian Government Bond
0.25%, 05/01/17	CAD	605	463,754
0.25%, 05/01/18	CAD	1,650	1,259,386
0.50%, 08/01/18	CAD	330	252,375
0.75%, 09/01/20	CAD	1,527	1,160,848
0.75%, 03/01/21	CAD	2,473	1,872,457

472

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2017

Security		Principal (000s)	Value
0.75%, 09/01/21	CAD	2,170	$1,637,466
1.00%, 06/01/27	CAD	838	590,288
1.25%, 08/01/17	CAD	420	323,262
1.25%, 02/01/18	CAD	1,650	1,273,558
1.25%, 03/01/18	CAD	825	636,930
1.25%, 09/01/18	CAD	960	742,634
1.50%, 03/01/17	CAD	320	245,640
1.50%, 09/01/17	CAD	500	385,546
1.50%, 03/01/20	CAD	905	706,255
1.50%, 06/01/23	CAD	1,230	949,437
1.50%, 06/01/26	CAD	308	230,973
1.75%, 09/01/19	CAD	1,475	1,158,044
2.25%, 06/01/25	CAD	1,235	990,746
2.50%, 06/01/24	CAD	568	464,734
2.75%, 06/01/22	CAD	2,168	1,792,363
2.75%, 12/01/48	CAD	1,016	836,958
3.25%, 06/01/21	CAD	1,591	1,331,387
3.50%, 06/01/20	CAD	1,815	1,507,950
3.50%, 12/01/45	CAD	1,920	1,792,220
3.75%, 06/01/19	CAD	1,191	976,000
4.00%, 06/01/17	CAD	1,291	1,001,588
4.00%, 06/01/41	CAD	1,650	1,623,589
4.25%, 06/01/18	CAD	579	465,081
5.00%, 06/01/37	CAD	1,428	1,552,635
5.75%, 06/01/29	CAD	910	978,396
5.75%, 06/01/33	CAD	1,350	1,526,602
8.00%, 06/01/27	CAD	370	446,770
9.00%, 06/01/25	CAD	20	24,076

			31,288,614

DENMARK — 3.68%
Denmark Government Bond
0.25%, 11/15/18	DKK	1,894	279,367
1.50%, 11/15/23	DKK	21,666	3,439,987
1.75%, 11/15/25	DKK	21,015	3,394,943
3.00%, 11/15/21	DKK	22,255	3,724,325
4.00%, 11/15/19	DKK	18,483	3,024,824
4.50%, 11/15/39	DKK	37,802	9,178,863
7.00%, 11/10/24	DKK	5,970	1,322,744

			24,365,053

FINLAND — 4.17%
Finland Government Bond
0.00%, 09/15/23[b]	EUR	325	347,517

Security		Principal (000s)	Value
0.38%, 09/15/20[b]	EUR	1,948	$2,163,192
0.50%, 04/15/26[b]	EUR	1,769	1,892,445
0.75%, 04/15/31[b]	EUR	1,553	1,614,190
0.88%, 09/15/25[b]	EUR	1,063	1,185,733
1.13%, 09/15/18[b]	EUR	585	650,149
1.50%, 04/15/23[b]	EUR	2,230	2,624,002
1.63%, 09/15/22[b]	EUR	1,180	1,396,347
1.88%, 04/15/17[b]	EUR	18	19,545
2.00%, 04/15/24[b]	EUR	1,340	1,629,941
2.63%, 07/04/42[b]	EUR	1,335	1,862,974
2.75%, 07/04/28[b]	EUR	1,542	2,029,499
3.38%, 04/15/20[b]	EUR	3,345	4,061,351
3.50%, 04/15/21[b]	EUR	1,819	2,280,979
3.88%, 09/15/17[b]	EUR	611	678,215
4.00%, 07/04/25[b]	EUR	1,550	2,177,681
4.38%, 07/04/19[b]	EUR	810	981,059

			27,594,819

FRANCE — 6.62%
France Government Bond OAT
0.50%, 11/25/19[a]	EUR	400	442,942
1.00%, 05/25/19[a]	EUR	125	139,613
French Republic Government Bond OAT
0.00%, 05/25/20[a]	EUR	1,482	1,616,677
0.00%, 05/25/21[a]	EUR	550	596,688
0.25%, 11/25/20[a]	EUR	1,550	1,703,922
0.25%, 11/25/26[a]	EUR	480	480,620
0.50%, 05/25/26[a]	EUR	746	773,218
1.00%, 05/25/18[a]	EUR	380	419,007
1.00%, 11/25/18[a]	EUR	500	555,337
1.00%, 11/25/25[a]	EUR	750	819,907
1.25%, 05/25/36[b]	EUR	293	291,746
1.50%, 05/25/31[a]	EUR	687	746,855
1.75%, 05/25/23[a]	EUR	2,480	2,921,104
1.75%, 11/25/24[a]	EUR	1,171	1,373,646
1.75%, 05/25/66[b]	EUR	120	109,770
2.25%, 10/25/22[a]	EUR	463	559,347
2.25%, 05/25/24[a]	EUR	985	1,197,350
2.50%, 10/25/20[a]	EUR	866	1,030,831
2.50%, 05/25/30[a]	EUR	318	391,509
2.75%, 10/25/27[a]	EUR	1,169	1,467,573
3.00%, 04/25/22[a]	EUR	1,730	2,155,430
3.25%, 10/25/21[a]	EUR	1,200	1,497,980
3.25%, 05/25/45[a]	EUR	687	940,977

473

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2017

Security		Principal (000s)	Value
3.50%, 04/25/20[a]	EUR	580	$704,779
3.50%, 04/25/26[a]	EUR	1,104	1,465,331
3.75%, 04/25/17[a]	EUR	9	9,275
3.75%, 10/25/19[a]	EUR	2,085	2,509,456
3.75%, 04/25/21[a]	EUR	1,320	1,661,380
4.00%, 10/25/38[a]	EUR	917	1,390,055
4.00%, 04/25/55[a]	EUR	468	753,220
4.00%, 04/25/60[a]	EUR	367	598,988
4.25%, 10/25/17[a]	EUR	12	13,421
4.25%, 10/25/18[a]	EUR	1,949	2,281,189
4.25%, 04/25/19[a]	EUR	150	179,217
4.25%, 10/25/23[a]	EUR	1,065	1,449,101
4.50%, 04/25/41[a]	EUR	977	1,596,209
4.75%, 04/25/35[a]	EUR	834	1,348,572
5.50%, 04/25/29[a]	EUR	970	1,557,203
5.75%, 10/25/32[a]	EUR	938	1,623,070
6.00%, 10/25/25[a]	EUR	1,023	1,596,527
8.50%, 10/25/19[a]	EUR	250	336,139
8.50%, 04/25/23[a]	EUR	335	545,378
French Treasury Note BTAN
1.00%, 07/25/17[a]	EUR	7	7,185
1.75%, 02/25/17[a]	EUR	1	1,082

			43,858,826

GERMANY — 4.61%
Bundesobligation
0.00%, 04/17/20[a]	EUR	770	848,994
0.00%, 04/09/21[a]	EUR	300	330,558
0.00%, 10/08/21[a]	EUR	1,730	1,905,062
0.25%, 10/11/19[a]	EUR	475	526,592
0.25%, 10/16/20[a]	EUR	500	556,588
0.50%, 04/12/19[a]	EUR	518	574,917
Bundesrepublik Deutschland
0.00%, 08/15/26[a]	EUR	4	4,174
0.50%, 02/15/25[a]	EUR	4	4,458
0.50%, 02/15/26[a]	EUR	567	625,077
1.00%, 08/15/24[a]	EUR	885	1,025,837
1.50%, 09/04/22[a]	EUR	555	659,075
1.50%, 02/15/23[a]	EUR	855	1,017,983
1.50%, 05/15/23[a]	EUR	1,141	1,361,319
1.50%, 05/15/24[a]	EUR	591	708,525
1.75%, 07/04/22[a]	EUR	624	748,907
1.75%, 02/15/24[a]	EUR	1,025	1,247,982
2.00%, 01/04/22[a]	EUR	555	669,955

Security		Principal (000s)	Value
2.00%, 08/15/23[a]	EUR	653	$803,789
2.25%, 09/04/20[a]	EUR	621	739,765
2.25%, 09/04/21[a]	EUR	478	580,614
2.50%, 01/04/21[a]	EUR	740	895,408
2.50%, 07/04/44[a]	EUR	471	673,690
2.50%, 08/15/46[a]	EUR	566	816,768
3.00%, 07/04/20[a]	EUR	325	394,998
3.25%, 01/04/20[a]	EUR	1,507	1,816,941
3.25%, 07/04/21[a]	EUR	375	472,370
3.25%, 07/04/42[a]	EUR	450	719,650
3.50%, 07/04/19[a]	EUR	681	811,566
3.75%, 01/04/19[a]	EUR	33	39,091
4.00%, 01/04/37[a]	EUR	689	1,163,613
4.25%, 07/04/39[a]	EUR	434	776,460
4.75%, 07/04/28[a]	EUR	364	578,790
4.75%, 07/04/34[a]	EUR	741	1,313,837
4.75%, 07/04/40[a]	EUR	660	1,269,163
5.50%, 01/04/31[a]	EUR	517	919,706
5.63%, 01/04/28[a]	EUR	415	695,504
6.25%, 01/04/24[a]	EUR	235	365,106
6.25%, 01/04/30[a]	EUR	275	506,805
6.50%, 07/04/27[a]	EUR	300	526,065
Bundesschatzanweisungen
0.00%, 09/14/18[a]	EUR	750	819,903

			30,515,605

IRELAND — 4.66%
Ireland Government Bond
0.80%, 03/15/22[a]	EUR	1,880	2,102,755
1.00%, 05/15/26[a]	EUR	1,700	1,810,873
2.00%, 02/18/45[a]	EUR	1,536	1,587,067
2.40%, 05/15/30[a]	EUR	2,438	2,886,550
3.40%, 03/18/24[a]	EUR	2,458	3,151,042
3.90%, 03/20/23[a]	EUR	1,288	1,684,950
4.40%, 06/18/19	EUR	1,034	1,245,464
4.50%, 10/18/18	EUR	2,201	2,582,866
4.50%, 04/18/20	EUR	3,238	4,029,295
5.00%, 10/18/20	EUR	2,156	2,782,782
5.40%, 03/13/25	EUR	3,193	4,646,042
5.90%, 10/18/19	EUR	1,857	2,345,088

			30,854,774

474

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2017

Security		Principal (000s)	Value
ITALY — 6.86%
Italy Buoni Poliennali Del Tesoro
0.45%, 06/01/21	EUR	620	$661,675
0.65%, 11/01/20	EUR	420	456,101
0.70%, 05/01/20	EUR	462	504,086
0.75%, 01/15/18	EUR	84	91,597
0.95%, 03/15/23	EUR	1,130	1,190,619
1.05%, 12/01/19	EUR	1,629	1,798,337
1.15%, 05/15/17	EUR	83	90,057
1.35%, 04/15/22	EUR	543	593,617
1.45%, 09/15/22	EUR	790	864,066
1.50%, 08/01/19	EUR	2,800	3,119,737
1.50%, 06/01/25	EUR	600	623,313
1.60%, 06/01/26	EUR	270	277,320
1.65%, 03/01/32[b]	EUR	776	740,706
2.00%, 12/01/25	EUR	550	588,412
2.15%, 12/15/21	EUR	446	508,917
2.50%, 05/01/19	EUR	347	394,219
2.50%, 12/01/24	EUR	595	670,901
2.70%, 03/01/47[b]	EUR	320	306,210
3.25%, 09/01/46[b]	EUR	475	507,884
3.50%, 11/01/17	EUR	45	49,986
3.50%, 06/01/18	EUR	94	106,410
3.50%, 12/01/18	EUR	425	488,285
3.50%, 03/01/30[b]	EUR	1,920	2,279,186
3.75%, 03/01/21	EUR	449	545,819
3.75%, 05/01/21	EUR	450	546,985
3.75%, 08/01/21[a]	EUR	651	794,661
3.75%, 09/01/24	EUR	748	916,264
4.00%, 09/01/20	EUR	466	566,076
4.00%, 02/01/37[a]	EUR	663	823,181
4.25%, 02/01/19[a]	EUR	570	666,979
4.25%, 09/01/19	EUR	1,414	1,684,089
4.25%, 03/01/20	EUR	550	664,497
4.50%, 02/01/18	EUR	69	78,044
4.50%, 08/01/18	EUR	192	221,580
4.50%, 03/01/19	EUR	423	498,254
4.50%, 02/01/20[a]	EUR	489	593,533
4.50%, 05/01/23	EUR	647	826,637
4.50%, 03/01/24	EUR	525	672,645
4.50%, 03/01/26[a]	EUR	459	588,981
4.75%, 06/01/17	EUR	105	115,347

Security		Principal (000s)	Value
4.75%, 09/01/21	EUR	524	$664,967
4.75%, 08/01/23[b]	EUR	1,820	2,366,972
4.75%, 09/01/28[b]	EUR	372	491,606
4.75%, 09/01/44[b]	EUR	339	459,311
5.00%, 03/01/22	EUR	739	952,529
5.00%, 03/01/25[b]	EUR	479	635,254
5.00%, 08/01/34[a]	EUR	727	1,013,792
5.00%, 08/01/39[a]	EUR	476	665,836
5.00%, 09/01/40[a]	EUR	542	753,803
5.25%, 08/01/17[a]	EUR	65	72,188
5.25%, 11/01/29	EUR	1,084	1,508,198
5.50%, 09/01/22	EUR	438	581,943
5.50%, 11/01/22	EUR	507	674,977
5.75%, 02/01/33	EUR	401	596,970
6.00%, 05/01/31	EUR	1,006	1,512,719
6.50%, 11/01/27	EUR	2,164	3,246,196
7.25%, 11/01/26	EUR	435	677,548
9.00%, 11/01/23	EUR	251	400,527
Italy Certificati di Credito del Tesoro
0.00%, 03/28/18	EUR	400	432,959

			45,423,508

JAPAN — 22.29%
Japan Government Five Year Bond
0.10%, 12/20/17	JPY	34,400	306,641
0.10%, 03/20/18	JPY	62,450	557,182
0.10%, 06/20/19	JPY	16,450	147,083
0.10%, 09/20/19	JPY	28,300	253,148
0.10%, 12/20/19	JPY	17,950	160,624
0.10%, 03/20/20	JPY	96,400	863,040
0.10%, 06/20/20	JPY	21,350	191,195
0.10%, 09/20/20	JPY	26,900	240,954
0.10%, 12/20/20	JPY	154,900	1,387,764
0.10%, 03/20/21	JPY	74,400	666,781
0.10%, 06/20/21	JPY	182,950	1,640,139
0.10%, 09/20/21	JPY	199,850	1,792,179
0.20%, 06/20/17	JPY	1,900	16,909
0.20%, 09/20/17	JPY	41,650	371,130
0.20%, 12/20/17	JPY	50,500	450,550
0.20%, 09/20/18	JPY	106,200	949,928
0.20%, 12/20/18	JPY	73,850	661,203
0.20%, 03/20/19	JPY	121,950	1,092,291
0.20%, 06/20/19	JPY	73,750	660,982

475

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2017

Security		Principal (000s)	Value
0.20%, 09/20/19	JPY	63,850	$572,645
0.30%, 03/20/18	JPY	123,000	1,099,882
0.30%, 06/20/18	JPY	80,500	720,563
0.30%, 09/20/18	JPY	52,000	465,919
0.40%, 03/20/18	JPY	8,200	73,408
0.40%, 06/20/18	JPY	36,300	325,370
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	9,050	67,298
1.40%, 03/20/55	JPY	38,650	400,580
1.70%, 03/20/54	JPY	36,850	412,844
1.90%, 03/20/53	JPY	34,950	409,614
2.00%, 03/20/52	JPY	58,000	693,295
2.20%, 03/20/49	JPY	40,550	498,645
2.20%, 03/20/50	JPY	32,650	403,755
2.20%, 03/20/51	JPY	57,200	711,190
2.40%, 03/20/48	JPY	20,950	266,612
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	106,600	950,362
0.10%, 06/20/26	JPY	75,000	668,394
0.10%, 09/20/26	JPY	122,450	1,090,830
0.30%, 12/20/24	JPY	77,450	702,585
0.30%, 12/20/25	JPY	71,550	649,330
0.40%, 03/20/25	JPY	74,300	679,521
0.40%, 06/20/25	JPY	101,600	929,639
0.40%, 09/20/25	JPY	42,150	385,676
0.50%, 09/20/24	JPY	71,350	656,971
0.50%, 12/20/24	JPY	50,400	464,240
0.60%, 03/20/23	JPY	114,100	1,054,352
0.60%, 09/20/23	JPY	33,350	308,746
0.60%, 12/20/23	JPY	145,550	1,348,602
0.60%, 03/20/24	JPY	80,700	747,501
0.60%, 06/20/24	JPY	79,050	732,737
0.70%, 12/20/22	JPY	67,550	626,950
0.80%, 09/20/20	JPY	101,150	928,819
0.80%, 06/20/22	JPY	173,950	1,618,187
0.80%, 09/20/22	JPY	309,700	2,885,499
0.80%, 12/20/22	JPY	136,950	1,278,249
0.80%, 06/20/23	JPY	138,100	1,293,031
0.80%, 09/20/23	JPY	35,050	328,625
0.90%, 03/20/22	JPY	86,500	807,341
0.90%, 06/20/22	JPY	81,100	758,331

Security		Principal (000s)	Value
1.00%, 09/20/20	JPY	203,900	$1,885,534
1.00%, 09/20/21	JPY	140,050	1,307,096
1.00%, 12/20/21	JPY	135,650	1,269,344
1.00%, 03/20/22	JPY	155,800	1,461,275
1.10%, 06/20/20	JPY	77,450	716,819
1.10%, 03/20/21	JPY	37,350	348,418
1.10%, 06/20/21	JPY	51,450	481,247
1.10%, 09/20/21	JPY	77,750	728,857
1.10%, 12/20/21	JPY	87,550	823,059
1.20%, 12/20/20	JPY	311,850	2,912,096
1.20%, 06/20/21	JPY	123,400	1,159,067
1.30%, 03/20/18	JPY	33,700	304,714
1.30%, 12/20/18	JPY	166,100	1,517,629
1.30%, 03/20/19	JPY	96,500	884,465
1.30%, 09/20/19	JPY	33,200	306,325
1.30%, 12/20/19	JPY	128,550	1,189,957
1.30%, 03/20/20	JPY	34,050	316,239
1.30%, 06/20/20	JPY	63,500	591,533
1.30%, 03/20/21	JPY	198,800	1,869,135
1.40%, 03/20/18	JPY	5,200	47,070
1.40%, 12/20/18	JPY	138,100	1,264,116
1.40%, 06/20/19	JPY	60,200	554,867
1.40%, 09/20/19	JPY	82,300	761,291
1.40%, 03/20/20	JPY	70,850	659,995
1.50%, 12/20/17	JPY	61,350	553,548
1.50%, 06/20/18	JPY	40,050	364,397
1.50%, 09/20/18	JPY	79,050	722,015
1.50%, 03/20/19	JPY	55,800	513,548
1.50%, 06/20/19	JPY	93,700	865,619
1.70%, 09/20/17	JPY	38,250	344,051
1.70%, 03/20/18	JPY	60,600	550,377
1.70%, 06/20/18	JPY	26,000	237,200
1.80%, 06/20/17	JPY	50	448
1.80%, 06/20/18	JPY	26,550	242,543
1.90%, 06/20/17	JPY	50	448
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	23,450	181,159
0.50%, 09/20/46	JPY	50,600	414,203
0.80%, 03/20/46	JPY	54,950	488,695
1.10%, 03/20/33	JPY	16,750	164,442
1.40%, 09/20/45	JPY	23,100	236,912
1.40%, 12/20/45	JPY	42,850	439,885

476

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2017

Security		Principal (000s)	Value
1.50%, 12/20/44	JPY	38,050	$398,282
1.50%, 03/20/45	JPY	55,850	584,571
1.60%, 06/20/45	JPY	25,650	274,448
1.70%, 06/20/33	JPY	4,050	43,099
1.70%, 12/20/43	JPY	72,350	788,070
1.70%, 03/20/44	JPY	59,150	644,474
1.70%, 06/20/44	JPY	52,050	567,281
1.70%, 09/20/44	JPY	54,200	590,873
1.80%, 11/22/32	JPY	35,500	382,668
1.80%, 03/20/43	JPY	72,950	808,123
1.80%, 09/20/43	JPY	65,950	731,294
1.90%, 09/20/42	JPY	146,900	1,654,179
1.90%, 06/20/43	JPY	42,100	475,484
2.00%, 12/20/33	JPY	7,650	84,744
2.00%, 09/20/40	JPY	101,800	1,153,164
2.00%, 09/20/41	JPY	97,500	1,110,786
2.00%, 03/20/42	JPY	88,900	1,015,565
2.10%, 09/20/33	JPY	27,950	313,358
2.20%, 09/20/39	JPY	132,600	1,542,624
2.20%, 03/20/41	JPY	86,500	1,016,762
2.30%, 05/20/32	JPY	4,800	54,787
2.30%, 03/20/35	JPY	27,200	314,418
2.30%, 06/20/35	JPY	20,050	231,868
2.30%, 12/20/35	JPY	5,950	68,850
2.30%, 12/20/36	JPY	18,550	215,295
2.30%, 03/20/39	JPY	121,800	1,434,205
2.30%, 03/20/40	JPY	104,250	1,236,961
2.40%, 11/20/31	JPY	6,600	76,017
2.40%, 03/20/34	JPY	29,900	348,505
2.40%, 12/20/34	JPY	38,000	444,635
2.40%, 03/20/37	JPY	51,250	604,028
2.40%, 09/20/38	JPY	79,200	943,266
2.50%, 06/20/34	JPY	25,500	301,359
2.50%, 09/20/34	JPY	47,700	564,676
2.50%, 09/20/35	JPY	90,950	1,081,438
2.50%, 03/20/36	JPY	29,800	354,654
2.50%, 06/20/36	JPY	30,200	359,870
2.50%, 09/20/36	JPY	36,900	440,243
2.50%, 09/20/37	JPY	38,250	458,704
2.50%, 03/20/38	JPY	67,700	814,842
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	20,600	168,817

Security		Principal (000s)	Value
0.40%, 03/20/36	JPY	55,000	$470,183
0.50%, 09/20/36	JPY	195,000	1,688,406
0.80%, 06/20/23	JPY	8,850	82,889
1.00%, 03/20/23	JPY	22,500	212,892
1.00%, 12/20/35	JPY	111,000	1,056,470
1.20%, 12/20/34	JPY	81,450	805,311
1.20%, 03/20/35	JPY	100,050	988,022
1.20%, 09/20/35	JPY	76,850	757,639
1.30%, 06/20/35	JPY	81,300	814,625
1.40%, 12/20/22	JPY	19,000	183,369
1.40%, 09/20/34	JPY	96,000	978,693
1.50%, 06/20/32	JPY	39,900	413,606
1.50%, 03/20/33	JPY	46,400	480,849
1.50%, 03/20/34	JPY	72,350	748,790
1.50%, 06/20/34	JPY	85,000	879,991
1.60%, 06/20/30	JPY	43,800	457,364
1.60%, 03/20/32	JPY	39,900	418,674
1.60%, 06/20/32	JPY	5,650	59,300
1.60%, 03/20/33	JPY	57,100	599,876
1.60%, 12/20/33	JPY	48,850	512,618
1.70%, 12/20/22	JPY	21,000	205,974
1.70%, 09/20/31	JPY	49,400	524,182
1.70%, 12/20/31	JPY	48,250	512,245
1.70%, 03/20/32	JPY	44,300	470,507
1.70%, 06/20/32	JPY	110,950	1,178,854
1.70%, 09/20/32	JPY	109,450	1,163,296
1.70%, 12/20/32	JPY	70,050	745,259
1.70%, 06/20/33	JPY	95,700	1,018,403
1.70%, 09/20/33	JPY	81,600	868,392
1.80%, 06/20/30	JPY	50,100	535,023
1.80%, 09/20/30	JPY	37,850	404,644
1.80%, 06/20/31	JPY	31,800	341,115
1.80%, 09/20/31	JPY	59,000	633,385
1.80%, 12/20/31	JPY	31,100	334,093
1.80%, 03/20/32	JPY	46,750	502,500
1.80%, 12/20/32	JPY	16,950	182,584
1.90%, 03/22/21	JPY	1,950	18,763
1.90%, 06/20/22	JPY	15,000	147,494
1.90%, 09/20/23	JPY	25,000	250,631
1.90%, 03/20/24	JPY	18,050	182,110
1.90%, 03/20/25	JPY	14,500	148,268
1.90%, 06/20/25	JPY	19,200	197,042

477

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2017

Security		Principal (000s)	Value
1.90%, 12/20/28	JPY	63,050	$672,892
1.90%, 03/20/29	JPY	47,350	506,459
1.90%, 09/20/30	JPY	46,200	499,317
1.90%, 03/20/31	JPY	62,550	677,940
1.90%, 06/20/31	JPY	59,400	644,454
2.00%, 06/21/21	JPY	2,650	25,709
2.00%, 03/21/22	JPY	100	984
2.00%, 12/20/24	JPY	23,300	239,118
2.00%, 03/20/25	JPY	7,050	72,596
2.00%, 06/20/25	JPY	13,800	142,647
2.00%, 09/20/25	JPY	20,650	214,169
2.00%, 12/20/25	JPY	29,450	306,563
2.00%, 03/20/27	JPY	17,350	183,566
2.00%, 06/20/30	JPY	43,700	476,739
2.00%, 12/20/30	JPY	41,450	453,717
2.00%, 03/20/31	JPY	72,750	797,274
2.10%, 12/20/21	JPY	41,850	411,652
2.10%, 03/20/24	JPY	36,900	376,965
2.10%, 09/20/24	JPY	28,400	292,252
2.10%, 03/20/25	JPY	14,900	154,502
2.10%, 06/20/25	JPY	14,150	147,315
2.10%, 09/20/25	JPY	18,850	196,939
2.10%, 12/20/25	JPY	25,000	262,203
2.10%, 03/20/26	JPY	9,600	101,065
2.10%, 12/20/26	JPY	89,850	956,165
2.10%, 03/20/27	JPY	77,900	831,134
2.10%, 06/20/27	JPY	9,100	97,391
2.10%, 09/20/27	JPY	60,300	647,298
2.10%, 12/20/27	JPY	73,850	795,067
2.10%, 06/20/28	JPY	18,450	199,755
2.10%, 09/20/28	JPY	54,750	594,067
2.10%, 12/20/28	JPY	43,000	467,807
2.10%, 03/20/29	JPY	46,500	507,169
2.10%, 06/20/29	JPY	55,850	610,706
2.10%, 09/20/29	JPY	74,900	821,062
2.10%, 12/20/29	JPY	59,950	658,750
2.10%, 03/20/30	JPY	99,350	1,093,490
2.10%, 12/20/30	JPY	69,050	764,043
2.20%, 06/22/20	JPY	1,200	11,505
2.20%, 09/21/20	JPY	71,850	692,390
2.20%, 12/20/21	JPY	800	7,904
2.20%, 03/20/24	JPY	14,750	151,618

Security		Principal (000s)	Value
2.20%, 06/20/24	JPY	46,150	$476,139
2.20%, 03/20/26	JPY	10,700	113,509
2.20%, 06/20/26	JPY	17,050	181,594
2.20%, 09/20/26	JPY	66,000	705,724
2.20%, 09/20/27	JPY	28,350	306,973
2.20%, 03/20/28	JPY	50,000	544,681
2.20%, 09/20/28	JPY	56,800	622,073
2.20%, 06/20/29	JPY	24,450	269,983
2.20%, 12/20/29	JPY	26,800	297,472
2.20%, 03/20/30	JPY	72,000	800,618
2.20%, 03/20/31	JPY	73,000	818,190
2.30%, 09/20/18	JPY	3,150	29,127
2.30%, 06/20/26	JPY	36,300	389,628
2.30%, 09/20/26	JPY	2,900	31,256
2.30%, 06/20/27	JPY	24,000	261,232
2.30%, 06/20/28	JPY	16,250	179,166
2.40%, 03/20/20	JPY	1,100	10,551
2.40%, 06/20/24	JPY	50,000	522,407
2.40%, 03/20/28	JPY	26,500	293,841
2.40%, 06/20/28	JPY	50,000	556,256
2.50%, 03/20/20	JPY	1,150	11,062
2.50%, 12/21/20	JPY	119,000	1,164,630
2.60%, 03/20/18	JPY	40,000	366,899
2.90%, 09/20/19	JPY	550	5,280
Japan Government Two Year Bond
0.10%, 05/15/17	JPY	500	4,446
0.10%, 06/15/17	JPY	50	445
0.10%, 07/15/17	JPY	3,000	26,696
0.10%, 08/15/17	JPY	1,750	15,578
0.10%, 09/15/17	JPY	750	6,678
0.10%, 10/15/17	JPY	600	5,344
0.10%, 11/15/17	JPY	500	4,455
0.10%, 12/15/17	JPY	3,200	28,523
0.10%, 01/15/18	JPY	300	2,675
0.10%, 02/15/18	JPY	136,900	1,221,064
0.10%, 05/15/18	JPY	500	4,462
0.10%, 06/15/18	JPY	500	4,463
0.10%, 11/15/18	JPY	61,500	549,526

			147,574,121

NETHERLANDS — 4.55%
Netherlands Government Bond
0.00%, 04/15/18[b]	EUR	642	699,228
0.00%, 01/15/22[b]	EUR	144	157,119

478

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2017

Security		Principal (000s)	Value
0.25%, 01/15/20	EUR	480	$531,341
0.25%, 07/15/25[b]	EUR	1,800	1,916,920
0.50%, 07/15/26[b]	EUR	1,100	1,180,315
1.25%, 01/15/18[b]	EUR	6	6,452
1.25%, 01/15/19[b]	EUR	1,475	1,652,916
1.75%, 07/15/23[b]	EUR	1,918	2,299,946
2.00%, 07/15/24[b]	EUR	1,115	1,362,046
2.25%, 07/15/22[b]	EUR	1,283	1,569,249
2.50%, 01/15/33[b]	EUR	1,201	1,598,586
2.75%, 01/15/47[b]	EUR	990	1,464,764
3.25%, 07/15/21[b]	EUR	1,075	1,349,719
3.50%, 07/15/20[b]	EUR	1,296	1,595,938
3.75%, 01/15/23	EUR	826	1,097,227
3.75%, 01/15/42[b]	EUR	1,376	2,325,846
4.00%, 07/15/18[b]	EUR	1,455	1,678,942
4.00%, 07/15/19[b]	EUR	1,502	1,807,278
4.00%, 01/15/37[b]	EUR	1,272	2,115,485
4.50%, 07/15/17[b]	EUR	24	26,957
5.50%, 01/15/28	EUR	1,145	1,870,791
7.50%, 01/15/23	EUR	1,174	1,841,661

			30,148,726

NORWAY — 1.71%
Norway Government Bond
1.50%, 02/19/26[b]	NOK	10,616	1,268,406
1.75%, 03/13/25[b]	NOK	11,610	1,426,784
2.00%, 05/24/23[b]	NOK	15,836	1,999,295
3.00%, 03/14/24[b]	NOK	14,110	1,892,055
3.75%, 05/25/21[b]	NOK	17,306	2,341,721
4.50%, 05/22/19[b]	NOK	18,157	2,398,630

			11,326,891

PORTUGAL — 4.27%
Portugal Obrigacoes do Tesouro OT
2.20%, 10/17/22[b]	EUR	600	627,045
2.88%, 10/15/25[b]	EUR	3,145	3,121,987
2.88%, 07/21/26[b]	EUR	1,333	1,295,292
3.85%, 04/15/21[b]	EUR	2,986	3,449,789
3.88%, 02/15/30[b]	EUR	1,338	1,336,328
4.10%, 04/15/37[b]	EUR	3,136	3,043,553
4.10%, 02/15/45[b]	EUR	350	321,682
4.45%, 06/15/18[b]	EUR	435	498,546
4.75%, 06/14/19[b]	EUR	2,895	3,423,924

Security		Principal (000s)	Value
4.80%, 06/15/20[b]	EUR	3,911	$4,684,723
4.95%, 10/25/23[b]	EUR	2,308	2,717,715
5.65%, 02/15/24[b]	EUR	3,126	3,779,884

			28,300,468

SPAIN — 4.64%
Spain Government Bond
0.25%, 04/30/18	EUR	150	163,173
0.25%, 01/31/19	EUR	804	875,660
0.75%, 07/30/21	EUR	647	711,778
1.15%, 07/30/20	EUR	710	794,981
1.30%, 10/31/26[b]	EUR	1,215	1,276,883
1.40%, 01/31/20	EUR	1,724	1,939,087
1.60%, 04/30/25[b]	EUR	1,529	1,683,340
1.95%, 04/30/26[b]	EUR	450	502,694
1.95%, 07/30/30[b]	EUR	470	501,392
2.15%, 10/31/25[b]	EUR	646	736,401
2.75%, 04/30/19	EUR	871	1,002,060
2.75%, 10/31/24[b]	EUR	800	959,467
2.90%, 10/31/46[b]	EUR	320	346,267
3.45%, 07/30/66[b]	EUR	160	179,101
3.75%, 10/31/18	EUR	125	144,615
3.80%, 04/30/24[b]	EUR	303	387,767
4.00%, 04/30/20[b]	EUR	2,561	3,117,673
4.10%, 07/30/18[b]	EUR	640	736,605
4.20%, 01/31/37[b]	EUR	995	1,359,433
4.30%, 10/31/19[b]	EUR	652	787,553
4.40%, 10/31/23[b]	EUR	577	763,520
4.60%, 07/30/19[b]	EUR	689	830,861
4.65%, 07/30/25[b]	EUR	995	1,352,589
4.70%, 07/30/41[b]	EUR	558	818,569
4.80%, 01/31/24[b]	EUR	397	537,825
4.85%, 10/31/20[b]	EUR	494	626,719
4.90%, 07/30/40[b]	EUR	591	885,795
5.15%, 10/31/28[b]	EUR	380	553,516
5.15%, 10/31/44[b]	EUR	135	210,586
5.40%, 01/31/23[b]	EUR	609	837,633
5.50%, 07/30/17[b]	EUR	244	271,134
5.50%, 04/30/21[b]	EUR	716	944,149
5.75%, 07/30/32	EUR	601	955,091
5.85%, 01/31/22[b]	EUR	756	1,032,332
5.90%, 07/30/26[b]	EUR	400	595,879
6.00%, 01/31/29	EUR	818	1,274,916

			30,697,044

479

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2017

Security		Principal (000s)	Value
SWEDEN — 3.09%
Sweden Government Bond
1.00%, 11/12/26	SEK	18,300	$2,144,294
1.50%, 11/13/23	SEK	32,250	3,979,114
2.50%, 05/12/25	SEK	21,140	2,802,819
3.50%, 06/01/22	SEK	30,795	4,160,615
3.50%, 03/30/39	SEK	9,695	1,468,446
4.25%, 03/12/19	SEK	23,080	2,909,264
5.00%, 12/01/20	SEK	22,040	3,027,424

			20,491,976

SWITZERLAND — 1.58%
Swiss Confederation Government Bond
1.50%, 04/30/42[a]	CHF	20	25,865
2.00%, 04/28/21[a]	CHF	606	685,911
2.25%, 07/06/20[a]	CHF	1,142	1,280,438
3.00%, 01/08/18[a]	CHF	616	647,281
3.00%, 05/12/19[a]	CHF	2,366	2,614,926
4.00%, 02/11/23[a]	CHF	1,640	2,117,405
4.00%, 04/08/28[a]	CHF	2,082	3,059,903

			10,431,729

UNITED KINGDOM — 5.65%
United Kingdom Gilt
1.50%, 01/22/21[a]	GBP	3,325	4,336,067
1.50%, 07/22/47[a]	GBP	240	269,114
1.75%, 07/22/19[a]	GBP	850	1,108,757
1.75%, 09/07/22[a]	GBP	2,322	3,069,300
2.00%, 07/22/20[a]	GBP	1,000	1,324,518
2.00%, 09/07/25[a]	GBP	738	983,536
2.25%, 09/07/23[a]	GBP	88	119,819
2.50%, 07/22/65[a]	GBP	370	561,469
2.75%, 09/07/24[a]	GBP	467	657,083
3.25%, 01/22/44[a]	GBP	1,133	1,781,049
3.50%, 01/22/45[a]	GBP	768	1,264,286
3.50%, 07/22/68[a]	GBP	625	1,213,353
3.75%, 09/07/19[a]	GBP	570	782,500
3.75%, 09/07/20[a]	GBP	772	1,086,136
3.75%, 09/07/21[a]	GBP	414	595,131
3.75%, 07/22/52[a]	GBP	618	1,142,104
4.00%, 03/07/22[a]	GBP	425	623,374
4.00%, 01/22/60[a]	GBP	457	938,609
4.25%, 12/07/27[a]	GBP	444	710,768

Security		Principal or Shares (000s)	Value
4.25%, 06/07/32[a]	GBP	540	$903,051
4.25%, 03/07/36[a]	GBP	765	1,316,467
4.25%, 09/07/39[a]	GBP	325	574,616
4.25%, 12/07/40[a]	GBP	452	808,067
4.25%, 12/07/46[a]	GBP	460	867,419
4.25%, 12/07/49[a]	GBP	450	879,306
4.25%, 12/07/55[a]	GBP	657	1,364,440
4.50%, 09/07/34[a]	GBP	1,082	1,893,562
4.50%, 12/07/42[a]	GBP	998	1,883,870
4.75%, 03/07/20[a]	GBP	690	986,019
4.75%, 12/07/30[a]	GBP	496	858,093
4.75%, 12/07/38[a]	GBP	528	990,950
5.00%, 03/07/18[a]	GBP	357	473,057
5.00%, 03/07/25[a]	GBP	383	623,506
6.00%, 12/07/28[a]	GBP	55	102,491
8.00%, 06/07/21[a]	GBP	171	283,984

			37,375,871

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $679,718,595)			643,179,655

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]		38	38,332

			38,332

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,332)			38,332

480

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 97.16%
(Cost: $679,756,927)[e]	$643,217,987
Other Assets, Less Liabilities — 2.84%	18,832,735

NET ASSETS — 100.00%	$662,050,722

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $681,812,113. Net unrealized depreciation was $38,594,126, of which $4,119,615 represented gross unrealized appreciation on securities and $42,713,741 represented gross unrealized depreciation on securities.

481

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Foreign government obligations	$—	$643,179,655	$—	$643,179,655
Money market funds	38,332	—	—	38,332

Total	$38,332	$643,179,655	$—	$643,217,987

482

Schedule of Investments (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 16.69%

AZERBAIJAN — 0.30%
Southern Gas Corridor CJSC
6.88%, 03/24/26[b]	$22,400	$24,270,400

		24,270,400
BRAZIL — 0.16%
Caixa Economica Federal
4.25%, 05/13/19[b]	12,660	12,723,300

		12,723,300
CHILE — 1.42%
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22[b]	27,752	27,325,729
3.75%, 11/04/20[b]	21,824	22,639,999
3.88%, 11/03/21[b]	24,893	25,654,975
4.50%, 09/16/25[b]	39,180	40,391,838

		116,012,541
CHINA — 3.30%
Amber Circle Funding Ltd.
3.25%, 12/04/22[b]	9,470	9,508,382
Charming Light Investments Ltd.
3.75%, 09/03/19[b]	8,785	8,975,169
China Development Bank Corp.
1.63%, 06/22/19[b]	11,850	11,688,609
2.13%, 06/01/21[b]	15,740	15,364,314
2.50%, 10/09/20[b]	13,400	13,332,536
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23[b]	13,540	14,321,935
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	12,286	12,919,589
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/22[b]	21,340	22,050,408
4.88%, 05/17/42[b]	11,809	12,394,136
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	16,596	17,472,933
Sinopec Group Overseas Development 2014 Ltd.
4.38%, 04/10/24[b]	14,726	15,351,929

Security	Principal (000s)	Value
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[b]	$27,204	$27,059,003
3.25%, 04/28/25[b]	18,325	17,641,844
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21[b]	3,550	3,398,085
2.13%, 05/03/19[b]	16,050	15,970,020
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[b]	10,910	10,867,178
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/19[b]	15,182	15,366,340
4.13%, 05/07/24[b]	16,117	16,814,689
Three Gorges Finance I Cayman Islands Ltd.
3.15%, 06/02/26[b]	9,524	9,149,707

		269,646,806
INDONESIA — 1.15%
Majapahit Holding BV
7.75%, 01/20/20[b]	8,038	9,018,636
Pelabuhan Indonesia II PT
4.25%, 05/05/25[b]	11,500	11,183,750
Pertamina Persero PT
4.30%, 05/20/23[b]	8,842	8,896,290
4.88%, 05/03/22[b]	9,196	9,517,860
5.25%, 05/23/21[b]	8,027	8,470,973
5.63%, 05/20/43[b]	10,803	10,229,739
6.00%, 05/03/42[b]	8,030	7,941,670
6.45%, 05/30/44[b]	15,422	16,154,545
Perusahaan Listrik Negara PT
5.25%, 10/24/42[b]	9,860	9,034,225
5.50%, 11/22/21[b]	3,680	3,956,607

		94,404,295
KAZAKHSTAN — 1.26%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	21,665	21,123,375
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	24,675	24,921,750

483

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2017

Security	Principal (000s)	Value
KazMunayGas National Co. JSC
6.38%, 04/09/21[b]	$22,736	$24,715,169
7.00%, 05/05/20[b]	29,424	32,336,976

		103,097,270
MALAYSIA — 2.20%
Petronas Capital Ltd.
3.50%, 03/18/25[b]	30,100	30,258,657
4.50%, 03/18/45[b]	35,956	36,854,900
5.25%, 08/12/19[b]	64,482	68,760,993
7.88%, 05/22/22[b]	19,974	24,505,921
Petronas Global Sukuk Ltd.
2.71%, 03/18/20[b]	19,304	19,459,339

		179,839,810
MEXICO — 3.41%
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/25[b]	7,924	7,785,330
Comision Federal de Electricidad
4.75%, 02/23/27[b]	2,500	2,400,000
4.88%, 05/26/21[b]	6,086	6,299,010
4.88%, 01/15/24[b]	9,400	9,411,750
Mexico City Airport Trust
4.25%, 10/31/26 (Call 07/31/26)[b]	7,000	6,825,000
5.50%, 10/31/46 (Call 04/30/46)[b]	5,600	5,096,000
Petroleos Mexicanos
3.50%, 07/23/20	10,750	10,615,625
3.50%, 01/30/23	10,758	9,918,876
4.25%, 01/15/25	3,226	2,959,855
4.50%, 01/23/26	3,898	3,535,486
4.63%, 09/21/23	5,968	5,818,800
4.88%, 01/24/22	18,715	18,744,944
4.88%, 01/18/24	11,884	11,482,915
5.50%, 01/21/21	13,961	14,485,934
5.50%, 06/27/44	18,112	14,858,956
5.63%, 01/23/46	16,385	13,546,299
6.00%, 03/05/20	6,000	6,360,000
6.38%, 02/04/21	12,400	13,265,520
6.38%, 01/23/45	17,208	15,358,140
6.50%, 03/13/27[b]	2,600	2,670,720
6.50%, 06/02/41	20,251	18,839,100

Security	Principal (000s)	Value
6.63%, 06/15/35	$19,729	$19,095,305
6.75%, 09/21/47	17,424	16,378,560
6.88%, 08/04/26	27,985	29,496,190
8.00%, 05/03/19	12,277	13,495,492

		278,743,807
OMAN — 0.23%
Lamar Funding Ltd.
3.96%, 05/07/25[b]	20,913	19,135,395

		19,135,395
PHILIPPINES — 0.39%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[b]	15,248	16,925,280
7.39%, 12/02/24[b]	11,561	14,696,921

		31,622,201
RUSSIA — 0.78%
Russian Railways via RZD Capital PLC
5.70%, 04/05/22[b]	13,399	14,303,433
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23[b]	11,800	12,404,750
6.03%, 07/05/22[b]	9,700	10,301,400
6.80%, 11/22/25[b]	9,558	10,489,905
6.90%, 07/09/20[b]	14,878	16,161,227

		63,660,715
SOUTH AFRICA — 0.95%
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	22,047	21,969,835
6.75%, 08/06/23[b]	15,938	16,073,473
7.13%, 02/11/25[b]	23,189	23,420,890
Transnet SOC Ltd.
4.00%, 07/26/22[b]	16,791	16,161,338

		77,625,536
VENEZUELA — 1.14%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	24,617	9,425,926
5.50%, 04/12/37[b]	16,033	6,092,540
6.00%, 05/16/24[b]	32,761	13,169,832
6.00%, 11/15/26[b]	34,358	12,958,120
8.50%, 10/27/20[b]	25,500	19,762,500

484

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2017

Security	Principal (000s)	Value
9.00%, 11/17/21[b]	$15,766	$8,945,629
9.75%, 05/17/35[b]	20,538	10,265,008
12.75%, 02/17/22[b]	19,050	12,489,656

		93,109,211

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,397,542,166)		1,363,891,287

FOREIGN GOVERNMENT OBLIGATIONS[a] — 81.38%

ANGOLA — 0.37%
Angolan Government International Bond
9.50%, 11/12/25[b]	31,700	30,154,625

		30,154,625
ARGENTINA — 3.75%
Argentine Republic Government International Bond
1.00%, 12/31/38[c]	1,000	616,500
2.50%, 12/31/38[c]	53,145	32,763,893
5.63%, 01/26/22[d]	3,700	3,705,550
6.25%, 04/22/19[b]	29,882	31,570,333
6.63%, 07/06/28[b]	12,852	12,370,050
6.88%, 04/22/21[b]	45,924	48,794,250
6.88%, 01/26/27[d]	5,000	4,940,000
7.13%, 07/06/36[b]	18,982	17,843,080
7.50%, 04/22/26[b]	67,135	69,988,237
7.63%, 04/22/46[b]	28,536	28,207,836
8.28%, 12/31/33	13,772	14,116,525
8.28%, 12/31/33	39,224	41,479,189

		306,395,443
AZERBAIJAN — 0.61%
Republic of Azerbaijan International Bond
4.75%, 03/18/24[b]	28,099	27,958,505
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	22,493	21,693,824

		49,652,329
BRAZIL — 3.80%
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 09/26/23[b]	13,323	13,689,383
6.50%, 06/10/19[b]	13,085	13,951,881

Security	Principal (000s)	Value
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28[b]	$14,481	$14,039,330
Brazilian Government International Bond
2.63%, 01/05/23	25,499	23,165,841
4.25%, 01/07/25	46,489	45,094,330
4.88%, 01/22/21	32,050	33,348,025
5.00%, 01/27/45	38,855	33,221,025
5.63%, 01/07/41	23,785	22,238,975
5.63%, 02/21/47	19,400	18,042,000
6.00%, 04/07/26	16,701	17,870,070
7.13%, 01/20/37	17,619	19,336,852
8.25%, 01/20/34	17,724	21,268,800
8.88%, 04/15/24	12,081	15,222,060
10.13%, 05/15/27	14,252	19,774,650

		310,263,222
CHILE — 0.35%
Chile Government International Bond
3.13%, 01/21/26	28,627	28,483,865

		28,483,865
CHINA — 0.61%
Export-Import Bank of China (The)
2.00%, 04/26/21[b]	12,545	12,199,442
2.50%, 07/31/19[b]	16,447	16,632,029
2.88%, 04/26/26[b]	3,550	3,363,625
3.63%, 07/31/24[b]	17,654	17,961,003

		50,156,099
COLOMBIA — 3.74%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	14,595	13,865,250
3.88%, 04/25/27 (Call 01/25/27)	4,000	3,944,000
4.00%, 02/26/24 (Call 11/26/23)	29,411	29,969,809
4.38%, 07/12/21	28,014	29,526,756
4.50%, 01/28/26 (Call 10/28/25)	18,743	19,605,178
5.00%, 06/15/45 (Call 12/15/44)	52,851	51,476,874
5.63%, 02/26/44 (Call 08/26/43)	36,570	38,837,340
6.13%, 01/18/41	33,855	37,579,050
7.38%, 03/18/19	26,305	29,145,940
7.38%, 09/18/37	25,440	31,698,240
8.13%, 05/21/24	15,561	19,606,860

		305,255,297

485

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2017

Security	Principal (000s)	Value
COSTA RICA — 0.75%
Costa Rica Government International Bond
4.25%, 01/26/23[b]	$14,794	$13,924,853
7.00%, 04/04/44[b]	28,409	27,272,640
7.16%, 03/12/45[b]	20,985	20,355,450

		61,552,943
CROATIA — 2.13%
Croatia Government International Bond
5.50%, 04/04/23[b]	31,276	33,262,026
6.00%, 01/26/24[b]	38,814	42,443,109
6.38%, 03/24/21[b]	33,804	36,964,674
6.63%, 07/14/20[b]	6,110	6,681,285
6.63%, 07/14/20[b]	19,494	21,316,689
6.75%, 11/05/19[b]	30,603	33,311,365

		173,979,148
DOMINICAN REPUBLIC — 2.42%
Dominican Republic International Bond
5.50%, 01/27/25[b]	28,035	27,824,738
5.88%, 04/18/24[b]	20,584	21,124,330
6.85%, 01/27/45[b]	43,367	42,608,077
6.88%, 01/29/26[b]	37,415	39,893,744
7.45%, 04/30/44[b]	32,396	34,096,790
7.50%, 05/06/21[b]	29,228	32,004,660

		197,552,339
ECUADOR — 1.82%
Ecuador Government International Bond
7.95%, 06/20/24[b]	43,032	42,386,520
9.65%, 12/13/26[b]	23,704	25,066,980
10.50%, 03/24/20[b]	30,186	32,978,205
10.75%, 03/28/22[b]	43,200	48,384,000

		148,815,705
EGYPT — 0.61%
Egypt Government International Bond
5.75%, 04/29/20[b]	20,529	20,939,580
5.88%, 06/11/25[b]	31,064	28,578,880

		49,518,460

Security	Principal (000s)	Value
EL SALVADOR — 0.28%
El Salvador Government International Bond
7.65%, 06/15/35[b]	$25,595	$22,523,600

		22,523,600
ETHIOPIA — 0.21%
Ethiopia International Bond
6.63%, 12/11/24[b]	19,194	17,274,600

		17,274,600
GABON — 0.36%
Gabon Government International Bond
6.38%, 12/12/24[b]	31,963	29,405,960

		29,405,960
GHANA — 0.51%
Ghana Government International Bond
7.88%, 08/07/23[b]	21,173	20,696,608
8.13%, 01/18/26[b]	21,847	21,273,516

		41,970,124
HUNGARY — 3.61%
Hungary Government International Bond
5.38%, 02/21/23	43,840	47,840,400
5.38%, 03/25/24	39,614	43,476,365
5.75%, 11/22/23	43,902	49,005,607
6.25%, 01/29/20	39,834	43,668,022
6.38%, 03/29/21	66,526	74,509,120
7.63%, 03/29/41	26,186	36,431,273

		294,930,787
INDIA — 0.25%
Export-Import Bank of India
3.38%, 08/05/26[b]	21,964	20,697,395

		20,697,395
INDONESIA — 3.94%
Indonesia Government International Bond
3.38%, 04/15/23[b]	12,020	11,809,650
3.75%, 04/25/22[b]	13,173	13,321,196
4.13%, 01/15/25[b]	17,959	18,048,795
4.35%, 01/08/27[b]	5,300	5,386,125
4.63%, 04/15/43[b]	9,232	9,058,900

486

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2017

Security	Principal (000s)	Value
4.75%, 01/08/26[b]	$18,770	$19,638,112
4.88%, 05/05/21[b]	19,701	20,981,565
4.88%, 05/05/21[b]	1,000	1,065,000
5.13%, 01/15/45[b]	7,014	7,057,838
5.25%, 01/17/42[b]	16,612	16,985,770
5.25%, 01/08/47[b]	4,200	4,310,250
5.38%, 10/17/23[b]	7,365	8,046,263
5.88%, 03/13/20[b]	15,754	17,250,630
5.88%, 01/15/24[b]	19,626	21,907,522
5.95%, 01/08/46[b]	12,729	14,336,036
6.63%, 02/17/37[b]	15,576	18,418,620
6.75%, 01/15/44[b]	15,385	19,000,475
7.75%, 01/17/38[b]	2,125	2,812,969
7.75%, 01/17/38[b]	10,601	14,033,074
8.50%, 10/12/35[b]	14,848	20,583,040
11.63%, 03/04/19[b]	10,216	12,208,120
Perusahaan Penerbit SBSN Indonesia III
3.30%, 11/21/22[b]	7,700	7,642,250
4.33%, 05/28/25[b]	10,830	10,924,762
4.35%, 09/10/24[b]	17,060	17,358,550
4.55%, 03/29/26[b]	9,700	9,894,000

		322,079,512
IRAQ — 0.60%
Iraq International Bond
5.80%, 01/15/28[b] (Call 03/19/17)	58,964	48,719,005

		48,719,005
IVORY COAST — 0.86%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 06/30/17)[b,c]	53,012	49,168,741
6.38%, 03/03/28[b]	21,486	20,948,850

		70,117,591
JAMAICA — 0.72%
Jamaica Government International Bond
6.75%, 04/28/28	30,499	33,739,519
8.00%, 03/15/39	22,815	25,552,800

		59,292,319

Security	Principal (000s)	Value
JORDAN — 0.26%
Jordan Government International Bond
5.75%, 01/31/27[b]	$22,100	$21,039,200

		21,039,200
KAZAKHSTAN — 1.82%
Kazakhstan Government International Bond
3.88%, 10/14/24[b]	32,016	32,096,040
4.88%, 10/14/44[b]	24,469	23,526,944
5.13%, 07/21/25[b]	53,130	57,088,185
6.50%, 07/21/45[b]	30,492	35,721,378

		148,432,547
KENYA — 0.49%
Kenya Government International Bond
6.88%, 06/24/24[b]	41,830	40,470,525

		40,470,525
LEBANON — 2.47%
Lebanon Government International Bond
6.00%, 01/27/23[b]	24,173	23,749,973
6.10%, 10/04/22[b]	30,112	29,810,880
6.38%, 03/09/20	27,043	27,617,664
6.60%, 11/27/26[b]	32,105	31,462,900
6.65%, 02/26/30[b]	31,618	30,748,505
6.75%, 11/29/27[b]	19,841	19,667,391
8.25%, 04/12/21[b]	35,554	38,442,762

		201,500,075
LITHUANIA — 1.43%
Lithuania Government International Bond
6.13%, 03/09/21[b]	32,496	36,436,140
6.63%, 02/01/22[b]	31,714	36,827,883
7.38%, 02/11/20[b]	38,019	43,294,136

		116,558,159
MALAYSIA — 1.08%
1MDB Global Investments Ltd.
4.40%, 03/09/23[b]	61,300	56,549,250
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25[b]	11,747	11,423,018
Malaysia Sukuk Global Bhd
3.18%, 04/27/26[b]	21,000	20,580,000

		88,552,268

487

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2017

Security	Principal (000s)	Value
MEXICO — 2.81%
Mexico Government International Bond
3.50%, 01/21/21	$5,377	$5,489,917
3.60%, 01/30/25	8,145	7,912,868
3.63%, 03/15/22	17,200	17,346,200
4.00%, 10/02/23	35,742	36,010,065
4.13%, 01/21/26	25,228	25,278,456
4.35%, 01/15/47	11,540	9,953,250
4.60%, 01/23/46	11,964	10,797,510
4.75%, 03/08/44	23,954	21,977,795
5.13%, 01/15/20	10,416	11,218,032
5.55%, 01/21/45	17,702	18,100,295
5.75%, 10/12/49	17,552	16,279,480
5.95%, 03/19/19	7,650	8,281,125
6.05%, 01/11/40	13,906	15,192,305
6.75%, 09/27/34	13,005	15,508,462
8.30%, 08/15/31	7,078	10,440,050

		229,785,810
MONGOLIA — 0.21%
Mongolia Government International Bond
5.13%, 12/05/22[b]	20,083	17,422,003

		17,422,003
MOROCCO — 0.37%
Morocco Government International Bond
4.25%, 12/11/22[b]	29,118	29,933,304

		29,933,304
OMAN — 1.03%
Oman Government International Bond
3.63%, 06/15/21[b]	32,765	32,560,219
4.75%, 06/15/26[b]	53,895	51,671,831

		84,232,050
PAKISTAN — 1.12%
Pakistan Government International Bond
6.75%, 12/03/19[b]	13,652	14,590,575
7.25%, 04/15/19[b]	26,830	28,651,623
8.25%, 04/15/24[b]	24,053	26,537,314
Third Pakistan International Sukuk Co. Ltd. (The)
5.50%, 10/13/21[b]	21,076	21,444,830

		91,224,342

Security	Principal (000s)	Value
PANAMA — 1.99%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	$26,030	$26,322,837
3.88%, 03/17/28 (Call 12/17/27)	21,177	21,150,529
4.00%, 09/22/24 (Call 06/22/24)	21,714	22,446,848
5.20%, 01/30/20	34,276	36,975,235
6.70%, 01/26/36	45,215	56,010,081

		162,905,530
PARAGUAY — 0.28%
Paraguay Government International Bond
6.10%, 08/11/44[b]	22,510	22,791,375

		22,791,375
PERU — 2.95%
Peruvian Government International Bond
4.13%, 08/25/27	25,214	26,695,322
5.63%, 11/18/50	56,736	65,601,000
6.55%, 03/14/37	1,500	1,901,250
6.55%, 03/14/37	23,272	29,497,260
7.35%, 07/21/25	41,072	53,034,220
8.75%, 11/21/33	42,610	63,169,325
8.75%, 11/21/33	700	1,037,750

		240,936,127
PHILIPPINES — 3.97%
Philippine Government International Bond
3.70%, 03/01/41	26,353	25,562,410
3.70%, 02/02/42	2,000	1,923,560
3.95%, 01/20/40	27,211	27,313,041
4.00%, 01/15/21	23,355	24,756,300
4.20%, 01/21/24	23,518	25,211,296
5.00%, 01/13/37	18,766	21,557,442
5.50%, 03/30/26	11,703	13,794,911
6.38%, 01/15/32	12,790	16,485,031
6.38%, 10/23/34	28,074	36,987,495
7.75%, 01/14/31	25,355	36,029,455
8.38%, 06/17/19	14,725	16,988,969
9.50%, 02/02/30	25,856	40,723,200
10.63%, 03/16/25	24,221	37,027,854

		324,360,964

488

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2017

Security	Principal (000s)	Value
POLAND — 3.38%
Republic of Poland Government International Bond
3.00%, 03/17/23	$36,737	$36,140,024
3.00%, 03/17/23	1,000	983,750
3.25%, 04/06/26	34,767	33,680,531
4.00%, 01/22/24	39,964	41,312,785
5.00%, 03/23/22	55,740	60,756,600
5.13%, 04/21/21	37,763	41,161,670
6.38%, 07/15/19	56,369	62,358,206

		276,393,566
ROMANIA — 1.64%
Romanian Government International Bond
4.38%, 08/22/23[b]	33,200	34,312,200
4.88%, 01/22/24[b]	19,650	20,897,775
6.13%, 01/22/44[b]	23,196	27,487,260
6.75%, 02/07/22[b]	44,717	51,145,069

		133,842,304
RUSSIA — 4.00%
Russian Foreign Bond-Eurobond
4.50%, 04/04/22[b]	20,000	20,880,000
4.75%, 05/27/26[b]	22,600	23,334,500
4.88%, 09/16/23[b]	27,800	29,468,000
5.00%, 04/29/20[b]	33,200	35,441,000
5.63%, 04/04/42[b]	21,600	23,371,200
5.88%, 09/16/43[b]	19,000	21,308,500
7.50%, 03/31/30[b,c]	105,960	127,098,844
12.75%, 06/24/28[b]	26,589	45,600,135

		326,502,179
SERBIA — 0.98%
Serbia International Bond
4.88%, 02/25/20[b]	31,587	32,408,262
7.25%, 09/28/21[b]	42,524	47,945,810

		80,354,072
SLOVAKIA — 0.38%
Slovakia Government International Bond
4.38%, 05/21/22[b]	28,789	31,236,065

		31,236,065

Security	Principal (000s)	Value
SOUTH AFRICA — 2.54%
Republic of South Africa Government International Bond
4.30%, 10/12/28	$23,749	$22,294,374
4.67%, 01/17/24	26,148	26,442,165
4.88%, 04/14/26	17,620	17,708,100
5.00%, 10/12/46	16,300	15,370,900
5.38%, 07/24/44	15,824	15,871,472
5.50%, 03/09/20	29,084	31,003,544
5.88%, 05/30/22	14,159	15,539,502
5.88%, 09/16/25	33,955	36,628,956
6.88%, 05/27/19	24,740	26,966,600

		207,825,613
SRI LANKA — 1.47%
Sri Lanka Government International Bond
5.88%, 07/25/22[b]	20,872	20,924,180
6.25%, 10/04/20[b]	19,803	20,471,351
6.25%, 07/27/21[b]	22,398	23,042,838
6.83%, 07/18/26[b]	21,757	21,811,393
6.83%, 07/18/26[b]	1,023	1,025,558
6.85%, 11/03/25[b]	32,536	32,658,010

		119,933,330
TRINIDAD AND TOBAGO — 0.25%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26[b]	20,500	20,371,875

		20,371,875
TUNISIA — 0.24%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/25[b]	20,935	19,757,406

		19,757,406
TURKEY — 4.42%
Hazine Mustesarligi Varlik Kiralama AS
4.25%, 06/08/21[b]	8,378	8,147,605
4.49%, 11/25/24[b]	8,500	7,883,750
Turkey Government International Bond
3.25%, 03/23/23	16,901	15,105,269
4.25%, 04/14/26	12,611	11,271,081
4.88%, 10/09/26	23,823	22,214,947

489

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2017

Security	Principal (000s)	Value
4.88%, 04/16/43	$18,566	$15,108,083
5.13%, 03/25/22	9,026	8,980,870
5.63%, 03/30/21	14,764	15,155,246
5.75%, 03/22/24	21,941	22,083,616
6.00%, 03/25/27	6,600	6,641,250
6.00%, 01/14/41	20,299	18,954,191
6.25%, 09/26/22	17,284	18,061,780
6.63%, 02/17/45	28,900	29,080,625
6.75%, 05/30/40	12,892	13,085,380
6.88%, 03/17/36	32,139	33,263,865
7.00%, 03/11/19	14,595	15,507,188
7.00%, 06/05/20	11,597	12,510,264
7.25%, 03/05/38	6,593	7,080,882
7.38%, 02/05/25	33,860	37,330,650
7.50%, 11/07/19	12,460	13,519,100
8.00%, 02/14/34	13,370	15,375,500
11.88%, 01/15/30	10,049	15,073,500

		361,434,642
UKRAINE — 3.01%
Ukraine Government International Bond
7.75%, 09/01/19[b]	29,859	29,709,705
7.75%, 09/01/20[b]	32,287	31,608,973
7.75%, 09/01/21[b]	26,192	25,327,664
7.75%, 09/01/22[b]	27,965	26,818,435
7.75%, 09/01/23[b]	31,667	29,925,315
7.75%, 09/01/24[b]	25,552	23,916,672
7.75%, 09/01/25[b]	23,573	21,981,823
7.75%, 09/01/26[b]	32,503	30,187,161
7.75%, 09/01/27[b]	29,166	26,905,635

		246,381,383
URUGUAY — 2.27%
Uruguay Government International Bond
4.38%, 10/27/27	42,504	43,513,422
4.50%, 08/14/24	30,010	31,735,353
5.10%, 06/18/50	83,072	77,568,746
7.63%, 03/21/36	25,630	32,518,062

		185,335,583
VENEZUELA — 1.39%
Venezuela Government International Bond
6.00%, 12/09/20[b]	10,057	5,292,496
7.00%, 03/31/38[b]	9,186	4,064,805

Security	Principal or Shares (000s)	Value
7.65%, 04/21/25[b]	$13,558	$6,304,470
7.75%, 10/13/19[b]	16,307	9,865,977
8.25%, 10/13/24[b]	20,408	9,693,800
9.00%, 05/07/23[b]	14,025	7,082,625
9.25%, 09/15/27	28,036	14,718,900
9.25%, 05/07/28[b]	16,095	7,806,075
9.38%, 01/13/34	12,681	6,118,583
11.75%, 10/21/26[b]	23,581	13,794,885
11.95%, 08/05/31[b]	28,158	16,331,756
12.75%, 08/23/22[b]	19,405	12,710,340

		113,784,712
VIETNAM — 0.26%
Vietnam Government International Bond
4.80%, 11/19/24[b]	21,012	21,101,931

		21,101,931
ZAMBIA — 0.57%
Zambia Government International Bond
8.50%, 04/14/24[b]	19,723	19,575,078
8.97%, 07/30/27[b]	27,412	27,309,205

		46,884,283

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $6,855,217,877)		6,650,073,591

SHORT-TERM INVESTMENTS — 0.21%

MONEY MARKET FUNDS — 0.21%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[e,f]	16,863	16,863,071

		16,863,071

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,863,071)		16,863,071

490

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2017

Value

TOTAL INVESTMENTS IN SECURITIES — 98.28%
(Cost: $8,269,623,114)[g]	$8,030,827,949
Other Assets, Less Liabilities — 1.72%	140,267,052

NET ASSETS — 100.00%	$8,171,095,001

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	The cost of investments for federal income tax purposes was $8,305,465,661. Net unrealized depreciation was $274,637,712, of which $32,879,740 represented gross unrealized appreciation on securities and $307,517,452 represented gross unrealized depreciation on securities.

491

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$1,363,891,287	$—	$1,363,891,287
Foreign government obligations	—	6,650,073,591	—	6,650,073,591
Money market funds	16,863,071	—	—	16,863,071

Total	$16,863,071	$8,013,964,878	$—	$8,030,827,949

492

Schedule of Investments (Unaudited)

iSHARES® TIPS BOND ETF

January 31, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 100.01%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/17	$636	$638,144
0.13%, 04/15/18	1,944,414	1,970,498,036
0.13%, 04/15/19	1,371,789	1,397,707,488
0.13%, 04/15/20	817,719	832,884,270
0.13%, 04/15/21	864,614	877,224,590
0.13%, 01/15/22	709,799	718,860,645
0.13%, 07/15/22	560,107	567,933,127
0.13%, 01/15/23	898,018	901,001,961
0.13%, 07/15/24	1,743,438	1,733,734,048
0.13%, 07/15/26	183,673	179,666,255
0.25%, 01/15/25	822,815	817,989,682
0.38%, 07/15/23	784,961	801,041,015
0.38%, 07/15/25	710,102	714,005,869
0.38%, 01/15/27	76,935	76,787,873
0.63%, 07/15/21	778,387	811,565,083
0.63%, 01/15/24	958,515	986,343,088
0.63%, 01/15/26	560,708	571,844,867
0.63%, 02/15/43	123,891	115,120,187
0.75%, 02/15/42	665,696	638,595,819
0.75%, 02/15/45	479,131	457,541,742
1.00%, 02/15/46	35,444	36,125,647
1.13%, 01/15/21	493,328	522,030,139
1.25%, 07/15/20	386,784	411,605,804
1.38%, 01/15/20	360,398	381,514,140
1.38%, 02/15/44	672,051	743,235,683
1.75%, 01/15/28	365,713	413,841,370
1.88%, 07/15/19	431,354	461,662,890
2.00%, 01/15/26	781,903	891,185,369
2.13%, 02/15/40	262,421	329,534,377
2.13%, 02/15/41	178,357	225,148,074
2.38%, 01/15/25	352,981	409,248,215
2.38%, 01/15/27	446,752	530,913,791
2.50%, 01/15/29	453,471	554,346,965
3.38%, 04/15/32	95,144	133,463,146
3.63%, 04/15/28	237,599	316,039,274
3.88%, 04/15/29	320,924	444,183,004

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $21,819,000,340)		21,975,061,677

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[a,b]	35,761	$35,760,907

		35,760,907

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,760,907)		35,760,907

TOTAL INVESTMENTS IN SECURITIES — 100.17%
(Cost: $21,854,761,247)[c]		22,010,822,584
Other Assets, Less Liabilities — (0.17)%		(36,767,807)

NET ASSETS — 100.00%		$21,974,054,777

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $21,919,795,732. Net unrealized appreciation was $91,026,852, of which $225,561,735 represented gross unrealized appreciation on securities and $134,534,883 represented gross unrealized depreciation on securities.

493

Schedule of Investments (Unaudited) (Continued)

iSHARES® TIPS BOND ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$21,975,061,677	$—	$21,975,061,677
Money market funds	35,760,907	—	—	35,760,907

Total	$35,760,907	$21,975,061,677	$—	$22,010,822,584

494

Schedule of Investments (Unaudited)

iSHARES® TREASURY FLOATING RATE BOND ETF

January 31, 2017

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.24%
U.S. Treasury Floating Rate Note
FRN, (3 mo.Treasury money market yield + 0.074%)
0.58%, 04/30/17	$8,000	$8,001,360
FRN, (3 mo.Treasury money market yield + 0.077%)
0.58%, 07/31/17	2,650	2,650,821
FRN, (3 mo.Treasury money market yield + 0.140%)
0.65%, 01/31/19	600	599,982
FRN, (3 mo.Treasury money market yield + 0.168%)
0.67%, 10/31/17	1,340	1,341,581
FRN, (3 mo.Treasury money market yield + 0.174%)
0.68%, 07/31/18	250	250,292
FRN, (3 mo.Treasury money market yield + 0.170%)
0.68%, 10/31/18	2,050	2,052,030
FRN, (3 mo.Treasury money market yield + 0.190%)
0.70%, 04/30/18	1,500	1,502,430
FRN, (3 mo.Treasury money market yield + 0.272%)
0.78%, 01/31/18	3,500	3,508,960

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $19,895,756)		19,907,456

MONEY MARKET FUNDS — 0.75%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[a,b]	151	151,143

TOTAL MONEY MARKET FUNDS
(Cost: $151,143)		151,143

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $20,046,899)[c]		20,058,599
Other Assets, Less Liabilities — 0.01%		1,937

NET ASSETS — 100.00%		$20,060,536

FRN — Floating Rate Note

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $20,046,899. Net unrealized appreciation was $11,700, of which $11,718 represented gross unrealized appreciation on securities and $18 represented gross unrealized depreciation on securities.

495

Schedule of Investments (Unaudited) (Continued)

iSHARES® TREASURY FLOATING RATE BOND ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$19,907,456	$—	$19,907,456
Money market funds	151,143	—	—	151,143

Total	$151,143	$19,907,456	$—	$20,058,599

496

Schedule of Investments (Unaudited)

iSHARES® U.S. TREASURY BOND ETF(a)

January 31, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 98.73%
U.S. Treasury Note/Bond
0.75%, 03/31/18	$24,616	$24,554,460
0.88%, 01/15/18	21,202	21,201,173
0.88%, 01/31/18	106,756	106,751,837
0.88%, 03/31/18	10,961	10,954,149
0.88%, 10/15/18	3,330	3,316,081
0.88%, 07/31/19	72,379	71,530,791
1.00%, 08/15/18	8,765	8,758,155
1.00%, 08/31/19	11,996	11,883,070
1.13%, 01/15/19	3,268	3,263,023
1.13%, 03/31/20	10,085	9,962,881
1.13%, 04/30/20	850	838,811
1.25%, 11/30/18	386,226	386,769,034
1.25%, 02/29/20	1,696	1,683,247
1.38%, 09/30/18	75,009	75,334,239
1.38%, 02/29/20	8,962	8,923,490
1.38%, 05/31/20	18,730	18,604,884
1.38%, 08/31/20	45,019	44,607,481
1.38%, 09/30/20	6,012	5,950,473
1.38%, 04/30/21	19,351	19,007,829
1.38%, 08/31/23	5,852	5,553,683
1.38%, 09/30/23	10,204	9,674,668
1.50%, 08/31/18	4,499	4,527,821
1.50%, 01/31/19	7,255	7,293,829
1.50%, 02/28/19	39,298	39,495,822
1.50%, 05/31/19	15,941	16,006,390
1.50%, 11/30/19	55,163	55,253,522
1.50%, 05/31/20	60,944	60,775,002
1.50%, 02/28/23	5,029	4,844,732
1.50%, 03/31/23	10,536	10,135,959
1.50%, 08/15/26	6,708	6,167,535
1.63%, 03/31/19	26,664	26,859,820
1.63%, 04/30/19	7,296	7,347,197
1.63%, 06/30/19	33,548	33,762,909
1.63%, 07/31/19	8,988	9,043,824
1.63%, 08/31/19	13,432	13,514,902
1.63%, 11/30/20	52,100	51,935,156
1.63%, 11/15/22	25,932	25,278,643
1.63%, 04/30/23	16,060	15,549,340
1.63%, 05/31/23	20,710	20,028,827
1.75%, 10/31/18	6,116	6,180,505
1.75%, 09/30/19	36,047	36,369,340

Security	Principal (000s)	Value
1.75%, 02/28/22	$37,496	$37,140,088
1.75%, 05/15/22	24,548	24,246,894
1.75%, 09/30/22	11,700	11,496,815
1.75%, 05/15/23	29,420	28,685,647
1.88%, 06/30/20	1,905	1,923,231
1.88%, 11/30/21	43,215	43,150,869
1.88%, 08/31/22	37,502	37,142,710
1.88%, 10/31/22	6,211	6,139,188
2.00%, 07/31/20	12,015	12,172,127
2.00%, 11/30/20	83,877	84,781,682
2.00%, 02/28/21	23,057	23,271,664
2.00%, 08/31/21	26,339	26,478,913
2.00%, 11/15/21	7,621	7,649,876
2.00%, 11/30/22	17,519	17,418,990
2.00%, 02/15/25	64,819	63,084,573
2.00%, 08/15/25	130,058	125,953,013
2.00%, 11/15/26	250	240,244
2.13%, 08/31/20	4,341	4,414,254
2.13%, 01/31/21	35,401	35,907,027
2.13%, 06/30/21	11,529	11,666,705
2.13%, 08/15/21	55,333	55,942,548
2.13%, 12/31/21	15,117	15,261,569
2.13%, 12/31/22	26,172	26,183,774
2.13%, 05/15/25	36,104	35,387,944
2.25%, 03/31/21	11,552	11,766,347
2.25%, 04/30/21	79,490	80,921,660
2.25%, 12/31/23	12,496	12,504,785
2.25%, 01/31/24	20,000	20,003,900
2.25%, 11/15/24	74,368	73,886,195
2.25%, 11/15/25	41,773	41,193,832
2.25%, 08/15/46	219	184,200
2.38%, 12/31/20	26,729	27,384,689
2.38%, 08/15/24	137,273	137,932,798
2.50%, 08/15/23	10,596	10,788,364
2.50%, 05/15/24	63,740	64,708,529
2.50%, 02/15/45	40,394	36,068,925
2.50%, 02/15/46	17,415	15,503,102
2.63%, 01/31/18	36,889	37,520,134
2.63%, 08/15/20	19,551	20,219,253
2.63%, 11/15/20	87,145	90,109,417
2.75%, 02/15/24	1,932	1,994,865
2.75%, 08/15/42	18,874	17,884,303
2.75%, 11/15/42	4,898	4,638,555
2.88%, 05/15/43	30,773	29,803,040

497

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TREASURY BOND ETF(a)

January 31, 2017

Security	Principal (000s)	Value
2.88%, 08/15/45	$56,174	$54,144,265
2.88%, 11/15/46	26,941	26,010,700
3.00%, 05/15/42	3,525	3,505,210
3.00%, 11/15/44	25,928	25,655,549
3.00%, 05/15/45	70,581	69,768,091
3.00%, 11/15/45	1,916	1,892,573
3.13%, 05/15/21	69,496	73,234,120
3.13%, 11/15/41	48,149	48,972,883
3.13%, 02/15/42	1,880	1,912,267
3.13%, 02/15/43	4,711	4,780,626
3.13%, 08/15/44	22,067	22,373,762
3.38%, 05/15/44	23,495	24,953,720
3.50%, 05/15/20	87,895	93,302,033
3.63%, 08/15/19	7,575	8,000,207
3.63%, 02/15/21	16,224	17,419,458
3.75%, 11/15/43	10,158	11,521,339
4.25%, 11/15/40	9,372	11,386,249
4.38%, 02/15/38	1,741	2,163,509
4.38%, 05/15/41	31,828	39,420,109
4.50%, 02/15/36	274	346,203
4.50%, 05/15/38	32,593	41,147,518
4.75%, 02/15/37	2,887	3,752,987
5.00%, 05/15/37	2,887	3,869,821
5.25%, 02/15/29	8,702	11,120,207
5.38%, 02/15/31	279	371,846
5.50%, 08/15/28	3,274	4,237,401
6.25%, 05/15/30	1,970	2,785,023
6.63%, 02/15/27	7,200	9,862,171
6.75%, 08/15/26	11,568	15,812,598
7.13%, 02/15/23	67,957	87,346,076
8.13%, 05/15/21	10,184	12,818,713
8.75%, 08/15/20	36,399	45,286,908
U.S. Treasury STRIPS Coupon
0.00%, 08/15/36	7,505	4,140,779

		3,553,566,693

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,616,265,187)		3,553,566,693

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 1.59%

MONEY MARKET FUNDS — 1.59%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[b,c]	57,082	$57,081,578

		57,081,578

TOTAL SHORT-TERM INVESTMENTS
(Cost: $57,081,578)		57,081,578

TOTAL INVESTMENTS IN SECURITIES — 100.32%
(Cost: $3,673,346,765)[d]		3,610,648,271
Other Assets, Less Liabilities — (0.32)%		(11,411,321)

NET ASSETS — 100.00%		$3,599,236,950

STRIPS — Separate Trading of Registered Interest & Principal of Securities

[a]	The Fund changed its name from the iShares Core U.S. Treasury Bond ETF to the iShares U.S. Treasury Bond ETF effective October 5, 2016. The portfolio as of December 31, 2016 represents the holdings of the iShares Core U.S. Treasury Bond ETF.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $3,674,606,895. Net unrealized depreciation was $63,958,624, of which $265,395 represented gross unrealized appreciation on securities and $64,224,019 represented gross unrealized depreciation on securities.

498

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TREASURY BOND ETF(a)

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$3,553,566,693	$—	$3,553,566,693
Money market funds	57,081,578	—	—	57,081,578

Total	$57,081,578	$3,553,566,693	$—	$3,610,648,271

499

Schedule of Investments (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

January 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.00%

DOMESTIC FIXED INCOME — 9.94%
iShares Agency Bond ETF[a]	15,242	$1,720,974

		1,720,974
INTERNATIONAL FIXED INCOME — 10.17%
iShares J.P. Morgan USD Emerging Markets Bond ETF[a]	15,696	1,759,993

		1,759,993
INVESTMENT GRADE BONDS — 30.00%
iShares 10+ Year Credit Bond ETF[a]	9,136	539,207
iShares Intermediate Credit Bond ETF[a]	42,821	4,654,214

		5,193,421
MORTGAGE-BACKED SECURITIES — 29.61%
iShares MBS ETF[a]	48,146	5,124,660

		5,124,660
NON-INVESTMENT GRADE BONDS — 20.28%
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	40,202	3,511,243

		3,511,243

TOTAL INVESTMENT COMPANIES
(Cost: $17,478,303)		17,310,291

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	17,835	17,840

		17,840

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,840)		17,840

TOTAL INVESTMENTS IN SECURITIES — 100.10%
(Cost: $17,496,143)[f]		17,328,131
Other Assets, Less Liabilities — (0.10)%		(17,882)

NET ASSETS — 100.00%		$17,310,249

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $17,548,546. Net unrealized depreciation was $220,415, of which $20,688 represented gross unrealized appreciation on securities and $241,103 represented gross unrealized depreciation on securities.

500

Schedule of Investments (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

January 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares 0-5 Year High Yield Bond ETF	11,960	—	(11,960)	—	$—	$2,707	$(8,068)
iShares 1-3 Year Credit Bond ETF	8,766	1,460	(10,226)	—	—	1,127	(2,744)
iShares 10+ Year Credit Bond ETF	9,149	2,851	(2,864)	9,136	539,207	5,567	(2,429)
iShares Agency Bond ETF	13,112	4,383	(2,253)	15,242	1,720,974	7,218	797
iShares Floating Rate Bond ETF	29,890	4,980	(34,870)	—	—	1,468	(137)
iShares iBoxx $ High Yield Corporate Bond ETF	28,542	18,174	(6,514)	40,202	3,511,243	37,793	58,534
iShares Intermediate Credit Bond ETF	40,678	12,960	(10,817)	42,821	4,654,214	27,236	(12,842)
iShares J.P. Morgan USD Emerging Markets Bond ETF	12,927	5,017	(2,248)	15,696	1,759,993	16,965	2,827
iShares MBS ETF	13,779	41,268	(6,901)	48,146	5,124,660	35,655	9,958

					$17,310,291	$135,736	$45,896

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$17,310,291	$—	$—	$17,310,291
Money market funds	17,840	—	—	17,840

Total	$17,328,131	$—	$—	$17,328,131

501

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	March 31, 2017

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 31, 2017